UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

ITEM 1.       SCHEDULE OF INVESTMENTS.

The DFA Investment Trust Company

Form N-Q

August 31, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series
The Global Value Series
The Global Large Company Series
The Global Small Company Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note
Subsequent Event Note

1

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
●	Security is being fair valued at August 31, 2008.
(r)	The adjustable rate shown is effective as of August 31, 2008.
(t)	Face Amount Denominated in Australian Dollars.
(j)	Face Amount Denominated in Japanese Yen.
(f)	Face Amount Denominated in Swiss Francs.
(u)	Face Amount Denominated in United States Dollars.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

1

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.1%)
Consumer Discretionary — (7.7%)
#	Abercrombie & Fitch Co.	33,357	$1,749,575
# *	Amazon.com, Inc.	118,626	9,586,167
*	Apollo Group, Inc. Class A	49,888	3,176,868
# *	AutoNation, Inc.	51,391	583,288
# *	Autozone, Inc.	16,499	2,264,158
# *	Bed Bath and Beyond, Inc.	99,375	3,046,837
	Best Buy Co., Inc.	132,759	5,943,620
# *	Big Lots, Inc.	31,329	926,399
	Black & Decker Corp.	23,462	1,483,972
	Carnival Corp.	167,632	6,212,442
	CBS Corp. Class B	261,375	4,229,048
	Centex Corp.	47,392	768,698
*	Coach, Inc.	130,991	3,797,429
	Comcast Corp. Class A	1,136,407	24,069,100
#	D.R. Horton, Inc.	105,471	1,314,169
#	Darden Restaurants, Inc.	53,750	1,574,338
#	Dillards, Inc. Class A	21,958	280,404
	Disney (Walt) Co.	731,211	23,654,676
#	Eastman Kodak Co.	110,616	1,790,873
*	Expedia, Inc.	80,200	1,416,332
#	Family Dollar Stores, Inc.	53,615	1,336,086
# *	Ford Motor Co.	860,487	3,837,772
	Fortune Brands, Inc.	58,985	3,469,498
*	GameStop Corp. Class A	62,064	2,722,748
#	Gannett Co., Inc.	87,770	1,561,428
#	Gap, Inc.	172,270	3,350,652
#	General Motors Corp.	217,290	2,172,900
#	Genuine Parts Co.	62,873	2,667,073
*	Goodyear Tire & Rubber Co.	92,328	1,810,552
	H&R Block, Inc.	124,877	3,189,359
	Harley-Davidson, Inc.	90,790	3,611,626
	Harman International Industries, Inc.	22,330	759,890
	Hasbro, Inc.	53,209	1,990,017
#	Home Depot, Inc.	651,318	17,663,744
#	International Game Technology	118,824	2,546,398
# *	Interpublic Group of Companies, Inc.	181,133	1,702,650
	J.C. Penney Co., Inc.	85,218	3,320,945
	Johnson Controls, Inc.	227,754	7,042,154
#	Jones Apparel Group, Inc.	33,234	660,027
#	KB Home	29,566	614,973
*	Kohl’s Corp.	117,720	5,788,292
#	Leggett & Platt, Inc.	63,837	1,424,203
#	Lennar Corp. Class A	53,674	705,813

1

	Limited Brands, Inc.	114,947	2,390,898
#	Liz Claiborne, Inc.	36,377	589,671
	Lowe’s Companies, Inc.	561,796	13,842,653
	Macy’s, Inc.	161,379	3,359,911
	Marriott International, Inc. Class A	115,336	3,253,629
	Mattel, Inc.	138,904	2,685,014
	McDonald’s Corp.	435,048	26,994,728
#	McGraw-Hill Companies, Inc.	123,315	5,282,815
#	Meredith Corp.	14,206	403,166
#	Newell Rubbermaid, Inc.	106,274	1,923,559
	News Corp. Class A	883,882	12,515,769
	NIKE, Inc. Class B	145,609	8,825,361
#	Nordstrom, Inc.	67,429	2,097,042
*	Office Depot, Inc.	104,817	737,912
	Omnicom Group, Inc.	122,931	5,211,045
#	Polo Ralph Lauren Corp.	22,130	1,679,224
#	Pulte Homes, Inc.	81,988	1,189,646
#	RadioShack Corp.	50,353	957,211
	Scripps Networks Interactive	12,400	515,096
# *	Sears Holdings Corp.	26,853	2,469,133
#	Sherwin-Williams Co.	37,938	2,221,270
	Snap-On, Inc.	22,126	1,261,625
	Staples, Inc.	269,475	6,521,295
*	Starbucks Corp.	279,407	4,347,573
#	Starwood Hotels & Resorts Worldwide, Inc.	71,652	2,597,385
#	Target Corp.	298,789	15,841,793
# *	The DIRECTV Group, Inc.	272,660	7,691,739
#	The New York Times Co. Class A	55,181	716,801
#	The Stanley Works	30,083	1,442,480
#	The TJX Companies, Inc.	163,000	5,907,120
#	Tiffany & Co.	48,348	2,135,531
	Time Warner, Inc.	1,373,370	22,482,067
	Tyco Electronics, Ltd.	183,466	6,037,866
#	V.F. Corp.	33,507	2,655,430
*	Viacom, Inc. Class B	242,859	7,159,483
	Washington Post Co.	2,230	1,330,195
	Wendy’s International, Inc.	33,640	816,443
#	Whirlpool Corp.	28,833	2,345,853
	Wyndham Worldwide Corp.	67,885	1,308,823
	Yum! Brands, Inc.	181,818	6,487,266
Total Consumer Discretionary			370,048,714

Consumer Staples — (10.1%)
	Altria Group, Inc.	803,807	16,904,061
	Anheuser-Busch Companies, Inc.	273,679	18,571,857
	Archer-Daniels-Midland Co.	247,138	6,292,133
	Avon Products, Inc.	163,790	7,015,126
#	Brown-Forman Corp. Class B	32,371	2,331,036
	Campbell Soup Co.	82,701	3,044,224
	Clorox Co.	52,903	3,126,567
	Coca-Cola Co.	766,686	39,921,340
	Coca-Cola Enterprises, Inc.	110,409	1,884,682
	Colgate-Palmolive Co.	194,897	14,818,019
	ConAgra, Inc.	174,610	3,713,955
*	Constellation Brands, Inc. Class A	74,990	1,583,039

2

	Costco Wholesale Corp.	166,284	11,151,005
	CVS Caremark Corp.	548,597	20,078,650
*	Dean Foods Co.	58,315	1,467,789
	Estee Lauder Companies, Inc.	43,898	2,184,803
#	General Mills, Inc.	128,587	8,509,888
	Heinz (H.J.) Co.	120,954	6,086,405
	Kellogg Co.	97,413	5,303,164
	Kimberly-Clark Corp.	160,595	9,905,500
#	Kraft Foods, Inc.	581,855	18,334,251
	Lorillard, Inc.	66,751	4,822,092
	McCormick & Co., Inc.	49,199	1,990,100
	Molson Coors Brewing Co.	53,712	2,559,377
	Pepsi Bottling Group, Inc.	51,958	1,536,918
	PepsiCo, Inc.	608,743	41,686,721
	Philip Morris International, Inc.	809,557	43,473,211
	Procter & Gamble Co.	1,171,739	81,752,230
#	Reynolds American, Inc.	65,739	3,482,852
#	Safeway, Inc.	168,105	4,427,886
	Sara Lee Corp.	271,081	3,659,594
	SUPERVALU, Inc.	81,473	1,889,359
	Sysco Corp.	230,525	7,337,611
	The Hershey Co.	64,483	2,327,191
	The Kroger Co.	253,923	7,013,353
	Tyson Foods, Inc. Class A	104,940	1,523,729
#	UST, Inc.	56,740	3,040,697
	Walgreen Co.	380,138	13,848,427
	Wal-Mart Stores, Inc.	893,027	52,751,105
#	Whole Foods Market, Inc.	53,812	985,298
	Wrigley (Wm.) Jr. Co.	82,398	6,548,993
Total Consumer Staples			488,884,238

Energy — (12.3%)
	Anadarko Petroleum Corp.	179,666	11,090,782
	Apache Corp.	128,031	14,644,186
#	Baker Hughes, Inc.	118,218	9,458,622
	BJ Services Co.	112,788	3,028,358
#	Cabot Oil & Gas Corp.	39,668	1,762,846
*	Cameron International Corp.	83,155	3,874,191
	Chesapeake Energy Corp.	184,589	8,934,108
	Chevron Corp.	793,849	68,525,046
	ConocoPhillips	591,993	48,845,342
#	CONSOL Energy, Inc.	70,147	4,749,653
	Devon Energy Corp.	171,237	17,474,736
#	El Paso Corp.	269,553	4,517,708
#	ENSCO International, Inc.	55,400	3,755,012
#	EOG Resources, Inc.	95,300	9,951,226
	Exxon Mobil Corp.	2,027,889	162,251,399
	Halliburton Co.	334,818	14,711,903
	Hess Corp.	107,839	11,291,822
	Marathon Oil Corp.	271,709	12,245,925
	Massey Energy Co.	30,892	2,037,636
#	Murphy Oil Corp.	72,914	5,725,936
# *	Nabors Industries, Ltd.	108,047	3,849,715
*	National-Oilwell, Inc.	159,344	11,748,433
	Noble Corp.	103,151	5,187,464

3

	Noble Energy, Inc.	66,095	4,740,994
#	Occidental Petroleum Corp.	314,996	24,998,083
	Peabody Energy Corp.	104,206	6,559,768
#	Range Resources Corp.	59,302	2,752,799
	Rowan Companies, Inc.	43,219	1,596,510
#	Schlumberger, Ltd.	457,908	43,144,092
#	Smith International, Inc.	77,104	5,374,149
*	Southwestern Energy Co.	131,245	5,035,871
	Spectra Energy Corp.	242,929	6,427,901
#	Sunoco, Inc.	44,848	1,990,354
#	Tesoro Petroleum Corp.	52,860	980,553
#	The Williams Companies, Inc.	224,297	6,928,534
*	Transocean, Inc.	122,383	15,567,118
	Valero Energy Corp.	202,840	7,050,718
# *	Weatherford International, Ltd.	260,825	10,062,629
#	XTO Energy, Inc.	205,993	10,384,107
Total Energy			593,256,229

Financials — (12.5%)
	AFLAC, Inc.	182,435	10,344,065
	Allstate Corp.	211,386	9,539,850
#	American Capital, Ltd.	77,872	1,692,937
#	American Express Co.	444,600	17,641,728
	American International Group, Inc.	1,031,954	22,176,691
	Ameriprise Financial, Inc.	85,262	3,832,527
	AON Corp.	114,651	5,444,776
	Assurant, Inc.	36,754	2,147,536
	Bank of America Corp.	1,749,776	54,488,025
#	Bank of New York Mellon Corp.	438,998	15,193,721
#	BB&T Corp.	209,879	6,296,370
#	Capital One Financial Corp.	143,999	6,356,116
*	CB Richard Ellis Group, Inc.	66,728	872,135
	Chubb Corp.	140,274	6,734,555
	Cincinnati Financial Corp.	62,622	1,856,116
	CIT Group, Inc.	108,469	1,118,315
	Citigroup, Inc.	2,089,476	39,679,149
	CME Group, Inc.	25,738	8,632,010
#	Comerica, Inc.	57,759	1,622,450
	Discover Financial Services	183,964	3,026,208
# *	E*TRADE Financial Corp.	206,186	659,795
#	Federal Home Loan Mortgage Corporation	248,212	1,119,436
#	Federal National Mortgage Association	408,487	2,794,051
	Federated Investors, Inc.	33,257	1,112,114
#	Fifth Third Bancorp	220,598	3,481,036
#	First Horizon National Corp.	71,688	805,056
	Franklin Resources, Inc.	59,874	6,256,833
	Genworth Financial, Inc.	166,134	2,666,451
	Hartford Financial Services Group, Inc.	120,786	7,619,181
	Hudson City Bancorp, Inc.	199,243	3,674,041
#	Huntington Bancshares, Inc.	140,551	1,028,833
*	IntercontinentalExchange, Inc.	27,084	2,384,205
	Janus Capital Group, Inc.	56,232	1,516,577
	JPMorgan Chase & Co.	1,325,296	51,010,643
	KeyCorp	186,345	2,238,003
	Legg Mason, Inc.	54,165	2,411,967

4

#	Lehman Brothers Holdings, Inc.	267,373	4,302,032
	Leucadia National Corp.	67,878	3,142,073
	Lincoln National Corp.	99,520	5,051,635
	Loews Corp.	138,960	6,035,033
#	M&T Bank Corp.	29,582	2,110,380
	Marsh & McLennan Companies, Inc.	196,345	6,269,296
#	Marshall & Ilsley Corp.	99,477	1,531,946
#	Mastercard, Inc.	27,945	6,778,060
#	MBIA, Inc.	81,462	1,321,314
	Merrill Lynch & Co., Inc.	587,816	16,664,584
#	MetLife, Inc.	272,616	14,775,787
#	MGIC Investment Corp.	47,999	403,672
#	Moody’s Corp.	77,950	3,169,447
	Morgan Stanley	424,928	17,349,810
#	National City Corp.	291,811	1,470,727
#	Northern Trust Corp.	73,505	5,909,067
	NYSE Euronext	101,707	4,128,287
	PNC Financial Services Group	132,737	9,550,427
	Principal Financial Group, Inc.	99,365	4,549,923
	Progressive Corp.	260,029	4,802,736
	Prudential Financial, Inc.	167,337	12,334,410
#	Regions Financial Corp.	266,668	2,472,012
	SAFECO Corp.	34,507	2,332,673
	Schwab (Charles) Corp.	356,408	8,550,228
# *	SLM Corp.	179,173	2,958,146
	Sovereign Bancorp, Inc.	183,876	1,776,242
	State Street Corp.	163,739	11,080,218
#	SunTrust Banks, Inc.	135,119	5,660,135
#	T. Rowe Price Group, Inc.	99,673	5,916,589
#	The Goldman Sachs Group, Inc.	151,295	24,807,841
	The Travelers Companies, Inc.	232,085	10,248,874
	Torchmark Corp.	34,466	2,058,999
#	U.S. Bancorp	668,031	21,283,468
	Unum Group	132,929	3,377,726
#	Wachovia Corp.	820,472	13,037,300
#	Washington Mutual, Inc.	569,589	2,306,835
	Wells Fargo & Co.	1,267,552	38,368,799
#	XL Capital, Ltd.	116,690	2,345,469
#	Zions Bancorporation	41,278	1,107,902
Total Financials			600,813,604

Health Care — (11.4%)
	Abbott Laboratories	592,319	34,016,880
	Aetna, Inc.	186,066	8,026,887
#	Allergan, Inc.	118,023	6,593,945
	AmerisourceBergen Corp.	61,797	2,534,295
*	Amgen, Inc.	417,843	26,261,433
	Applied Biosystems, Inc.	64,733	2,362,107
#	Bard (C.R.), Inc.	38,102	3,560,632
*	Barr Laboratories, Inc.	41,474	2,801,154
	Baxter International, Inc.	240,788	16,315,795
	Becton Dickinson & Co.	93,672	8,185,059
# *	Biogen Idec, Inc.	112,462	5,727,690
*	Boston Scientific Corp.	516,839	6,491,498
	Bristol-Myers Squibb Co.	759,772	16,213,534

5

	Cardinal Health, Inc.	136,964	7,530,281
*	Celgene Corp.	167,285	11,592,851
	Cigna Corp.	107,776	4,513,659
*	Coventry Health Care, Inc.	58,210	2,038,514
	Covidien, Ltd.	191,736	10,367,166
*	DaVita, Inc.	40,185	2,306,217
	Eli Lilly & Co.	379,644	17,710,393
*	Express Scripts, Inc.	96,389	7,075,916
*	Forest Laboratories, Inc.	116,966	4,174,517
*	Genzyme Corp.	102,595	8,033,189
# *	Gilead Sciences, Inc.	354,044	18,651,038
# *	Hospira, Inc.	61,060	2,464,382
*	Humana, Inc.	64,943	3,013,355
#	IMS Health, Inc.	69,597	1,546,445
*	Intuitive Surgical, Inc.	14,854	4,385,941
	Johnson & Johnson	1,081,626	76,178,919
*	King Pharmaceuticals, Inc.	94,652	1,082,819
*	Laboratory Corp. of America Holdings	42,717	3,124,749
	McKesson Corp.	106,420	6,148,948
*	Medco Health Solutions, Inc.	194,456	9,110,264
	Medtronic, Inc.	431,019	23,533,637
	Merck & Co., Inc.	823,840	29,386,373
# *	Millipore Corp.	21,144	1,586,011
# *	Mylan, Inc.	116,847	1,506,158
*	Patterson Companies, Inc.	46,568	1,515,323
	PerkinElmer, Inc.	45,439	1,290,922
	Pfizer, Inc.	2,596,492	49,618,962
	Quest Diagnostics, Inc.	60,567	3,273,646
	Schering-Plough Corp.	622,300	12,072,620
# *	St. Jude Medical, Inc.	130,054	5,960,375
	Stryker Corp.	91,667	6,159,106
*	Tenet Healthcare Corp.	183,888	1,108,845
# *	Thermo Fisher Scientific, Inc.	160,509	9,720,425
	UnitedHealth Group, Inc.	471,578	14,359,550
*	Varian Medical Systems, Inc.	48,213	3,045,133
*	Waters Corp.	38,420	2,622,165
*	Watson Pharmaceuticals, Inc.	40,084	1,214,946
*	WellPoint, Inc.	201,947	10,660,782
	Wyeth	511,737	22,147,977
*	Zimmer Holdings, Inc.	88,846	6,431,562
Total Health Care			547,354,990

Industrials — (10.2%)
	3M Co.	270,306	19,353,910
*	Allied Waste Industries, Inc.	129,460	1,739,942
#	Avery Dennison Corp.	40,867	1,971,424
	B.F. Goodrich Co.	48,003	2,460,154
	Boeing Co.	288,408	18,908,028
	Burlington Northern Santa Fe Corp.	112,526	12,085,292
	C.H. Robinson Worldwide, Inc.	65,502	3,413,309
	Caterpillar, Inc.	235,949	16,688,673
	Cintas Corp.	50,136	1,544,189
	Cooper Industries, Ltd.	66,786	3,181,685
	CSX Corp.	155,396	10,051,013
#	Cummins, Inc.	77,956	5,079,613

6

#	Danaher Corp.	97,771	7,975,180
	Deere & Co.	165,398	11,672,137
#	Dover Corp.	72,682	3,589,037
	Eaton Corp.	63,173	4,623,000
	Emerson Electric Co.	299,659	14,024,041
	Equifax, Inc.	49,710	1,756,254
#	Expeditors International of Washington, Inc.	81,862	2,954,400
#	FedEx Corp.	119,003	9,855,828
#	Fluor Corp.	68,088	5,455,891
	General Dynamics Corp.	152,941	14,116,454
	General Electric Co.	3,825,502	107,496,606
	Honeywell International, Inc.	284,597	14,278,231
#	Illinois Tool Works, Inc.	152,489	7,564,979
	Ingersoll-Rand Co., Ltd. Class A	121,970	4,504,352
#	ITT Industries, Inc.	69,730	4,445,288
*	Jacobs Engineering Group, Inc.	46,748	3,450,937
	L-3 Communications Holdings, Inc.	47,077	4,893,183
	Lockheed Martin Corp.	129,641	15,095,398
	Masco Corp.	138,820	2,645,909
# *	Monster Worldwide, Inc.	47,702	932,097
	Norfolk Southern Corp.	144,215	10,604,129
	Northrop Grumman Corp.	131,281	9,038,697
	Paccar, Inc.	140,145	6,034,644
	Pall Corp.	46,008	1,868,385
	Parker Hannifin Corp.	64,375	4,124,506
	Pitney Bowes, Inc.	79,667	2,720,628
	Precision Castparts Corp.	53,462	5,520,486
	R. R. Donnelley & Sons Co.	81,481	2,271,690
	Raytheon Co.	162,349	9,739,317
	Robert Half International, Inc.	60,953	1,560,397
	Rockwell Automation, Inc.	56,320	2,658,867
	Rockwell Collins, Inc.	61,693	3,244,435
	Ryder System, Inc.	22,067	1,423,763
	Southwest Airlines Co.	280,849	4,277,330
*	Terex Corp.	38,495	1,935,914
	Textron, Inc.	95,658	3,931,544
	The Manitowoc Co., Inc.	49,899	1,256,457
	Tyco International, Ltd.	185,084	7,936,402
#	Union Pacific Corp.	198,328	16,639,719
	United Parcel Service, Inc.	391,806	25,122,601
	United Technologies Corp.	373,517	24,498,980
#	W.W. Grainger, Inc.	24,958	2,246,969
	Waste Management, Inc.	188,322	6,625,168
Total Industrials			493,087,462

Information Technology — (14.5%)
# *	Adobe Systems, Inc.	204,114	8,742,203
# *	Advanced Micro Devices, Inc.	232,812	1,464,387
*	Affiliated Computer Services, Inc. Class A	36,994	1,969,561
*	Agilent Technologies, Inc.	138,209	4,804,145
*	Akamai Technologies, Inc.	64,570	1,478,653
#	Altera Corp.	115,060	2,604,958
	Analog Devices, Inc.	111,348	3,113,290
# *	Apple, Inc.	338,368	57,363,527
	Applied Materials, Inc.	520,221	9,322,360

7

*	Autodesk, Inc.	85,951	3,053,839
#	Automatic Data Processing, Inc.	198,969	8,830,244
*	BMC Software, Inc.	73,307	2,386,876
# *	Broadcom Corp.	171,659	4,130,116
	CA, Inc.	149,848	3,582,866
# *	Ciena Corp.	34,601	601,365
*	Cisco Sytems, Inc.	2,267,167	54,525,366
*	Citrix Systems, Inc.	70,440	2,132,219
# *	Cognizant Technology Solutions Corp.	110,873	3,250,796
*	Computer Sciences Corp.	58,007	2,728,069
*	Compuware Corp.	100,423	1,147,835
*	Convergys Corp.	47,423	699,489
	Corning, Inc.	604,450	12,415,403
# *	Dell, Inc.	775,642	16,854,701
# *	eBay, Inc.	424,257	10,576,727
# *	Electronic Arts, Inc.	122,209	5,965,021
*	EMC Corp.	793,408	12,123,274
	Fidelity National Information Services, Inc.	65,899	1,439,893
# *	Fiserv, Inc.	62,918	3,262,927
*	Google, Inc.	89,206	41,328,248
	Hewlett-Packard Co.	946,527	44,411,047
	Intel Corp.	2,198,414	50,277,728
	International Business Machines Corp.	527,143	64,169,117
*	Intuit, Inc.	123,203	3,704,714
	Jabil Circuit, Inc.	80,279	1,353,504
# *	JDS Uniphase Corp.	88,209	896,203
# *	Juniper Networks, Inc.	201,476	5,177,933
	KLA-Tencor Corp.	65,269	2,418,869
*	Lexmark International, Inc.	33,768	1,214,635
	Linear Technology Corp.	85,151	2,779,329
*	LSI Corp.	244,653	1,626,942
*	MEMC Electronic Materials, Inc.	87,408	4,290,859
#	Microchip Technology, Inc.	70,984	2,272,198
*	Micron Technology, Inc.	292,009	1,238,118
	Microsoft Corp.	3,074,031	83,890,306
#	Molex, Inc.	53,431	1,288,756
	Motorola, Inc.	865,558	8,153,556
#	National Semiconductor Corp.	82,838	1,775,218
*	NetApp, Inc.	131,844	3,359,385
*	Novell, Inc.	135,815	873,290
*	Novellus Systems, Inc.	38,327	868,873
*	Nvidia Corp.	212,907	2,691,144
# *	Oracle Corp.	1,522,415	33,386,561
#	Paychex, Inc.	123,092	4,194,975
# *	QLogic Corp.	50,878	950,401
#	QUALCOMM, Inc.	621,255	32,709,076
*	Sandisk Corp.	86,255	1,247,247
*	Sun Microsystems, Inc.	300,049	2,700,441
*	Symantec Corp.	322,440	7,193,636
*	Tellabs, Inc.	152,530	794,681
*	Teradata Corp.	68,969	1,694,568
# *	Teradyne, Inc.	65,852	614,399
#	Texas Instruments, Inc.	507,667	12,442,918
	Total System Services, Inc.	76,063	1,515,175
*	Unisys Corp.	136,730	559,226

8

*	VeriSign, Inc.	74,728	2,389,054
	Western Union Co.	284,002	7,844,135
	Xerox Corp.	345,086	4,807,048
	Xilinx, Inc.	107,181	2,784,562
*	Yahoo!, Inc.	528,047	10,233,551
Total Information Technology			698,691,736

Materials — (3.2%)
	Air Products & Chemicals, Inc.	80,852	7,426,256
	AK Steel Holding Corp.	42,990	2,261,704
	Alcoa, Inc.	312,830	10,051,228
#	Allegheny Technologies, Inc.	38,803	1,901,347
	Ashland, Inc.	21,496	879,831
#	Ball Corp.	37,527	1,723,240
	Bemis Co., Inc.	38,245	1,067,800
	Dow Chemical Co.	357,097	12,187,721
#	duPont (E.I.) de Nemours & Co., Inc.	345,692	15,362,552
#	Eastman Chemical Co.	29,259	1,764,903
#	Ecolab, Inc.	67,349	3,080,543
#	Freeport-McMoRan Copper & Gold, Inc. Class B	147,080	13,137,186
#	Hercules, Inc.	43,412	935,529
	International Flavors & Fragrances, Inc.	30,897	1,242,368
	International Paper Co.	164,123	4,439,527
	MeadWestavco Corp.	66,675	1,765,554
	Monsanto Co.	210,618	24,063,107
#	Newmont Mining Corp.	174,255	7,858,901
#	Nucor Corp.	120,344	6,318,060
*	Pactiv Corp.	50,195	1,348,740
#	PPG Industries, Inc.	62,980	3,958,923
#	Praxair, Inc.	120,174	10,796,432
	Rohm & Haas Co.	48,141	3,612,982
#	Sealed Air Corp.	61,462	1,489,224
	Sigma-Aldrich Corp.	49,477	2,808,315
#	Titanium Metals Corp.	37,517	540,620
	United States Steel Corp.	45,178	6,011,836
#	Vulcan Materials Co.	42,003	3,143,505
	Weyerhaeuser Co.	81,080	4,499,129
Total Materials			155,677,063

Real Estate Investment Trusts — (1.1%)
	Apartment Investment & Management Co. Class A	34,443	1,220,660
	AvalonBay Communities, Inc.	29,543	2,954,300
	Boston Properties, Inc.	45,941	4,707,574
	Developers Diversified Realty Corp.	45,972	1,540,522
	Equity Residential	103,819	4,381,162
	General Growth Properties, Inc.	102,664	2,662,078
	HCP, Inc.	95,143	3,446,079
	Host Marriott Corp.	200,430	2,866,149
	Kimco Realty Corp.	97,373	3,616,433
#	Plum Creek Timber Co., Inc.	65,671	3,258,595
	ProLogis	100,614	4,332,439
	Public Storage	47,391	4,185,573
	Simon Property Group, Inc.	86,261	8,184,444
	Vornado Realty Trust	51,876	5,159,587
Total Real Estate Investment Trusts			52,515,595

Telecommunication Services — (2.8%)

9

# *	American Tower Corp.	152,205	6,290,633
	AT&T, Inc.	2,280,164	72,942,446
	CenturyTel, Inc.	40,471	1,563,395
	Embarq Corp.	56,627	2,670,529
#	Frontier Communications Corp.	124,444	1,564,261
#	Qwest Communications International, Inc.	583,968	2,207,399
	Sprint Nextel Corp.	1,094,219	9,541,590
	Verizon Communications, Inc.	1,094,075	38,423,914
	Windstream Corp.	171,667	2,132,104
Total Telecommunication Services			137,336,271

Utilities — (3.3%)
# *	AES Corp.	257,842	3,934,669
	Allegheny Energy, Inc.	64,490	2,923,332
	Ameren Corp.	80,396	3,365,377
	American Electric Power Co., Inc.	154,131	6,017,274
	CenterPoint Energy, Inc.	125,988	2,000,689
	CMS Energy Corp.	86,463	1,173,303
	Consolidated Edison, Inc.	104,637	4,279,653
	Constellation Energy Group	68,462	4,567,100
#	Dominion Resources, Inc.	221,835	9,656,478
	DTE Energy Co.	62,616	2,639,891
	Duke Energy Corp.	485,361	8,464,696
*	Dynegy, Inc.	190,690	1,136,512
#	Edison International	125,046	5,742,112
#	Entergy Corp.	73,499	7,599,062
	Exelon Corp.	251,774	19,124,753
	FirstEnergy Corp.	116,996	8,498,589
	FPL Group, Inc.	156,637	9,407,618
	Integrys Energy Group, Inc.	29,331	1,533,131
#	Nicor, Inc.	17,324	794,998
	NiSource, Inc.	105,241	1,734,372
#	Pepco Holdings, Inc.	77,296	1,959,454
#	PG&E Corp.	137,116	5,667,004
#	Pinnacle West Capital Corp.	38,623	1,359,143
	PPL Corp.	143,172	6,266,638
	Progress Energy, Inc.	100,295	4,380,886
	Public Service Enterprise Group, Inc.	195,164	7,956,836
#	Questar Corp.	66,508	3,451,100
	Sempra Energy	96,081	5,565,012
#	Southern Co.	294,457	11,045,082
	TECO Energy, Inc.	80,888	1,443,042
	Xcel Energy, Inc.	165,363	3,391,595
Total Utilities			157,079,401

TOTAL COMMON STOCKS			4,294,745,303

10

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $117,545,000 FHLMC 6.50%, 08/01/37 & FNMA 6.00%, 12/01/37, valued at $109,788,071) to be repurchased at $106,531,959	$106,509	106,509,000

SECURITIES LENDING COLLATERAL — (8.7%)
§ @	DFA Short Term Investment Fund LP	359,185	359,185,066

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $75,047,495 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/23 to 06/01/38, valued at $59,453,617) to be repurchased at $57,735,683	57,722	57,721,958

TOTAL SECURITIES LENDING COLLATERAL			416,907,024

TOTAL INVESTMENTS - (100.0%) (Cost $4,020,768,006)##			$4,818,161,327

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRALIA — (1.7%)
BONDS — (1.7%)
General Electric Capital Australia
6.250%, 03/30/09	5,000	$4,263,149

AUSTRIA — (2.2%)
BONDS — (2.2%)
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	6,200	5,634,030

GERMANY — (9.6%)
BONDS — (9.6%)
Landesbank Baden-Wuerttemberg
(f) 3.000%, 12/22/08	3,700	3,360,883
Landwirtschaftliche Rentenbank
(j) 0.650%, 09/30/08	1,130,000	10,382,179
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	1,200,000	11,012,676
TOTAL — GERMANY		24,755,738

SWEDEN — (2.5%)
BONDS — (2.5%)
Kommuninvest
5.050%, 10/28/08	1,000	855,068
(t) 5.000%, 11/25/08	2,300	1,963,556
Svensk Exportkredit AB
(u) 4.000%, 06/15/10	3,700	3,759,559
TOTAL — SWEDEN		6,578,183

UNITED KINGDOM — (1.0%)
BONDS — (1.0%)
BP Capital Markets P.L.C.
(u) 4.875%, 03/15/10	2,500	2,566,755

UNITED STATES — (83.0%)
AGENCY OBLIGATIONS — (46.3%)
Federal Farm Credit Bank
2.750%, 05/04/10	27,600	27,476,821
Federal Home Loan Bank
4.375%, 03/17/10	6,100	6,219,969

1

	2.375%, 04/30/10	14,400	14,236,517
	4.875%, 05/14/10	5,800	5,970,212
	4.250%, 06/11/10	6,900	7,035,640
	3.500%, 07/16/10	3,800	3,826,098
	3.375%, 08/13/10	9,900	9,944,817
	Federal Home Loan Bank Discount Notes
	2.695%, 01/07/09	17,000	16,835,083
	Federal Home Loan Mortgage Corporation
	2.375%, 05/28/10	8,000	7,900,904
	Federal National Mortgage Association
	2.500%, 04/09/10	5,500	5,450,230
	4.125%, 05/15/10	6,100	6,193,391
	2.375%, 05/20/10	8,500	8,396,937
TOTAL AGENCY OBLIGATIONS			119,486,619

BONDS — (24.1%)
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	9,000	8,843,283
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	7,000	6,993,336
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	1,000,000	9,178,406
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	6,500	6,476,723
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	3,400	3,411,421
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	7,000	7,010,073
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	6,800	6,787,910
	Paccar Financial Corp. Floating Rate Note
(r)	4.966%, 09/21/09	2,500	2,490,465
	Wal-Mart Stores, Inc.
	6.875%, 08/10/09	7,500	7,778,760
	Wells Fargo Bank & Co.
	4.625%, 08/09/10	3,000	3,037,338
TOTAL BONDS			62,007,715

CERTIFICATES OF DEPOSIT INTEREST BEARING — (2.7%)
	Royal Bank of Scotland P.L.C.
	3.110%, 01/23/09	7,000	7,000,356

COMMERCIAL PAPER — (9.3%)
	Eaton Corp.
	2.100%, 09/02/08	7,000	6,998,258
	Eksportfinans
	2.030%, 09/02/08	2,000	1,999,509
	Rockwell Automation, Inc.
	2.050%, 09/02/08	6,200	6,198,388
	Sheffield Receivables Corp.
	2.170%, 09/02/08	1,900	1,899,403

2

Societe Generale North America
3.100%, 05/01/09	3,000	2,934,912
UBS Finance Delaware LLC
3.130%, 01/22/09	4,000	3,950,019
TOTAL COMMERCIAL PAPER		23,980,489

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,487,727	1,487,727

TOTAL INVESTMENTS - (100.0%)
(Cost $254,434,472)##		$257,760,761

3

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.6%)
Consumer Discretionary — (13.2%)
* #	AutoNation, Inc.	1,441,658	$16,362,818
#	Belo Corp. Class A	16,644	122,001
	CBS Corp. Class B	5,687,606	92,025,465
#	Comcast Corp. Class A	12,429,142	263,249,228
#	Comcast Corp. Special Class A Non-Voting	2,899,710	61,299,869
*	Discovery Holding Co. Class A	1,017,390	20,581,800
	Disney (Walt) Co.	415,720	13,448,542
*	Expedia, Inc.	1,156,951	20,431,755
#	Foot Locker, Inc.	554,663	9,035,460
* #	Ford Motor Co.	11,047,826	49,273,304
	Fortune Brands, Inc.	585,610	34,445,580
#	Gannett Co., Inc.	931,585	16,572,897
*	Goodyear Tire & Rubber Co.	556,502	10,913,004
#	Hearst-Argyle Television, Inc.	316,700	6,270,660
*	HSN, Inc.	419,450	6,144,942
* #	Interval Leisure Group, Inc.	419,450	5,448,655
	J.C. Penney Co., Inc.	517,600	20,170,872
#	Leggett & Platt, Inc.	441,800	9,856,558
* #	Liberty Global, Inc. Class A	309,505	10,888,386
* #	Liberty Global, Inc. Series C	339,005	11,261,746
*	Liberty Media Corp. - Entertainment Class A	3,931,872	109,266,723
*	Liberty Media Holding Corp. Capital Class A	845,855	13,745,144
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	57,555,852
	Macy’s, Inc.	1,739,930	36,225,343
#	MDC Holdings, Inc.	298,104	12,356,411
* #	Mohawk Industries, Inc.	404,517	27,931,899
	News Corp. Class A	35,876	508,004
*	Radio One, Inc. Class D	8,157	7,749
#	Royal Caribbean Cruises, Ltd.	320,400	8,708,472
#	Saks, Inc.	2,710	30,894
* #	Sears Holdings Corp.	350,614	32,238,957
	Service Corp. International	398,500	4,068,685
* #	Ticketmaster	419,450	8,988,813
#	Time Warner, Inc.	18,688,980	305,938,603
* #	Toll Brothers, Inc.	919,700	22,882,136
*	TRW Automotive Holdings Corp.	238,137	4,567,468
	Tyco Electronics, Ltd.	1,108,632	36,485,079
#	Whirlpool Corp.	186,215	15,150,452
#	Wyndham Worldwide Corp.	797,860	15,382,741
Total Consumer Discretionary			1,389,842,967

Consumer Staples — (4.0%)
	Archer-Daniels-Midland Co.	1,240,260	31,577,020

1

	Coca-Cola Enterprises, Inc.	3,580,472	61,118,657
*	Constellation Brands, Inc. Class A	846,137	17,861,952
	Corn Products International, Inc.	483,600	21,660,444
	Del Monte Foods Co.	730,063	6,220,137
	J.M. Smucker Co.	397,802	21,572,802
#	Kraft Foods, Inc.	4,530,190	142,746,287
	Molson Coors Brewing Co.	642,790	30,628,943
	PepsiAmericas, Inc.	449,925	10,541,743
* #	Smithfield Foods, Inc.	799,600	16,079,956
#	SUPERVALU, Inc.	1,536,742	35,637,047
	Tyson Foods, Inc. Class A	2,025,659	29,412,569
Total Consumer Staples			425,057,557

Energy — (14.8%)
	Anadarko Petroleum Corp.	3,481,656	214,922,625
	Apache Corp.	2,319,190	265,268,952
#	Chesapeake Energy Corp.	3,199,938	154,876,999
	Cimarex Energy Co.	361,347	20,069,212
	ConocoPhillips	4,036,857	333,081,071
#	Devon Energy Corp.	1,997,042	203,798,136
* #	Forest Oil Corp.	475,600	27,071,152
#	Marathon Oil Corp.	2,034,046	91,674,453
*	Mariner Energy, Inc.	362,280	10,538,725
*	Newfield Exploration Co.	674,465	30,499,307
	Noble Energy, Inc.	233,800	16,770,474
	Overseas Shipholding Group, Inc.	286,600	20,560,684
	Patterson-UTI Energy, Inc.	274,100	7,789,922
	Pioneer Natural Resources Co.	786,498	49,683,079
*	Pride International, Inc.	312,040	11,985,456
	Rowan Companies, Inc.	464,466	17,157,374
* #	SEACOR Holdings, Inc.	114,440	10,087,886
#	Tidewater, Inc.	431,200	26,160,904
*	Unit Corp.	147,500	9,990,175
	Valero Energy Corp.	1,239,275	43,077,199
Total Energy			1,565,063,785

Financials — (27.7%)
* #	Allegheny Corp.	36,722	11,751,040
#	Allstate Corp.	2,584,815	116,652,701
#	American Capital, Ltd.	472,547	10,273,172
	American Financial Group, Inc.	883,300	25,200,549
#	American International Group, Inc.	3,921,610	84,275,399
	American National Insurance Co.	71,652	6,839,183
#	Associated Banc-Corp.	242,510	4,243,925
	Assurant, Inc.	113,400	6,625,962
	Bank of America Corp.	6,946,274	216,306,972
	Bank of New York Mellon Corp.	214,845	7,435,785
#	Capital One Financial Corp.	1,606,984	70,932,274
	Chubb Corp.	1,648,373	79,138,388
#	Cincinnati Financial Corp.	1,328,489	39,376,414
#	CIT Group, Inc.	244,220	2,517,908
	Citigroup, Inc.	674,900	12,816,351
	CNA Financial Corp.	1,929,282	54,097,067
#	Comerica, Inc.	334,100	9,384,869
	Discover Financial Services	2,007,330	33,020,578

2

#	Federal National Mortgage Association	601,639	4,115,211
#	Fidelity National Financial, Inc.	952,159	13,358,791
#	Fifth Third Bancorp	455,000	7,179,900
#	First American Corp.	722,800	18,265,156
	First Citizens BancShares, Inc.	7,495	1,112,408
#	Fulton Financial Corp.	8,369	89,214
	Genworth Financial, Inc.	1,094,723	17,570,304
	Hanover Insurance Group, Inc.	388,766	18,361,418
	Hartford Financial Services Group, Inc.	1,281,850	80,859,098
	HCC Insurance Holdings, Inc.	315,257	7,938,171
#	Hudson City Bancorp, Inc.	610,361	11,255,057
#	Janus Capital Group, Inc.	705,391	19,024,395
	JPMorgan Chase & Co.	8,113,033	312,270,640
#	KeyCorp	928,500	11,151,285
#	Legg Mason, Inc.	294,947	13,133,990
#	Lehman Brothers Holdings, Inc.	943,839	15,186,370
	Leucadia National Corp.	50,352	2,330,794
	Lincoln National Corp.	1,244,573	63,174,525
	Loews Corp.	3,874,202	168,256,593
#	M&T Bank Corp.	447,652	31,935,494
	Marsh & McLennan Companies, Inc.	322,300	10,291,039
#	Marshall & Ilsley Corp.	596,000	9,178,400
#	Mercury General Corp.	159,125	8,105,827
	Merrill Lynch & Co., Inc.	1,433,140	40,629,519
#	MetLife, Inc.	5,587,198	302,826,132
	Morgan Stanley	3,052,197	124,621,204
#	National City Corp.	1,962,794	9,892,482
#	Nationwide Financial Services, Inc.	393,102	20,221,167
#	New York Community Bancorp, Inc.	2,262,500	37,308,625
#	Odyssey Re Holdings Corp.	351,255	13,263,389
	Old Republic International Corp.	1,782,254	19,480,036
#	Principal Financial Group, Inc.	1,186,779	54,342,610
#	Protective Life Corp.	547,200	19,857,888
	Prudential Financial, Inc.	1,861,400	137,203,794
#	Reinsurance Group of America, Inc.	479,000	23,068,640
	SAFECO Corp.	530,900	35,888,840
#	Sovereign Bancorp, Inc.	2,013,036	19,445,928
	StanCorp Financial Group, Inc.	222,900	10,924,329
#	SunTrust Banks, Inc.	813,260	34,067,461
#	Synovus Financial Corp.	745,500	6,858,600
	The Travelers Companies, Inc.	5,164,209	228,051,469
#	Torchmark Corp.	174,800	10,442,552
	Transatlantic Holdings, Inc.	168,207	10,109,241
* #	Tree.com, Inc.	69,908	531,301
#	UnionBanCal Corp.	333,700	24,587,016
	Unitrin, Inc.	377,911	9,648,068
#	Unum Group	2,446,189	62,157,662
	W. R. Berkley Corp.	679,240	16,002,894
	Wesco Financial Corp.	19,000	7,049,000
#	Zions Bancorporation	237,920	6,385,773
Total Financials			2,919,898,237

Health Care — (1.2%)
* #	Community Health Systems, Inc.	143,326	4,946,180
*	Health Management Associates, Inc.	560,097	3,254,164

3

*	King Pharmaceuticals, Inc.	575,500	6,583,720
#	Omnicare, Inc.	492,323	15,877,417
#	PerkinElmer, Inc.	65,900	1,872,219
*	Tenet Healthcare Corp.	552,220	3,329,887
* #	Watson Pharmaceuticals, Inc.	676,800	20,513,808
* #	WellPoint, Inc.	1,265,843	66,823,852
Total Health Care			123,201,247

Industrials — (14.4%)
	Alexander & Baldwin, Inc.	123,415	5,520,353
*	Allied Waste Industries, Inc.	2,728,976	36,677,437
	Burlington Northern Santa Fe Corp.	2,216,173	238,016,980
	CSX Corp.	3,367,404	217,803,691
	DRS Technologies, Inc.	91,850	7,313,097
#	GATX Corp.	390,900	17,133,147
#	IKON Office Solutions, Inc.	41,430	717,153
* #	Kansas City Southern	210,473	10,824,626
	Kennametal, Inc.	107,985	3,804,312
#	Masco Corp.	1,209,279	23,048,858
	Norfolk Southern Corp.	3,209,002	235,957,917
	Northrop Grumman Corp.	2,635,484	181,453,073
#	Pentair, Inc.	164,120	6,031,410
	R. R. Donnelley & Sons Co.	740,098	20,633,932
	Raytheon Co.	482,645	28,953,874
#	Ryder System, Inc.	466,600	30,105,032
#	Southwest Airlines Co.	5,164,520	78,655,640
	Timken Co.	346,652	11,203,793
#	Trinity Industries, Inc.	180,545	6,496,009
#	Union Pacific Corp.	4,137,400	347,127,860
* #	United Rentals, Inc.	249,961	4,046,869
*	URS Corp.	224,235	10,754,311
* #	YRC Worldwide, Inc.	124,289	2,249,631
Total Industrials			1,524,529,005

Information Technology — (3.8%)
* #	Advanced Micro Devices, Inc.	825,230	5,190,697
*	Arrow Electronics, Inc.	456,200	15,141,278
*	Avnet, Inc.	1,074,500	31,536,575
#	AVX Corp.	493,517	5,665,575
*	Computer Sciences Corp.	1,385,243	65,147,978
*	Compuware Corp.	371,363	4,244,679
* #	Convergys Corp.	101,416	1,495,886
	Fidelity National Information Services, Inc.	794,123	17,351,588
* #	IAC/InterActiveCorp.	1,048,625	17,407,183
*	Ingram Micro, Inc.	1,339,168	25,323,667
*	Integrated Device Technology, Inc.	1,230,107	13,026,833
*	International Rectifier Corp.	8,528	178,235
	Intersil Corp.	1,048,598	24,568,651
	Jabil Circuit, Inc.	823,885	13,890,701
* #	JDS Uniphase Corp.	610,462	6,202,294
*	Lender Processing Services, Inc.	201,231	6,700,992
* #	Micron Technology, Inc.	3,907,157	16,566,346
* #	NCR Corp.	184,100	4,871,286
* #	Novellus Systems, Inc.	162,992	3,695,029
*	Sandisk Corp.	138,300	1,999,818

4

* #	Sun Microsystems, Inc.	528,425	4,755,825
* #	Symantec Corp.	2,187,634	48,806,115
* #	Tech Data Corp.	338,303	11,549,664
*	Tellabs, Inc.	1,964,818	10,236,702
* #	Vishay Intertechnology, Inc.	451,723	4,015,817
#	Xerox Corp.	3,242,229	45,164,250
Total Information Technology			404,733,664

Materials — (3.2%)
	Alcoa, Inc.	964,763	30,997,835
#	Ashland, Inc.	532,611	21,799,768
	Bemis Co., Inc.	230,900	6,446,728
	Cytec Industries, Inc.	223,325	11,344,910
*	Domtar Corp.	3,324,036	18,980,246
#	Dow Chemical Co.	1,806,689	61,662,296
	International Paper Co.	1,615,245	43,692,377
	Louisiana-Pacific Corp.	83,460	812,900
	Lubrizol Corp.	179,500	9,511,705
	MeadWestavco Corp.	1,393,431	36,898,053
#	Reliance Steel & Aluminum Co.	116,900	6,664,469
*	Rockwood Holdings, Inc.	134,930	5,107,100
	Tronox, Inc. Class B	66,034	32,357
#	Valhi, Inc.	115,611	2,119,150
	Weyerhaeuser Co.	1,440,429	79,929,405
Total Materials			335,999,299

Telecommunication Services — (6.2%)
	AT&T, Inc.	8,701,918	278,374,357
#	CenturyTel, Inc.	456,003	17,615,396
#	Sprint Nextel Corp.	4,815,686	41,992,782
#	Telephone & Data Systems, Inc.	413,797	15,889,805
	Telephone & Data Systems, Inc. Special Shares	177,000	6,610,950
*	United States Cellular Corp.	268,725	14,054,318
	Verizon Communications, Inc.	7,931,577	278,556,984
Total Telecommunication Services			653,094,592

Utilities — (0.1%)
*	Reliant Energy, Inc.	927,751	15,799,600

TOTAL COMMON STOCKS			9,357,219,953

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $115,575,000 FHLMC 6.584%(r), 03/01/37 & FNMA 5.11%(r), 01/01/36, valued at $81,574,106) to be repurchased at $78,585,936	$78,569	78,569,000

5

SECURITIES LENDING COLLATERAL — (10.6%)
§ @	DFA Short Term Investment Fund LP	1,013,717	1,013,716,620

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $163,567,165 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 12/01/32 to 09/01/37, valued at $113,553,681) to be repurchased at $110,272,506	110,246	110,246,292

TOTAL SECURITIES LENDING COLLATERAL			1,123,962,912

TOTAL INVESTMENTS - (100.0%) (Cost $9,974,526,829)##			$10,559,751,865

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (83.3%)
Consumer Discretionary — (15.3%)
*	4Kids Entertainment, Inc.	426,141	$3,869,360
* #	99 Cents Only Stores	1,223,863	10,476,267
*	A.C. Moore Arts & Crafts, Inc.	367,818	2,773,348
* #	AbitibiBowater Canada, Inc.	317,836	2,091,361
*	Acme Communications, Inc.	470,621	536,508
	Ah Belo Corp.	368,818	1,788,767
	Aldila, Inc.	109,817	414,010
*	Alloy, Inc.	461,743	3,315,315
*	Ambassadors International, Inc.	14,878	32,732
#	American Axle & Manufacturing Holdings, Inc.	1,968,362	9,566,239
*	American Biltrite, Inc.	59,229	257,646
	American Greetings Corp. Class A	1,809,500	29,096,760
* #	America’s Car-Mart, Inc.	50,978	963,994
#	Arctic Cat, Inc.	182,689	1,887,177
#	ArvinMeritor, Inc.	3,035,862	45,568,289
	Asbury Automotive Group, Inc.	1,093,802	13,278,756
*	Ashworth, Inc.	421,289	1,238,590
*	Audiovox Corp. Class A	643,817	6,283,654
* #	Avatar Holdings, Inc.	187,591	5,963,518
*	Bakers Footwear Group, Inc.	6,159	19,339
*	Ballantyne of Omaha, Inc.	85,155	367,018
#	Barnes & Noble, Inc.	30,594	756,590
	Bassett Furniture Industries, Inc.	334,865	3,442,412
	Beasley Broadcast Group, Inc.	118,309	359,659
#	Beazer Homes USA, Inc.	220,172	1,532,397
	Belo Corp. Class A	2,125,623	15,580,817
*	Benihana, Inc. Class A	6,500	46,410
* #	Big Lots, Inc.	936,739	27,699,372
*	Birks & Mayors, Inc.	25,119	60,286
#	Blockbuster, Inc. Class A	2,684,758	6,443,419
*	Blockbuster, Inc. Class B	952,400	1,761,940
*	Bluegreen Corp.	982,198	11,236,345
	Bob Evans Farms, Inc.	1,381,208	38,770,509
#	Bon-Ton Stores, Inc.	267,429	1,069,716
	Books-A-Million, Inc.	47,962	323,743
#	Borders Group, Inc.	122,157	855,099
	Bowl America, Inc. Class A	31,040	419,040
#	Brookfield Homes Corp.	362,325	4,648,630
	Brown Shoe Company, Inc.	553,723	8,416,590
#	Brunswick Corp.	2,156,278	29,735,074
*	Buca, Inc.	602,329	265,085
* #	Cabela’s, Inc.	781,585	9,574,416
*	Cache, Inc.	15	176

1

* #	California Coastal Communities, Inc.	259,274	684,483
#	Carmike Cinemas, Inc.	415,429	2,189,311
*	Carriage Services, Inc.	497,347	2,163,459
* #	Casual Male Retail Group, Inc.	128,266	489,976
*	Catalina Lighting, Inc.	21,540	26,925
*	Cavalier Homes, Inc.	437,188	1,027,392
*	Cavco Industries, Inc.	146,331	5,123,048
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	13,400	158,254
* #	Charming Shoppes, Inc.	3,075,915	16,609,941
* #	Charter Communications, Inc.	114,100	119,805
* #	Chicos FAS, Inc.	157,074	901,605
*	Chromcraft Revington, Inc.	34,836	101,024
	Churchill Downs, Inc.	46,441	2,062,909
#	Cinemark Holdings, Inc.	26,228	385,289
#	Citadel Broadcasting Co.	2,803,287	2,803,287
	Coachmen Industries, Inc.	518,600	938,666
	Coast Distribution System, Inc.	131,995	422,384
	Cobra Electronics Corp.	107,747	313,544
#	Collectors Universe, Inc.	179,801	1,402,448
* #	Comstock Homebuilding Companies, Inc.	98,964	13,034
*	Concord Camera Corp.	189,954	560,364
*	Congoleum Corp. Class A	90,400	814
* #	Conn’s, Inc.	189,318	3,619,760
#	Cooper Tire & Rubber Co.	2,195,656	20,990,471
* #	Cost Plus, Inc.	291,934	370,756
* #	Cox Radio, Inc.	1,392,008	15,520,889
	Craftmade International, Inc.	1,758	7,384
	CSS Industries, Inc.	270,150	7,199,497
*	Culp, Inc.	349,518	2,579,443
* #	Cumulus Media, Inc. Class A	1,669,142	7,828,276
*	Cybex International, Inc.	23,589	79,259
	Decorator Industries, Inc.	34,374	82,498
* #	DEI Holdings, Inc.	101,053	144,506
* #	dELiA*s, Inc.	32,453	80,808
*	Delta Apparel, Inc.	224,389	1,559,504
*	Design Within Reach, Inc.	39,620	163,631
*	DG Fastchannel, Inc.	1	24
*	Diedrich Coffee, Inc.	31,478	59,021
#	Dillards, Inc. Class A	473,484	6,046,391
#	Dineequity, Inc.	208,830	4,147,364
*	Dixie Group, Inc.	358,599	2,743,282
*	Dorman Products, Inc.	416,449	5,326,383
	Dover Motorsports, Inc.	339,898	1,696,091
*	Duckwall-ALCO Stores, Inc.	109,500	1,450,875
#	E.W. Scripps Co.	63,900	464,553
*	ELXSI Corp.	27,300	53,235
*	EMAK Worldwide, Inc.	50	45
*	Emerson Radio Corp.	254,361	279,797
	Emmis Communications Corp. Class A	1,121,945	2,457,060
#	Entercom Communications Corp.	1,381,227	8,439,297
*	Entravision Communications Corp.	2,330,020	7,456,064
* #	Escala Group, Inc.	312,991	857,595
	Escalade, Inc.	46,818	138,113
	Federal Screw Works	3,125	15,469

2

* # ●	Federal-Mogul Corp.	823,500	—
	Finish Line, Inc. Class A	1,136,186	13,736,489
*	Finlay Enterprises, Inc.	218,041	65,412
	Fisher Communications, Inc.	17,473	607,536
*	Flanigan’s Enterprises, Inc.	4,132	27,684
	Flexsteel Industries, Inc.	162,919	1,808,401
	Foot Locker, Inc.	366,149	5,964,567
	Footstar, Inc.	468,700	1,673,259
*	Franklin Covey Co.	384,354	3,439,968
*	Franklin Electronic Publishers, Inc.	135,104	236,432
#	Fred’s, Inc.	1,128,867	15,826,715
	Frisch’s Restaurants, Inc.	24,171	561,976
#	Furniture Brands International, Inc.	1,999,950	17,899,552
*	GameTech International, Inc.	8,895	34,602
* #	Gander Mountain Co.	548,366	1,930,248
*	Gaylord Entertainment Co.	300	10,395
*	G-III Apparel Group, Ltd.	32,985	610,552
*	Gottschalks, Inc.	293,879	432,002
#	Gray Television, Inc.	1,437,350	3,535,881
	Gray Television, Inc. Class A	41,706	145,971
* #	Great Wolf Resorts, Inc.	441,903	2,311,153
#	Group 1 Automotive, Inc.	759,600	16,073,136
*	Hampshire Group, Ltd.	41,080	349,180
#	Handleman Co.	659,277	1,272,405
*	Harris Interactive, Inc.	1,702,256	2,876,813
*	Hartmarx Corp.	963,400	2,389,232
*	Hastings Entertainment, Inc.	351,070	2,791,006
#	Haverty Furniture Co., Inc.	547,000	6,038,880
*	Hayes Lemmerz International, Inc.	1,920,371	4,858,539
#	Hearst-Argyle Television, Inc.	110,384	2,185,603
*	Heelys, Inc.	11,341	57,499
*	Helen of Troy, Ltd.	569,357	13,693,036
*	Hollywood Media Corp.	272,700	747,198
*	Hot Topic, Inc.	216,482	1,344,353
* #	Hovnanian Enterprises, Inc. Class A	390,999	2,791,733
	ILX Resorts, Inc.	97,633	209,911
*	Image Entertainment, Inc.	48,050	56,218
*	International Textile Group, Inc.	129	39
*	Interstate Hotels & Resorts, Inc.	708,746	1,864,002
	J. Alexander’s Corp.	127,237	777,418
*	Jaclyn, Inc.	40,909	242,386
*	Jakks Pacific, Inc.	863,920	21,554,804
* #	Jarden Corp.	1,584,533	40,674,962
* #	Jo-Ann Stores, Inc.	753,900	18,824,883
	Johnson Outdoors, Inc.	179,241	2,763,896
#	Jones Apparel Group, Inc.	1,584,259	31,463,384
	Journal Communications, Inc. Class A	315,678	1,613,115
#	Journal Register Co.	996,800	10,466
#	KB Home	1,248,789	25,974,811
	Kenneth Cole Productions, Inc. Class A	253,696	4,074,358
	Kimball International, Inc. Class B	735,352	7,743,257
* #	Kirkland’s, Inc.	196,079	447,060
	LaCrosse Footwear, Inc.	38,467	634,705
*	Lakeland Industries, Inc.	137,068	1,753,100
* #	Lakes Entertainment, Inc.	241,159	1,582,003

3

#	Landry’s Restaurants, Inc.	658,635	12,685,310
*	Lazare Kaplan International, Inc.	150,261	1,209,601
#	La-Z-Boy, Inc.	1,787,639	13,532,427
* #	Lear Corp.	863,557	10,846,276
#	Lee Enterprises, Inc.	895,833	3,359,374
* #	Lenox Group, Inc.	440,800	70,528
#	Libbey, Inc.	316,697	2,945,282
#	Lifetime Brands, Inc.	309,094	2,995,121
*	Lin TV Corp.	953,190	5,862,118
#	Lithia Motors, Inc. Class A	459,091	2,226,591
* #	Live Nation, Inc.	545,256	8,751,359
* #	Lodgenet Entertainment Corp.	25,800	102,942
*	Lodgian, Inc.	710,947	6,014,612
*	Luby’s, Inc.	518,059	3,843,998
#	M/I Homes, Inc.	420,519	7,531,495
*	Mace Security International, Inc.	187,474	298,084
* #	Magna Entertainment Corp.	6,419	47,501
* #	MarineMax, Inc.	659,419	5,222,598
*	McCormick & Schmick’s Seafood Restaurants, Inc.	32,950	323,239
	McRae Industries, Inc. Class A	30,453	548,154
#	MDC Holdings, Inc.	297,970	12,350,856
*	Meade Instruments Corp.	640,020	320,010
#	Media General, Inc. Class A	988,866	12,163,052
*	Merisel, Inc.	3,600	5,688
* #	Meritage Homes Corp.	334,186	7,826,636
	Modine Manufacturing Co.	1,321,003	20,898,267
	Monaco Coach Corp.	976,100	2,332,879
*	Morton’s Restaurant Group, Inc.	105,018	757,180
*	Mothers Work, Inc.	130,183	1,980,083
	Movado Group, Inc.	180,688	4,190,155
* #	MTR Gaming Group, Inc.	44,016	180,025
* #	Multimedia Games, Inc.	624,425	3,159,590
	National Presto Industries, Inc.	117,965	9,121,054
*	Nature Vision, Inc.	2,100	1,911
#	Nautilus Group, Inc.	304,869	1,621,903
*	Navarre Corp.	252,150	408,483
* #	New Motion, Inc.	200,927	803,708
* #	Nitches, Inc.	12,141	14,084
*	Nobel Learning Communities, Inc.	21,394	331,179
#	Noble International, Ltd.	64,609	387,654
	OfficeMax, Inc.	379,605	4,646,365
#	Orleans Homebuilders, Inc.	240,815	1,179,993
	O’Charleys, Inc.	761,367	7,621,284
*	Outdoor Channel Holdings, Inc.	284	2,269
	Oxford Industries, Inc.	475,531	10,865,883
*	P & F Industries, Inc. Class A	13,672	35,684
* #	Palm Harbor Homes, Inc.	544,540	4,900,860
#	Penske Automotive Group, Inc.	2,863,983	37,947,775
* #	Perry Ellis International, Inc.	484,316	8,262,431
*	Phoenix Footwear Group, Inc.	216,337	229,317
#	Pier 1 Imports, Inc.	1,298,152	5,737,832
* #	Pinnacle Entertainment, Inc.	540,950	5,999,135
*	Pomeroy IT Solutions, Inc.	407,504	2,119,021
*	PreVu, Inc.	682,051	2,728
*	Proliance International, Inc.	362,891	428,211

4

*	QEP Co., Inc.	41,814	250,466
* #	Quaker Fabric Corp.	545,528	2,455
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	1,200,642
*	Quiksilver, Inc.	34,500	265,995
* #	R.H. Donnelley Corp.	57,800	216,750
*	Radio One, Inc. Class D	1,952,773	1,855,134
*	Rainmaker Systems, Inc.	7,480	22,440
*	RC2 Corp.	574,715	14,465,577
	RCN Corp.	600,576	8,323,983
* #	Reading International, Inc. Class A	198,322	1,501,298
*	Reading International, Inc. Class B	14,460	130,140
*	Red Lion Hotels Corp.	546,302	4,659,956
*	Regent Communications, Inc.	1,314,367	1,025,206
	Regis Corp.	812,155	22,301,776
*	Retail Ventures, Inc.	135,700	635,076
*	Rex Stores Corp.	333,450	4,308,174
* #	Riviera Holdings Corp.	16,400	189,584
* #	Rockford Corp.	250,500	260,520
* #	Rocky Brands, Inc.	180,983	942,921
*	Rubio’s Restaurants, Inc.	2,690	15,844
	Ruby Tuesday, Inc.	299,501	2,093,512
#	Russ Berrie & Co., Inc.	322,138	2,445,027
#	Ryland Group, Inc.	1,356,171	31,436,044
*	S&K Famous Brands, Inc.	76,900	278,762
*	Saga Communications, Inc. Class A	312,589	1,966,185
	Salem Communications Corp.	169,884	322,780
*	Schieb (Earl), Inc.	73,900	189,184
#	Scholastic Corp.	1,773,991	46,301,165
* #	Sharper Image Corp.	367,246	6,978
	Shiloh Industries, Inc.	388,852	3,313,019
*	Shoe Carnival, Inc.	355,724	5,805,416
*	Silverleaf Resorts, Inc.	121,800	230,202
#	Sinclair Broadcast Group, Inc. Class A	996,428	7,064,675
* #	Six Flags, Inc.	2,636,000	2,636,000
	Skyline Corp.	200,900	4,594,583
#	Sonic Automotive, Inc.	1,282,597	13,800,744
* #	Source Interlink Companies, Inc.	1,566,006	1,957,507
*	Spanish Broadcasting System, Inc.	774,108	317,384
*	SPAR Group, Inc.	3,200	3,200
	Speedway Motorsports, Inc.	200,255	4,431,643
*	Sport Chalet, Inc. Class A	127,528	439,972
*	Sport Chalet, Inc. Class B	13,869	43,687
*	Sport-Haley, Inc.	61,900	127,204
	Stage Stores, Inc.	1,567,797	24,959,328
	Standard Motor Products, Inc.	649,750	4,489,772
#	Standard Pacific Corp.	903,228	2,890,330
	Stanley Furniture, Inc.	51,045	421,121
	Star Buffet, Inc.	7,100	29,678
*	Steinway Musical Instruments, Inc.	185,753	5,370,119
#	Stewart Enterprises, Inc.	2,915,242	27,286,665
*	Stoneridge, Inc.	352,700	4,479,290
	Strattec Security Corp.	31,539	901,700
#	Superior Industries International, Inc.	936,600	16,456,062
	Superior Uniform Group, Inc.	137,800	1,427,608
* #	Syms Corp.	338,705	5,663,148

5

* #	Syntax-Brillian Corp.	174,642	1,572
*	Talon International, Inc.	7,800	1,950
	Tandy Brand Accessories, Inc.	200,326	1,141,858
* #	Tarragon Corp.	60,142	57,736
*	Tarrant Apparel Group	281,000	193,890
*	The Hallwood Group, Inc.	159	11,334
	The Marcus Corp.	595,520	10,231,034
#	The Men’s Wearhouse, Inc.	27,100	593,490
#	The Pep Boys - Manny, Moe & Jack	1,872,600	16,478,880
*	The Sports Club Co., Inc.	113,300	124,630
* #	The Steak n Shake Co.	757,175	5,890,821
*	Trans World Entertainment Corp.	1,045,274	3,020,842
*	Triple Crown Media, Inc.	152,303	12,184
* #	Trump Entertainment Resorts, Inc.	446,526	544,762
*	TRW Automotive Holdings Corp.	281,246	5,394,298
*	Tuesday Morning Corp.	80,539	339,069
*	Unifi, Inc.	1,705,064	6,803,205
	Unifirst Corp.	379,200	16,316,976
* #	Valassis Communications, Inc.	8,000	75,280
*	ValueVision Media, Inc. Class A	380,038	889,289
	Virco Manufacturing Corp.	24,084	105,006
	Visteon Corp.	2,219,439	7,146,594
*	Voyager Learning Co.	103,000	489,250
* #	Warnaco Group, Inc.	273,755	14,117,545
* #	WCI Communities, Inc.	1,453,300	261,594
*	Wells-Gardner Electronics Corp.	95,631	123,842
* #	West Marine, Inc.	603,978	2,989,691
*	Woodbridge Holdings Corp.	154,700	105,196
#	Xerium Technologies, Inc.	16,600	127,986
* #	Zale Corp.	1,349,084	36,843,484
Total Consumer Discretionary			1,408,170,576

Consumer Staples — (2.8%)
*	Alliance One International, Inc.	1,123,515	4,516,530
#	American Italian Pasta Co.	580,800	7,608,480
*	Bridgford Foods Corp.	10,631	63,254
*	Cagle’s, Inc. Class A	3,992	19,261
* #	Caribou Coffee Co.	1,700	5,321
*	Central Garden & Pet Co.	791,638	4,441,089
*	Central Garden & Pet Co. Class A	1,333,456	7,067,317
#	Chiquita Brands International, Inc.	1,537,940	22,576,959
*	Collective Brands, Inc.	280,502	4,072,889
* #	Craft Brewers Alliance, Inc.	170,019	593,366
	Del Monte Foods Co.	1,077,714	9,182,123
#	Farmer Brothers Co.	134,422	3,503,037
	Golden Enterprises, Inc.	16,900	35,321
	Griffin Land & Nurseries, Inc. Class A	41,061	1,415,783
* #	Hain Celestial Group, Inc.	1,334,074	34,672,583
#	Imperial Sugar Co.	297,727	4,177,110
	Ingles Market, Inc. Class A	34,743	858,500
*	Katy Industries, Inc.	130,300	228,025
	MGP Ingredients, Inc.	116,347	573,591
*	Monterey Pasta Co.	463,402	959,242
#	Nash Finch Co.	243,533	9,916,664
*	Natural Alternatives International, Inc.	102,829	795,896

6

* #	Natural Health Trends Corp.	89,192	61,542
	Oil-Dri Corp. of America	121,850	2,242,040
*	Omega Protein Corp.	268,618	3,647,832
*	Pantry, Inc.	233,400	4,280,556
*	Parlux Fragrances, Inc.	523,810	3,682,384
#	Pilgrim’s Pride Corp.	274,797	3,528,393
*	Prestige Brands Holdings, Inc.	782,575	7,434,462
	PriceSmart, Inc.	353,626	7,514,552
*	Sanfilippo (John B.) & Son, Inc.	246,021	2,347,040
*	Scheid Vineyards, Inc.	6,720	225,960
*	Schiff Nutrition International, Inc.	101,961	682,119
	Scope Industries	8,100	688,500
	Seaboard Corp.	16,149	20,945,253
*	Seneca Foods Corp. Class A	7,224	146,214
*	Seneca Foods Corp. Class B	21,341	448,374
* #	Smart Balance, Inc.	11,800	75,520
* #	Spectrum Brands, Inc.	167,100	284,070
	Stephan Co.	54,595	169,244
	Tasty Baking Co.	229,200	962,640
*	TreeHouse Foods, Inc.	524,085	14,548,600
#	Universal Corp.	809,359	42,021,919
	Weis Markets, Inc.	92,800	3,512,480
* #	Winn-Dixie Stores, Inc.	1,098,440	15,509,973
*	Zapata Corp.	380,030	2,622,207
Total Consumer Staples			254,864,215

Energy — (6.8%)
	Adams Resources & Energy, Inc.	33,137	929,161
* #	Allis-Chalmers Energy, Inc.	495,768	7,168,805
*	Basic Energy Services, Inc.	380,998	11,136,572
*	Brigham Exploration Co.	1,003,587	13,618,676
* #	Bristow Group, Inc.	569,377	23,213,500
*	Bronco Drilling Co., Inc.	806,960	12,790,316
*	Callon Petroleum Co.	601,900	11,959,753
*	Catalytica Energy Systems, Inc.	33,158	90,521
*	Complete Production Services, Inc.	146,277	4,322,485
*	Comstock Resources, Inc.	748,167	48,585,965
* #	Edge Petroleum Corp.	480,938	2,193,077
*	Encore Acquisition Co.	1,146,986	59,138,598
* #	EXCO Resources, Inc.	1,000,653	26,497,291
* #	Exterran Holdings, Inc.	1,328,725	60,736,020
*	Geokinetics, Inc.	9,356	183,190
*	Geomet, Inc.	135,897	948,561
* #	Grey Wolf, Inc.	426,958	3,718,804
	Gulf Island Fabrication, Inc.	669	28,814
* #	Harvest Natural Resources, Inc.	1,049,897	11,632,859
*	HKN, Inc.	79,588	749,719
*	Infinity, Inc.	60,963	51,819
*	Mariner Energy, Inc.	942,992	27,431,637
*	Meridian Resource Corp.	3,153,742	8,546,641
*	Natural Gas Services Group	5,123	132,891
*	Newpark Resources, Inc.	1,372,808	11,778,693
	Overseas Shipholding Group, Inc.	9,100	652,834
* #	Parker Drilling Co.	673,943	6,247,452
*	Petroleum Development Corp.	413,640	25,145,176

7

*	PHI, Inc. Non-Voting	294,221	11,301,029
*	Pioneer Drilling Co.	1,596,445	26,756,418
* #	Royale Energy, Inc.	3,893	27,913
*	SEACOR Holdings, Inc.	153,669	13,545,922
*	Stone Energy Corp.	933,039	44,477,993
*	Swift Energy Corp.	1,008,548	47,109,277
* #	Trico Marine Services, Inc.	442,190	10,502,012
*	Union Drilling, Inc.	166,371	2,365,796
#	USEC, Inc.	3,185,602	18,349,068
* #	VeraSun Energy Corp.	329,949	1,900,506
*	Whiting Petroleum Corp.	752,735	72,443,216
	World Fuel Services Corp.	1,000	28,810
Total Energy			628,437,790

Financials — (18.8%)
	1st Independence Financial Group, Inc.	5,052	93,159
	1st Source Corp.	610,780	13,272,249
	21st Century Holding Co.	117,755	790,136
	Abigail Adams National Bancorp, Inc.	14,977	86,118
#	Abington Bancorp, Inc.	269,342	2,663,792
	Access National Corp.	11,361	67,939
	Advanta Corp. Class A	364,938	2,379,396
#	Advanta Corp. Class B	712,221	5,434,246
	Affirmative Insurance Holdings, Inc.	139,923	843,736
	Alliance Financial Corp.	24,831	620,278
* #	AmComp, Inc.	307,318	3,687,816
#	Amcore Financial, Inc.	223,653	1,965,912
	Ameriana Bancorp	33,851	279,271
	American Bancorp of New Jersey, Inc.	126,448	1,336,555
	American Equity Investment Life Holding Co.	1,776,391	16,325,033
*	American Independence Corp.	28,537	190,056
	American National Bankshares, Inc.	20,580	346,567
	American Physicians Capital, Inc.	337,062	14,257,723
	American Physicians Services Group, Inc.	35,600	786,048
#	American West Bancorporation	277,922	478,026
* #	AmeriCredit Corp.	1,450,581	15,347,147
	Ameris Bancorp	156,112	1,876,466
*	Amerisafe, Inc.	5,361	99,125
*	AmeriServe Financial, Inc.	526,771	1,490,762
#	Anchor Bancorp Wisconsin, Inc.	204,044	1,567,058
*	Appalachian Bancshares, Inc.	4,318	27,851
*	Argo Group International Holdings, Ltd.	663,596	24,944,574
	ASB Financial Corp.	10,400	159,900
#	Asset Acceptance Capital Corp.	67,131	727,700
*	Atlantic American Corp.	80,034	119,651
	Atlantic Coast Federal Corp.	514	4,061
#	Atlantic Southern Financial Group, Inc.	2,567	35,296
*	B of I Holding, Inc.	31,620	198,890
	Baldwin & Lyons, Inc. Class B	357,665	7,625,418
*	Bancinsurance Corp.	75,970	408,339
	Bancorp Rhode Island, Inc.	12,919	383,307
#	BancorpSouth, Inc.	64,200	1,477,884
#	BancTrust Financial Group, Inc.	50,368	425,106
	Bank Mutual Corp.	138,476	1,668,636
* #	Bank of Florida Corp.	153,801	1,221,180

8

	Bank of Granite Corp.	23,139	177,245
#	BankAtlantic Bancorp, Inc. Class A	1,000,623	1,861,159
	BankFinancial Corp.	481,110	7,178,161
#	BankUnited Financial Corp. Class A	1,124,660	1,338,345
#	Banner Corp.	412,556	4,360,717
	Bar Harbor Bankshares	5,890	172,106
	BCB Bancorp, Inc.	3,746	52,444
*	Beach First National Bancshares, Inc.	500	4,135
	Benjamin Franklin Bancorp, Inc.	44,278	533,550
	Berkshire Bancorp, Inc.	16,710	208,875
	Berkshire Hills Bancorp, Inc.	336,087	8,939,914
	Beverly Hills Bancorp, Inc.	528,495	724,038
*	BFC Financial Corp.	33,229	23,925
* #	BGC Partners, Inc. Class A	1,973	13,002
*	BNCCORP, Inc.	30,988	311,429
*	BNS Holding, Inc.	45,855	639,219
#	Boston Private Financial Holdings, Inc.	1,303,000	11,648,820
	Brookline Bancorp, Inc.	2,246,869	23,097,813
	Brunswick Bancorp	1,200	9,000
#	Cadence Financial Corp.	99,561	914,966
	California First National Bancorp	107,558	1,237,993
	Camco Financial Corp.	73,966	787,738
#	Camden National Corp.	3,636	117,770
	Capital Bank Corp.	35,866	365,833
#	Capital Corp. of the West	15,490	49,258
#	Capital Southwest Corp.	23,982	3,214,547
#	Capitol Bancorp, Ltd.	279,241	4,291,934
	Cardinal Financial Corp.	545,097	4,627,874
	Carrollton Bancorp	8,046	87,380
#	Cascade Financial Corp.	31,152	285,975
#	Cathay General Bancorp	393,568	7,619,476
	Center Financial Corp.	122,596	1,651,368
#	Centerstate Banks of Florida, Inc.	16,489	235,628
	Central Bancorp, Inc.	3,611	46,437
*	Central Jersey Bancorp	9,109	70,959
#	Central Pacific Financial Corp.	1,025,463	12,203,010
	Central Virginia Bankshares, Inc.	900	12,514
	Centrue Financial Corp.	50,023	636,793
	CFS Bancorp, Inc.	369,685	3,526,795
#	Chemical Financial Corp.	837,675	24,150,170
	Citizens Community Bancorp, Inc.	22,618	179,587
	Citizens First Bancorp, Inc.	284,349	1,239,762
	Citizens First Corp.	2,650	19,345
#	Citizens Republic Bancorp, Inc.	989,661	3,632,056
	Citizens South Banking Corp.	89,628	717,024
* #	Citizens, Inc.	336,298	2,394,442
*	CNA Surety Corp.	1,194,032	19,188,094
	Codorus Valley Bancorp, Inc.	3,047	36,442
	Columbia Banking System, Inc.	294,765	4,126,710
	Commercial National Financial Corp.	2,564	33,358
	Commonwealth Bankshares, Inc.	41,645	572,619
* #	Community Bancorp	115,449	607,262
#	Community Bank System, Inc.	834,593	18,861,802
	Community Bankshares, Inc.	10,509	217,957
	Community Capital Corp.	17,290	165,120

9

	Community Central Bank Corp.	1,568	4,939
	Community Trust Bancorp, Inc.	56,213	1,885,384
#	Community West Bancshares	2,977	11,908
	Compass Diversified Holdings	29,767	382,208
* #	CompuCredit Corp.	577,127	2,995,289
*	Conseco, Inc.	385,402	3,457,056
* #	Consumer Portfolio Services, Inc.	165,769	356,403
	Cooperative Bankshares, Inc.	23,206	155,480
*	Core-Mark Holding Co., Inc.	205,891	6,073,785
#	Corus Bankshares, Inc.	916,224	3,637,409
* #	Cowen Group, Inc.	159,182	1,461,291
*	Cowlitz Bancorporation	10,908	64,030
	Crawford & Co. Class A	779	8,187
#	Crawford & Co. Class B	34,346	505,917
*	Crescent Financial Corp.	43,157	277,500
*	Dearborn Bancorp, Inc.	118,782	546,397
	Delphi Financial Group, Inc. Class A	1,497,269	40,171,727
#	Delta Financial Corp.	418,907	6,284
	Dime Community Bancshares	84,178	1,382,203
	Donegal Group, Inc. Class A	613,943	11,038,695
	Donegal Group, Inc. Class B	63,148	1,199,181
* #	E*TRADE Financial Corp.	1,120,573	3,585,834
	Eastern Insurance Holdings, Inc.	91,598	1,395,954
	Eastern Virginia Bankshares, Inc.	10,050	160,800
	ECB Bancorp, Inc.	4,723	113,352
#	EMC Insurance Group, Inc.	411,279	9,994,080
*	Encore Bancshares, Inc.	50,900	843,413
*	Encore Capital Group, Inc.	471,510	5,988,177
	Enterprise Bancorp, Inc.	850	10,094
#	Epoch Holding Corp.	103,300	1,197,247
	ESB Financial Corp.	53,102	567,129
#	ESSA Bancorp, Inc.	131,365	1,757,664
#	F.N.B. Corp.	566,727	6,625,039
#	Farmers Capital Bank Corp.	22,917	684,531
	FBL Financial Group, Inc. Class A	1,003,211	23,023,692
	Federal Agriculture Mortgage Corp. Class A	2,000	40,500
#	Federal Agriculture Mortgage Corp. Class C	238,500	6,988,050
	Fidelity Bancorp, Inc.	14,372	165,278
	Fidelity Southern Corp.	16,395	64,760
#	Financial Federal Corp.	146,388	3,655,308
	Financial Institutions, Inc.	193,717	3,403,608
*	First Acceptance Corp.	36,269	118,962
*	First Advantage Bancorp	7,850	87,920
	First Bancorp of Indiana, Inc.	5,430	54,409
#	First Bancorp, Inc.	19,161	348,155
	First Bancshares, Inc.	23,243	390,018
*	First Bank of Delaware	70,003	130,906
#	First Busey Corp.	166,686	2,360,274
	First Business Financial Services, Inc.	14,100	233,919
	First Citizens BancShares, Inc.	31,444	4,666,918
#	First Commonwealth Financial Corp.	250,273	2,860,620
	First Defiance Financial Corp.	213,267	3,495,446
#	First Federal Bancshares of Arkansas, Inc.	139,916	1,075,954
	First Federal Bankshares, Inc.	6,384	38,304
	First Federal of Northern Michigan Bancorp, Inc.	61,984	303,722

10

#	First Financial Bancorp	12,781	166,409
	First Financial Corp.	337,193	13,986,766
	First Financial Holdings, Inc.	18,428	402,468
	First Financial Service Corp.	5,436	109,427
	First Franklin Corp.	7,705	61,640
*	First Investors Financial Services Group, Inc.	118,400	568,320
*	First Keystone Financial, Inc.	43,412	416,755
	First M&F Corp.	50,623	540,147
* #	First Mariner Bancorp, Inc.	33,344	82,026
	First Merchants Corp.	555,739	10,720,205
	First Niagara Financial Group, Inc.	3,713,255	55,550,295
	First PacTrust Bancorp, Inc.	41,916	528,142
	First Place Financial Corp.	539,434	5,480,649
* #	First Regional Bancorp	134,386	688,056
	First Security Group, Inc.	90,600	714,834
#	First State Bancorporation	226,974	1,296,022
	First United Corp.	54,410	1,092,553
	First West Virginia Bancorp, Inc.	6,275	92,556
	Firstbank Corp.	71,910	652,232
* #	FirstCity Financial Corp.	202,677	1,264,704
* #	FirstFed Financial Corp.	146,742	2,303,849
#	Flagstar Bancorp, Inc.	1,930,400	8,551,672
	Flushing Financial Corp.	337,455	5,868,342
	FNB United Corp.	76,913	578,386
*	FPIC Insurance Group, Inc.	323,040	16,688,246
* #	Franklin Bank Corp.	552,493	315,474
* #	Franklin Credit Management Corp.	57,350	22,940
#	Fulton Financial Corp.	696,038	7,419,765
#	Gateway Financial Holdings, Inc.	276,787	1,907,062
	German American Bancorp, Inc.	127,880	1,661,161
#	Great Southern Bancorp, Inc.	17,767	184,244
#	Greene Bancshares, Inc.	134,863	2,083,633
	GS Financial Corp.	400	6,200
* #	Guaranty Bancorp	692,335	3,897,846
	Guaranty Federal Bancshares, Inc.	14,450	206,346
#	Habersham Bancorp	4,180	27,212
*	Hallmark Financial Services, Inc.	31,166	287,662
#	Hanmi Financial Corp.	74,797	382,213
	Harleysville Group, Inc.	1,104,553	40,062,137
#	Harleysville National Corp.	125,430	1,843,821
	Harleysville Savings Financial Corp.	17,595	241,755
#	Harrington West Financial Group, Inc.	35,656	126,579
* #	Harris & Harris Group, Inc.	38,522	281,981
	Hawthorn Bancshares, Inc.	14,224	338,673
#	Heartland Financial USA, Inc.	11,475	247,057
	Hercules Technology Growth Capital, Inc.	819,257	8,528,465
	Heritage Commerce Corp.	111,114	1,335,590
	Heritage Financial Corp.	11,313	159,740
	HF Financial Corp.	97,405	1,496,141
*	Hilltop Holdings, Inc.	157,556	1,640,158
	Hingham Institution for Savings	236	6,962
	HMN Financial, Inc.	122,256	1,740,925
	Home Federal Bancorp, Inc.	130,172	1,431,892
	HopFed Bancorp, Inc.	1,300	15,717
	Horace Mann Educators Corp.	1,658,308	24,708,789

11

#	Horizon Financial Corp.	52,489	427,785
*	HouseValues, Inc.	12,446	35,098
	IBERIABANK Corp.	282,324	15,310,431
#	Imperial Capital Bancorp, Inc.	145,988	1,305,133
#	Independence Holding Co.	190,158	2,498,676
#	Independent Bank Corp. (MI)	283,384	2,099,875
	Indiana Community Bancorp	25,002	376,280
	Infinity Property & Casualty Corp.	614,512	28,574,808
	Integra Bank Corp.	380,118	2,436,556
	Intervest Bancshares Corp.	42,757	340,346
	Investors Title Co.	29,505	1,296,745
#	Irwin Financial Corp.	949,742	3,713,491
	Jefferson Bancshares, Inc.	26,294	243,220
*	Knight Capital Group, Inc.	1,431,332	24,676,164
*	LaBranche & Co., Inc.	1,285,140	8,263,450
#	Lakeland Bancorp, Inc.	186,040	2,195,272
#	LandAmerica Financial Group, Inc.	622,580	10,671,021
	Landmark Bancorp, Inc.	11,460	246,390
	Legacy Bancorp, Inc.	128,750	1,775,463
	Lincoln Bancorp	31,720	314,662
#	LNB Bancorp, Inc.	42,326	363,580
	LSB Corp.	61,311	904,337
	LSB Financial Corp.	9,400	173,900
#	Macatawa Bank Corp.	134,740	1,090,047
#	MainSource Financial Group, Inc.	479,726	8,687,838
* #	Marlin Business Services, Inc.	64,265	490,985
	MASSBANK Corp.	86,847	3,457,379
	Mayflower Bancorp, Inc.	4,974	48,994
	MB Financial, Inc.	1,108,248	30,842,542
#	MBT Financial Corp.	113,311	515,565
#	MCG Capital Corp.	2,988,123	10,398,668
	Meadowbrook Insurance Group, Inc.	1,438,944	9,640,925
	Medallion Financial Corp.	538,699	5,591,696
#	Mercantile Bancorp, Inc.	8,044	136,547
#	Mercantile Bank Corp.	25,871	222,749
	Mercer Insurance Group, Inc.	212,983	3,535,518
* #	Meridian Interstate Bancorp, Inc.	32,800	316,192
#	Meta Financial Group, Inc.	33,100	615,660
	MetroCorp Bancshares, Inc.	60,192	768,050
	MicroFinancial, Inc.	214,996	928,783
#	Midwest Banc Holdings, Inc.	192,085	1,069,913
	MidWestOne Financial Group, Inc.	10,936	153,213
*	Move, Inc.	2,305	6,224
	MutualFirst Financial, Inc.	118,594	1,253,539
#	Nara Bancorp, Inc.	77,768	851,560
#	National Penn Bancshares, Inc.	1,947,592	27,811,614
	National Security Group, Inc.	6,037	82,465
	National Western Life Insurance Co. Class A	47,949	11,480,909
*	Navidec Financial, Inc.	5,188	8,560
*	Navigators Group, Inc.	570,373	29,887,545
	Nelnet, Inc. Class A	258,964	4,070,914
*	New Century Bancorp, Inc.	27,814	257,836
	New Hampshire Thrift Bancshares, Inc.	77,047	747,356
	New Westfield Financial, Inc.	237,549	2,427,751
#	NewAlliance Bancshares, Inc.	3,366,310	46,152,110

12

	NewBridge Bancorp	95,579	572,518
*	Newport Bancorp, Inc.	1,824	22,025
*	Newstar Financial, Inc.	5,305	46,684
*	Newtek Business Services, Inc.	143,080	97,294
* #	NexCen Brands, Inc.	454,113	168,158
*	Nexity Financial Corp.	10,105	21,119
	North Central Bancshares, Inc.	39,100	762,450
	Northeast Bancorp	25,460	283,879
	Northeast Community Bancorp, Inc.	26,486	267,509
	Northrim Bancorp, Inc.	83,236	1,379,221
	Northway Financial, Inc.	6,704	87,822
#	NYMAGIC, Inc.	193,716	4,199,763
	OceanFirst Financial Corp.	5,615	101,351
* #	Ocwen Financial Corp.	1,396,959	9,736,804
#	Pacific Capital Bancorp	249,909	3,676,161
	Pacific Mercantile Bancorp	10,779	73,297
*	Pacific Premier Bancorp, Inc.	80,543	424,462
#	PacWest Bancorp	1,223,722	27,754,015
	Pamrapo Bancorp, Inc.	3,950	54,352
	Park Bancorp, Inc.	4,725	56,464
#	Park National Corp.	17,226	1,055,954
	Parkvale Financial Corp.	78,950	1,742,427
#	Patriot Capital Funding, Inc.	95,611	709,434
	Patriot National Bancorp	19,333	265,829
	PAULA Financial	88,600	178,529
*	Penn Treaty American Corp.	613,274	1,373,734
*	Pennsylvania Commerce Bancorp, Inc.	2,489	69,592
*	Penson Worldwide, Inc.	65,861	1,109,758
	Peoples Bancorp of North Carolina	12,707	141,683
	Peoples Bancorp, Inc. (709788202)	14,576	187,666
	Peoples Bancorp, Inc. (709789101)	300,103	6,164,116
	Peoples Community Bancorp	5,084	9,456
*	Pico Holdings, Inc.	553,594	26,373,218
	Pinnacle Bancshares, Inc.	17,681	154,886
* #	Pinnacle Financial Partners, Inc.	167,492	4,240,897
*	Piper Jaffray Companies, Inc.	545,661	20,740,575
*	PMA Capital Corp. Class A	1,039,565	9,865,472
#	PMI Group, Inc.	386,500	1,387,535
	Porter Bancorp, Inc.	10,949	203,761
#	Preferred Bank	46,400	453,328
	Premier Financial Bancorp, Inc.	49,662	471,789
	Presidential Life Corp.	932,637	16,787,466
	Princeton National Bancorp, Inc.	7,520	204,920
*	ProAssurance Corp.	307,373	16,567,405
#	Prosperity Bancshares, Inc.	1,106,919	35,388,200
#	Provident Bankshares Corp.	265,299	2,053,414
#	Provident Financial Holdings, Inc.	209,247	1,326,626
	Provident Financial Services, Inc.	2,524,606	38,500,242
#	Provident New York Bancorp	1,229,119	17,011,007
	Pulaski Financial Corp.	17,461	169,372
	Rainier Pacific Financial Group, Inc.	170,086	1,248,431
#	Renasant Corp.	377,644	7,141,248
	Republic Bancorp, Inc. Class A	12,831	380,183
* #	Republic First Bancorp, Inc.	71,084	639,045
#	Resource America, Inc.	159,972	1,975,654

13

* #	Rewards Network, Inc.	586,487	2,961,759
	Riverview Bancorp, Inc.	228,219	1,485,706
	RLI Corp.	160,079	8,950,017
	Rome Bancorp, Inc.	141,505	1,528,254
	Royal Bancshares of Pennsylvania, Inc. Class A	3,200	15,264
	Rurban Financial Corp.	16,394	163,612
	Safety Insurance Group, Inc.	391,732	16,844,476
#	Sanders Morris Harris Group, Inc.	192,297	2,019,119
#	Sandy Spring Bancorp, Inc.	117,490	2,103,071
*	Seabright Insurance Holdings	657,934	7,987,319
#	Seacoast Banking Corp. of Florida	177,839	1,561,426
#	Security Bank Corp.	152,340	577,369
	Selective Insurance Group, Inc.	1,945,426	46,962,584
	SI Financial Group, Inc.	184	1,766
	Simmons First National Corp. Class A	340,259	9,670,161
#	South Financial Group, Inc.	1,208,902	8,220,534
#	South Street Financial Corp.	11,002	61,886
*	Southcoast Financial Corp.	47,336	545,547
	Southern Community Financial Corp.	255,483	1,244,202
*	Southern Connecticut Bancorp, Inc.	34,303	234,976
*	Southern First Bancshares, Inc.	34,455	388,308
	Southwest Bancorp, Inc.	221,548	3,730,868
*	Specialty Underwriters’ Alliance, Inc.	2,765	14,516
	State Auto Financial Corp.	810,752	25,027,914
#	StellarOne Corp.	105,667	1,774,149
#	Sterling Financial Corp.	336,874	3,432,746
	Stewart Information Services Corp.	586,200	10,967,802
* #	Stratus Properties, Inc.	85,711	2,488,190
*	Sun American Bancorp	3,836	7,749
*	Sun Bancorp, Inc.	823,260	9,714,468
* #	Superior Bancorp	50,253	337,700
#	Susquehanna Bancshares, Inc.	2,051,230	32,778,655
	Sussex Bancorp	19,788	152,368
	SWS Group, Inc.	265,600	5,359,808
	Taylor Capital Group, Inc.	161,262	1,746,467
	Team Financial, Inc.	900	3,564
	Teche Holding Co.	11,165	371,236
	TF Financial Corp.	63,821	1,375,981
*	The Bancorp, Inc.	18,948	87,161
#	The Colonial BancGroup, Inc.	16,500	104,280
	The Phoenix Companies, Inc.	3,130,300	37,281,873
#	The Wilber Corp.	1,861	15,632
* #	Thomas Weisel Partners Group, Inc.	126,872	776,457
#	TIB Financial Corp.	8,963	62,741
* #	Tidelands Bancshares, Inc.	22,435	170,057
#	TierOne Corp.	82,777	467,690
	Timberland Bancorp, Inc.	232,548	1,823,176
	Tower Financial Corp.	16,032	155,831
* #	Trenwick Group, Ltd.	199,776	60
* #	Triad Guaranty, Inc.	328,784	503,040
	Trico Bancshares	34	559
#	Trustmark Corp.	661,935	12,702,533
#	UCBH Holdings, Inc.	149,737	875,961
#	UMB Financial Corp.	208,689	10,858,089
#	Umpqua Holdings Corp.	1,519,138	21,207,166

14

*	Unico American Corp.	145,800	1,217,430
#	Union Bankshares Corp.	104,751	2,378,895
*	United America Indemnity, Ltd.	245,876	3,742,233
#	United Bankshares, Inc.	200	5,150
*	United Capital Corp.	106,255	2,632,999
#	United Community Banks, Inc.	197,792	2,326,034
	United Community Financial Corp.	851,383	3,073,493
	United Financial Bancorp, Inc.	184,493	2,359,665
#	United Fire & Casualty Co.	1,086,348	32,307,990
*	United PanAm Financial Corp.	157,259	583,431
	United Western Bancorp, Inc.	125,181	1,360,717
	Unity Bancorp, Inc.	17,120	98,098
*	Universal American Corp.	48,243	635,360
#	Univest Corporation of Pennsylvania	2,085	60,236
#	Vineyard National Bancorp Co.	5,968	3,999
	VIST Financial Corp.	33,781	456,044
	Wainwright Bank & Trust Co.	21,908	195,200
#	Washington Federal, Inc.	474,976	8,183,836
	Wayne Savings Bancshares, Inc.	13,010	125,807
	Webster Financial Corp.	618,888	13,194,692
	Wesbanco, Inc.	656,238	16,261,578
#	West Bancorporation	1,010	12,251
	West Coast Bancorp	22,715	249,411
#	Whitney Holding Corp.	906,837	19,633,021
	Willow Financial Bancorp, Inc.	461,395	4,577,038
*	Wilshire Enterprises, Inc.	103,903	382,363
#	Wintrust Financial Corp.	672,702	15,640,322
	WSB Holdings, Inc.	26,549	130,090
	WVS Financial Corp.	12,136	193,569
#	Yadkin Valley Financial Corp.	74,118	1,211,829
	Zenith National Insurance Corp.	526,172	20,094,509
* #	ZipRealty, Inc.	32,792	148,548
Total Financials			1,729,446,664

Health Care — (4.6%)
*	Accelrys, Inc.	482,386	2,474,640
* #	Acusphere, Inc.	100	43
*	Adolor Corp.	189,754	618,598
*	Albany Molecular Research, Inc.	1,138,286	19,840,325
*	Allied Healthcare International, Inc.	1,214,352	2,756,579
*	Allied Healthcare Products, Inc.	136,444	863,008
*	Allion Healthcare, Inc.	407,570	2,816,309
#	Alpharma, Inc. Class A	1,472,500	52,568,250
*	American Dental Partners, Inc.	139,948	1,749,350
*	American Shared Hospital Services	81,144	227,203
*	AMICAS, Inc.	1,214,003	3,557,029
*	AngioDynamics, Inc.	604,303	9,928,698
* #	APP Pharmaceuticals, Inc.	87,926	2,081,208
*	Apria Healthcare Group, Inc.	25,600	506,368
*	Aradigm Corp.	580	377
*	Arrhythmia Research Technology, Inc.	2,792	14,393
*	Assisted Living Concepts, Inc.	66,200	468,696
*	ATS Medical, Inc.	228,794	677,230
*	Avigen, Inc.	479,070	1,954,606
*	Bioanalytical Systems, Inc.	31,600	153,576

15

*	BioScrip, Inc.	1,172,992	4,715,428
#	Brookdale Senior Living, Inc.	56,337	1,242,231
* #	Caliper Life Sciences, Inc.	939,864	2,810,193
	Cambrex Corp.	21,189	137,517
*	Cantel Medical Corp.	465,508	4,464,222
*	Capital Senior Living Corp.	663,026	5,218,015
*	Cardiac Science Corp.	683,182	7,002,616
*	Cardiotech International, Inc.	40,691	19,943
* #	Celera Corp.	65,400	915,600
* #	Conmed Corp.	890,514	28,460,827
#	Cooper Companies, Inc.	332,534	12,247,227
*	Cross Country Healthcare, Inc.	1,049,932	16,452,434
*	CuraGen Corp.	1,206,336	1,158,083
*	Curis, Inc.	20	35
*	Cutera, Inc.	62,895	702,537
* #	CytRx Corp.	86	52
	Daxor Corp.	10,227	188,177
*	Del Global Technologies Corp.	135,934	203,901
*	Digirad Corp.	198,199	313,154
*	Dyax Corp.	13,434	64,483
*	Dynacq Healthcare, Inc.	2,151	10,432
* #	Emisphere Technologies, Inc.	73,632	268,757
*	Endologix, Inc.	75,780	206,122
* #	Epicept Corp.	36,099	22,742
*	etrials Worldwide, Inc.	1,423	2,135
* #	ev3, Inc.	65,565	800,549
* #	Evotec AG Sponsored ADR	372,697	1,509,423
* #	Genitope Corp.	342,312	17,116
*	Gentiva Health Services, Inc.	495,682	13,794,830
*	Greatbatch, Inc.	461,687	11,274,397
* #	GTC Biotherapeutics, Inc.	314,169	152,372
* #	Hanger Orthopedic Group, Inc.	696,200	11,786,666
*	Harvard Bioscience, Inc.	350,081	1,603,371
*	HealthTronics, Inc.	855,209	3,608,982
* #	Hi-Tech Pharmacal Co., Inc.	252,827	2,368,989
	Hooper Holmes, Inc.	2,006,300	3,069,639
*	Incyte Corp.	309,078	3,161,868
*	Infinity Pharmaceuticals, Inc.	165,032	1,216,286
* #	Insmed, Inc.	9,725	4,668
*	IntegraMed America, Inc.	152,607	1,246,799
	Invacare Corp.	593,866	15,102,012
* #	Iridex Corp.	2,938	11,752
	Kewaunee Scientific Corp.	44,203	617,516
* #	Kindred Healthcare, Inc.	1,758,075	54,377,260
* #	La Jolla Pharmaceutical Co.	2,411	4,267
*	Langer, Inc.	61,059	61,059
*	Lannet Co., Inc.	15,450	53,303
* #	LifePoint Hospitals, Inc.	773,019	26,081,661
* #	Lipid Sciences, Inc.	82,902	29,016
* #	Magyar Bancorp, Inc.	22,020	203,685
* #	Martek Biosciences Corp.	43,828	1,464,293
*	Maxygen, Inc.	453,073	2,233,650
*	MedCath Corp.	577,624	12,286,062
*	Medical Staffing Network Holdings, Inc.	465,042	1,250,963
* #	MediciNova, Inc.	3,262	12,559

16

#	Merge Healthcare, Inc.	378,290	476,645
* #	Monogram Biosciences, Inc.	715,025	593,471
* #	Nanogen, Inc.	338,160	111,593
*	National Dentex Corp.	40,336	381,579
*	Neose Technologies, Inc.	19,426	6,799
* #	Neurocrine Biosciences, Inc.	1,125,303	5,817,817
* #	Neurogen Corp.	14,361	4,308
*	North American Scientific, Inc.	24,259	10,674
*	NOVT Corp.	2,900	3,915
*	Nutraceutical International Corp.	49,571	608,732
* # ●	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	26,805	3,214
*	Orchid Cellmark, Inc.	235,073	768,689
*	Ore Pharmaceuticals, Inc.	204,810	253,964
*	Orthologic Corp.	368,515	309,553
* #	Oscient Pharmaceuticals Corp.	3,036	3,461
*	Osteotech, Inc.	452,229	2,365,158
*	Par Pharmaceutical Companies, Inc.	17,600	250,624
*	PDI, Inc.	440,241	3,279,795
* #	Pharmanet Development Group, Inc.	195,238	5,095,712
* #	PharMerica Corp.	457,951	10,839,700
*	Prospect Medical Holdings, Inc.	9,700	21,825
* #	RadNet, Inc.	121,546	756,016
*	Regeneration Technologies, Inc.	94,414	885,603
*	RehabCare Group, Inc.	587,778	10,779,849
*	Res-Care, Inc.	435,532	8,379,636
* #	Rotech Healthcare, Inc.	3,627	254
* #	Rural/Metro Corp.	131,700	256,815
*	RXi Pharmaceuticals Corp.	4	27
*	Sonic Innovations, Inc.	161,914	484,123
* #	Spectrum Pharmaceuticals, Inc.	38,844	66,423
*	SRI/Surgical Express, Inc.	145,853	561,534
*	SunLink Health Systems, Inc.	63,900	185,310
*	Synovis Life Technologies, Inc.	54,463	1,196,007
*	Theragenics Corp.	1,046,300	3,505,105
*	Threshold Pharmaceuticals, Inc.	6,310	11,674
* #	Titan Pharmaceuticals, Inc.	295,998	118,399
*	United American Healthcare Corp.	15,300	30,753
*	Urologix, Inc.	176,958	313,216
*	Via Pharmaceuticals, Inc.	42	67
* #	Vical, Inc.	163,792	525,772
* #	ViroPharma, Inc.	65,078	953,393
*	Vital Images, Inc.	203,304	3,191,873
Total Health Care			422,903,179

Industrials — (14.4%)
*	A. T. Cross Co. Class A	192,860	1,377,020
	A.O. Smith Corp.	543,749	22,386,146
*	Acco Brands Corp.	241,500	2,050,335
*	Accuride Corp.	551,492	805,178
	Aceto Corp.	685,287	5,852,351
*	Active Power, Inc.	916,326	696,408
*	AeroCentury Corp.	24,560	313,386
	Alamo Group, Inc.	235,076	4,920,141
* #	Alaska Air Group, Inc.	1,487,489	31,252,144

17

	Albany International Corp. Class A	2,500	76,675
	Alexander & Baldwin, Inc.	274,070	12,259,151
* #	Allied Defense Group, Inc.	168,968	1,208,121
*	Amerco, Inc.	236,175	9,843,774
#	American Railcar Industries, Inc.	19,250	312,043
	Ameron International Corp.	14,263	1,666,774
	Ampco-Pittsburgh Corp.	4,093	177,800
#	Applied Industrial Technologies, Inc.	1,498,850	43,631,524
	Applied Signal Technologies, Inc.	23,485	388,677
*	Argon ST, Inc.	13,223	330,178
#	Arkansas Best Corp.	897,990	31,088,414
* #	Arotech Corp.	245,137	357,900
*	Avalon Holding Corp. Class A	80,395	345,699
* #	Avis Budget Group, Inc.	86,238	657,134
*	Axsys Technologies, Inc.	29,393	1,996,666
#	Baldor Electric Co.	14,716	524,478
*	Baldwin Technology Co., Inc. Class A	228,333	721,532
	Barrett Business Services, Inc.	40,740	590,730
*	Beacon Roofing Supply, Inc.	24,939	406,007
#	BlueLinx Holdings, Inc.	142,847	1,029,927
	Bowne & Co., Inc.	855,136	10,347,146
*	Breeze-Eastern Corp.	67,371	715,480
#	Briggs & Stratton Corp.	1,942,465	29,136,975
* #	Builders FirstSource, Inc.	189,761	962,088
*	Butler International, Inc.	79,500	33,390
#	C&D Technologies, Inc.	533,700	4,104,153
	CDI Corp.	10,890	273,339
	Champion Industries, Inc.	291,361	1,363,569
*	Channell Commercial Corp.	23,536	8,944
	Chicago Rivet & Machine Co.	15,000	314,250
	CIRCOR International, Inc.	230,025	13,861,307
*	Comforce Corp.	41,900	85,057
*	Commercial Vehicle Group, Inc.	562,105	5,755,955
*	Competitive Technologies, Inc.	2,491	6,228
	CompX International, Inc.	45,668	333,376
* #	Continental Airlines, Inc.	654,667	10,638,339
*	Cornell Companies, Inc.	399,648	10,842,450
*	Corrpro Companies, Inc.	85,375	111,841
*	Covenant Transport Group Class A	385,887	1,694,044
*	CPI Aerostructures, Inc.	27,313	219,870
*	Devcon International Corp.	51,420	35,994
* #	Distributed Energy Systems Corp.	548,664	17,557
* #	Dollar Thrifty Automotive Group, Inc.	878,400	4,084,560
	Ducommun, Inc.	280,879	7,434,867
#	Eastern Co.	34,950	512,018
	Ecology & Environment, Inc. Class A	42,516	450,670
	Electro Rent Corp.	596,057	8,118,296
#	Encore Wire Corp.	108,950	2,077,677
* #	EnerSys	1,309,940	36,835,513
	Ennis, Inc.	590,028	9,741,362
*	EnPro Industries, Inc.	403,813	17,020,718
#	Espey Manufacturing & Electronics Corp.	8,341	181,000
*	Esterline Technologies Corp.	1,050,823	59,360,991
*	ExpressJet Holdings, Inc.	1,756,460	351,292
	Federal Signal Corp.	1,107,814	17,758,258

18

*	First Advantage Corp.	386,146	6,460,223
*	First Aviation Services, Inc.	8,900	15,931
* #	Frontier Airlines Holdings, Inc.	1,128,414	315,956
	Frozen Food Express Industries, Inc.	564,349	3,414,311
* #	Furmanite Corp.	25,697	306,051
#	G & K Services, Inc. Class A	817,408	28,192,402
	GATX Corp.	352,157	15,435,041
* #	Gehl Co.	422,896	6,373,043
*	GP Strategies Corp.	176,991	1,615,928
#	Greenbrier Companies, Inc.	308,336	6,182,137
* #	Griffon Corp.	659,482	8,078,655
	Hardinge, Inc.	253,723	4,095,089
*	Hawaiian Holdings, Inc.	43,978	397,121
*	Henry Bros. Electronics, Inc.	1,100	7,095
*	Herley Industries, Inc.	476,578	9,150,307
*	Hudson Highland Group, Inc.	36,477	335,953
*	Hudson Technologies, Inc.	38,600	90,324
*	Huttig Building Products, Inc.	376,121	816,183
*	ICT Group, Inc.	81,478	659,972
	IKON Office Solutions, Inc.	3,449,107	59,704,042
*	Innotrac Corp.	109,597	405,509
* #	Insituform Technologies, Inc. Class A	250,256	4,594,700
*	Interline Brands, Inc.	40,621	651,967
*	International Shipholding Corp.	212,392	4,300,938
*	Intersections, Inc.	184,076	1,975,135
* #	JetBlue Airways Corp.	316,407	1,920,590
*	JPS Industries, Inc.	42,300	306,675
*	Kadant, Inc.	412,260	9,667,497
*	Kansas City Southern	343,715	17,677,262
#	Kelly Services, Inc. Class A	1,160,297	22,440,144
*	Key Technology, Inc.	30,303	865,454
*	Kforce, Inc.	158,419	1,691,915
	L.S. Starrett Co. Class A	150,098	3,938,572
	Lawson Products, Inc.	2,654	79,938
*	LECG Corp.	205,150	1,671,973
*	LGL Group, Inc.	13,417	84,527
#	LSI Industries, Inc.	17,369	149,894
*	Lydall, Inc.	486,300	5,684,847
* #	M&F Worldwide Corp.	556,176	24,482,868
*	Mac-Gray Corp.	319,000	3,697,210
*	Magnetek, Inc.	747,737	3,439,590
* ●	MAIR Holdings, Inc.	593,484	884,291
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	—
*	Marten Transport, Ltd.	656,904	13,098,666
* # ●	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	15,066
* #	Medialink Worldwide, Inc.	164,396	32,879
*	Merrimac Industries, Inc.	50,726	273,413
* #	Mesa Air Group, Inc.	1,086,146	488,766
* #	Milacron, Inc.	112,476	140,595
*	Miller Industries, Inc.	67,753	567,093
*	Misonix, Inc.	194,882	532,028
* #	Mobile Mini, Inc.	437,940	9,363,157
* #	Modtech Holdings, Inc.	452,314	36,185
*	Moore Handley, Inc.	2,000	4,000

19

#	Mueller Water Products, Inc.	388,338	4,221,234
	Mueller Water Products, Inc. Class B	670,815	6,963,060
#	NACCO Industries, Inc. Class A	142,820	16,787,063
*	Nashua Corp.	138,861	1,292,796
*	National Patent Development Corp.	230,265	529,610
	National Technical Systems, Inc.	169,871	847,656
* #	NCI Building Systems, Inc.	474,418	18,160,721
*	P.A.M. Transportation Services, Inc.	135,971	2,002,853
*	Paragon Technologies, Inc.	3,056	17,419
*	Park-Ohio Holdings Corp.	211,413	4,124,668
*	Patrick Industries, Inc.	139,779	964,475
*	PGT, Inc.	112,337	572,919
* #	PHH Corp.	1,935,310	29,513,478
* #	Pinnacle Airlines Corp.	72,300	344,148
* #	Plug Power, Inc.	1,043,067	2,826,712
	Portec Rail Products, Inc.	1,806	19,794
#	Preformed Line Products Co.	61,342	3,357,861
* #	Protection One, Inc.	43,556	309,248
	Providence & Worcester Railroad Co.	63,820	1,238,108
* #	Quanta Services, Inc.	1,200,739	38,351,604
*	RCM Technologies, Inc.	243,572	660,080
#	Regal-Beloit Corp.	992,313	46,589,095
*	Republic Airways Holdings, Inc.	1,429,215	12,348,418
*	Rush Enterprises, Inc. Class A	861,983	11,369,556
*	Rush Enterprises, Inc. Class B	280,568	3,644,578
*	Saia, Inc.	486,632	9,382,265
	Schawk, Inc.	91,481	1,441,741
* #	School Specialty, Inc.	759,065	23,151,483
	Servidyne, Inc.	21,203	89,477
	Servotronics, Inc.	1,140	13,908
*	SIFCO Industries, Inc.	47,144	480,869
	Skywest, Inc.	1,624,941	27,770,242
*	SPACEHAB, Inc.	8,254	3,797
*	Sparton Corp.	213,750	887,063
*	Spherion Corp.	2,012,589	10,425,211
	Standex International Corp.	314,340	7,858,500
	Supreme Industries, Inc.	195,126	765,870
	Sypris Solutions, Inc.	544,737	1,225,658
*	TeamStaff, Inc.	19,325	53,337
	Technology Research Corp.	167,069	392,612
#	Tecumseh Products Co. Class A	439,770	11,605,530
*	Tecumseh Products Co. Class B	33,491	847,657
	Todd Shipyards Corp.	96,425	1,438,661
*	Trailer Bridge, Inc.	103,964	660,171
* #	TRC Companies, Inc.	681,088	2,404,241
#	Tredegar Industries, Inc.	1,297,386	25,688,243
* #	Trex Co., Inc.	22,891	424,628
#	Trinity Industries, Inc.	1,524,225	54,841,616
#	Triumph Group, Inc.	459,880	25,173,831
* #	TRM Corp.	352,024	96,807
*	Tufco Technologies, Inc.	32,772	188,439
* #	United Rentals, Inc.	1,638,407	26,525,809
	Universal Forest Products, Inc.	558,441	18,344,787
*	US Airways Group, Inc.	81,500	691,935
*	USA Truck, Inc.	256,962	4,728,101

20

* #	Valence Technology, Inc.	4,800	17,232
*	Valpey Fisher Corp.	14,889	62,534
#	Viad Corp.	226,414	7,082,230
*	Volt Information Sciences, Inc.	514,613	7,214,874
#	Wabash National Corp.	921,764	8,010,129
#	Watts Water Technologies, Inc.	909,616	25,860,383
*	WCA Waste Corp.	527,219	2,636,095
#	Werner Enterprises, Inc.	2,977,501	67,916,798
*	Westaff, Inc.	309,665	244,635
*	Willis Lease Finance Corp.	223,493	2,766,843
* #	YRC Worldwide, Inc.	1,051,998	19,041,164
Total Industrials			1,324,376,555

Information Technology — (14.8%)
*	3Com Corp.	2,915,804	6,181,504
* #	Access Integrated Technologies, Inc.	2,733	4,564
*	Acorn Factor, Inc.	89,400	397,830
*	Actel Corp.	786,619	10,839,610
*	ActivIdentity Corp.	1,463,921	3,923,308
*	Adaptec, Inc.	4,004,457	15,176,892
*	Aehr Test Systems	18,632	81,422
*	Aetrium, Inc.	51,248	192,180
#	Agilysys, Inc.	741,334	9,644,755
* ●	Allen Organ Co.	4,900	44,529
	Alliance Semiconductor Corp.	574,401	557,169
*	Allied Motion Technologies, Inc.	44,400	231,324
*	Amtech Systems, Inc.	10,658	119,476
*	Analysts International Corp.	536,181	664,864
*	Anaren, Inc.	519,340	5,515,391
*	Applied Micro Circuits Corp.	2,438,518	19,410,603
*	Arris Group, Inc.	2,427,058	22,959,969
*	Aspen Technology, Inc.	326,227	4,697,669
*	Astea International, Inc.	12,900	38,958
	Astro-Med, Inc.	83,801	784,377
* #	Atari, Inc.	856	1,412
*	Authentidate Holding Corp.	52,694	30,563
*	Autobytel, Inc.	1,304,135	1,525,838
* #	Avanex Corp.	22,726	142,038
* #	Avid Technology, Inc.	789,712	18,352,907
*	Aviza Technology, Inc.	108,403	65,042
*	Avocent Corp.	627,792	14,734,278
	AVX Corp.	179,500	2,060,660
*	Aware, Inc.	485,776	1,535,052
*	Axcelis Technologies, Inc.	3,309,575	15,654,290
*	AXT, Inc.	629,038	2,270,827
* #	BearingPoint, Inc.	2,499,894	2,849,879
	Bel Fuse, Inc. Class A	1,379	40,722
	Bel Fuse, Inc. Class B	38,497	1,071,756
*	Bell Industries, Inc.	158,363	23,754
* #	Bell Microproducts, Inc.	938,970	2,065,734
*	Benchmark Electronics, Inc.	2,702,860	44,570,161
#	Black Box Corp.	642,132	23,014,011
*	Blonder Tongue Laboratories, Inc.	22,100	25,968
	Bogen Communications International, Inc.	43,800	213,525
* #	Bookham, Inc.	641,838	1,084,706

21

*	Borland Software Corp.	2,221,652	4,132,273
*	Brooks Automation, Inc.	3,036,541	29,181,159
*	CalAmp Corp.	787,034	1,574,068
*	California Micro Devices Corp.	499,463	1,618,260
*	CallWave, Inc.	386,595	900,766
*	Captaris, Inc.	641,918	2,567,672
*	Cascade Microtech, Inc.	50,472	299,299
*	Catalyst Semiconductor, Inc.	481,025	3,256,539
*	Catapult Communications Corp.	405,206	3,075,514
*	Centillium Communications, Inc.	100,829	74,613
*	CEVA, Inc.	375,239	3,564,771
*	Ciber, Inc.	1,905,000	14,916,150
*	Ciprico, Inc.	113,410	4,650
*	Clarus Corp.	371,800	2,026,310
*	Clearfield, Inc.	154,000	200,200
#	CLST Holdings, Inc.	370,669	133,441
*	CMGI, Inc.	1,052,379	12,407,548
*	Coherent, Inc.	1,114,220	39,967,071
	Cohu, Inc.	592,382	9,892,779
*	Comarco, Inc.	20,234	47,752
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	109,734	1,168,667
*	Computer Task Group, Inc.	215,500	1,495,570
*	Conexant Systems, Inc.	24,293	143,086
*	Convergys Corp.	775,747	11,442,268
*	Credence Systems Corp.	3,318,558	3,749,971
*	CSP, Inc.	107,178	650,570
	CTS Corp.	1,230,500	16,291,820
*	Cyberoptics Corp.	227,687	2,058,290
*	Data I/O Corp.	84,600	559,206
	Dataram Corp.	124,323	299,618
*	DDi Corp.	382,907	2,174,912
* #	Delphax Technologies, Inc.	72,125	14,425
*	Digi International, Inc.	718,561	8,486,205
*	Digital Angel Corp.	478,670	244,600
*	Ditech Networks, Inc.	853,849	1,323,466
*	Dot Hill Systems Corp.	1,490,910	3,250,184
*	DSP Group, Inc.	355,936	2,758,504
*	Dynamics Research Corp.	157,616	1,413,816
* #	Easylink Services International Corp.	48,700	183,599
*	EDCI Holdings, Inc.	122,643	510,196
*	Edgewater Technology, Inc.	307,460	1,521,927
*	EFJohnson Technologies, Inc.	198,233	356,819
*	Electro Scientific Industries, Inc.	917,461	13,110,518
* #	Electroglas, Inc.	461,533	687,684
*	Electronics for Imaging, Inc.	138,985	2,305,761
*	EMS Technologies, Inc.	288,605	6,779,331
*	En Pointe Technologies, Inc.	38,700	84,366
*	Endwave Corp.	173,378	1,040,268
*	Entegris, Inc.	5,110,889	31,483,076
*	Entorian Technologies, Inc.	489,193	357,111
* #	EPIQ Systems, Inc.	188,695	2,130,367
*	ePlus, Inc.	245,232	3,322,894
*	Euronet Worldwide, Inc.	66,020	1,240,516
*	Evans & Sutherland Computer Corp.	180,800	207,920

22

*	Exar Corp.	1,562,642	12,094,849
*	Fairchild Semiconductor Corp. Class A	402,459	5,046,836
* #	Forgent Networks, Inc.	354,464	127,607
	Frequency Electronics, Inc.	225,170	1,031,279
*	FSI International, Inc.	859,162	979,445
*	Gerber Scientific, Inc.	498,430	4,445,996
	Gevity HR, Inc.	73,872	609,444
*	Giga-Tronics, Inc.	28,200	29,892
*	Globecomm Systems, Inc.	67,865	692,223
* #	Glu Mobile, Inc.	8,580	30,631
*	GTSI Corp.	303,830	2,096,427
* #	Hackett Group, Inc.	15,513	99,283
*	Halifax Corp.	23,500	17,625
*	Harris Stratex Networks, Inc. Class A	113,685	1,064,092
*	hi/fn, Inc.	403,097	1,600,295
* #	Hutchinson Technology, Inc.	855,715	12,399,310
*	Hypercom Corp.	1,608,400	7,318,220
*	I.D. Systems, Inc.	1,154	10,374
* #	Ibis Technology Corp.	49,840	2,492
*	iGATE Capital Corp.	35	394
*	Ikanos Communications	395,934	1,029,428
*	I-many, Inc.	377,500	262,363
#	Imation Corp.	1,430,395	30,381,590
*	InFocus Corp.	1,358,287	1,983,099
	InfoGROUP, Inc.	66,940	441,804
	InfoSpace, Inc.	1,170,292	13,692,416
*	Innovex, Inc.	405,239	271,510
*	Insight Enterprises, Inc.	1,868,356	31,089,444
* #	InsWeb Corp.	22,666	145,289
*	Integrated Device Technology, Inc.	931,538	9,864,987
*	Integrated Silicon Solution, Inc.	727,263	2,865,416
*	Intelli-Check, Inc.	100	225
*	Intelligent Systems Corp.	49,103	157,130
*	Intelligroup, Inc.	70,500	162,150
*	International Rectifier Corp.	289,951	6,059,976
* #	Internet Brands, Inc.	98,800	690,612
*	Internet Capital Group, Inc.	1,271,297	10,742,460
*	Interwoven, Inc.	1,144,072	16,840,740
*	Intest Corp.	37,677	50,864
*	Intevac, Inc.	46,378	472,128
*	IntriCon Corp.	61,798	360,282
*	iPass, Inc.	785,660	1,783,448
*	IXYS Corp.	273,674	3,483,870
*	Jaco Electronics, Inc.	120,680	158,091
*	JDA Software Group, Inc.	8,210	149,668
*	Jupitermedia Corp.	162,824	190,504
	Keithley Instruments, Inc.	36,046	342,797
* #	Kemet Corp.	2,885,784	4,674,970
*	Key Tronic Corp.	238,425	801,108
*	Keynote Systems, Inc.	440,972	6,182,427
*	Kopin Corp.	346,476	1,032,498
*	Kratos Defense & Security Solutions, Inc.	444,073	901,468
* #	L-1 Identity Solutions, Inc.	3,144,969	51,829,089
*	Lantronix, Inc.	136,115	70,780
*	Lattice Semiconductor Corp.	3,569,938	8,353,655

23

*	Leadis Technolgies, Inc.	23,682	23,208
* #	LeCroy Corp.	370,268	3,084,332
* #	LightPath Technologies, Inc.	30,600	43,452
*	Lionbridge Technologies, Inc.	315,576	1,006,687
*	Logic Devices, Inc.	90,700	101,131
*	LogicVision, Inc.	60,000	71,400
*	LookSmart, Ltd.	240,819	780,254
*	Loral Space & Communications, Inc.	255,467	4,692,929
*	Management Network Group, Inc.	307,249	331,829
*	Mattson Technology, Inc.	89,092	454,369
*	MDI, Inc.	133,992	84,415
	MedQuist, Inc.	119,652	582,705
*	Mercury Computer Systems, Inc.	627,656	5,805,818
*	Merix Corp.	657,778	1,223,467
	Methode Electronics, Inc.	965,444	10,610,230
*	MIPS Technologies, Inc.	171,370	682,053
* #	MKS Instruments, Inc.	2,122,573	47,842,795
*	MPS Group, Inc.	3,687,992	42,485,668
*	MRV Communications, Inc.	653,500	888,760
*	MTM Technologies, Inc.	386	645
*	Nanometrics, Inc.	488,438	1,773,030
*	Napster, Inc.	20,300	27,202
*	Network Engines, Inc.	18,100	17,376
*	Newport Corp.	1,352,769	12,675,446
*	NMS Communications Corp.	189,400	107,958
*	Nu Horizons Electronics Corp.	553,071	2,660,272
* #	NYFIX, Inc.	464,427	1,458,301
	O.I. Corp.	57,459	699,276
* #	OmniVision Technologies, Inc.	944,715	11,034,271
*	Omtool, Ltd.	52,214	86,153
	Openwave Systems, Inc.	1,190,109	1,713,757
*	Oplink Communications, Inc.	398,169	5,231,941
*	Opnext, Inc.	12,028	76,258
*	Optelecom-NKF, Inc.	8,825	72,630
*	OPTi, Inc.	164,800	379,040
*	Optical Cable Corp.	117,741	814,768
*	OSI Systems, Inc.	235,834	5,473,707
*	Overland Storage, Inc.	364,605	291,684
* #	Palm, Inc.	2,287,204	19,464,106
*	PAR Technology Corp.	106,202	853,864
*	PC Connection, Inc.	696,724	5,288,135
	PC-Tel, Inc.	644,360	6,514,480
*	PDF Solutions, Inc.	800	5,080
	Pegasystems, Inc.	114,364	1,676,576
*	Perceptron, Inc.	90,617	671,472
*	Performance Technologies, Inc.	253,171	1,260,792
* #	Pericom Semiconductor Corp.	333,887	4,554,219
*	Perot Systems Corp.	136,400	2,427,920
*	Pervasive Software, Inc.	525,323	2,327,181
*	Photon Dynamics, Inc.	556,549	8,470,676
*	Photronics, Inc.	1,451,416	4,746,130
*	Physicians Formula Holdings, Inc.	18,270	107,610
* #	Planar Systems, Inc.	514,003	1,423,788
* #	PlanetOut, Inc.	39,420	99,338
*	PLATO Learning, Inc.	548,538	1,020,281

24

*	PLX Technology, Inc.	32,467	184,737
* #	Powerwave Technologies, Inc.	3,343,718	16,885,776
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	Qualstar Corp.	62,621	200,387
*	Quantum Corp.	1,258,685	2,227,872
*	QuickLogic Corp.	393,317	601,775
* #	Rackable Systems, Inc.	645,326	6,685,577
*	RadiSys Corp.	448,959	4,969,976
*	RealNetworks, Inc.	3,014,426	19,985,644
	REMEC, Inc.	491,423	331,711
* #	RF Micro Devices, Inc.	2,398,246	9,305,194
*	RF Monolithics, Inc.	42,940	42,940
	Richardson Electronics, Ltd.	472,036	3,167,362
*	Rudolph Technologies, Inc.	995,434	8,401,463
*	S1 Corp.	1,437,719	10,969,796
*	Safeguard Scientifics, Inc.	2,532,791	3,621,891
*	Sanmina-SCI Corp.	594,983	1,398,210
* #	SatCon Technology Corp.	94,200	212,892
*	SCM Microsystems, Inc.	378,413	953,601
*	Seachange International, Inc.	918,972	7,884,780
*	Secure Computing Corp.	2,132,854	9,128,615
*	Selectica, Inc.	884,002	998,922
*	SI International, Inc.	350,417	10,943,523
*	Sigmatron International, Inc.	16,500	113,025
*	Silicon Storage Technology, Inc.	3,391,171	11,089,129
* #	Skyworks Solutions, Inc.	5,780,070	56,066,679
*	Soapstone Networks, Inc.	262,500	1,029,000
* #	Sonic Foundry, Inc.	22,300	16,948
*	SonicWALL, Inc.	1,261,137	8,247,836
*	Spansion, Inc.	29,473	66,314
*	Spectrum Control, Inc.	249,663	2,062,216
	StarTek, Inc.	206,695	1,868,523
*	SteelCloud, Inc.	5,800	7,018
*	SumTotal Systems, Inc.	1,297	6,265
*	Sunair Electronics, Inc.	21,572	43,683
*	Sunrise Telecom, Inc.	187,300	187,300
*	SupportSoft, Inc.	603,981	2,107,894
*	Sycamore Networks, Inc.	7,141,045	24,993,658
*	Symmetricom, Inc.	703,014	3,458,829
* #	SYNNEX Corp.	1,057,645	24,315,259
	Taitron Components, Inc.	6,400	5,792
*	Tech Data Corp.	823,746	28,122,688
*	Technical Communications Corp.	6,200	38,595
*	Technology Solutions Co.	69,968	281,971
*	TechTeam Global, Inc.	244,460	2,085,244
*	Tellabs, Inc.	411,144	2,142,060
*	Telular Corp.	55,939	155,510
*	Tessco Technologies, Inc.	32,507	478,503
*	ThinkEngine Networks, Inc.	12,500	750
*	Tier Technologies, Inc. Class B	581,598	4,478,305
*	TII Network Technologies, Inc.	96,200	118,326
*	Tollgrade Communications, Inc.	434,677	2,921,029
* #	Track Data Corp.	83,172	153,868
*	Transcat, Inc.	58,700	414,422
*	Trans-Lux Corp.	9,271	24,568

25

*	Trident Microsystems, Inc.	5,100	16,065
*	Triquint Semiconductor, Inc.	3,656,044	22,996,517
	TSR, Inc.	32,194	86,924
*	TTM Technologies, Inc.	74,808	896,200
*	Tumbleweed Communications Corp.	36,400	92,820
*	Ulticom, Inc.	208,419	1,469,354
* #	Ultra Clean Holdings, Inc.	15,971	116,269
	United Online, Inc.	186,533	1,964,197
* #	UTStarcom, Inc.	878,326	2,863,343
*	Vicon Industries, Inc.	103,164	559,665
*	Vignette Corp.	901,990	12,294,124
*	Virage Logic Corp.	59,785	394,581
*	Vishay Intertechnology, Inc.	2,960,320	26,317,245
* #	Vitesse Semiconductor, Inc.	6,500	5,525
* #	Vyyo, Inc.	29,614	5,034
*	Website Pros, Inc.	228,094	1,377,688
*	Westell Technologies, Inc.	297,223	268,065
*	White Electronics Designs Corp.	752,684	3,695,678
*	Winland Electronics, Inc.	37,800	52,164
*	Wireless Telecom Group, Inc.	255,888	294,271
* #	WPCS International, Inc.	41,151	237,441
*	Zhone Technologies, Inc.	619,202	192,820
*	ZILOG, Inc.	7,584	26,392
*	Zones, Inc.	163,038	1,359,737
*	Zoran Corp.	1,358,076	12,086,876
*	Zygo Corp.	381,201	3,994,986
Total Information Technology			1,359,076,219

Materials — (5.1%)
	A. Schulman, Inc.	1,000,791	24,239,158
	A.M. Castle & Co.	87,289	1,752,763
*	American Pacific Corp.	135,848	2,339,303
* #	Atlantis Plastics, Inc.	46,200	4,158
*	Buckeye Technologies, Inc.	1,259,277	11,597,941
*	BWAY Holding Co.	35,383	449,364
	Cabot Corp.	46,234	1,279,295
#	Calgon Carbon Corp.	194,490	4,148,472
*	Caraustar Industries, Inc.	903,028	1,787,995
	Chemtura Corp.	2,086,505	13,750,068
	Chesapeake Corp.	659,906	831,482
* #	Coeur d’Alene Mines Corp.	603,455	1,080,184
*	Continental Materials Corp.	10,200	210,630
*	Core Molding Technologies, Inc.	23,193	166,990
*	Detrex Corp.	12,700	100,330
	Empire Resources, Inc.	3,992	13,972
	Ferro Corp.	759,218	16,733,165
	Friedman Industries, Inc.	144,027	1,353,854
#	Georgia Gulf Corp.	579,017	1,951,287
#	Gibraltar Industries, Inc.	924,090	19,877,176
	Glatfelter Co.	1,435,000	21,051,450
*	Graphic Packaging Holding Co.	4,909,047	13,990,784
* #	Headwaters, Inc.	1,259,741	19,387,414
*	Impreso, Inc.	6,400	17,920
	Kaiser Aluminum Corp.	147,049	7,949,469
#	Louisiana-Pacific Corp.	2,838,829	27,650,194

26

*	Material Sciences Corp.	428,967	3,260,149
* #	Maxxam, Inc.	103,300	1,962,700
	Minerals Technologies, Inc.	376,299	24,715,318
*	Mod-Pac Corp.	46,051	189,730
#	Myers Industries, Inc.	309,588	4,074,178
	Neenah Paper, Inc.	162,255	3,150,992
#	NL Industries, Inc.	344,490	3,624,035
	NN, Inc.	504,296	8,280,540
*	Northern Technologies International Corp.	5,316	70,065
* #	Northwest Pipe Co.	232,142	13,447,986
*	OM Group, Inc.	200,851	7,451,572
	Penford Corp.	104,811	1,740,911
*	Peoplesupport, Inc.	242,801	2,950,032
*	PolyOne Corp.	3,344,238	27,456,194
	Quaker Chemical Corp.	8,673	256,721
*	Ready Mix, Inc.	10,563	48,590
*	Rock of Ages Corp.	114,193	226,102
	Rock-Tenn Co. Class A	837,402	30,715,905
*	Rosetta Resources, Inc.	666,620	15,498,915
	Schweitzer-Maudoit International, Inc.	502,000	9,517,920
	Sensient Technologies Corp.	811,503	23,704,003
	Spartech Corp.	1,120,400	11,797,812
	Stepan Co.	49,744	2,926,440
#	Temple-Inland, Inc.	83,500	1,395,285
	Terra Industries, Inc.	733,769	36,791,178
#	Tronox, Inc. Class A	569,400	341,640
	Tronox, Inc. Class B	162,699	79,723
*	U.S. Concrete, Inc.	1,201,854	5,023,750
* #	U.S. Energy Corp.	25,300	78,683
* #	U.S. Gold Corp.	920,105	1,159,332
	Valspar Corp.	82,130	1,943,196
	Vulcan International Corp.	11,100	634,365
	Wausau Paper Corp.	1,534,199	13,209,453
*	Webco Industries, Inc.	9,290	1,124,090
	Wellman, Inc.	658,869	2,635
#	Westlake Chemical Corp.	1,165,731	22,125,574
*	Williams Industries, Inc.	3,400	5,474
Total Materials			474,696,006

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	DMRC Corp.	101,390	1,181,710
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	Noel Group, Inc.	95,400	620
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	18
Total Other			1,188,504

Telecommunication Services — (0.2%)
	Arbinet-thexchange, Inc.	353,526	1,375,216
*	Cincinnati Bell, Inc.	121,200	472,680
	D&E Communications, Inc.	452,877	4,234,400
*	General Communications, Inc. Class A	53,835	545,887
*	GoAmerica, Inc.	559	3,695
	IDT Corp.	663,448	1,028,344

27

#	IDT Corp. Class B	2,150,600	3,333,430
* #	LCC International, Inc. Class A	583,015	343,979
*	Metro One Telecommunications, Inc.	88,279	28,249
* #	Nextwave Wireless, Inc.	98,787	95,823
*	Point.360	73,147	101,674
	SureWest Communications	458,335	5,449,603
*	Xeta Corp.	117,579	383,308
Total Telecommunication Services			17,396,288

Utilities — (0.5%)
	Black Hills Corp.	3	101
#	Connecticut Water Services, Inc.	198,890	5,312,352
	Delta Natural Gas Co., Inc.	24,866	679,090
#	Empire District Electric Co.	8,312	175,383
	Energy West, Inc.	2,551	25,382
	Florida Public Utilities Co.	590	7,700
*	Maine & Maritimes Corp.	34,443	1,527,547
#	New Jersey Resources Corp.	319,386	11,555,385
	South Jersey Industries, Inc.	739,882	26,391,591
	Southwest Gas Corp.	1,300	39,455
	Unitil Corp.	69,903	1,858,721
Total Utilities			47,572,707

TOTAL COMMON STOCKS			7,668,128,703

RIGHTS/WARRANTS — (0.0%)
*	PGT, Inc. Rights 09/04/08	19,850	17,865
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	38,562
TOTAL RIGHTS/WARRANTS			56,427

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $28,745,000 FHLMC 5.875%, 05/15/16, valued at $16,739,607) to be repurchased at $16,485,553	$16,482	16,482,000

SECURITIES LENDING COLLATERAL — (16.5%)
§ @	DFA Short Term Investment Fund LP	1,335,390	1,335,390,198

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $218,433,959 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 08/01/23 to 07/01/38, valued at $187,534,630) to be repurchased at $182,115,749	182,072	182,072,456

TOTAL SECURITIES LENDING COLLATERAL			1,517,462,654

TOTAL INVESTMENTS - (100.0%) (Cost $10,454,813,907)##			$9,202,129,784

28

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (78.4%)
Consumer Discretionary — (11.9%)
*	1-800-FLOWERS.COM, Inc.	77,320	$474,745
*	4Kids Entertainment, Inc.	39,000	354,120
* #	99 Cents Only Stores	152,365	1,304,244
*	A.C. Moore Arts & Crafts, Inc.	62,900	474,266
	Aaron Rents, Inc.	126,600	3,615,696
	Aaron Rents, Inc. Class A	10,550	254,413
*	AbitibiBowater Canada, Inc.	80,238	527,966
*	Acme Communications, Inc.	49,602	56,546
	Acme United Corp.	10,400	143,000
* #	Aeropostale, Inc.	120,475	4,199,758
*	AFC Enterprises, Inc.	54,097	490,660
	Ah Belo Corp.	38,160	185,076
	Aldila, Inc.	18,033	67,984
*	Alloy, Inc.	44,605	320,264
	Ambassadors Group, Inc.	55,767	943,578
* #	Ambassadors International, Inc.	29,510	64,922
	AMCON Distributing Co.	669	20,739
* #	AMDL, Inc.	30,239	87,693
	American Axle & Manufacturing Holdings, Inc.	151,477	736,178
*	American Biltrite, Inc.	3,955	17,204
	American Greetings Corp. Class A	152,700	2,455,416
* #	America’s Car-Mart, Inc.	30,685	580,253
#	Ameristar Casinos, Inc.	152,722	2,526,022
*	AnnTaylor Stores Corp.	121,785	2,956,940
	Arbitron, Inc.	86,399	4,143,696
#	Arctic Cat, Inc.	34,954	361,075
	Ark Restaurants Corp.	12,435	285,881
#	ArvinMeritor, Inc.	203,700	3,057,537
	Asbury Automotive Group, Inc.	121,200	1,471,368
*	Ashworth, Inc.	39,618	116,477
*	ATC Technology Corp.	62,578	1,515,639
*	Audiovox Corp. Class A	49,850	486,536
* #	Avatar Holdings, Inc.	24,027	763,818
*	Bakers Footwear Group, Inc.	19,612	61,582
*	Ballantyne of Omaha, Inc.	45,721	197,058
*	Bally Technologies, Inc.	49,876	1,707,255
#	Barnes & Noble, Inc.	118,610	2,933,225
*	Barry (R.G.) Corp.	31,470	235,710
	Bassett Furniture Industries, Inc.	24,004	246,761
	Beasley Broadcast Group, Inc.	22,457	68,269
	Beazer Homes USA, Inc.	16,519	114,972
	Bebe Stores, Inc.	177,735	1,724,029
	Belo Corp. Class A	182,300	1,336,259

1

*	Benihana, Inc.	21,047	147,329
*	Benihana, Inc. Class A	25,973	185,447
#	Big 5 Sporting Goods Corp.	38,600	346,628
* #	Big Lots, Inc.	2,774	82,027
*	Birks & Mayors, Inc.	1,765	4,236
* #	BJ’s Restaurants, Inc.	74,592	868,251
#	Blockbuster, Inc. Class A	259,934	623,842
*	Blockbuster, Inc. Class B	217,300	402,005
* #	Blue Nile, Inc.	40,600	1,690,178
*	Bluegreen Corp.	83,365	953,696
	Blyth, Inc.	108,900	1,721,709
	Bob Evans Farms, Inc.	101,538	2,850,172
#	Bon-Ton Stores, Inc.	43,714	174,856
	Books-A-Million, Inc.	50,305	339,559
#	Borders Group, Inc.	31,476	220,332
	Bowl America, Inc. Class A	5,828	78,678
	Brinker International, Inc.	133,271	2,521,487
*	Broadview Institute, Inc.	200	330
#	Brookfield Homes Corp.	42,900	550,407
	Brown Shoe Company, Inc.	123,375	1,875,300
#	Brunswick Corp.	156,900	2,163,651
*	Buca, Inc.	67,647	29,771
	Buckle, Inc.	87,100	4,529,200
* #	Buffalo Wild Wings, Inc.	36,884	1,330,775
*	Build-A-Bear-Workshop, Inc.	35,000	259,700
#	Building Materials Holding Corp.	70,842	85,719
* #	Cabela’s, Inc.	180,716	2,213,771
*	Cache, Inc.	48,855	572,092
*	California Coastal Communities, Inc.	35,562	93,884
*	California Pizza Kitchen, Inc.	83,103	1,195,021
	Callaway Golf Co.	209,000	2,838,220
	Canterbury Park Holding Corp.	13,883	135,359
* #	Capella Education Co.	33,273	1,654,001
* #	Career Education Corp.	140,233	2,629,369
	Carmike Cinemas, Inc.	38,328	201,989
*	Carriage Services, Inc.	56,700	246,645
*	Carrols Restaurant Group, Inc.	8,102	46,181
*	Carter’s, Inc.	168,780	3,107,240
* #	Casual Male Retail Group, Inc.	114,425	437,103
*	Catalina Lighting, Inc.	1,760	2,200
	Cato Corp. Class A	88,250	1,554,082
*	Cavalier Homes, Inc.	56,249	132,185
*	Cavco Industries, Inc.	19,066	667,501
	CBRL Group, Inc.	86,981	2,247,589
* #	CEC Entertainment, Inc.	97,077	3,325,858
* #	Champion Enterprises, Inc.	219,000	1,070,910
* ●	Championship Auto Racing Teams, Inc.	1,697	—
* #	Charles and Colvard, Ltd.	54,978	34,636
*	Charlotte Russe Holding, Inc.	76,600	904,646
*	Charming Shoppes, Inc.	293,386	1,584,284
* #	Charter Communications, Inc.	1,293,154	1,357,812
* #	Cheesecake Factory, Inc.	204,833	3,148,283
#	Cherokee, Inc.	31,199	687,314
* #	Chicos FAS, Inc.	14,800	84,952
	Choice Hotels International, Inc.	111,800	3,017,482

2

#	Christopher & Banks Corp.	97,513	938,075
*	Chromcraft Revington, Inc.	5,600	16,240
	Churchill Downs, Inc.	41,093	1,825,351
#	Cinemark Holdings, Inc.	101,747	1,494,663
#	Citadel Broadcasting Co.	354,690	354,690
* #	Citi Trends, Inc.	41,002	845,461
	CKE Restaurants, Inc.	110,400	1,410,912
	Coachmen Industries, Inc.	39,900	72,219
	Coast Distribution System, Inc.	9,251	29,603
	Cobra Electronics Corp.	7,978	23,216
*	Coinstar, Inc.	79,516	2,617,667
* #	Coldwater Creek, Inc.	195,930	1,426,370
	Collectors Universe, Inc.	26,472	206,482
#	Columbia Sportswear Co.	70,231	2,836,630
* #	Comstock Homebuilding Companies, Inc.	9,304	1,225
*	Concord Camera Corp.	19,474	57,449
*	Congoleum Corp. Class A	3,200	29
* #	Conn’s, Inc.	69,984	1,338,094
	Cooper Tire & Rubber Co.	175,300	1,675,868
*	Corinthian Colleges, Inc.	256,698	3,406,382
* #	Cosi, Inc.	56,401	140,438
* #	Cost Plus, Inc.	48,773	61,942
	Courier Corp.	40,626	869,407
* #	Cox Radio, Inc.	102,100	1,138,415
#	CPI Corp.	19,148	257,349
	Craftmade International, Inc.	15,198	63,832
* #	Crown Media Holdings, Inc.	220,135	1,107,279
	CSS Industries, Inc.	29,800	794,170
*	Culp, Inc.	34,401	253,879
* #	Cumulus Media, Inc. Class A	139,080	652,285
*	Cybex International, Inc.	57,125	191,940
*	Cycle Country Accessories Corp.	15,600	15,366
*	Daily Journal Corp.	200	8,102
*	Deckers Outdoor Corp.	37,600	4,274,744
	Decorator Industries, Inc.	2,862	6,869
* #	DEI Holdings, Inc.	7,999	11,439
*	dELiA*s, Inc.	46,257	115,180
*	Delta Apparel, Inc.	14,180	98,551
*	Design Within Reach, Inc.	44,748	184,809
* #	DG Fastchannel, Inc.	47,812	1,125,016
*	Diedrich Coffee, Inc.	5,225	9,797
#	Dillards, Inc. Class A	133,678	1,707,068
#	Dineequity, Inc.	54,414	1,080,662
*	Dixie Group, Inc.	34,700	265,455
*	Domino’s Pizza, Inc.	143,500	1,922,900
*	Dorman Products, Inc.	35,700	456,603
	Dover Downs Gaming & Entertainment, Inc.	46,915	375,789
	Dover Motorsports, Inc.	58,912	293,971
* #	Drew Industries, Inc.	62,196	997,002
*	drugstore.com, Inc.	262,879	625,652
	DRYCLEAN USA, Inc.	300	267
* #	DSW, Inc.	25,900	376,327
*	Duckwall-ALCO Stores, Inc.	4,953	65,627
#	E.W. Scripps Co.	12,200	88,694
*	Eddie Bauer Holdings, Inc.	9,800	61,152

3

	Educational Development Corp.	6,857	36,274
*	Einstein Noah Restaurant Group, Inc.	26,046	307,082
*	ELXSI Corp.	1,800	3,510
*	EMAK Worldwide, Inc.	10,146	9,233
*	Emerson Radio Corp.	84,322	92,754
#	Emmis Communications Corp. Class A	94,399	206,734
* #	Empire Resorts, Inc.	40,593	158,313
* #	Enova Systems, Inc.	17,062	44,361
#	Entercom Communications Corp.	93,000	568,230
*	Entravision Communications Corp.	181,517	580,854
* #	Escala Group, Inc.	80,070	219,392
	Escalade, Inc.	18,296	53,973
#	Ethan Allen Interiors, Inc.	97,234	2,638,931
*	Famous Dave’s of America, Inc.	30,683	285,352
	Federal Screw Works	1,562	7,732
* ●	Federal-Mogul Corp.	57,900	—
	Finish Line, Inc. Class A	115,530	1,396,758
*	Finlay Enterprises, Inc.	23,300	6,990
	Fisher Communications, Inc.	14,040	488,171
*	Flanigan’s Enterprises, Inc.	5,680	38,056
* #	Fleetwood Enterprises, Inc.	198,900	425,646
	Flexsteel Industries, Inc.	12,333	136,896
* #	Foamex International, Inc.	8,939	3,307
	Foot Locker, Inc.	98,659	1,607,155
	Footstar, Inc.	22,800	81,396
* #	Fountain Powerboat Industries, Inc.	9,475	8,433
*	Franklin Covey Co.	58,896	527,119
*	Franklin Electronic Publishers, Inc.	8,700	15,225
*	Frederick’s of Hollywood Group	26,486	24,500
#	Fred’s, Inc.	95,150	1,334,003
	Frisch’s Restaurants, Inc.	7,500	174,375
*	Fuel Systems Solutions, Inc.	45,301	2,347,951
*	Full House Resorts, Inc.	24,850	40,381
	Furniture Brands International, Inc.	131,600	1,177,820
* #	Gaiam, Inc.	4,800	61,104
*	GameTech International, Inc.	41,660	162,057
*	Gaming Partners International Corp.	24,086	124,525
* #	Gander Mountain Co.	56,647	199,397
* #	Gaylord Entertainment Co.	46,973	1,627,614
* #	Genesco, Inc.	71,200	2,606,632
* #	Gentek, Inc.	30,283	877,601
*	G-III Apparel Group, Ltd.	50,439	933,626
*	Gottschalks, Inc.	42,902	63,066
	Gray Television, Inc.	122,460	301,252
	Gray Television, Inc. Class A	6,500	22,750
* #	Great Wolf Resorts, Inc.	47,459	248,211
#	Group 1 Automotive, Inc.	64,900	1,373,284
* #	GSI Commerce, Inc.	132,322	2,127,738
*	Gymboree Corp.	87,800	3,446,150
*	Hampshire Group, Ltd.	8,000	68,000
#	Handleman Co.	56,645	109,325
*	Harris Interactive, Inc.	182,695	308,755
#	Harte-Hanks, Inc.	151,183	1,867,110
*	Hartmarx Corp.	95,200	236,096
*	Hastings Entertainment, Inc.	23,020	183,009

4

	Haverty Furniture Co., Inc.	43,700	482,448
	Haverty Furniture Co., Inc. Class A	400	4,466
*	Hawk Corp.	21,800	523,200
*	Hayes Lemmerz International, Inc.	274,901	695,500
#	Hearst-Argyle Television, Inc.	52,160	1,032,768
*	Heelys, Inc.	6,600	33,462
*	Helen of Troy, Ltd.	50,760	1,220,778
* #	Hibbett Sporting Goods, Inc.	92,555	2,212,064
*	Hollywood Media Corp.	113,045	309,743
* #	Home Solutions of America, Inc.	116,900	74,816
	Hooker Furniture Corp.	24,488	412,378
*	Hot Topic, Inc.	81,045	503,289
*	Hovnanian Enterprises, Inc. Class A	156,220	1,115,411
* #	Iconix Brand Group, Inc.	186,442	2,410,695
	ILX Resorts, Inc.	7,063	15,185
*	Image Entertainment, Inc.	69,502	81,317
* #	Infosonics Corp.	41,850	25,110
*	Insignia Systems, Inc.	16,051	34,028
	Interface, Inc. Class A	155,306	2,045,380
#	International Speedway Corp. Class A	18,901	749,803
*	International Textile Group, Inc.	14	4
*	Interstate Hotels & Resorts, Inc.	81,340	213,924
* #	iRobot Corp.	63,139	883,315
* #	Isle of Capri Casinos, Inc.	102,724	735,504
	J. Alexander’s Corp.	16,782	102,538
*	Jack in the Box, Inc.	119,131	2,826,979
	Jackson Hewitt Tax Service, Inc.	99,300	1,704,981
*	Jaclyn, Inc.	2,235	13,242
*	Jakks Pacific, Inc.	73,275	1,828,211
*	Jarden Corp.	123,164	3,161,620
*	Jennifer Convertibles, Inc.	17,391	21,739
*	Jo-Ann Stores, Inc.	69,106	1,725,577
	Johnson Outdoors, Inc.	12,048	185,780
	Jones Apparel Group, Inc.	151,460	3,007,996
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,368,373
#	Journal Communications, Inc. Class A	62,900	321,419
#	Journal Register Co.	125,500	1,318
#	KB Home	126,300	2,627,040
	Kenneth Cole Productions, Inc. Class A	41,950	673,717
	Kimball International, Inc. Class B	85,110	896,208
*	Kirkland’s, Inc.	47,014	107,192
*	Knology, Inc.	89,900	907,990
*	Kona Grill, Inc.	12,744	88,571
	Koss Corp.	9,816	142,626
* #	Krispy Kreme Doughnuts, Inc.	124,100	524,943
	KSW, Inc.	19,682	97,229
	K-Swiss, Inc. Class A	71,400	1,224,510
	LaCrosse Footwear, Inc.	11,922	196,713
*	Lakeland Industries, Inc.	13,418	171,616
* #	Lakes Entertainment, Inc.	64,706	424,471
#	Landry’s Restaurants, Inc.	60,800	1,171,008
*	Lazare Kaplan International, Inc.	9,600	77,280
#	La-Z-Boy, Inc.	142,730	1,080,466
* #	Leapfrog Enterprises, Inc.	74,236	631,006
*	Lear Corp.	84,700	1,063,832

5

#	Lee Enterprises, Inc.	114,200	428,250
#	Lennar Corp. Class A	116,500	1,531,975
	Lennar Corp. Class B	4,229	47,703
*	Lenox Group, Inc.	38,403	6,144
#	Libbey, Inc.	43,100	400,830
	Liberty Homes, Inc. Class A	200	635
*	Liberty Media Holding Corp. Capital Class A	147,724	2,400,515
*	Liberty Media Holding Corp. Capital Class B	1,593	26,492
* #	LIFE TIME FITNESS, Inc.	93,900	3,319,365
#	Lifetime Brands, Inc.	37,398	362,387
*	Lin TV Corp.	81,500	501,225
*	Lincoln Educational Services	49,165	738,950
#	Lithia Motors, Inc. Class A	41,997	203,685
* #	Live Nation, Inc.	189,526	3,041,892
	Liz Claiborne, Inc.	124,003	2,010,089
*	LKQ Corp.	66,050	1,237,116
* #	Lodgenet Entertainment Corp.	65,134	259,885
*	Lodgian, Inc.	72,006	609,171
*	LOUD Technologies, Inc.	2,380	8,592
*	Luby’s, Inc.	78,300	580,986
*	Lumber Liquidators, Inc.	14,361	185,401
#	M/I Homes, Inc.	31,200	558,792
*	Mace Security International, Inc.	45,800	72,822
* #	Magna Entertainment Corp.	860	6,364
*	Maidenform Brands, Inc.	67,100	1,013,210
#	Marine Products Corp.	106,073	862,373
* #	MarineMax, Inc.	52,275	414,018
* #	Martha Stewart Living Omnimedia, Inc.	81,960	665,515
	Matthews International Corp. Class A	95,367	4,793,145
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,812	76,636
	McRae Industries, Inc. Class A	2,500	45,000
#	MDC Holdings, Inc.	71,733	2,973,333
*	Meade Instruments Corp.	49,732	24,866
#	Media General, Inc. Class A	65,700	808,110
* #	Mediacom Communications Corp.	234,136	1,966,742
*	Meritage Homes Corp.	52,900	1,238,918
*	Midas, Inc.	44,590	640,758
	Modine Manufacturing Co.	91,395	1,445,869
	Monaco Coach Corp.	81,750	195,382
* #	Monarch Casino & Resort, Inc.	54,679	732,152
	Monro Muffler Brake, Inc.	61,434	1,273,527
* #	Morgans Hotel Group	66,800	1,142,280
*	Morgan’s Foods, Inc.	800	4,000
*	Morton’s Restaurant Group, Inc.	20,620	148,670
*	Mothers Work, Inc.	15,354	233,534
*	Motorcar Parts of America, Inc.	2,400	16,896
	Movado Group, Inc.	56,300	1,305,597
*	MTR Gaming Group, Inc.	82,351	336,816
* #	Multimedia Games, Inc.	83,281	421,402
*	Nathan’s Famous, Inc.	18,305	292,148
#	National CineMedia, Inc.	62,912	703,985
*	National Lampoon, Inc.	15,000	20,550
	National Presto Industries, Inc.	13,019	1,006,629
*	Nature Vision, Inc.	500	455
#	Nautilus Group, Inc.	96,080	511,146

6

*	Navarre Corp.	78,760	127,591
* #	Netflix, Inc.	204,982	6,321,645
*	Nevada Gold & Casinos, Inc.	35,850	43,020
	New Frontier Media, Inc.	72,664	281,210
*	New Motion, Inc.	32,788	131,152
*	New York & Co., Inc.	102,000	1,203,600
*	Nitches, Inc.	2,592	3,007
*	Nobel Learning Communities, Inc.	16,425	254,259
	Nobility Homes, Inc.	13,765	200,969
	Noble International, Ltd.	49,485	296,910
*	NTN Communications, Inc.	127,793	34,504
#	Nutri/System, Inc.	80,774	1,604,979
	OfficeMax, Inc.	61,500	752,760
*	Orange 21, Inc.	1,559	5,456
#	Orleans Homebuilders, Inc.	58,200	285,180
	O’Charleys, Inc.	66,446	665,124
*	Outdoor Channel Holdings, Inc.	95,100	759,849
* #	Overstock.com, Inc.	68,760	1,453,586
	Oxford Industries, Inc.	49,400	1,128,790
*	P & F Industries, Inc. Class A	3,000	7,830
* #	P.F. Chang’s China Bistro, Inc.	69,036	1,793,555
*	Pacific Sunwear of California, Inc.	193,820	1,226,881
* #	Palm Harbor Homes, Inc.	68,721	618,489
* #	Panera Bread Co.	59,025	3,172,003
*	Papa John’s International, Inc.	90,962	2,539,659
*	PC Mall, Inc.	35,617	340,855
#	Penske Automotive Group, Inc.	171,631	2,274,111
* #	Perfumania Holdings, Inc.	2,175	51,613
*	Perry Ellis International, Inc.	38,400	655,104
* #	PetMed Express, Inc.	68,565	976,366
	Phillips-Van Heusen Corp.	61,000	2,321,660
*	Phoenix Footwear Group, Inc.	18,100	19,186
#	Pier 1 Imports, Inc.	254,958	1,126,914
* #	Pinnacle Entertainment, Inc.	126,300	1,400,667
*	Playboy Enterprises, Inc. Class A	5,400	24,813
*	Playboy Enterprises, Inc. Class B	82,400	351,024
* #	PokerTek, Inc.	11,600	46,864
#	Polaris Industries, Inc.	79,500	3,584,655
*	Pomeroy IT Solutions, Inc.	37,837	196,752
#	Pool Corp.	74,611	1,810,063
* #	Premier Exhibitions, Inc.	74,041	262,105
#	Pre-Paid Legal Services, Inc.	41,550	1,854,792
*	PreVu, Inc.	111,210	445
#	PRIMEDIA, Inc.	132,856	385,282
* #	Princeton Review, Inc.	106,256	824,547
*	Progressive Gaming International Corp.	109,830	83,471
*	Proliance International, Inc.	46,849	55,282
*	QEP Co., Inc.	10,314	61,781
*	Quaker Fabric Corp.	41,650	187
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	250,969
*	Quiksilver, Inc.	333,600	2,572,056
* #	R.H. Donnelley Corp.	6,000	22,500
*	Radio One, Inc. Class D	259,749	246,762
#	RadioShack Corp.	209,894	3,990,085
*	Rainmaker Systems, Inc.	51,489	154,467

7

*	RC2 Corp.	62,591	1,575,415
	RCN Corp.	114,504	1,587,025
*	Reading International, Inc. Class A	24,549	185,836
*	Reading International, Inc. Class B	1,060	9,540
*	Red Lion Hotels Corp.	58,900	502,417
* #	Red Robin Gourmet Burgers, Inc.	45,949	1,226,838
* #	RedEnvelope, Inc.	27,448	329
*	Regent Communications, Inc.	107,377	83,754
	Regis Corp.	139,100	3,819,686
*	Rent-A-Center, Inc.	126,745	2,872,042
*	Rentrak Corp.	31,013	469,847
*	Retail Ventures, Inc.	141,489	662,169
*	Rex Stores Corp.	22,800	294,576
* #	Rick’s Cabaret International, Inc.	23,800	332,486
*	Riviera Holdings Corp.	10,000	115,600
*	Rockford Corp.	25,270	26,281
*	Rocky Brands, Inc.	16,191	84,355
*	Rubio’s Restaurants, Inc.	31,595	186,095
#	Ruby Tuesday, Inc.	105,400	736,746
	Russ Berrie & Co., Inc.	52,904	401,541
* #	Ruth’s Hospitality Group, Inc.	43,700	198,835
#	Ryland Group, Inc.	99,236	2,300,290
*	S&K Famous Brands, Inc.	2,100	7,612
*	Saga Communications, Inc. Class A	53,625	337,301
	Salem Communications Corp.	57,369	109,001
* #	Sally Beauty Holdings, Inc.	151,228	1,291,487
	Sauer-Danfoss, Inc.	133,499	4,374,762
*	Schieb (Earl), Inc.	2,200	5,632
	Scholastic Corp.	119,733	3,125,031
#	Sealy Corp.	82,205	549,951
	Shiloh Industries, Inc.	51,278	436,889
*	Shoe Carnival, Inc.	31,379	512,105
* #	Shuffle Master, Inc.	92,674	465,223
*	Silverleaf Resorts, Inc.	16,000	30,240
	Sinclair Broadcast Group, Inc. Class A	144,300	1,023,087
* #	Six Flags, Inc.	190,705	190,705
*	Skechers U.S.A., Inc. Class A	90,700	1,734,184
	Skyline Corp.	25,300	578,611
* #	Smith & Wesson Holding Corp.	115,471	654,721
	Sonesta International Hotels Corp. Class A	5,614	134,736
	Sonic Automotive, Inc.	87,400	940,424
* #	Sonic Corp.	249,402	3,613,835
#	Sotheby’s Class A	121,200	3,265,128
* #	Source Interlink Companies, Inc.	137,152	171,440
*	Spanish Broadcasting System, Inc.	109,363	44,839
*	SPAR Group, Inc.	2,083	2,083
	Spartan Motors, Inc.	90,525	428,183
	Speedway Motorsports, Inc.	86,930	1,923,761
*	Sport Chalet, Inc. Class A	4,625	15,956
*	Sport Chalet, Inc. Class B	3,666	11,548
#	Sport Supply Group, Inc.	29,400	358,680
*	Sport-Haley, Inc.	2,900	5,959
	Stage Stores, Inc.	121,280	1,930,778
*	Stamps.com, Inc.	60,523	830,981
	Standard Motor Products, Inc.	52,400	362,084

8

#	Standard Pacific Corp.	137,600	440,320
	Stanley Furniture, Inc.	10,388	85,701
	Star Buffet, Inc.	2,700	11,286
	Stein Mart, Inc.	104,907	414,383
*	Steinway Musical Instruments, Inc.	19,700	569,527
*	Steven Madden, Ltd.	55,999	1,408,375
#	Stewart Enterprises, Inc.	259,599	2,429,847
*	Stoneridge, Inc.	55,359	703,059
	Strattec Security Corp.	11,272	322,266
	Sturm Ruger & Co., Inc.	73,500	536,550
*	Sun-Times Media Group, Inc. Class A	208,500	62,550
#	Superior Industries International, Inc.	74,500	1,308,965
	Superior Uniform Group, Inc.	7,900	81,844
*	Syms Corp.	26,960	450,771
* #	Syntax-Brillian Corp.	202,787	1,825
#	Systemax, Inc.	110,668	1,706,501
#	Talbots, Inc.	117,471	1,605,829
*	Talon International, Inc.	13,500	3,375
	Tandy Brand Accessories, Inc.	14,300	81,510
*	Tandy Leather Factory, Inc.	34,562	96,774
* #	Tarragon Corp.	19,154	18,388
*	Tarrant Apparel Group	77,437	53,432
#	Tempur-Pedic International, Inc.	80,300	908,193
*	Tenneco Automotive, Inc.	126,800	1,852,548
*	Texas Roadhouse, Inc.	132,348	1,188,485
* #	The Children’s Place Retail Stores, Inc.	78,883	3,309,142
*	The Dress Barn, Inc.	177,904	2,892,719
*	The Hallwood Group, Inc.	656	46,763
	The Marcus Corp.	61,100	1,049,698
#	The Men’s Wearhouse, Inc.	84,700	1,854,930
#	The New York Times Co. Class A	143,400	1,862,766
#	The Pep Boys - Manny, Moe & Jack	151,100	1,329,680
*	The Sports Club Co., Inc.	19,000	20,900
* #	The Steak n Shake Co.	79,818	620,984
* #	The Walking Co Holdings, Inc.	7,926	33,289
* #	thinkorswim Group, Inc.	185,100	1,856,553
#	Thor Industries, Inc.	88,778	2,040,118
*	Timberland Co. Class A	172,100	2,901,606
* #	TiVo, Inc.	276,926	2,342,794
*	Town Sports International Holdings, Inc.	33,327	349,267
* #	Tractor Supply Co.	72,756	3,100,861
*	Trans World Entertainment Corp.	72,646	209,947
	Triarc Companies, Inc. Class A	58,090	338,665
#	Triarc Companies, Inc. Class B	113,613	660,092
*	Triple Crown Media, Inc.	16,355	1,308
* #	True Religion Apparel, Inc.	66,407	1,802,950
* #	Trump Entertainment Resorts, Inc.	76,349	93,146
*	TRW Automotive Holdings Corp.	51,200	982,016
*	Tuesday Morning Corp.	67,248	283,114
	Tupperware Corp.	138,600	4,950,792
*	Tween Brands, Inc.	90,400	981,744
* #	Under Armour, Inc. Class A	43,700	1,473,127
*	Unifi, Inc.	165,634	660,880
	Unifirst Corp.	39,726	1,709,410
*	Universal Electronics, Inc.	42,153	1,105,252

9

* #	Universal Technical Institute, Inc.	79,520	1,364,563
* #	Vail Resorts, Inc.	69,082	3,038,917
* #	Valassis Communications, Inc.	135,500	1,275,055
	Value Line, Inc.	22,145	846,160
*	ValueVision Media, Inc. Class A	109,845	257,037
* #	VCG Holding Corp.	53,110	191,196
	Virco Manufacturing Corp.	31,531	137,475
	Visteon Corp.	357,700	1,151,794
* #	Volcom, Inc.	47,921	854,911
*	Voyager Learning Co.	72,800	345,800
*	Warnaco Group, Inc.	140,517	7,246,462
#	Warner Music Group Corp.	374,746	3,215,321
*	Waxman Industries, Inc.	600	2,478
* #	WCI Communities, Inc.	105,700	19,026
*	Wells-Gardner Electronics Corp.	31,749	41,115
* #	West Marine, Inc.	53,968	267,142
*	Westwood One, Inc.	235,700	193,274
*	Wet Seal, Inc. Class A	214,194	1,008,854
	Weyco Group, Inc.	17,436	554,290
*	Williams Controls, Inc.	10,571	139,220
*	Winmark Corp.	17,186	316,136
#	Winnebago Industries, Inc.	89,434	1,015,076
* #	WisdomTree Investments, Inc.	4,500	9,450
*	WMS Industries, Inc.	150,494	5,056,598
	Wolverine World Wide, Inc.	154,100	4,057,453
*	Woodbridge Holdings Corp.	21,021	14,294
#	World Wrestling Entertainment, Inc.	66,600	1,083,582
* #	WorldSpace, Inc. Class A	17,300	25,258
* #	Xanadoo Co.	170	55,250
#	Xerium Technologies, Inc.	70,095	540,432
*	Young Broadcasting, Inc. Class A	64,811	7,129
* #	Zale Corp.	138,600	3,785,166
* #	Zumiez, Inc.	57,177	823,921
Total Consumer Discretionary			457,365,942

Consumer Staples — (3.2%)
#	Alico, Inc.	21,230	916,074
*	Alliance One International, Inc.	281,116	1,130,086
#	American Italian Pasta Co.	51,300	672,030
#	Andersons, Inc.	52,910	2,378,834
	Arden Group, Inc. Class A	804	134,067
*	Atlantic Premium Brands, Ltd.	1,900	1,244
	B&G Foods, Inc.	51,853	417,935
* #	Bare Escentuals, Inc.	155,253	1,931,347
*	BJ’s Wholesale Club, Inc.	61,600	2,342,648
*	Boston Beer Co., Inc. Class A	28,200	1,268,154
*	Bridgford Foods Corp.	12,453	74,095
*	Cagle’s, Inc. Class A	4,012	19,358
#	Calavo Growers, Inc.	47,281	574,464
#	Cal-Maine Foods, Inc.	62,165	2,454,896
* #	Caribou Coffee Co.	7,923	24,799
	Casey’s General Stores, Inc.	144,377	4,186,933
	CCA Industries, Inc.	19,366	123,749
*	Central Garden & Pet Co.	62,500	350,625
*	Central Garden & Pet Co. Class A	125,043	662,728

10

* #	Chattem, Inc.	57,484	4,030,778
#	Chiquita Brands International, Inc.	136,796	2,008,165
#	Coca-Cola Bottling Co. Consolidated	23,254	943,647
	Coffee Holding Co, Inc.	800	1,568
*	Collective Brands, Inc.	30,200	438,504
*	Craft Brewers Alliance, Inc.	24,893	86,877
*	Cuisine Solutions, Inc.	53,122	138,117
*	Darling International, Inc.	232,000	3,185,360
	Del Monte Foods Co.	250,765	2,136,518
	Diamond Foods, Inc.	39,286	988,829
*	Elizabeth Arden, Inc.	79,400	1,624,524
	Farmer Brothers Co.	31,856	830,167
	Flowers Foods, Inc.	194,205	5,134,780
#	Gatehouse Media, Inc.	39,600	23,760
*	Glacier Water Services, Inc.	3,500	171,500
	Golden Enterprises, Inc.	15,400	32,186
#	Great Atlantic & Pacific Tea, Inc.	144,217	2,353,621
* #	Green Mountain Coffee, Inc.	65,866	2,403,450
	Griffin Land & Nurseries, Inc. Class A	4,271	147,264
*	Hain Celestial Group, Inc.	112,695	2,928,943
*	IGI Labratories, Inc.	934	1,681
	Imperial Sugar Co.	24,520	344,016
	Ingles Market, Inc. Class A	35,759	883,605
*	Integrated Biopharma, Inc.	40,600	56,840
	Inter Parfums, Inc.	86,622	1,229,166
	J & J Snack Foods Corp.	53,017	1,786,143
*	Katy Industries, Inc.	11,399	19,948
	Lancaster Colony Corp.	90,332	3,141,747
	Lance, Inc.	88,574	1,814,881
* #	Lifeway Foods, Inc.	56,314	637,474
	Longs Drug Stores Corp.	97,300	6,971,545
#	Mannatech, Inc.	97,400	431,482
* #	Maui Land & Pineapple Co., Inc.	27,928	749,308
* #	Medifast, Inc.	37,600	311,704
	MGP Ingredients, Inc.	49,422	243,650
*	Monterey Pasta Co.	54,187	112,167
#	Nash Finch Co.	36,740	1,496,053
*	National Beverage Corp.	132,479	1,208,208
*	Natural Alternatives International, Inc.	20,009	154,870
* #	Natural Health Trends Corp.	18,077	12,473
	Nature’s Sunshine Products, Inc.	35,884	280,792
*	NBTY, Inc.	45,800	1,522,392
	Nu Skin Enterprises, Inc. Class A	189,300	3,170,775
	Oil-Dri Corp. of America	14,033	258,207
*	Omega Protein Corp.	39,323	534,006
*	Orchids Paper Products Co.	1,800	13,860
*	Overhill Farms, Inc.	30,040	195,260
*	Pantry, Inc.	61,200	1,122,408
*	Parlux Fragrances, Inc.	60,346	424,232
*	Peet’s Coffee & Tea, Inc.	39,457	1,035,352
#	Pilgrim’s Pride Corp.	118,500	1,521,540
*	Pizza Inn, Inc.	8,932	22,955
*	Prestige Brands Holdings, Inc.	96,910	920,645
	PriceSmart, Inc.	83,368	1,771,570
	Ralcorp Holdings, Inc.	72,200	4,433,080

11

#	Reddy Ice Holdings, Inc.	39,400	331,748
#	Reliv International, Inc.	48,147	253,735
*	Revlon, Inc.	1,265,843	1,759,522
	Rocky Mountain Chocolate Factory, Inc.	19,671	177,432
	Ruddick Corp.	133,292	4,244,017
	Sanderson Farms, Inc.	57,100	1,959,101
*	Sanfilippo (John B.) & Son, Inc.	23,090	220,279
*	Scheid Vineyards, Inc.	440	14,795
*	Schiff Nutrition International, Inc.	34,359	229,862
	Seaboard Corp.	1,390	1,802,830
*	Seneca Foods Corp. Class A	700	14,168
*	Seneca Foods Corp. Class B	1,800	37,818
* #	Smart Balance, Inc.	35,896	229,734
	Spartan Stores, Inc.	60,076	1,366,128
* #	Spectrum Brands, Inc.	145,000	246,500
* #	Star Scientific, Inc.	228,795	736,720
	Stephan Co.	3,400	10,540
	Tasty Baking Co.	22,300	93,660
*	Tofutti Brands, Inc.	18,030	49,763
#	Tootsie Roll Industries, Inc.	106,198	3,024,519
*	TreeHouse Foods, Inc.	60,052	1,667,044
* #	United Natural Foods, Inc.	114,513	2,200,940
	United-Guardian, Inc.	7,500	79,125
#	Universal Corp.	72,700	3,774,584
* #	USANA Health Services, Inc.	54,160	2,050,498
#	Vector Group, Ltd.	166,174	3,067,572
*	Vermont Pure Holdings, Ltd.	15,800	21,804
	Village Super Market, Inc.	8,942	401,764
#	WD-40 Co.	49,089	1,712,715
	Weis Markets, Inc.	75,003	2,838,864
*	Winn-Dixie Stores, Inc.	91,752	1,295,538
*	Zapata Corp.	28,092	193,835
Total Consumer Staples			124,213,813

Energy — (5.0%)
*	Abraxas Petroleum Corp.	118,900	429,229
	Adams Resources & Energy, Inc.	15,659	439,078
*	Allis-Chalmers Energy, Inc.	107,902	1,560,263
#	Alon USA Energy, Inc.	81,100	988,609
* #	American Oil & Gas, Inc.	135,171	387,941
* #	Arena Resources, Inc.	87,200	3,895,224
	Atlas America, Inc.	138,793	5,201,962
* #	ATP Oil & Gas Corp.	83,703	2,151,167
*	Aventine Renewable Energy Holdings, Inc.	62,432	399,565
	Barnwell Industries, Inc.	21,190	251,101
*	Basic Energy Services, Inc.	85,800	2,507,934
#	Berry Petroleum Corp. Class A	124,200	5,169,204
* #	Bill Barret Corp.	90,000	3,544,200
* #	Bolt Technology Corp.	25,100	483,175
*	Boots & Coots International Well Control, Inc.	191,600	584,380
* #	BPZ Resources, Inc.	148,544	2,926,317
*	Brigham Exploration Co.	135,913	1,844,339
* #	Bristow Group, Inc.	68,300	2,784,591
*	Bronco Drilling Co., Inc.	57,500	911,375
*	Cal Dive International, Inc.	211,524	2,443,102

12

*	Callon Petroleum Co.	62,462	1,241,120
#	CARBO Ceramics, Inc.	69,855	4,198,285
* #	Carrizo Oil & Gas, Inc.	90,096	4,472,365
*	Catalytica Energy Systems, Inc.	2,699	7,368
* #	Cheniere Energy, Inc.	92,800	348,928
	CKX Lands, Inc.	2,400	32,940
*	Clayton Williams Energy, Inc.	33,476	2,709,547
*	Complete Production Services, Inc.	165,660	4,895,253
*	Comstock Resources, Inc.	16,000	1,039,040
*	Contango Oil & Gas Co.	45,650	3,246,628
*	Credo Petroleum Corp.	15,442	165,384
#	Crosstex Energy, Inc.	87,833	2,860,721
*	Crusader Energy Group, Inc.	87,900	385,881
*	Dawson Geophysical Co.	21,700	1,361,241
	Delek US Holdings, Inc.	107,900	852,410
* #	Delta Petroleum Corp.	81,415	1,462,213
*	Dril-Quip, Inc.	122,100	6,716,721
* #	Dune Energy, Inc.	123,800	118,848
*	Edge Petroleum Corp.	58,793	268,096
*	Encore Acquisition Co.	8,259	425,834
* #	Endeavour International Corp.	282,600	486,072
*	Energy Partners, Ltd.	89,400	1,063,860
* #	Evergreen Energy, Inc.	205,900	370,620
*	Evolution Petroleum Corp.	46,323	170,005
*	EXCO Resources, Inc.	141,867	3,756,638
* #	Exterran Holdings, Inc.	22,250	1,017,047
* #	FieldPoint Petroleum Corp.	15,800	60,514
* #	FX Energy, Inc.	106,654	895,894
* #	Gasco Energy, Inc.	222,795	585,951
*	Geokinetics, Inc.	9,051	177,219
*	Geomet, Inc.	53,181	371,203
*	GeoResources, Inc.	31,346	515,642
* #	GMX Resources, Inc.	33,500	2,272,640
* #	Goodrich Petroleum Corp.	82,700	4,205,295
* #	Grey Wolf, Inc.	542,900	4,728,659
	Gulf Island Fabrication, Inc.	38,951	1,677,620
*	Gulfmark Offshore, Inc.	65,114	3,262,211
*	Gulfport Energy Corp.	129,818	1,731,772
* #	Harvest Natural Resources, Inc.	112,500	1,246,500
*	HKN, Inc.	16,091	151,577
	Holly Corp.	41,300	1,321,600
* #	Hornbeck Offshore Services, Inc.	73,100	3,220,786
#	Houston American Energy Corp.	92,016	783,976
* #	Hyperdynamics Corp.	49,600	80,352
*	Infinity, Inc.	50,811	43,189
* #	International Coal Group, Inc.	310,244	3,173,796
*	James River Coal Co.	44,797	1,889,089
* #	Key Energy Group, Inc.	113,700	1,910,160
*	Kodiak Oil & Gas Corp.	146,458	424,728
	Lufkin Industries, Inc.	41,912	3,889,014
*	Mariner Energy, Inc.	104,800	3,048,632
*	Matrix Service Co.	91,194	2,396,578
* #	McMoran Exploration Co.	119,364	3,264,605
*	Meridian Resource Corp.	256,200	694,302
* #	Mexco Energy Corp.	5,426	155,184

13

*	Mitcham Industries, Inc.	29,100	444,648
*	NATCO Group, Inc. Class A	48,600	2,463,534
* #	National Coal Corp.	61,920	515,174
*	Natural Gas Services Group	33,589	871,299
*	New Concept Energy, Inc.	674	3,943
* #	Newpark Resources, Inc.	249,300	2,138,994
* #	Northern Oil & Gas, Inc.	20,400	150,960
* #	OMNI Energy Services Corp.	56,500	248,600
* #	Pacific Ethanol, Inc.	121,672	250,644
#	Panhandle Royalty Co.	16,521	598,060
*	Parallel Petroleum Corp.	114,500	1,515,980
* #	Parker Drilling Co.	318,500	2,952,495
	Penn Virginia Corp.	58,800	3,891,384
*	Petroleum Development Corp.	42,733	2,597,739
* #	PetroQuest Energy, Inc.	132,900	2,457,321
*	PHI, Inc. (69336T106)	200	7,651
*	PHI, Inc. (69336T205)	34,100	1,309,781
*	Pioneer Drilling Co.	134,600	2,255,896
* #	PowerSecure International, Inc.	46,086	372,375
* #	Quest Resource Corp.	60,691	291,924
* #	Rentech, Inc.	411,800	971,848
* #	Royale Energy, Inc.	14,801	106,123
	RPC, Inc.	291,100	5,306,753
*	SEACOR Holdings, Inc.	4,500	396,675
*	Stone Energy Corp.	84,903	4,047,344
* #	SulphCo, Inc.	175,500	512,460
* #	Superior Well Services, Inc.	47,063	1,551,196
*	Swift Energy Corp.	83,700	3,909,627
*	Syntroleum Corp.	158,626	256,974
*	T-3 Energy Services, Inc.	24,712	1,379,671
* #	Teton Energy Corp.	47,886	193,938
*	TETRA Technologies, Inc.	149,100	3,301,074
*	TGC Industries, Inc.	60,758	442,318
*	Toreador Resources Corp.	48,118	416,221
* #	Transmeridian Exploration, Inc.	288,400	98,056
* #	Trico Marine Services, Inc.	42,319	1,005,076
* #	Tri-Valley Corp.	68,171	478,560
* #	TXCO Resources, Inc.	113,634	1,376,108
*	Union Drilling, Inc.	41,746	593,628
* #	Uranium Energy Corp.	22,380	44,536
*	Uranium Resources, Inc.	99,428	228,684
#	USEC, Inc.	246,431	1,419,443
*	VAALCO Energy, Inc.	165,700	1,297,431
* #	Venoco, Inc.	69,153	1,165,920
* #	VeraSun Energy Corp.	119,303	687,185
* #	Verenium Corp.	140,802	318,213
*	Warren Resources, Inc.	119,700	1,351,413
*	Westmoreland Coal Co.	25,400	512,572
	World Fuel Services Corp.	87,788	2,529,172
Total Energy			191,991,130

Financials — (10.4%)
*	1st Constitution Bancorp	1,461	17,094
	1st Independence Financial Group, Inc.	3,373	62,198
	1st Source Corp.	59,324	1,289,111

14

	21st Century Holding Co.	22,610	151,713
	Abigail Adams National Bancorp, Inc.	3,363	19,337
	Abington Bancorp, Inc.	43,274	427,980
	Access National Corp.	10,571	63,215
#	Advance America Cash Advance Centers, Inc.	157,300	773,916
	Advanta Corp. Class A	42,500	277,100
	Advanta Corp. Class B	87,212	665,428
	Affirmative Insurance Holdings, Inc.	15,242	91,909
	Alliance Bancorp, Inc. of Pennsylvania	2,151	19,337
	Alliance Financial Corp.	1,855	46,338
*	Alphatec Holdings, Inc.	99,103	474,703
*	AmComp, Inc.	29,400	352,800
#	Amcore Financial, Inc.	69,970	615,044
	Ameriana Bancorp	2,912	24,024
	American Bancorp of New Jersey, Inc.	26,364	278,667
	American Equity Investment Life Holding Co.	150,600	1,384,014
*	American Independence Corp.	8,100	53,946
	American National Bankshares, Inc.	2,555	43,026
	American Physicians Capital, Inc.	32,060	1,356,138
	American Physicians Services Group, Inc.	100	2,208
	American River Bankshares	19,841	207,140
*	American Spectrum Realty, Inc.	529	18,779
#	American West Bancorporation	50,006	86,010
* #	AmeriCredit Corp.	184,300	1,949,894
	Ameris Bancorp	36,750	441,735
*	Amerisafe, Inc.	45,529	841,831
*	AmeriServe Financial, Inc.	59,570	168,583
	AmTrust Financial Services, Inc.	119,954	1,686,553
	Anchor Bancorp Wisconsin, Inc.	64,417	494,723
*	Argo Group International Holdings, Ltd.	50,308	1,891,078
	Arrow Financial Corp.	35,699	881,051
	ASB Financial Corp.	900	13,837
#	Asset Acceptance Capital Corp.	109,827	1,190,525
#	ASTA Funding, Inc.	46,100	381,708
	Astoria Financial Corp.	96,101	2,099,807
*	Atlantic American Corp.	21,640	32,352
	Atlantic Coast Federal Corp.	14,375	113,562
#	Atlantic Southern Financial Group, Inc.	2,100	28,875
	Auburn National Bancorporation, Inc.	300	6,819
	Baldwin & Lyons, Inc. Class A	300	6,762
	Baldwin & Lyons, Inc. Class B	29,741	634,078
	BancFirst Corp.	44,744	2,153,976
*	Bancinsurance Corp.	5,600	30,100
	Bancorp Rhode Island, Inc.	8,678	257,476
#	BancorpSouth, Inc.	131,800	3,034,036
#	BancTrust Financial Group, Inc.	14,933	126,035
	Bank Mutual Corp.	86,790	1,045,819
	Bank of Commerce Holdings	4,954	32,201
*	Bank of Florida Corp.	27,028	214,602
	Bank of Granite Corp.	49,278	377,469
#	Bank of the Ozarks, Inc.	47,910	1,071,747
#	BankAtlantic Bancorp, Inc. Class A	120,395	223,935
	BankFinancial Corp.	70,154	1,046,698
#	BankUnited Financial Corp. Class A	98,675	117,423
#	Banner Corp.	37,343	394,716

15

	Bar Harbor Bankshares	6,458	188,703
	BCB Bancorp, Inc.	600	8,400
*	BCSB Bancorp, Inc.	500	5,485
*	Beach First National Bancshares, Inc.	12,342	102,068
	Benjamin Franklin Bancorp, Inc.	1,488	17,930
	Berkshire Bancorp, Inc.	400	5,000
	Berkshire Hills Bancorp, Inc.	25,769	685,455
	Beverly Hills Bancorp, Inc.	64,798	88,773
*	BFC Financial Corp.	57,988	41,751
*	BGC Partners, Inc. Class A	87,880	579,129
*	BNCCORP, Inc.	3,900	39,195
*	BNS Holding, Inc.	4,020	56,039
	Boston Private Financial Holdings, Inc.	110,200	985,188
*	Bridge Capital Holdings	2,333	29,279
*	Broadopoint Securities Group, Inc.	65,701	220,098
	Brooke Corp.	27,981	17,908
	Brookline Bancorp, Inc.	173,393	1,782,480
#	Brooklyn Federal Bancorp, Inc.	2,100	31,500
	Bryn Mawr Bank Corp.	12,652	280,368
	C&F Financial Corp.	1,452	31,944
#	Cadence Financial Corp.	17,416	160,053
	California First National Bancorp	11,500	132,365
	Camco Financial Corp.	9,661	102,890
	Camden National Corp.	24,334	788,178
	Capital Bank Corp.	1,960	19,992
#	Capital City Bank Group, Inc.	45,990	1,114,338
#	Capital Corp. of the West	33,319	105,954
	Capital Properties, Inc.	500	12,500
	Capital Southwest Corp.	1,200	160,848
#	Capitol Bancorp, Ltd.	52,774	811,136
	Cardinal Financial Corp.	79,186	672,289
	Carver Bancorp, Inc.	2,000	15,300
	Cascade Financial Corp.	9,511	87,311
	Cash America International, Inc.	84,990	3,517,736
#	Cathay General Bancorp	105,136	2,035,433
	Center Bancorp, Inc.	43,064	455,186
	Center Financial Corp.	52,938	713,075
#	Centerstate Banks of Florida, Inc.	7,148	102,145
	Central Bancorp, Inc.	1,600	20,576
#	Central Pacific Financial Corp.	87,300	1,038,870
	Central Virginia Bankshares, Inc.	3,498	48,640
	Centrue Financial Corp.	2,305	29,343
	Century Bancorp, Inc. Class A	3,369	58,115
	CFS Bancorp, Inc.	26,520	253,001
	Charter Financial Corp.	23,869	334,166
	Chemical Financial Corp.	70,363	2,028,565
*	Chicopee Bancorp, Inc.	1,929	25,810
	Citizens Community Bancorp, Inc.	100	794
	Citizens First Bancorp, Inc.	24,212	105,564
	Citizens First Corp.	400	2,920
	Citizens Holding Co.	300	5,853
#	Citizens Republic Bancorp, Inc.	205,849	755,466
	Citizens South Banking Corp.	17,129	137,032
* #	Citizens, Inc.	119,860	853,403
	City Holding Co.	49,930	2,087,573

16

#	Clifton Savings Bancorp, Inc.	33,058	364,299
*	CNA Surety Corp.	122,331	1,965,859
	CNB Financial Corp.	5,988	80,119
#	CoBiz Financial, Inc.	55,675	597,393
	Codorus Valley Bancorp, Inc.	767	9,173
#	Cohen & Steers, Inc.	108,900	3,168,990
	Colony Bankcorp, Inc.	9,572	102,995
	Columbia Banking System, Inc.	46,187	646,618
	Comm Bancorp, Inc.	532	22,892
*	Command Security Corp.	1,500	5,310
	Commercial National Financial Corp.	3,500	45,535
	Commonwealth Bankshares, Inc.	3,098	42,597
* #	Community Bancorp	11,448	60,216
	Community Bank System, Inc.	83,994	1,898,264
	Community Bankshares, Inc.	610	12,651
	Community Central Bank Corp.	1,764	5,557
	Community Trust Bancorp, Inc.	43,448	1,457,246
#	Community West Bancshares	6,650	26,600
	Compass Diversified Holdings	63,008	809,023
* #	CompuCredit Corp.	156,660	813,065
*	Conseco, Inc.	48,160	431,995
	Consolidated-Tokoma Land Co.	15,621	644,991
*	Consumer Portfolio Services, Inc.	67,396	144,901
	Cooperative Bankshares, Inc.	5,911	39,604
*	Core-Mark Holding Co., Inc.	20,257	597,581
#	Corus Bankshares, Inc.	99,310	394,261
*	Cowen Group, Inc.	48,399	444,303
*	Cowlitz Bancorporation	1,870	10,977
	Crawford & Co. Class A	31,295	328,910
#	Crawford & Co. Class B	24,520	361,180
#	CVB Financial Corp.	231,168	2,485,056
*	Dearborn Bancorp, Inc.	11,201	51,525
	Delphi Financial Group, Inc. Class A	92,475	2,481,104
#	Delta Financial Corp.	69,400	1,041
	Dime Community Bancshares	104,803	1,720,865
* #	Dollar Financial Corp.	47,253	863,785
	Donegal Group, Inc. Class A	55,859	1,004,345
	Donegal Group, Inc. Class B	5,380	102,166
* #	E*TRADE Financial Corp.	500,838	1,602,682
#	East West Bancorp, Inc.	135	1,683
	Eastern Insurance Holdings, Inc.	10,054	153,223
	Eastern Virginia Bankshares, Inc.	500	8,000
	ECB Bancorp, Inc.	600	14,400
* #	eHealth, Inc.	39,832	591,107
	EMC Insurance Group, Inc.	41,861	1,017,222
	Employers Holdings, Inc.	95,300	1,656,314
*	Encore Bancshares, Inc.	5,200	86,164
*	Encore Capital Group, Inc.	64,200	815,340
	Enterprise Bancorp, Inc.	1,242	14,749
#	Enterprise Financial Services Corp.	33,804	634,163
	Epoch Holding Corp.	7,537	87,354
	ESB Financial Corp.	13,762	146,978
	ESSA Bancorp, Inc.	28,834	385,799
	Evans Bancorp, Inc.	2,311	38,478
	Evercore Partners, Inc. Class A	3,000	39,780

17

*	Exlservice Holdings, Inc.	57,525	627,022
*	EZCORP, Inc. Class A	27,800	433,402
#	F.N.B. Corp.	248,309	2,902,732
#	Farmers Capital Bank Corp.	2,300	68,701
	FBL Financial Group, Inc. Class A	80,070	1,837,606
* #	FCStone Group, Inc.	44,550	931,540
	Federal Agriculture Mortgage Corp. Class A	1,100	22,275
#	Federal Agriculture Mortgage Corp. Class C	26,300	770,590
* #	Federal Trust Corp.	1,293	1,099
	Fidelity Bancorp, Inc.	1,096	12,604
	Fidelity Southern Corp.	8,600	33,970
	Financial Federal Corp.	86,500	2,159,905
#	Financial Institutions, Inc.	18,303	321,584
*	First Acceptance Corp.	140,847	461,978
*	First Advantage Bancorp	1,000	11,200
	First Bancorp	43,331	649,965
#	First Bancorp, Inc.	5,330	96,846
	First Bancshares, Inc.	1,345	22,569
	First Bancshares, Inc.	600	9,300
*	First Bank of Delaware	6,667	12,467
#	First Busey Corp.	73,286	1,037,730
	First Business Financial Services, Inc.	1,200	19,908
*	First Cash Financial Services, Inc.	97,962	1,815,236
	First Citizens BancShares, Inc.	3,907	579,877
#	First Commonwealth Financial Corp.	213,272	2,437,699
	First Community Bancshares, Inc.	32,787	1,046,889
	First Defiance Financial Corp.	15,687	257,110
#	First Federal Bancshares of Arkansas, Inc.	9,239	71,048
	First Federal Bankshares, Inc.	1,703	10,218
	First Federal of Northern Michigan Bancorp, Inc.	4,300	21,070
	First Financial Bancorp	111,748	1,454,959
#	First Financial Bankshares, Inc.	59,306	2,910,145
	First Financial Corp.	36,587	1,517,629
	First Financial Holdings, Inc.	35,284	770,603
	First Financial Service Corp.	5,202	104,716
	First Franklin Corp.	700	5,600
*	First Investors Financial Services Group, Inc.	5,300	25,440
*	First Keystone Financial, Inc.	2,200	21,120
	First M&F Corp.	8,514	90,844
* #	First Mariner Bancorp, Inc.	6,000	14,760
	First Merchants Corp.	52,901	1,020,460
*	First Mercury Financial Corp.	21,328	314,161
#	First Midwest Bancorp, Inc.	97,556	2,183,303
	First Niagara Financial Group, Inc.	320,149	4,789,429
	First PacTrust Bancorp, Inc.	8,200	103,320
	First Place Financial Corp.	49,258	500,461
* #	First Regional Bancorp	36,300	185,856
	First Security Group, Inc.	4,800	37,872
#	First South Bancorp, Inc.	18,346	324,174
	First State Bancorporation	56,176	320,765
	First State Financial Corp.	4,000	23,280
	First United Corp.	7,829	157,206
	Firstbank Corp.	9,682	87,817
*	FirstCity Financial Corp.	35,400	220,896
* #	FirstFed Financial Corp.	11,100	174,270

18

	FirstMerit Corp.	160,987	3,258,377
#	Flagstar Bancorp, Inc.	157,700	698,611
#	Flushing Financial Corp.	61,294	1,065,903
	FNB United Corp.	4,880	36,698
*	Forestar Real Estate Group, Inc.	19,792	399,007
*	Fox Chase Bancorp, Inc.	3,404	41,359
*	FPIC Insurance Group, Inc.	25,446	1,314,540
* #	Franklin Bank Corp.	48,857	27,897
* #	Franklin Credit Management Corp.	3,100	1,240
#	Frontier Financial Corp.	127,465	1,421,235
#	Fulton Financial Corp.	186,810	1,991,395
*	GAINSCO, Inc.	1,100	3,300
#	GAMCO Investors, Inc.	21,800	1,033,320
#	Gateway Financial Holdings, Inc.	34,461	237,436
	German American Bancorp, Inc.	5,600	72,744
#	Glacier Bancorp, Inc.	153,298	3,268,313
*	Golfsmith International Holdings, Inc.	1,000	3,330
	Gouverneur Bancorp, Inc.	995	7,652
#	Great Southern Bancorp, Inc.	40,132	416,169
#	Greene Bancshares, Inc.	29,522	456,115
#	Greenhill & Co., Inc.	53,700	3,549,570
	Grubb & Ellis Co.	133,374	462,808
	GS Financial Corp.	1,313	20,351
*	Guaranty Bancorp	100,441	565,483
	Guaranty Federal Bancshares, Inc.	7,720	110,242
*	Hallmark Financial Services, Inc.	45,083	416,116
#	Hancock Holding Co.	79,429	3,895,992
#	Hanmi Financial Corp.	136,147	695,711
	Harleysville Group, Inc.	90,735	3,290,958
#	Harleysville National Corp.	77,948	1,145,836
#	Harrington West Financial Group, Inc.	2,000	7,100
* #	Harris & Harris Group, Inc.	31,579	231,158
#	Heartland Financial USA, Inc.	28,137	605,790
	Hercules Technology Growth Capital, Inc.	26,722	278,176
	Heritage Commerce Corp.	35,056	421,373
	Heritage Financial Corp.	23,297	328,954
	Heritage Financial Group	200	2,118
	HF Financial Corp.	6,835	104,986
*	HFF, Inc.	17,500	87,150
	Hilb Rogal Hamilton Co.	102,200	4,655,210
*	Hilltop Holdings, Inc.	44,095	459,029
	Hingham Institution for Savings	1,609	47,465
	HMN Financial, Inc.	8,793	125,212
#	Home Bancshares, Inc.	39,281	943,941
	Home Federal Bancorp, Inc.	27,081	297,891
	HopFed Bancorp, Inc.	2,100	25,389
	Horace Mann Educators Corp.	113,138	1,685,756
	Horizon Bancorp	300	6,663
#	Horizon Financial Corp.	36,767	299,651
*	HouseValues, Inc.	14,653	41,321
	IBERIABANK Corp.	33,457	1,814,373
#	Imperial Capital Bancorp, Inc.	12,300	109,962
	Independence Holding Co.	23,216	305,058
	Independent Bank Corp. (MA)	41,423	1,145,760
	Independent Bank Corp. (MI)	62,924	466,267

19

	Indiana Community Bancorp	5,236	78,802
	Infinity Property & Casualty Corp.	53,446	2,485,239
	Integra Bank Corp.	50,038	320,744
*	International Assets Holding Corp.	9,827	279,087
	International Bancshares Corp.	137,223	3,545,842
	Intervest Bancshares Corp.	22,100	175,916
*	Investment Technology Group, Inc.	112,000	3,584,000
*	Investors Bancorp, Inc.	216,142	3,162,157
	Investors Capital Holdings, Ltd.	100	479
	Investors Title Co.	3,853	169,339
#	Irwin Financial Corp.	86,700	338,997
*	Jesup & Lamont, Inc.	1,972	2,130
	Jones Lang LaSalle, Inc.	28,700	1,429,260
* #	KBW, Inc.	53,000	1,565,620
	Kearny Financial Corp.	126,855	1,762,016
*	Kennedy-Wilson, Inc.	8,400	365,400
	Kentucky First Federal Bancorp	4,050	38,475
#	K-Fed Bancorp	24,392	247,335
*	Knight Capital Group, Inc.	270,123	4,656,921
*	LaBranche & Co., Inc.	98,800	635,284
	Lakeland Bancorp, Inc.	48,489	572,170
	Lakeland Financial Corp.	34,176	696,165
#	LandAmerica Financial Group, Inc.	51,800	887,852
	Landmark Bancorp, Inc.	2,940	63,210
	Legacy Bancorp, Inc.	15,822	218,185
#	Life Partners Holdings, Inc.	26,353	763,183
	Lincoln Bancorp	1,800	17,856
*	Liquidity Services, Inc.	55,873	612,368
	LNB Bancorp, Inc.	2,359	20,264
* #	Loopnet, Inc.	63,547	677,411
	LSB Corp.	6,062	89,414
#	Macatawa Bank Corp.	46,415	375,497
#	MainSource Financial Group, Inc.	46,730	846,280
*	MarketAxess Holdings, Inc.	87,025	874,601
* #	Marlin Business Services, Inc.	36,233	276,820
	MASSBANK Corp.	7,100	282,651
	Mayflower Bancorp, Inc.	700	6,895
*	Mays (J.W.), Inc.	200	3,368
	MB Financial, Inc.	102,093	2,841,248
#	MBT Financial Corp.	46,125	209,869
	MCG Capital Corp.	173,134	602,506
	Meadowbrook Insurance Group, Inc.	135,422	907,327
	Medallion Financial Corp.	54,066	561,205
#	Mercantile Bancorp, Inc.	1,227	20,828
	Mercantile Bank Corp.	18,345	157,950
	Mercer Insurance Group, Inc.	17,900	297,140
	Merchants Bancshares, Inc.	21,481	494,063
* #	Meridian Interstate Bancorp, Inc.	3,400	32,776
	Meta Financial Group, Inc.	6,002	111,637
	MetroCorp Bancshares, Inc.	16,401	209,277
	MicroFinancial, Inc.	23,300	100,656
	Mid Penn Bancorp, Inc.	1,110	27,805
	MidSouth Bancorp, Inc.	3,028	53,747
#	Midwest Banc Holdings, Inc.	67,520	376,086
	MidWestOne Financial Group, Inc.	281	3,937

20

	Monroe Bancorp	2,000	23,420
*	Move, Inc.	451,820	1,219,914
	MSB Financial Corp.	500	5,385
	MutualFirst Financial, Inc.	8,104	85,659
#	Nara Bancorp, Inc.	73,911	809,325
#	National Interstate Corp.	36,402	707,291
#	National Penn Bancshares, Inc.	230,697	3,294,353
	National Western Life Insurance Co. Class A	1,700	407,048
*	Navidec Financial, Inc.	644	1,063
*	Navigators Group, Inc.	47,784	2,503,882
	NBT Bancorp, Inc.	94,799	2,378,507
	Nelnet, Inc. Class A	59,271	931,740
*	New Century Bancorp, Inc.	2,400	22,248
	New England Bancshares, Inc.	1,999	20,700
	New Hampshire Thrift Bancshares, Inc.	3,200	31,040
	New Westfield Financial, Inc.	51,670	528,067
	NewAlliance Bancshares, Inc.	264,728	3,629,421
	NewBridge Bancorp	16,983	101,728
*	Newport Bancorp, Inc.	1,400	16,905
*	Newstar Financial, Inc.	13,253	116,626
*	Newtek Business Services, Inc.	86,988	59,152
* #	NexCen Brands, Inc.	151,003	55,916
*	Nexity Financial Corp.	500	1,045
	North Central Bancshares, Inc.	1,700	33,150
	North Valley Bancorp	2,455	16,817
	Northeast Bancorp	900	10,035
	Northeast Community Bancorp, Inc.	4,800	48,480
	Northrim Bancorp, Inc.	15,945	264,209
	Northway Financial, Inc.	5,000	65,500
	Northwest Bancorp, Inc.	142,905	3,964,185
	Norwood Financial Corp.	200	6,150
#	NYMAGIC, Inc.	25,056	543,214
	Ocean Shore Holding Co.	402	4,032
	OceanFirst Financial Corp.	34,880	629,584
* #	Ocwen Financial Corp.	174,718	1,217,784
	Ohio Valley Banc Corp.	3,027	68,107
#	Old National Bancorp	192,700	3,358,761
#	Old Second Bancorp, Inc.	30,673	519,294
	optionsXpress Holding, Inc.	134,092	3,093,502
* #	Oritani Financial Corp.	68,889	1,161,469
#	PAB Bankshares, Inc.	6,964	51,951
#	Pacific Capital Bancorp	131,069	1,928,025
#	Pacific Continental Corp.	24,959	307,245
	Pacific Mercantile Bancorp	26,820	182,376
*	Pacific Premier Bancorp, Inc.	5,105	26,903
*	Pacific State Bancorp	4,100	28,392
	PacWest Bancorp	85,097	1,930,000
	Pamrapo Bancorp, Inc.	10,711	147,383
	Park Bancorp, Inc.	1,650	19,717
#	Park National Corp.	26,007	1,594,229
	Parkvale Financial Corp.	7,104	156,785
	Patriot Capital Funding, Inc.	194	1,439
	Patriot National Bancorp	1,700	23,375
	PAULA Financial	5,900	11,888
#	Peapack-Gladstone Financial Corp.	18,850	552,870

21

* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	146,944
	Penns Woods Bancorp, Inc.	6,423	189,800
*	Pennsylvania Commerce Bancorp, Inc.	20,318	568,091
*	Penson Worldwide, Inc.	47,577	801,672
	Peoples Bancorp of North Carolina	3,281	36,583
	Peoples Bancorp, Inc. (709788202)	555	7,146
	Peoples Bancorp, Inc. (709789101)	29,318	602,192
#	PFF Bancorp, Inc.	36,700	44,774
*	Pico Holdings, Inc.	64,310	3,063,728
	Pinnacle Bancshares, Inc.	35	307
* #	Pinnacle Financial Partners, Inc.	41,935	1,061,794
*	Piper Jaffray Companies, Inc.	43,900	1,668,639
*	PMA Capital Corp. Class A	91,908	872,207
#	PMI Group, Inc.	39,800	142,882
	Porter Bancorp, Inc.	3,500	65,135
* #	Portfolio Recovery Associates, Inc.	45,305	1,927,275
#	Preferred Bank	16,485	161,058
	Premier Financial Bancorp, Inc.	5,800	55,100
	Presidential Life Corp.	64,887	1,167,966
	Princeton National Bancorp, Inc.	3,501	95,402
#	PrivateBancorp, Inc.	63,220	1,937,061
*	ProAssurance Corp.	95,850	5,166,315
	Prosperity Bancshares, Inc.	121,211	3,875,116
	Providence Community Bancshares, Inc.	400	5,284
#	Provident Bankshares Corp.	89,493	692,676
	Provident Financial Holdings, Inc.	19,558	123,998
	Provident Financial Services, Inc.	184,653	2,815,958
	Provident New York Bancorp	121,047	1,675,290
#	Pulaski Financial Corp.	29,961	290,622
	QC Holdings, Inc.	36,280	229,652
	Rainier Pacific Financial Group, Inc.	20,266	148,752
	Renasant Corp.	40,760	770,772
	Republic Bancorp, Inc. Class A	61,097	1,810,304
*	Republic First Bancorp, Inc.	12,871	115,710
#	Resource America, Inc.	51,153	631,740
*	Rewards Network, Inc.	85,870	433,643
	Riverview Bancorp, Inc.	33,183	216,021
	RLI Corp.	67,800	3,790,698
#	Rockville Financial, Inc.	35,227	509,735
#	Roma Financial Corp.	29,094	441,938
	Rome Bancorp, Inc.	17,600	190,080
	Royal Bancshares of Pennsylvania, Inc. Class A	6,712	32,016
	Rurban Financial Corp.	790	7,884
#	S&T Bancorp, Inc.	74,471	2,499,247
#	S.Y. Bancorp, Inc.	39,829	1,124,771
	Safety Insurance Group, Inc.	32,989	1,418,527
	Salisbury Bancorp, Inc.	152	4,484
	Sanders Morris Harris Group, Inc.	50,839	533,809
#	Sandy Spring Bancorp, Inc.	43,650	781,335
#	SCBT Financial Corp.	19,313	653,359
*	Seabright Insurance Holdings	48,700	591,218
#	Seacoast Banking Corp. of Florida	51,753	454,391
#	Security Bank Corp.	41,383	156,842
	Selective Insurance Group, Inc.	170,995	4,127,819

22

#	Shore Bancshares, Inc.	2,600	59,566
	Siebert Financial Corp.	21,700	68,030
#	Sierra Bancorp	27,607	436,191
*	Signature Bank	59,677	1,764,649
	Simmons First National Corp. Class A	40,238	1,143,564
#	Smithtown Bancorp, Inc.	30,866	586,763
#	South Financial Group, Inc.	137,000	931,600
#	South Street Financial Corp.	400	2,250
*	Southcoast Financial Corp.	8,156	93,998
	Southern Banc Co., Inc.	200	2,160
	Southern Community Financial Corp.	18,584	90,504
*	Southern Connecticut Bancorp, Inc.	2,000	13,700
*	Southern First Bancshares, Inc.	6,125	69,029
	Southside Bancshares, Inc.	26,236	570,633
	Southwest Bancorp, Inc.	42,876	722,032
	Southwest Georgia Financial Corp.	653	11,134
*	Specialty Underwriters’ Alliance, Inc.	2,986	15,677
	State Auto Financial Corp.	114,012	3,519,550
#	State Bancorp, Inc.	34,660	514,701
#	StellarOne Corp.	31,217	524,133
	Sterling Bancorp	52,743	822,263
	Sterling Bancshares, Inc.	199,782	1,965,855
#	Sterling Financial Corp.	137,207	1,398,139
	Stewart Information Services Corp.	46,300	866,273
*	Stifel Financial Corp.	62,250	2,544,158
*	Stratus Properties, Inc.	20,345	590,615
	Suffolk Bancorp	29,032	1,031,507
*	Sun American Bancorp	2,560	5,171
*	Sun Bancorp, Inc.	64,225	757,855
* #	Superior Bancorp	24,557	165,023
#	Susquehanna Bancshares, Inc.	170,328	2,721,841
*	Susser Holdings Corp.	4,100	76,711
	Sussex Bancorp	600	4,620
* #	SVB Financial Group	93,186	5,223,075
	SWS Group, Inc.	77,707	1,568,127
	Taylor Capital Group, Inc.	32,243	349,192
#	TCF Financial Corp.	101,200	1,593,900
#	Team Financial, Inc.	2,751	10,894
	Teche Holding Co.	2,022	67,232
* #	Tejon Ranch Co.	46,700	1,597,607
#	Temecula Valley Bancorp, Inc.	27,541	142,112
*	Texas Capital Bancshares, Inc.	59,712	932,104
	TF Financial Corp.	4,100	88,396
*	The Bancorp, Inc.	41,146	189,272
*	The Intergroup Corp.	1,960	32,742
	The Phoenix Companies, Inc.	256,500	3,054,915
	The Savannah Bancorp, Inc.	2,325	33,829
#	The Wilber Corp.	4,666	39,194
	Thomas Properties Group, Inc.	44,362	427,206
*	Thomas Weisel Partners Group, Inc.	42,001	257,046
#	TIB Financial Corp.	9,499	66,493
*	Tidelands Bancshares, Inc.	3,700	28,046
#	TierOne Corp.	55,312	312,513
	Timberland Bancorp, Inc.	25,454	199,559
	Tompkins Financial Corp.	19,256	871,912

23

	Tower Financial Corp.	2,600	25,272
#	Tower Group, Inc.	46,756	979,538
#	TowneBank	3,550	69,332
*	Tradestation Group, Inc.	117,687	1,181,577
* #	Trenwick Group, Ltd.	11,975	4
* #	Triad Guaranty, Inc.	29,202	44,679
	Trico Bancshares	43,500	715,140
#	TrustCo Bank Corp. (NY)	199,202	1,948,196
#	Trustmark Corp.	108,153	2,075,456
#	UCBH Holdings, Inc.	203,969	1,193,219
	UMB Financial Corp.	127,501	6,633,877
#	Umpqua Holdings Corp.	160,026	2,233,963
*	Unico American Corp.	12,100	101,035
#	Union Bankshares Corp.	37,052	841,451
	Union Bankshares, Inc.	1,008	20,130
*	United America Indemnity, Ltd.	19,106	290,793
	United Bancshares, Inc.	300	3,414
#	United Bankshares, Inc.	109,801	2,827,376
*	United Capital Corp.	11,750	291,165
#	United Community Banks, Inc.	123,312	1,450,149
	United Community Financial Corp.	80,179	289,446
	United Financial Bancorp, Inc.	29,146	372,777
	United Fire & Casualty Co.	76,486	2,274,694
*	United PanAm Financial Corp.	52,952	196,452
#	United Security Bancshares (CA)	23,223	336,037
	United Western Bancorp, Inc.	14,231	154,691
	Unity Bancorp, Inc.	8,914	51,077
*	Universal American Corp.	150,488	1,981,927
	Universal Insurance Holdings, Inc.	74,080	276,318
	Univest Corporation of Pennsylvania	36,652	1,058,876
	Valley National Bancorp	1,852	37,059
	ViewPoint Financial Group	47,768	782,918
#	Vineyard National Bancorp Co.	35,043	23,479
*	Virginia Commerce Bancorp, Inc.	76,351	403,133
	VIST Financial Corp.	3,437	46,400
*	Waccamaw Bankshares, Inc.	1,300	8,450
	Wainwright Bank & Trust Co.	605	5,391
	Washington Banking Co.	23,182	213,274
#	Washington Federal, Inc.	149,312	2,572,646
	Washington Trust Bancorp, Inc.	38,297	940,957
* #	Waterstone Financial, Inc.	48,258	474,376
	Wayne Savings Bancshares, Inc.	1,800	17,406
	Webster Financial Corp.	116,123	2,475,742
	Wesbanco, Inc.	73,148	1,812,607
#	West Bancorporation	57,458	696,966
	West Coast Bancorp	45,395	498,437
#	Westamerica Bancorporation	85,557	4,380,518
* #	Western Alliance Bancorp	90,897	1,181,661
	Westwood Holdings Group, Inc.	23,797	1,144,636
*	White River Capital, Inc.	400	6,300
#	Whitney Holding Corp.	123,033	2,663,664
	Willow Financial Bancorp, Inc.	43,686	433,365
#	Wilmington Trust Corp.	62,731	1,472,297
	Wilshire Bancorp, Inc.	79,650	1,080,851
*	Wilshire Enterprises, Inc.	7,207	26,522

24

	Wintrust Financial Corp.	68,119	1,583,767
*	World Acceptance Corp.	54,709	2,134,745
* #	WSB Financial Group, Inc.	600	702
	WSB Holdings, Inc.	3,500	17,150
	WVS Financial Corp.	482	7,688
	Yadkin Valley Financial Corp.	7,563	123,655
	Zenith National Insurance Corp.	90,604	3,460,167
* #	ZipRealty, Inc.	47,934	217,141
Total Financials			398,789,139

Health Care — (11.6%)
*	A.D.A.M., Inc.	9,300	60,357
* #	Abaxis, Inc.	71,370	1,419,549
* #	Abiomed, Inc.	81,680	1,471,874
* #	Acadia Pharmaceuticals, Inc.	112,904	287,905
*	Accelr8 Technology Corp.	2,280	8,858
*	Accelrys, Inc.	91,198	467,846
* #	Accentia Biopharmaceuticals, Inc.	60,209	47,565
* #	Access Pharmaceuticals, Inc.	5,300	16,430
*	Achillion Pharmaceuticals, Inc.	727	1,905
*	Acorda Therapeutics, Inc.	65,354	1,839,715
* #	Acusphere, Inc.	66,431	28,632
*	Adolor Corp.	128,100	417,606
* #	Advanced Life Sciences Holdings, Inc.	91,900	102,928
* #	Advanced Medical Optics, Inc.	121,625	2,630,749
*	ADVENTRX Pharmaceuticals, Inc.	161,900	45,348
*	Affymax, Inc.	11,425	214,105
* #	Affymetrix, Inc.	230,299	1,975,965
*	Air Methods Corp.	38,330	1,106,587
* #	Akorn, Inc.	241,310	1,170,354
*	Albany Molecular Research, Inc.	100,956	1,759,663
* #	Alexza Pharmaceuticals, Inc.	63,794	338,746
* #	Align Technology, Inc.	188,140	2,453,346
*	Alkermes, Inc.	288,901	3,862,606
*	Alliance Imaging, Inc.	150,000	1,741,500
*	Allied Healthcare International, Inc.	140,851	319,732
*	Allied Healthcare Products, Inc.	11,045	69,860
*	Allion Healthcare, Inc.	39,821	275,163
*	Allos Therapeutics, Inc.	210,838	1,967,119
* #	Allscripts Healthcare Solutions, Inc.	165,624	2,375,048
*	Almost Family, Inc.	13,308	601,655
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,406,933
#	Alpharma, Inc. Class A	123,388	4,404,952
*	Alteon, Inc.	1,136	1,818
*	Altus Pharmaceuticals, Inc.	19,900	31,641
* #	Amag Pharmaceuticals, Inc.	43,424	1,680,075
* #	Amedisys, Inc.	80,834	4,301,985
*	America Services Group, Inc.	29,845	323,520
*	American Caresource Holding, Inc.	14,308	115,466
*	American Claims Evaluation, Inc.	1,000	1,140
*	American Dental Partners, Inc.	37,992	474,900
* #	American Medical Systems Holdings, Inc.	205,460	3,657,188
*	American Shared Hospital Services	9,244	25,883
*	AMERIGROUP Corp.	164,300	4,252,084
*	AMICAS, Inc.	126,264	369,954

25

*	AMN Healthcare Services, Inc.	99,100	1,882,900
*	Amsurg Corp.	90,113	2,442,963
*	Anadys Pharmaceuticals, Inc.	19,854	52,415
	Analogic Corp.	40,065	2,712,401
*	Anesiva, Inc.	64,845	142,011
*	Angeion Corp.	215	1,107
*	AngioDynamics, Inc.	55,557	912,802
*	Anika Therapeutics, Inc.	33,386	284,783
* #	Antigenics, Inc.	139,379	242,519
*	AP Pharma, Inc.	10,290	15,126
*	APP Pharmaceuticals, Inc.	59,627	1,411,371
*	Apria Healthcare Group, Inc.	128,200	2,535,796
*	Aradigm Corp.	13,657	8,877
*	Arcadia Resources, Inc.	123,472	33,337
* #	Ardea Biosciences, Inc.	19,200	255,744
* #	Arena Pharmaceuticals, Inc.	174,716	1,060,526
* #	Ariad Pharmaceuticals, Inc.	213,568	664,196
*	Arqule, Inc.	107,399	378,044
* #	Array BioPharma, Inc.	132,903	1,085,818
*	Arrhythmia Research Technology, Inc.	8,700	44,849
* #	Arthrocare Corp.	78,910	2,023,252
* #	Aspect Medical Systems, Inc.	67,623	353,668
*	Assisted Living Concepts, Inc.	102,822	727,980
* #	AtheroGenics, Inc.	113,700	73,905
*	AtriCure, Inc.	28,499	292,115
#	Atrion Corp.	6,330	729,722
*	ATS Medical, Inc.	119,797	354,599
* #	Auxilium Pharmaceuticals, Inc.	89,101	3,502,560
*	Avalon Pharmaceuticals, Inc.	35,161	19,342
* #	AVANIR Pharmaceuticals Class A	91,935	80,995
* #	AVANT Immunotherapeutics, Inc.	29,345	405,841
* #	AVI BioPharma, Inc.	155,300	173,936
*	Avigen, Inc.	97,151	396,376
*	Bioanalytical Systems, Inc.	5,617	27,299
* #	BioCryst Pharmaceuticals, Inc.	102,436	345,209
*	Bio-Imaging Technologies, Inc.	52,220	413,060
* #	BioLase Technology, Inc.	74,688	191,201
*	BioMimetic Therapeutics, Inc.	36,687	422,634
*	Bio-Reference Laboratories, Inc.	39,186	1,110,139
*	BioSante Pharmaceuticals, Inc.	75,556	390,625
*	BioScrip, Inc.	121,967	490,307
*	BioSphere Medical, Inc.	57,953	242,823
* #	Bovie Medical Corp.	54,492	397,792
#	Brookdale Senior Living, Inc.	29,100	641,655
*	Bruker BioSciences Corp.	322,519	4,979,693
* #	BSD Medical Corp.	69,146	549,711
* #	Cadence Pharmaceuticals, Inc.	55,244	547,468
* #	Caliper Life Sciences, Inc.	153,974	460,382
	Cambrex Corp.	84,680	549,573
*	Candela Corp.	76,010	232,591
*	Cantel Medical Corp.	46,460	445,551
*	Capital Senior Living Corp.	86,010	676,899
*	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,281,431
*	Cardiac Science Corp.	63,623	652,136
*	Cardica, Inc.	30,842	251,054

26

*	CardioDynamics International Corp.	12,700	17,399
*	Cardiotech International, Inc.	55,063	26,986
* #	Cardium Therapeutics, Inc.	2,100	4,305
*	CAS Medical Systems, Inc.	106	353
*	Celera Corp.	510,795	7,151,130
* #	Cell Genesys, Inc.	214,620	210,328
* #	Cell Therapeutics, Inc.	39,625	9,153
*	Centene Corp.	129,100	2,915,078
* #	Cepheid, Inc.	178,706	3,323,932
*	Cerus Corp.	86,832	387,271
*	Chad Therapeutics, Inc.	9,065	1,858
	Chemed Corp.	76,165	3,331,457
*	Clarient, Inc.	19,000	40,850
* #	Cleveland Biolabs, Inc.	8,704	43,346
* #	Clinical Data, Inc.	48,239	797,391
* #	Columbia Laboratories, Inc.	140,151	511,551
* #	Combimatrix Corp.	10,313	148,095
* #	Combinatorx, Inc.	89,773	283,683
	Computer Programs & Systems, Inc.	30,201	819,353
* #	Conceptus, Inc.	84,064	1,420,682
*	Conmed Corp.	77,642	2,481,438
*	Continucare Corp.	6,598	16,759
#	Cooper Companies, Inc.	81,450	2,999,804
*	Corcept Therapeutics, Inc.	63,406	117,935
*	Cortex Pharmaceuticals, Inc.	83,000	76,360
*	Corvel Corp.	41,673	1,213,101
*	CPEX Pharmaceuticals, Inc.	6,125	101,124
* #	Critical Therapeutics, Inc.	92,403	24,025
*	Cross Country Healthcare, Inc.	88,958	1,393,972
*	CryoLife, Inc.	74,900	1,181,922
*	Cubist Pharmaceuticals, Inc.	157,497	3,469,659
*	CuraGen Corp.	172,103	165,219
*	Curis, Inc.	120,759	210,121
*	Cutera, Inc.	43,085	481,259
* #	CV Therapeutics, Inc.	160,805	1,847,649
* #	Cyberonics, Inc.	74,636	1,600,942
*	Cyclacel Pharmaceuticals, Inc.	69,644	117,002
*	Cynosure, Inc. Class A	17,800	441,084
* #	Cypress Bioscience, Inc.	104,863	719,360
*	Cytokinetics, Inc.	75,528	392,746
*	Cytomedix, Inc.	36,200	27,874
* #	Cytori Therapeutics, Inc.	55,237	352,964
* #	CytRx Corp.	1,700	1,020
	Datascope Corp.	44,121	2,206,050
	Daxor Corp.	8,978	165,195
*	Del Global Technologies Corp.	21,254	31,881
* #	Dendreon Corp.	247,479	1,455,177
* #	DepoMed, Inc.	149,214	652,065
* #	Dexcom, Inc.	81,264	559,096
*	Dialysis Corporation of America	17,204	135,395
*	Digirad Corp.	28,926	45,703
*	Dionex Corp.	56,015	3,651,618
* #	Discovery Laboratories, Inc.	248,926	497,852
* #	Durect Corp.	204,316	1,082,875
*	DUSA Pharmaceuticals, Inc.	62,661	104,017

27

*	Dyadic International, Inc.	21,100	2,427
*	Dyax Corp.	179,149	859,915
* #	Dynacq Healthcare, Inc.	21,151	102,582
* #	Dynavax Technologies Corp.	117,492	192,687
*	Eclipsys Corp.	97,890	2,183,926
*	Elite Pharmaceuticals, Inc.	64,000	14,720
*	Emageon, Inc.	38,606	93,040
* #	Emergency Medical Services Corp. Class A	18,690	622,003
*	Emergent Biosolutions, Inc.	45,500	630,630
* #	Emeritus Corp.	75,951	1,687,631
*	Emisphere Technologies, Inc.	84,542	308,578
*	Encision, Inc.	2,013	3,422
* #	Endocare, Inc.	8,166	20,007
*	Endologix, Inc.	133,985	364,439
* #	Entremed, Inc.	175,076	82,286
*	Enzo Biochem, Inc.	107,004	1,385,702
* #	Enzon Pharmaceuticals, Inc.	129,700	1,173,785
* #	Epicept Corp.	11,901	7,498
* #	EPIX Pharmaceuticals, Inc.	97,783	173,076
*	eResearch Technology, Inc.	167,069	2,253,761
*	Escalon Medical Corp.	3,000	8,310
*	etrials Worldwide, Inc.	41,371	62,057
* #	ev3, Inc.	219,432	2,679,265
*	Evotec AG Sponsored ADR	47,616	192,845
*	Exact Sciences Corp.	86,068	92,093
*	Exactech, Inc.	29,897	773,435
* #	Exelixis, Inc.	281,150	1,599,744
* #	Farville, Inc.	10,420	552
*	Five Star Quality Care, Inc.	97,800	393,156
*	Genaera Corp.	3,716	4,199
* #	Genitope Corp.	106,550	5,328
*	Genomic Health, Inc.	57,056	1,275,202
* #	Genta, Inc.	43,765	14,880
*	Gentiva Health Services, Inc.	79,163	2,203,106
* #	GenVec, Inc.	242,589	332,347
* #	Geron Corp.	208,109	955,220
*	Greatbatch, Inc.	63,988	1,562,587
* #	GTC Biotherapeutics, Inc.	47,267	22,925
* #	GTx, Inc.	82,441	1,460,030
*	Haemonetics Corp.	78,447	4,920,196
* #	Halozyme Therapeutics, Inc.	146,348	1,141,514
* #	Hana Biosciences, Inc.	6,554	3,474
*	Hanger Orthopedic Group, Inc.	53,352	903,249
*	Harvard Bioscience, Inc.	101,036	462,745
*	Health Grades, Inc.	69,856	232,620
*	Health Management Associates, Inc.	578,450	3,360,795
*	HealthAxis, Inc.	750	345
*	HealthExtras, Inc.	119,940	3,910,044
* #	HEALTHSOUTH Corp.	175,755	3,161,832
*	Healthspring, Inc.	177,570	3,526,540
*	HealthStream, Inc.	70,972	203,690
*	HealthTronics, Inc.	100,136	422,574
*	Healthways, Inc.	82,200	1,565,910
* #	Hemispherx Biopharma, Inc.	173,100	112,515
#	Hill-Rom Holdings, Inc.	81,033	2,426,128

28

* #	Hi-Tech Pharmacal Co., Inc.	34,325	321,625
*	HMS Holdings Corp.	68,234	1,691,521
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	127,769
*	Home Diagnostics, Inc.	22,009	227,353
	Hooper Holmes, Inc.	221,494	338,886
*	Human Genome Sciences, Inc.	361,508	2,678,774
* #	Hythiam, Inc.	71,290	153,986
*	IBioPharma, Inc.	40,600	64,960
*	Icagen, Inc.	5,800	8,236
*	ICU Medical, Inc.	41,450	1,258,837
*	Idenix Pharmaceuticals, Inc.	110,835	901,089
* #	Idera Pharmaceuticals, Inc.	62,058	907,288
* #	IDM Pharma, Inc.	43,569	157,720
*	I-Flow Corp.	68,500	671,985
*	Immtech International, Inc.	42,717	28,620
*	Immucor, Inc.	119,529	3,850,029
*	Immunicon Corp.	82,243	4,935
* #	ImmunoGen, Inc.	125,253	673,861
* #	Immunomedics, Inc.	188,800	407,808
*	IMPATH Bankruptcy Liquidating Trust	21,200	5,512
* # ●	Impax Laboratories, Inc.	123,844	990,876
*	Implant Sciences Corp.	37,100	37,842
*	Incyte Corp.	241,715	2,472,744
* #	Indevus Pharmaceuticals, Inc.	204,990	450,978
*	Infinity Pharmaceuticals, Inc.	63,284	466,403
*	Inhibitex, Inc.	30,600	18,666
*	Inovio Biomedical Corp.	120,190	115,382
*	Insite Vision, Inc.	9,715	5,246
* #	Insmed, Inc.	35,318	16,953
* #	Inspire Pharmaceuticals, Inc.	137,320	617,940
* #	Integra LifeSciences Holdings	79,758	3,867,465
*	IntegraMed America, Inc.	25,260	206,374
*	Interleukin Genetics, Inc.	42,433	42,433
* #	InterMune, Inc.	98,500	1,868,545
* #	Interpharm Holdings, Inc.	59,000	767
* #	Introgen Therapeutics, Inc.	123,093	114,476
	Invacare Corp.	104,500	2,657,435
*	Inventiv Health, Inc.	83,677	1,846,751
*	Iridex Corp.	24,249	96,996
* #	IRIS International, Inc.	55,624	1,030,156
* #	Isis Pharmaceuticals, Inc.	251,513	4,446,750
* #	Isolagen, Inc.	114,700	153,698
*	IsoRay, Inc.	4,000	3,600
*	Ista Pharmaceuticals, Inc.	91,545	164,781
*	IVAX Diagnostics, Inc.	15,500	9,300
*	Javelin Pharmaceuticals, Inc.	119,300	332,847
* #	Kendle International, Inc.	42,903	2,121,553
*	Kensey Nash Corp.	33,602	1,210,008
*	Keryx Biopharmaceuticals, Inc.	123,650	65,535
	Kewaunee Scientific Corp.	6,665	93,110
*	Kindred Healthcare, Inc.	130,878	4,048,057
*	K-V Pharmaceutical Co. Class A	105,848	2,386,872
*	K-V Pharmaceutical Co. Class B	23,286	526,264
* #	La Jolla Pharmaceutical Co.	113,751	201,339
	Landauer, Inc.	26,200	1,709,812

29

*	Langer, Inc.	8,100	8,100
*	Lannet Co., Inc.	76,065	262,424
#	LCA-Vision, Inc.	59,928	337,994
*	Lexicon Pharmaceuticals, Inc.	267,710	497,941
* #	LHC Group, Inc.	43,643	1,271,321
*	LifePoint Hospitals, Inc.	88,300	2,979,242
* #	Ligand Pharmaceuticals, Inc. Class B	203,300	687,154
*	Lipid Sciences, Inc.	62,830	21,991
* #	Luminex Corp.	86,443	2,203,432
*	Magellan Health Services, Inc.	92,701	4,038,056
*	Magyar Bancorp, Inc.	1,800	16,650
* #	Mannkind Corp.	139,493	453,352
* #	Martek Biosciences Corp.	98,720	3,298,235
*	Matrixx Initiatives, Inc.	28,775	509,893
*	Maxygen, Inc.	111,352	548,965
* #	MDRNA, Inc.	68,033	51,705
*	Medarex, Inc.	344,765	2,544,366
*	MedCath Corp.	60,549	1,287,877
*	Medical Action Industries, Inc.	46,340	610,298
*	Medical Staffing Network Holdings, Inc.	74,400	200,136
*	MediciNova, Inc.	1,300	5,005
#	Medicis Pharmaceutical Corp. Class A	132,800	2,750,288
* #	Medivation, Inc.	55,414	1,373,713
*	MEDTOX Scientific, Inc.	23,945	418,559
*	Memory Pharmaceuticals Corp.	151,207	49,913
*	Memry Corp.	83,300	208,250
#	Mentor Corp.	68,470	1,689,840
	Merge Healthcare, Inc.	64,793	81,639
	Meridian Bioscience, Inc.	113,134	3,215,268
*	Merit Medical Systems, Inc.	77,876	1,507,679
*	Metabasis Therapeutics, Inc.	97,817	146,726
*	Metropolitan Health Networks, Inc.	142,700	316,794
* #	Micromet, Inc.	68,731	428,194
*	Micrus Endovascular Corp.	33,198	418,295
* #	MiddleBrook Pharmaceuticals, Inc.	131,301	273,106
* #	Milestone Scientific, Inc.	17,200	12,040
* #	Minrad International, Inc.	160,286	269,280
* #	Molecular Insight Pharmaceuticals, Inc.	9,854	84,153
* #	Molina Healthcare, Inc.	75,700	2,382,279
* #	Momenta Pharmaceuticals, Inc.	69,947	1,003,040
*	Monogram Biosciences, Inc.	285,665	237,102
*	MTS Medication Technologies	19,492	108,668
* #	MWI Veterinary Supply, Inc.	28,360	1,117,100
* #	Nabi Biopharmaceuticals	185,850	1,070,496
* #	Nanogen, Inc.	94,714	31,256
*	National Dentex Corp.	5,917	55,975
	National Healthcare Corp.	34,108	1,704,377
#	National Research Corp.	23,274	744,768
* #	Natus Medical, Inc.	62,300	1,532,580
* #	Nektar Therapeutics	220,283	874,524
*	Neogen Corp.	40,256	1,049,474
*	Neopharm, Inc.	83,817	33,527
*	Neose Technologies, Inc.	137,143	48,000
*	Nephros, Inc.	1,209	556
*	Neurobiological Technologies, Inc.	385	462

30

*	Neurocrine Biosciences, Inc.	135,000	697,950
* #	Neurogen Corp.	128,649	38,595
* #	Neurometric, Inc.	31,830	35,968
* #	Nighthawk Radiology Holdings, Inc.	66,509	567,322
* #	NitroMed, Inc.	119,157	95,326
*	NMT Medical, Inc.	40,499	157,946
*	North American Scientific, Inc.	6,894	3,033
* #	Northfield Laboratories, Inc.	80,185	39,291
*	Northstar Neuroscience, Inc.	53,275	91,100
*	Novacea, Inc.	33,400	78,490
* #	NovaMed, Inc.	68,461	306,705
*	Novavax, Inc.	195,471	539,500
* #	Noven Pharmaceuticals, Inc.	72,228	892,016
*	NOVT Corp.	6,450	8,708
*	NPS Pharmaceuticals, Inc.	134,020	1,085,562
*	Nutraceutical International Corp.	32,881	403,779
* #	Nutrition 21, Inc.	500	220
* #	NuVasive, Inc.	101,952	4,859,032
* #	Nuvelo, Inc.	153,281	75,874
* #	NxStage Medical, Inc.	89,205	338,979
*	Odyssey Healthcare, Inc.	100,900	982,766
*	Omnicell, Inc.	83,173	1,276,706
* #	Omrix Biopharmaceuticals, Inc.	40,400	929,200
* #	OncoGenex Pharmaceutical, Inc.	252	1,469
* #	Onyx Pharmaceuticals, Inc.	29,153	1,191,483
*	Opexa Therapeutics, Inc.	1,600	3,312
* #	Optimer Pharmaceuticals, Inc.	51,708	411,596
*	OraSure Technologies, Inc.	128,350	640,467
*	Orchid Cellmark, Inc.	88,489	289,359
* #	Ore Pharmaceuticals, Inc.	16,675	20,677
*	Orthologic Corp.	103,463	86,909
* #	Oscient Pharmaceuticals Corp.	33,498	38,188
* #	Osiris Therapeutics, Inc.	50,981	783,068
*	Osteotech, Inc.	52,239	273,210
	Owens & Minor, Inc.	124,900	5,760,388
*	Oxigene, Inc.	93,567	121,637
* #	Pain Therapeutics, Inc.	122,622	1,146,516
* #	PainCare Holdings, Inc.	122,196	2,566
*	Palatin Technologies, Inc.	129,518	18,133
*	Palomar Medical Technologies, Inc.	54,994	795,763
*	Panacos Pharmaceuticals, Inc.	139,664	71,229
*	Par Pharmaceutical Companies, Inc.	101,300	1,442,512
*	Parexel International Corp.	163,924	5,207,865
*	PDI, Inc.	43,259	322,280
#	PDL BioPharma, Inc.	222,867	2,690,005
* #	Penwest Pharmaceuticals Co.	69,500	256,455
*	Pharmacopia, Inc.	32,550	68,355
*	Pharmanet Development Group, Inc.	52,518	1,370,720
* #	PharMerica Corp.	50,210	1,188,471
*	Phase Forward, Inc.	81,182	1,568,436
*	PHC, Inc.	26,048	64,599
*	PhotoMedex, Inc.	53,717	27,396
*	Pipex Pharmaceuticals, Inc.	9,851	6,403
* #	Poniard Pharmaceuticals, Inc.	2,913	13,982
* #	Pozen, Inc.	83,667	963,844

31

*	Progenics Pharmaceuticals, Inc.	73,000	1,003,020
*	Prospect Medical Holdings, Inc.	18,500	41,625
*	Providence Service Corp.	32,753	419,566
* #	ProxyMed, Inc.	40,279	806
* #	PSS World Medical, Inc.	186,900	3,414,663
	Psychemedics Corp.	14,625	225,225
* #	Psychiatric Solutions, Inc.	103,913	3,922,716
*	QuadraMed Corp.	26,842	241,310
*	Questcor Pharmaceuticals, Inc.	151,692	828,238
*	Quidel Corp.	91,235	1,783,644
* #	Quigley Corp.	27,442	142,973
* #	RadNet, Inc.	70,027	435,568
*	Regeneration Technologies, Inc.	99,211	930,599
*	Regeneron Pharmaceuticals, Inc.	176,237	3,827,868
*	RegeneRx Biopharmaceuticals, Inc.	16,060	20,075
*	RehabCare Group, Inc.	53,000	972,020
*	Repligen Corp.	109,038	585,534
* #	Repros Therapeutics, Inc.	37,170	309,626
*	Res-Care, Inc.	77,930	1,499,373
*	Retractable Technologies, Inc.	11,000	16,830
* #	Rigel Pharmaceuticals, Inc.	71,522	1,692,211
* #	Rochester Medical Corp.	26,138	352,602
* #	Rockwell Medical Technologies, Inc.	22,782	113,682
* #	Rotech Healthcare, Inc.	12,574	880
* #	Rural/Metro Corp.	12,052	23,501
*	RXi Pharmaceuticals Corp.	84	562
* #	Salix Pharmaceuticals, Ltd.	139,257	946,948
* #	Sangamo BioSciences, Inc.	103,397	1,032,936
*	Santarus, Inc.	172,265	403,100
* #	Savient Pharmaceuticals, Inc.	155,946	3,544,653
*	SciClone Pharmaceuticals, Inc.	142,976	213,034
#	Sciele Pharma, Inc.	99,619	1,919,658
*	SCOLR Pharma, Inc.	25,800	26,316
*	Seattle Genetics, Inc.	157,435	1,755,400
*	Senesco Technologies, Inc.	15,300	19,890
*	Senomyx, Inc.	84,798	356,152
*	SenoRx, Inc.	5,289	32,104
* #	Sequenom, Inc.	103,058	2,342,508
*	SeraCare Life Sciences, Inc.	42,521	159,454
* #	Signalife, Inc.	3,100	186
* #	Sirona Dental Systems, Inc.	104,044	2,860,170
*	Somanetics Corp.	38,279	949,319
* #	Somaxon Pharmaceuticals, Inc.	32,978	153,018
*	Sonic Innovations, Inc.	85,084	254,401
* #	SonoSite, Inc.	46,645	1,576,601
	Span-American Medical System, Inc.	9,442	121,235
*	Spectranetics Corp.	84,472	679,155
* #	Spectrum Pharmaceuticals, Inc.	82,008	140,234
*	SRI/Surgical Express, Inc.	12,700	48,895
*	Staar Surgical Co.	75,100	410,797
*	StemCells, Inc.	235,825	287,707
* #	Stereotaxis, Inc.	95,609	656,834
	Steris Corp.	175,100	6,438,427
*	Strategic Diagnostics, Inc.	64,014	154,274
*	Sun Healthcare Group, Inc.	120,692	2,074,695

32

*	Sunesis Pharmaceuticals, Inc.	10,542	16,656
*	SunLink Health Systems, Inc.	1,048	3,039
*	Sunrise Senior Living, Inc.	131,030	2,663,840
* #	SuperGen, Inc.	176,232	294,307
* #	SurModics, Inc.	54,092	2,107,965
*	Symmetry Medical, Inc.	87,200	1,500,712
*	Synovis Life Technologies, Inc.	35,439	778,240
* #	Synta Pharmaceuticals Corp.	54,716	484,784
*	Targacept, Inc.	18,658	170,721
* #	Telik, Inc.	145,638	97,577
* #	Tercica, Inc.	109,738	979,960
*	The Medicines Co.	160,792	3,916,893
*	Theragenics Corp.	96,500	323,275
* #	Theravance, Inc.	88,041	1,199,999
*	Thoratec Corp.	147,043	3,917,226
*	Threshold Pharmaceuticals, Inc.	10,400	19,240
*	Titan Pharmaceuticals, Inc.	125,683	50,273
*	Torreypines Therapeutics, Inc.	1,446	839
*	Transcend Services, Inc.	1,798	22,889
#	Trimeris, Inc.	62,478	253,661
*	U.S. Physical Therapy, Inc.	41,461	821,342
*	United Therapeutics Corp.	32,468	3,445,829
*	Urologix, Inc.	44,142	78,131
*	Uroplasty, Inc.	24,291	65,586
	Utah Medical Products, Inc.	13,529	384,224
#	Valeant Pharmaceuticals International	262,887	4,813,461
* #	Vanda Pharmaceuticals, Inc.	35,350	39,592
*	Varian, Inc.	80,699	4,011,547
*	Vascular Solutions, Inc.	45,239	377,746
*	Vaxgen, Inc.	7,600	5,358
*	Vermillion, Inc.	7,108	10,307
*	Via Pharmaceuticals, Inc.	102	163
* #	Vical, Inc.	113,923	365,693
* #	ViroPharma, Inc.	195,274	2,860,764
*	Vision-Sciences, Inc.	4,525	18,507
*	Vital Images, Inc.	48,092	755,044
	Vital Signs, Inc.	36,740	2,713,249
*	Vivus, Inc.	198,465	1,677,029
*	Vnus Medical Technologies	29,484	653,660
*	Volcano Corp.	89,468	1,643,527
* #	WebMD Health Corp. Class A	15,937	504,565
	West Pharmaceutical Services, Inc.	91,700	4,475,877
*	Wright Medical Group, Inc.	99,926	3,076,722
*	Xenoport, Inc.	70,751	3,454,771
*	XOMA, Ltd.	147,210	304,725
	Young Innovations, Inc.	5,477	112,224
* #	Zila, Inc.	75,929	25,057
* #	Zoll Medical Corp.	56,424	1,961,862
* #	Zymogenetics, Inc.	194,614	1,623,081
Total Health Care			444,092,119

Industrials — (14.4%)
* #	3-D Systems Corp.	54,136	661,542
*	A. T. Cross Co. Class A	48,813	348,525
	A.O. Smith Corp.	64,250	2,645,173

33

	AAON, Inc.	54,083	1,155,213
* #	AAR Corp.	118,483	1,880,325
	ABM Industries, Inc.	139,789	3,673,655
*	Acco Brands Corp.	170,079	1,443,971
*	Accuride Corp.	78,512	114,628
	Aceto Corp.	72,575	619,791
* #	Active Power, Inc.	141,686	107,681
	Actuant Corp.	156,556	4,939,342
#	Acuity Brands, Inc.	70,399	3,063,060
	Administaff, Inc.	83,300	2,282,420
*	AeroCentury Corp.	1,200	15,312
*	Aerosonic Corp.	10,400	24,960
*	Aerovironment, Inc.	38,302	1,281,585
*	Air Transport Services Group, Inc.	175,716	173,959
* #	Airtran Holdings, Inc.	265,329	636,790
	Alamo Group, Inc.	27,905	584,052
*	Alaska Air Group, Inc.	117,407	2,466,721
	Albany International Corp. Class A	86,188	2,643,386
	Alexander & Baldwin, Inc.	43,764	1,957,564
* #	Allegiant Travel Co.	21,974	681,414
*	Allied Defense Group, Inc.	17,800	127,270
*	Altra Holdings, Inc.	52,859	950,933
*	Amerco, Inc.	38,085	1,587,383
	American Ecology Corp.	57,950	1,881,057
*	American Locker Group, Inc.	300	998
#	American Railcar Industries, Inc.	41,910	679,361
* #	American Reprographics Co.	95,834	1,697,220
	American Science & Engineering, Inc.	26,300	1,756,840
* #	American Superconductor Corp.	103,499	2,542,970
#	American Woodmark Corp.	45,822	1,088,731
	Ameron International Corp.	25,302	2,956,792
	Ampco-Pittsburgh Corp.	30,315	1,316,884
*	Amrep Corp.	20,070	1,083,780
*	APAC Customer Services, Inc.	164,301	368,034
	Apogee Enterprises, Inc.	81,011	1,620,220
* #	Applied Energetics, Inc.	248,886	358,396
	Applied Industrial Technologies, Inc.	102,825	2,993,236
	Applied Signal Technologies, Inc.	40,737	674,197
*	Argan, Inc.	8,415	143,055
*	Argon ST, Inc.	63,425	1,583,722
#	Arkansas Best Corp.	68,300	2,364,546
* #	Arotech Corp.	37,820	55,217
	Art’s-Way Manufacturing Co., Inc.	400	5,252
*	Astec Industries, Inc.	62,395	2,146,388
*	Astronics Corp.	23,286	565,617
*	Atlas Air Worldwide Holding, Inc.	77,065	4,449,733
*	Avalon Holding Corp. Class A	4,950	21,285
* #	Avis Budget Group, Inc.	5,000	38,100
*	Axsys Technologies, Inc.	34,573	2,348,544
*	AZZ, Inc.	37,400	1,625,030
#	Badger Meter, Inc.	41,895	1,928,846
* #	Baker (Michael) Corp.	25,400	879,348
#	Baldor Electric Co.	122,833	4,377,768
*	Baldwin Technology Co., Inc. Class A	28,039	88,603
	Barnes Group, Inc.	154,669	3,730,616

34

	Barrett Business Services, Inc.	34,726	503,527
*	Beacon Roofing Supply, Inc.	87,769	1,428,879
#	Belden, Inc.	151,150	5,553,251
*	Blount International, Inc.	137,000	1,728,940
#	BlueLinx Holdings, Inc.	76,100	548,681
	Bowne & Co., Inc.	68,860	833,206
	Brady Co. Class A	76,176	2,796,421
*	Breeze-Eastern Corp.	29,596	314,310
#	Briggs & Stratton Corp.	141,200	2,118,000
*	BTU International, Inc.	28,642	280,405
* #	Builders FirstSource, Inc.	105,846	536,639
*	Butler International, Inc.	8,000	3,360
#	C&D Technologies, Inc.	84,668	651,097
* #	CAI International, Inc.	3,810	56,388
*	Cano Petroleum, Inc.	86,018	272,677
* #	Capstone Turbine Corp.	303,200	824,704
	Carlisle Companies, Inc.	87,688	2,840,214
	Cascade Corp.	35,700	1,852,116
*	Casella Waste Systems, Inc. Class A	76,289	1,015,407
*	CBIZ, Inc.	206,495	1,755,208
	CDI Corp.	57,200	1,435,720
*	CECO Environmental Corp.	35,213	167,614
*	Celadon Group, Inc.	68,301	879,034
* #	Cenveo, Inc.	153,300	1,589,721
* #	Ceradyne, Inc.	77,636	3,498,278
	Champion Industries, Inc.	29,129	136,324
*	Channell Commercial Corp.	7,000	2,660
*	Chart Industries, Inc.	56,497	2,609,031
	Chase Corp.	28,581	494,451
	Chicago Rivet & Machine Co.	200	4,190
	CIRCOR International, Inc.	45,390	2,735,201
	Clarcor, Inc.	146,600	5,853,738
*	Clean Harbors, Inc.	58,564	4,751,883
* #	Coleman Cable, Inc.	27,644	324,817
*	Columbus McKinnon Corp.	53,995	1,473,524
*	Comforce Corp.	8,877	18,020
	Comfort Systems USA, Inc.	116,319	1,772,702
*	Commercial Vehicle Group, Inc.	65,056	666,173
*	Competitive Technologies, Inc.	25,772	64,430
	CompX International, Inc.	5,400	39,420
*	COMSYS IT Partners, Inc.	58,256	689,751
*	Conrad Industries, Inc.	6,900	86,250
* #	Consolidated Graphics, Inc.	38,682	1,503,569
	Con-way, Inc.	51,982	2,552,316
*	Cornell Companies, Inc.	33,100	898,003
	Corporate Executive Board Co.	67,421	2,454,124
*	Corrpro Companies, Inc.	6,875	9,006
* #	CoStar Group, Inc.	54,783	2,893,090
*	Covenant Transport Group Class A	29,155	127,990
*	CPI Aerostructures, Inc.	14,666	118,061
*	CRA International, Inc.	33,600	1,340,304
	Cubic Corp.	76,295	2,112,609
	Curtiss-Wright Corp.	121,900	6,566,753
	Deluxe Corp.	172,530	2,848,470
*	Devcon International Corp.	3,500	2,450

35

	Diamond Management & Technology Consultants, Inc.	94,450	564,811
*	Distributed Energy Systems Corp.	94,400	3,021
* #	Document Securities Systems, Inc.	45,540	225,423
* #	Dollar Thrifty Automotive Group, Inc.	67,500	313,875
* #	Double Eagle Petroleum Co.	18,341	298,225
	Ducommun, Inc.	30,296	801,935
*	DXP Enterprises, Inc.	15,400	909,370
*	Dynamex, Inc.	31,816	937,936
	Dynamic Materials Corp.	34,950	1,075,412
*	DynCorp International, Inc. Class A	109,619	1,730,884
#	Eagle Bulk Shipping, Inc.	121,867	3,225,819
*	Eagle Test Systems, Inc.	45,870	650,437
	Eastern Co.	20,160	295,344
	Ecology & Environment, Inc. Class A	3,936	41,722
	Electro Rent Corp.	72,456	986,851
*	EMCOR Group, Inc.	184,900	6,299,543
#	Encore Wire Corp.	66,069	1,259,936
* #	Ener1, Inc.	141,400	1,054,844
* #	Energy Conversion Devices, Inc.	10,960	823,863
* #	Energy Focus, Inc.	33,400	82,498
*	EnerSys	135,500	3,810,260
* #	ENGlobal Corp.	79,900	1,383,069
	Ennis, Inc.	74,400	1,228,344
*	EnPro Industries, Inc.	57,000	2,402,550
*	Environmental Tectonics Corp.	7,400	16,650
*	ESCO Technologies, Inc.	74,100	3,527,901
	Espey Manufacturing & Electronics Corp.	7,866	170,692
*	Esterline Technologies Corp.	73,200	4,135,068
*	Evercel, Inc.	466	382
* #	Evergreen Solar, Inc.	290,129	2,735,916
* #	Exide Technologies	142,956	1,764,077
*	Exponent, Inc.	42,910	1,319,912
*	ExpressJet Holdings, Inc.	152,700	30,540
	Federal Signal Corp.	137,000	2,196,110
*	First Advantage Corp.	38,726	647,886
*	First Aviation Services, Inc.	6,000	10,740
* #	Flanders Corp.	82,897	581,108
* #	Flow International Corp.	101,278	687,678
* ●	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	522
#	Forward Air Corp.	86,900	3,066,701
#	Franklin Electric Co., Inc.	65,020	2,815,366
	Freightcar America, Inc.	26,900	994,493
* #	Frontier Airlines Holdings, Inc.	84,304	23,605
	Frozen Food Express Industries, Inc.	50,882	307,836
* #	Fuel Tech, Inc.	41,400	759,276
* #	FuelCell Energy, Inc.	188,825	1,310,446
* #	Furmanite Corp.	101,370	1,207,317
	G & K Services, Inc. Class A	61,302	2,114,306
*	Gardner Denver Machinery, Inc.	25,876	1,168,043
	GATX Corp.	52,690	2,309,403
* #	Gehl Co.	35,350	532,725
#	Genco Shipping & Trading, Ltd.	57,160	3,586,218
	Gencorp, Inc.	162,611	1,269,992
	General Employment Enterprises, Inc.	4,817	2,938

36

*	Genesee & Wyoming, Inc.	108,675	4,674,112
*	GeoEye, Inc.	36,948	914,463
*	GeoPetro Resources Co.	2,861	6,580
*	Global Cash Access, Inc.	139,524	835,749
*	Global Payment Technologies, Inc.	3,600	1,152
#	Gorman-Rupp Co.	47,868	1,925,730
*	GP Strategies Corp.	48,452	442,367
*	Graftech International, Ltd.	272,400	5,535,168
#	Graham Corp.	8,995	840,133
	Granite Construction, Inc.	127,100	4,662,028
*	Great Lakes Dredge & Dock Corp.	3,211	24,050
	Greenbrier Companies, Inc.	49,200	986,460
* #	Griffon Corp.	85,280	1,044,680
	Hardinge, Inc.	31,360	506,150
*	Hawaiian Holdings, Inc.	139,175	1,256,750
#	Healthcare Services Group, Inc.	121,163	2,360,255
	Heartland Express, Inc.	277,941	4,591,585
#	Heico Corp.	61,600	2,194,808
	Heico Corp. Class A	43,263	1,245,974
#	Heidrick & Struggles International, Inc.	50,907	1,545,537
*	Henry Bros. Electronics, Inc.	13,944	89,939
*	Herley Industries, Inc.	39,662	761,510
#	Herman Miller, Inc.	113,270	3,187,418
* #	Hexcel Corp.	258,613	5,373,978
*	Hill International, Inc.	110,619	2,129,416
*	Hirsch International Corp. Class A	3,200	3,840
	Hi-Shear Technology Corp.	21,962	255,857
#	HNI Corp.	95,359	2,206,607
* #	Hoku Scientific, Inc.	31,465	189,419
#	Horizon Lines, Inc. Class A	70,596	916,336
	Houston Wire & Cable Co.	32,302	544,612
* #	HQ Sustainable Maritime Industries, Inc.	28,077	200,189
*	Hub Group, Inc. Class A	111,376	4,448,357
*	Hudson Highland Group, Inc.	75,100	691,671
*	Hudson Technologies, Inc.	3,900	9,126
* #	Hurco Companies, Inc.	18,760	608,387
* #	Huron Consulting Group, Inc.	38,410	2,476,677
*	Huttig Building Products, Inc.	65,980	143,177
*	ICF International, Inc.	800	14,776
*	ICT Group, Inc.	45,473	368,331
*	II-VI, Inc.	84,004	3,688,616
	IKON Office Solutions, Inc.	312,160	5,403,490
* #	Innerworkings, Inc.	87,315	1,035,556
*	Innotrac Corp.	16,000	59,200
* #	Innovative Solutions & Support, Inc.	55,430	332,026
*	Insituform Technologies, Inc. Class A	77,119	1,415,905
	Insteel Industries, Inc.	50,900	870,390
*	Integrated Electrical Services, Inc.	45,733	979,144
* #	InterDigital, Inc.	142,197	3,773,908
*	Interline Brands, Inc.	64,930	1,042,127
*	International Shipholding Corp.	17,200	348,300
*	Intersections, Inc.	50,270	539,397
*	JetBlue Airways Corp.	80,468	488,441
*	JPS Industries, Inc.	8,700	63,075
*	Kadant, Inc.	30,780	721,791

37

	Kaman Corp. Class A	70,600	2,128,590
	Kaydon Corp.	78,212	4,358,755
	Kelly Services, Inc. Class A	87,766	1,697,394
*	Kenexa Corp.	70,109	1,621,621
*	Key Technology, Inc.	14,902	425,601
*	Kforce, Inc.	113,255	1,209,563
#	Knight Transportation, Inc.	238,279	4,262,811
	Knoll, Inc.	97,400	1,604,178
*	Korn/Ferry International	122,020	2,169,516
*	K-Tron International, Inc.	10,740	1,598,005
*	L.B. Foster Co. Class A	9,200	354,752
	L.S. Starrett Co. Class A	11,108	291,474
*	LaBarge, Inc.	45,910	678,091
*	Ladish Co., Inc.	41,600	1,109,056
	Lawson Products, Inc.	25,474	767,277
*	Layne Christensen Co.	44,028	2,416,257
*	Learning Tree International, Inc.	50,681	754,640
*	LECG Corp.	73,900	602,285
#	Lennox International, Inc.	90,599	3,352,163
*	LGL Group, Inc.	4,660	29,358
#	Lindsay Corp.	34,200	2,801,322
*	LMI Aerospace, Inc.	33,541	791,232
	LSI Industries, Inc.	59,670	514,952
*	Lydall, Inc.	36,100	422,009
* #	M&F Worldwide Corp.	55,800	2,456,316
*	Mac-Gray Corp.	25,646	297,237
*	Magnetek, Inc.	93,178	428,619
* ●	MAIR Holdings, Inc.	51,616	76,908
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	—
*	Manitex International, Inc.	6,890	27,147
*	Marten Transport, Ltd.	60,882	1,213,987
*	Maxco, Inc.	3,000	10,050
	McGrath Rentcorp.	72,714	2,072,349
*	Meadow Valley Corp.	2,300	24,403
*	Media Sciences International, Inc.	2,800	5,446
*	Medialink Worldwide, Inc.	20,206	4,041
*	Merrimac Industries, Inc.	2,960	15,954
* #	Mesa Air Group, Inc.	102,335	46,051
* #	Metalline Mining Co.	7,345	8,373
	Met-Pro Corp.	49,457	721,083
*	MFRI, Inc.	19,687	221,872
* #	Microvision, Inc.	135,419	352,089
* #	Middleby Corp.	37,974	2,026,293
* #	Milacron, Inc.	14,030	17,538
*	Millennium Cell, Inc.	39,488	32
*	Miller Industries, Inc.	34,904	292,146
#	Mine Safety Appliances Co.	103,000	3,741,990
*	Misonix, Inc.	21,400	58,422
* #	Mobile Mini, Inc.	98,930	2,115,123
*	Modtech Holdings, Inc.	49,050	3,924
*	Moog, Inc. Class A	102,846	4,874,900
*	Moog, Inc. Class B	7,758	369,591
	Mueller Industries, Inc.	102,145	2,865,167
#	Mueller Water Products, Inc.	48,500	527,195
	Mueller Water Products, Inc. Class B	136,679	1,418,728

38

	Multi-Color Corp.	35,280	823,435
	NACCO Industries, Inc. Class A	10,345	1,215,951
*	Nashua Corp.	7,100	66,101
*	National Patent Development Corp.	13,860	31,878
	National Technical Systems, Inc.	20,700	103,293
*	Navigant Consulting, Inc.	152,300	2,636,313
*	NCI Building Systems, Inc.	54,100	2,070,948
	Nordson Corp.	96,650	5,183,340
*	North America Galvanizing & Coatings, Inc.	34,443	352,696
* #	Odyssey Marine Exploration, Inc.	140,567	701,429
*	Old Dominion Freight Line, Inc.	103,422	3,440,850
	Omega Flex, Inc.	24,600	530,130
*	On Assignment, Inc.	107,814	1,018,842
*	Orbit International Corp.	1,977	9,717
*	Orbital Sciences Corp.	170,552	4,509,395
*	P.A.M. Transportation Services, Inc.	29,819	439,234
	Pacer International, Inc.	64,699	1,363,855
*	Paragon Technologies, Inc.	9,200	52,440
*	Park-Ohio Holdings Corp.	31,335	611,346
*	Patrick Industries, Inc.	8,995	62,066
*	Patriot Transportation Holding, Inc.	10,778	852,216
*	Pemco Aviation Group Inc	2,150	3,741
*	Perini Corp.	73,400	1,960,514
*	PGT, Inc.	5,300	27,030
* #	PHH Corp.	139,700	2,130,425
*	Pike Electric Corp.	68,670	1,294,430
*	Pinnacle Airlines Corp.	64,200	305,592
* #	Plug Power, Inc.	196,443	532,361
* #	PMFG, Inc.	51,872	1,388,095
*	Point Blank Solutions, Inc.	116,800	321,200
	Portec Rail Products, Inc.	18,625	204,130
*	Powell Industries, Inc.	33,383	1,474,861
* #	Power-One, Inc.	268,380	603,855
	Preformed Line Products Co.	11,414	624,802
*	PRG-Schultz International, Inc.	36,959	435,747
* #	Protection One, Inc.	13,795	97,945
	Providence & Worcester Railroad Co.	3,900	75,660
* #	Quality Distribution, Inc.	57,500	258,750
	Quanex Building Products Corp.	98,872	1,627,433
	Quixote Corp.	25,340	200,186
#	Raven Industries, Inc.	51,630	2,335,225
* #	RBC Bearings, Inc.	42,375	1,692,458
*	RCM Technologies, Inc.	36,854	99,874
	Regal-Beloit Corp.	88,304	4,145,873
*	Republic Airways Holdings, Inc.	123,334	1,065,606
*	Resources Connection, Inc.	137,136	3,315,948
	Robbins & Myers, Inc.	101,100	4,534,335
	Rollins, Inc.	306,575	5,447,838
*	Rush Enterprises, Inc. Class A	73,216	965,719
*	Rush Enterprises, Inc. Class B	38,231	496,621
*	Saia, Inc.	33,054	637,281
	Schawk, Inc.	73,460	1,157,730
*	School Specialty, Inc.	59,658	1,819,569
*	Schuff International, Inc.	6,700	180,900
	Servidyne, Inc.	346	1,460

39

	Servotronics, Inc.	7,820	95,404
*	SIFCO Industries, Inc.	18,330	186,966
*	Simclar, Inc.	6,300	24,948
#	Simpson Manufacturing Co., Inc.	133,541	3,712,440
	Skywest, Inc.	171,073	2,923,638
*	SL Industries, Inc.	10,946	144,487
*	SmartPros, Ltd.	10,300	39,552
*	SPACEHAB, Inc.	1,822	838
*	Sparton Corp.	11,727	48,667
*	Spherion Corp.	139,620	723,232
*	Spherix, Inc.	46,095	28,118
* #	Spire Corp.	24,326	270,505
*	Standard Parking Corp.	54,871	1,197,834
	Standard Register Co.	70,400	796,928
	Standex International Corp.	35,700	892,500
*	Stanley, Inc.	41,200	1,403,272
	Steelcase, Inc. Class A	173,091	1,921,310
*	Sterling Construction Co., Inc.	32,600	601,470
#	Sun Hydraulics, Inc.	45,203	1,495,767
	Supreme Industries, Inc.	15,920	62,487
	Sypris Solutions, Inc.	52,947	119,131
#	TAL International Group, Inc.	65,150	1,601,387
*	Taleo Corp. Class A	49,282	1,193,117
* #	Taser International, Inc.	178,500	1,160,250
*	Team, Inc.	43,700	1,665,407
*	TeamStaff, Inc.	4,425	12,213
	Tech/Ops Sevcon, Inc.	11,024	69,451
	Technology Research Corp.	18,750	44,063
	Tecumseh Products Co. Class A	36,840	972,208
*	Tecumseh Products Co. Class B	1,200	30,372
*	Teledyne Technologies, Inc.	100,500	6,264,165
*	TeleTech Holdings, Inc.	132,881	2,049,025
	Tennant Co.	52,000	1,619,800
*	Tetra Tech, Inc.	160,796	4,595,550
* #	The Advisory Board Co.	59,897	1,851,416
*	The Geo Group, Inc.	142,900	3,162,377
	Thomas Group, Inc.	8,400	26,880
#	Titan International, Inc.	93,625	2,503,533
	Todd Shipyards Corp.	20,398	304,338
#	Toro Co.	76,854	3,141,023
*	Trailer Bridge, Inc.	8,400	53,340
* #	TransDigm Group, Inc.	79,582	2,989,100
*	TRC Companies, Inc.	57,796	204,020
	Tredegar Industries, Inc.	91,191	1,805,582
* #	Trex Co., Inc.	45,600	845,880
	Triumph Group, Inc.	43,975	2,407,192
*	TRM Corp.	53,100	14,603
*	TrueBlue, Inc.	147,800	2,452,002
*	Tufco Technologies, Inc.	4,700	27,025
*	TurboChef Technologies, Inc.	87,238	532,152
	Twin Disc, Inc.	33,180	609,517
*	U.S. Home Systems, Inc.	26,949	107,527
* #	Ultralife Corp.	43,430	502,485
*	United Rentals, Inc.	104,160	1,686,350
*	United Stationers, Inc.	79,909	3,961,888

40

	Universal Forest Products, Inc.	52,405	1,721,504
*	Universal Power Group, Inc.	1,700	5,916
*	Universal Security Instruments, Inc.	7,249	46,502
*	Universal Truckload Services, Inc.	30,600	753,678
*	UQM Technologies, Inc.	81,800	188,140
*	US Airways Group, Inc.	8,400	71,316
*	USA Truck, Inc.	30,535	561,844
* #	Valence Technology, Inc.	19,099	68,565
	Valmont Industries, Inc.	17,025	1,817,249
*	Valpey Fisher Corp.	8,710	36,582
*	Versar, Inc.	24,600	136,530
	Viad Corp.	64,799	2,026,913
	Vicor Corp.	78,212	787,595
*	Volt Information Sciences, Inc.	73,759	1,034,101
	VSE Corp.	17,700	649,059
	Wabash National Corp.	90,200	783,838
	Wabtec Corp.	28,300	1,671,681
*	Waste Connections, Inc.	96,050	3,487,576
#	Watsco, Inc. Class A	67,100	3,434,849
	Watsco, Inc. Class B	3,000	153,030
	Watson Wyatt Worldwide, Inc.	58,500	3,427,515
#	Watts Water Technologies, Inc.	86,680	2,464,312
*	WCA Waste Corp.	51,195	255,975
#	Werner Enterprises, Inc.	213,184	4,862,727
*	WESCO International, Inc.	80,064	3,077,660
*	Westaff, Inc.	43,832	34,627
*	Willdan Group, Inc.	5,300	19,451
*	Willis Lease Finance Corp.	18,495	228,968
	Woodward Governor Co.	131,614	6,097,677
#	WSI Industries, Inc.	1,900	14,763
* #	YRC Worldwide, Inc.	94,800	1,715,880
*	Zareba Systems, Inc.	300	719
Total Industrials			551,328,706

Information Technology — (14.8%)
*	3Com Corp.	371,557	787,701
*	8X8, Inc.	16,900	17,407
* #	Acacia Research-Acacia Technologies	82,560	329,414
*	Access Integrated Technologies, Inc.	67,000	111,890
* #	ACI Worldwide, Inc.	104,139	1,886,999
* #	Acme Packet, Inc.	47,659	304,541
*	Acorn Factor, Inc.	6,600	29,370
*	Actel Corp.	77,235	1,064,298
*	ActivIdentity Corp.	146,125	391,615
*	Actuate Corp.	184,566	788,097
#	Acxiom Corp.	181,479	2,622,372
*	Adaptec, Inc.	351,400	1,331,806
*	ADC Telecommunications, Inc.	200,042	2,050,431
*	ADDvantage Technologies Group, Inc.	22,174	69,626
*	Adept Technology, Inc.	15,103	117,048
#	Adtran, Inc.	220,532	5,028,130
*	Advanced Analogic Technologies, Inc.	135,729	620,282
*	Advanced Energy Industries, Inc.	128,364	2,070,511
* #	Advanced Photonix, Inc.	20,800	39,520
* #	Advent Software, Inc.	80,615	3,728,444

41

*	Aehr Test Systems	18,519	80,928
*	Aetrium, Inc.	32,893	123,349
	Agilysys, Inc.	43,729	568,914
*	Airspan Networks, Inc.	124,100	58,327
* ●	Allen Organ Co.	800	7,270
	Alliance Semiconductor Corp.	47,150	45,736
*	Allied Motion Technologies, Inc.	2,800	14,588
*	American Commercial Lines, Inc.	142,183	1,750,273
	American Software, Inc. Class A	77,749	461,829
*	Amkor Technology, Inc.	365,211	2,742,735
*	Ampex Corp. Class A	5,725	573
*	Amtech Systems, Inc.	24,270	272,067
* #	Anadigics, Inc.	168,200	566,834
*	Analysts International Corp.	58,605	72,670
*	Anaren, Inc.	50,097	532,030
*	Ansys, Inc.	27,217	1,207,074
*	Apogee Technology, Inc.	3,600	2,916
*	Applied Micro Circuits Corp.	200,114	1,592,907
*	Ariba, Inc.	220,857	3,253,224
* #	Arris Group, Inc.	377,119	3,567,546
* #	Art Technology Group, Inc.	406,364	1,666,092
*	Aruba Networks, Inc.	51,815	325,916
*	ASA International, Ltd.	640	2,432
* #	Ascendia Brands, Inc.	32,095	96
*	Aspen Technology, Inc.	279,189	4,020,322
*	Astea International, Inc.	2,800	8,456
	Astro-Med, Inc.	14,982	140,232
*	Asyst Technologies, Inc.	156,000	642,720
* #	Atari, Inc.	26,708	44,068
* #	Atheros Communications	156,996	5,119,640
	Atlantic Tele-Network, Inc.	30,383	1,016,919
*	Atmel Corp.	599,111	2,510,275
*	ATMI, Inc.	100,833	2,459,317
*	Authentidate Holding Corp.	97,700	56,666
*	Autobytel, Inc.	132,745	155,312
* #	Avanex Corp.	26,723	167,019
* #	Avid Technology, Inc.	122,163	2,839,068
*	Aviza Technology, Inc.	67,330	40,398
*	Avocent Corp.	137,465	3,226,304
	AVX Corp.	31,000	355,880
*	Aware, Inc.	78,492	248,035
*	Axcelis Technologies, Inc.	307,496	1,454,456
*	Axesstel, Inc.	35,283	32,496
*	AXS-One, Inc.	74,400	21,576
*	AXT, Inc.	98,090	354,105
* #	Bankrate, Inc.	56,957	1,837,433
* #	BearingPoint, Inc.	586,461	668,566
	Bel Fuse, Inc. Class A	8,710	257,206
	Bel Fuse, Inc. Class B	27,943	777,933
*	Bell Industries, Inc.	8,500	1,275
* #	Bell Microproducts, Inc.	94,771	208,496
*	Benchmark Electronics, Inc.	192,292	3,170,895
*	BigBand Networks, Inc.	107,072	375,823
*	Bitstream, Inc.	7,200	43,128
	Black Box Corp.	47,702	1,709,640

42

	Blackbaud, Inc.	90,052	1,818,150
* #	Blackboard, Inc.	90,064	3,598,957
*	Blonder Tongue Laboratories, Inc.	9,200	10,810
*	Blue Coat Systems, Inc.	85,172	1,584,199
	Bogen Communications International, Inc.	11,900	58,013
*	Bookham, Inc.	231,616	391,431
*	Borland Software Corp.	224,887	418,290
*	Bottomline Technologies, Inc.	71,639	825,281
*	Brightpoint, Inc.	182,720	1,573,219
* #	BroadVision, Inc.	460,206	331,348
*	Brooks Automation, Inc.	216,134	2,077,048
*	BSQUARE Corp.	31,968	119,241
*	Cabot Microelectronics Corp.	68,424	2,642,535
* #	CACI International, Inc. Class A	59,446	3,010,940
*	CalAmp Corp.	71,958	143,916
*	California Micro Devices Corp.	75,197	243,638
*	Callidus Software, Inc.	59,604	283,119
*	CallWave, Inc.	64,800	150,984
*	Captaris, Inc.	89,978	359,912
*	Cascade Microtech, Inc.	17,139	101,634
#	Cass Information Systems, Inc.	17,415	634,254
*	Catalyst Semiconductor, Inc.	52,102	352,731
*	Catapult Communications Corp.	45,691	346,795
* #	Cavium Networks, Inc.	71,285	1,218,261
*	Centillium Communications, Inc.	114,489	84,722
*	CEVA, Inc.	64,567	613,387
*	Checkpoint Systems, Inc.	113,800	2,422,802
*	Cherokee International Corp.	62,569	181,450
*	Chordiant Software, Inc.	101,200	602,140
*	Chyron International Corp.	12,632	74,529
*	Ciber, Inc.	154,712	1,211,395
* #	Ciena Corp.	121,777	2,116,484
*	Ciprico, Inc.	11,397	467
*	Cirrus Logic, Inc.	250,090	1,553,059
*	Clarus Corp.	32,100	174,945
*	Clearfield, Inc.	11,200	14,560
	CLST Holdings, Inc.	23,918	8,610
*	CMGI, Inc.	87,321	1,029,515
* #	Cogent, Inc.	177,116	1,948,276
	Cognex Corp.	127,840	2,586,203
*	Coherent, Inc.	81,993	2,941,089
	Cohu, Inc.	65,598	1,095,487
*	Comarco, Inc.	24,656	58,188
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	13,550	144,308
* #	Commvault Systems, Inc.	72,695	1,225,638
*	Computer Task Group, Inc.	47,700	331,038
*	Comtech Telecommunications Corp.	68,300	3,122,676
* #	Concur Technologies, Inc.	112,683	4,952,418
* #	Concurrent Computer Corp.	18,990	134,639
*	Conexant Systems, Inc.	62,287	366,870
* #	Convera Corp.	125,374	135,404
*	Convergys Corp.	172,915	2,550,496
*	CPI International, Inc.	39,368	562,962
*	Cray, Inc.	50,604	283,888

43

*	Credence Systems Corp.	333,398	376,740
* #	Cree, Inc.	51,086	1,190,815
*	CSG Systems International, Inc.	129,232	2,442,485
*	CSP, Inc.	8,385	50,897
	CTS Corp.	82,559	1,093,081
*	CVD Equipment Corp.	11,029	46,873
*	Cyberoptics Corp.	27,611	249,603
*	Cybersource Corp.	197,588	3,394,562
*	Cymer, Inc.	118,986	3,562,441
#	Daktronics, Inc.	114,316	2,003,959
*	Data I/O Corp.	7,300	48,253
*	Datalink Corp.	31,600	186,756
	Dataram Corp.	27,130	65,383
*	DataTRAK International, Inc.	6,800	3,196
*	Datawatch Corp.	3,832	7,013
*	DDi Corp.	38,136	216,612
*	DealerTrack Holdings, Inc.	77,922	1,436,102
*	Delphax Technologies, Inc.	6,100	1,220
*	Digi International, Inc.	76,826	907,315
*	Digital Angel Corp.	171,192	87,479
* #	Digital River, Inc.	74,260	3,248,875
*	Diodes, Inc.	108,058	2,570,700
*	Ditech Networks, Inc.	109,212	169,279
*	Dot Hill Systems Corp.	129,578	282,480
* #	Double-Take Software, Inc.	23,182	303,916
*	DSP Group, Inc.	83,000	643,250
* #	DTS, Inc.	53,089	1,707,873
*	Dycom Industries, Inc.	119,366	1,913,437
*	Dynamics Research Corp.	27,808	249,438
*	EarthLink, Inc.	365,297	3,404,568
*	Easylink Services International Corp.	3,800	14,326
* #	Ebix, Inc.	300	32,868
* #	Echelon Corp.	120,810	1,571,738
*	EDCI Holdings, Inc.	20,657	85,936
*	EDGAR Online, Inc.	83,111	187,831
*	Edgewater Technology, Inc.	39,155	193,817
*	EFJohnson Technologies, Inc.	73,494	132,289
*	Elecsys Corp.	8,401	57,169
*	Electro Scientific Industries, Inc.	83,396	1,191,729
*	Electroglas, Inc.	60,300	89,847
*	Electronics for Imaging, Inc.	162,317	2,692,839
* #	Elixir Gaming Technologies, Inc.	282,714	118,740
* #	eLoyalty Corp.	29,189	143,318
* #	EMCORE Corp.	154,350	955,427
*	EMS Technologies, Inc.	44,168	1,037,506
* #	Emulex Corp.	241,300	3,238,246
*	En Pointe Technologies, Inc.	6,100	13,298
*	Endwave Corp.	36,900	221,400
* #	Enliven Marketing Technologies Corp.	83,787	56,137
*	Entegris, Inc.	371,794	2,290,251
*	Entorian Technologies, Inc.	145,395	106,138
*	Entrust, Inc.	180,989	425,324
*	Epicor Software Corp.	165,222	1,409,344
*	EPIQ Systems, Inc.	84,049	948,913
*	ePlus, Inc.	24,690	334,550

44

*	Euronet Worldwide, Inc.	110,036	2,067,576
*	Evans & Sutherland Computer Corp.	11,943	13,734
*	Evolving Systems, Inc.	11,000	20,350
*	Exar Corp.	118,838	919,806
*	Extreme Networks, Inc.	340,314	1,191,099
#	Fair Isaac Corp.	87,173	2,013,696
*	Fairchild Semiconductor Corp. Class A	218,272	2,737,131
* #	FalconStor Software, Inc.	140,405	1,055,846
* #	Faro Technologies, Inc.	41,970	991,331
* #	FEI Co.	99,154	2,685,090
* #	Finisar Corp.	915,918	1,328,081
*	Forgent Networks, Inc.	67,680	24,365
* #	FormFactor, Inc.	95,834	1,839,054
*	Forrester Research, Inc.	65,587	2,268,654
*	FortuNet, Inc.	13,648	65,510
*	Foundry Networks, Inc.	165,853	3,050,037
	Frequency Electronics, Inc.	18,800	86,104
*	FSI International, Inc.	90,939	103,670
*	Gartner Group, Inc.	44,700	1,180,527
*	Gerber Scientific, Inc.	63,000	561,960
	Gevity HR, Inc.	80,810	666,683
*	Giga-Tronics, Inc.	4,500	4,770
*	Globecomm Systems, Inc.	47,853	488,101
* #	Glu Mobile, Inc.	2,000	7,140
*	Goldleaf Financial Solutions, Inc.	57,085	98,186
*	Greenfield Online, Inc.	74,200	1,287,370
* #	GSE Systems, Inc.	38,896	313,113
*	GSI Technology, Inc.	23,587	89,631
*	GTSI Corp.	31,222	215,432
*	Guidance Software, Inc.	37,774	240,620
*	Hackett Group, Inc.	139,433	892,371
*	Halifax Corp.	1,000	750
*	Harmonic, Inc.	232,347	2,044,654
*	Harris Stratex Networks, Inc. Class A	72,616	679,686
*	Hauppauge Digital, Inc.	32,457	45,440
#	Heartland Payment Systems, Inc.	107,197	2,418,364
	Henry Jack & Associates, Inc.	78,767	1,577,703
*	hi/fn, Inc.	45,100	179,047
* #	Hittite Microwave Corp.	90,710	3,210,227
*	Hughes Communications, Inc.	38,738	1,710,283
*	Hutchinson Technology, Inc.	77,500	1,122,975
*	Hypercom Corp.	168,500	766,675
*	I.D. Systems, Inc.	33,870	304,491
* #	i2 Technologies, Inc.	62,200	896,302
	iBasis, Inc.	126,663	463,587
*	Ibis Technology Corp.	27,000	1,350
*	iCAD, Inc.	3,500	14,980
*	iGATE Capital Corp.	151,665	1,706,231
* #	iGo, Inc.	96,612	109,172
*	Ikanos Communications	49,350	128,310
* #	ImageWare Systems, Inc.	45,400	20,430
*	I-many, Inc.	110,892	77,070
	Imation Corp.	99,072	2,104,289
#	Imergent, Inc.	37,362	422,564
* #	Immersion Corp.	75,600	502,740

45

*	InFocus Corp.	123,013	179,599
	InfoGROUP, Inc.	128,949	851,063
*	Informatica Corp.	257,957	4,351,735
	InfoSpace, Inc.	89,946	1,052,368
*	Innodata Isogen, Inc.	70,793	206,008
*	Innovex, Inc.	51,200	34,304
*	InPlay Technologies, Inc.	9,800	2,254
*	Insight Enterprises, Inc.	130,041	2,163,882
*	Insightful Corp.	6,100	11,285
*	InsWeb Corp.	1,533	9,827
	Integral Systems, Inc.	32,175	1,447,553
*	Integrated Device Technology, Inc.	222,345	2,354,634
*	Integrated Silicon Solution, Inc.	74,354	292,955
*	Intelli-Check, Inc.	39,587	89,071
*	Intelligent Systems Corp.	14,381	46,019
*	Intelligroup, Inc.	29,800	68,540
* #	Interactive Intelligence, Inc.	49,241	493,887
*	Interlink Electronics, Inc.	33,400	15,030
*	Intermec, Inc.	177,800	3,572,002
* #	Internap Network Services Corp.	140,500	434,145
*	International Rectifier Corp.	56,500	1,180,850
* #	Internet Brands, Inc.	17,300	120,927
*	Internet Capital Group, Inc.	112,131	947,507
*	Interphase Corp.	19,339	64,979
*	Intervoice, Inc.	112,807	927,274
*	Interwoven, Inc.	139,023	2,046,419
*	Intest Corp.	27,232	36,763
*	Intevac, Inc.	62,436	635,598
*	IntriCon Corp.	15,310	89,257
*	INX, Inc.	13,160	121,730
*	iPass, Inc.	146,989	333,665
*	iPCS, Inc.	32,602	652,040
*	IPG Photonics Corp.	75,244	1,532,720
* #	Isilon Systems, Inc.	41,050	207,713
*	Iteris, Inc.	65,196	145,387
*	Ixia	190,428	1,654,819
*	IXYS Corp.	98,524	1,254,211
*	j2 Global Communications, Inc.	139,864	3,450,445
*	Jaco Electronics, Inc.	6,475	8,483
*	JDA Software Group, Inc.	71,012	1,294,549
*	Jupitermedia Corp.	105,569	123,516
	Keithley Instruments, Inc.	45,870	436,224
*	Kemet Corp.	204,523	331,327
*	Key Tronic Corp.	29,877	100,387
*	Keynote Systems, Inc.	33,400	468,268
*	Kopin Corp.	223,010	664,570
*	Kratos Defense & Security Solutions, Inc.	226,934	460,676
*	Kulicke & Soffa Industries, Inc.	169,286	870,130
*	KVH Industries, Inc.	40,428	365,469
* #	L-1 Identity Solutions, Inc.	206,539	3,403,763
*	Lantronix, Inc.	14,065	7,314
*	LaserCard Corp.	35,724	203,627
*	Lattice Semiconductor Corp.	331,183	774,968
*	Lawson Software, Inc.	562,760	4,552,728
*	Leadis Technolgies, Inc.	6,400	6,272

46

*	LeCroy Corp.	36,864	307,077
*	LightPath Technologies, Inc.	1,850	2,627
*	Lionbridge Technologies, Inc.	163,546	521,712
*	Littlefuse, Inc.	65,856	2,336,571
*	Logic Devices, Inc.	6,400	7,136
*	LogicVision, Inc.	19,976	23,771
*	Logility, Inc.	40,957	279,736
*	LoJack Corp.	54,500	395,125
*	LookSmart, Ltd.	74,072	239,993
*	Loral Space & Communications, Inc.	61,243	1,125,034
*	LTX Corp.	186,096	333,112
* #	Lumera Corp.	60,684	41,265
* #	Luna Innovations, Inc.	21,588	134,493
*	Macrovision Solutions Corp.	272,623	4,231,109
*	Magma Design Automation, Inc.	111,283	565,318
*	Management Network Group, Inc.	72,722	78,540
*	Manhattan Associates, Inc.	78,562	1,925,555
*	ManTech International Corp. Class A	55,900	3,291,951
#	Marchex, Inc. Class B	85,831	967,315
*	Mastec, Inc.	189,250	2,672,210
*	Mattson Technology, Inc.	164,545	839,180
	Maximus, Inc.	62,100	2,297,700
* #	Maxwell Technologies, Inc.	47,979	593,020
*	MDI, Inc.	9,933	6,258
*	Measurement Specialties, Inc.	8,388	149,977
* #	Mechanical Technology, Inc.	10,758	23,560
	MedQuist, Inc.	15,960	77,725
* #	Mentor Graphics Corp.	242,586	2,959,549
*	Mercury Computer Systems, Inc.	64,100	592,925
*	Merix Corp.	55,793	103,775
	Mesa Laboratories, Inc.	11,438	240,084
	Methode Electronics, Inc.	109,638	1,204,922
	Micrel, Inc.	217,157	2,000,016
*	Microsemi Corp.	202,902	5,579,805
*	MicroStrategy, Inc.	27,500	1,764,400
*	Microtune, Inc.	156,747	581,531
* #	Midway Games, Inc.	279,700	634,919
* #	Mindspeed Technologies, Inc.	70,754	258,252
*	MIPS Technologies, Inc.	133,600	531,728
*	MIVA, Inc.	107,512	110,737
*	MKS Instruments, Inc.	163,107	3,676,432
	Mocon, Inc.	19,009	202,066
*	Monolithic Power Systems	89,119	2,171,830
* #	MoSys, Inc.	101,524	461,934
*	Motive, Inc.	22,900	50,838
*	MPS Group, Inc.	279,900	3,224,448
*	MRV Communications, Inc.	416,011	565,775
*	MSC. Software Corp.	125,777	1,632,585
*	MTM Technologies, Inc.	306	511
	MTS Systems Corp.	52,187	2,164,717
* #	Multi-Fineline Electronix, Inc.	67,572	1,152,778
*	Nanometrics, Inc.	44,426	161,266
*	Napco Security Systems, Inc.	58,560	240,682
*	Napster, Inc.	3,129	4,193
*	NCI, Inc.	21,183	567,704

47

* #	NeoMagic Corp.	43,418	15,639
* #	Neonode, Inc.	680	129
*	NETGEAR, Inc.	99,193	1,671,402
* #	Netlogic Microsystems, Inc.	58,678	2,037,887
*	NetScout Systems, Inc.	90,350	1,346,215
*	Network Engines, Inc.	117,477	112,778
* #	Network Equipment Technologies, Inc.	84,300	274,818
*	Newport Corp.	115,412	1,081,410
	NIC, Inc.	184,065	1,273,730
*	NMS Communications Corp.	149,300	85,101
*	Novatel Wireless, Inc.	86,502	538,907
*	Nu Horizons Electronics Corp.	42,055	202,285
*	NumereX Corp. Class A	47,751	249,260
*	NYFIX, Inc.	69,114	217,018
	O.I. Corp.	6,140	74,724
*	Oculus Innovative Sciences, Inc.	24,568	70,264
* #	Omniture, Inc.	121,725	2,169,140
* #	OmniVision Technologies, Inc.	134,900	1,575,632
*	Omtool, Ltd.	3,470	5,726
* #	On2 Technologies, Inc.	262,300	112,789
*	Online Resources Corp.	73,670	641,666
*	Onvia, Inc.	15,469	73,478
	Openwave Systems, Inc.	294,252	423,723
*	Oplink Communications, Inc.	61,500	808,110
*	OPNET Technologies, Inc.	64,111	849,471
*	Opnext, Inc.	64,200	407,028
*	OPTi, Inc.	11,000	25,300
*	Optical Cable Corp.	13,800	95,496
* #	Optium Corp.	5,920	53,221
* #	Orbcomm, Inc.	79,522	458,047
*	Orthovita, Inc.	70,360	214,598
*	OSI Systems, Inc.	43,500	1,009,635
*	Overland Storage, Inc.	39,267	31,414
* #	OYO Geospace Corp.	19,011	932,680
* #	Palm, Inc.	241,996	2,059,386
*	PAR Technology Corp.	30,269	243,363
*	Parametric Technology Corp.	220,413	4,425,893
	Park Electrochemical Corp.	56,150	1,573,323
* #	Parkervision, Inc.	72,886	787,169
*	PC Connection, Inc.	81,741	620,414
	PC-Tel, Inc.	64,900	656,139
*	PDF Solutions, Inc.	85,956	545,821
*	Peerless Systems Corp.	22,500	42,300
	Pegasystems, Inc.	98,767	1,447,924
*	Perceptron, Inc.	21,468	159,078
* #	Perficient, Inc.	86,237	684,722
*	Performance Technologies, Inc.	36,600	182,268
*	Pericom Semiconductor Corp.	68,136	929,375
*	Perot Systems Corp.	180,137	3,206,439
*	Pervasive Software, Inc.	66,787	295,866
*	Pfsweb, Inc.	6,817	21,610
*	Phoenix Technologies, Ltd.	69,036	762,157
*	Photon Dynamics, Inc.	47,489	722,783
*	Photronics, Inc.	116,926	382,348
*	Physicians Formula Holdings, Inc.	24,622	145,024

48

*	Pinnacle Data Systems, Inc.	4,400	4,004
*	Pixelworks, Inc.	14,800	23,828
*	Planar Systems, Inc.	47,000	130,190
*	PlanetOut, Inc.	3,410	8,593
#	Plantronics, Inc.	152,000	3,921,600
*	PLATO Learning, Inc.	71,069	132,188
*	Plexus Corp.	111,561	3,127,055
*	PLX Technology, Inc.	89,838	511,178
* #	PMC-Sierra, Inc.	623,954	5,615,586
*	Power Integrations, Inc.	72,100	2,121,903
* #	Powerwave Technologies, Inc.	289,994	1,464,470
* #	Presstek, Inc.	106,298	570,820
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,306,660
	QAD, Inc.	93,818	617,322
#	Quality Systems, Inc.	76,418	3,272,219
	Qualstar Corp.	6,057	19,382
*	Quantum Corp.	543,200	961,464
*	Quest Software, Inc.	311,330	4,604,571
*	QuickLogic Corp.	92,095	140,905
*	Rackable Systems, Inc.	65,400	677,544
*	Radiant Systems, Inc.	85,934	783,718
*	RadiSys Corp.	69,262	766,730
*	RAE Systems, Inc.	167,000	335,670
* #	Rambus, Inc.	191,900	3,375,521
*	Ramtron International Corp.	74,932	261,513
*	RealNetworks, Inc.	393,619	2,609,694
	Relm Wireless Corp.	41,566	60,271
	REMEC, Inc.	62,445	42,150
#	Renaissance Learning, Inc.	81,575	1,035,187
* #	Research Frontiers, Inc.	4,300	22,145
*	RF Industries, Ltd.	4,641	39,913
* #	RF Micro Devices, Inc.	789,745	3,064,211
*	RF Monolithics, Inc.	26,389	26,389
	Richardson Electronics, Ltd.	43,425	291,382
*	RightNow Technologies, Inc.	91,308	1,368,707
*	Rimage Corp.	28,840	459,710
*	Riverbed Technology, Inc.	84,221	1,432,599
* #	Rofin-Sinar Technologies, Inc.	87,154	3,522,765
*	Rogers Corp.	46,000	1,840,460
*	Rudolph Technologies, Inc.	84,699	714,860
*	S1 Corp.	184,911	1,410,871
* #	Saba Software, Inc.	83,436	302,038
*	Safeguard Scientifics, Inc.	360,500	515,515
*	Sanmina-SCI Corp.	341,458	802,426
*	Sapient Corp.	356,607	3,305,747
* #	SatCon Technology Corp.	101,496	229,381
*	ScanSource, Inc.	70,300	2,115,327
*	Schmitt Industries, Inc.	2,366	15,024
*	Scientific Learning Corp.	22,339	92,037
*	SCM Microsystems, Inc.	50,472	127,189
*	Seachange International, Inc.	83,573	717,056
*	Secure Computing Corp.	185,442	793,692
*	Selectica, Inc.	74,960	84,705
*	Semitool, Inc.	93,667	902,950

49

*	Semtech Corp.	200,457	2,964,759
*	SI International, Inc.	34,343	1,072,532
* #	Sigma Designs, Inc.	63,600	1,089,468
*	Sigmatron International, Inc.	2,200	15,070
*	Silicon Image, Inc.	227,005	1,573,145
*	Silicon Laboratories, Inc.	97,424	3,284,163
*	Silicon Storage Technology, Inc.	293,000	958,110
* #	Simulations Plus, Inc.	36,778	66,568
*	SiRF Technology Holdings, Inc.	87,224	161,364
*	Skyworks Solutions, Inc.	489,193	4,745,172
*	SM&A	52,900	175,099
* #	Smith Micro Software, Inc.	86,209	652,602
*	Soapstone Networks, Inc.	42,048	164,828
*	Sonic Foundry, Inc.	111,300	84,588
* #	Sonic Solutions, Inc.	75,692	351,968
*	SonicWALL, Inc.	172,700	1,129,458
* #	Sonus Networks, Inc.	723,270	2,444,653
* #	Sourcefire, Inc.	24,200	189,970
*	SourceForge, Inc.	216,271	294,129
*	Spansion, Inc.	60,423	135,952
*	Spectrum Control, Inc.	38,422	317,366
*	SPSS, Inc.	54,742	1,728,752
*	SRA International, Inc.	120,300	2,824,644
*	SRS Labs, Inc.	52,083	313,019
*	Stamford Industrial Group, Inc.	22,200	36,741
*	Standard Microsystems Corp.	63,117	1,844,279
	StarTek, Inc.	40,300	364,312
* #	STEC, Inc.	138,215	1,400,118
*	SteelCloud, Inc.	11,500	13,915
* #	Stratasys, Inc.	58,900	981,274
*	SumTotal Systems, Inc.	78,717	380,203
*	Sunair Electronics, Inc.	7,600	15,390
*	Sunrise Telecom, Inc.	18,500	18,500
* #	Supertex, Inc.	37,700	1,119,690
*	SupportSoft, Inc.	149,271	520,956
*	Switch and Data Facilities Co.	62,600	906,448
*	Sycamore Networks, Inc.	769,388	2,692,858
*	Sykes Enterprises, Inc.	121,187	2,440,706
*	Symmetricom, Inc.	155,467	764,898
* #	Synaptics, Inc.	74,100	3,878,394
* #	Synchronoss Technologies, Inc.	66,209	838,206
*	SYNNEX Corp.	80,100	1,841,499
#	Syntel, Inc.	114,082	3,772,692
	Taitron Components, Inc.	4,900	4,435
*	Take-Two Interactive Software, Inc.	219,901	5,512,918
*	Tech Data Corp.	84,576	2,887,425
*	Technical Communications Corp.	400	2,490
	Technitrol, Inc.	113,100	1,788,111
*	Technology Solutions Co.	1,500	6,045
*	TechTeam Global, Inc.	28,452	242,696
*	Techwell, Inc.	39,996	443,156
*	Tekelec	191,792	3,147,307
* #	TeleCommunication Systems, Inc.	102,399	860,152
* #	Telkonet, Inc.	173,200	56,290
*	Tellabs, Inc.	199,032	1,036,957

50

*	Telular Corp.	57,375	159,503
*	Teradyne, Inc.	251,935	2,350,554
* #	Terremark Worldwide, Inc.	157,945	1,141,942
*	Tessco Technologies, Inc.	18,503	272,364
* #	Tessera Technologies, Inc.	130,745	3,042,436
* #	The Knot, Inc.	51,645	470,486
	TheStreet.com, Inc.	80,325	570,308
*	Think Partnership, Inc.	221,259	115,055
*	ThinkEngine Networks, Inc.	7,700	462
*	THQ, Inc.	126,334	1,935,437
*	TIBCO Software, Inc.	497,773	4,076,761
*	Tier Technologies, Inc. Class B	54,800	421,960
*	TII Network Technologies, Inc.	10,660	13,112
*	TNS, Inc.	62,110	1,422,319
*	Tollgrade Communications, Inc.	42,413	285,015
*	Track Data Corp.	21,535	39,840
*	Transact Technologies, Inc.	28,418	348,121
*	Transcat, Inc.	5,900	41,654
* #	Transwitch Corp.	194,405	151,636
* #	Travelzoo, Inc.	47,700	373,491
*	Trident Microsystems, Inc.	161,664	509,242
	Trio-Tech International	8,869	47,006
*	Triquint Semiconductor, Inc.	386,519	2,431,205
*	Troy Group, Inc.	13,200	42,768
	TSR, Inc.	10,113	27,305
*	TTM Technologies, Inc.	106,400	1,274,672
*	Tumbleweed Communications Corp.	167,495	427,112
*	Tyler Technologies, Inc.	115,200	1,867,392
*	Ulticom, Inc.	111,530	786,287
* #	Ultimate Software Group, Inc.	69,799	1,957,164
*	Ultra Clean Holdings, Inc.	50,349	366,541
*	Ultratech, Inc.	67,299	999,390
* #	Unica Corp.	42,893	380,461
*	Unisys Corp.	595,617	2,436,074
	United Online, Inc.	248,135	2,612,866
* #	Universal Display Corp.	90,416	1,282,099
* #	UTStarcom, Inc.	330,357	1,076,964
* #	ValueClick, Inc.	165,679	2,135,602
*	Veeco Instruments, Inc.	86,500	1,454,065
* #	VeriFone Holdings, Inc.	78,400	1,580,544
*	Verint Systems, Inc.	88,434	1,962,350
* #	Vertical Communications, Inc.	1,200	48
*	Viasat, Inc.	80,291	2,106,033
*	Vicon Industries, Inc.	14,400	78,120
*	Video Display Corp.	11,784	95,215
*	Vignette Corp.	84,776	1,155,497
*	Virage Logic Corp.	64,827	427,858
*	Vishay Intertechnology, Inc.	375,900	3,341,751
* #	Vitesse Semiconductor, Inc.	274,653	233,455
*	Vocus, Inc.	35,216	1,255,450
* #	Volterra Semiconductor Corp.	56,076	881,515
* #	Vyyo, Inc.	59,599	10,132
	Wayside Technology Group, Inc.	6,376	48,713
* #	Websense, Inc.	124,272	2,813,518
*	Website Pros, Inc.	63,604	384,168

51

*	Westell Technologies, Inc.	168,119	151,627
*	White Electronics Designs Corp.	75,793	372,144
*	Wind River Systems, Inc.	230,683	2,549,047
*	Winland Electronics, Inc.	5,100	7,038
*	Wireless Ronin Technologies, Inc.	24,685	93,803
*	Wireless Telecom Group, Inc.	66,460	76,429
*	Wireless Xcessories Group, Inc.	9,500	9,833
* #	Wizzard Software Corp.	1,000	1,270
*	WPCS International, Inc.	11,970	69,067
*	Wright Express Corp.	78,450	2,333,888
* #	X-Rite, Inc.	90,763	364,867
*	Zhone Technologies, Inc.	321,806	100,210
*	ZILOG, Inc.	54,368	189,201
* #	Zix Corp.	140,098	389,472
*	Zones, Inc.	14,371	119,854
*	Zoran Corp.	150,035	1,335,312
*	Zygo Corp.	53,680	562,566
Total Information Technology			567,734,085

Materials — (4.0%)
	A. Schulman, Inc.	73,755	1,786,346
	A.M. Castle & Co.	65,096	1,307,128
*	AEP Industries, Inc.	23,117	430,670
	AMCOL International Corp.	85,875	3,131,003
*	American Pacific Corp.	25,833	444,844
#	American Vanguard Corp.	74,889	1,111,353
* #	Amerigon, Inc.	45,720	316,840
	Arch Chemicals, Inc.	69,942	2,566,871
* #	Arrowhead Research Corp.	67,776	118,608
*	Atlantis Plastics, Inc.	4,300	387
*	Atna Resources, Ltd.	11,410	6,806
	Balchem Corp.	49,337	1,346,407
* #	Basin Water, Inc.	39,173	68,553
*	Brush Engineered Materials, Inc.	58,223	1,705,934
*	Buckeye Technologies, Inc.	104,883	965,972
*	BWAY Holding Co.	3,515	44,641
	Cabot Corp.	107,803	2,982,909
#	Calgon Carbon Corp.	129,600	2,764,368
*	Caraustar Industries, Inc.	87,585	173,418
*	Century Aluminum Co.	13,643	665,233
	Chemtura Corp.	383,200	2,525,288
	Chesapeake Corp.	54,002	68,043
* #	Coeur d’Alene Mines Corp.	880,100	1,575,379
	Compass Minerals International, Inc.	74,600	5,167,542
*	Constar International, Inc.	40,577	71,010
*	Continental Materials Corp.	300	6,195
*	Core Molding Technologies, Inc.	34,384	247,565
	Deltic Timber Corp.	35,733	2,191,862
*	Detrex Corp.	500	3,950
#	Eagle Materials, Inc.	86,080	2,628,022
	Empire Resources, Inc.	29,305	102,568
	Ferro Corp.	123,330	2,718,193
	Flamemaster Corp.	189	1,002
* #	Flotek Industries, Inc.	52,572	885,838
	Friedman Industries, Inc.	21,781	204,741

52

#	General Maritime Corp.	62,446	1,542,416
* #	General Moly, Inc.	120,610	822,560
#	Georgia Gulf Corp.	99,752	336,164
	Gibraltar Industries, Inc.	91,804	1,974,704
	Glatfelter Co.	96,900	1,421,523
*	Graphic Packaging Holding Co.	640,100	1,824,285
* #	H&E Equipment Services, Inc.	70,503	994,797
	H.B. Fuller Co.	170,218	4,437,583
	Hawkins, Inc.	36,660	579,961
*	Haynes International, Inc.	22,107	1,292,375
* #	Headwaters, Inc.	115,900	1,783,701
* #	Hecla Mining Co.	349,800	2,455,596
#	Hercules, Inc.	194,000	4,180,700
* #	ICO, Inc.	73,742	426,966
*	Impreso, Inc.	5,200	14,560
	Innophos Holdings, Inc.	37,635	1,410,936
*	Ion Geophysical Corp.	241,100	3,886,532
	Kaiser Aluminum Corp.	57,421	3,104,179
	KMG Chemicals, Inc.	21,365	227,751
	Koppers Holdings, Inc.	41,700	1,910,277
#	Kronos Worldwide, Inc.	47,740	784,368
*	Landec Corp.	76,700	720,213
#	Louisiana-Pacific Corp.	214,603	2,090,233
* #	LSB Industries, Inc.	41,600	1,004,224
*	Material Sciences Corp.	42,535	323,266
*	Maxxam, Inc.	13,888	263,872
* #	Metalico, Inc.	63,700	820,456
	Minerals Technologies, Inc.	52,700	3,461,336
* #	Mines Management, Inc.	64,100	133,969
*	Mod-Pac Corp.	7,627	31,423
	Myers Industries, Inc.	106,996	1,408,067
*	Nanophase Technologies Corp.	55,148	97,612
	Neenah Paper, Inc.	23,315	452,777
	Nevada Chemicals, Inc.	19,380	192,831
	NewMarket Corp.	45,600	3,098,064
#	NL Industries, Inc.	129,090	1,358,027
	NN, Inc.	50,975	837,010
*	Northern Technologies International Corp.	12,774	168,361
*	Northwest Pipe Co.	25,164	1,457,751
	Olin Corp.	210,352	5,660,572
	Olympic Steel, Inc.	22,800	1,085,508
*	OM Group, Inc.	91,000	3,376,100
*	OMNOVA Solutions, Inc.	126,094	364,412
	Penford Corp.	25,900	430,199
*	Peoplesupport, Inc.	36,100	438,615
*	PolyOne Corp.	238,200	1,955,622
	Quaker Chemical Corp.	30,120	891,552
*	Rock of Ages Corp.	4,400	8,712
	Rock-Tenn Co. Class A	111,200	4,078,816
*	Rosetta Resources, Inc.	97,142	2,258,552
#	Royal Gold, Inc.	80,035	2,778,015
*	RTI International Metals, Inc.	57,500	1,944,075
	Schweitzer-Maudoit International, Inc.	43,300	820,968
	Scotts Miracle-Gro Co. Class A	102,900	2,751,546
	Sensient Technologies Corp.	131,600	3,844,036

53

	Silgan Holdings, Inc.	97,469	5,101,527
*	Solitario Exploration & Royalty Corp.	100	393
	Spartech Corp.	86,900	915,057
	Stepan Co.	25,500	1,500,165
* #	Stillwater Mining Co.	261,300	1,946,685
*	Symyx Technologies, Inc.	86,200	952,510
	Synalloy Corp.	14,936	228,670
#	Temple-Inland, Inc.	23,600	394,356
#	Texas Industries, Inc.	62,100	3,270,807
#	Tronox, Inc. Class A	39,100	23,460
	Tronox, Inc. Class B	13,100	6,419
*	U.S. Concrete, Inc.	113,800	475,684
* #	U.S. Energy Corp.	10,000	31,100
* #	U.S. Gold Corp.	133,000	167,580
*	UFP Technologies, Inc.	3,500	37,170
*	United States Lime & Minerals, Inc.	19,296	748,299
*	Universal Stainless & Alloy Products, Inc.	18,824	680,488
#	Valhi, Inc.	13,478	247,052
	Valspar Corp.	9,264	219,186
	Vulcan International Corp.	700	40,005
*	W.R. Grace & Co.	107,476	2,825,544
	Wausau Paper Corp.	140,626	1,210,790
*	Webco Industries, Inc.	600	72,600
#	Westlake Chemical Corp.	116,471	2,210,620
*	Williams Industries, Inc.	1,200	1,932
#	Worthington Industries, Inc.	165,729	2,916,830
* #	Zoltek Companies, Inc.	75,800	1,290,874
Total Materials			153,870,018

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* # ●	EquiMed, Inc.	2,250	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	52
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	20
Total Other			486

Telecommunication Services — (0.7%)
#	Alaska Communications Systems Group, Inc.	121,343	1,276,528
	Arbinet-thexchange, Inc.	57,612	224,111
* #	Cbeyond, Inc.	66,118	1,119,378
*	Centennial Communications Corp.	320,352	2,441,082
*	Cincinnati Bell, Inc.	706,500	2,755,350
* #	Cogent Communications Group, Inc.	142,913	1,316,229
#	Consolidated Communications Holdings, Inc.	76,080	1,149,569
	D&E Communications, Inc.	46,806	437,636
#	FairPoint Communications, Inc.	91,100	806,235
*	FiberTower Corp.	280,972	365,264
*	General Communications, Inc. Class A	155,451	1,576,273
*	GoAmerica, Inc.	56	370
	Hickory Tech Corp.	39,345	276,202
* #	ICO Global Communications (Holdings), Ltd.	73,189	214,444

54

	IDT Corp.	38,578	59,796
#	IDT Corp. Class B	187,900	291,245
#	Iowa Telecommunications Services, Inc.	75,200	1,382,928
* #	LCC International, Inc. Class A	69,875	41,226
*	Metro One Telecommunications, Inc.	5,337	1,708
*	NeuStar, Inc.	117,000	2,809,170
*	Nexstar Broadcasting Group, Inc.	25,227	91,069
* #	Nextwave Wireless, Inc.	161,642	156,793
*	Occam Networks, Inc.	35,183	155,861
*	PAETEC Holding Corp.	251,286	829,244
*	Point.360	12,424	17,269
*	Premiere Global Services, Inc.	209,137	3,162,151
	Shenandoah Telecommunications Co.	2,726	47,105
*	Spark Networks, Inc.	29,158	124,796
	SureWest Communications	40,512	481,688
*	Syniverse Holdings, Inc.	129,822	2,153,747
* #	Terrestar Corp.	36,311	100,945
* #	USA Mobility, Inc.	36,200	407,974
* #	Vonage Holdings Corp.	20,215	29,918
	Warwick Valley Telephone Co.	3,796	41,604
*	Xeta Corp.	17,017	55,475
Total Telecommunication Services			26,400,383

Utilities — (2.4%)
#	ALLETE, Inc.	87,066	3,675,927
*	AMEN Properties, Inc.	1,975	16,639
#	American States Water Co.	48,831	1,929,313
	Artesian Resources Corp. Class A	6,222	108,574
	Avista Corp.	150,550	3,357,265
	Black Hills Corp.	107,658	3,639,917
*	Cadiz, Inc.	22,197	433,063
#	California Water Service Group	59,195	2,325,772
	Central Vermont Public Service Corp.	31,550	766,665
#	CH Energy Group, Inc.	45,350	1,804,930
	Chesapeake Utilities Corp.	21,210	642,239
	Cleco Corp.	165,087	4,161,843
	Connecticut Water Services, Inc.	24,971	666,975
	Delta Natural Gas Co., Inc.	7,020	191,716
*	El Paso Electric Co.	131,500	2,799,635
#	Empire District Electric Co.	86,800	1,831,480
	Energy West, Inc.	6,200	61,690
	EnergySouth, Inc.	22,804	1,396,745
* #	Environmental Power Corp.	29,836	95,475
	Florida Public Utilities Co.	6,733	87,866
	Great Plains Energy, Inc.	90,975	2,133,364
#	Hawaiian Electric Industries, Inc.	147,100	3,890,795
	IDACORP, Inc.	117,900	3,513,420
	Laclede Group, Inc.	63,300	2,844,069
*	Maine & Maritimes Corp.	3,400	150,790
	MGE Energy, Inc.	60,027	2,034,915
	Middlesex Water Co.	38,108	675,274
	New Jersey Resources Corp.	116,550	4,216,779
#	Nicor, Inc.	72,226	3,314,451
	Northwest Natural Gas Co.	80,700	3,932,511
	NorthWestern Corp.	73,299	1,927,764

55

#	Ormat Technologies, Inc.	78,000	3,910,920
#	Otter Tail Corp.	84,460	3,353,907
#	Piedmont Natural Gas Co.	92,500	2,668,625
#	PNM Resources, Inc.	146,771	1,730,430
	Portland General Electric Co.	134,400	3,443,328
	RGC Resources, Inc.	3,464	100,110
#	SJW Corp.	51,850	1,445,060
	South Jersey Industries, Inc.	83,728	2,986,578
	Southern Union Co.	1	19
	Southwest Gas Corp.	116,500	3,535,775
#	Southwest Water Co.	71,467	844,740
	UIL Holdings Corp.	67,566	2,202,652
	Unisource Energy Corp.	99,085	3,183,601
	Unitil Corp.	8,610	228,940
	WGL Holdings, Inc.	136,772	4,404,058
	York Water Co.	4,569	64,423
Total Utilities			92,731,027

TOTAL COMMON STOCKS			3,008,516,848

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	5,766	—
*	PGT, Inc. Rights 09/04/08	575	518
*	Valley National Bancorp Warrants 06/30/15	616	3,022
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	18
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	2,711
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			6,269

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $14,475,000 FNMA 6.50%, 08/01/36, valued at $11,271,364) to be repurchased at $11,100,392	$11,098	11,098,000

SECURITIES LENDING COLLATERAL — (21.3%)
§ @	DFA Short Term Investment Fund LP	734,631	734,630,669

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $95,764,545 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 01/01/23 to 03/01/38, valued at $85,784,198) to be repurchased at $83,305,432	83,286	83,285,629

TOTAL SECURITIES LENDING COLLATERAL			817,916,298

TOTAL INVESTMENTS - (100.0%) (Cost $3,993,690,788)##			$3,837,537,415

56

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (80.5%)
Consumer Discretionary — (11.6%)
*	1-800-FLOWERS.COM, Inc.	251,448	$1,543,891
*	4Kids Entertainment, Inc.	123,488	1,121,271
* #	99 Cents Only Stores	377,975	3,235,466
*	A.C. Moore Arts & Crafts, Inc.	199,506	1,504,275
*	Acme Communications, Inc.	145,810	166,223
	Acme United Corp.	31,807	437,346
*	AFC Enterprises, Inc.	171,110	1,551,968
	Aldila, Inc.	53,836	202,962
*	Alloy, Inc.	134,453	965,373
#	Ambassadors Group, Inc.	146,170	2,473,196
* #	Ambassadors International, Inc.	97,569	214,652
	AMCON Distributing Co.	3,482	107,942
* #	AMDL, Inc.	59,854	173,577
	American Axle & Manufacturing Holdings, Inc.	117,100	569,106
*	American Biltrite, Inc.	57,750	251,212
* #	America’s Car-Mart, Inc.	105,056	1,986,609
#	Arctic Cat, Inc.	114,789	1,185,770
	Ark Restaurants Corp.	35,874	824,743
#	ArvinMeritor, Inc.	110,600	1,660,106
	Asbury Automotive Group, Inc.	322,198	3,911,484
*	Ashworth, Inc.	133,600	392,784
*	ATC Technology Corp.	216,255	5,237,696
*	Audiovox Corp. Class A	165,885	1,619,038
* #	Avatar Holdings, Inc.	80,366	2,554,835
*	Bakers Footwear Group, Inc.	60,195	189,012
*	Ballantyne of Omaha, Inc.	134,735	580,708
*	Barry (R.G.) Corp.	163,435	1,224,128
	Bassett Furniture Industries, Inc.	90,500	930,340
	Beasley Broadcast Group, Inc.	65,543	199,251
	Beazer Homes USA, Inc.	76,730	534,041
*	Benihana, Inc.	68,364	478,548
*	Benihana, Inc. Class A	82,390	588,265
#	Big 5 Sporting Goods Corp.	127,259	1,142,786
*	Birks & Mayors, Inc.	13,946	33,470
* #	BJ’s Restaurants, Inc.	248,236	2,889,467
#	Blockbuster, Inc. Class A	747,928	1,795,027
*	Blockbuster, Inc. Class B	269,832	499,189
* #	Blue Nile, Inc.	50,002	2,081,583
*	Bluegreen Corp.	277,229	3,171,500
	Blyth, Inc.	236,700	3,742,227
#	Bon-Ton Stores, Inc.	133,472	533,888
	Books-A-Million, Inc.	171,700	1,158,975
	Bowl America, Inc. Class A	55,406	747,981

1

*	Broadview Institute, Inc.	15,800	26,070
#	Brookfield Homes Corp.	67,300	863,459
	Brown Shoe Company, Inc.	120,028	1,824,426
*	Buca, Inc.	180,840	79,588
* #	Buffalo Wild Wings, Inc.	156,089	5,631,691
*	Build-A-Bear-Workshop, Inc.	103,900	770,938
* #	Cabela’s, Inc.	205,540	2,517,865
*	Cache, Inc.	159,586	1,868,752
* #	California Coastal Communities, Inc.	107,476	283,737
*	California Pizza Kitchen, Inc.	287,596	4,135,630
	Callaway Golf Co.	102,600	1,393,308
	Canterbury Park Holding Corp.	40,397	393,871
	Carmike Cinemas, Inc.	126,443	666,355
*	Carriage Services, Inc.	168,400	732,540
*	Carrols Restaurant Group, Inc.	893	5,090
*	Carter’s, Inc.	126,890	2,336,045
* #	Casual Male Retail Group, Inc.	369,462	1,411,345
*	Catalina Lighting, Inc.	11,080	13,850
	Cato Corp. Class A	304,890	5,369,113
*	Cavalier Homes, Inc.	169,400	398,090
*	Cavco Industries, Inc.	56,747	1,986,712
	CBRL Group, Inc.	151,989	3,927,396
* #	CEC Entertainment, Inc.	128,411	4,399,361
* #	Champion Enterprises, Inc.	758,260	3,707,891
* #	Charles and Colvard, Ltd.	164,798	103,823
*	Charlotte Russe Holding, Inc.	250,547	2,958,960
#	Cherokee, Inc.	89,099	1,962,851
	Christopher & Banks Corp.	230,438	2,216,814
*	Chromcraft Revington, Inc.	97,750	283,475
	Churchill Downs, Inc.	112,024	4,976,106
* #	Citi Trends, Inc.	135,311	2,790,113
#	CKE Restaurants, Inc.	225,499	2,881,877
	Coachmen Industries, Inc.	117,100	211,951
	Coast Distribution System, Inc.	41,382	132,422
	Cobra Electronics Corp.	114,900	334,359
* #	Coinstar, Inc.	260,062	8,561,241
* #	Coldwater Creek, Inc.	381,807	2,779,555
	Collectors Universe, Inc.	79,356	618,977
* #	Comstock Homebuilding Companies, Inc.	29,500	3,885
*	Concord Camera Corp.	49,560	146,203
*	Congoleum Corp. Class A	33,700	303
* #	Conn’s, Inc.	235,758	4,507,693
#	Cooper Tire & Rubber Co.	94,500	903,420
* #	Cosi, Inc.	125,284	311,957
* #	Cost Plus, Inc.	148,999	189,229
	Courier Corp.	141,318	3,024,205
#	CPI Corp.	63,379	851,814
	Craftmade International, Inc.	61,350	257,670
* #	Crown Media Holdings, Inc.	493,733	2,483,477
	CSS Industries, Inc.	53,050	1,413,782
*	Culp, Inc.	152,480	1,125,302
* #	Cumulus Media, Inc. Class A	138,366	648,937
*	Cybex International, Inc.	156,350	525,336
*	Cycle Country Accessories Corp.	60,200	59,297
* #	Daily Journal Corp.	200	8,102

2

	Decorator Industries, Inc.	20,587	49,409
* #	DEI Holdings, Inc.	25,913	37,056
* #	dELiA*s, Inc.	142,905	355,833
*	Delta Apparel, Inc.	77,280	537,096
*	Design Within Reach, Inc.	119,594	493,923
* #	DG Fastchannel, Inc.	171,899	4,044,783
*	Diedrich Coffee, Inc.	28,625	53,672
#	Dineequity, Inc.	71,400	1,418,004
*	Dixie Group, Inc.	104,300	797,895
* #	Domino’s Pizza, Inc.	321,600	4,309,440
*	Dorman Products, Inc.	151,892	1,942,699
	Dover Downs Gaming & Entertainment, Inc.	154,879	1,240,581
	Dover Motorsports, Inc.	168,371	840,171
* #	Drew Industries, Inc.	215,100	3,448,053
* #	drugstore.com, Inc.	855,582	2,036,285
* #	DSW, Inc.	42,300	614,619
*	Duckwall-ALCO Stores, Inc.	41,000	543,250
#	E.W. Scripps Co.	29,100	211,557
*	Eddie Bauer Holdings, Inc.	9,778	61,015
	Educational Development Corp.	30,515	161,424
*	Einstein Noah Restaurant Group, Inc.	33,714	397,488
*	ELXSI Corp.	7,100	13,845
*	EMAK Worldwide, Inc.	58,100	52,871
*	Emerson Radio Corp.	243,478	267,826
	Emmis Communications Corp. Class A	303,222	664,056
* #	Empire Resorts, Inc.	15,100	58,890
* #	Enova Systems, Inc.	46,409	120,663
* #	Escala Group, Inc.	245,312	672,155
	Escalade, Inc.	62,320	183,844
#	Ethan Allen Interiors, Inc.	182,131	4,943,035
*	Famous Dave’s of America, Inc.	100,330	933,069
	Federal Screw Works	33,750	167,062
	Finish Line, Inc. Class A	346,634	4,190,805
*	Finlay Enterprises, Inc.	80,106	24,032
	Fisher Communications, Inc.	17,519	609,136
*	Flanigan’s Enterprises, Inc.	20,600	138,020
* #	Fleetwood Enterprises, Inc.	614,206	1,314,401
	Flexsteel Industries, Inc.	61,300	680,430
* #	Foamex International, Inc.	30,369	11,237
	Footstar, Inc.	81,000	289,170
*	Fountain Powerboat Industries, Inc.	38,965	34,679
*	Franklin Covey Co.	189,294	1,694,181
*	Franklin Electronic Publishers, Inc.	81,300	142,275
* #	Frederick’s of Hollywood Group	54,215	50,149
#	Fred’s, Inc.	304,496	4,269,034
	Frisch’s Restaurants, Inc.	63,868	1,484,931
* #	Fuel Systems Solutions, Inc.	149,650	7,756,359
*	Full House Resorts, Inc.	61,910	100,604
	Furniture Brands International, Inc.	169,712	1,518,922
* #	Gaiam, Inc.	3,551	45,204
*	GameTech International, Inc.	123,000	478,470
* #	Gaming Partners International Corp.	78,434	405,504
* #	Gander Mountain Co.	186,898	657,881
* #	Genesco, Inc.	147,400	5,396,314
*	Gentek, Inc.	102,584	2,972,884

3

*	G-III Apparel Group, Ltd.	157,405	2,913,567
*	Global Entertainment Corp.	585	775
*	Gottschalks, Inc.	130,400	191,688
	Gray Television, Inc.	352,972	868,311
	Gray Television, Inc. Class A	41,200	144,200
*	Great Wolf Resorts, Inc.	171,847	898,760
#	Group 1 Automotive, Inc.	97,100	2,054,636
* #	GSI Commerce, Inc.	312,741	5,028,875
*	Hampshire Group, Ltd.	25,800	219,300
#	Handleman Co.	75,205	145,146
*	Harris Interactive, Inc.	559,304	945,224
#	Harte-Hanks, Inc.	136,027	1,679,933
*	Hartmarx Corp.	323,000	801,040
*	Hastings Entertainment, Inc.	95,270	757,396
	Haverty Furniture Co., Inc.	141,600	1,563,264
	Haverty Furniture Co., Inc. Class A	13,500	150,727
*	Hawk Corp.	80,416	1,929,984
*	Hayes Lemmerz International, Inc.	920,489	2,328,837
*	Heelys, Inc.	4,500	22,815
*	Helen of Troy, Ltd.	97,920	2,354,976
* #	Hibbett Sporting Goods, Inc.	205,898	4,920,962
*	Hollywood Media Corp.	332,328	910,579
* #	Home Solutions of America, Inc.	344,546	220,509
#	Hooker Furniture Corp.	73,012	1,229,522
*	Hot Topic, Inc.	176,888	1,098,474
* #	Hovnanian Enterprises, Inc. Class A	390,834	2,790,555
* #	Iconix Brand Group, Inc.	93,483	1,208,735
	ILX Resorts, Inc.	26,797	57,614
*	Image Entertainment, Inc.	202,118	236,478
*	Infosonics Corp.	127,200	76,320
*	Insignia Systems, Inc.	51,150	108,438
	Interface, Inc. Class A	282,073	3,714,901
*	International Textile Group, Inc.	132	40
*	Interstate Hotels & Resorts, Inc.	267,685	704,012
* #	iRobot Corp.	172,821	2,417,766
* #	Isle of Capri Casinos, Inc.	294,889	2,111,405
	J. Alexander’s Corp.	104,550	638,800
#	Jackson Hewitt Tax Service, Inc.	229,200	3,935,364
*	Jaclyn, Inc.	20,127	119,252
*	Jakks Pacific, Inc.	227,958	5,687,552
*	Jennifer Convertibles, Inc.	62,220	77,775
*	Jo-Ann Stores, Inc.	231,900	5,790,543
	Johnson Outdoors, Inc.	65,333	1,007,435
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,589,262
#	Journal Communications, Inc. Class A	29,735	151,946
#	Journal Register Co.	379,100	3,981
	Kenneth Cole Productions, Inc. Class A	120,200	1,930,412
	Kimball International, Inc. Class B	256,195	2,697,733
*	Kirkland’s, Inc.	132,751	302,672
* #	Knology, Inc.	240,472	2,428,767
*	Kona Grill, Inc.	45,085	313,341
	Koss Corp.	83,900	1,219,067
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,639,988
	KSW, Inc.	59,720	295,017
#	K-Swiss, Inc. Class A	170,279	2,920,285

4

	LaCrosse Footwear, Inc.	33,999	560,983
*	Lakeland Industries, Inc.	40,544	518,558
* #	Lakes Entertainment, Inc.	176,333	1,156,744
#	Landry’s Restaurants, Inc.	34,900	672,174
*	Lazare Kaplan International, Inc.	68,200	549,010
#	La-Z-Boy, Inc.	475,991	3,603,252
*	Leapfrog Enterprises, Inc.	144,205	1,225,742
#	Lee Enterprises, Inc.	63,153	236,824
*	Lenox Group, Inc.	123,650	19,784
#	Libbey, Inc.	140,891	1,310,286
	Liberty Homes, Inc. Class A	200	635
#	Lifetime Brands, Inc.	124,920	1,210,475
*	Lin TV Corp.	258,800	1,591,620
*	Lincoln Educational Services	123,921	1,862,533
#	Lithia Motors, Inc. Class A	108,443	525,949
*	Live Nation, Inc.	39,100	627,555
* #	Lodgenet Entertainment Corp.	212,244	846,854
*	Lodgian, Inc.	229,691	1,943,186
*	LOUD Technologies, Inc.	22,580	81,514
*	Luby’s, Inc.	251,150	1,863,533
*	Lumber Liquidators, Inc.	39,069	504,381
#	M/I Homes, Inc.	100,700	1,803,537
*	Mace Security International, Inc.	136,938	217,731
* #	Magna Entertainment Corp.	557	4,122
*	Maidenform Brands, Inc.	225,200	3,400,520
#	Marine Products Corp.	322,455	2,621,559
* #	MarineMax, Inc.	171,676	1,359,674
* #	Martha Stewart Living Omnimedia, Inc.	96,520	783,742
*	McCormick & Schmick’s Seafood Restaurants, Inc.	12,491	122,537
	McRae Industries, Inc. Class A	8,800	158,400
*	Meade Instruments Corp.	152,660	76,330
#	Media General, Inc. Class A	27,400	337,020
* #	Mediacom Communications Corp.	755,583	6,346,897
*	Merisel, Inc.	5	8
* #	Meritage Homes Corp.	107,900	2,527,018
*	Midas, Inc.	147,200	2,115,264
	Modine Manufacturing Co.	107,801	1,705,412
	Monaco Coach Corp.	276,700	661,313
*	Monarch Casino & Resort, Inc.	186,899	2,502,578
	Monro Muffler Brake, Inc.	210,604	4,365,821
* #	Morgans Hotel Group	264,353	4,520,436
*	Morgan’s Foods, Inc.	500	2,500
*	Morton’s Restaurant Group, Inc.	53,567	386,218
*	Mothers Work, Inc.	43,319	658,882
*	Motorcar Parts of America, Inc.	24,500	172,480
	Movado Group, Inc.	192,300	4,459,437
* #	MTR Gaming Group, Inc.	269,508	1,102,288
* #	Multimedia Games, Inc.	266,909	1,350,560
*	Nathan’s Famous, Inc.	57,075	910,917
#	National CineMedia, Inc.	44,954	503,035
*	National Lampoon, Inc.	27,520	37,702
	National Presto Industries, Inc.	22,564	1,744,648
*	Nature Vision, Inc.	500	455
#	Nautilus Group, Inc.	310,614	1,652,466
*	Navarre Corp.	246,157	398,774

5

*	Nevada Gold & Casinos, Inc.	117,950	141,540
	New Frontier Media, Inc.	237,806	920,309
*	New Motion, Inc.	96,610	386,440
*	New York & Co., Inc.	194,099	2,290,368
*	Nitches, Inc.	33,639	39,021
*	Nobel Learning Communities, Inc.	71,144	1,101,309
	Nobility Homes, Inc.	43,800	639,480
#	Noble International, Ltd.	165,366	992,196
*	NTN Communications, Inc.	354,291	95,659
#	Nutri/System, Inc.	140,660	2,794,914
*	Ohio Art Co.	3,600	21,060
*	Orange 21, Inc.	12,926	45,241
#	Orleans Homebuilders, Inc.	169,600	831,040
	O’Charleys, Inc.	221,831	2,220,528
*	Outdoor Channel Holdings, Inc.	271,749	2,171,275
* #	Overstock.com, Inc.	210,331	4,446,397
	Oxford Industries, Inc.	141,900	3,242,415
*	P & F Industries, Inc. Class A	4,983	13,006
*	P.F. Chang’s China Bistro, Inc.	98,647	2,562,849
*	Pacific Sunwear of California, Inc.	158,594	1,003,900
* #	Palm Harbor Homes, Inc.	206,034	1,854,306
*	Papa John’s International, Inc.	217,257	6,065,815
*	PC Mall, Inc.	121,582	1,163,540
* #	Perfumania Holdings, Inc.	10,825	256,877
*	Perry Ellis International, Inc.	119,400	2,036,964
* #	PetMed Express, Inc.	237,313	3,379,337
*	Phoenix Footwear Group, Inc.	62,100	65,826
#	Pier 1 Imports, Inc.	759,929	3,358,886
*	Playboy Enterprises, Inc. Class A	9,139	41,994
* #	Playboy Enterprises, Inc. Class B	277,942	1,184,033
* #	PokerTek, Inc.	36,300	146,652
*	Pomeroy IT Solutions, Inc.	114,040	593,008
* #	Premier Exhibitions, Inc.	250,935	888,310
#	Pre-Paid Legal Services, Inc.	139,400	6,222,816
*	PreVu, Inc.	346,520	1,386
#	PRIMEDIA, Inc.	334,861	971,097
* #	Princeton Review, Inc.	313,009	2,428,950
*	Progressive Gaming International Corp.	348,423	264,801
*	Proliance International, Inc.	92,420	109,056
*	QEP Co., Inc.	33,487	200,587
* #	Quaker Fabric Corp.	147,150	662
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	808,866
* #	R.H. Donnelley Corp.	17,000	63,750
*	Radio One, Inc. Class D	253,017	240,366
*	Rainmaker Systems, Inc.	138,932	416,796
*	RC2 Corp.	194,880	4,905,130
	RCN Corp.	154,744	2,144,752
*	Reading International, Inc. Class A	154,512	1,169,656
*	Reading International, Inc. Class B	10,320	92,880
*	Red Lion Hotels Corp.	168,696	1,438,977
* #	Red Robin Gourmet Burgers, Inc.	156,691	4,183,650
* #	RedEnvelope, Inc.	85,748	1,029
*	Regent Communications, Inc.	482,407	376,277
*	Rentrak Corp.	104,800	1,587,720
* #	Retail Ventures, Inc.	429,956	2,012,194

6

*	Rex Stores Corp.	141,475	1,827,857
* #	Rick’s Cabaret International, Inc.	65,095	909,377
* #	Riviera Holdings Corp.	66,300	766,428
*	Rockford Corp.	80,475	83,694
*	Rocky Brands, Inc.	50,100	261,021
*	Rubio’s Restaurants, Inc.	95,838	564,486
	Ruby Tuesday, Inc.	3,100	21,669
	Russ Berrie & Co., Inc.	184,100	1,397,319
* #	Ruth’s Hospitality Group, Inc.	156,041	709,987
*	S&K Famous Brands, Inc.	24,600	89,175
*	Saga Communications, Inc. Class A	144,761	910,547
	Salem Communications Corp.	170,251	323,477
*	Schieb (Earl), Inc.	71,500	183,040
* #	Sharper Image Corp.	102,874	1,955
	Shiloh Industries, Inc.	145,400	1,238,808
*	Shoe Carnival, Inc.	105,320	1,718,822
*	Shuffle Master, Inc.	239,588	1,202,732
*	Silverleaf Resorts, Inc.	30,700	58,023
	Sinclair Broadcast Group, Inc. Class A	146,920	1,041,663
* #	Six Flags, Inc.	450,500	450,500
	Skyline Corp.	74,794	1,710,539
* #	Smith & Wesson Holding Corp.	377,134	2,138,350
	Sonesta International Hotels Corp. Class A	16,932	406,368
* #	Source Interlink Companies, Inc.	470,569	588,211
*	Spanish Broadcasting System, Inc.	368,786	151,202
*	SPAR Group, Inc.	191	191
#	Spartan Motors, Inc.	313,585	1,483,257
*	Sport Chalet, Inc. Class A	107,975	372,514
*	Sport Chalet, Inc. Class B	15,525	48,904
#	Sport Supply Group, Inc.	94,800	1,156,560
*	Sport-Haley, Inc.	32,100	65,965
	Stage Stores, Inc.	354,974	5,651,186
*	Stamps.com, Inc.	204,998	2,814,623
	Standard Motor Products, Inc.	172,400	1,191,284
#	Standard Pacific Corp.	188,448	603,034
	Stanley Furniture, Inc.	32,000	264,000
	Star Buffet, Inc.	16,400	68,552
#	Stein Mart, Inc.	342,095	1,351,275
*	Steinway Musical Instruments, Inc.	79,000	2,283,890
*	Steven Madden, Ltd.	191,350	4,812,452
	Stewart Enterprises, Inc.	472,798	4,425,389
*	Stoneridge, Inc.	196,900	2,500,630
	Strattec Security Corp.	40,900	1,169,331
	Sturm Ruger & Co., Inc.	244,900	1,787,770
* #	Sun-Times Media Group, Inc. Class A	600,400	180,120
#	Superior Industries International, Inc.	250,100	4,394,257
	Superior Uniform Group, Inc.	86,600	897,176
*	Syms Corp.	143,200	2,394,304
* #	Syntax-Brillian Corp.	615,653	5,541
#	Systemax, Inc.	351,300	5,417,046
#	Talbots, Inc.	266,761	3,646,623
*	Talon International, Inc.	16,300	4,075
	Tandy Brand Accessories, Inc.	60,077	342,439
*	Tandy Leather Factory, Inc.	101,294	283,623
*	Tarragon Corp.	14,800	14,208

7

*	Tarrant Apparel Group	232,085	160,139
* #	Texas Roadhouse, Inc.	290,257	2,606,508
* #	The Children’s Place Retail Stores, Inc.	62,987	2,642,305
* #	The Dress Barn, Inc.	156,601	2,546,332
*	The Hallwood Group, Inc.	5,717	407,536
	The Marcus Corp.	204,760	3,517,777
	The Pep Boys - Manny, Moe & Jack	61,800	543,840
*	The Sports Club Co., Inc.	142,200	156,420
* #	The Steak n Shake Co.	268,600	2,089,708
* #	The Walking Co Holdings, Inc.	22,012	92,450
* #	thinkorswim Group, Inc.	463,467	4,648,574
* #	TiVo, Inc.	939,095	7,944,744
*	Town Sports International Holdings, Inc.	18,888	197,946
*	Trans World Entertainment Corp.	218,126	630,384
	Triarc Companies, Inc. Class A	37,576	219,068
#	Triarc Companies, Inc. Class B	79,373	461,157
*	Triple Crown Media, Inc.	51,065	4,085
* #	True Religion Apparel, Inc.	215,705	5,856,391
* #	Trump Entertainment Resorts, Inc.	96,651	117,914
*	Tuesday Morning Corp.	219,349	923,459
*	Tween Brands, Inc.	99,031	1,075,477
*	Unifi, Inc.	496,400	1,980,636
	Unifirst Corp.	139,982	6,023,425
*	Universal Electronics, Inc.	139,890	3,667,916
* #	Universal Technical Institute, Inc.	276,017	4,736,452
* #	Valassis Communications, Inc.	392,700	3,695,307
	Value Line, Inc.	69,499	2,655,557
*	ValueVision Media, Inc. Class A	366,543	857,711
* #	VCG Holding Corp.	151,800	546,480
	Virco Manufacturing Corp.	155,131	676,371
	Visteon Corp.	431,691	1,390,045
* #	Volcom, Inc.	102,288	1,824,818
*	Voyager Learning Co.	27,100	128,725
*	Waxman Industries, Inc.	975	4,027
* #	WCI Communities, Inc.	300,400	54,072
*	Wells-Gardner Electronics Corp.	95,143	123,210
* #	West Marine, Inc.	180,202	892,000
*	Westwood One, Inc.	516,600	423,612
* #	Wet Seal, Inc. Class A	691,614	3,257,502
#	Weyco Group, Inc.	56,297	1,789,682
*	Williams Controls, Inc.	16,592	218,517
*	Winmark Corp.	54,688	1,005,986
#	Winnebago Industries, Inc.	183,486	2,082,566
* #	WisdomTree Investments, Inc.	6,700	14,070
*	Woodbridge Holdings Corp.	73,100	49,708
* #	WorldSpace, Inc. Class A	18,300	26,718
* #	Xanadoo Co.	566	183,950
	Xerium Technologies, Inc.	90,228	695,658
*	Young Broadcasting, Inc. Class A	196,237	21,586
* #	Zale Corp.	141,100	3,853,441
*	Zumiez, Inc.	93,793	1,351,557
Total Consumer Discretionary			592,936,071

Consumer Staples — (3.4%)
#	Alico, Inc.	69,000	2,977,350

8

*	Alliance One International, Inc.	877,124	3,526,038
#	American Italian Pasta Co.	166,700	2,183,770
#	Andersons, Inc.	176,200	7,921,952
#	Arden Group, Inc. Class A	7,425	1,238,119
*	Atlantic Premium Brands, Ltd.	23,300	15,261
	B&G Foods, Inc.	68,325	550,699
*	Boston Beer Co., Inc. Class A	131,700	5,922,549
*	Bridgford Foods Corp.	91,667	545,419
*	Cagle’s, Inc. Class A	94,800	457,410
#	Calavo Growers, Inc.	134,756	1,637,285
#	Cal-Maine Foods, Inc.	207,719	8,202,823
* #	Caribou Coffee Co.	10,142	31,744
	CCA Industries, Inc.	56,230	359,310
*	Central Garden & Pet Co.	38,726	217,253
*	Central Garden & Pet Co. Class A	39,201	207,765
#	Chiquita Brands International, Inc.	414,500	6,084,860
	Coca-Cola Bottling Co. Consolidated	66,440	2,696,135
	Coffee Holding Co, Inc.	400	784
*	Collective Brands, Inc.	51,800	752,136
* #	Craft Brewers Alliance, Inc.	72,600	253,374
*	Cuisine Solutions, Inc.	130,816	340,122
*	Darling International, Inc.	644,425	8,847,955
	Diamond Foods, Inc.	111,745	2,812,622
*	Elizabeth Arden, Inc.	277,862	5,685,057
	Farmer Brothers Co.	47,007	1,225,002
*	Glacier Water Services, Inc.	24,500	1,200,500
	Golden Enterprises, Inc.	81,746	170,849
* #	Green Mountain Coffee, Inc.	229,200	8,363,508
	Griffin Land & Nurseries, Inc. Class A	27,541	949,614
*	IGI Labratories, Inc.	30,339	54,610
	Imperial Sugar Co.	92,680	1,300,300
	Ingles Market, Inc. Class A	113,498	2,804,536
*	Integrated Biopharma, Inc.	116,875	163,625
#	Inter Parfums, Inc.	300,470	4,263,669
	J & J Snack Foods Corp.	181,697	6,121,372
*	Katy Industries, Inc.	76,100	133,175
	Lancaster Colony Corp.	9,667	336,218
	Lance, Inc.	302,509	6,198,409
* #	Lifeway Foods, Inc.	157,957	1,788,073
#	Mannatech, Inc.	257,570	1,141,035
* #	Maui Land & Pineapple Co., Inc.	80,810	2,168,132
* #	Medifast, Inc.	123,000	1,019,670
#	MGP Ingredients, Inc.	152,173	750,213
*	Monterey Pasta Co.	162,493	336,361
#	Nash Finch Co.	126,284	5,142,284
* #	National Beverage Corp.	450,402	4,107,666
*	Natural Alternatives International, Inc.	61,798	478,317
* #	Natural Health Trends Corp.	59,195	40,845
	Nature’s Sunshine Products, Inc.	153,100	1,198,007
	Oil-Dri Corp. of America	70,375	1,294,900
*	Omega Protein Corp.	145,547	1,976,528
*	Orchids Paper Products Co.	9,173	70,632
*	Overhill Farms, Inc.	66,327	431,125
*	Pantry, Inc.	42,694	783,008
*	Parlux Fragrances, Inc.	184,900	1,299,847

9

* #	Peet’s Coffee & Tea, Inc.	135,649	3,559,430
*	Pizza Inn, Inc.	39,700	102,029
*	Prestige Brands Holdings, Inc.	248,517	2,360,911
	PriceSmart, Inc.	271,921	5,778,321
#	Reddy Ice Holdings, Inc.	60,800	511,936
#	Reliv International, Inc.	160,559	846,146
	Rocky Mountain Chocolate Factory, Inc.	79,954	721,185
#	Sanderson Farms, Inc.	197,109	6,762,810
*	Sanfilippo (John B.) & Son, Inc.	75,747	722,626
*	Scheid Vineyards, Inc.	2,900	97,512
*	Schiff Nutrition International, Inc.	110,872	741,734
	Scope Industries	16,650	1,415,250
*	Seneca Foods Corp. Class A	4,565	92,396
*	Seneca Foods Corp. Class B	8,911	187,220
* #	Smart Balance, Inc.	9,500	60,800
	Spartan Stores, Inc.	211,866	4,817,833
* #	Spectrum Brands, Inc.	482,600	820,420
* #	Star Scientific, Inc.	716,798	2,308,090
	Stephan Co.	33,500	103,850
	Tasty Baking Co.	80,500	338,100
*	Tofutti Brands, Inc.	53,404	147,395
*	TreeHouse Foods, Inc.	138,000	3,830,880
*	United Natural Foods, Inc.	16,416	315,516
	United-Guardian, Inc.	39,320	414,826
* #	USANA Health Services, Inc.	174,170	6,594,076
*	Vermont Pure Holdings, Ltd.	20,600	28,428
	Village Super Market, Inc.	28,993	1,302,655
	WD-40 Co.	165,858	5,786,786
	Weis Markets, Inc.	3,574	135,276
*	Winn-Dixie Stores, Inc.	136,032	1,920,772
*	Zapata Corp.	127,644	880,744
Total Consumer Staples			174,485,775

Energy — (4.2%)
*	Abraxas Petroleum Corp.	486,100	1,754,821
	Adams Resources & Energy, Inc.	68,250	1,913,730
*	Allis-Chalmers Energy, Inc.	341,724	4,941,329
* #	American Oil & Gas, Inc.	417,207	1,197,384
*	Arena Resources, Inc.	2,572	114,891
*	Aventine Renewable Energy Holdings, Inc.	13,400	85,760
	Barnwell Industries, Inc.	75,026	889,058
*	Basic Energy Services, Inc.	135,400	3,957,742
* #	Bolt Technology Corp.	83,130	1,600,252
*	Boots & Coots International Well Control, Inc.	567,362	1,730,454
*	Brigham Exploration Co.	411,871	5,589,089
*	Bronco Drilling Co., Inc.	144,216	2,285,824
*	Callon Petroleum Co.	195,500	3,884,585
*	Catalytica Energy Systems, Inc.	8,358	22,817
	CKX Lands, Inc.	10,104	138,677
*	Clayton Williams Energy, Inc.	111,180	8,998,909
*	Contango Oil & Gas Co.	27,762	1,974,433
*	Credo Petroleum Corp.	18,942	202,869
*	Crusader Energy Group, Inc.	198,498	871,406
*	Dawson Geophysical Co.	75,050	4,707,886
* #	Dune Energy, Inc.	372,110	357,226

10

* #	Edge Petroleum Corp.	215,974	984,841
*	Endeavour International Corp.	781,460	1,344,111
*	Energy Partners, Ltd.	134,012	1,594,743
*	Evolution Petroleum Corp.	46,497	170,644
* #	FieldPoint Petroleum Corp.	32,914	126,061
* #	FX Energy, Inc.	352,192	2,958,413
* #	Gasco Energy, Inc.	757,800	1,993,014
*	Geokinetics, Inc.	5,000	97,900
*	Geomet, Inc.	34,900	243,602
* #	GeoResources, Inc.	59,543	979,482
* #	Goodrich Petroleum Corp.	99,800	5,074,830
	Gulf Island Fabrication, Inc.	138,349	5,958,691
* #	Gulfport Energy Corp.	388,542	5,183,150
*	Harvest Natural Resources, Inc.	487,800	5,404,824
*	HKN, Inc.	25,195	237,337
#	Houston American Energy Corp.	266,977	2,274,644
* #	Hyperdynamics Corp.	11,100	17,982
*	Infinity, Inc.	136,487	116,014
*	James River Coal Co.	97,873	4,127,304
*	Kodiak Oil & Gas Corp.	290,498	842,444
	Lufkin Industries, Inc.	76,698	7,116,807
*	Matrix Service Co.	252,394	6,632,914
* #	McMoran Exploration Co.	161,187	4,408,464
*	Meridian Resource Corp.	810,972	2,197,734
* #	Mexco Energy Corp.	16,248	464,693
*	Mitcham Industries, Inc.	94,300	1,440,904
*	NATCO Group, Inc. Class A	170,198	8,627,337
* #	National Coal Corp.	145,689	1,212,132
*	Natural Gas Services Group	103,600	2,687,384
*	New Concept Energy, Inc.	8,773	51,322
*	Newpark Resources, Inc.	880,469	7,554,424
*	Northern Oil & Gas, Inc.	9,000	66,600
*	OMNI Energy Services Corp.	171,145	753,038
* #	Pacific Ethanol, Inc.	394,786	813,259
#	Panhandle Royalty Co.	55,492	2,008,810
*	Parallel Petroleum Corp.	346,786	4,591,447
* #	Parker Drilling Co.	440,400	4,082,508
*	Petroleum Development Corp.	80,720	4,906,969
* #	PetroQuest Energy, Inc.	458,562	8,478,811
*	PHI, Inc. (69336T106)	2,314	88,522
*	PHI, Inc. (69336T205)	114,859	4,411,734
*	Pioneer Drilling Co.	378,705	6,347,096
* #	PowerSecure International, Inc.	151,500	1,224,120
* #	Pyramid	5,720	78,307
* #	Quest Resource Corp.	142,239	684,170
* #	Rentech, Inc.	1,286,825	3,036,907
* #	Royale Energy, Inc.	52,230	374,489
* #	SulphCo, Inc.	647,100	1,889,532
*	Superior Well Services, Inc.	167,894	5,533,786
* #	Syntroleum Corp.	463,596	751,026
*	T-3 Energy Services, Inc.	76,295	4,259,550
* #	Teton Energy Corp.	148,193	600,182
*	TGC Industries, Inc.	173,766	1,265,016
* #	Toreador Resources Corp.	158,909	1,374,563
* #	Transmeridian Exploration, Inc.	831,700	282,778

11

* #	Trico Marine Services, Inc.	145,226	3,449,117
* #	Tri-Valley Corp.	225,222	1,581,058
* #	TXCO Resources, Inc.	326,057	3,948,550
*	Union Drilling, Inc.	141,054	2,005,788
* #	Uranium Energy Corp.	2,300	4,577
* #	Uranium Resources, Inc.	209,172	481,096
#	USEC, Inc.	84,200	484,992
*	VAALCO Energy, Inc.	534,600	4,185,918
* #	Venoco, Inc.	28,400	478,824
* #	VeraSun Energy Corp.	29,800	171,648
* #	Verenium Corp.	476,046	1,075,864
* #	Warren Resources, Inc.	477,074	5,386,165
* #	Westmoreland Coal Co.	86,167	1,738,850
	World Fuel Services Corp.	132,519	3,817,872
Total Energy			216,056,827

Financials — (12.2%)
* #	1st Constitution Bancorp	8,846	103,498
	1st Independence Financial Group, Inc.	6,285	115,895
*	1st Pacific Bancorp	3,264	22,179
	1st Source Corp.	204,017	4,433,289
	21st Century Holding Co.	74,434	499,452
	Abigail Adams National Bancorp, Inc.	15,312	88,044
	Abington Bancorp, Inc.	47,085	465,671
	Access National Corp.	45,572	272,521
	Advance America Cash Advance Centers, Inc.	109,597	539,217
	Advanta Corp. Class A	19,594	127,753
	Advanta Corp. Class B	109,375	834,531
	Affirmative Insurance Holdings, Inc.	41,908	252,705
	Alliance Bancorp, Inc. of Pennsylvania	10,220	91,878
	Alliance Financial Corp.	10,944	273,381
* #	Alphatec Holdings, Inc.	176,970	847,686
*	AmComp, Inc.	11,764	141,168
#	Amcore Financial, Inc.	241,938	2,126,641
	Ameriana Bancorp	20,650	170,362
	American Bancorp of New Jersey, Inc.	78,536	830,126
	American Equity Investment Life Holding Co.	509,800	4,685,062
*	American Independence Corp.	18,018	120,000
	American National Bankshares, Inc.	10,488	176,618
	American Physicians Capital, Inc.	98,047	4,147,388
	American Physicians Services Group, Inc.	36,700	810,336
	American River Bankshares	57,206	597,231
*	American Spectrum Realty, Inc.	2,711	96,240
#	American West Bancorporation	138,113	237,554
	Ameris Bancorp	121,250	1,457,425
*	Amerisafe, Inc.	129,699	2,398,135
*	AmeriServe Financial, Inc.	189,054	535,023
	AmTrust Financial Services, Inc.	69,184	972,727
#	Anchor Bancorp Wisconsin, Inc.	216,528	1,662,935
	Arrow Financial Corp.	106,228	2,621,707
	ASB Financial Corp.	4,400	67,650
#	Asset Acceptance Capital Corp.	288,037	3,122,321
#	ASTA Funding, Inc.	136,969	1,134,103
*	Atlantic American Corp.	159,332	238,201
	Atlantic Coast Federal Corp.	55,512	438,545

12

#	Atlantic Southern Financial Group, Inc.	6,530	89,787
#	Auburn National Bancorporation, Inc.	4,282	97,330
*	B of I Holding, Inc.	100	629
	Baldwin & Lyons, Inc. Class A	1,834	41,338
	Baldwin & Lyons, Inc. Class B	89,282	1,903,492
	BancFirst Corp.	152,633	7,347,753
*	Bancinsurance Corp.	39,480	212,205
	Bancorp Rhode Island, Inc.	29,823	884,848
#	BancTrust Financial Group, Inc.	8,258	69,698
	Bank Mutual Corp.	106,508	1,283,421
	Bank of Commerce Holdings	25,399	165,093
* #	Bank of Florida Corp.	83,250	661,005
#	Bank of Granite Corp.	144,524	1,107,054
#	Bank of the Ozarks, Inc.	158,935	3,555,376
	BankAtlantic Bancorp, Inc. Class A	155,800	289,788
	BankFinancial Corp.	212,776	3,174,618
#	Banner Corp.	127,956	1,352,495
	Bar Harbor Bankshares	21,811	637,317
	BCB Bancorp, Inc.	6,578	92,092
*	BCSB Bancorp, Inc.	4,921	53,983
*	Beach First National Bancshares, Inc.	46,850	387,449
	Benjamin Franklin Bancorp, Inc.	8,197	98,774
	Berkshire Bancorp, Inc.	3,505	43,812
	Berkshire Hills Bancorp, Inc.	83,135	2,211,391
	Beverly Hills Bancorp, Inc.	193,155	264,622
	Beverly National Corp.	1,000	19,500
*	BFC Financial Corp.	166,730	120,046
*	BGC Partners, Inc. Class A	181,675	1,197,238
*	BNCCORP, Inc.	12,585	126,479
*	BNS Holding, Inc.	26,480	369,131
	Boston Private Financial Holdings, Inc.	36,394	325,362
*	Bridge Capital Holdings	25,359	318,255
*	Broadopoint Securities Group, Inc.	114,506	383,595
	Brooke Corp.	90,649	58,015
	Brookline Bancorp, Inc.	459,669	4,725,397
#	Brooklyn Federal Bancorp, Inc.	17,788	266,820
	Brunswick Bancorp	120	900
#	Bryn Mawr Bank Corp.	49,995	1,107,889
#	C&F Financial Corp.	11,925	262,350
#	Cadence Financial Corp.	20,689	190,132
	California First National Bancorp	80,050	921,375
	Camco Financial Corp.	26,162	278,625
#	Camden National Corp.	71,594	2,318,930
	Capital Bank Corp.	10,743	109,579
#	Capital City Bank Group, Inc.	150,073	3,636,269
#	Capital Corp. of the West	98,018	311,697
	Capital Properties, Inc.	3,690	92,250
	Capital Southwest Corp.	4,918	659,209
#	Capitol Bancorp, Ltd.	157,890	2,426,769
	Cardinal Financial Corp.	228,985	1,944,083
	Carrollton Bancorp	1,700	18,462
	Carver Bancorp, Inc.	8,643	66,119
	Cascade Financial Corp.	33,664	309,036
#	Center Bancorp, Inc.	127,896	1,351,861
	Center Financial Corp.	152,154	2,049,514

13

#	Centerstate Banks of Florida, Inc.	20,546	293,602
	Central Bancorp, Inc.	10,000	128,600
	Central Pacific Financial Corp.	45,600	542,640
	Central Virginia Bankshares, Inc.	11,891	165,344
	Centrue Financial Corp.	15,686	199,683
	Century Bancorp, Inc. Class A	13,723	236,722
	CFS Bancorp, Inc.	101,673	969,960
	Charter Financial Corp.	750	10,500
	Chemical Financial Corp.	235,414	6,786,986
*	Chicopee Bancorp, Inc.	7,576	101,367
	Citizens Community Bancorp, Inc.	900	7,146
	Citizens First Bancorp, Inc.	79,838	348,094
	Citizens First Corp.	1,300	9,490
	Citizens Holding Co.	2,417	47,156
	Citizens South Banking Corp.	56,037	448,296
* #	Citizens, Inc.	388,983	2,769,559
	City Holding Co.	174,419	7,292,458
#	Clifton Savings Bancorp, Inc.	19,645	216,488
*	CNA Surety Corp.	334,342	5,372,876
	CNB Financial Corp.	24,191	323,676
#	CoBiz Financial, Inc.	191,894	2,059,023
	Codorus Valley Bancorp, Inc.	9,033	108,035
*	Colonial Bankshares, Inc.	4,265	44,910
#	Colony Bankcorp, Inc.	36,293	390,513
	Columbia Banking System, Inc.	159,361	2,231,054
	Comm Bancorp, Inc.	3,845	165,450
*	Command Security Corp.	600	2,124
	Commercial National Financial Corp.	3,800	49,438
	Commonwealth Bankshares, Inc.	16,966	233,282
* #	Community Bancorp	41,480	218,185
	Community Bank System, Inc.	282,197	6,377,652
	Community Bankshares, Inc.	6,030	125,062
	Community Capital Corp.	3,442	32,871
	Community Trust Bancorp, Inc.	150,480	5,047,099
#	Community West Bancshares	26,455	105,820
	Compass Diversified Holdings	115,147	1,478,487
* #	CompuCredit Corp.	20,300	105,357
	Consolidated-Tokoma Land Co.	51,100	2,109,919
*	Consumer Portfolio Services, Inc.	208,967	449,279
	Cooperative Bankshares, Inc.	24,250	162,475
*	Core-Mark Holding Co., Inc.	41,875	1,235,312
#	Corus Bankshares, Inc.	181,767	721,615
*	Cowen Group, Inc.	99,876	916,862
*	Cowlitz Bancorporation	9,403	55,196
	Crawford & Co. Class A	109,739	1,153,357
#	Crawford & Co. Class B	139,412	2,053,539
#	CVB Financial Corp.	298,379	3,207,574
*	Dearborn Bancorp, Inc.	21,086	96,996
#	Delta Financial Corp.	219,200	3,288
	Dime Community Bancshares	346,112	5,683,159
* #	Dollar Financial Corp.	219,451	4,011,564
	Donegal Group, Inc. Class A	180,377	3,243,178
	Donegal Group, Inc. Class B	34,692	658,801
	Eastern Insurance Holdings, Inc.	10,570	161,087
	Eastern Virginia Bankshares, Inc.	5,635	90,160

14

	ECB Bancorp, Inc.	3,122	74,928
*	eHealth, Inc.	45,528	675,636
	EMC Insurance Group, Inc.	133,763	3,250,441
	Employers Holdings, Inc.	200	3,476
*	Encore Bancshares, Inc.	15,000	248,550
*	Encore Capital Group, Inc.	207,755	2,638,488
	Enterprise Bancorp, Inc.	7,493	88,979
#	Enterprise Financial Services Corp.	82,695	1,551,358
#	Epoch Holding Corp.	75,975	880,550
	ESB Financial Corp.	97,688	1,043,308
	ESSA Bancorp, Inc.	26,400	353,232
	Evans Bancorp, Inc.	8,715	145,105
	Evercore Partners, Inc. Class A	2,200	29,172
*	Exlservice Holdings, Inc.	110,968	1,209,551
*	EZCORP, Inc. Class A	275,700	4,298,163
#	F.N.B. Corp.	335,207	3,918,570
#	Farmers Capital Bank Corp.	6,700	200,129
	Federal Agriculture Mortgage Corp. Class A	3,700	74,925
#	Federal Agriculture Mortgage Corp. Class C	86,200	2,525,660
* #	Federal Trust Corp.	5,930	5,040
	Fidelity Bancorp, Inc.	5,416	62,284
	Fidelity Southern Corp.	82,500	325,875
	Financial Federal Corp.	272,250	6,798,082
	Financial Institutions, Inc.	58,777	1,032,712
*	First Acceptance Corp.	442,702	1,452,063
*	First Advantage Bancorp	4,853	54,354
	First Bancorp	143,984	2,159,760
	First Bancorp of Indiana, Inc.	1,400	14,028
#	First Bancorp, Inc.	23,203	421,599
	First Bancshares, Inc. (318687100)	4,398	73,798
	First Bancshares, Inc. (318916103)	3,956	61,318
*	First Bank of Delaware	50,014	93,526
#	First Busey Corp.	241,633	3,421,523
	First Business Financial Services, Inc.	4,659	77,293
*	First California Financial Group, Inc.	4,595	39,333
*	First Cash Financial Services, Inc.	318,654	5,904,659
#	First Commonwealth Financial Corp.	284,400	3,250,692
#	First Community Bancshares, Inc.	109,410	3,493,461
	First Defiance Financial Corp.	68,992	1,130,779
#	First Federal Bancshares of Arkansas, Inc.	46,800	359,892
	First Federal Bankshares, Inc.	1,350	8,100
	First Federal of Northern Michigan Bancorp, Inc.	13,700	67,130
#	First Financial Bancorp	375,426	4,888,047
#	First Financial Bankshares, Inc.	145,421	7,135,808
	First Financial Corp.	122,845	5,095,611
	First Financial Holdings, Inc.	122,500	2,675,400
	First Financial Service Corp.	17,764	357,589
	First Franklin Corp.	2,153	17,224
*	First Investors Financial Services Group, Inc.	43,200	207,360
*	First Keystone Financial, Inc.	16,800	161,280
	First M&F Corp.	18,289	195,144
* #	First Mariner Bancorp, Inc.	23,940	58,892
	First Merchants Corp.	167,116	3,223,668
*	First Mercury Financial Corp.	8,327	122,657
* #	First National Bancshares, Inc.	2,956	18,253

15

	First PacTrust Bancorp, Inc.	20,212	254,671
	First Place Financial Corp.	158,911	1,614,536
* #	First Regional Bancorp	116,849	598,267
	First Security Group, Inc.	19,211	151,575
#	First South Bancorp, Inc.	59,911	1,058,627
#	First State Bancorporation	179,336	1,024,009
	First State Financial Corp.	17,196	100,081
	First United Corp.	26,172	525,534
	First West Virginia Bancorp, Inc.	1,000	14,750
	Firstbank Corp.	35,127	318,602
*	FirstCity Financial Corp.	106,795	666,401
#	Flagstar Bancorp, Inc.	298,800	1,323,684
	Flushing Financial Corp.	201,469	3,503,546
	FNB United Corp.	19,043	143,203
*	Forestar Real Estate Group, Inc.	54,708	1,102,913
*	Fox Chase Bancorp, Inc.	14,142	171,825
*	FPIC Insurance Group, Inc.	93,997	4,855,885
* #	Franklin Bank Corp.	155,974	89,061
* #	Franklin Credit Management Corp.	18,500	7,400
#	Frontier Financial Corp.	117,577	1,310,984
#	Gateway Financial Holdings, Inc.	103,567	713,577
	German American Bancorp, Inc.	35,365	459,391
*	Golfsmith International Holdings, Inc.	1,000	3,330
	Gouverneur Bancorp, Inc.	3,570	27,453
#	Great Southern Bancorp, Inc.	135,067	1,400,645
*	Greater Atlantic Financial Corp.	200	460
#	Greene Bancshares, Inc.	98,331	1,519,214
	Grubb & Ellis Co.	281,049	975,240
	GS Financial Corp.	9,668	149,854
* #	Guaranty Bancorp	222,959	1,255,259
	Guaranty Federal Bancshares, Inc.	25,814	368,624
#	Habersham Bancorp	740	4,817
*	Hallmark Financial Services, Inc.	85,120	785,658
#	Hanmi Financial Corp.	92,906	474,750
	Harleysville Group, Inc.	32	1,161
#	Harleysville National Corp.	264,106	3,882,358
	Harleysville Savings Financial Corp.	3,362	46,194
#	Harrington West Financial Group, Inc.	9,629	34,183
* #	Harris & Harris Group, Inc.	26,503	194,002
	Hawthorn Bancshares, Inc.	2,859	68,073
#	Heartland Financial USA, Inc.	48,642	1,047,262
#	Hercules Technology Growth Capital, Inc.	133,455	1,389,267
	Heritage Commerce Corp.	114,368	1,374,703
	Heritage Financial Corp.	87,885	1,240,936
	Heritage Financial Group	1,675	17,738
	HF Financial Corp.	33,592	515,973
*	HFF, Inc.	49,900	248,502
*	Hilltop Holdings, Inc.	18,000	187,380
	Hingham Institution for Savings	9,194	271,223
	HMN Financial, Inc.	37,346	531,807
#	Home Bancshares, Inc.	73,317	1,761,808
	Home Federal Bancorp, Inc.	29,990	329,890
	HopFed Bancorp, Inc.	4,655	56,279
	Horace Mann Educators Corp.	23,400	348,660
	Horizon Bancorp	6,017	133,638

16

#	Horizon Financial Corp.	117,723	959,442
*	HouseValues, Inc.	13,449	37,926
	IBERIABANK Corp.	108,162	5,865,625
#	Imperial Capital Bancorp, Inc.	51,800	463,092
	Independence Holding Co.	46,258	607,830
	Independent Bank Corp. (MA)	140,701	3,891,790
#	Independent Bank Corp. (MI)	214,800	1,591,668
	Indiana Community Bancorp	37,400	562,870
	Infinity Property & Casualty Corp.	159,371	7,410,751
	Integra Bank Corp.	161,455	1,034,927
*	International Assets Holding Corp.	9,833	279,257
	Intervest Bancshares Corp.	70,600	561,976
	Investors Title Co.	21,702	953,803
#	Irwin Financial Corp.	280,400	1,096,364
*	Jacksonville Bancorp, Inc.	1,193	18,641
	Jefferson Bancshares, Inc.	5,911	54,677
*	Jesup & Lamont, Inc.	2,025	2,187
* #	KBW, Inc.	70,650	2,087,001
	Kearny Financial Corp.	89,858	1,248,128
*	Kennedy-Wilson, Inc.	76,600	3,332,100
*	Kent Financial Services, Inc.	49,712	90,973
	Kentucky First Federal Bancorp	17,951	170,534
#	K-Fed Bancorp	33,755	342,276
*	LaBranche & Co., Inc.	166,500	1,070,595
#	Lakeland Bancorp, Inc.	101,006	1,191,871
	Lakeland Financial Corp.	85,808	1,747,909
	Landmark Bancorp, Inc.	9,792	210,528
	Legacy Bancorp, Inc.	34,925	481,616
#	Life Partners Holdings, Inc.	69,663	2,017,440
	Lincoln Bancorp	7,057	70,005
*	Liquidity Services, Inc.	102,074	1,118,731
	LNB Bancorp, Inc.	16,004	137,474
* #	Loopnet, Inc.	132,145	1,408,666
	LSB Corp.	25,632	378,072
	LSB Financial Corp.	2,423	44,825
#	Macatawa Bank Corp.	154,898	1,253,125
#	MainSource Financial Group, Inc.	126,766	2,295,732
*	MarketAxess Holdings, Inc.	292,095	2,935,555
* #	Marlin Business Services, Inc.	118,674	906,669
	MASSBANK Corp.	34,072	1,356,406
	Mayflower Bancorp, Inc.	2,950	29,057
*	Mays (J.W.), Inc.	2,700	45,468
	MB Financial, Inc.	72,994	2,031,423
#	MBT Financial Corp.	168,253	765,551
	MCG Capital Corp.	212,452	739,333
	Meadowbrook Insurance Group, Inc.	444,384	2,977,379
	Medallion Financial Corp.	161,000	1,671,180
#	Mercantile Bancorp, Inc.	11,389	193,328
	Mercantile Bank Corp.	34,131	293,868
	Mercer Insurance Group, Inc.	59,656	990,290
	Merchants Bancshares, Inc.	62,524	1,438,052
* #	Meridian Interstate Bancorp, Inc.	9,700	93,508
	Meta Financial Group, Inc.	22,423	417,068
	MetroCorp Bancshares, Inc.	61,406	783,541
	MicroFinancial, Inc.	69,540	300,413

17

	Mid Penn Bancorp, Inc.	4,957	124,173
#	MidSouth Bancorp, Inc.	18,707	332,049
#	Midwest Banc Holdings, Inc.	216,843	1,207,816
	MidWestOne Financial Group, Inc.	2,154	30,178
	Monroe Bancorp	12,000	140,520
*	Move, Inc.	1,396,321	3,770,067
#	MSB Financial Corp.	1,796	19,343
	MutualFirst Financial, Inc.	37,037	391,481
#	Nara Bancorp, Inc.	255,746	2,800,419
#	National Interstate Corp.	106,747	2,074,094
#	National Penn Bancshares, Inc.	200,718	2,866,253
	National Security Group, Inc.	12,602	172,143
	National Western Life Insurance Co. Class A	5,951	1,424,907
	Naugatuck Valley Financial Corp.	3,639	34,534
*	Navidec Financial, Inc.	3,516	5,801
*	Navigators Group, Inc.	150,925	7,908,470
	NBT Bancorp, Inc.	335,433	8,416,014
	Nelnet, Inc. Class A	57,463	903,318
*	New Century Bancorp, Inc.	7,759	71,926
	New England Bancshares, Inc.	2,680	27,751
	New Hampshire Thrift Bancshares, Inc.	19,518	189,325
	New Westfield Financial, Inc.	70,796	723,535
	NewBridge Bancorp	78,909	472,665
*	Newport Bancorp, Inc.	5,777	69,757
*	Newstar Financial, Inc.	9,091	80,001
*	Newtek Business Services, Inc.	243,027	165,258
* #	NexCen Brands, Inc.	493,934	182,904
*	Nexity Financial Corp.	680	1,421
	North Central Bancshares, Inc.	17,500	341,250
	North Valley Bancorp	9,800	67,130
	Northeast Bancorp	13,100	146,065
	Northeast Community Bancorp, Inc.	5,798	58,560
	Northrim Bancorp, Inc.	57,536	953,372
	Northway Financial, Inc.	982	12,864
#	Norwood Financial Corp.	3,598	110,638
#	NYMAGIC, Inc.	81,344	1,763,538
	Ocean Shore Holding Co.	12,131	121,674
	OceanFirst Financial Corp.	112,791	2,035,878
* #	Ocwen Financial Corp.	353,332	2,462,724
	Ohio Valley Banc Corp.	8,083	181,867
#	Old Second Bancorp, Inc.	99,705	1,688,006
*	Optimumbank Holdings, Inc.	2,586	16,292
* #	Oritani Financial Corp.	48,375	815,602
	Osage Bancshares, Inc.	3,503	34,067
#	PAB Bankshares, Inc.	26,693	199,130
#	Pacific Capital Bancorp	83,125	1,222,769
#	Pacific Continental Corp.	81,461	1,002,785
	Pacific Mercantile Bancorp	92,217	627,076
*	Pacific Premier Bancorp, Inc.	30,012	158,163
*	Pacific State Bancorp	14,502	100,426
	Pamrapo Bancorp, Inc.	43,227	594,804
	Park Bancorp, Inc.	3,302	39,459
#	Park National Corp.	14,126	865,924
	Parkvale Financial Corp.	50,795	1,121,046
	Patriot Capital Funding, Inc.	14,627	108,532

18

	Patriot National Bancorp	7,461	102,589
	PAULA Financial	49,300	99,339
#	Peapack-Gladstone Financial Corp.	66,781	1,958,687
*	Penn Treaty American Corp.	198,867	445,462
	Penns Woods Bancorp, Inc.	22,140	654,237
* #	Pennsylvania Commerce Bancorp, Inc.	59,182	1,654,729
*	Penson Worldwide, Inc.	105,265	1,773,715
	Peoples Bancorp of North Carolina	14,205	158,386
	Peoples Bancorp, Inc. (709788202)	3,331	42,887
	Peoples Bancorp, Inc. (709789101)	96,416	1,980,385
	Peoples Community Bancorp	900	1,674
#	PFF Bancorp, Inc.	116,500	142,130
*	Pico Holdings, Inc.	170,271	8,111,710
	Pinnacle Bancshares, Inc.	2,000	17,520
* #	Pinnacle Financial Partners, Inc.	139,835	3,540,622
*	PMA Capital Corp. Class A	303,756	2,882,644
#	PMI Group, Inc.	113,700	408,183
	Porter Bancorp, Inc.	11,558	215,094
* #	Portfolio Recovery Associates, Inc.	156,728	6,667,209
#	Preferred Bank	38,549	376,624
	Premier Financial Bancorp, Inc.	18,300	173,850
	Presidential Life Corp.	226,349	4,074,282
	Princeton National Bancorp, Inc.	14,057	383,053
#	PrivateBancorp, Inc.	107,404	3,290,859
	Providence Community Bancshares, Inc.	2,961	39,115
#	Provident Bankshares Corp.	40,500	313,470
#	Provident Financial Holdings, Inc.	72,400	459,016
	Provident Financial Services, Inc.	120,774	1,841,803
	Provident New York Bancorp	413,654	5,724,971
	Prudential Bancorp, Inc. of Pennsylvania	1,732	18,082
	PSB Holdings, Inc.	599	4,972
	Pulaski Financial Corp.	93,234	904,370
#	QC Holdings, Inc.	120,144	760,512
	Rainier Pacific Financial Group, Inc.	51,047	374,685
	Renasant Corp.	144,153	2,725,933
#	Republic Bancorp, Inc. Class A	179,255	5,311,326
*	Republic First Bancorp, Inc.	71,317	641,140
	Resource America, Inc.	172,380	2,128,893
*	Rewards Network, Inc.	261,950	1,322,847
	Riverview Bancorp, Inc.	96,249	626,581
#	Rockville Financial, Inc.	46,555	673,651
#	Roma Financial Corp.	11,928	181,186
	Rome Bancorp, Inc.	53,296	575,597
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	123,801
	Rurban Financial Corp.	2,810	28,044
#	S&T Bancorp, Inc.	180,905	6,071,172
#	S.Y. Bancorp, Inc.	131,985	3,727,256
	Safety Insurance Group, Inc.	68,016	2,924,688
	Salisbury Bancorp, Inc.	1,631	48,114
	Sanders Morris Harris Group, Inc.	183,086	1,922,403
#	Sandy Spring Bancorp, Inc.	152,497	2,729,696
#	SCBT Financial Corp.	77,631	2,626,257
*	Seabright Insurance Holdings	165,630	2,010,748
#	Seacoast Banking Corp. of Florida	173,713	1,525,200
#	Security Bank Corp.	82,743	313,596

19

*	Security National Financial Corp. Class A	11,461	28,652
#	Shore Bancshares, Inc.	13,327	305,322
	SI Financial Group, Inc.	600	5,760
	Siebert Financial Corp.	42,300	132,610
#	Sierra Bancorp	89,538	1,414,700
*	Signature Bank	121,734	3,599,674
	Simmons First National Corp. Class A	138,653	3,940,518
#	Smithtown Bancorp, Inc.	90,817	1,726,431
#	South Street Financial Corp.	2,945	16,566
*	Southcoast Financial Corp.	28,688	330,629
	Southern Community Financial Corp.	45,516	221,663
*	Southern Connecticut Bancorp, Inc.	7,638	52,320
*	Southern First Bancshares, Inc.	22,127	249,371
	Southern Missouri Bancorp, Inc.	1,343	19,903
	SouthFirst Bancshares, Inc.	100	822
	Southside Bancshares, Inc.	87,842	1,910,563
	Southwest Bancorp, Inc.	139,840	2,354,906
	Southwest Georgia Financial Corp.	10,065	171,608
#	State Bancorp, Inc.	107,076	1,590,079
#	StellarOne Corp.	64,855	1,088,915
	Sterling Bancorp	309,669	4,827,740
	Sterling Bancshares, Inc.	632,637	6,225,148
	Sterling Financial Corp.	11,300	115,147
	Stewart Information Services Corp.	56,300	1,053,373
*	Stifel Financial Corp.	206,374	8,434,505
*	Stratus Properties, Inc.	69,398	2,014,624
#	Suffolk Bancorp	99,389	3,531,291
*	Sun American Bancorp	7,880	15,918
*	Sun Bancorp, Inc.	216,484	2,554,511
* #	Superior Bancorp	75,613	508,119
	Sussex Bancorp	5,160	39,732
	SWS Group, Inc.	268,623	5,420,812
	Taylor Capital Group, Inc.	71,940	779,110
	Team Financial, Inc.	3,892	15,412
	Teche Holding Co.	7,515	249,874
* #	Tejon Ranch Co.	164,529	5,628,537
#	Temecula Valley Bancorp, Inc.	73,925	381,453
*	Texas Capital Bancshares, Inc.	171,944	2,684,046
	TF Financial Corp.	18,751	404,272
*	The Bancorp, Inc.	135,100	621,460
*	The Intergroup Corp.	6,500	108,582
	The Savannah Bancorp, Inc.	12,616	183,563
	The Wilber Corp.	19,763	166,009
	Thomas Properties Group, Inc.	78,564	756,571
*	Thomas Weisel Partners Group, Inc.	39,221	240,033
#	TIB Financial Corp.	30,230	211,610
*	Tidelands Bancshares, Inc.	10,102	76,573
#	TierOne Corp.	163,324	922,781
#	Timberland Bancorp, Inc.	75,326	590,556
	Tompkins Financial Corp.	82,112	3,718,031
	Tower Financial Corp.	4,050	39,366
#	Tower Group, Inc.	194,624	4,077,373
#	TowneBank	8,808	172,020
*	Tradestation Group, Inc.	410,037	4,116,771
* #	Trenwick Group, Ltd.	12,662	4

20

* #	Triad Guaranty, Inc.	95,939	146,787
	Trico Bancshares	150,603	2,475,913
#	TrustCo Bank Corp. (NY)	535,137	5,233,640
#	Umpqua Holdings Corp.	182,880	2,553,005
*	Unico American Corp.	114,100	952,735
	Union Bankshares Corp.	120,442	2,735,238
	Union Bankshares, Inc.	9,882	197,344
*	United America Indemnity, Ltd.	54,564	830,464
	United Bancshares, Inc.	4,692	53,395
*	United Capital Corp.	90,008	2,230,398
#	United Community Banks, Inc.	18,500	217,560
	United Community Financial Corp.	263,953	952,870
	United Financial Bancorp, Inc.	51,584	659,759
	United Fire & Casualty Co.	81,501	2,423,840
*	United PanAm Financial Corp.	150,147	557,045
#	United Security Bancshares (CA)	88,454	1,279,929
	United Western Bancorp, Inc.	35,127	381,830
	Unity Bancorp, Inc.	31,871	182,621
	Universal Insurance Holdings, Inc.	106,081	395,682
#	Univest Corporation of Pennsylvania	99,127	2,863,779
	ViewPoint Financial Group	54,276	889,584
#	Vineyard National Bancorp Co.	91,127	61,055
* #	Virginia Commerce Bancorp, Inc.	257,461	1,359,394
	VIST Financial Corp.	8,627	116,464
*	Waccamaw Bankshares, Inc.	9,973	64,824
	Wainwright Bank & Trust Co.	12,087	107,695
	Washington Banking Co.	71,095	654,074
	Washington Trust Bancorp, Inc.	132,221	3,248,670
*	Waterstone Financial, Inc.	64,480	633,838
	Wayne Savings Bancshares, Inc.	1,789	17,300
	Wesbanco, Inc.	244,944	6,069,712
#	West Bancorporation	169,596	2,057,199
	West Coast Bancorp	149,461	1,641,082
* #	Western Alliance Bancorp	16,500	214,500
	Westwood Holdings Group, Inc.	68,070	3,274,167
*	White River Capital, Inc.	2,922	46,021
	Willow Financial Bancorp, Inc.	146,353	1,451,822
#	Wilshire Bancorp, Inc.	264,376	3,587,582
*	Wilshire Enterprises, Inc.	130,375	479,780
	Wintrust Financial Corp.	96,528	2,244,276
*	World Acceptance Corp.	177,000	6,906,540
#	WSB Holdings, Inc.	44,668	218,873
	WSFS Financial Corp.	12,200	652,334
	WVS Financial Corp.	3,295	52,555
#	Yadkin Valley Financial Corp.	16,400	268,140
* #	ZipRealty, Inc.	117,880	533,996
Total Financials			626,703,664

Health Care — (12.8%)
*	A.D.A.M., Inc.	11,300	73,337
* #	Abaxis, Inc.	200,562	3,989,178
* #	Abiomed, Inc.	269,889	4,863,400
* #	Acadia Pharmaceuticals, Inc.	342,908	874,415
*	Accelr8 Technology Corp.	27,482	106,768
*	Accelrys, Inc.	265,239	1,360,676

21

* #	Accentia Biopharmaceuticals, Inc.	56,286	44,466
* #	Access Pharmaceuticals, Inc.	15,200	47,120
* #	Achillion Pharmaceuticals, Inc.	147,200	385,664
* #	Acorda Therapeutics, Inc.	31,787	894,804
* #	Acusphere, Inc.	150,891	65,034
*	Adolor Corp.	294,513	960,112
* #	Advanced Life Sciences Holdings, Inc.	280,200	313,824
* #	ADVENTRX Pharmaceuticals, Inc.	511,200	143,187
*	Affymax, Inc.	8,129	152,337
* #	Air Methods Corp.	117,580	3,394,535
* #	Akorn, Inc.	714,437	3,465,019
*	Albany Molecular Research, Inc.	326,551	5,691,784
* #	Alexza Pharmaceuticals, Inc.	78,576	417,239
* #	Align Technology, Inc.	73,468	958,023
*	Alliance Imaging, Inc.	473,700	5,499,657
*	Allied Healthcare International, Inc.	352,871	801,017
*	Allied Healthcare Products, Inc.	65,800	416,185
*	Allion Healthcare, Inc.	75,516	521,816
*	Allos Therapeutics, Inc.	651,602	6,079,447
*	Allscripts Healthcare Solutions, Inc.	54,667	783,925
* #	Almost Family, Inc.	29,219	1,320,991
* #	Alteon, Inc.	4,418	7,069
*	Altus Pharmaceuticals, Inc.	22,200	35,298
* #	Amag Pharmaceuticals, Inc.	119,140	4,609,527
*	America Services Group, Inc.	99,692	1,080,661
*	American Caresource Holding, Inc.	5,254	42,400
*	American Claims Evaluation, Inc.	3,100	3,534
*	American Dental Partners, Inc.	123,120	1,539,000
*	American Shared Hospital Services	35,563	99,576
*	AMICAS, Inc.	434,714	1,273,712
*	AMN Healthcare Services, Inc.	332,900	6,325,100
*	Amsurg Corp.	297,081	8,053,866
*	Anadys Pharmaceuticals, Inc.	8,196	21,637
	Analogic Corp.	128,346	8,689,024
*	Anesiva, Inc.	107,121	234,595
*	Angeion Corp.	1,294	6,664
*	AngioDynamics, Inc.	170,383	2,799,393
*	Anika Therapeutics, Inc.	104,533	891,666
* #	Antigenics, Inc.	429,428	747,205
*	AP Pharma, Inc.	48,350	71,074
*	Apria Healthcare Group, Inc.	67,515	1,335,447
*	Aradigm Corp.	29,208	18,985
* #	Arcadia Resources, Inc.	126,700	34,209
* #	Ardea Biosciences, Inc.	50,457	672,087
* #	Arena Pharmaceuticals, Inc.	598,979	3,635,803
* #	Ariad Pharmaceuticals, Inc.	631,834	1,965,004
* #	Arqule, Inc.	388,417	1,367,228
* #	Array BioPharma, Inc.	395,379	3,230,246
*	Arrhythmia Research Technology, Inc.	26,575	136,994
* #	Aspect Medical Systems, Inc.	216,544	1,132,525
*	Assisted Living Concepts, Inc.	192,260	1,361,201
* #	AtheroGenics, Inc.	358,831	233,240
*	AtriCure, Inc.	38,486	394,481
#	Atrion Corp.	18,901	2,178,907
*	ATS Medical, Inc.	226,618	670,789

22

*	Avalon Pharmaceuticals, Inc.	74,342	40,896
*	AVANIR Pharmaceuticals Class A	314,452	277,032
* #	AVANT Immunotherapeutics, Inc.	63,273	875,066
* #	AVI BioPharma, Inc.	482,772	540,705
*	Avigen, Inc.	262,088	1,069,319
*	Bioanalytical Systems, Inc.	30,040	145,994
* #	BioCryst Pharmaceuticals, Inc.	285,900	963,483
*	Bio-Imaging Technologies, Inc.	150,975	1,194,212
* #	BioLase Technology, Inc.	230,885	591,066
*	BioMimetic Therapeutics, Inc.	77,565	893,549
*	Bio-Reference Laboratories, Inc.	134,668	3,815,144
* #	BioSante Pharmaceuticals, Inc.	227,470	1,176,020
*	BioScrip, Inc.	356,462	1,432,977
*	BioSphere Medical, Inc.	173,307	726,156
*	Bovie Medical Corp.	158,799	1,159,233
*	Bruker BioSciences Corp.	56,381	870,523
* #	BSD Medical Corp.	208,291	1,655,913
* #	Cadence Pharmaceuticals, Inc.	59,929	593,896
*	Caliper Life Sciences, Inc.	463,931	1,387,154
	Cambrex Corp.	279,840	1,816,162
*	Candela Corp.	224,956	688,365
*	Cantel Medical Corp.	149,670	1,435,335
*	Capital Senior Living Corp.	261,688	2,059,485
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,214,368
*	Cardiac Science Corp.	187,226	1,919,066
* #	Cardica, Inc.	51,583	419,886
*	CardioDynamics International Corp.	34,800	47,676
*	Cardiotech International, Inc.	174,860	85,699
* #	Cardium Therapeutics, Inc.	2,100	4,305
*	CAS Medical Systems, Inc.	997	3,320
* #	Catalyst Pharmaceutical Partners, Inc.	9,756	40,097
* #	Cell Genesys, Inc.	632,533	619,882
* #	Cell Therapeutics, Inc.	118,819	27,447
*	Centene Corp.	9,200	207,736
*	Cerus Corp.	283,024	1,262,287
*	Chad Therapeutics, Inc.	23,000	4,715
*	Clarient, Inc.	44,200	95,030
* #	Cleveland Biolabs, Inc.	4,100	20,418
* #	Clinical Data, Inc.	140,074	2,315,423
* #	Columbia Laboratories, Inc.	434,462	1,585,786
* #	Combimatrix Corp.	20,245	290,718
*	Combinatorx, Inc.	277,918	878,221
	Computer Programs & Systems, Inc.	100,981	2,739,615
* #	Conceptus, Inc.	282,206	4,769,281
*	Conmed Corp.	266,279	8,510,277
*	Continucare Corp.	10,250	26,035
* #	Corcept Therapeutics, Inc.	199,501	371,072
* #	Cortex Pharmaceuticals, Inc.	243,740	224,241
*	Corvel Corp.	139,347	4,056,391
*	CPEX Pharmaceuticals, Inc.	20,495	338,372
* #	Critical Therapeutics, Inc.	279,384	72,640
*	Cross Country Healthcare, Inc.	304,069	4,764,761
*	CryoLife, Inc.	247,429	3,904,430
*	CuraGen Corp.	533,496	512,156
*	Curis, Inc.	404,216	703,336

23

* #	Cutera, Inc.	129,828	1,450,179
* #	CV Therapeutics, Inc.	523,992	6,020,668
* #	Cyberonics, Inc.	250,000	5,362,500
* #	Cyclacel Pharmaceuticals, Inc.	196,819	330,656
*	Cynosure, Inc. Class A	70,655	1,750,831
* #	Cypress Bioscience, Inc.	340,354	2,334,828
*	Cytokinetics, Inc.	88,442	459,898
*	Cytomedix, Inc.	66,200	50,974
* #	Cytori Therapeutics, Inc.	144,413	922,799
* #	CytRx Corp.	6,400	3,840
	Datascope Corp.	151,010	7,550,500
	Daxor Corp.	46,300	851,920
*	Del Global Technologies Corp.	157,042	235,563
* #	Dendreon Corp.	687,460	4,042,265
* #	DepoMed, Inc.	453,448	1,981,568
* #	Dexcom, Inc.	229,688	1,580,253
*	Dialysis Corporation of America	36,951	290,804
*	Digirad Corp.	75,285	118,950
* #	Discovery Laboratories, Inc.	733,463	1,466,926
*	Durect Corp.	661,389	3,505,362
*	DUSA Pharmaceuticals, Inc.	158,876	263,734
* #	Dyax Corp.	580,767	2,787,682
*	Dynacq Healthcare, Inc.	67,234	326,085
* #	Dynavax Technologies Corp.	369,482	605,950
* #	Elite Pharmaceuticals, Inc.	170,713	39,264
*	Emageon, Inc.	122,926	296,252
*	Emergent Biosolutions, Inc.	84,404	1,169,839
* #	Emeritus Corp.	209,968	4,665,489
*	Emisphere Technologies, Inc.	254,928	930,487
*	Encision, Inc.	3,700	6,290
* #	Endocare, Inc.	23,766	58,227
*	Endologix, Inc.	411,756	1,119,976
*	Entremed, Inc.	493,456	231,924
* #	Enzo Biochem, Inc.	337,687	4,373,047
* #	Enzon Pharmaceuticals, Inc.	226,800	2,052,540
* #	Epicept Corp.	35,693	22,487
*	EPIX Pharmaceuticals, Inc.	298,596	528,515
*	eResearch Technology, Inc.	532,178	7,179,081
*	etrials Worldwide, Inc.	92,049	138,073
*	Evotec AG Sponsored ADR	140,285	568,154
* #	Exact Sciences Corp.	264,863	283,403
*	Exactech, Inc.	100,152	2,590,932
* #	Exelixis, Inc.	465,852	2,650,698
* #	Farville, Inc.	12,443	659
*	Five Star Quality Care, Inc.	316,616	1,272,796
* #	Genaera Corp.	29,683	33,542
* #	Genitope Corp.	336,125	16,806
* #	Genomic Health, Inc.	192,364	4,299,335
* #	Genta, Inc.	141,120	47,981
*	Gentiva Health Services, Inc.	273,736	7,618,073
* #	GenVec, Inc.	701,062	960,455
* #	Geron Corp.	721,387	3,311,166
*	Greatbatch, Inc.	219,343	5,356,356
*	GTC Biotherapeutics, Inc.	134,253	65,113
* #	GTx, Inc.	169,636	3,004,254

24

* #	Halozyme Therapeutics, Inc.	329,900	2,573,220
* #	Hana Biosciences, Inc.	37,579	19,917
*	Hanger Orthopedic Group, Inc.	178,800	3,027,084
*	Harvard Bioscience, Inc.	302,596	1,385,890
*	Health Grades, Inc.	139,095	463,186
*	HealthAxis, Inc.	5,710	2,627
*	HealthStream, Inc.	212,266	609,203
*	HealthTronics, Inc.	325,205	1,372,365
* #	Hemispherx Biopharma, Inc.	550,400	357,760
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,028,592
* #	HMS Holdings Corp.	231,922	5,749,346
* #	Hollis-Eden Pharmaceuticals, Inc.	227,168	381,642
*	Home Diagnostics, Inc.	12,983	134,114
	Hooper Holmes, Inc.	672,769	1,029,337
*	Human Genome Sciences, Inc.	56,023	415,130
* #	Hythiam, Inc.	120,071	259,353
*	IBioPharma, Inc.	116,875	187,000
* #	Icagen, Inc.	19,600	27,832
*	ICU Medical, Inc.	137,591	4,178,639
* #	Idenix Pharmaceuticals, Inc.	195,142	1,586,504
* #	Idera Pharmaceuticals, Inc.	154,651	2,260,998
* #	IDM Pharma, Inc.	91,812	332,359
*	I-Flow Corp.	233,186	2,287,555
*	Immtech International, Inc.	141,446	94,769
*	Immunicon Corp.	251,597	15,096
* #	ImmunoGen, Inc.	412,276	2,218,045
* #	Immunomedics, Inc.	663,327	1,432,786
* #	IMPATH Bankruptcy Liquidating Trust	70,200	18,252
*	Implant Sciences Corp.	99,817	101,813
*	Incyte Corp.	823,007	8,419,362
* #	Indevus Pharmaceuticals, Inc.	681,291	1,498,840
*	Infinity Pharmaceuticals, Inc.	148,385	1,093,597
*	Inhibitex, Inc.	97,500	59,475
*	Inovio Biomedical Corp.	366,304	351,652
*	Insite Vision, Inc.	99,217	53,577
* #	Insmed, Inc.	119,993	57,597
*	Inspire Pharmaceuticals, Inc.	427,333	1,922,998
*	IntegraMed America, Inc.	76,638	626,132
*	Interleukin Genetics, Inc.	91,221	91,221
* #	InterMune, Inc.	309,720	5,875,388
* #	Interpharm Holdings, Inc.	139,900	1,819
* #	Introgen Therapeutics, Inc.	401,004	372,934
	Invacare Corp.	256,974	6,534,849
* #	Iridex Corp.	75,054	300,216
*	IRIS International, Inc.	177,276	3,283,152
* #	Isolagen, Inc.	338,100	453,054
*	IsoRay, Inc.	4,000	3,600
* #	Ista Pharmaceuticals, Inc.	292,733	526,919
*	IVAX Diagnostics, Inc.	44,400	26,640
* #	Javelin Pharmaceuticals, Inc.	395,170	1,102,524
* #	Kendle International, Inc.	141,840	7,013,988
*	Kensey Nash Corp.	122,700	4,418,427
*	Keryx Biopharmaceuticals, Inc.	397,094	210,460
	Kewaunee Scientific Corp.	22,706	317,203
*	La Jolla Pharmaceutical Co.	363,497	643,390

25

	Landauer, Inc.	89,595	5,846,970
*	Langer, Inc.	18,400	18,400
*	Lannet Co., Inc.	208,170	718,186
#	LCA-Vision, Inc.	122,391	690,285
*	Lexicon Pharmaceuticals, Inc.	1,096,915	2,040,262
*	LHC Group, Inc.	120,710	3,516,282
*	Ligand Pharmaceuticals, Inc. Class B	352,139	1,190,230
*	Lipid Sciences, Inc.	188,800	66,080
*	Luminex Corp.	292,726	7,461,586
*	Magyar Bancorp, Inc.	15,118	139,841
* #	Mannkind Corp.	58,738	190,899
* #	Martek Biosciences Corp.	36,497	1,219,365
*	Matrixx Initiatives, Inc.	93,800	1,662,136
*	Maxygen, Inc.	359,381	1,771,748
* #	MDRNA, Inc.	197,420	150,039
*	MedCath Corp.	219,005	4,658,236
*	Medical Action Industries, Inc.	154,955	2,040,757
*	Medical Staffing Network Holdings, Inc.	227,000	610,630
* #	MediciNova, Inc.	300	1,155
* #	Medivation, Inc.	127,336	3,156,659
*	MEDTOX Scientific, Inc.	79,672	1,392,667
*	Memory Pharmaceuticals Corp.	270,823	89,399
*	Memry Corp.	287,100	717,750
	Merge Healthcare, Inc.	221,137	278,633
*	Merit Medical Systems, Inc.	262,180	5,075,805
*	Metabasis Therapeutics, Inc.	290,653	435,980
*	Metropolitan Health Networks, Inc.	468,252	1,039,519
* #	Micromet, Inc.	144,972	903,176
*	Micrus Endovascular Corp.	117,071	1,475,095
* #	MiddleBrook Pharmaceuticals, Inc.	391,623	814,576
* #	Milestone Scientific, Inc.	27,100	18,970
* #	Minrad International, Inc.	434,568	730,074
* #	Molecular Insight Pharmaceuticals, Inc.	2,758	23,553
* #	Molina Healthcare, Inc.	105,756	3,328,141
* #	Momenta Pharmaceuticals, Inc.	154,542	2,216,132
* #	Monogram Biosciences, Inc.	789,657	655,415
*	MTS Medication Technologies	43,048	239,993
* #	MWI Veterinary Supply, Inc.	96,120	3,786,167
*	Nabi Biopharmaceuticals	598,665	3,448,310
* #	Nanogen, Inc.	298,367	98,461
*	National Dentex Corp.	42,932	406,137
#	National Healthcare Corp.	103,884	5,191,083
#	National Research Corp.	66,313	2,122,016
* #	Natus Medical, Inc.	212,592	5,229,763
* #	Nektar Therapeutics	172,154	683,451
*	Neogen Corp.	135,771	3,539,550
* #	Neopharm, Inc.	252,632	101,053
*	Neose Technologies, Inc.	374,618	131,116
*	Neurobiological Technologies, Inc.	2,085	2,502
*	Neurocrine Biosciences, Inc.	368,927	1,907,353
* #	Neurogen Corp.	358,098	107,429
*	Neurometric, Inc.	109,772	124,042
* #	Nighthawk Radiology Holdings, Inc.	193,227	1,648,226
* #	NitroMed, Inc.	365,125	292,100
*	NMT Medical, Inc.	118,700	462,930

26

*	North American Scientific, Inc.	19,900	8,756
* #	Northfield Laboratories, Inc.	243,732	119,429
*	Northstar Neuroscience, Inc.	68,280	116,759
* #	Novacea, Inc.	32,536	76,460
* #	NovaMed, Inc.	219,315	982,531
* #	Novavax, Inc.	556,245	1,535,236
* #	Noven Pharmaceuticals, Inc.	240,127	2,965,568
*	NOVT Corp.	19,302	26,058
* #	NPS Pharmaceuticals, Inc.	440,805	3,570,521
*	Nutraceutical International Corp.	107,037	1,314,414
* #	Nutrition 21, Inc.	1,085	477
* #	Nuvelo, Inc.	354,782	175,617
* #	NxStage Medical, Inc.	231,040	877,952
*	Occulogix, Inc.	12,798	1,534
*	Odyssey Healthcare, Inc.	330,171	3,215,866
* #	Omnicell, Inc.	284,303	4,364,051
* #	Omrix Biopharmaceuticals, Inc.	113,586	2,612,478
* #	OncoGenex Pharmaceutical, Inc.	720	4,183
*	Opexa Therapeutics, Inc.	21,985	45,509
* #	Optimer Pharmaceuticals, Inc.	58,401	464,872
* #	OraSure Technologies, Inc.	452,018	2,255,570
*	Orchid Cellmark, Inc.	287,604	940,465
*	Ore Pharmaceuticals, Inc.	51,932	64,396
*	Orthologic Corp.	336,100	282,324
* #	Oscient Pharmaceuticals Corp.	95,072	108,382
* #	Osiris Therapeutics, Inc.	69,652	1,069,855
*	Osteotech, Inc.	170,725	892,892
*	Oxigene, Inc.	276,040	358,852
* #	Pain Therapeutics, Inc.	410,909	3,841,999
* #	PainCare Holdings, Inc.	372,904	7,831
*	Palatin Technologies, Inc.	325,781	45,609
* #	Palomar Medical Technologies, Inc.	177,971	2,575,240
* #	Panacos Pharmaceuticals, Inc.	456,566	232,849
*	Par Pharmaceutical Companies, Inc.	270,260	3,848,502
*	PDI, Inc.	131,394	978,885
* #	Penwest Pharmaceuticals Co.	209,134	771,704
*	Pharmacopia, Inc.	107,800	226,380
*	Pharmanet Development Group, Inc.	181,781	4,744,484
*	Phase Forward, Inc.	177,674	3,432,662
*	PHC, Inc.	26,839	66,561
* #	PhotoMedex, Inc.	152,162	77,603
*	Pipex Pharmaceuticals, Inc.	9,600	6,240
* #	Poniard Pharmaceuticals, Inc.	16	77
* #	Pozen, Inc.	288,796	3,326,930
* #	Progenics Pharmaceuticals, Inc.	252,425	3,468,320
*	Prospect Medical Holdings, Inc.	32,100	72,225
*	Providence Service Corp.	108,845	1,394,304
* #	ProxyMed, Inc.	121,529	2,431
	Psychemedics Corp.	50,095	771,463
*	QuadraMed Corp.	83,301	748,876
* #	Questcor Pharmaceuticals, Inc.	343,109	1,873,375
*	Quidel Corp.	307,000	6,001,850
*	Quigley Corp.	72,152	375,912
* #	RadNet, Inc.	195,206	1,214,181
*	Regeneration Technologies, Inc.	302,085	2,833,557

27

* #	RegeneRx Biopharmaceuticals, Inc.	16,459	20,574
*	RehabCare Group, Inc.	158,700	2,910,558
*	Repligen Corp.	323,173	1,735,439
* #	Repros Therapeutics, Inc.	106,040	883,313
*	Res-Care, Inc.	263,391	5,067,643
*	Retractable Technologies, Inc.	33,500	51,255
* #	Rigel Pharmaceuticals, Inc.	240,963	5,701,185
* #	Rochester Medical Corp.	101,576	1,370,260
* #	Rockwell Medical Technologies, Inc.	23,956	119,540
* #	Rotech Healthcare, Inc.	10,968	768
* #	Rural/Metro Corp.	110,300	215,085
*	RXi Pharmaceuticals Corp.	319	2,134
* #	Salix Pharmaceuticals, Ltd.	452,529	3,077,197
* #	Sangamo BioSciences, Inc.	343,507	3,431,635
*	Santarus, Inc.	497,219	1,163,492
* #	Savient Pharmaceuticals, Inc.	185,995	4,227,666
* #	SciClone Pharmaceuticals, Inc.	452,990	674,955
#	Sciele Pharma, Inc.	344,976	6,647,688
* #	SCOLR Pharma, Inc.	84,300	85,986
*	Seattle Genetics, Inc.	557,925	6,220,864
*	Senesco Technologies, Inc.	23,100	30,030
*	Senomyx, Inc.	278,963	1,171,645
*	SenoRx, Inc.	1,900	11,533
* #	Sequenom, Inc.	220,491	5,011,760
*	SeraCare Life Sciences, Inc.	127,485	478,069
* #	Signalife, Inc.	25,700	1,542
*	Somanetics Corp.	124,105	3,077,804
* #	Somaxon Pharmaceuticals, Inc.	98,416	456,650
*	Sonic Innovations, Inc.	257,476	769,853
* #	SonoSite, Inc.	161,570	5,461,066
	Span-American Medical System, Inc.	36,600	469,944
*	Spectranetics Corp.	286,611	2,304,352
* #	Spectrum Pharmaceuticals, Inc.	255,548	436,987
*	SRI/Surgical Express, Inc.	46,400	178,640
* #	Staar Surgical Co.	227,575	1,244,835
* #	StemCells, Inc.	764,823	933,084
* #	Stereotaxis, Inc.	288,784	1,983,946
*	Strategic Diagnostics, Inc.	204,017	491,681
*	Sun Healthcare Group, Inc.	420,360	7,225,988
*	Sunesis Pharmaceuticals, Inc.	23,900	37,762
*	SunLink Health Systems, Inc.	33,465	97,049
* #	SuperGen, Inc.	545,346	910,728
* #	SurModics, Inc.	180,264	7,024,888
*	Symmetry Medical, Inc.	269,982	4,646,390
*	Synovis Life Technologies, Inc.	119,202	2,617,676
* #	Synta Pharmaceuticals Corp.	19,520	172,947
*	Targacept, Inc.	31,229	285,745
* #	Telik, Inc.	142,343	95,370
*	Tercica, Inc.	234,266	2,091,995
*	Theragenics Corp.	280,300	939,005
*	Thoratec Corp.	229,282	6,108,072
*	Threshold Pharmaceuticals, Inc.	33,753	62,443
*	Titan Pharmaceuticals, Inc.	382,520	153,008
*	Torreypines Therapeutics, Inc.	1,500	870
*	Transcend Services, Inc.	1,462	18,611

28

#	Trimeris, Inc.	205,654	834,955
*	U.S. Physical Therapy, Inc.	118,606	2,349,585
*	Urologix, Inc.	123,100	217,887
*	Uroplasty, Inc.	41,537	112,150
	Utah Medical Products, Inc.	53,100	1,508,040
*	Vanda Pharmaceuticals, Inc.	53,900	60,368
*	Vascular Solutions, Inc.	150,435	1,256,132
*	Vaxgen, Inc.	59,100	41,666
*	Vermillion, Inc.	19,960	28,942
*	Via Pharmaceuticals, Inc.	240	384
* #	Vical, Inc.	383,982	1,232,582
* #	ViroPharma, Inc.	267,832	3,923,739
* #	Vision-Sciences, Inc.	23,250	95,093
* #	Vital Images, Inc.	166,379	2,612,150
	Vital Signs, Inc.	129,553	9,567,489
*	Vivus, Inc.	585,337	4,946,098
*	Vnus Medical Technologies	66,469	1,473,618
* #	Volcano Corp.	178,364	3,276,547
*	Wright Medical Group, Inc.	240,961	7,419,189
*	XOMA, Ltd.	17,000	35,190
	Young Innovations, Inc.	77,342	1,584,738
* #	Zila, Inc.	237,599	78,408
*	Zoll Medical Corp.	196,158	6,820,414
* #	Zymogenetics, Inc.	288,541	2,406,432
Total Health Care			656,708,227

Industrials — (14.3%)
* #	3-D Systems Corp.	176,164	2,152,724
*	A. T. Cross Co. Class A	140,470	1,002,956
#	AAON, Inc.	212,587	4,540,858
*	Acco Brands Corp.	177,655	1,508,291
*	Accuride Corp.	301,683	440,457
	Aceto Corp.	228,797	1,953,926
*	Active Power, Inc.	442,143	336,029
	Administaff, Inc.	113,778	3,117,517
*	AeroCentury Corp.	7,766	99,094
*	Aerosonic Corp.	34,700	83,280
*	Aerovironment, Inc.	76,348	2,554,604
*	Air Transport Services Group, Inc.	581,006	575,196
* #	Airtran Holdings, Inc.	507,303	1,217,527
	Alamo Group, Inc.	90,749	1,899,377
*	Alaska Air Group, Inc.	57,500	1,208,075
	Albany International Corp. Class A	900	27,603
*	Allegiant Travel Co.	16,968	526,178
* #	Allied Defense Group, Inc.	51,940	371,371
*	Altra Holdings, Inc.	91,980	1,654,720
	American Ecology Corp.	176,798	5,738,863
*	American Locker Group, Inc.	32,200	107,065
#	American Railcar Industries, Inc.	77,657	1,258,820
*	American Reprographics Co.	132,051	2,338,623
#	American Science & Engineering, Inc.	89,984	6,010,931
* #	American Superconductor Corp.	264,474	6,498,126
#	American Woodmark Corp.	154,920	3,680,899
	Ameron International Corp.	79,595	9,301,472
	Ampco-Pittsburgh Corp.	86,200	3,744,528

29

* #	Amrep Corp.	65,210	3,521,340
*	APAC Customer Services, Inc.	495,143	1,109,120
	Apogee Enterprises, Inc.	280,770	5,615,400
* #	Applied Energetics, Inc.	781,939	1,125,992
	Applied Signal Technologies, Inc.	122,704	2,030,751
*	Argan, Inc.	6,919	117,623
*	Argon ST, Inc.	216,502	5,406,055
#	Arkansas Best Corp.	162,953	5,641,433
* #	Arotech Corp.	99,723	145,596
	Art’s-Way Manufacturing Co., Inc.	200	2,626
* #	Astec Industries, Inc.	198,740	6,836,656
*	Astronics Corp.	67,236	1,633,162
*	Avalon Holding Corp. Class A	20,575	88,473
*	Axsys Technologies, Inc.	101,363	6,885,589
* #	AZZ, Inc.	119,452	5,190,189
#	Badger Meter, Inc.	249,540	11,488,822
*	Baker (Michael) Corp.	85,237	2,950,905
*	Baldwin Technology Co., Inc. Class A	131,900	416,804
	Barrett Business Services, Inc.	110,289	1,599,191
*	Beacon Roofing Supply, Inc.	188,843	3,074,364
*	Blount International, Inc.	456,000	5,754,720
#	BlueLinx Holdings, Inc.	260,684	1,879,532
	Bowne & Co., Inc.	214,283	2,592,824
*	Breeze-Eastern Corp.	94,300	1,001,466
#	Briggs & Stratton Corp.	69,100	1,036,500
*	BTU International, Inc.	86,300	844,877
* #	Builders FirstSource, Inc.	326,290	1,654,290
*	Butler International, Inc.	69,690	29,270
#	C&D Technologies, Inc.	230,400	1,771,776
* #	CAI International, Inc.	9,142	135,302
* #	Cano Petroleum, Inc.	213,572	677,023
* #	Capstone Turbine Corp.	905,071	2,461,793
#	Cascade Corp.	123,134	6,388,192
*	Casella Waste Systems, Inc. Class A	238,977	3,180,784
* #	CBIZ, Inc.	681,623	5,793,796
	CDI Corp.	198,022	4,970,352
*	CECO Environmental Corp.	121,676	579,178
*	Celadon Group, Inc.	225,065	2,896,587
* #	Cenveo, Inc.	78,500	814,045
	Champion Industries, Inc.	96,894	453,464
*	Channell Commercial Corp.	24,400	9,272
	Chase Corp.	82,025	1,419,033
	Chicago Rivet & Machine Co.	20,000	419,000
	CIRCOR International, Inc.	106,080	6,392,381
* #	Coleman Cable, Inc.	12,316	144,713
*	Columbus McKinnon Corp.	184,400	5,032,276
*	Comforce Corp.	80,066	162,534
	Comfort Systems USA, Inc.	400,300	6,100,572
*	Commercial Vehicle Group, Inc.	211,435	2,165,094
*	Competitive Technologies, Inc.	102,100	255,250
	CompX International, Inc.	12,016	87,717
*	COMSYS IT Partners, Inc.	190,136	2,251,210
*	Conrad Industries, Inc.	18,700	233,750
* #	Consolidated Graphics, Inc.	123,797	4,811,989
*	Cornell Companies, Inc.	106,200	2,881,206

30

*	Corrpro Companies, Inc.	42,175	55,249
* #	CoStar Group, Inc.	53,889	2,845,878
*	Covanta Holding Corp.	1	21
*	Covenant Transport Group Class A	91,000	399,490
*	CPI Aerostructures, Inc.	47,933	385,861
*	CRA International, Inc.	115,855	4,621,456
	Cubic Corp.	76,997	2,132,047
*	Devcon International Corp.	29,000	20,300
	Diamond Management & Technology Consultants, Inc.	311,934	1,865,365
*	Distributed Energy Systems Corp.	270,111	8,644
* #	Document Securities Systems, Inc.	132,096	653,875
* #	Double Eagle Petroleum Co.	32,973	536,141
	Ducommun, Inc.	99,023	2,621,139
*	DXP Enterprises, Inc.	33,666	1,987,977
*	Dynamex, Inc.	104,998	3,095,341
	Dynamic Materials Corp.	111,300	3,424,701
*	Eagle Test Systems, Inc.	121,798	1,727,096
	Eastern Co.	58,220	852,923
	Ecology & Environment, Inc. Class A	19,432	205,979
	Electro Rent Corp.	238,205	3,244,352
#	Encore Wire Corp.	219,225	4,180,621
* #	Ener1, Inc.	83,406	622,209
* #	Energy Focus, Inc.	103,463	255,554
*	EnerSys	17,948	504,698
* #	ENGlobal Corp.	247,000	4,275,570
	Ennis, Inc.	252,058	4,161,478
*	EnPro Industries, Inc.	197,900	8,341,485
*	Environmental Tectonics Corp.	60,400	135,900
	Espey Manufacturing & Electronics Corp.	41,000	889,700
*	Evercel, Inc.	2,566	2,104
* #	Exide Technologies	163,098	2,012,629
*	Exponent, Inc.	145,900	4,487,884
*	ExpressJet Holdings, Inc.	497,400	99,480
*	EXX, Inc. Class A	16,814	50,022
*	EXX, Inc. Class B	3,405	10,556
	Federal Signal Corp.	467,647	7,496,381
*	First Aviation Services, Inc.	1,700	3,043
* #	Flanders Corp.	254,700	1,785,447
* #	Flow International Corp.	338,092	2,295,645
* ●	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	3,680
	Forward Air Corp.	180,225	6,360,140
#	Franklin Electric Co., Inc.	97,027	4,201,269
	Freightcar America, Inc.	76,750	2,837,448
* #	Frontier Airlines Holdings, Inc.	278,557	77,996
	Frozen Food Express Industries, Inc.	161,875	979,344
* #	Fuel Tech, Inc.	85,639	1,570,619
* #	FuelCell Energy, Inc.	625,050	4,337,847
*	Furmanite Corp.	332,038	3,954,573
	G & K Services, Inc. Class A	149,828	5,167,568
* #	Gehl Co.	114,303	1,722,546
#	Gencorp, Inc.	555,400	4,337,674
	General Employment Enterprises, Inc.	21,900	13,359
*	GeoEye, Inc.	146,037	3,614,416
*	GeoPetro Resources Co.	2,826	6,500

31

*	Global Cash Access, Inc.	243,824	1,460,506
*	Global Payment Technologies, Inc.	35,300	11,296
#	Gorman-Rupp Co.	165,285	6,649,416
*	GP Strategies Corp.	152,856	1,395,575
#	Graham Corp.	32,600	3,044,840
*	Great Lakes Dredge & Dock Corp.	6,771	50,715
#	Greenbrier Companies, Inc.	149,800	3,003,490
*	Griffon Corp.	295,450	3,619,263
	Hardinge, Inc.	102,200	1,649,508
*	Hawaiian Holdings, Inc.	588,481	5,313,983
#	Healthcare Services Group, Inc.	410,100	7,988,748
	Heico Corp. Class A	125,402	3,611,578
#	Heidrick & Struggles International, Inc.	165,119	5,013,013
*	Henry Bros. Electronics, Inc.	29,514	190,365
*	Herley Industries, Inc.	127,372	2,445,542
*	Hill International, Inc.	328,448	6,322,624
*	Hirsch International Corp. Class A	4,550	5,460
	Hi-Shear Technology Corp.	65,001	757,262
#	HNI Corp.	89,500	2,071,030
* #	Hoku Scientific, Inc.	58,424	351,712
#	Horizon Lines, Inc. Class A	49,533	642,938
	Houston Wire & Cable Co.	68,674	1,157,844
* #	HQ Sustainable Maritime Industries, Inc.	61,028	435,130
*	Hudson Highland Group, Inc.	248,195	2,285,876
*	Hudson Technologies, Inc.	20,484	47,933
* #	Hurco Companies, Inc.	63,300	2,052,819
*	Huttig Building Products, Inc.	161,870	351,258
*	ICF International, Inc.	2,400	44,328
*	ICT Group, Inc.	147,645	1,195,925
*	II-VI, Inc.	197,482	8,671,435
* #	Innerworkings, Inc.	178,664	2,118,955
*	Innotrac Corp.	156,400	578,680
* #	Innovative Solutions & Support, Inc.	167,303	1,002,145
*	Insituform Technologies, Inc. Class A	258,860	4,752,670
#	Insteel Industries, Inc.	168,144	2,875,262
* #	Integrated Electrical Services, Inc.	151,776	3,249,524
*	Interline Brands, Inc.	249,015	3,996,691
*	International Shipholding Corp.	62,725	1,270,181
*	Intersections, Inc.	163,946	1,759,141
*	JPS Industries, Inc.	24,500	177,625
*	Kadant, Inc.	108,100	2,534,945
	Kaman Corp. Class A	237,610	7,163,942
	Kelly Services, Inc. Class A	115,467	2,233,132
	Kelly Services, Inc. Class B	118	2,364
*	Kenexa Corp.	247,427	5,722,987
*	Key Technology, Inc.	49,705	1,419,575
*	Kforce, Inc.	401,879	4,292,068
#	Knoll, Inc.	203,329	3,348,829
*	Korn/Ferry International	253,000	4,498,340
* #	K-Tron International, Inc.	54,706	8,139,706
*	L.B. Foster Co. Class A	120,700	4,654,192
	L.S. Starrett Co. Class A	47,611	1,249,313
*	LaBarge, Inc.	211,950	3,130,502
* #	Ladish Co., Inc.	142,155	3,789,852
	Lawson Products, Inc.	71,565	2,155,538

32

* #	Layne Christensen Co.	159,000	8,725,920
*	Learning Tree International, Inc.	161,606	2,406,313
*	LECG Corp.	222,675	1,814,801
*	LGL Group, Inc.	39,334	247,804
*	LMI Aerospace, Inc.	107,266	2,530,405
	LSI Industries, Inc.	260,130	2,244,922
*	Lydall, Inc.	141,300	1,651,797
*	M&F Worldwide Corp.	85,330	3,756,227
*	Mac-Gray Corp.	116,200	1,346,758
*	Magnetek, Inc.	298,299	1,372,175
* ●	MAIR Holdings, Inc.	151,940	226,391
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	—
*	Manitex International, Inc.	6,450	25,413
*	Marten Transport, Ltd.	206,500	4,117,610
*	Maxco, Inc.	18,800	62,980
	McGrath Rentcorp.	246,518	7,025,763
* # ●	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	242,969
*	Media Sciences International, Inc.	11,400	22,173
* #	Medialink Worldwide, Inc.	60,009	12,002
*	Merrimac Industries, Inc.	20,512	110,560
* #	Mesa Air Group, Inc.	331,800	149,310
* #	Metalline Mining Co.	9,600	10,944
#	Met-Pro Corp.	260,261	3,794,605
*	MFRI, Inc.	63,151	711,712
* #	Microvision, Inc.	461,801	1,200,683
* #	Middleby Corp.	200	10,672
* #	Milacron, Inc.	42,943	53,679
*	Millennium Cell, Inc.	118,277	95
*	Miller Industries, Inc.	114,093	954,958
*	Misonix, Inc.	62,750	171,308
* #	Mobile Mini, Inc.	128,085	2,738,457
*	Modtech Holdings, Inc.	156,574	12,526
*	Moore Handley, Inc.	1,500	3,000
	Mueller (Paul) Co.	26,300	1,315,000
#	Multi-Color Corp.	101,404	2,366,769
	NACCO Industries, Inc. Class A	13,080	1,537,423
*	Nashua Corp.	54,500	507,395
*	National Patent Development Corp.	109,400	251,620
	National Technical Systems, Inc.	83,600	417,164
*	Navigant Consulting, Inc.	183,927	3,183,776
* #	NCI Building Systems, Inc.	130,500	4,995,540
*	North America Galvanizing & Coatings, Inc.	112,700	1,154,048
* #	Odyssey Marine Exploration, Inc.	448,045	2,235,745
#	Omega Flex, Inc.	115,650	2,492,258
*	On Assignment, Inc.	350,304	3,310,373
*	Orbit International Corp.	14,582	71,671
*	P.A.M. Transportation Services, Inc.	96,745	1,425,054
	Pacer International, Inc.	142,866	3,011,615
*	Paragon Technologies, Inc.	39,425	224,723
*	Park-Ohio Holdings Corp.	125,525	2,448,993
*	Patrick Industries, Inc.	47,400	327,060
*	Patriot Transportation Holding, Inc.	31,700	2,506,519
*	Pemco Aviation Group Inc	8,074	14,049
*	Perini Corp.	96,230	2,570,303

33

*	PGT, Inc.	25,600	130,560
*	PHH Corp.	61,100	931,775
*	Pike Electric Corp.	146,360	2,758,886
* #	Pinnacle Airlines Corp.	217,187	1,033,810
* #	Plug Power, Inc.	677,284	1,835,440
* #	PMFG, Inc.	129,632	3,468,952
*	Point Blank Solutions, Inc.	399,000	1,097,250
	Portec Rail Products, Inc.	65,593	718,899
*	Powell Industries, Inc.	110,356	4,875,528
* #	Power-One, Inc.	787,298	1,771,421
	Preformed Line Products Co.	33,855	1,853,223
*	PRG-Schultz International, Inc.	53,380	629,350
* #	Protection One, Inc.	26,663	189,307
	Providence & Worcester Railroad Co.	14,952	290,069
* #	Quality Distribution, Inc.	172,513	776,309
	Quixote Corp.	87,303	689,694
#	Raven Industries, Inc.	349,469	15,806,483
*	RBC Bearings, Inc.	163,625	6,535,183
*	RCM Technologies, Inc.	112,993	306,211
*	Republic Airways Holdings, Inc.	386,391	3,338,418
*	Rush Enterprises, Inc. Class A	239,334	3,156,815
*	Rush Enterprises, Inc. Class B	119,386	1,550,824
*	Saia, Inc.	112,832	2,175,401
	Schawk, Inc.	254,089	4,004,443
*	School Specialty, Inc.	207,467	6,327,744
*	Schuff International, Inc.	53,200	1,436,400
	Servidyne, Inc.	19,750	83,345
	Servotronics, Inc.	24,804	302,609
*	SIFCO Industries, Inc.	52,483	535,327
*	Simclar, Inc.	23,400	92,664
*	SL Industries, Inc.	88,385	1,166,682
*	SmartPros, Ltd.	38,973	149,656
*	SPACEHAB, Inc.	6,182	2,844
*	Sparton Corp.	93,971	389,980
*	Spherion Corp.	474,893	2,459,946
*	Spherix, Inc.	135,435	82,615
* #	Spire Corp.	102,842	1,143,603
*	Standard Parking Corp.	190,180	4,151,629
	Standard Register Co.	232,340	2,630,089
	Standex International Corp.	116,377	2,909,425
*	Stanley, Inc.	54,783	1,865,909
*	Sterling Construction Co., Inc.	106,071	1,957,010
#	Sun Hydraulics, Inc.	160,570	5,313,261
	Supreme Industries, Inc.	95,760	375,861
	Sypris Solutions, Inc.	167,114	376,007
	TAL International Group, Inc.	217,127	5,336,982
*	Taleo Corp. Class A	135,254	3,274,499
* #	Taser International, Inc.	595,694	3,872,011
*	Team, Inc.	156,000	5,945,160
*	TeamStaff, Inc.	3,862	10,659
	Tech/Ops Sevcon, Inc.	60,800	383,040
	Technology Research Corp.	57,021	133,999
	Tecumseh Products Co. Class A	123,298	3,253,834
*	Tecumseh Products Co. Class B	4,698	118,906
	Tennant Co.	184,600	5,750,290

34

* #	The Advisory Board Co.	11,844	366,098
	Thomas Group, Inc.	37,879	121,213
#	Titan International, Inc.	325,861	8,713,523
	Todd Shipyards Corp.	56,106	837,102
*	Trailer Bridge, Inc.	42,500	269,875
*	TRC Companies, Inc.	179,330	633,035
	Tredegar Industries, Inc.	337,450	6,681,510
* #	Trex Co., Inc.	144,000	2,671,200
	Triumph Group, Inc.	14,909	816,119
* #	TRM Corp.	153,686	42,264
*	TrueBlue, Inc.	179,721	2,981,571
*	Tufco Technologies, Inc.	6,498	37,364
* #	TurboChef Technologies, Inc.	284,090	1,732,949
	Twin Disc, Inc.	164,400	3,020,028
*	U.S. Home Systems, Inc.	80,559	321,430
* #	Ultralife Corp.	141,146	1,633,059
*	United Stationers, Inc.	61	3,024
	Universal Forest Products, Inc.	76,978	2,528,727
*	Universal Power Group, Inc.	7,810	27,179
*	Universal Security Instruments, Inc.	23,362	149,867
*	Universal Truckload Services, Inc.	71,381	1,758,114
*	UQM Technologies, Inc.	247,770	569,871
*	US Airways Group, Inc.	23,900	202,911
*	USA Truck, Inc.	100,052	1,840,957
* #	Valence Technology, Inc.	67,400	241,966
*	Valpey Fisher Corp.	36,360	152,712
*	Versar, Inc.	79,581	441,675
	Viad Corp.	208,359	6,517,470
#	Vicor Corp.	273,354	2,752,675
*	Volt Information Sciences, Inc.	230,256	3,228,189
	VSE Corp.	50,620	1,856,235
	Wabash National Corp.	301,940	2,623,859
*	WCA Waste Corp.	140,080	700,400
*	Westaff, Inc.	152,017	120,093
*	Willdan Group, Inc.	16,126	59,182
*	Willis Lease Finance Corp.	74,807	926,111
* #	YRC Worldwide, Inc.	42,100	762,010
*	Zareba Systems, Inc.	750	1,796
Total Industrials			729,769,390

Information Technology — (16.0%)
* #	8X8, Inc.	84,000	86,520
* #	Acacia Research-Acacia Technologies	280,483	1,119,127
*	Access Integrated Technologies, Inc.	186,582	311,592
* #	ACI Worldwide, Inc.	130,997	2,373,666
* #	Acme Packet, Inc.	14,894	95,173
*	Acorn Factor, Inc.	86,500	384,925
*	Actel Corp.	247,416	3,409,392
*	ActivIdentity Corp.	433,354	1,161,389
*	Actuate Corp.	598,987	2,557,674
*	Adaptec, Inc.	1,028,638	3,898,538
* #	ADDvantage Technologies Group, Inc.	62,629	196,655
* #	Adept Technology, Inc.	23,888	185,132
*	Advanced Analogic Technologies, Inc.	386,278	1,765,290
*	Advanced Energy Industries, Inc.	407,372	6,570,910

35

* #	Advanced Photonix, Inc.	82,398	156,556
*	Aehr Test Systems	67,700	295,849
*	Aetrium, Inc.	94,699	355,121
	Agilysys, Inc.	169,595	2,206,431
*	Airspan Networks, Inc.	404,222	189,984
* ●	Allen Organ Co.	4,700	42,711
	Alliance Semiconductor Corp.	151,255	146,717
*	Allied Motion Technologies, Inc.	34,580	180,162
*	American Commercial Lines, Inc.	121,037	1,489,965
	American Software, Inc. Class A	277,700	1,649,538
* #	Ampex Corp. Class A	7,565	757
*	Amtech Systems, Inc.	72,344	810,976
* #	Anadigics, Inc.	564,960	1,903,915
*	Analysts International Corp.	190,092	235,714
*	Anaren, Inc.	162,146	1,721,991
*	Ansys, Inc.	84,889	3,764,827
*	Apogee Technology, Inc.	3,300	2,673
* #	Ariba, Inc.	168,785	2,486,203
*	Art Technology Group, Inc.	1,043,954	4,280,211
*	Aruba Networks, Inc.	68,100	428,349
* #	Ascendia Brands, Inc.	109,895	330
*	Astea International, Inc.	21,160	63,903
	Astro-Med, Inc.	68,027	636,733
*	Asyst Technologies, Inc.	476,594	1,963,567
* #	Atari, Inc.	81,814	134,993
	Atlantic Tele-Network, Inc.	65,445	2,190,444
*	ATMI, Inc.	100,140	2,442,415
*	Authentidate Holding Corp.	295,902	171,623
*	Autobytel, Inc.	391,202	457,706
* #	Avanex Corp.	81,059	506,619
* #	Avid Technology, Inc.	66,615	1,548,133
*	Aviza Technology, Inc.	116,068	69,641
*	Avocent Corp.	63,488	1,490,063
*	Aware, Inc.	218,179	689,446
*	Axcelis Technologies, Inc.	1,005,230	4,754,738
*	Axesstel, Inc.	97,500	89,798
*	AXS-One, Inc.	149,900	43,471
*	AXT, Inc.	289,963	1,046,766
* #	Bankrate, Inc.	179,072	5,776,863
	Bel Fuse, Inc. Class A	42,550	1,256,502
	Bel Fuse, Inc. Class B	93,150	2,593,296
*	Bell Industries, Inc.	88,500	13,275
* #	Bell Microproducts, Inc.	228,950	503,690
*	BigBand Networks, Inc.	158,798	557,381
*	Bitstream, Inc.	81,600	488,784
	Black Box Corp.	160,930	5,767,731
*	Blonder Tongue Laboratories, Inc.	76,300	89,653
*	Blue Coat Systems, Inc.	239,874	4,461,656
	Bogen Communications International, Inc.	64,200	312,975
* #	Bookham, Inc.	692,066	1,169,592
*	Borland Software Corp.	698,336	1,298,905
*	Bottomline Technologies, Inc.	243,096	2,800,466
*	Brightpoint, Inc.	9,808	84,447
* #	BroadVision, Inc.	1,336,825	962,514
*	BSQUARE Corp.	95,225	355,189

36

* #	Cabot Microelectronics Corp.	234,301	9,048,705
*	CalAmp Corp.	221,484	442,968
*	California Micro Devices Corp.	209,700	679,428
*	Callidus Software, Inc.	199,706	948,604
*	CallWave, Inc.	182,541	425,321
*	Captaris, Inc.	271,921	1,087,684
*	Cascade Microtech, Inc.	9,900	58,707
#	Cass Information Systems, Inc.	36,620	1,333,700
*	Catalyst Semiconductor, Inc.	149,542	1,012,399
*	Catapult Communications Corp.	127,358	966,647
* #	Cavium Networks, Inc.	133,314	2,278,336
*	Centillium Communications, Inc.	351,310	259,969
*	CEVA, Inc.	187,703	1,783,179
*	Checkpoint Systems, Inc.	83,355	1,774,628
*	Cherokee International Corp.	190,958	553,778
*	Chordiant Software, Inc.	316,181	1,881,277
*	Chyron International Corp.	38,859	229,268
*	Ciber, Inc.	487,964	3,820,758
*	Ciprico, Inc.	49,200	2,017
*	Cirrus Logic, Inc.	866,516	5,381,064
*	Clarus Corp.	138,650	755,643
*	Clearfield, Inc.	41,400	53,820
	CLST Holdings, Inc.	852	307
*	CMGI, Inc.	148,778	1,754,093
#	Cognex Corp.	231,298	4,679,159
	Cohu, Inc.	221,068	3,691,836
*	Comarco, Inc.	72,455	170,994
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,260,960
* #	Commvault Systems, Inc.	61,223	1,032,220
*	Computer Task Group, Inc.	178,200	1,236,708
* #	Concurrent Computer Corp.	62,799	445,245
*	Conexant Systems, Inc.	2,900	17,081
* #	Convera Corp.	415,272	448,494
*	CPI International, Inc.	109,756	1,569,511
*	Cray, Inc.	76,752	430,579
*	Credence Systems Corp.	993,702	1,122,883
*	CSG Systems International, Inc.	146,655	2,771,780
*	CSP, Inc.	78,328	475,451
	CTS Corp.	280,819	3,718,044
*	CVD Equipment Corp.	31,867	135,435
*	Cyberoptics Corp.	86,095	778,299
*	Cybersource Corp.	214,748	3,689,371
* #	Cymer, Inc.	72,380	2,167,057
#	Daktronics, Inc.	169,614	2,973,333
*	Data I/O Corp.	77,000	508,970
*	Datalink Corp.	102,131	603,594
	Dataram Corp.	83,150	200,392
*	DataTRAK International, Inc.	43,350	20,375
*	Datawatch Corp.	18,488	33,833
*	DDi Corp.	83,350	473,428
*	Delphax Technologies, Inc.	51,200	10,240
*	Digi International, Inc.	239,351	2,826,735
*	Digital Angel Corp.	535,300	273,538
*	Ditech Networks, Inc.	316,660	490,823

37

*	DivX, Inc.	3,104	28,495
*	Dot Hill Systems Corp.	415,566	905,934
*	Double-Take Software, Inc.	62,278	816,465
*	DSP Group, Inc.	275,627	2,136,109
* #	DTS, Inc.	179,451	5,772,939
*	Dycom Industries, Inc.	38,322	614,302
*	Dynamics Research Corp.	82,812	742,824
* #	EarthLink, Inc.	780,292	7,272,321
*	Easylink Services International Corp.	13,900	52,403
* #	Ebix, Inc.	100	10,956
* #	Echelon Corp.	399,433	5,196,623
*	EDCI Holdings, Inc.	62,230	258,881
*	EDGAR Online, Inc.	230,999	522,058
*	Edgewater Technology, Inc.	87,868	434,947
*	EFJohnson Technologies, Inc.	228,174	410,713
*	Elecsys Corp.	29,355	199,761
*	Electro Scientific Industries, Inc.	285,786	4,083,882
*	Electroglas, Inc.	192,800	287,272
*	Electronics for Imaging, Inc.	9,840	163,246
	Electro-Sensors, Inc.	3,450	16,560
* #	Elixir Gaming Technologies, Inc.	827,744	347,652
* #	eLoyalty Corp.	84,791	416,324
* #	EMCORE Corp.	459,541	2,844,559
*	EMS Technologies, Inc.	151,599	3,561,061
*	En Pointe Technologies, Inc.	57,200	124,696
*	Endwave Corp.	111,900	671,400
* #	Enliven Marketing Technologies Corp.	231,455	155,075
*	Entorian Technologies, Inc.	445,218	325,009
*	Entrust, Inc.	597,298	1,403,650
*	Epicor Software Corp.	560,873	4,784,247
*	EPIQ Systems, Inc.	289,576	3,269,313
*	ePlus, Inc.	71,645	970,790
*	Evans & Sutherland Computer Corp.	99,891	114,875
*	Evolving Systems, Inc.	71,600	132,460
*	Exar Corp.	395,970	3,064,808
*	Extreme Networks, Inc.	1,170,472	4,096,652
* #	FalconStor Software, Inc.	489,952	3,684,439
*	Faro Technologies, Inc.	145,602	3,439,119
* #	FEI Co.	92,776	2,512,374
* #	Finisar Corp.	78,506	113,834
*	Forgent Networks, Inc.	263,300	94,788
*	Forrester Research, Inc.	224,649	7,770,609
*	FortuNet, Inc.	7,048	33,830
	Frequency Electronics, Inc.	89,100	408,078
*	FSI International, Inc.	276,071	314,721
*	Gerber Scientific, Inc.	213,989	1,908,782
	Gevity HR, Inc.	245,268	2,023,461
*	Giga-Tronics, Inc.	49,100	52,046
*	Globecomm Systems, Inc.	161,300	1,645,260
* #	Glu Mobile, Inc.	500	1,785
*	Goldleaf Financial Solutions, Inc.	170,531	293,313
*	Greenfield Online, Inc.	254,623	4,417,709
* #	GSE Systems, Inc.	117,306	944,313
*	GSI Technology, Inc.	10,701	40,664
*	GTSI Corp.	88,426	610,139

38

*	Guidance Software, Inc.	43,617	277,840
*	Hackett Group, Inc.	399,644	2,557,722
*	Halifax Corp.	8,650	6,488
*	Harmonic, Inc.	768,602	6,763,698
*	Harris Stratex Networks, Inc. Class A	207,241	1,939,776
*	Hauppauge Digital, Inc.	96,300	134,820
	Heartland Payment Systems, Inc.	17,800	401,568
*	hi/fn, Inc.	127,506	506,199
*	Hutchinson Technology, Inc.	240,529	3,485,265
*	Hypercom Corp.	538,300	2,449,265
*	I.D. Systems, Inc.	101,679	914,094
* #	i2 Technologies, Inc.	205,275	2,958,013
#	iBasis, Inc.	345,562	1,264,757
*	Ibis Technology Corp.	80,230	4,012
*	iCAD, Inc.	37,500	160,500
*	iGATE Capital Corp.	525,324	5,909,895
*	iGo, Inc.	283,590	320,457
*	Ikanos Communications	35,141	91,367
* #	ImageWare Systems, Inc.	129,400	58,230
*	I-many, Inc.	320,660	222,859
	Imation Corp.	75,538	1,604,427
#	Imergent, Inc.	113,382	1,282,350
* #	Immersion Corp.	249,810	1,661,237
*	InFocus Corp.	357,788	522,370
	InfoGROUP, Inc.	382,889	2,527,067
	InfoSpace, Inc.	302,720	3,541,824
*	Innodata Isogen, Inc.	231,328	673,164
*	Innovex, Inc.	156,900	105,123
*	InPlay Technologies, Inc.	8,800	2,024
*	Insight Enterprises, Inc.	104,444	1,737,948
*	Insightful Corp.	40,100	74,185
*	InsWeb Corp.	12,966	83,112
	Integral Systems, Inc.	118,700	5,340,313
*	Integrated Silicon Solution, Inc.	209,476	825,335
* #	Intelli-Check, Inc.	120,742	271,670
*	Intelligent Systems Corp.	42,582	136,262
*	Intelligroup, Inc.	116,800	268,640
*	Interactive Intelligence, Inc.	169,465	1,699,734
*	Interlink Electronics, Inc.	56,180	25,281
* #	Internap Network Services Corp.	472,118	1,458,845
* #	Internet Brands, Inc.	49,400	345,306
*	Internet Capital Group, Inc.	368,125	3,110,656
*	Interphase Corp.	62,700	210,672
*	Intervoice, Inc.	378,755	3,113,366
*	Interwoven, Inc.	434,529	6,396,267
*	Intest Corp.	84,141	113,590
*	Intevac, Inc.	209,510	2,132,812
*	IntriCon Corp.	47,772	278,511
*	INX, Inc.	43,500	402,375
*	iPass, Inc.	380,440	863,599
* #	iPCS, Inc.	66,730	1,334,600
*	IPG Photonics Corp.	54,512	1,110,409
* #	Isilon Systems, Inc.	37,095	187,701
*	Iteris, Inc.	120,175	267,990
*	Ixia	390,636	3,394,627

39

*	IXYS Corp.	322,323	4,103,172
*	Jaco Electronics, Inc.	63,009	82,542
*	JDA Software Group, Inc.	266,911	4,865,788
*	Jupitermedia Corp.	316,551	370,365
	Keithley Instruments, Inc.	140,995	1,340,862
* #	Kemet Corp.	666,900	1,080,378
*	Key Tronic Corp.	96,300	323,568
*	Keynote Systems, Inc.	113,450	1,590,569
*	Kopin Corp.	672,020	2,002,620
*	Kratos Defense & Security Solutions, Inc.	715,815	1,453,104
* #	Kulicke & Soffa Industries, Inc.	563,563	2,896,714
*	KVH Industries, Inc.	134,800	1,218,592
*	Lantronix, Inc.	15,065	7,834
*	LaserCard Corp.	115,990	661,143
*	Lattice Semiconductor Corp.	1,053,119	2,464,298
*	Leadis Technolgies, Inc.	4,837	4,740
*	LeCroy Corp.	115,888	965,347
*	LightPath Technologies, Inc.	8,650	12,283
*	Lionbridge Technologies, Inc.	544,210	1,736,030
*	Littlefuse, Inc.	204,498	7,255,589
*	Logic Devices, Inc.	45,800	51,067
*	LogicVision, Inc.	60,980	72,566
*	Logility, Inc.	135,800	927,514
*	LoJack Corp.	184,140	1,335,015
*	LookSmart, Ltd.	225,420	730,361
*	Loral Space & Communications, Inc.	72,281	1,327,802
*	LTX Corp.	608,826	1,089,799
* #	Lumera Corp.	196,504	133,623
* #	Luna Innovations, Inc.	45,791	285,278
*	Magma Design Automation, Inc.	376,370	1,911,960
*	Management Network Group, Inc.	107,667	116,280
* #	Manhattan Associates, Inc.	267,770	6,563,043
#	Marchex, Inc. Class B	279,201	3,146,595
*	Mastec, Inc.	636,600	8,988,792
*	Mattson Technology, Inc.	504,517	2,573,037
#	Maximus, Inc.	212,800	7,873,600
* #	Maxwell Technologies, Inc.	160,332	1,981,704
*	MDI, Inc.	64,298	40,508
*	Measurement Specialties, Inc.	2,500	44,700
* #	Mechanical Technology, Inc.	32,010	70,102
	MedQuist, Inc.	34,644	168,716
* #	Mentor Graphics Corp.	40,841	498,260
*	Mercury Computer Systems, Inc.	196,106	1,813,981
*	Merix Corp.	185,600	345,216
	Mesa Laboratories, Inc.	31,485	660,870
	Methode Electronics, Inc.	362,114	3,979,633
	Micrel, Inc.	527,371	4,857,087
*	MicroStrategy, Inc.	38,257	2,454,569
*	Microtune, Inc.	524,888	1,947,334
* #	Midway Games, Inc.	155,300	352,531
* #	Mindspeed Technologies, Inc.	208,596	761,375
*	MIPS Technologies, Inc.	433,092	1,723,706
*	MIVA, Inc.	320,469	330,083
	Mocon, Inc.	72,775	773,598
* #	Monolithic Power Systems	283,490	6,908,651

40

* #	MoSys, Inc.	303,966	1,383,045
*	Motive, Inc.	79,300	176,046
*	MRV Communications, Inc.	1,232,392	1,676,053
*	MSC. Software Corp.	398,108	5,167,442
*	MTM Technologies, Inc.	2,780	4,643
	MTS Systems Corp.	188,648	7,825,119
* #	Multi-Fineline Electronix, Inc.	101,298	1,728,144
*	Nanometrics, Inc.	126,071	457,638
*	Napco Security Systems, Inc.	323,601	1,330,000
*	Napster, Inc.	4,500	6,030
*	NCI, Inc.	50,704	1,358,867
* #	NeoMagic Corp.	118,974	42,854
*	Neonode, Inc.	6,920	1,315
*	NETGEAR, Inc.	120,320	2,027,392
* #	Netlogic Microsystems, Inc.	199,008	6,911,548
*	NetScout Systems, Inc.	320,068	4,769,013
*	Network Engines, Inc.	348,071	334,148
* #	Network Equipment Technologies, Inc.	247,610	807,209
*	Newport Corp.	389,742	3,651,883
	NIC, Inc.	618,030	4,276,768
*	NMS Communications Corp.	452,908	258,158
*	Novatel Wireless, Inc.	296,494	1,847,158
*	Nu Horizons Electronics Corp.	129,666	623,693
*	NumereX Corp. Class A	139,160	726,415
* #	NYFIX, Inc.	214,349	673,056
	O.I. Corp.	25,700	312,769
*	Oculus Innovative Sciences, Inc.	27,024	77,289
* #	OmniVision Technologies, Inc.	215,200	2,513,536
*	Omtool, Ltd.	30,770	50,771
* #	On2 Technologies, Inc.	785,500	337,765
*	Online Resources Corp.	247,131	2,152,511
*	Onvia, Inc.	45,911	218,077
	Openwave Systems, Inc.	232,009	334,093
*	Oplink Communications, Inc.	200,513	2,634,741
*	OPNET Technologies, Inc.	204,034	2,703,451
*	Opnext, Inc.	24,271	153,878
*	OPTi, Inc.	118,200	271,860
*	Optical Cable Corp.	48,605	336,347
* #	Orbcomm, Inc.	90,245	519,811
*	Orthovita, Inc.	70,551	215,181
*	OSI Systems, Inc.	156,242	3,626,377
*	Overland Storage, Inc.	122,200	97,760
*	OYO Geospace Corp.	57,140	2,803,288
* #	Palm, Inc.	388,916	3,309,675
*	PAR Technology Corp.	132,150	1,062,486
	Park Electrochemical Corp.	191,800	5,374,236
* #	Parkervision, Inc.	238,960	2,580,768
*	PC Connection, Inc.	254,559	1,932,103
	PC-Tel, Inc.	217,017	2,194,042
*	PDF Solutions, Inc.	270,546	1,717,967
*	Peerless Systems Corp.	101,700	191,196
	Pegasystems, Inc.	342,478	5,020,727
*	Perceptron, Inc.	76,350	565,754
*	Perficient, Inc.	267,417	2,123,291
*	Performance Technologies, Inc.	131,275	653,750

41

*	Pericom Semiconductor Corp.	241,295	3,291,264
*	Pervasive Software, Inc.	225,700	999,851
*	Pfsweb, Inc.	24,219	76,774
*	Phoenix Technologies, Ltd.	222,419	2,455,506
*	Photon Dynamics, Inc.	159,100	2,421,502
*	Photronics, Inc.	396,926	1,297,948
*	Physicians Formula Holdings, Inc.	19,947	117,488
*	Pinnacle Data Systems, Inc.	10,249	9,327
*	Pixelworks, Inc.	37,800	60,858
*	Planar Systems, Inc.	136,502	378,111
*	PlanetOut, Inc.	9,920	24,998
*	PLATO Learning, Inc.	196,730	365,918
* #	PLX Technology, Inc.	275,101	1,565,325
*	Power Integrations, Inc.	260,001	7,651,829
* #	Powerwave Technologies, Inc.	858,986	4,337,879
* #	Presstek, Inc.	343,215	1,843,065
	QAD, Inc.	299,569	1,971,164
#	Quality Systems, Inc.	3,469	148,543
	Qualstar Corp.	11,134	35,629
*	Quantum Corp.	1,920,823	3,399,857
*	QuickLogic Corp.	259,468	396,986
*	Rackable Systems, Inc.	209,695	2,172,440
*	Radiant Systems, Inc.	303,201	2,765,193
*	RadiSys Corp.	210,368	2,328,774
*	RAE Systems, Inc.	551,500	1,108,515
*	Ramtron International Corp.	241,261	842,001
*	RealNetworks, Inc.	37,800	250,614
	Relm Wireless Corp.	115,041	166,809
	REMEC, Inc.	212,010	143,107
#	Renaissance Learning, Inc.	269,886	3,424,853
* #	Research Frontiers, Inc.	6,000	30,900
*	RF Industries, Ltd.	13,669	117,553
*	RF Micro Devices, Inc.	792,222	3,073,821
*	RF Monolithics, Inc.	83,700	83,700
	Richardson Electronics, Ltd.	131,104	879,708
*	RightNow Technologies, Inc.	318,982	4,781,540
*	Rimage Corp.	97,543	1,554,835
*	Rofin-Sinar Technologies, Inc.	34,458	1,392,792
*	Rogers Corp.	104,247	4,170,922
*	Rudolph Technologies, Inc.	267,647	2,258,941
*	S1 Corp.	638,990	4,875,494
* #	Saba Software, Inc.	280,253	1,014,516
*	Safeguard Scientifics, Inc.	1,183,600	1,692,548
*	Sapient Corp.	823,307	7,632,056
* #	SatCon Technology Corp.	315,637	713,340
* #	ScanSource, Inc.	237,698	7,152,333
*	Schmitt Industries, Inc.	17,800	113,030
*	Scientific Learning Corp.	89,170	367,380
*	SCM Microsystems, Inc.	127,744	321,915
*	Seachange International, Inc.	265,482	2,277,836
*	Secure Computing Corp.	643,355	2,753,559
*	Selectica, Inc.	261,300	295,269
*	Semitool, Inc.	310,427	2,992,516
*	Semtech Corp.	157,597	2,330,860
*	SI International, Inc.	119,583	3,734,577

42

*	Sigmatron International, Inc.	18,200	124,670
*	Silicon Image, Inc.	309,135	2,142,306
*	Silicon Storage Technology, Inc.	1,014,948	3,318,880
*	Simulations Plus, Inc.	123,672	223,846
*	SM&A	179,751	594,976
* #	Smith Micro Software, Inc.	266,703	2,018,942
*	Soapstone Networks, Inc.	138,942	544,653
* #	Sonic Foundry, Inc.	346,008	262,966
* #	Sonic Solutions, Inc.	254,917	1,185,364
*	SonicWALL, Inc.	597,182	3,905,570
* #	Sourcefire, Inc.	76,900	603,665
* #	SourceForge, Inc.	662,665	901,224
*	Spansion, Inc.	35,600	80,100
*	Spectrum Control, Inc.	130,127	1,074,849
*	SPSS, Inc.	194,669	6,147,647
*	SRS Labs, Inc.	164,100	986,241
*	Stamford Industrial Group, Inc.	13,400	22,177
*	Standard Microsystems Corp.	214,865	6,278,355
	StarTek, Inc.	131,600	1,189,664
* #	STEC, Inc.	446,325	4,521,272
*	SteelCloud, Inc.	75,500	91,355
* #	Stratasys, Inc.	200,026	3,332,433
*	SumTotal Systems, Inc.	265,874	1,284,171
* #	Sunair Electronics, Inc.	46,583	94,331
*	Sunrise Telecom, Inc.	275,600	275,600
* #	Supertex, Inc.	128,300	3,810,510
*	SupportSoft, Inc.	451,419	1,575,452
*	Switch and Data Facilities Co.	124,147	1,797,649
*	Sykes Enterprises, Inc.	403,892	8,134,385
*	Symmetricom, Inc.	455,290	2,240,027
* #	Synaptics, Inc.	24,583	1,286,674
* #	SYNNEX Corp.	278,000	6,391,220
	Taitron Components, Inc.	15,500	14,028
*	Technical Communications Corp.	7,300	45,443
	Technitrol, Inc.	24,800	392,088
*	Technology Solutions Co.	22,600	91,078
*	TechTeam Global, Inc.	89,657	764,774
*	Techwell, Inc.	88,283	978,176
*	Tekelec	332,876	5,462,495
* #	TeleCommunication Systems, Inc.	326,415	2,741,886
* #	Telkonet, Inc.	558,600	181,545
*	Telular Corp.	177,284	492,850
* #	Terremark Worldwide, Inc.	519,821	3,758,306
*	Tessco Technologies, Inc.	80,250	1,181,280
* #	The Knot, Inc.	207,664	1,891,819
	TheStreet.com, Inc.	274,595	1,949,625
*	Think Partnership, Inc.	637,978	331,749
*	ThinkEngine Networks, Inc.	82,975	4,979
*	Tier Technologies, Inc. Class B	169,900	1,308,230
*	TII Network Technologies, Inc.	57,160	70,307
*	TNS, Inc.	214,400	4,909,760
*	Tollgrade Communications, Inc.	128,895	866,174
*	Track Data Corp.	18,673	34,545
*	Transact Technologies, Inc.	91,000	1,114,750
*	Transcat, Inc.	42,500	300,050

43

*	Trans-Lux Corp.	7,545	19,994
* #	Transwitch Corp.	339,260	264,623
* #	Travelzoo, Inc.	149,470	1,170,350
*	Trident Microsystems, Inc.	53,107	167,287
	Trio-Tech International	27,575	146,148
*	Triquint Semiconductor, Inc.	1,347,578	8,476,266
*	Troy Group, Inc.	14,400	46,656
	TSR, Inc.	100,400	271,080
*	TTM Technologies, Inc.	388,141	4,649,929
*	Tumbleweed Communications Corp.	498,605	1,271,443
*	Tyler Technologies, Inc.	388,250	6,293,533
*	Ulticom, Inc.	386,764	2,726,686
*	Ultimate Software Group, Inc.	243,491	6,827,488
*	Ultra Clean Holdings, Inc.	176,428	1,284,396
*	Ultratech, Inc.	227,787	3,382,637
* #	Unica Corp.	98,069	869,872
	United Online, Inc.	732,564	7,713,905
* #	Universal Display Corp.	316,031	4,481,320
* #	UTStarcom, Inc.	218,739	713,089
* #	Veeco Instruments, Inc.	305,293	5,131,975
* #	Vertical Communications, Inc.	20,016	801
*	Viasat, Inc.	257,152	6,745,097
*	Vicon Industries, Inc.	45,650	247,651
*	Video Display Corp.	96,880	782,790
*	Vignette Corp.	283,065	3,858,176
*	Virage Logic Corp.	208,635	1,376,991
* #	Vitesse Semiconductor, Inc.	940,737	799,626
* #	Vocus, Inc.	150,219	5,355,307
* #	Volterra Semiconductor Corp.	125,916	1,979,400
* #	Vyyo, Inc.	177,401	30,158
	Wayside Technology Group, Inc.	48,200	368,248
*	Websense, Inc.	190,286	4,308,075
*	Website Pros, Inc.	165,110	997,264
*	Westell Technologies, Inc.	507,227	457,468
*	White Electronics Designs Corp.	224,456	1,102,079
*	Wind River Systems, Inc.	256,842	2,838,104
*	Winland Electronics, Inc.	20,500	28,290
* #	Wireless Ronin Technologies, Inc.	44,732	169,982
*	Wireless Telecom Group, Inc.	225,386	259,194
*	Wireless Xcessories Group, Inc.	13,300	13,766
* #	Wizzard Software Corp.	100	127
* #	WPCS International, Inc.	14,126	81,507
* #	X-Rite, Inc.	281,730	1,132,555
*	Zhone Technologies, Inc.	859,441	267,630
*	ZILOG, Inc.	152,239	529,792
* #	Zix Corp.	340,495	946,576
*	Zones, Inc.	147,800	1,232,652
*	Zoran Corp.	205,084	1,825,248
*	Zygo Corp.	180,963	1,896,492
Total Information Technology			821,049,886

Materials — (3.7%)
	A. Schulman, Inc.	248,233	6,012,203
	A.M. Castle & Co.	192,612	3,867,649
*	AEP Industries, Inc.	78,051	1,454,090

44

#	AMCOL International Corp.	271,602	9,902,609
*	American Pacific Corp.	74,238	1,278,378
#	American Vanguard Corp.	258,715	3,839,331
* #	Amerigon, Inc.	135,242	937,227
	Arch Chemicals, Inc.	231,263	8,487,352
* #	Arrowhead Research Corp.	106,521	186,412
*	Atlantis Plastics, Inc.	35,150	3,164
*	Atna Resources, Ltd.	34,808	20,763
#	Balchem Corp.	158,512	4,325,792
* #	Basin Water, Inc.	97,289	170,256
* #	Brush Engineered Materials, Inc.	132,685	3,887,671
*	Buckeye Technologies, Inc.	269,390	2,481,082
*	BWAY Holding Co.	10,203	129,578
#	Calgon Carbon Corp.	385,472	8,222,118
*	Caraustar Industries, Inc.	258,224	511,284
	Chesapeake Corp.	166,322	209,566
* #	Constar International, Inc.	124,477	217,835
*	Continental Materials Corp.	14,900	307,685
*	Core Molding Technologies, Inc.	101,972	734,198
	Deltic Timber Corp.	123,292	7,562,731
*	Detrex Corp.	10,200	80,580
#	Empire Resources, Inc.	95,500	334,250
	Ferro Corp.	300,005	6,612,110
	Flamemaster Corp.	189	1,002
* #	Flotek Industries, Inc.	178,400	3,006,040
	Friedman Industries, Inc.	145,488	1,367,587
#	General Maritime Corp.	130,569	3,225,054
* #	General Moly, Inc.	400,000	2,728,000
#	Georgia Gulf Corp.	230,383	776,391
	Gibraltar Industries, Inc.	286,490	6,162,400
	Glatfelter Co.	338,800	4,970,196
*	Graphic Packaging Holding Co.	732,129	2,086,568
* #	H&E Equipment Services, Inc.	83,343	1,175,970
	Hawkins, Inc.	102,252	1,617,627
*	Haynes International, Inc.	35,035	2,048,146
* #	Headwaters, Inc.	176,400	2,714,796
* #	Hecla Mining Co.	142,924	1,003,326
*	ICO, Inc.	240,599	1,393,068
*	Impreso, Inc.	31,500	88,200
	Innophos Holdings, Inc.	79,344	2,974,607
	KMG Chemicals, Inc.	75,103	800,598
	Koppers Holdings, Inc.	118,208	5,415,108
#	Kronos Worldwide, Inc.	1,000	16,430
*	Landec Corp.	250,749	2,354,533
* #	LSB Industries, Inc.	171,054	4,129,244
*	Material Sciences Corp.	138,299	1,051,072
*	Maxxam, Inc.	39,088	742,672
* #	Metalico, Inc.	134,424	1,731,381
* #	Mines Management, Inc.	200,217	418,454
*	Mod-Pac Corp.	26,617	109,662
	Myers Industries, Inc.	326,847	4,301,307
* #	Nanophase Technologies Corp.	177,915	314,910
	Neenah Paper, Inc.	58,067	1,127,661
	Nevada Chemicals, Inc.	63,750	634,313
	NewMarket Corp.	19,620	1,332,983

45

#	NL Industries, Inc.	234,189	2,463,668
	NN, Inc.	162,400	2,666,608
*	Northern Technologies International Corp.	36,846	485,630
* #	Northwest Pipe Co.	84,859	4,915,882
	Olympic Steel, Inc.	78,200	3,723,102
*	OMNOVA Solutions, Inc.	412,100	1,190,969
	Penford Corp.	85,554	1,421,052
*	Peoplesupport, Inc.	145,612	1,769,186
*	PolyOne Corp.	696,452	5,717,871
	Quaker Chemical Corp.	98,329	2,910,538
*	Rock of Ages Corp.	34,100	67,518
	Royal Gold, Inc.	53,114	1,843,587
	Schweitzer-Maudoit International, Inc.	146,820	2,783,707
*	Solitario Exploration & Royalty Corp.	3,137	12,328
	Spartech Corp.	290,589	3,059,902
	Stepan Co.	85,071	5,004,727
* #	Stillwater Mining Co.	29,575	220,334
*	Symyx Technologies, Inc.	120,192	1,328,122
	Synalloy Corp.	87,058	1,332,858
#	Tronox, Inc. Class A	129,900	77,940
	Tronox, Inc. Class B	42,100	20,629
*	U.S. Concrete, Inc.	375,166	1,568,194
* #	U.S. Energy Corp.	71,870	223,516
*	U.S. Gold Corp.	481,181	606,288
*	UFP Technologies, Inc.	11,800	125,316
*	United States Lime & Minerals, Inc.	61,645	2,390,593
*	Universal Stainless & Alloy Products, Inc.	64,399	2,328,024
	Vulcan International Corp.	8,251	471,545
	Wausau Paper Corp.	482,100	4,150,881
*	Webco Industries, Inc.	3,750	453,750
*	Williams Industries, Inc.	5,800	9,338
Total Materials			188,938,823

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	DMRC Corp.	60,380	703,729
* ●	ePresence, Inc. Escrow Shares	191,500	—
* # ●	EquiMed, Inc.	6,533	1
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	283
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	117
Total Other			706,356

Telecommunication Services — (0.8%)
#	Alaska Communications Systems Group, Inc.	419,255	4,410,563
	Arbinet-thexchange, Inc.	150,786	586,558
* #	Cbeyond, Inc.	11,106	188,025
*	Centennial Communications Corp.	271,766	2,070,857
* #	Cogent Communications Group, Inc.	57,078	525,688
#	Consolidated Communications Holdings, Inc.	262,201	3,961,857
	D&E Communications, Inc.	133,862	1,251,610
#	FairPoint Communications, Inc.	243,200	2,152,320
* #	FiberTower Corp.	460,843	599,096

46

*	General Communications, Inc. Class A	500,575	5,075,831
*	GoAmerica, Inc.	117	773
	Hickory Tech Corp.	124,300	872,586
*	ICO Global Communications (Holdings), Ltd.	85,622	250,872
#	Iowa Telecommunications Services, Inc.	251,477	4,624,662
*	LCC International, Inc. Class A	209,180	123,416
*	Lynch Interactive Corp.	1	2,860
*	Metro One Telecommunications, Inc.	18,385	5,883
*	Nexstar Broadcasting Group, Inc.	75,560	272,772
* #	Nextwave Wireless, Inc.	150,854	146,328
*	Occam Networks, Inc.	36,891	163,427
* #	PAETEC Holding Corp.	284,421	938,589
*	Point.360	84,700	117,733
*	Premiere Global Services, Inc.	690,525	10,440,738
	Shenandoah Telecommunications Co.	12,500	216,000
*	Spark Networks, Inc.	40,700	174,196
	SureWest Communications	132,297	1,573,011
*	Terrestar Corp.	49,225	136,846
	Warwick Valley Telephone Co.	13,891	152,245
*	Xeta Corp.	85,800	279,708
Total Telecommunication Services			41,315,050

Utilities — (1.5%)
*	AMEN Properties, Inc.	12,375	104,259
#	American States Water Co.	165,279	6,530,173
	Artesian Resources Corp. Class A	3,800	66,310
*	Cadiz, Inc.	42,803	835,087
	California Water Service Group	204,531	8,036,023
#	Central Vermont Public Service Corp.	140,100	3,404,430
	CH Energy Group, Inc.	151,294	6,021,501
	Chesapeake Utilities Corp.	65,850	1,993,938
	Connecticut Water Services, Inc.	93,287	2,491,696
	Delta Natural Gas Co., Inc.	20,000	546,200
#	Empire District Electric Co.	300,150	6,333,165
	Energy West, Inc.	17,912	178,224
#	EnergySouth, Inc.	76,425	4,681,031
* #	Environmental Power Corp.	95,593	305,898
	Florida Public Utilities Co.	38,597	503,691
#	Laclede Group, Inc.	210,599	9,462,213
*	Maine & Maritimes Corp.	29,300	1,299,455
	MGE Energy, Inc.	205,779	6,975,908
	Middlesex Water Co.	115,548	2,047,511
	NorthWestern Corp.	30,700	807,410
	RGC Resources, Inc.	4,698	135,772
#	SJW Corp.	179,225	4,995,001
#	Southwest Water Co.	238,602	2,820,276
	UIL Holdings Corp.	191,201	6,233,153
	Unitil Corp.	44,528	1,184,000
	York Water Co.	26,326	371,197
Total Utilities			78,363,522

TOTAL COMMON STOCKS			4,127,033,591

47

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	16,751	—
*	PGT, Inc. Rights 09/04/08	4,950	4,455
*	Valley National Bancorp Warrants 06/30/15	974	4,777
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	47
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			9,279

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,552,851	10,552,851

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	$928,715	928,714,878

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $69,885,605 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 08/01/23 to 08/01/37, valued at $60,577,890) to be repurchased at $58,827,470	58,813	58,813,485

TOTAL SECURITIES LENDING COLLATERAL			987,528,363

TOTAL INVESTMENTS - (100.0%) (Cost $5,410,887,048)##			$5,125,124,084

48

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.3%)
COMMON STOCKS — (4.3%)
	Amcor, Ltd.	1,425,611	$6,690,991
	Amcor, Ltd. Sponsored ADR	77,103	1,460,824
#	APN News & Media, Ltd.	509,371	1,441,691
#	Australia & New Zealand Banking Group, Ltd.	3,401,389	47,897,111
#	AXA Asia Pacific Holdings, Ltd.	2,171,146	9,574,660
#	Bendigo Bank, Ltd.	191,751	1,887,288
	BlueScope Steel, Ltd.	1,743,215	13,706,984
#	Boral, Ltd.	1,169,855	6,427,300
#	Caltex Australia, Ltd.	265,507	2,839,978
	Commonwealth Bank of Australia	2,106,388	75,807,101
	Crown, Ltd.	171,766	1,342,633
	CSR, Ltd.	1,601,348	3,633,856
	Downer EDI, Ltd.	513,783	3,250,460
#	Fairfax Media, Ltd.	1,957,597	4,707,309
	Foster’s Group, Ltd.	4,479,598	21,380,364
	Goodman Fielder, Ltd.	2,290,858	2,888,583
	Insurance Australia Group, Ltd.	2,748,860	9,292,062
	Lend Lease Corp., Ltd.	662,249	5,443,878
#	Macquarie Group, Ltd.	71,639	2,656,486
	Metcash, Ltd.	400,000	1,346,097
#	National Australia Bank, Ltd.	3,179,770	65,980,639
	Onesteel, Ltd.	1,529,133	8,934,232
	Origin Energy, Ltd.	1,952,182	26,930,264
	OZ Minerals, Ltd.	1,588,602	2,365,116
#	Publishing and Broadcasting, Ltd.	190,851	530,187
	Qantas Airways, Ltd.	2,105,647	6,061,951
	QBE Insurance Group, Ltd.	40,687	827,495
#	Seven Network, Ltd.	195,723	1,309,648
#	Suncorp-Metway, Ltd.	1,329,287	12,905,988
	TABCORP Holdings, Ltd.	1,246,164	9,103,261
	Toll Holdings, Ltd.	202,500	1,198,965
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	1,092,674
TOTAL — AUSTRALIA			360,916,076

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Erste Group Bank AG	270,644	16,173,707
	OMV AG	457,110	29,285,455
	Voestalpine AG	185,665	10,050,231
#	Wienerberger AG	221,811	5,820,670
TOTAL — AUSTRIA			61,330,063

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	2,009	—
	Delhaize Group	208,895	13,476,659
	Delhaize Group Sponsored ADR	52,900	3,392,477
#	Dexia SA	1,535,241	21,696,639
	UCB SA	287,217	11,231,573
TOTAL COMMON STOCKS			49,797,348

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	295
TOTAL — BELGIUM			49,797,643

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
	Astral Media, Inc. Class A	40,138	1,256,533
#	Bank of Montreal	375,400	16,450,708
	Barrick Gold Corp.	1,398,132	48,654,151
	BCE, Inc.	589,125	22,321,057
#	Canadian Pacific Railway, Ltd.	339,597	20,718,679
#	Canadian Tire Corp. Class A	171,547	8,719,525
	Canadian Utilities, Ltd. Class A	1,600	64,946
*	CGI Group, Inc.	589,389	6,433,432
*	Domtar Corp.	315,000	1,800,763
	E-L Financial Corp., Ltd.	600	306,563
	Empire Co., Ltd. Class A	65,500	2,878,965
#	EnCana Corp.	577,298	43,392,497
#	Fairfax Financial Holdings, Inc.	47,800	10,489,169
#	George Weston, Ltd.	138,400	6,143,146
#	Gerdau Ameristeel Corp.	440,461	6,222,372
	Goldcorp, Inc.	529,200	18,002,170
	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,025,033
	ING Canada, Inc.	132,500	4,991,524
	Jean Coutu Group PJC, Inc. Class A	307,800	2,449,529
	Loblaw Companies, Ltd.	189,413	5,403,390
# *	Lundin Mining Corp.	411,100	1,966,837
#	Magna International, Inc. Class A	291,268	16,727,748
	Manitoba Telecom Services, Inc.	40,500	1,590,554
#	Manulife Financial Corp.	794,400	28,512,511
*	MDS, Inc.	316,264	4,846,125
	Methanex Corp.	23,300	592,046
	Metro, Inc. Class A	141,400	3,928,518
#	National Bank of Canada	262,300	12,356,608
#	Onex Corp.	168,200	4,522,613
*	OPTI Canada, Inc.	24,400	442,362
	Petro-Canada	1,022,400	45,207,836
#	Power Corp. of Canada, Ltd.	470,296	14,563,319

2

#	Quebecor, Inc. Class B	70,700	1,886,354
*	Saskatchewan Wheat Pool, Inc.	381,473	4,401,059
	Sherritt International Corp.	590,000	5,306,555
#	Sun Life Financial, Inc.	1,300,100	50,140,417
#	The Thomson Corp.	416,700	14,029,973
#	TransCanada Corp.	424,602	16,103,525
	Yamana Gold, Inc.	1,033,700	11,224,864
TOTAL — CANADA			470,073,976

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	A P Moller - Maersk A.S.	3,225	36,080,446
*	Alm. Brand A.S.	11,571	361,198
	Carlsberg A.S. Series B	137,700	12,223,908
#	Dampskibsselsk Torm A.S.	29,600	1,016,524
	Dampskibsselskabet Torm A.S. ADR	15,086	520,467
#	Danisco A.S.	110,980	7,451,301
	Danske Bank A.S.	993,853	27,966,665
*	Jyske Bank A.S.	95,900	5,369,976
	Sydbank A.S.	71,200	2,319,913
TOTAL — DENMARK			93,310,398

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	401,786	16,491,634
	Kesko Oyj	157,000	4,836,428
	Outokumpu Oyj Series A	343,267	8,219,781
	Pohjola Bank P.L.C.	117,000	1,888,244
	Sampo Oyj	506,274	12,736,543
#	Stora Enso Oyj Series R	1,024,210	10,262,117
	Stora Enso Oyj Sponsored ADR	91,500	924,122
	UPM-Kymmene Oyj	975,122	16,660,549
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,193,720
TOTAL — FINLAND			73,213,138

FRANCE — (8.7%)
COMMON STOCKS — (8.7%)
	Air France-KLM	257,734	6,200,818
	Atos Origin SA	30,931	1,662,323
	AXA SA	2,905,543	92,708,490
	AXA SA Sponsored ADR	90,300	2,881,473
	BNP Paribas SA	1,666,604	149,502,992
	Capgemini SA	266,832	15,753,861
	Casino Guichard Perrachon SA	93,493	9,161,732
	Ciments Francais SA	29,707	4,094,329
	CNP Assurances	74,461	8,937,798
	Compagnie de Saint-Gobain	598,264	36,551,491
	Compagnie Generale des Establissements Michelin Series B	218,241	14,146,379
	Credit Agricole SA	1,487,640	31,539,031
	Esso Ste Anonyme Francaise	2,114	424,330

3

	Euler Hermes SA	10,758	860,973
#	European Aeronautic Defence & Space Co.	696,957	15,602,403
	France Telecom SA	857,969	25,297,195
	France Telecom SA Sponsored ADR	123,605	3,636,459
	Lafarge SA	329,225	39,717,085
	Lagardere S.C.A.	245,851	13,723,834
	Nexans SA	23,976	3,021,241
	Peugeot SA	335,527	15,941,402
	PPR SA	161,039	18,727,060
	Renault SA	394,997	32,983,535
#	Rexel SA	123,451	1,867,586
#	Safran SA	321,769	5,718,382
	Schneider Electric SA	296,939	29,847,984
	SCOR SE (4797364)	6	18
	SCOR SE (B1LB9P6)	193,766	4,464,087
	Societe Generale Paris	366,910	35,393,062
	Vivendi SA	2,556,392	98,761,123
TOTAL — FRANCE			719,128,476

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
	Allianz SE	464,749	77,476,311
#	Allianz SE Sponsored ADR	2,772,640	46,247,635
	AMB Generali Holding AG	36,508	6,162,732
	Bayerische Motoren Werke AG	730,223	29,873,677
	Bilfinger Berger AG	21,332	1,497,225
	Celesio AG	135,910	5,224,864
	Commerzbank AG	1,122,000	32,963,780
	Daimler AG	1,734,297	101,092,912
#	Daimler AG Sponsored ADR	163,964	9,572,218
#	Deutsche Bank AG	801,377	68,058,301
	Deutsche Bank AG ADR	128,363	10,894,168
	Deutsche Lufthansa AG	407,381	8,747,851
	Deutsche Postbank AG	14,003	912,831
	Deutsche Telekom AG	2,621,866	43,182,563
	Deutsche Telekom AG Sponsored ADR	2,860,650	47,114,905
	E.ON AG	1,867,737	108,883,735
	E.ON AG Sponsored ADR	1,091,708	63,937,298
#	Fraport AG	41,329	2,658,088
	Hannover Rueckversicherung AG	110,141	4,672,035
	Heidelberger Zement AG	28,931	3,239,631
	Hochtief AG	8,774	738,560
#	Hypo Real Estate Holding AG	39,305	946,219
*	Infineon Technologies AG	1,247,436	10,651,852
*	Infineon Technologies AG ADR	98,600	839,086
	Lanxess AG	44,897	1,721,776
	Linde AG	137,956	17,310,334
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	62,187,993
	Salzgitter AG	47,551	7,281,481
	SCA Hygiene Products AG	3,195	1,461,935
#	Suedzucker AG	102,666	1,740,206

4

	ThyssenKrupp AG	405,612	20,194,896
#	TUI AG	329,789	6,553,934
#	Volkswagen AG	268,652	80,228,288
TOTAL — GERMANY			884,269,320

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Agricultural Bank of Greece S.A.	350,994	1,217,483
	Alpha Bank A.E.	183,632	4,672,679
	EFG Eurobank Ergasias S.A.	60,000	1,206,995
	Hellenic Petroleum S.A.	598,147	7,515,437
	National Bank of Greece S.A. ADR	637,630	5,617,520
	Piraeus Bank S.A.	74,113	1,997,563
TOTAL — GREECE			22,227,677

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
#	C C Land Holdings, Ltd.	900,000	379,539
#	Cathay Pacific Airways, Ltd.	2,783,000	5,160,776
	Cheung Kong Holdings, Ltd.	3,320,000	47,190,328
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,645,574
# *	CITIC International Financial Holdings, Ltd.	1,425,000	1,143,056
	Dah Sing Banking Group, Ltd.	306,964	429,662
	Dah Sing Financial Holdings, Ltd.	194,400	1,191,183
# *	Galaxy Entertainment Group, Ltd.	1,318,000	508,829
	Great Eagle Holdings, Ltd.	521,233	1,443,970
	Hang Lung Group, Ltd.	2,267,000	9,656,935
	Henderson Land Development Co., Ltd.	1,910,000	11,513,494
	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	1,634,166
	Hopewell Holdings, Ltd.	1,455,000	5,544,200
	Hutchison Whampoa, Ltd.	5,635,000	52,312,208
	Hysan Development Co., Ltd.	1,973,191	5,392,323
	Kingboard Chemical Holdings, Ltd.	450,000	2,025,010
	MTR Corp., Ltd.	3,437,040	11,065,500
#	New World China Land, Ltd.	1,963,600	721,220
	New World Development Co., Ltd.	4,064,065	6,168,252
	Sino Land Co., Ltd.	2,559,315	4,479,941
	Sun Hung Kai Properties, Ltd.	2,603,000	35,493,093
	Wharf Holdings, Ltd.	3,613,740	13,060,000
	Wheelock and Co., Ltd.	3,774,000	8,950,890
	Wheelock Properties, Ltd.	1,565,000	1,148,408
TOTAL — HONG KONG			229,258,557

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C. (0019783)	932,956	11,845,829
	Allied Irish Banks P.L.C. (4020684)	347,250	4,376,211
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	10,030,099
	Bank of Ireland P.L.C.	1,247,876	9,941,974
	Bank of Ireland P.L.C. Sponsored ADR	8,000	261,200
	Irish Life & Permanent P.L.C.	740,650	6,879,612
TOTAL — IRELAND			43,334,925

5

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	6,743,578
	Banca Popolare di Milano Scarl	1,011,678	10,075,715
	Banco Popolare Scarl	227,880	4,340,793
	Fondiaria - Sai SpA	167,605	4,643,939
	Intesa Sanpaolo SpA	2,911,755	15,629,884
#	Italcementi SpA	324,346	4,542,475
	Italmobiliare SpA	29,210	2,106,099
	Pirelli & Co. SpA	6,030,909	4,072,569
	Telecom Italia SpA	1,211,763	1,948,954
	Telecom Italia SpA Sponsored ADR	1,853,000	29,907,420
	UniCredito Italiano SpA	10,390,107	55,905,623
	Unione di Banche Italiane ScpA	962,044	21,505,075
	Unipol Gruppo Finanziario SpA	1,822,774	4,544,498
TOTAL — ITALY			165,966,622

JAPAN — (11.3%)
COMMON STOCKS — (11.3%)
	AEON Co., Ltd.	320,300	3,673,351
	Aioi Insurance Co., Ltd.	1,277,735	6,290,387
	Aisin Seiki Co., Ltd.	192,200	5,059,892
	Ajinomoto Co., Inc.	1,163,000	10,596,705
	Alps Electric Co., Ltd.	263,100	2,377,901
	Amada Co., Ltd.	631,000	3,821,984
	Aoyama Trading Co., Ltd.	105,500	1,909,703
#	Asatsu-Dk, Inc.	32,500	844,154
	Bridgestone Corp.	1,512,700	25,448,442
	Calsonic Kansei Corp.	190,000	631,713
	Canon Marketing Japan, Inc.	124,900	2,049,843
	Chudenko Corp.	41,100	591,801
	Chuo Mitsui Trust Holdings, Inc.	637,000	3,511,899
	Citizen Holdings Co., Ltd.	415,800	2,871,406
	Coca-Cola West Japan Co., Ltd.	76,700	1,773,832
#	Comsys Holdings Corp.	149,000	1,319,611
	Cosmo Oil Co., Ltd.	980,000	2,862,309
#	CSK Holdings Corp.	100,600	1,587,143
	Dai Nippon Printing Co., Ltd.	1,125,000	15,883,318
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,844,608
	Daicel Chemical Industries, Ltd.	485,000	2,459,450
	Dainippon Ink & Chemicals, Inc.	596,000	1,320,862
	Daiwa House Industry Co., Ltd.	943,000	9,266,527
	Denso Corp.	7,500	194,426
#	Dentsu, Inc.	527	1,059,750
#	Ebara Corp.	253,000	591,880
# *	Elpida Memory, Inc.	112,900	2,431,023
	Fuji Electric Holdings Co., Ltd.	781,780	1,841,077

6

	Fuji Heavy Industries, Ltd.	1,017,000	5,813,791
	FUJIFILM Holdings Corp.	1,109,400	30,526,232
	Fujikura, Ltd.	609,000	2,834,742
	Fukuoka Financial Group, Inc.	1,368,000	4,811,991
	Futaba Industrial Co., Ltd.	85,600	1,377,262
	Glory, Ltd.	75,400	1,608,567
	Gunze, Ltd.	248,000	1,049,282
	H20 Retailing Corp.	198,000	1,218,132
#	Hakuhodo Dy Holdings, Inc.	12,670	645,759
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,363,949
	Heiwa Corp.	81,500	726,222
	Hino Motors, Ltd.	217,000	1,056,915
	Hitachi Cable, Ltd.	364,000	1,311,044
	Hitachi Transport System, Ltd.	111,000	1,502,589
	Hitachi, Ltd.	6,815,000	50,192,095
	Hitachi, Ltd. Sponsored ADR	140,900	10,325,152
	House Foods Corp.	117,000	1,904,380
# *	Idemitsu Kosan Co., Ltd.	25,800	2,291,230
	INPEX Holdings, Inc.	1	2,613
	JS Group Corp.	564,600	7,664,604
	Juroku Bank, Ltd.	400,000	1,657,323
	Kajima Corp.	1,436,000	4,420,505
	Kamigumi Co., Ltd.	488,000	3,766,499
#	Kandenko Co., Ltd.	129,000	775,652
	Kaneka Corp.	560,000	3,517,073
	Kansai Paint Co., Ltd.	111,000	700,277
	Kinden Corp.	240,000	2,292,685
	Kissei Pharmaceutical Co., Ltd.	41,000	891,925
	Komori Corp.	101,100	1,475,172
	Kuraray Co., Ltd.	107,000	1,115,017
	Kyocera Corp.	338,100	28,336,234
	Kyocera Corp. Sponsored ADR	13,600	1,138,456
	Mabuchi Motor Co., Ltd.	36,300	1,694,942
#	MARUI GROUP CO., Ltd.	498,500	3,642,948
	Matsushita Electric Industrial Co., Ltd.	981,135	20,166,100
	Matsushita Electric Works, Ltd.	634,000	5,860,155
	Meiji Dairies Corp.	88,000	502,516
#	Meiji Seika Kaisha, Ltd.	408,000	1,921,078
	Mitsubishi Gas Chemical Co., Inc.	95,000	538,068
#	Mitsubishi Heavy Industries, Ltd.	6,202,000	29,620,499
#	Mitsubishi Logistics Corp.	146,000	1,655,784
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,731,022
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	6,742,300
#	Mitsui Chemicals, Inc.	1,281,800	6,326,528
#	Mitsui Mining and Smelting Co., Ltd.	915,000	2,438,006
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	776,100	25,455,388
	Musashino Bank, Ltd.	37,500	1,093,940
	Nagase & Co., Ltd.	196,000	1,856,081
	NEC Corp.	4,527,101	20,862,904
#	NGK Spark Plug Co., Ltd.	254,000	2,806,900
	Nippon Express Co., Ltd.	1,403,000	6,560,059
	Nippon Kayaku Co., Ltd.	128,000	814,552

7

	Nippon Meat Packers, Inc.	326,000	5,292,705
	Nippon Mining Holdings, Inc.	1,783,000	9,903,836
	Nippon Mitsubishi Oil Corp.	2,813,050	17,544,733
	Nippon Paper Group, Inc.	1,609	4,595,094
#	Nippon Sheet Glass Co., Ltd.	1,039,000	5,320,721
	Nippon Shokubai Co., Ltd.	231,000	1,481,435
	Nippon Suisan Kaisha, Ltd.	254,000	881,244
	Nippon Television Network Corp.	9,400	935,395
	Nipponkoa Insurance Co., Ltd.	873,000	5,727,690
#	Nipro Corp.	42,000	766,537
	Nishi-Nippon Bank, Ltd.	1,123,000	2,933,716
	Nishi-Nippon Railroad Co., Ltd.	78,000	271,452
#	Nissan Motor Co., Ltd.	2,878,100	21,862,310
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,994,943
	Nisshin Seifun Group, Inc.	335,500	4,629,130
	Nisshin Steel Co., Ltd.	1,226,000	3,275,531
#	Nisshinbo Industries, Inc.	305,000	3,358,096
	NOK Corp.	112,600	1,613,638
	Obayashi Corp.	973,000	4,500,633
#	Oji Paper Co., Ltd.	1,808,000	9,445,249
#	Onward Holdings Co., Ltd.	251,000	2,725,849
#	Pioneer Electronic Corp.	272,600	2,069,226
	Q.P. Corp.	156,800	1,484,275
	Rengo Co., Ltd.	384,000	2,773,390
	RICOH COMPANY, Ltd.	802,000	13,238,312
	Rohm Co., Ltd.	176,900	10,184,674
	Sanwa Holdings Corp.	238,000	886,105
	Sapporo Hokuyo Holdings, Inc.	428	2,303,635
#	Sega Sammy Holdings, Inc.	373,300	3,540,725
	Seiko Epson Corp.	257,000	7,414,352
	Seino Holdings Co., Ltd.	295,000	1,724,875
	Sekisui Chemical Co., Ltd.	689,000	4,267,326
	Sekisui House, Ltd.	1,164,000	11,000,860
	Shiga Bank, Ltd.	301,000	1,977,442
#	Shimachu Co., Ltd.	70,700	1,700,045
	Shimizu Corp.	1,131,000	4,771,176
	Shinko Securities Co., Ltd.	819,000	2,379,778
#	Shinsei Bank, Ltd.	394,000	1,339,735
	Shizuoka Bank, Ltd.	971,000	9,728,850
#	Showa Shell Sekiyu K.K.	36,200	409,244
#	Sohgo Security Services Co., Ltd.	101,300	1,152,821
	Sojitz Corp.	1,875,200	5,350,443
	Sompo Japan Insurance, Inc.	1,937,000	17,464,966
	Sony Corp.	679,600	25,979,672
	Sony Corp. Sponsored ADR	260,616	9,955,531
	Sumitomo Bakelite Co., Ltd.	347,000	1,790,188
	Sumitomo Corp.	964,100	12,011,524
	Sumitomo Electric Industries, Ltd.	1,130,100	12,968,535
	Sumitomo Forestry Co., Ltd.	158,000	1,128,574
	Sumitomo Rubber Industries, Ltd.	256,500	2,046,288
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	17,048,162
	Suzuken Co., Ltd.	25,000	898,078

8

	Taiheiyo Cement Corp.	1,638,800	2,687,571
	Taisei Corp.	1,740,000	3,960,913
	Taisho Pharmaceutical Co., Ltd.	262,000	5,557,405
	Taiyo Yuden Co., Ltd.	184,000	2,027,887
#	Takashimaya Co., Ltd.	299,000	2,556,053
	TDK Corp.	105,700	6,123,151
	Teijin, Ltd.	1,881,000	6,027,152
	The 77 Bank, Ltd.	494,000	2,819,278
	The Awa Bank, Ltd.	246,600	1,304,222
#	The Bank of Iwate, Ltd.	19,600	1,108,407
	The Bank of Kyoto, Ltd.	363,400	3,790,069
	The Bank of Nagoya, Ltd.	213,000	1,159,488
	The Chiba Bank, Ltd.	847,000	4,641,463
	The Chugoku Bank, Ltd.	247,800	3,239,973
	The Daishi Bank, Ltd.	427,000	1,700,873
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	807,832
	The Gunma Bank, Ltd.	529,000	2,977,758
	The Hachijuni Bank, Ltd.	695,000	4,030,492
	The Higo Bank, Ltd.	278,000	1,605,567
	The Hiroshima Bank, Ltd.	719,000	2,692,297
	The Hokkoku Bank, Ltd.	394,000	1,445,166
	The Hyakugo Bank, Ltd.	303,000	1,707,562
	The Hyakujishi Bank, Ltd.	329,000	1,737,427
	The Iyo Bank, Ltd.	350,000	3,714,070
	The Joyo Bank, Ltd.	1,554,000	7,154,755
	The Kagoshima Bank, Ltd.	273,000	1,806,935
	The Keiyo Bank, Ltd.	317,000	1,481,156
	The Nanto Bank, Ltd.	317,000	1,710,068
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,714,674
	The San-in Godo Bank, Ltd.	241,000	1,864,208
#	Toda Corp.	385,000	1,385,510
	Tokai Tokyo Securities Co., Ltd.	155,000	549,462
	Tokio Marine Holdings, Inc.	1,629,300	55,261,346
	Tokyo Steel Manufacturing Co., Ltd.	186,800	1,972,285
	Toppan Forms Co., Ltd.	48,500	582,970
	Toppan Printing Co., Ltd.	1,188,000	10,707,617
	Toshiba TEC Corp.	181,000	909,312
	Toyo Ink Manufacturing Co., Ltd.	213,000	697,899
	Toyo Seikan Kaisha, Ltd.	344,700	6,247,213
#	Toyobo Co., Ltd.	743,000	1,237,106
	Toyota Auto Body Co., Ltd.	105,100	1,841,801
	TV Asahi Corp.	931	1,329,263
	UNY Co., Ltd.	309,000	3,406,413
#	Wacoal Corp.	135,000	1,587,539
	Yamaguchi Financial Group, Inc.	313,000	3,593,149
#	Yamaha Corp.	285,400	5,010,632
	Yamaha Motor Co., Ltd.	255,300	3,932,941
	Yamanashi Chuo Bank, Ltd.	241,000	1,275,120
#	Yamazaki Baking Co., Ltd.	155,000	1,828,659
	Yokogawa Electric Corp.	116,500	846,510
	Yokohama Rubber Co., Ltd.	410,000	2,145,092
TOTAL — JAPAN			936,268,591

9

	MALAYSIA — (0.0%)
	COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

	NETHERLANDS — (5.7%)
	COMMON STOCKS — (5.7%)
	Aegon NV	3,298,073	38,851,359
	ArcelorMittal	1,934,081	151,717,002
	Heineken Holding NV	74,614	3,309,482
#	ING Groep NV	3,203,383	99,799,293
	ING Groep NV Sponsored ADR	538,200	16,764,930
	Koninklijke Ahold NV	1,358,233	16,981,698
#	Koninklijke DSM NV	397,767	22,893,348
	Koninklijke Philips Electronics NV	3,292,546	106,975,247
	Koninklijke Philips Electronics NV ADR	133,700	4,333,217
	SNS Reaal	194,551	3,232,894
	STMicroelectronics NV	643,493	8,405,048
	TOTAL — NETHERLANDS		473,263,518

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
#	Contact Energy, Ltd.	1,423,493	8,310,722
#	Fletcher Building, Ltd.	594,072	3,094,256
	TOTAL — NEW ZEALAND		11,404,978

	NORWAY — (1.2%)
	COMMON STOCKS — (1.2%)
	DNB Nor ASA Series A	2,582,094	29,935,665
# *	Marine Harvest	5,652,000	3,936,673
	Norsk Hydro ASA	1,819,214	19,386,623
	Norsk Hydro ASA Sponsored ADR	59,900	642,326
	Orkla ASA	2,780,950	35,675,304
	Storebrand ASA	713,900	5,548,901
	Wilh. Wilhelmsen ASA	11,850	370,643
	TOTAL — NORWAY		95,496,135

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
	Banco BPI SA	275,646	926,296
#	Banco Comercial Portugues SA	2,008,205	3,469,550
#	Banco Espirito Santo SA	320,446	4,140,562
#	Cimpor Cimentos de Portugal SA	129,009	810,283
	TOTAL — PORTUGAL		9,346,691

10

SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	481,851
	DBS Group Holdings, Ltd.	3,365,500	42,555,040
	Fraser & Neave, Ltd.	2,421,450	7,425,580
	Jardine Cycle & Carriage, Ltd.	179,324	2,236,514
#	Neptune Orient Lines, Ltd.	609,000	959,755
	Overseas Chinese Banking Corp., Ltd.	3,178,000	18,009,079
	Singapore Airlines, Ltd.	1,489,600	15,930,132
	Singapore Land, Ltd.	687,000	2,656,270
	United Industrial Corp., Ltd.	1,391,000	2,359,653
	United Overseas Bank, Ltd.	543,000	7,227,481
	UOL Group, Ltd.	1,740,600	3,519,108
	Venture Corp., Ltd.	85,000	597,004
#	Wheelock Properties, Ltd.	605,000	557,007
TOTAL — SINGAPORE			104,514,474

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
	Abertis Infraestructuras SA	81,400	1,681,334
	Acciona SA	70,229	13,965,340
#	Acerinox SA	629,295	11,893,627
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	391,100	6,582,213
#	Banco de Sabadell SA	2,504,343	19,498,857
#	Banco Espanol de Credito SA	363,460	4,966,942
#	Banco Pastor SA	320,162	3,100,190
#	Banco Popular Espanol SA	481,719	5,090,551
#	Banco Santander Central Hispano SA	7,329,732	124,600,933
#	Banco Santander SA Sponsored ADR	3,044,700	51,699,006
#	Bankinter SA	210,353	2,233,723
#	Fomento de Construcciones y Contratas SA	46,530	2,330,777
	Gas Natural SDG SA	218,361	10,116,261
#	Grupo Catalana Occidente SA	125,781	3,585,001
#	Grupo Ferrovial SA	242,463	12,114,844
#	Iberia Lineas Aereas de Espana SA	617,500	1,830,689
#	Mapfre SA	732,775	3,504,381
	Repsol YPF SA	1,537,866	47,566,954
	Repsol YPF SA Sponsored ADR	1,285,700	39,663,845
#	Sacyr Vallehermoso SA	68,588	1,240,573
TOTAL — SPAIN			367,266,041

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
#	Boliden AB	497,200	3,132,255
#	Electrolux AB Series B	533,100	6,839,845
	Holmen AB Series A	6,300	209,001
#	Holmen AB Series B	150,400	4,797,960
	Nordea Bank AB	4,374,518	58,107,282
	Skandinaviska Enskilda Banken AB Series A	743,500	13,295,119
	Skandinaviska Enskilda Banken AB Series C	9,800	164,185

11

#	Skanska AB Series B	462,800	5,822,890
	SSAB Svenskt Stal AB Series A	271,300	6,614,357
	SSAB Svenskt Stal AB Series B	131,700	2,854,939
	Svenska Cellulosa AB	57,000	652,395
	Svenska Cellulosa AB Series B	1,308,500	14,864,932
	Svenska Handelsbanken AB Series A	762,000	18,334,946
#	Swedbank AB Series A	349,300	6,138,194
	Tele2 AB Series B	490,700	7,547,526
	Telefonaktiebolaget LM Erricson Sponsored ADR	1,086,526	12,408,127
	TeliaSonera AB	3,903,500	27,203,275
	Volvo AB Series A	227,400	2,482,538
TOTAL — SWEDEN			191,469,766

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
	Adecco SA	250,003	11,730,627
	Baloise-Holding AG	206,141	17,636,008
	Banque Cantonale Vaudoise	9,461	2,863,640
	Compagnie Financiere Richemont AG Series A	1,125,900	65,510,372
#	Credit Suisse Group AG	1,826,488	84,717,459
	Credit Suisse Group AG Sponsored ADR	591,859	27,450,420
	Givaudan SA	13,960	11,616,638
	Holcim, Ltd.	448,025	32,213,404
	Julius Baer Holdings, Ltd. AG	38,097	2,318,407
	PSP Swiss Property AG	98,640	5,974,142
	St. Galler Kantonalbank	9,132	3,888,603
	Sulzer AG	15,000	1,843,045
	Swiss Life Holding AG	127,247	23,149,359
	Swiss Re	747,678	45,988,521
	Syngenta AG	95,564	25,640,739
*	UBS AG	793,947	17,257,327
	Zurich Financial SVCS AG	309,213	80,725,098
TOTAL COMMON STOCKS			460,523,809

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08 (B2QTJ29)	754,250	1,109,645
TOTAL — SWITZERLAND			461,633,454

UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
#	Alliance & Leicester P.L.C.	448,296	2,658,511
	Anglo American P.L.C.	1,369,125	72,777,001
	Arriva P.L.C.	105,930	1,528,137
	Associated British Foods P.L.C.	1,320,465	19,372,076
	Aviva P.L.C.	6,768,276	63,179,038
	Barclays P.L.C. Sponsored ADR	2,263,390	58,169,123
#	British Airways P.L.C.	2,481,713	11,286,238
	Cable and Wireless P.L.C.	3,342,769	10,776,895
*	Cadbury P.L.C. Sponsored ADR	56,000	2,582,720

12

	Carnival P.L.C.	685,658	23,506,132
	Carnival P.L.C. ADR	218,000	7,562,420
	Cookson Group P.L.C.	529,282	6,247,809
#	DSG International P.L.C.	2,744,891	2,466,466
*	easyJet P.L.C.	708,463	4,228,565
	Enterprise Inns P.L.C.	1,212,242	6,669,296
	Friends Provident P.L.C.	4,365,221	7,831,322
	GKN P.L.C.	2,597,068	11,583,655
	HBOS P.L.C.	8,458,158	48,414,238
	HSBC Holdings P.L.C. Sponsored ADR	2,241,143	176,400,366
	International Power P.L.C.	2,272,744	16,314,629
	ITV P.L.C.	11,443,244	9,306,940
	Kingfisher P.L.C.	7,751,726	18,724,343
	Ladbrokes P.L.C.	1,091,195	4,484,969
	Legal and General Group P.L.C.	14,896,697	27,178,339
	Meggitt P.L.C.	2,425,171	10,139,242
	Mondi P.L.C.	1,134,110	6,733,050
	Old Mutual P.L.C.	7,500,690	13,265,683
	Pearson P.L.C.	901,901	11,139,618
	Pearson P.L.C. Sponsored ADR	1,763,809	21,871,232
	Rexam P.L.C.	2,502,227	18,467,395
*	Rolls-Royce Group P.L.C.	2,198,250	15,865,574
	Royal Bank of Scotland Group P.L.C.	26,156,343	111,245,143
	Royal Dutch Shell P.L.C. ADR	1,265,345	87,043,083
	RSA Insurance Group P.L.C.	13,325,551	36,481,766
	SABmiller P.L.C.	1,209,147	25,972,577
	Sainsbury (J.) P.L.C.	4,948,615	31,299,843
	Schroders P.L.C.	123,678	2,280,637
	Schroders P.L.C. Non-Voting	63,155	1,034,882
#	Thomas Cook Group P.L.C.	1,606,317	6,689,035
	Tomkins P.L.C. Sponsored ADR	330,800	3,618,952
	Vodafone Group P.L.C.	63,241,202	161,615,992
	Vodafone Group P.L.C. Sponsored ADR	6,329,818	161,726,850
	Whitbread P.L.C.	647,323	13,281,419
	William Morrison Supermarkets P.L.C.	7,113,159	36,517,305
	WPP Group P.L.C.	1,301,269	12,665,833
	WPP Group P.L.C. Sponsored ADR	24,445	1,192,672
	Xstrata P.L.C.	661,917	36,904,053
TOTAL — UNITED KINGDOM			1,440,301,064

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $21,080,000 FNMA 5.50%, 02/25/36, valued at $16,017,513) to be repurchased at $15,782,401	$15,779	15,779,000

SECURITIES LENDING COLLATERAL — (12.3%)
§ @	DFA Short Term Investment Fund LP	897,185	897,184,640

@	Repurchase Agreement, Barclays Capital, Inc. 2.14%, 09/02/08 (Collateralized by $37,262,000 FHLMC 3.050%, 04/28/10, valued at $37,509,471) to be repurchased at $36,781,766	36,773	36,773,022

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $231,318,655 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/19 to 06/01/38 & FNMA, rates ranging from 4.419%(r) to 7.000%, maturities ranging from 06/01/20 to 08/01/38, valued at $93,757,573) to be repurchased at $91,941,045	91,919	91,919,189

TOTAL SECURITIES LENDING COLLATERAL			1,025,876,851

TOTAL INVESTMENTS - (100.0%)
(Cost $8,274,920,170) ##			$8,305,447,434

13

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (74.6%)
Consumer Discretionary — (15.5%)
* #	ABILIT Corp.	110,900	$154,969
#	Aeon Fantasy Co., Ltd.	62,032	601,997
#	Ahresty Corp.	77,200	559,502
	Aichi Machine Industry Co., Ltd.	292,000	827,884
	Aigan Co., Ltd.	63,200	381,182
	Aisan Industry Co., Ltd.	191,300	1,428,116
#	Akebono Brake Industry Co., Ltd.	386,000	2,584,032
#	Akindo Sushiro Co., Ltd.	20,500	373,755
	Alpha Corp.	31,700	225,492
	Alpine Electronics, Inc.	231,700	2,333,305
#	Amiyaki Tei Co., Ltd.	245	303,764
#	Amuse, Inc.	25,000	338,644
#	Anrakutei Co., Ltd.	50,000	243,402
#	AOI Advertising Promotion, Inc.	39,000	211,501
	AOKI Holdings, Inc.	166,900	2,197,358
	Aoyama Trading Co., Ltd.	97,500	1,764,891
* #	Asahi Tec Corp.	854,000	473,779
	Ashimori Industry Co., Ltd.	193,000	347,192
	Asti Corp.	50,000	123,957
#	Atom Corp.	133,200	484,379
#	Atsugi Co., Ltd.	719,000	802,191
	Autobacs Seven Co., Ltd.	45,300	1,258,855
#	Avex Group Holdings, Inc.	155,500	1,599,859
#	Belluna Co., Ltd.	194,060	983,627
#	Best Denki Co., Ltd.	280,500	1,341,675
#	Bookoff Corp.	65,000	419,807
	Calsonic Kansei Corp.	520,000	1,728,897
* #	Carchs Holdings Co., Ltd.	710,600	228,796
	Catena Corp.	92,000	198,867
#	Chiyoda Co., Ltd.	145,000	2,115,935
#	Chofu Seisakusho Co., Ltd.	127,700	2,301,430
*	Chori Co., Ltd.	675,000	734,956
	Chuo Spring Co., Ltd.	210,000	652,052
#	Clarion Co., Ltd.	933,000	1,333,243
#	Cleanup Corp.	160,000	608,232
#	Colowide Co., Ltd.	205,450	1,051,819
* #	Columbia Music Entertainment, Inc.	477,000	251,236
	Corona Corp.	101,200	1,307,843
	Cross Plus, Inc.	22,000	199,624
#	Culture Convenience Club Co., Ltd.	463,900	2,886,916
#	Cybozu, Inc.	1,538	420,584
#	D&M Holdings, Inc.	314,000	1,456,661
	Daido Kogyo Co., Ltd.	145,000	299,100

1

#	Daidoh, Ltd.	129,000	1,303,607
	Daifuku Co., Ltd.	197,500	1,616,553
#	Daikoku Denki Co., Ltd.	50,700	602,299
#	Daikyo, Inc.	657,236	928,148
	Daimaruenawin Co., Ltd.	400	2,282
	Dainichi Co., Ltd.	59,200	307,671
#	Daisyo Corp.	74,200	806,117
*	Daito Woolen Spinning & Weaving Co., Ltd.	40,000	29,043
#	Daiwa Seiko, Inc.	444,000	704,237
#	Daiwabo Co., Ltd.	478,000	1,176,828
	DCM Japan Holdings Co., Ltd.	247,900	1,809,248
#	Descente, Ltd.	270,000	1,497,215
*	DIA Kensetsu Co., Ltd.	484,600	44,427
#	Don Quijote Co., Ltd.	57,900	1,016,271
#	Doshisha Co., Ltd.	66,600	942,945
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,964,016
	Dynic Corp.	127,000	277,464
#	Eagle Industry Co., Ltd.	170,000	821,421
* #	Econach Co., Ltd.	177,000	96,996
#	Edion Corp.	273,800	2,153,932
	Eikoh, Inc.	41,800	145,736
	Exedy Corp.	123,700	2,793,117
#	F&A Aqua Holdings, Inc.	62,238	400,380
	Fine Sinter Co., Ltd.	49,000	139,598
#	Foster Electric Co., Ltd.	84,100	1,653,696
#	France Bed Holdings Co., Ltd.	826,000	1,202,560
	Fuji Co., Ltd.	120,400	1,924,356
	Fuji Corp., Ltd.	117,000	235,116
#	Fuji Kiko Co., Ltd.	151,000	260,205
#	Fuji Kyuko Co., Ltd.	378,000	1,462,199
	Fuji Oozx, Inc.	6,000	22,462
#	Fujibo Holdings, Inc.	332,000	520,747
*	Fujii & Co., Ltd.	44,000	404
	Fujikura Rubber, Ltd.	74,000	284,733
#	Fujita Kanko, Inc.	412,100	3,043,077
	Fujitsu Business Systems, Ltd.	90,900	1,193,996
#	Fujitsu General, Ltd.	348,000	1,054,367
	Funai Electric Co., Ltd.	39,900	859,050
* #	Furukawa Battery Co., Ltd.	89,000	684,879
	G-7 Holdings, Inc.	29,200	128,107
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	363,000	972,003
	Genki Sushi Co., Ltd.	19,200	218,612
#	GEO Co., Ltd.	1,289	1,255,041
#	Goldcrest Co., Ltd.	57,410	940,323
* #	Goldwin, Inc.	175,000	365,673
	Gourmet Kineya Co., Ltd.	68,000	498,080
	Gro-BeLS Co., Ltd.	177,000	85,452
* #	GSI Creos Corp.	194,000	298,438
#	Gulliver International Co., Ltd.	36,120	707,456
	Gunze, Ltd.	641,000	2,712,055
#	Hakuyosha Co., Ltd.	88,000	230,115
#	Happinet Corp.	37,000	540,333
#	Haruyama Trading Co., Ltd.	49,900	222,419
	Haseko Corp.	251,500	255,269

2

	Heiwa Corp.	48,100	428,604
	Himaraya Co., Ltd.	38,300	187,222
#	HIS Co., Ltd.	118,200	1,456,616
	Horipro, Inc.	48,200	469,466
	I Metal Technology Co., Ltd.	153,000	315,511
	Ichikawa Co., Ltd.	63,000	198,556
#	Ichikoh Industries, Ltd.	296,000	669,852
* #	Image Holdings Co., Ltd.	41,000	144,494
	Imasen Electric Industrial Co., Ltd.	55,800	761,721
	Imperial Hotel, Ltd.	7,900	192,923
*	Impress Holdings, Inc.	1,124	184,622
	Inaba Seisakusho Co., Ltd.	62,400	650,449
	Ishizuka Glass Co., Ltd.	109,000	174,641
*	Izuhakone Railway Co., Ltd.	300	14,886
* #	Izutsuya Co., Ltd.	350,000	248,477
#	Janome Sewing Machine Co., Ltd.	707,000	443,359
#	Japan Vilene Co., Ltd.	229,000	909,913
#	Jeans Mate Corp.	38,208	206,477
	Jidosha Buhin Kogyo Co., Ltd.	82,000	247,217
	Joban Kosan Co., Ltd.	226,000	351,141
#	Joint Corp.	106,500	186,403
#	Joshin Denki Co., Ltd.	201,000	1,621,157
#	Juki Corp.	455,000	837,186
	Juntendo Co., Ltd.	35,000	42,011
#	Jyomo Co., Ltd.	186,000	121,891
	Kabuki-Za Co., Ltd.	39,000	1,684,190
#	Kadokawa Holdings, Inc.	94,400	2,222,820
	Kanto Auto Works, Ltd.	243,500	3,135,497
	Kasai Kogyo Co., Ltd.	119,000	335,662
	Kato Sangyo Co., Ltd.	130,700	1,749,400
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	311,299
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	274,501
	Kayaba Industry Co., Ltd.	745,000	2,721,193
	Keihin Corp.	36,200	599,899
#	Keiyo Co., Ltd.	200,400	999,280
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,270,447
#	Kenwood Corp.	1,294,000	1,126,694
* #	Kinki Nippon Tourist Co., Ltd.	304,000	565,537
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	487,657
#	Kisoji Co., Ltd.	89,300	1,785,553
	Koekisha Co., Ltd.	13,600	249,651
#	Kohnan Shoji Co., Ltd.	94,100	1,261,926
#	Kojima Co., Ltd.	130,100	616,626
	Komatsu Seiren Co., Ltd.	148,000	573,289
	Komeri Co., Ltd.	43,700	1,275,936
#	Konaka Co., Ltd.	107,760	436,166
*	Kosugi Sangyo Co., Ltd.	416,000	45,631
	Ku Holdings Co., Ltd.	68,200	233,199
	Kura Corp.	221	405,416
	Kurabo Industries, Ltd.	879,000	1,489,511
	Kuraudia Co., Ltd.	4,800	49,673
	Kuroganeya Co., Ltd.	14,000	47,573
#	K’s Holdings Corp.	134,372	2,439,798
#	Kyoritsu Maintenance Co., Ltd.	50,960	878,133
	Kyoto Kimono Yuzen Co., Ltd.	572	431,534

3

	Kyowa Leather Cloth Co., Ltd.	75,400	360,728
* #	Laox Co., Ltd.	206,000	43,411
#	Look, Inc.	102,000	123,542
#	Maezawa Kyuso Industries Co., Ltd.	51,700	916,882
*	Magara Construction Co., Ltd.	135,000	1,241
* #	Mamiya-Op Co., Ltd.	285,000	130,189
	Marche Corp.	23,000	152,542
#	Mars Engineering Corp.	77,900	1,617,294
#	Maruei Department Store Co., Ltd.	145,000	418,689
*	Maruishi Holdings Co., Ltd.	214,000	1,966
* #	Maruzen Co., Ltd. (6569583)	375,000	334,543
	Maruzen Co., Ltd. (6573498)	46,000	187,687
#	Matsuya Co., Ltd.	184,600	3,301,118
#	Matsuya Foods Co., Ltd.	66,600	792,771
	Meiwa Industry Co., Ltd.	38,000	73,204
#	Mikuni Corp.	114,000	236,257
* #	Misawa Homes Co., Inc.	128,100	578,463
#	Misawa Resort Co., Ltd.	194,000	500,839
	Mitsuba Corp.	155,690	970,918
	Mitsui Home Co., Ltd.	228,000	1,148,315
	Miyuki Keori Co., Ltd.	106,000	250,868
#	Mizuno Corp.	462,000	2,313,375
#	MOS Food Services, Inc.	113,000	1,423,480
	MR Max Corp.	127,200	418,804
	Mutow Co., Ltd.	79,400	412,127
* #	Naigai Co., Ltd.	236,000	96,937
	Nexyz Corp.	3,700	128,774
#	Nice Holdings, Inc.	409,000	696,486
#	Nichimo Corp.	667,000	96,887
	Nidec Copal Corp.	202,800	2,531,347
#	Nidec Tosok Corp.	62,600	487,949
#	Nihon Eslead Corp.	53,048	328,103
	Nihon Tokushu Toryo Co., Ltd.	56,000	213,955
	Nikko Travel Co., Ltd.	12,200	34,158
	Nippon Felt Co., Ltd.	69,000	336,507
#	Nippon Piston Ring Co., Ltd.	301,000	462,714
	Nippon Seiki Co., Ltd.	151,400	1,892,621
#	Nishimatsuya Chain Co., Ltd.	228,900	2,032,686
	Nissan Shatai Co., Ltd.	524,300	3,903,640
#	Nissen Holdings Co., Ltd.	213,100	847,087
	Nissin Kogyo Co., Ltd.	56,100	1,001,919
	Nittan Valve Co., Ltd.	85,000	363,196
	Nitto Kako Co., Ltd.	98,000	72,766
	Noritsu Koki Co., Ltd.	121,100	1,757,987
#	Omikenshi Co., Ltd.	176,000	109,502
*	Orient Watch Co., Ltd.	12,000	4,521
	Pacific Industrial Co., Ltd.	187,000	696,052
	PanaHome Corp.	533,200	3,112,547
#	Parco Co., Ltd.	278,300	3,177,859
#	Paris Miki, Inc.	191,900	1,615,831
* #	PIA Corp.	29,500	334,382
	Piolax, Inc.	45,600	831,869
	Press Kogyo Co., Ltd.	385,000	1,486,146
*	Renown, Inc.	179,800	503,580
#	Resorttrust, Inc.	174,508	1,878,889

4

#	Rhythm Watch Co., Ltd.	454,000	541,345
#	Right On Co., Ltd.	103,225	1,141,213
#	Riken Corp.	368,000	1,250,563
#	Ringer Hut Co., Ltd.	76,800	963,141
	Roland Corp.	90,700	1,475,526
#	Round One Corp.	1,227	1,006,128
#	Royal Co., Ltd.	142,000	1,281,407
	Sagami Chain Co., Ltd.	78,000	639,666
*	Sagami Co., Ltd.	80,000	68,439
	Sagami Rubber Industries Co., Ltd.	15,000	37,167
#	Saint Marc Holdings Co., Ltd.	38,300	1,357,574
#	Saizeriya Co., Ltd.	176,900	1,764,800
#	Sakai Ovex Co., Ltd.	205,000	252,127
#	Sanden Corp.	499,000	1,930,701
#	Sanei-International Co., Ltd.	61,800	804,148
#	Sankyo Seiko Co., Ltd.	209,000	445,444
	Sanoh Industrial Co., Ltd.	118,000	586,223
#	Sanrio Co., Ltd.	291,900	3,320,796
*	Sansui Electric Co., Ltd.	4,135,000	303,073
	Sanyo Housing Nagoya Co., Ltd.	363	290,045
#	Sanyo Shokai, Ltd.	474,000	2,258,834
#	Seiko Holdings Corp.	401,407	1,497,890
	Seiren Co., Ltd.	221,000	1,166,283
#	Senshukai Co., Ltd.	164,000	976,408
* #	Seven Seas Holdings Co., Ltd.	194,000	97,225
#	Shikibo, Ltd.	510,000	582,233
#	Shimachu Co., Ltd.	44,900	1,079,661
	Shinyei Kaisha	96,000	166,547
#	Shiroki Co., Ltd.	310,000	867,783
#	Shobunsha Publications, Inc.	56,900	306,474
#	Shochiku Co., Ltd.	438,400	2,428,655
	Showa Corp.	254,100	1,807,362
* #	Silver Seiko, Ltd.	1,091,000	198,185
	SKY Perfect JSAT Holdings, Inc.	4,196	1,581,743
#	SNT Corp.	96,300	487,183
#	Sofmap Co., Ltd.	43,100	80,750
	Soft99 Corp.	73,400	365,686
	Sotoh Co., Ltd.	51,000	512,995
#	SPK Corp.	16,800	176,751
#	Suminoe Textile Co., Ltd.	267,000	438,355
	Sumitomo Forestry Co., Ltd.	452,966	3,235,477
* #	Suzutan Co., Ltd.	26,200	61,358
* #	SxL Corp.	493,000	291,929
	Tachikawa Corp.	50,800	207,962
	Tachi-S Co., Ltd.	122,640	1,414,329
#	Takamatsu Corp.	135,500	1,892,439
#	Taka-Q Co., Ltd.	73,500	107,464
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	115,801
#	Tasaki Shinju Co., Ltd.	116,000	197,187
	Taya Co., Ltd.	5,000	35,417
	TBK Co., Ltd.	90,000	293,868
	TDF Corp.	27,000	61,040
#	Tecmo, Ltd.	79,800	584,101
#	Teikoku Piston Ring Co., Ltd.	111,000	715,337
	Teikoku Sen-I Co., Ltd.	80,000	291,223

5

	Telepark Corp.	146	177,333
* #	Ten Allied Co., Ltd.	50,000	154,814
* #	The Daiei, Inc.	230,100	1,818,970
#	The Japan General Estate Co., Ltd.	121,900	265,851
	The Japan Wool Textile Co., Ltd.	316,000	2,606,495
	Tigers Polymer Corp.	59,000	226,649
	Toabo Corp.	219,000	177,403
	Toei Co., Ltd.	438,000	2,396,530
* #	Tohoku Misawa Homes Co., Ltd.	37,500	91,286
#	Tokai Kanko Co., Ltd.	505,999	194,924
	Tokai Rubber Industries, Ltd.	109,200	1,217,948
#	Tokai Senko K.K.	102,000	97,570
#	Tokyo Dome Corp.	655,200	2,995,127
	Tokyo Kaikan Co., Ltd.	12,000	54,813
	Tokyo Soir Co., Ltd.	49,000	119,356
	Tokyo Style Co., Ltd.	345,700	2,876,568
#	Tokyotokeiba Co., Ltd.	971,000	1,571,001
	Tokyu Recreation Co., Ltd.	77,000	406,638
#	Tomy Co., Ltd.	321,793	2,118,218
* #	Tonichi Carlife Group, Inc.	189,000	129,648
	Topre Corp.	185,000	1,529,173
	Totenko Co., Ltd.	57,000	97,888
#	Touei Housing Corp.	92,440	156,035
#	Towa Real Estate Development Co., Ltd.	610,000	457,189
#	Toyo Radiator Co., Ltd.	260,000	1,279,858
#	Toyo Tire & Rubber Co., Ltd.	730,000	1,885,244
#	Toyobo Co., Ltd.	1,029,000	1,713,300
	Tsukamoto Co., Ltd.	67,000	54,358
#	Tsutsumi Jewelry Co., Ltd.	69,300	1,348,629
#	Unitika, Ltd.	1,673,000	1,522,208
	U-Shin, Ltd.	97,000	804,303
* #	Victor Co. of Japan, Ltd.	626,000	1,052,532
	Watabe Wedding Corp.	29,500	283,831
#	Watami Food Service Co., Ltd.	144,800	2,381,375
	Wondertable, Ltd.	97,000	101,388
	Xebio Co., Ltd.	54,200	998,575
#	Yamatane Corp.	338,000	493,651
	Yamato International, Inc.	43,000	206,345
	Yellow Hat, Ltd.	75,600	288,979
	Yokohama Reito Co., Ltd.	179,000	1,302,091
#	Yomiuri Land Co., Ltd.	276,000	841,740
#	Yonex Co., Ltd.	41,000	254,571
#	Yorozu Corp.	75,400	949,211
	Yoshimoto Kogyo Co., Ltd.	120,000	1,193,601
#	Yoshinoya Holdings Co., Ltd.	2,227	2,369,494
#	Zenrin Co., Ltd.	130,900	1,917,906
#	Zensho Co., Ltd.	372,900	1,381,209
Total Consumer Discretionary			267,670,003

Consumer Staples — (8.3%)
#	Aderans Holdings Co., Ltd.	146,350	2,323,201
*	Aeon Hokkaido Corp.	58,800	162,789
	Ahjikan Co., Ltd.	10,500	70,522
#	Ariake Japan Co., Ltd.	116,800	2,225,745
	Cawachi, Ltd.	83,400	1,761,955

6

	CFS Corp.	125,000	773,672
#	Chubu Shiryo Co., Ltd.	91,000	585,986
	Chuo Gyorui Co., Ltd.	93,000	201,354
#	Circle K Sunkus Co., Ltd.	64,100	1,050,025
	Coca-Cola Central Japan Co., Ltd.	311	2,112,433
*	cocokara fine HOLDINGS, Inc.	36,960	553,452
	CVS Bay Area, Inc.	55,000	82,059
#	DyDo Drinco, Inc.	57,200	1,645,601
	Echo Trading Co., Ltd.	11,000	91,715
	Ensuiko Sugar Refining Co., Ltd.	103,000	170,232
#	Ezaki Glico Co., Ltd.	22,074	222,799
#	Fancl Corp.	244,600	2,891,340
* #	First Baking Co., Ltd.	183,000	209,345
	Fuji Oil Co., Ltd.	304,700	3,265,526
	Fujicco Co., Ltd.	121,600	1,425,539
* #	Fujiya Co., Ltd.	564,000	688,276
	Hagoromo Foods Corp.	41,000	389,088
	Harashin Narus Holdings Co., Ltd.	63,100	644,233
* #	Hayashikane Sangyo Co., Ltd.	336,000	293,262
	Heiwado Co., Ltd.	204,100	3,250,511
*	Hohsui Corp.	120,000	141,312
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	488,390
	Hokuto Corp.	113,300	2,558,242
#	Inageya Co., Ltd.	179,000	1,489,143
#	ITO EN, Ltd.	165,300	2,529,625
	Itochu-Shokuhin Co., Ltd.	44,300	1,462,092
	Itoham Foods, Inc.	711,800	3,712,944
#	Izumiya Co., Ltd.	300,000	1,699,843
#	J-Oil Mills, Inc.	563,000	2,683,798
	Kameda Seika Co., Ltd.	71,800	972,372
#	Kasumi Co., Ltd.	216,000	1,310,853
#	Key Coffee, Inc.	78,700	1,122,393
	Kikkoman Corp.	66,300	820,363
	Kirindo Co., Ltd.	32,800	178,689
	Kose Corp.	81,300	2,210,449
#	Kyodo Shiryo Co., Ltd.	362,000	420,920
	Kyokuyo Co., Ltd.	380,000	692,365
#	Life Corp.	188,900	2,883,031
#	Lion Corp.	306,000	1,485,028
#	Mandom Corp.	84,400	2,261,310
	Marudai Food Co., Ltd.	454,000	1,125,074
#	Maruha Nichiro Holdings, Inc.	1,696,069	3,113,355
*	Maruya Co., Ltd.	14,000	22,046
#	Matsumotokiyoshi Holdings Co., Ltd.	37,400	789,318
*	Maxvalu Tohok Co., Ltd.	18,200	119,832
	Maxvalu Tokai Co., Ltd.	61,000	851,109
#	Meito Sangyo Co., Ltd.	79,900	1,671,240
	Mercian Corp.	424,000	927,050
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,771,583
	Milbon Co., Ltd.	43,940	944,261
#	Ministop Co., Ltd.	100,000	1,932,376
#	Mitsui Sugar Co., Ltd.	477,850	1,831,083
	Miyoshi Oil & Fat Co., Ltd.	268,000	397,275
#	Morinaga & Co., Ltd.	933,000	1,777,026
	Morinaga Milk Industry Co., Ltd.	875,000	2,571,811

7

	Morishita Jinton Co., Ltd.	47,800	110,062
	Morozoff, Ltd.	110,000	330,656
#	Nagatanien Co., Ltd.	121,000	962,039
#	Nakamuraya Co., Ltd.	208,000	949,602
#	Nichimo Co., Ltd.	112,000	177,454
	Nichirei Corp.	514,000	2,931,989
#	Nihon Chouzai Co., Ltd.	23,000	379,753
	Niitaka Co., Ltd.	7,260	47,596
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,254,998
	Nippon Flour Mills Co., Ltd.	620,000	2,963,876
	Nippon Formula Feed Manufacturing Co., Ltd.	274,000	322,824
	Nippon Suisan Kaisha, Ltd.	528,700	1,834,307
	Nissin Sugar Manufacturing Co., Ltd.	152,000	335,986
	Nitto Flour Milling Co., Ltd.	64,000	190,369
#	Oenon Holdings, Inc.	253,000	659,458
	Oie Sangyo Co., Ltd.	20,900	147,516
	Okuwa Co., Ltd.	156,000	2,504,397
	Olympic Corp.	66,700	416,249
	Oriental Yeast Co., Ltd.	103,000	559,517
	Pietro Co., Ltd.	10,300	84,071
#	Pigeon Corp.	69,600	1,619,622
	Poplar Co., Ltd.	25,760	146,401
*	Prima Meat Packers, Ltd.	724,000	784,508
	Q.P. Corp.	109,900	1,040,318
#	Riken Vitamin Co., Ltd.	81,400	2,370,288
	Rock Field Co., Ltd.	47,800	670,860
#	Ryoshoku, Ltd.	153,600	2,917,422
#	S Foods, Inc.	106,500	721,536
#	Sakata Seed Corp.	175,600	2,611,263
	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	863,661
	Shoei Foods Corp.	44,000	185,803
	Showa Sangyo Co., Ltd.	620,000	1,745,414
#	Snow Brand Milk Products Co., Ltd.	924,500	2,809,706
	Sogo Medical Co., Ltd.	23,500	592,834
	Sonton Food Industry Co., Ltd.	43,000	279,329
#	Sotetsu Rosen Co., Ltd.	70,000	288,753
#	Starzen Corp.	286,000	640,891
#	T.Hasegawa Co., Ltd.	142,700	2,111,929
#	Takara Holdings, Inc.	365,000	2,510,534
* #	The Maruetsu, Inc.	428,000	3,784,713
#	The Nisshin Oillio Group, Ltd.	601,000	3,330,754
#	Three F Co., Ltd.	17,700	114,605
#	Tobu Store Co., Ltd.	220,000	798,575
	Toho Co., Ltd.	162,000	482,601
#	Tohto Suisan Co., Ltd.	120,000	192,285
	Torigoe Co., Ltd.	86,800	662,142
* #	Toyo Sugar Refining Co., Ltd.	157,000	187,690
	Tsukiji Uoichiba Co., Ltd.	57,000	83,452
	Tsuruha Holdings, Inc.	46,400	1,535,893
	Unicafe, Inc.	14,260	166,383
	Unicharm Petcare Corp.	100,000	3,189,244
	Unimat Offisco Corp.	87,400	785,424
	UNY Co., Ltd.	39,788	438,622
#	Valor Co., Ltd.	178,400	1,580,150
	Warabeya Nichiyo Co., Ltd.	52,760	740,241

8

	Yaizu Suisankagaku Industry Co., Ltd.	42,100	403,813
	Yaoko Co., Ltd.	70,900	2,455,358
#	Yomeishu Seizo Co., Ltd.	102,000	966,238
	Yonekyu Corp.	100,500	1,139,815
	Yuasa Funashoku Co., Ltd.	112,000	236,020
	Yukiguni Maitake Co., Ltd.	89,180	302,520
	Yutaka Foods Corp.	6,000	84,773
Total Consumer Staples			143,793,363

Energy — (1.1%)
#	AOC Holdings, Inc.	143,400	1,489,533
#	BP Castrol K.K.	69,800	185,566
* #	Fuji Kosan Co., Ltd.	264,000	245,110
	Itochu Enex Co., Ltd.	330,300	2,040,669
	Japan Oil Transportation Co., Ltd.	79,000	146,715
#	Kanto Natural Gas Development Co., Ltd.	202,000	1,326,099
#	Kyoei Tanker Co., Ltd.	115,000	334,779
	Mitsuuroko Co., Ltd.	234,200	1,496,689
#	Modec, Inc.	127,400	4,036,667
#	Nippon Gas Co., Ltd.	153,000	1,485,836
	Nippon Seiro Co., Ltd.	64,000	116,273
	Sala Corp.	133,000	607,730
	San-Ai Oil Co., Ltd.	266,000	1,042,666
	Shinko Plantech Co., Ltd.	159,000	1,614,889
	Sinanen Co., Ltd.	266,000	1,053,064
#	Toa Oil Co., Ltd.	369,000	444,721
#	Toyo Kanetsu K.K.	478,000	881,687
Total Energy			18,548,693

Financials — (7.0%)
#	Arealink Co., Ltd.	3,000	138,297
#	Azel Corp.	214,000	101,387
	Bank of the Ryukyus, Ltd.	125,080	999,301
#	Central Finance Co., Ltd.	341,000	715,627
	Century Leasing System, Inc.	186,200	1,920,712
#	Chuo Corp.	81,000	76,469
#	Creed Corp.	597	559,762
#	Daiko Clearing Services Corp.	51,000	300,900
	Fukushima Bank, Ltd.	858,000	649,592
	Fuyo General Lease Co., Ltd.	108,000	3,215,918
	Higashi-Nippon Bank, Ltd.	643,000	2,070,852
#	Ichiyoshi Securities Co., Ltd.	165,000	1,612,119
*	Kakuei (L.) Corp.	100,000	919
#	Kenedix, Inc.	2,090	1,190,421
	Kirayaka Holdings, Inc.	98,000	135,828
	Kiyo Holdings, Inc.	2,193,900	3,404,885
#	Kobayashi Yoko Co., Ltd.	30,400	78,758
#	Kosei Securities Co., Ltd.	295,000	311,073
#	Marusan Securities Co., Ltd.	263,000	1,501,726
#	Meiwa Estate Co., Ltd.	89,300	345,406
#	Mito Securities Co., Ltd.	278,000	883,921
#	Mizuho Investors Securities Co., Ltd.	149,000	155,270
#	Monex Group, Inc.	1,041	515,447
	Musashino Bank, Ltd.	70,400	2,053,691
*	New Real Property K.K.	43,900	—

9

*	Nichiboshin, Ltd.	1,190	1,093
* #	NIS Group Co., Ltd.	346,925	423,995
#	Nisshin Fudosan Co., Ltd.	81,100	266,939
#	Okasan Holdings, Inc.	562,000	2,785,514
* #	OMC Card, Inc.	218,300	562,792
#	Ricoh Leasing Co., Ltd.	107,900	2,160,205
#	RISA Partners, Inc.	701	618,471
	Sankei Building Co., Ltd.	235,000	1,124,839
	Shikoku Bank, Ltd.	762,000	2,674,564
	Shimizu Bank, Ltd.	32,900	1,256,404
*	Shinki Co., Ltd.	457,000	435,275
#	Sumitomo Real Estate Sales Co., Ltd.	34,110	1,002,451
	Takagi Securities Co., Ltd.	208,000	399,303
	The Aichi Bank, Ltd.	35,000	2,409,875
	The Akita Bank, Ltd.	684,400	2,635,491
	The Aomori Bank, Ltd.	627,000	2,404,310
	The Awa Bank, Ltd.	271,000	1,433,269
#	The Bank of Ikeda, Ltd.	70,300	2,422,082
#	The Bank of Iwate, Ltd.	65,000	3,675,841
	The Bank of Nagoya, Ltd.	214,297	1,166,548
	The Bank of Okinawa, Ltd.	76,500	2,685,354
	The Bank of Saga, Ltd.	599,000	1,724,491
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,094,356
	The Chukyo Bank, Ltd.	751,000	2,074,641
	The Daisan Bank, Ltd.	637,000	2,137,644
	The Daishi Bank, Ltd.	137,000	545,713
	The Daito Bank, Ltd.	511,000	409,810
	The Ehime Bank, Ltd.	609,000	1,777,567
	The Eighteenth Bank, Ltd.	630,000	1,667,284
	The Fuji Fire & Marine Insurance Co., Ltd.	540,000	1,468,785
#	The Fukui Bank, Ltd.	864,000	2,709,961
	The Higo Bank, Ltd.	52,000	300,322
	The Hokkoku Bank, Ltd.	819,000	3,004,037
#	The Hokuetsu Bank, Ltd.	898,000	1,930,215
	The Hyakugo Bank, Ltd.	312,182	1,759,308
	The Kagawa Bank, Ltd.	276,350	1,432,918
	The Kagoshima Bank, Ltd.	260,500	1,724,200
#	The Kanto Tsukuba Bank, Ltd.	193,900	843,910
	The Kita-Nippon Bank, Ltd.	30,506	947,584
	The Michinoku Bank, Ltd.	538,000	1,300,118
#	The Minato Bank, Ltd.	1,470,000	2,188,012
	The Miyazaki Bank, Ltd.	507,000	1,298,773
	The Nagano Bank, Ltd.	322,000	629,080
	The Nanto Bank, Ltd.	284,000	1,532,048
	The Oita Bank, Ltd.	504,900	2,656,077
	The San-in Godo Bank, Ltd.	198,000	1,531,590
#	TOC Co., Ltd.	433,550	1,676,214
	Tochigi Bank, Ltd.	396,000	2,169,399
	Toho Bank, Ltd.	780,200	3,119,250
	Toho Real Estate Co., Ltd.	195,000	979,254
	Tohoku Bank, Ltd.	400,000	624,547
	Tokai Tokyo Securities Co., Ltd.	680,000	2,410,544
	Tokushima Bank, Ltd.	274,200	1,145,514
	Tokyo Rakutenchi Co., Ltd.	227,000	788,967
#	Tokyo Theatres Co., Inc.	307,000	563,861

10

	Tokyo Tomin Bank, Ltd.	113,100	1,820,396
	Tokyu Community Corp.	49,400	927,958
#	Tokyu Livable, Inc.	132,300	847,834
	Tomato Bank, Ltd.	407,000	791,261
#	Tottori Bank, Ltd.	336,000	869,900
* #	Towa Bank, Ltd.	899,000	862,157
	Toyo Securities Co., Ltd.	315,000	979,738
	Yamagata Bank, Ltd.	600,500	3,172,662
	Yamanashi Chuo Bank, Ltd.	248,000	1,312,157
	Yuraku Real Estate Co., Ltd.	212,000	484,951
Total Financials			120,717,904

Health Care — (4.0%)
	Aloka Co., Ltd.	104,000	1,303,558
	As One Corp.	71,368	1,522,935
	ASKA Pharmaceutical Co., Ltd.	103,000	952,264
	Create Medic Co., Ltd.	28,000	227,800
	Eiken Chemical Co., Ltd.	81,000	634,443
	FALCO biosystems, Ltd.	35,200	255,596
#	Fuso Pharmaceutical Industries, Ltd.	330,000	960,004
#	Green Hospital Supply, Inc.	940	494,654
	Hitachi Medical Corp.	138,000	1,078,634
	Hogy Medical Co., Ltd.	56,000	2,689,204
#	Iwaki & Co., Ltd.	55,000	95,374
#	Japan Medical Dynamic Marketing, Inc.	44,900	118,391
#	Jeol, Ltd.	275,000	989,228
	JMS Co., Ltd.	129,000	372,313
	Kaken Pharmaceutical Co., Ltd.	397,000	3,555,971
	Kawamoto Corp.	4,000	15,505
	Kawanishi Holdings, Ltd.	7,400	60,242
	Kawasumi Laboratories, Inc.	45,000	243,602
#	Kissei Pharmaceutical Co., Ltd.	191,500	4,165,944
	Kobayashi Pharmaceutical Co., Ltd.	76,100	2,578,930
	Kyorin Co., Ltd.	203,000	2,727,402
	Miraca Holdings, Inc.	152,400	3,399,050
	Mochida Pharmaceutical Co., Ltd.	419,900	5,102,324
#	Nichii Gakkan Co.	124,500	1,591,143
	Nihon Kohden Corp.	155,300	3,386,122
	Nikkiso Co., Ltd.	243,000	1,492,477
#	Nippon Chemiphar Co., Ltd.	134,000	598,043
	Nippon Shinyaku Co., Ltd.	243,000	3,027,565
#	Nipro Corp.	206,100	3,761,506
	Nissui Pharmaceutical Co., Ltd.	67,800	456,569
#	Paramount Bed Co., Ltd.	109,400	1,539,758
	Rion Co., Ltd.	5,000	28,189
	Rohto Pharmaceutical Co., Ltd.	389,600	4,650,767
	Seikagaku Corp.	203,900	2,124,318
#	SSP Co., Ltd.	436,000	2,176,143
	Sundrug Co., Ltd.	96,500	2,000,667
#	Topcon Corp.	125,000	830,752
	Torii Pharmaceutical Co., Ltd.	98,900	1,540,753
#	Towa Pharmaceutical Co., Ltd.	57,800	2,205,607
	Tsumura & Co.	48,600	1,354,700
	Vital-Net, Inc.	146,300	979,696

11

#	Wakamoto Pharmaceutical Co., Ltd.	102,000	332,543
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,635,559
Total Health Care			69,256,245

Industrials — (20.7%)
#	A&A Material Corp.	235,000	215,097
#	Advan Co., Ltd.	102,100	576,832
* #	ADVANEX, Inc.	121,000	192,242
	Aeon Delight Co., Ltd.	142,800	3,004,965
	Aica Kogyo Co., Ltd.	243,000	2,145,527
	Aichi Corp.	267,800	1,255,642
	Aida Engineering, Ltd.	273,000	1,225,798
	Airport Facilities Co., Ltd.	190,970	1,117,026
	Airtech Japan, Ltd.	26,700	134,853
	Alps Logistics Co., Ltd.	53,900	596,186
#	Altech Co., Ltd.	23,000	54,131
	Altech Corp.	38,150	361,864
#	Amano Corp.	276,400	2,379,955
	Ando Corp.	264,000	384,613
#	Anest Iwata Corp.	152,000	525,604
* #	AOMI Construction Co., Ltd.	211,000	75,459
#	ART Corp.	38,000	405,372
	Asahi Diamond Industrial Co., Ltd.	251,000	1,695,642
	Asahi Kogyosha Co., Ltd.	101,000	359,730
	Asahi Pretec Corp.	123,650	3,138,880
*	Asanuma Corp.	234,000	174,551
	Asia Air Survey Co., Ltd.	32,000	120,432
	Asunaro Aoki Construction Co., Ltd.	171,000	797,813
	Ataka Construction & Engineering Co., Ltd.	60,000	134,974
#	Bando Chemical Industries, Ltd.	349,000	1,045,663
* #	Banners Co., Ltd.	86,000	3,963
	Biken Techno Corp.	14,100	57,430
	Bunka Shutter Co., Ltd.	245,000	903,345
	Central Glass Co., Ltd.	617,000	2,404,852
#	Central Security Patrols Co., Ltd.	45,800	403,778
	Chudenko Corp.	214,900	3,094,354
#	Chugai Ro Co., Ltd.	335,000	1,600,958
#	Chuo Denki Kogyo Co., Ltd.	92,000	1,036,929
	CKD Corp.	236,000	1,153,805
	Commuture Corp.	157,202	927,798
#	Comsys Holdings Corp.	145,000	1,284,186
#	Cosel Co., Ltd.	147,100	1,323,265
	CTI Engineering Co., Ltd.	45,100	273,027
	Dai-Dan Co., Ltd.	160,000	810,230
#	Daido Metal Co., Ltd.	147,000	601,942
#	Daihen Corp.	471,000	1,824,233
	Daiho Corp.	202,000	141,556
#	Daiichi Jitsugyo Co., Ltd.	198,000	791,041
#	Daimei Telecom Engineering Corp.	143,000	1,112,698
#	Daiseki Co., Ltd.	151,263	4,895,336
*	Daisue Construction Co., Ltd.	316,500	106,128
	Daiwa Industries, Ltd.	173,000	604,536
	Danto Holdings Corp.	92,000	107,510
	Denyo Co., Ltd.	93,000	747,703
	DMW Corp.	4,800	92,558

12

* #	Dream Incubator, Inc.	168	127,561
#	Ebara Corp.	847,000	1,981,513
#	Enshu, Ltd.	215,000	277,402
#	Freesia Macross Corp.	1,355,000	209,764
#	Fudo Tetra Corp.	619,800	506,290
*	Fujisash Co., Ltd.	106,300	52,323
#	Fujita Corp.	115,010	123,085
	Fujitec Co., Ltd.	312,000	1,600,963
	Fukuda Corp.	136,000	217,232
	Fukusima Industries Corp.	30,500	262,742
#	Fukuyama Transporting Co., Ltd.	936,400	3,186,570
#	Funai Consulting, Co., Ltd.	102,000	587,348
	Furukawa Co., Ltd.	1,428,000	2,424,647
	Furusato Industries, Ltd.	52,000	473,327
	Futaba Corp.	163,800	2,750,696
#	Gecoss Corp.	116,700	502,022
#	GS Yuasa Corp.	1,120,000	5,727,092
#	Hamai Co., Ltd.	97,000	128,287
	Hanwa Co., Ltd.	745,000	3,331,678
	Hazama Corp.	293,600	246,933
	Hibiya Engineering, Ltd.	133,000	1,117,122
	Hitachi Cable, Ltd.	400,000	1,440,708
	Hitachi Metals Techno, Ltd.	57,500	255,197
#	Hitachi Plant Technologies, Ltd.	681,570	2,115,367
	Hitachi Tool Engineering, Ltd.	96,500	1,139,843
	Hitachi Transport System, Ltd.	349,600	4,732,479
* #	Hitachi Zosen Corp.	1,548,000	1,655,450
	Hokuetsu Industries Co., Ltd.	96,000	244,976
	Hokuriku Electrical Construction Co., Ltd.	56,000	178,782
#	Hosokawa Micron Corp.	147,000	677,238
#	Howa Machinery, Ltd.	389,000	328,518
	IBJ Leasing Co., Ltd.	127,800	2,353,761
	Ichiken Co., Ltd.	105,000	119,872
	Ichinen Co., Ltd.	73,000	395,182
#	Idec Corp.	135,500	1,528,058
#	Iino Kaiun Kaisha, Ltd.	346,700	2,645,853
	i-Logistics Corp.	91,000	218,287
	Inaba Denki Sangyo Co., Ltd.	88,300	2,235,797
	Inabata and Co., Ltd.	226,000	991,263
* #	Inoue Kogyo Co., Ltd.	425,000	54,009
	Inui Steamship Co., Ltd.	83,000	1,057,189
* #	Iseki & Co., Ltd.	779,000	2,059,498
* #	Ishikawa Seisakusho, Ltd.	154,000	94,126
*	Ishikawajima Construction Materials Co., Ltd.	43,000	39,001
	Ishikawajima Transport Machinery Co., Ltd.	73,000	247,770
#	Itoki Corp.	179,000	651,177
	Iwasaki Electric Co., Ltd.	266,000	436,263
#	IWATANI Corp.	870,000	2,374,499
* #	J Bridge Corp.	276,000	62,969
#	Jalux, Inc.	44,400	597,948
#	Jamco Corp.	84,000	514,270
* #	Japan Bridge Corp.	44,350	79,852
#	Japan Cash Machine Co., Ltd.	102,115	879,226
#	Japan Foundation Engineering Co., Ltd.	95,600	208,016
#	Japan Kenzai Co., Ltd.	95,940	539,428

13

	Japan Pulp & Paper Co., Ltd.	514,000	1,770,331
	Japan Servo Co., Ltd.	80,000	550,186
	Japan Steel Tower Co., Ltd.	44,000	201,351
#	Japan Transcity Corp.	236,000	845,706
	K.R.S. Corp.	39,200	323,232
#	Kamagai Gumi Co., Ltd.	583,800	334,295
	Kamei Corp.	121,000	474,759
	Kanaden Corp.	121,000	609,452
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	912,243
	Kanamoto Co., Ltd.	114,000	549,035
#	Kandenko Co., Ltd.	164,000	986,100
*	Kanematsu Corp.	1,481,625	1,668,080
* #	Kanematsu-NNK Corp.	125,000	96,756
#	Katakura Industries Co., Ltd.	119,000	1,484,181
#	Kato Works Co., Ltd.	202,000	568,768
* #	Kawada Industries, Inc.	158,000	188,977
	Kawagishi Bridge Works Co., Ltd.	38,000	98,370
	Kawaguchi Metal Industries Co., Ltd.	11,000	33,457
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	349,297
#	Kimura Chemical Plants Co., Ltd.	61,000	470,742
#	Kinki Sharyo Co., Ltd.	212,000	1,031,430
	Kintetsu World Express, Inc.	117,300	2,129,684
	Kioritz Corp.	239,000	528,086
#	Kitagawa Iron Works Co., Ltd.	344,000	558,063
#	Kitano Construction Corp.	258,000	526,366
	Kitazawa Sangyo Co., Ltd.	57,000	100,370
#	Kitz Corp.	420,000	1,888,256
#	Koike Sanso Kogyo Co., Ltd.	155,000	464,614
	Koito Industries, Ltd.	102,000	326,443
#	Kokuyo Co., Ltd.	126,325	1,018,992
#	Komai Tekko, Inc.	109,000	193,712
	Komatsu Wall Industry Co., Ltd.	33,700	381,802
	Komori Corp.	100,700	1,469,336
	Kondotec, Inc.	40,500	221,293
#	Kosaido Co., Ltd.	79,000	295,850
#	Kuroda Electric Co., Ltd.	112,900	1,302,323
#	Kyodo Printing Co., Ltd.	311,000	836,683
#	Kyoei Sangyo Co., Ltd.	97,000	258,621
	Kyokuto Boeki Kaisha, Ltd.	82,000	144,372
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	703,334
	Kyosan Electric Manufacturing Co., Ltd.	218,000	765,678
#	Kyowa Exeo Corp.	354,000	3,461,034
	Kyudenko Corp.	281,000	1,824,079
* #	Link Consulting Associates - Japan Corp.	63,500	14,553
* #	Lonseal Corp.	127,000	218,159
#	Maeda Corp.	641,000	1,954,746
	Maeda Road Construction Co., Ltd.	327,000	2,095,006
#	Maezawa Industries, Inc.	59,300	140,999
#	Maezawa Kaisei Industries Co., Ltd.	54,700	560,790
	Makino Milling Machine Co., Ltd.	330,000	1,509,383
	Marubeni Construction Material Lease Co., Ltd.	78,000	113,534
	Maruka Machinery Co., Ltd.	28,100	256,210
	Maruwn Corp.	66,000	166,973
#	Maruyama Manufacturing Co., Inc.	150,000	289,742
	Maruzen Showa Unyu Co., Ltd.	335,000	955,838

14

#	Matsuda Sangyo Co., Ltd.	99,583	2,199,703
	Matsui Construction Co., Ltd.	98,600	291,816
*	Matsuo Bridge Co., Ltd.	72,000	67,367
#	Max Co., Ltd.	188,000	1,800,938
#	Meidensha Corp.	785,050	2,078,400
*	Meiji Machine Co., Ltd.	213,000	110,194
#	Meiji Shipping Co., Ltd.	109,000	511,857
	Meisei Industrial Co., Ltd.	29,000	73,393
	Meitec Corp.	135,600	3,742,366
	Meito Transportation Co., Ltd.	22,000	154,194
* #	Meiwa Trading Co., Ltd.	140,000	254,837
	MISUMI Group, Inc.	76,300	1,320,229
	Mitani Corp.	54,000	349,421
#	Mitsubishi Cable Industries, Ltd.	736,000	815,649
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	632,558
#	Mitsubishi Pencil Co., Ltd.	121,500	1,557,542
#	Mitsuboshi Belting, Ltd.	281,000	1,459,869
#	Mitsui Matsushima Co., Ltd.	347,000	1,017,030
#	Mitsui-Soko Co., Ltd.	487,000	2,395,360
	Mitsumura Printing Co., Ltd.	95,000	295,807
#	Miura Co., Ltd.	145,200	3,189,090
	Miura Printing Corp.	19,000	44,508
#	Miyairi Valve Manufacturing Co., Ltd.	43,000	16,147
* #	Miyaji Engineering Group	203,000	142,276
* #	Miyakoshi Corp.	48,400	320,465
*	Mori Denki Mfg. Co., Ltd.	628,000	46,307
	Morita Corp.	163,000	650,670
	Moshi Moshi Hotline, Inc.	122,700	3,299,727
	Mystar Engineering Corp.	15,600	63,863
	NAC Co., Ltd.	28,900	210,093
	Nachi-Fujikoshi Corp.	604,000	1,925,246
	Naikai Zosen Corp.	75,000	242,007
#	Nakano Corp.	103,000	170,469
	Narasaki Sangyo Co., Ltd.	68,000	57,669
	NEC Leasing, Ltd.	72,600	919,276
#	NEC System Integration & Construction, Ltd.	172,100	2,236,714
	New Tachikawa Aircraft Co., Ltd.	10,100	379,431
* #	Nichias Corp.	435,000	1,222,553
	Nichiban Co., Ltd.	125,000	414,592
#	Nichiha Corp.	126,180	934,736
	Nihon Spindle Manufacturing Co., Ltd.	115,000	251,810
	Nikko Co., Ltd.	127,000	317,688
#	Nippo Corp.	409,000	2,170,701
#	Nippon Carbon Co., Ltd.	406,000	1,899,691
* #	Nippon Conveyor Co., Ltd.	168,000	128,124
#	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,809,232
	Nippon Denwa Shisetu Co., Ltd.	208,000	528,483
	Nippon Filcon Co., Ltd.	75,000	355,910
	Nippon Hume Corp.	91,000	238,112
	Nippon Jogesuido Sekkei Co., Ltd.	289	215,759
#	Nippon Kanzai Co., Ltd.	71,000	1,910,122
	Nippon Koei Co., Ltd.	279,000	721,480
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	2,562,210
#	Nippon Parking Development Co., Ltd.	10,609	329,617
	Nippon Seisen Co., Ltd.	107,000	369,812

15

	Nippon Sharyo, Ltd.	506,000	1,566,379
#	Nippon Shindo Co., Ltd.	50,000	73,732
	Nippon Signal Co., Ltd.	216,000	1,139,431
#	Nippon Steel Trading Co., Ltd.	399,000	1,072,002
	Nippon Thompson Co., Ltd.	262,000	1,386,115
	Nippon Tungsten Co., Ltd.	82,000	153,409
	Nippon Yusoki Co., Ltd.	141,000	382,458
#	Nishimatsu Construction Co., Ltd.	979,000	2,164,595
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,204,133
	Nishishiba Electric Co., Ltd.	101,000	164,736
#	Nissei Corp.	107,400	1,035,515
	Nissei Plastic Industrial Co., Ltd.	68,000	254,843
	Nissin Corp.	351,000	1,012,558
	Nitchitsu Co., Ltd.	60,000	147,493
	Nitta Corp.	104,200	1,592,055
#	Nitto Boseki Co., Ltd.	870,000	1,714,115
#	Nitto Electric Works, Ltd.	154,800	1,440,161
	Nitto Kohki Co., Ltd.	78,300	1,519,682
	Nitto Seiko Co., Ltd.	143,000	470,577
*	Nittoc Construction Co., Ltd.	286,000	111,799
	Noda Corp.	33,800	69,801
	Nomura Co., Ltd.	210,000	649,572
	Noritake Co., Ltd.	557,000	2,096,747
#	Noritz Corp.	177,100	1,656,361
* #	Oak Capital Corp.	753,354	96,134
	Obayashi Road Corp.	106,000	149,649
	Odakyu Construction Co., Ltd.	63,500	134,863
	Oiles Corp.	101,952	1,759,313
	Okabe Co., Ltd.	192,000	910,702
	Okamoto Machine Tool Works, Ltd.	164,000	263,449
#	Okamura Corp.	379,900	2,417,442
	Okano Valve Manufacturing Co.	58,000	338,342
	Oki Electric Cable Co., Ltd.	117,000	190,300
#	OKK Corp.	262,000	378,998
#	Okumura Corp.	770,400	2,774,271
#	O-M, Ltd.	107,000	552,478
#	Onoken Co., Ltd.	72,800	1,084,359
#	Organo Corp.	203,000	1,455,865
	Oriental Shiraishi Corp.	73,400	125,449
	Original Engineering Consultants Co., Ltd.	9,000	18,220
#	OSG Corp.	119,900	1,027,290
#	Oyo Corp.	110,400	1,288,597
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	196,505
#	Park24 Co., Ltd.	150,100	780,644
* #	Pasco Corp.	242,500	405,863
#	Pasona Group, Inc.	1,474	1,042,245
* #	Penta-Ocean Construction Co., Ltd.	864,000	987,275
#	Pilot Corp.	780	1,736,549
#	PRONEXUS, Inc.	137,000	1,049,799
#	Raito Kogyo Co., Ltd.	199,000	463,321
#	Rasa Industries, Ltd.	277,000	452,904
	Rheon Automatic Machinery Co., Ltd.	64,000	210,266
	Ryobi, Ltd.	573,200	1,892,042
	Sagami Railway Co., Ltd.	364,000	1,355,212
*	Sailor Pen Co., Ltd.	127,000	86,130

16

#	Sakai Heavy Industries, Ltd.	126,000	255,172
*	Sakurada Co., Ltd.	225,000	24,653
* #	Sanix, Inc.	161,700	420,595
#	Sanki Engineering Co., Ltd.	268,000	1,964,920
#	Sanko Metal Industrial Co., Ltd.	118,000	383,025
	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,256,383
	Sanritsu Corp.	17,800	122,050
	Sanwa Holdings Corp.	242,000	900,997
	Sanyo Denki Co., Ltd.	219,000	826,753
	Sanyo Engineering & Construction, Inc.	48,000	161,403
	SANYO INDUSTRIES, Ltd.	102,000	188,320
#	Sasebo Heavy Industries Co., Ltd.	561,000	1,147,102
*	Sata Construction Co., Ltd.	100,000	35,692
	Sato Corp.	111,500	1,481,624
	Sato Shoji Corp.	67,000	518,409
	Sawafuji Electric Co., Ltd.	48,000	106,102
	Secom Joshinetsu Co., Ltd.	34,800	749,005
#	Secom Techno Service Co., Ltd.	44,500	1,186,519
	Seibu Electric Industry Co., Ltd.	67,000	311,658
#	Seika Corp.	274,000	530,815
*	Seikitokyu Kogyo Co., Ltd.	335,000	179,882
	Seino Holdings Co., Ltd.	204,000	1,192,795
	Sekisui Jushi Co., Ltd.	166,000	1,176,739
#	Senko Co., Ltd.	381,000	1,411,862
#	Senshu Electric Co., Ltd.	37,300	553,113
#	Shibaura Mechatronics Corp.	175,000	714,121
#	Shibusawa Warehouse Co., Ltd.	266,000	1,451,939
	Shibuya Kogyo Co., Ltd.	84,500	656,968
#	Shima Seiki Manufacturing Co., Ltd.	61,200	1,424,092
#	Shin Nippon Air Technologies Co., Ltd.	87,280	713,993
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	585,715
#	Shinko Electric Co., Ltd.	509,000	1,299,822
#	Shin-Kobe Electric Machinery Co., Ltd.	178,000	1,265,698
#	Shinmaywa Industries, Ltd.	413,000	1,364,937
#	Shinnihon Corp.	215,900	163,130
	Shinsho Corp.	291,000	790,421
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,066,317
	Sho-Bond Corp.	100,800	1,774,167
#	Shoko Co., Ltd.	324,000	404,474
	Showa Aircraft Industry Co., Ltd.	114,000	758,361
	Showa KDE Co., Ltd.	124,000	137,249
	Sintokogio, Ltd.	197,000	1,548,911
	Soda Nikka Co., Ltd.	67,000	226,471
	Sodick Co., Ltd.	187,000	752,549
#	Sohgo Security Services Co., Ltd.	97,400	1,108,438
	Space Co., Ltd.	75,320	425,982
	Subaru Enterprise Co., Ltd.	59,000	169,583
	Sugimoto & Co., Ltd.	35,000	402,297
* #	Sumitomo Coal Mining Co., Ltd.	851,500	579,431
#	Sumitomo Densetsu Co., Ltd.	107,400	529,819
* #	Sumitomo Mitsui Construction Co., Ltd.	999,060	728,430
#	Sumitomo Precision Products Co., Ltd.	180,000	610,840
	Sumitomo Warehouse Co., Ltd.	300,000	1,102,109
*	Sun Wave Corp.	155,000	209,182
	Suzuki Metal Industry Co., Ltd.	71,000	129,800

17

#	SWCC Showa Holdings Co., Ltd.	853,000	1,137,584
	Tadano, Ltd.	161,579	1,243,296
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,257,052
#	Taihei Kogyo Co., Ltd.	264,000	862,972
* #	Taiheiyo Kaiun Co., Ltd.	167,000	218,121
* #	Taiheiyo Kouhatsu, Inc.	198,000	148,631
	Taiho Kogyo Co., Ltd.	97,700	974,999
	Taikisha, Ltd.	129,000	1,753,885
#	Taisei Rotec Corp.	271,000	478,300
	Takada Kiko Co., Ltd.	48,000	79,431
#	Takano Co., Ltd.	53,400	371,241
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	469,891
	Takara Printing Co., Ltd.	39,055	391,099
#	Takara Standard Co., Ltd.	529,000	2,626,689
#	Takasago Thermal Engineering Co., Ltd.	299,000	2,926,084
* #	Takashima & Co., Ltd.	137,000	223,645
	Takigami Steel Construction Co., Ltd.	50,000	150,940
#	Takisawa Machine Tool Co., Ltd.	191,000	221,407
#	Takuma Co., Ltd.	305,000	938,345
	Tanseisha Co., Ltd.	74,000	158,177
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	585,401
	TCM Corp.	359,000	743,326
	Techno Associe Co., Ltd.	59,900	488,516
	Techno Ryowa, Ltd.	66,600	351,620
#	Teikoku Electric Manufacturing Co., Ltd.	32,900	591,920
*	Tekken Corp.	535,000	558,699
	Teraoka Seisakusho Co., Ltd.	55,000	249,306
* #	The Goodwill Group, Inc.	4,635	155,129
	The Keihin Co., Ltd.	204,000	283,086
	The Kodensha Co., Ltd.	25,000	50,827
	The Nippon Road Co., Ltd.	333,000	427,868
	The Yasuda Warehouse Co., Ltd.	100,900	857,328
*	Toa Corp.	764,000	890,709
#	Toa Doro Kogyo Co., Ltd.	155,000	226,872
* #	Tobishima Corp.	1,548,500	267,469
#	Tocalo Co., Ltd.	53,000	806,234
	Toda Corp.	639,000	2,299,587
	Todentu Corp.	121,000	225,898
	Toenec Corp.	324,000	1,650,574
	Tokai Lease Co., Ltd.	86,000	132,783
	Tokimec, Inc.	272,000	500,408
	Toko Electric Corp.	88,000	202,699
	Tokyo Biso Kogyo Corp.	19,000	124,355
	Tokyo Energy & Systems, Inc.	129,000	723,162
#	Tokyo Kikai Seisakusho, Ltd.	312,000	683,237
#	Tokyo Leasing Co., Ltd.	223,800	2,100,723
	Tokyo Sangyo Co., Ltd.	78,000	215,967
#	Tokyu Construction Co., Ltd.	366,290	1,068,624
	Toli Corp.	212,000	362,811
#	Tomoe Corp.	115,500	186,984
#	Tonami Transportation Co., Ltd.	340,000	719,009
	Toppan Forms Co., Ltd.	90,700	1,090,215
* #	Tori Holdings Co., Ltd.	2,969,000	189,744
#	Torishima Pump Manufacturing Co., Ltd.	105,000	2,097,850
	Toshiba Machine Co., Ltd.	183,000	802,767

18

#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,057,453
	Tosho Printing Co., Ltd.	249,000	633,950
	Totetsu Kogyo Co., Ltd.	125,000	645,823
* #	Toyo Construction Co., Ltd.	1,005,000	428,207
#	Toyo Electric Co., Ltd.	159,000	468,205
	Toyo Engineering Corp.	645,400	3,364,234
	Toyo Machinery & Metal Co., Ltd.	61,000	180,221
	Toyo Shutter Co., Ltd.	11,800	99,015
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	499,742
	Trusco Nakayama Corp.	114,100	1,559,603
	Tsubakimoto Chain Co.	594,700	3,028,054
	Tsubakimoto Kogyo Co., Ltd.	97,000	266,131
#	Tsudakoma Corp.	204,000	366,668
#	Tsugami Corp.	272,000	754,985
#	Tsukishima Kikai Co., Ltd.	152,000	1,231,679
	Tsurumi Manufacturing Co., Ltd.	96,000	728,484
	Tsuzuki Denki Co., Ltd.	75,000	264,046
	TTK Co., Ltd.	62,000	313,019
	Uchida Yoko Co., Ltd.	175,000	664,028
#	Ueki Corp.	47,000	51,720
#	Union Tool Co.	79,000	1,901,320
	Utoc Corp.	99,000	343,268
* #	Venture Link Co., Ltd.	405,500	118,015
*	Wakachiku Construction Co., Ltd.	395,000	186,314
	Wavelock Holdings Co., Ltd.	31,500	128,157
	Weathernews, Inc.	27,400	377,441
	Yahagi Construction Co., Ltd.	154,000	682,056
	Yamato Corp.	82,000	185,176
	Yamaura Corp.	40,500	72,202
	Yamazen Co., Ltd.	315,000	1,086,560
	Yokogawa Bridge Holdings Corp.	142,400	844,200
	Yondenko Corp.	136,800	675,882
#	Yuasa Trading Co., Ltd.	800,000	967,539
	Yuken Kogyo Co., Ltd.	156,000	383,015
	Yurtec Corp.	285,000	1,325,840
#	Yushin Precision Equipment Co., Ltd.	54,934	870,874
Total Industrials			358,233,474

Information Technology — (8.6%)
#	Ai Holdings Corp.	187,600	550,839
	Aichi Tokei Denki Co., Ltd.	113,000	256,841
#	Aiphone Co., Ltd.	72,800	1,152,255
*	Allied Telesis Holdings K.K.	470,700	214,007
#	Alpha Systems, Inc.	43,500	1,108,717
#	Anritsu Corp.	446,000	1,222,016
	AOI Electronics Co., Ltd.	38,400	414,095
	Apic Yamada Corp.	36,000	79,439
#	Arisawa Manufacturing Co., Ltd.	139,400	886,401
#	CAC Corp.	70,900	657,171
	Canon Electronics, Inc.	70,000	1,276,369
	Canon Finetech, Inc.	151,070	1,830,354
#	Chino Corp.	162,000	374,354
#	CMK Corp.	216,000	1,332,685
	Computer Engineering & Consulting, Ltd.	63,100	559,318
	Core Corp.	45,700	267,111

19

	Cresco, Ltd.	11,600	95,152
#	CSK Holdings Corp.	65,274	1,029,813
#	Dai Nippon Screen Mfg. Co., Ltd.	654,000	2,770,952
*	Daiko Denshi Tsushin, Ltd.	23,000	39,955
#	Daiwabo Information System Co., Ltd.	62,000	1,070,170
#	Denki Kogyo Co., Ltd.	243,000	1,417,903
#	Disco Corp.	6,700	249,170
	DKK TOA Corp.	31,000	128,424
	DTS Corp.	87,200	1,218,675
#	Dwango Co., Ltd.	230	359,307
#	eAccess, Ltd.	4,747	2,780,561
	Eizo Nanao Corp.	77,600	1,570,690
	Elna Co., Ltd.	97,000	160,941
	Enplas Corp.	72,200	697,111
#	Epson Toyocom Corp.	437,000	1,399,176
#	ESPEC Corp.	82,000	574,551
* #	FDK Corp.	436,000	555,853
#	Fuji Soft, Inc.	131,400	2,352,640
	Fujitsu Component, Ltd.	177	138,426
	Fujitsu Frontech, Ltd.	80,700	760,064
	Fuso Dentsu Co., Ltd.	16,000	50,639
#	Future Architect, Inc.	1,504	822,300
* #	GMO Internet, Inc.	242,500	1,072,751
	Hakuto Co., Ltd.	82,500	727,454
#	Hitachi Business Solution Co., Ltd.	43,200	258,624
	Hitachi Information Systems, Ltd.	147,100	3,203,701
#	Hitachi Kokusai Electric, Inc.	311,500	2,149,465
	Hitachi Maxell, Ltd.	158,100	1,766,124
	Hitachi Software Engineering Co., Ltd.	190,300	3,869,390
	Hitachi Systems & Services, Ltd.	86,000	1,286,578
	Hochiki Corp.	99,000	668,873
	Hokuriku Electric Industry Co., Ltd.	316,000	517,022
	Horiba, Ltd.	33,100	653,318
#	Hosiden Corp.	249,600	4,152,871
#	Icom, Inc.	51,000	1,196,149
* #	Ikegami Tsushinki Co., Ltd.	174,000	212,623
*	Ines Corp.	177,200	825,400
	I-Net Corp.	47,800	248,476
	Information Services International-Dentsu, Ltd.	106,600	802,678
#	Invoice, Inc.	40,368	340,718
#	Ishii Hyoki Co., Ltd.	24,300	448,725
*	IT Holdings Corp.	300,901	4,734,439
#	Iwatsu Electric Co., Ltd.	311,000	336,833
#	Japan Aviation Electronics Industry, Ltd.	308,600	1,916,537
	Japan Business Computer Co., Ltd.	76,900	614,692
	Japan Digital Laboratory Co., Ltd.	116,500	1,421,156
	Japan Radio Co., Ltd.	446,000	1,016,660
	Jastec Co., Ltd.	63,000	368,437
	JBIS Holdings, Inc.	81,700	325,761
	JIEC Co., Ltd.	199	155,946
	Kaga Electronics Co., Ltd.	100,000	1,237,281
#	Kakaku.com, Inc.	430	1,248,968
	Kanematsu Electronics, Ltd.	85,300	671,914
* #	Kasuga Electric Works, Ltd.	44,000	75,248
	Kawatetsu Systems, Inc.	174	161,138

20

	Koa Corp.	152,800	880,162
#	Koei Co., Ltd.	238,700	3,353,204
* #	Kubotek Corp.	407	142,575
	Kyoden Co., Ltd.	160,000	217,435
	Kyowa Electronic Instruments Co., Ltd.	52,000	166,779
	Macnica, Inc.	62,500	784,767
	Marubun Corp.	98,700	620,857
#	Maruwa Co., Ltd.	37,400	449,186
	Maspro Denkoh Corp.	62,600	500,970
#	Megachips Corp.	89,600	1,335,670
* #	Meisei Electric Co., Ltd.	359,000	268,348
#	Melco Holdings, Inc.	9,000	204,442
	Mimasu Semiconductor Industry Co., Ltd.	114,581	1,655,453
#	Miroku Jyoho Service Co., Ltd.	107,000	239,772
	Mitsui High-Tec, Inc.	145,700	994,913
	Mitsui Knowledge Industry Co., Ltd.	3,790	805,136
	Moritex Corp.	35,100	135,079
* #	Mutoh Holdings Co., Ltd.	164,000	393,147
*	Nagano Japan Radio Co., Ltd.	85,000	106,234
	Nakayo Telecommunications, Inc.	49,000	109,909
	NEC Fielding, Ltd.	194,800	2,127,063
	NEC Mobiling, Ltd.	50,900	779,903
* #	NEC Tokin Corp.	392,000	1,317,852
#	Net One Systems Co., Ltd.	1,941	2,592,489
*	Netmarks, Inc.	523	105,061
#	New Japan Radio Co., Ltd.	112,000	349,026
	Nichicon Corp.	272,300	2,216,133
#	Nidec Sankyo Corp.	205,000	1,089,076
#	Nihon Dempa Kogyo Co., Ltd.	70,800	1,486,036
#	Nihon Inter Electronics Corp.	104,700	233,927
#	Nihon Unisys, Ltd.	73,500	1,148,322
	Nippon Avionics Co., Ltd.	83,000	178,760
#	Nippon Ceramic Co., Ltd.	89,000	962,283
#	Nippon Chemi-Con Corp.	478,000	1,689,368
	Nippon Systemware Co., Ltd.	30,000	122,439
	Nissho Electronics Corp.	81,600	436,452
	Nohmi Bosai, Ltd.	191,000	1,255,942
	NS Solutions Corp.	46,500	748,365
	NSD Co., Ltd.	178,600	1,974,822
	Okaya Electric Industries Co., Ltd.	73,000	300,003
* #	Oki Electric Industry Co., Ltd.	1,850,000	2,508,893
	Ono Sokki Co., Ltd.	105,000	525,400
	Origin Electric Co., Ltd.	107,000	587,585
#	Osaki Electric Co., Ltd.	131,000	746,361
	PCA Corp.	17,500	168,829
* #	Pixela Corp.	33,000	59,505
*	Pulstec Industrial Co., Ltd.	21,200	19,176
	RICOH COMPANY, Ltd.	28,500	470,439
	Rikei Corp.	22,500	20,372
	Riken Keiki Co., Ltd.	79,900	503,792
#	Roland DG Corp.	61,400	1,041,751
	Ryoden Trading Co., Ltd.	155,000	928,553
	Ryosan Co., Ltd.	125,300	2,692,016
#	Ryoyo Electro Corp.	110,900	1,070,348
#	Sanken Electric Co., Ltd.	308,000	1,585,796

21

	Sanko Co., Ltd.	22,000	90,053
	Sanshin Electronics Co., Ltd.	111,000	988,568
#	Satori Electric Co., Ltd.	57,880	363,603
	Saxa Holdings, Inc.	194,000	283,296
	Sekonic Corp.	36,000	68,885
	Shindengen Electric Manufacturing Co., Ltd.	304,000	641,276
#	Shinkawa, Ltd.	70,200	863,024
	Shinko Shoji Co., Ltd.	78,000	634,989
	Shizuki Electric Co., Inc.	103,000	348,058
	Siix Corp.	86,000	491,388
	SMK Corp.	272,000	1,173,259
#	Sorun Corp.	95,100	491,870
* #	SPC Electronics Corp.	48,200	76,048
	SRA Holdings, Inc.	51,000	499,589
#	Star Micronics Co., Ltd.	136,600	1,699,381
#	Sumida Corp.	67,949	628,600
	Sumisho Computer Systems Corp.	172,700	3,073,525
#	SUNX, Ltd.	120,600	553,247
#	SystemPro Co., Ltd.	676	317,369
	Tachibana Eletech Co., Ltd.	64,100	534,452
	Taiyo Yuden Co., Ltd.	205,000	2,259,331
	Tamura Corp.	260,000	701,512
* #	Teac Corp.	872,000	554,897
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	506,775
	TKC Corp.	103,300	1,839,024
*	Toko, Inc.	340,000	478,526
	Tokyo Denpa Co., Ltd.	24,900	207,493
	Tokyo Electron Device, Ltd.	361	565,872
#	Tokyo Seimitsu Co., Ltd.	107,100	1,391,164
#	Tomen Electronics Corp.	51,900	596,011
	Tose Co., Ltd.	23,100	170,786
* #	Totoku Electric Co., Ltd.	129,000	161,363
	Toukei Computer Co., Ltd.	28,410	340,820
#	Towa Corp.	74,800	523,671
#	Toyo Corp.	113,600	1,218,174
#	Trans Cosmos, Inc.	167,900	1,218,966
	Trinity Industrial Corp.	56,000	280,700
	Tsuzuki Densan Co., Ltd.	22,500	72,337
#	Uniden Corp.	221,000	960,846
* #	Union Holdings Co., Ltd.	148,000	10,861
	XNET Corp.	91	99,387
	Yamaichi Electronics Co., Ltd.	64,400	296,469
	Yaskawa Information Systems Corp.	40,000	124,250
	Ye Data, Inc.	43,000	76,413
#	Yokowo Co., Ltd.	71,300	432,077
#	Zuken, Inc.	97,700	817,466
Total Information Technology			148,242,242

Materials — (8.8%)
	Achilles Corp.	688,000	982,215
	Adeka Corp.	350,600	2,538,475
	Agro-Kanesho Co., Ltd.	7,000	43,403
#	Aichi Steel Corp.	376,000	1,537,191
	Arakawa Chemical Industries, Ltd.	69,500	735,284
	Araya Industrial Co., Ltd.	209,000	452,527

22

	Aronkasei Co., Ltd.	127,000	454,732
#	Asahi Organic Chemicals Industry Co., Ltd.	343,000	986,818
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	738,904
* #	Chugai Mining Co., Ltd.	875,900	160,385
	Chugoku Marine Paints, Ltd.	238,000	1,732,801
* #	Chugokukogyo Co., Ltd.	105,000	120,943
#	Co-Op Chemical Co., Ltd.	163,000	399,678
#	Dai Nippon Toryo, Ltd.	501,000	569,975
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	223,787
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	248,447
#	Daiken Corp.	450,000	850,368
#	Daiki Aluminium Industry Co., Ltd.	148,000	387,559
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,091,794
#	Daio Paper Corp.	435,500	3,755,750
#	Daiso Co., Ltd.	383,000	1,125,480
	DC Co., Ltd.	117,000	329,938
	Dijet Industrial Co., Ltd.	81,000	184,154
	Dynapac Co., Ltd.	25,000	91,805
#	FP Corp.	77,300	2,100,335
#	Fujikura Kasei Co., Ltd.	97,000	729,033
	Fumakilla, Ltd.	87,000	305,970
	Godo Steel, Ltd.	556,000	1,662,432
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	590,266
	Harima Chemicals, Inc.	80,000	343,643
#	Hodogaya Chemical Co., Ltd.	288,000	641,517
	Hokkan Holdings, Ltd.	215,000	559,014
	Hokko Chemical Industry Co., Ltd.	90,000	283,512
#	Hokuetsu Paper Mills, Ltd.	642,500	2,795,539
	Hokushin Co., Ltd.	64,000	98,431
	Honshu Chemical Industry Co., Ltd.	35,000	220,361
#	Ihara Chemical Industry Co., Ltd.	155,000	423,416
#	ISE Chemicals Corp.	88,000	481,139
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,216,384
#	Ishii Iron Works Co., Ltd.	110,000	163,307
	Japan Carlit Co., Ltd.	59,800	247,651
	JSP Corp.	109,600	744,375
#	Kanto Denka Kogyo Co., Ltd.	198,000	899,757
	Kasei (C.I.) Co., Ltd.	119,000	285,985
	Katakura Chikkarin Co., Ltd.	43,000	112,727
	Kawasaki Kasei Chemicals, Ltd.	121,000	186,141
* #	Kishu Paper Co., Ltd.	267,000	342,886
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,091,366
	Kohsoku Corp.	64,500	335,859
	Konishi Co., Ltd.	69,300	620,220
#	Kumiai Chemical Industry Co., Ltd.	296,000	867,672
	Kureha Corp.	644,500	3,616,766
	Kurimoto, Ltd.	458,000	437,866
#	Kurosaki Harima Corp.	293,000	639,567
	Lintec Corp.	89,700	1,588,339
#	MEC Co., Ltd.	62,800	517,999
	Mesco, Inc.	30,000	175,939
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,676,889
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,999,164
	Mitsui Mining Co., Ltd.	793,500	2,705,440
	Mory Industries, Inc.	154,000	444,299

23

#	Nakabayashi Co., Ltd.	185,000	318,808
#	Nakayama Steel Works, Ltd.	454,000	1,456,723
	Neturen Co., Ltd.	158,000	1,168,807
	Nichia Steel Works, Ltd.	179,900	613,851
#	Nichireki Co., Ltd.	96,000	259,629
	Nifco, Inc.	167,100	3,601,714
	Nihon Kagaku Sangyo Co., Ltd.	81,000	512,850
	Nihon Matai Co., Ltd.	111,000	192,599
#	Nihon Nohyaku Co., Ltd.	224,000	2,032,096
	Nihon Parkerizing Co., Ltd.	235,000	3,278,359
	Nihon Seiko Co., Ltd.	18,000	39,630
*	Nippon Carbide Industries Co., Inc.	201,000	268,424
	Nippon Chemical Industrial Co., Ltd.	288,000	731,637
#	Nippon Chutetsukan K.K.	97,000	123,455
#	Nippon Chuzo K.K.	136,000	158,225
#	Nippon Concrete Industries Co., Ltd.	157,000	203,975
	Nippon Denko Co., Ltd.	382,000	3,287,492
	Nippon Fine Chemical Co., Ltd.	93,000	514,324
	Nippon Foil Manufacturing Co., Ltd.	51,000	73,113
#	Nippon Kasei Chemical Co., Ltd.	364,000	563,169
	Nippon Kayaku Co., Ltd.	254,000	1,616,377
#	Nippon Kinzoku Co., Ltd.	227,000	478,095
#	Nippon Koshuha Steel Co., Ltd.	449,000	650,377
	Nippon Light Metal Co., Ltd.	1,145,000	1,727,557
#	Nippon Metal Industry Co., Ltd.	608,000	1,439,014
#	Nippon Paint Co., Ltd.	779,200	2,800,407
	Nippon Pigment Co., Ltd.	43,000	119,014
#	Nippon Pillar Packing Co., Ltd.	85,000	419,792
	Nippon Shokubai Co., Ltd.	257,000	1,648,177
	Nippon Soda Co., Ltd.	539,000	2,623,855
	Nippon Valqua Industries, Ltd.	321,000	902,541
#	Nippon Yakin Kogyo Co., Ltd.	406,000	1,998,946
	Nittetsu Mining Co., Ltd.	288,000	1,054,379
	Nitto FC Co., Ltd.	72,000	337,063
#	NOF Corp.	719,000	2,991,419
	Okamoto Industries, Inc.	412,000	1,516,176
#	Okura Industrial Co., Ltd.	216,000	488,396
	Osaka Organic Chemical Industry, Ltd.	67,700	328,830
	Osaka Steel Co., Ltd.	151,000	1,928,287
	Riken Technos Corp.	202,000	454,052
#	S Science Co., Ltd.	3,265,000	238,072
#	S.T. Chemical Co., Ltd.	102,700	1,222,538
	Sakai Chemical Industry Co., Ltd.	364,000	1,109,068
	Sakata INX Corp.	219,000	667,296
	Sanyo Chemical Industries, Ltd.	410,000	2,006,624
#	Sanyo Special Steel Co., Ltd.	568,300	3,122,332
	Sekisui Plastics Co., Ltd.	352,000	973,138
	Shikoku Chemicals Corp.	207,000	844,061
	Shinagawa Refractories Co., Ltd.	229,000	495,857
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,522,959
	Shinko Wire Co., Ltd.	189,000	384,132
	Showa Tansan Co., Ltd.	13,000	42,509
	Somar Corp.	43,000	108,128
#	Stella Chemifa Corp.	43,200	843,808
	Sumitomo Bakelite Co., Ltd.	94,000	484,950
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,373,221

24

#	Sumitomo Osaka Cement Co., Ltd.	636,000	1,068,079
	Sumitomo Pipe & Tube Co., Ltd.	111,000	759,619
	Sumitomo Seika Chemicals Co., Ltd.	244,000	838,825
#	Taisei Lamick Co., Ltd.	18,900	432,902
	Takasago International Corp.	348,000	1,936,440
#	Takiron Co., Ltd.	249,000	694,181
	Tayca Corp.	154,000	445,314
	Tenma Corp.	111,000	1,677,151
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,330,693
	The Pack Corp.	67,900	841,490
* #	Titan Kogyo K.K.	59,000	92,676
	Toagosei Co., Ltd.	921,000	3,473,643
#	Toda Kogyo Corp.	162,000	549,274
	Tohcello Co., Ltd.	119,000	521,627
#	Toho Titanium Co., Ltd.	67,100	992,750
#	Toho Zinc Co., Ltd.	436,000	1,451,419
#	Tokushu Tokai Holdings Co., Ltd.	518,580	1,020,188
	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,082,646
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,594,775
	Tokyo Tekko Co., Ltd.	162,000	455,727
#	Tomoegawa Paper Co., Ltd.	125,000	301,602
	Tomoku Co., Ltd.	302,000	634,654
	Topy Industries, Ltd.	768,000	2,177,685
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,818,469
	Toyo Kohan Co., Ltd.	335,000	1,722,099
#	TYK Corp.	145,000	295,078
#	Ube Material Industries, Ltd.	282,000	585,305
#	Wood One Co., Ltd.	173,000	932,717
	Yamamura Glass Co., Ltd.	369,000	665,347
	Yodogawa Steel Works, Ltd.	641,500	3,276,572
	Yuki Gosei Kogyo Co., Ltd.	60,000	212,288
#	Yushiro Chemical Industry Co., Ltd.	53,000	863,088
	Zeon Corp.	516,000	2,074,544
Total Materials			152,072,813

Utilities — (0.6%)
	Hokkaido Gas Co., Ltd.	215,000	528,541
	Hokuriku Gas Co., Ltd.	99,000	278,010
#	Okinawa Electric Power Co., Ltd.	61,171	3,250,425
#	Saibu Gas Co., Ltd.	1,331,000	3,107,935
	Shizuoka Gas Co., Ltd.	265,000	888,354
#	Tokai Corp.	265,000	1,484,345
Total Utilities			9,537,610

TOTAL COMMON STOCKS			1,288,072,347

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

25

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $225,000 FNMA 6.00%, 05/01/38, valued at $226,893) to be repurchased at $221,048	$221	221,000

SECURITIES LENDING COLLATERAL — (25.4%)
§ @	DFA Short Term Investment Fund LP	397,883	397,882,625

@	Repurchase Agreement, Barclays Capital, Inc. 2.14%, 09/02/08 (Collateralized by $21,211,000 FHLMC 3.050%, 04/28/10, valued at $21,351,871) to repurchased at $20,937,508	20,933	20,932,531

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $31,723,803 FNMA 5.500%, 04/01/35 & 5.500%, 11/01/35, valued at $20,412,652) to be repurchased at $20,017,163	20,012	20,012,404

TOTAL SECURITIES LENDING COLLATERAL			438,827,560

TOTAL INVESTMENTS - (100.0%)
(Cost $2,059,948,567) ##			$1,727,120,907

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (46.7%)
COMMON STOCKS — (46.7%)
#	ABB Grain, Ltd.	779,957	$5,496,498
#	ABC Learning Centres, Ltd.	575,970	267,076
*	Adacel Technologies, Ltd.	113,249	25,772
*	Adamus Resources, Ltd.	532,491	136,720
	ADCorp Australia, Ltd.	229,411	91,566
	Adelaide Brighton, Ltd.	1,665,138	5,146,669
*	Aditya Birla Minerals, Ltd.	235,119	326,702
# *	Admiralty Resources NL	3,945,183	435,158
	Adtrans Group, Ltd.	32,808	101,094
#	AED Oil, Ltd.	417,895	701,972
	Aevum, Ltd.	414,598	633,426
*	Agenix, Ltd.	707,478	10,631
# *	Aim Resources, Ltd.	4,675,484	95,002
*	Ainsworth Game Technology, Ltd.	393,653	38,566
#	AJ Lucas Group, Ltd.	228,401	1,210,167
# *	Alchemia, Ltd.	565,630	140,152
#	Alesco Corp., Ltd.	443,148	2,612,855
*	Alkane Resources, Ltd.	938,520	264,641
# *	Alliance Resources, Ltd.	1,027,029	786,111
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	69,472
*	Amadeus Energy, Ltd.	819,137	339,665
	Amalgamated Holdings, Ltd.	382,671	1,541,677
	Amcom Telecommunications, Ltd.	1,135,725	190,173
	Ammtec, Ltd.	8,165	32,001
# *	Andean Resources, Ltd.	1,541,141	1,685,318
*	Anglo Australian Resources NL	1,799,335	53,646
	Ansell, Ltd.	722,409	7,608,085
*	Antares Energy, Ltd.	627,352	42,722
# *	Anzon Australia, Ltd.	1,313,500	1,085,029
	AP Eagers, Ltd.	35,308	301,659
#	APA Group	1,904,626	5,919,922
#	APN News & Media, Ltd.	1,130,739	3,200,372
*	Aquila Resources, Ltd.	416,780	5,777,214
# *	Arana Therapeutics, Ltd.	917,911	878,396
	ARB Corporation, Ltd.	311,295	1,039,356
# *	ARC Energy, Ltd.	1,469,549	1,627,855
	Ariadne Australia, Ltd.	291,838	84,662
# *	Arrow Energy NL	2,791,043	8,276,405
	ASG Group, Ltd.	170,464	133,627
	Aspen Group	14,198	16,087

1

#	Astron, Ltd.	81,870	125,324
	Atlas Group Holding, Ltd.	469,001	277,245
*	Atlas Iron, Ltd.	13,839	26,800
	Atlas South Sea Pearl, Ltd.	82,585	26,932
*	Aurora Oil and Gas, Ltd.	589,181	158,049
	Ausdrill, Ltd.	680,074	1,483,229
	Ausmelt, Ltd.	44,782	40,305
#	Austal, Ltd.	679,358	1,385,667
# *	Austar United Communications, Ltd.	4,263,702	4,295,978
	Austereo Group, Ltd.	1,439,384	2,160,372
*	Austpac Resources NL	2,595,102	177,707
#	Australian Agricultural Co., Ltd.	964,393	2,594,496
#	Australian Infrastructure Fund	2,125,826	4,805,169
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	632,875
#	Australian Wealth Management, Ltd.	447,949	549,848
# *	Australian Worldwide Exploration, Ltd.	2,316,376	6,916,047
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	7,444
	Automotive Holdings Group, Ltd.	171,487	280,035
# *	Autron Corporation, Ltd.	989,247	25,484
# *	Avexa, Ltd.	167,778	41,686
*	Aviva Corp., Ltd.	26,838	14,936
	AVJennings, Ltd.	935,484	504,277
*	Avoca Resources, Ltd.	19,813	31,384
#	AWB, Ltd.	1,677,100	4,199,465
#	Babcock & Brown Communities, Ltd.	3,404,555	1,307,558
#	Babcock & Brown Infrastructure Group	313,918	145,520
#	Babcock & Brown Wind Partners	2,627,064	3,006,433
*	Ballarat South Gold, Ltd.	1,996	15,467
#	Bank of Queensland, Ltd.	646,450	8,738,626
#	Beach Petroleum, Ltd.	4,928,687	4,830,623
*	Beaconsfield Gold NL	89,078	10,903
#	Becton Property Group	759,888	486,741
# *	Bendigo Mining, Ltd.	2,274,874	340,422
	Beyond International, Ltd.	61,256	29,982
# *	Biota Holdings, Ltd.	940,673	603,473
#	Blackmores, Ltd.	69,580	1,089,314
*	Blina Diamonds, Ltd.	15,073	720
#	Boom Logistics, Ltd.	859,852	877,403
*	Boulder Steel, Ltd.	1,667,795	228,364
*	BQT Solutions, Ltd.	94,271	14,369
#	Bradken, Ltd.	531,126	4,977,284
*	Breakaway Resporces, Ltd.	755,280	175,436
#	Brickworks, Ltd.	112,846	1,149,774
*	Brockman Resources, Ltd.	276,703	404,963
	BSA, Ltd.	502,867	89,212
#	Cabcharge Australia, Ltd.	530,107	3,131,096
*	Calliden Group, Ltd.	633,393	216,914
	Campbell Brothers, Ltd.	239,070	7,178,567
*	Cape Range Wireless, Ltd.	7,260	—
# *	Capral Aluminium, Ltd.	743,515	95,001
*	Carbon Energy, Ltd.	232,348	96,977

2

#	Cardno, Ltd.	235,175	1,101,995
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,110,072
*	Carnegie Corp., Ltd.	935,760	131,663
*	Carpentaria Exploration, Ltd.	102,749	7,219
#	Cash Converters International, Ltd.	1,086,054	277,746
# *	CBH Resources, Ltd. (6727905)	3,882,884	346,769
*	CBH Resources, Ltd. (CH4215813)	408,220	—
*	CDS Technologies, Ltd.	13,276	10,830
	CEC Group, Ltd.	181,927	27,943
	Cedar Woods Properties, Ltd.	92,313	174,036
# *	Cellestis, Ltd.	395,742	751,753
*	Cellnet Group, Ltd.	216,083	55,536
*	Centamin Egypt, Ltd.	2,123,131	1,983,638
#	Centennial Coal Co., Ltd.	1,514,337	7,375,914
*	Ceramic Fuel Cells, Ltd.	1,152,980	438,577
#	Challenger Financial Services Group, Ltd.	725,067	1,675,281
	Chandler Macleod, Ltd.	88,156	18,917
#	Charter Hall Group	1,590,378	1,203,051
*	Chemeq, Ltd.	166,742	11,884
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	490,484
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,475
*	Circadian Technologies, Ltd.	64,591	48,401
*	Citadel Resource Group, Ltd.	719,372	178,358
# *	Citigold Corp., Ltd.	3,315,377	497,631
#	City Pacific, Ltd.	664,428	139,124
# *	Cityview Corp., Ltd.	1,346,533	105,839
#	Clarius Group, Ltd.	260,229	323,369
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	289,437
#	Clive Peeters, Ltd.	23,012	8,467
# *	Clough, Ltd.	2,540,571	1,728,095
*	Clover Corp., Ltd.	269,348	46,263
*	CMI, Ltd.	81,810	59,530
*	CO2 Group, Ltd.	844,559	252,894
# *	Coal of Africa, Ltd.	1,014,048	2,643,227
#	Codan, Ltd.	142,942	89,298
#	Coffey International, Ltd.	555,260	1,148,313
#	Collection House, Ltd.	385,044	201,614
*	Comdek, Ltd.	63,000	12,121
# *	Commander Communications, Ltd.	929,503	65,450
# *	Compass Resources, Ltd.	523,704	282,349
*	ComTel Corp., Ltd.	120,514	5,762
*	Coneco, Ltd.	27,850	1,435
#	ConnectEast Group	6,563,560	4,586,648
# *	Conquest Mining, Ltd.	1,039,761	256,942
	Consolidated Rutile, Ltd.	1,468,122	452,776
*	Coplex Resources NL	231,400	—
# *	Copperco, Ltd.	1,811,991	615,855
#	Corporate Express Australia, Ltd.	611,408	2,612,179
#	Count Financial, Ltd.	1,080,892	1,503,090
*	Coventry Group, Ltd.	136,019	232,852
	CP1, Ltd.	471,500	28,341
	CPI Group, Ltd.	68,585	16,196

3

#	Crane Group, Ltd.	318,130	3,770,707
#	Credit Corp. Group, Ltd.	50,711	33,643
*	Crescent Gold, Ltd.	1,124,856	95,965
# *	CuDeco, Ltd.	419,252	967,941
# *	Cue Energy Resources, Ltd.	452,354	83,376
# *	Customers, Ltd.	5,543,725	463,362
*	Cytopia, Ltd.	187,724	32,871
	Danks Holdings, Ltd.	10,425	55,815
	Data#3, Ltd.	5,572	29,765
#	David Jones, Ltd.	2,494,873	9,241,672
# *	Deep Yellow, Ltd.	5,006,288	1,066,705
	Devine, Ltd.	824,548	614,027
# *	Dioro Exploration NL	178,367	62,550
	DKN Financial Group, Ltd.	927	622
#	Dominion Mining, Ltd.	448,179	959,933
	Downer EDI, Ltd.	1,575,768	9,969,134
# *	Dragon Mining, Ltd.	1,665,100	98,628
*	Drillsearch Energy, Ltd.	4,394,338	165,768
#	DUET Group	2,870,207	7,323,421
# *	Eastern Star Gas, Ltd.	2,538,208	1,243,082
*	Ellex Medical Lasers, Ltd.	162,000	40,103
*	Emeco Holdings, Ltd.	805,114	687,217
#	Energy Developments, Ltd.	630,531	1,588,496
# *	Energy World Corp., Ltd.	4,711,617	3,834,162
*	engin, Ltd.	1,214,591	23,834
*	Entellect Solutions, Ltd.	2,132,080	18,250
#	Envestra, Ltd.	3,833,124	2,291,035
	Envirozel, Ltd.	611,875	120,534
# *	ERG, Ltd.	3,388,940	60,945
*	Espreon, Ltd.	178,000	85,977
	Euroz, Ltd.	4,019	10,139
# *	Extract Resources, Ltd.	10,600	8,677
# *	Falcon Minerals, Ltd.	595,369	83,867
#	Fantastic Holdings, Ltd.	363,333	779,606
	Felix Resources, Ltd.	534,961	9,169,793
*	Ferraus, Ltd.	134,381	105,333
*	Fig Tree Developments, Ltd.	20,365	436
*	First Australian Resources, Ltd.	1,464,976	100,264
#	FKP Property Group	1,187,789	4,547,979
#	Fleetwood Corp., Ltd.	219,800	1,727,283
*	FlexiGroup, Ltd.	50,000	21,682
#	Flight Centre, Ltd.	275,063	4,478,024
*	Flinders Mines, Ltd.	3,074,654	313,636
	Forest Enterprises Australia, Ltd.	1,513,062	688,460
*	Forge Group, Ltd.	170,828	75,917
	Funtastic, Ltd.	678,385	240,905
*	Fusion Resources, Ltd.	7,950	2,786
#	Futuris Corp., Ltd.	3,075,420	3,626,470
*	Gale Pacific, Ltd.	125,851	24,138
	Gazal Corp., Ltd.	104,542	164,996
*	Genetic Technologies, Ltd.	830,383	63,722
# *	Geodynamics, Ltd.	902,956	982,731

4

# *	Gindalbie Metals, Ltd.	1,817,381	1,400,827
# *	Giralia Resources NL	625,030	694,609
*	Glengarry Resources, Ltd.	768,955	30,316
*	Globe International, Ltd.	88,283	40,037
*	Golden Gate Petroleum, Ltd.	797,686	269,868
*	Goldsearch, Ltd.	423,975	14,425
	Goodman Fielder, Ltd.	4,592,874	5,791,235
	Gowing Bros., Ltd.	79,311	220,507
# *	Graincorp, Ltd. Series A	248,113	1,863,123
# *	Grange Resources, Ltd.	451,979	742,092
	GRD, Ltd.	868,801	552,245
#	Great Southern, Ltd.	1,553,042	782,328
#	GUD Holdings, Ltd.	333,245	1,903,316
#	Gunns, Ltd.	2,048,449	2,946,333
#	GWA International, Ltd.	1,012,287	2,458,655
	Hastie Group, Ltd.	509,307	1,196,000
*	Havilah Resources NL	280,570	211,148
#	Healthscope, Ltd.	1,043,521	3,750,913
# *	Heron Resources, Ltd.	673,833	193,476
*	HFA Holdings, Ltd.	915,491	899,910
	HGL, Ltd.	108,137	154,454
# *	Highlands Pacific, Ltd.	2,651,500	191,936
#	Hills Industries, Ltd.	740,995	2,692,193
*	Horizon Oil, Ltd.	3,227,717	880,296
#	Housewares International, Ltd.	598,466	663,539
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	173,408
*	Hyro, Ltd.	1,500,097	50,970
# *	IBA Health Group, Ltd.	2,111,065	1,268,285
*	ICSGlobal, Ltd.	249,107	44,964
	IDT Australia, Ltd.	82,205	151,478
#	iiNet, Ltd.	500,339	754,279
#	Iluka Resources, Ltd.	1,969,862	7,509,485
#	Imdex, Ltd.	812,684	1,349,266
*	Imugene, Ltd.	474,785	26,434
*	IMX Resources Mining NL	606,340	244,122
	Incitec Pivot, Ltd.	32,667	4,444,124
#	Independence Group NL	518,674	1,456,189
*	Independent Practitioner Network, Ltd.	457,414	104,712
*	Indo Mines, Ltd.	108,199	75,954
# *	Indophil Resources NL	1,738,038	1,802,313
	Industrea, Ltd.	2,956,173	1,370,933
#	Infomedia, Ltd.	1,458,074	467,284
# *	Innamincka Petroleum, Ltd.	799,831	353,846
	Integrated Research, Ltd.	261,513	80,370
*	Intellect Holdings, Ltd.	48,362	1,495
*	Intermoco, Ltd.	2,462,900	30,886
# *	Intrepid Mines, Ltd.	622,389	122,689
#	Invocare, Ltd.	489,256	2,205,663
#	IOOF Holdings, Ltd.	412,114	1,912,077
#	Iress Market Technology, Ltd.	467,059	2,554,203
*	Ixla, Ltd.	89,921	1,776
# *	Jabiru Metals, Ltd.	1,854,281	600,654

5

	James Hardie Industries NL	911,328	3,613,033
#	JB Hi-Fi, Ltd.	456,439	5,379,467
*	Jumbuck Entertainment, Ltd.	7,000	3,429
#	Just Group, Ltd.	729,200	2,136,401
	K&S Corp., Ltd.	153,380	406,424
#	Kagara, Ltd.	831,710	2,212,935
*	Karoon Gas Australia, Ltd.	256,790	910,668
*	Keycorp, Ltd.	215,466	58,140
# *	Kings Minerals NL	1,634,196	306,809
# *	Kingsgate Consolidated, Ltd.	396,444	1,679,429
	Kresta Holdings, Ltd.	507,262	97,916
*	Lafayette Mining, Ltd.	1,963,956	25,297
*	Lednium, Ltd.	195,019	13,397
	Lemarne Corp., Ltd.	30,790	102,967
*	Leyshon Resources, Ltd.	103,357	37,720
*	Life Therapeutics, Ltd.	393,649	23,547
# *	Linc Energy, Ltd.	228,906	682,410
*	Lodestar Minerals, Ltd.	96,976	4,314
*	Longreach Group, Ltd.	92,007	1,692
	Lycopodium, Ltd.	45,700	176,078
# *	Lynas Corp., Ltd.	2,473,985	2,418,906
*	MAC Services Group, Ltd.	1,743	3,802
	MacArthur Coal, Ltd.	612,476	6,997,076
#	MacMahon Holdings, Ltd.	2,663,027	3,984,248
*	Macmin Silver, Ltd.	2,087,514	111,004
#	Macquarie Communications Infrastructure Group	1,651,050	4,213,814
#	Macquarie Media Group, Ltd.	803,130	2,435,965
*	Macquarie Telecom Group, Ltd.	35,019	24,173
*	Mantra Resources, Ltd.	10,296	19,668
# *	Marion Energy, Ltd.	1,207,208	892,950
	Maryborough Sugar Factory, Ltd.	2,560	4,973
	MaxiTRANS Industries, Ltd.	851,039	421,937
# *	McGuigan Simeon Wines, Ltd.	528,112	435,510
	McMillan Shakespeare, Ltd	194,418	466,820
	McPherson’s, Ltd.	303,441	784,977
#	Melbourne IT, Ltd.	381,170	994,449
*	Mercury Mobility, Ltd.	232,538	25,574
#	Mermaid Marine Australia, Ltd.	671,857	953,266
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	37,379
# *	Metal Storm, Ltd.	2,280,892	78,190
*	Mikoh Corp., Ltd.	611,820	93,423
	Minara Resources, Ltd.	196,626	259,704
#	Mincor Resources NL	966,747	1,558,881
# *	Mineral Deposits, Ltd.	1,817,366	802,466
#	Mitchell Communications Group, Ltd.	1,143,213	674,556
# *	Molopo Australia, Ltd.	738,668	853,628
#	Monadelphous Group, Ltd.	375,483	5,258,530
*	Morning Star Gold NL	25,000	4,180
	Mortgage Choice, Ltd.	722,000	649,087
*	Mosaic Oil NL	2,081,400	212,957
*	Mount Gibson Iron, Ltd.	3,182,221	6,513,141
# *	Murchison Metals, Ltd.	1,501,421	2,834,809

6

# *	Murchison United NL	850,000	58,170
	MYOB, Ltd.	1,540,742	1,475,819
	Namoi Cotton Cooperative, Ltd.	196,490	50,568
*	Natasa Mining, Ltd.	3,500	4,791
	National Can Industries, Ltd.	97,017	118,298
#	Navitas, Ltd.	1,153,075	2,353,714
	New Hope Corp., Ltd.	3,186,443	12,701,723
# *	Nexus Energy, Ltd.	2,385,311	2,817,899
# *	Nido Petroleum, Ltd.	3,907,766	999,297
*	North Australian Diamonds, Ltd.	3,646,488	24,947
# *	Novogen, Ltd.	391,594	522,116
*	NuSep, Ltd.	17,442	974
# *	Nylex, Ltd.	173,801	72,248
#	Oakton, Ltd.	386,916	1,296,258
# *	Orbital Corp., Ltd.	2,045,099	138,261
#	OrotonGroup, Ltd.	79,968	226,109
*	Otto Energy, Ltd.	100,000	29,775
	Over Fifty Group, Ltd.	38,567	29,451
	Pacific Brands, Ltd.	2,599,981	4,936,097
# *	Pan Pacific Petroleum NL	2,798,114	573,632
# *	PanAust, Ltd.	7,257,513	5,365,003
	Panoramic Resources, Ltd.	921,464	1,717,687
	Paperlinx, Ltd.	2,219,854	3,690,310
*	Payce Consolidated, Ltd.	29,670	49,681
#	Peet, Ltd.	995,660	2,093,162
#	Perilya, Ltd.	921,802	414,516
#	Perpetual Trustees Australia, Ltd.	128,880	4,921,871
*	Petra Diamonds, Ltd.	65,193	211,049
# *	Petsec Energy, Ltd.	702,084	241,727
# *	Pharmaxis, Ltd.	708,984	1,336,601
#	Photon Group, Ltd.	270,932	682,699
*	Planet Gas, Ltd.	735,200	67,019
*	Plantcorp NL	4,329	—
#	Platinum Asset Mangement, Ltd.	304,534	934,233
# *	Platinum Australia, Ltd.	866,470	1,853,341
#	PMP, Ltd.	1,967,166	2,095,558
*	Polartechnics, Ltd.	475,707	36,213
# *	Port Bouvard, Ltd.	726,582	279,403
*	Portman, Ltd.	605,902	9,672,970
# *	Poseidon Nickel, Ltd.	670,939	401,048
	PPK Group, Ltd.	99,965	60,053
*	Prana Biotechnology, Ltd.	195,424	70,481
	Primary Health Care, Ltd.	924,538	4,144,399
#	Prime Media Group, Ltd.	421,327	859,856
# *	Progen Pharmaceuticals, Ltd.	190,880	107,952
	Programmed Maintenance Service, Ltd.	434,830	1,452,852
# *	pSivida Corp.	68,086	187,090
*	Pure Energy Resources, Ltd.	76,000	107,108
# *	Queensland Gas Co., Ltd.	37,004	133,886
#	Ramsay Health Care, Ltd.	505,098	4,664,924
	Raptis Group, Ltd.	12,000	8,244
#	RCR Tomlinson, Ltd.	594,680	604,418

7

#	Reckon, Ltd.	141,500	140,757
#	Redflex Holdings, Ltd.	370,671	830,146
#	Reece Australia, Ltd.	244,737	4,194,069
*	Repcol, Ltd.	554,848	9,767
*	Resolute Mining, Ltd.	1,474,032	2,015,082
#	Reverse Corp., Ltd.	236,664	378,912
#	Ridley Corp., Ltd.	1,264,597	1,222,403
*	Riversdale Mining, Ltd.	789,786	6,998,133
# *	Roc Oil Co., Ltd.	1,623,511	1,650,170
	Rock Building Society, Ltd.	25,912	67,735
	Ross Human Directions, Ltd.	143,511	51,534
#	Ruralco Holdings, Ltd.	73,456	280,053
#	SAI Global, Ltd.	678,767	1,773,703
*	Salinas Energy, Ltd.	1,097,665	280,997
#	Salmat, Ltd.	781,249	2,265,965
# *	Samson Oil & Gas, Ltd.	677,329	60,907
	Schaffer Corp., Ltd.	33,766	206,264
	SDI, Ltd.	374,482	64,381
*	Sedgman, Ltd.	1,600	3,691
#	Seek, Ltd.	819,598	3,674,419
#	Select Harvests, Ltd.	185,462	897,774
# *	Senetas Corp., Ltd.	1,846,596	72,834
#	Servcorp, Ltd.	307,250	967,741
#	Service Stream, Ltd.	901,843	761,919
	Seven Network, Ltd.	452,752	3,029,516
*	Shield Mining, Ltd.	72,292	7,518
#	Sigma Pharmaceuticals, Ltd.	3,412,180	3,787,711
# *	Silex System, Ltd.	590,711	3,619,399
# *	Sino Gold Mining, Ltd.	991,696	3,615,996
*	Sino Strategic International, Ltd.	130,864	137,448
*	Sipa Resources International NL	250,000	10,686
*	Sirtex Medical, Ltd.	216,786	445,647
#	Skilled Group, Ltd.	419,400	1,036,890
#	SMS Management & Technology, Ltd.	292,441	964,599
	SP Telemedia, Ltd.	1,669,898	228,264
	Spark Infrastructure Group	3,122,426	4,136,326
#	Specialty Fashion Group, Ltd.	807,082	527,839
# *	Sphere Investments, Ltd. (6162272)	560,515	773,624
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	953,547	2,960,866
*	ST Synergy, Ltd.	33,420	3,444
# *	St. Barbara, Ltd.	3,302,450	605,340
	Staging Connections Group, Ltd.	307,232	49,948
*	Starpharma Holdings, Ltd.	497,958	104,596
	Straits Resources, Ltd.	897,132	4,233,016
*	Strategic Minerals Corp. NL	358,100	15,451
*	Strike Resources, Ltd.	278,159	328,755
	Structural Systems, Ltd.	177,188	365,444
*	Stuart Petroleum, Ltd.	201,731	212,615
#	STW Communications Group, Ltd.	1,308,098	1,541,969
# *	Sundance Resources, Ltd.	5,993,157	1,288,781
#	Sunland Group, Ltd.	871,391	1,784,371

8

# *	Sunshine Gas, Ltd.	557,947	1,351,336
	Super Cheap Auto Group, Ltd.	734,658	1,663,872
*	Symex Holdings, Ltd.	355,611	141,823
	Talent2 International, Ltd.	474,826	646,506
# *	Tamaya Resources, Ltd.	5,021,812	132,931
*	Tandou, Ltd.	10,230	1,416
*	Tap Oil, Ltd.	721,216	705,318
#	Tassal Group, Ltd.	572,660	1,148,965
	Technology One, Ltd.	1,346,767	1,038,111
#	Ten Network Holdings, Ltd.	2,220,272	3,201,325
	TFS Corp., Ltd.	871,061	1,028,015
#	Thakral Holdings Group	2,562,142	1,648,813
#	The Reject Shop, Ltd.	114,737	1,060,098
*	Thor Mining P.L.C.	32,186	1,913
#	Timbercorp, Ltd.	1,623,429	1,177,610
*	TNG, Ltd.	721,686	43,812
*	Tooth & Co., Ltd.	153,000	4,598
	Tower Australia Group, Ltd.	1,413,642	3,591,717
# *	Tox Free Solutions, Ltd.	303,107	455,980
# *	Transfield Services Infrastructure Fund	319,209	391,746
#	Transfield Services, Ltd.	502,277	3,610,573
# *	Transpacific Industries Group, Ltd.	15,596	93,441
#	Troy Resources NL	269,313	369,612
	Trust Co., Ltd.	80,260	528,069
*	Unilife Medical Solutions, Ltd.	544,389	134,899
*	Union Resources, Ltd.	1,290,000	13,239
#	United Group, Ltd.	468,000	5,492,979
# *	United Minerals Corp. NL	371,631	612,200
#	UXC, Ltd.	898,950	797,892
# *	Ventracor, Ltd.	1,048,486	183,741
*	View Resources, Ltd.	1,283,369	143,264
	Village Roadshow, Ltd.	609,437	888,435
#	Virgin Blue Holdings, Ltd.	905,222	443,969
	Vision Group Holdings, Ltd.	312,902	476,997
	Washington H. Soul Pattinson & Co., Ltd.	27,451	263,574
#	Watpac, Ltd.	483,685	1,110,720
#	Wattyl, Ltd.	423,342	488,525
	Webjet, Ltd.	373,212	448,258
	Webster, Ltd.	150,895	136,633
*	Wedgetail Mining, Ltd.	904,454	53,325
*	Wentworth Holdings, Ltd.	316,666	21,054
#	West Australian Newspapers Holdings, Ltd.	606,715	4,713,347
# *	Western Areas NL	694,336	5,509,950
*	White Energy Co., Ltd.	48,200	156,396
#	Whitehaven Coal, Ltd.	298,905	926,154
#	WHK Group, Ltd.	1,156,359	1,083,073
#	Wide Bay Australia, Ltd.	54,518	434,057
	Willmott Forests, Ltd.	51,672	62,368
# *	Windimurra Vanadium, Ltd.	537,429	1,103,667
*	Zinc Co. Australia, Ltd.	60,894	4,396
TOTAL COMMON STOCKS			550,215,424

9

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	408,983

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Beach Petroleum, Ltd. Rights 06/30/10	492,868	41,899
*	Chrome Corp., Ltd. Options 09/30/09	1,600	6
*	Havilah Resources NL Warrants 04/30/10	2,017	520
*	Macmin Silver, Ltd. Rights 09/19/08	695,837	—
TOTAL RIGHTS/WARRANTS			42,425

TOTAL — AUSTRALIA			550,666,832

HONG KONG — (12.3%)
COMMON STOCKS — (12.3%)
	ABC Communications (Holdings), Ltd.	930,000	46,945
	Aeon Credit Service (Asia) Co., Ltd.	740,000	749,552
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	448,335
	Alco Holdings, Ltd.	1,468,000	301,123
	Allan International Holdings	592,000	80,472
#	Allied Group, Ltd.	683,200	2,285,896
#	Allied Properties, Ltd.	10,756,000	1,754,425
*	Amax Entertainment Holdings, Ltd.	1,650,000	71,268
*	Applied Development Holdings, Ltd.	1,243,000	48,751
*	APT Satellite Holdings, Ltd.	850,000	86,980
	Arts Optical International Holdings	730,000	252,306
	Asia Commercial Holdings, Ltd.	131,040	11,664
#	Asia Financial Holdings, Ltd.	2,600,908	902,304
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,392,829
	Asia Standard Hotel	26,194,087	186,885
	Asia Standard International Group, Ltd.	24,409,324	298,432
*	Asia TeleMedia, Ltd.	2,832,000	36,286
*	Asian Union New Media Group, Ltd.	33,420,000	339,766
*	Associated International Hotels	974,000	2,131,271
	Automated Systems Holdings, Ltd.	340,000	86,854
*	Bal Holdings, Ltd.	48	1
#	Beijing Development (Hong Kong), Ltd.	166,000	28,396
*	Bossini International Holdings, Ltd.	3,871,500	152,354
*	Burwill Holdings, Ltd.	7,148,960	152,756
	C C Land Holdings, Ltd.	660,000	278,329
#	Cafe de Coral Holdings, Ltd.	1,440,000	2,768,132
*	Capital Estate, Ltd.	28,570,000	157,120
	Capital Strategic Investment, Ltd.	13,882,500	373,290
	CASH Financial Services Group, Ltd.	119,565	28,543
*	Casil Energine International (Holdings), Ltd.	1,988,000	103,989
# *	CATIC International Holdings, Ltd.	5,332,000	108,881
	CCT Telecom Holdings, Ltd.	1,724,970	180,945
	Celestial Asia Securities Holdings, Ltd.	343,810	77,076
#	Century City International Holdings, Ltd	43,326,000	407,848
	Champion Technology Holdings, Ltd.	4,466,629	466,359

10

	Chen Hsong Holdings, Ltd.	1,576,000	476,645
	Cheuk Nang (Holdings), Ltd.	497,472	193,818
	Chevalier International Holdings, Ltd.	733,482	655,705
	Chevalier Pacific Holdings, Ltd.	355,250	57,658
*	China Best Group Holding, Ltd.	22,749,000	240,124
*	China Digicontent Co., Ltd.	2,710,000	3,472
*	China Electronics Corp. Holdings Co., Ltd.	890,250	169,841
# *	China Grand Forestry Green Resources Group, Ltd.	19,854,000	1,587,918
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	134,151
*	China Infrastructure Investment, Ltd.	6,280,000	184,253
*	China Investments Holdings, Ltd.	210,000	6,160
	China Metal International Holdings, Ltd.	2,844,000	581,798
*	China Motion Telecom International, Ltd.	5,080,000	122,203
	China Motor Bus Co.	74,000	551,852
# *	China Oil & Gas Group, Ltd.	1,573,200	51,963
*	China Properties Investment Holdings, Ltd.	880,000	36,471
# *	China Renji Medical Group, Ltd.	26,682,000	200,395
	China Resources Logic, Ltd.	708,600	313,046
*	China Rise International Holdings, Ltd.	2,988,000	50,919
*	China Sciences Conservational Power, Ltd.	210,400	19,410
*	China Sci-Tech Holdings, Ltd.	28,646,600	272,581
# *	China Seven Star Shopping, Ltd.	12,410,000	121,849
# *	China Solar Energy Holdings, Ltd.	11,802,905	202,797
*	China Star Entertainment, Ltd.	66,043	1,982
*	China Strategic Holdings, Ltd.	1,670,000	97,772
	China Timber Resources Group, Ltd.	17,751,680	160,081
*	China WindPower Group, Ltd.	183,400	9,692
#	China Wireless Technologies, Ltd.	5,152,000	271,221
*	China Yunnan Tin Minerals Group	6,088,000	193,956
*	China Zenith Chemical Group, Ltd.	8,037,500	454,718
	China Zirconium, Ltd.	116,400	97,417
# *	Chinese People Holdings Co., Ltd.	8,960,000	130,464
	Chinney Investments, Ltd.	1,144,000	117,756
#	Chong Hing Bank, Ltd.	1,137,000	2,758,811
	Chow Sang Sang Holdings	1,477,680	1,297,025
#	Chu Kong Shipping Development	1,584,000	208,209
	Chuang’s China Investments, Ltd.	3,082,500	140,296
	Chuang’s Consortium International, Ltd.	3,558,930	289,045
#	Chun Wo Development Holdings, Ltd.	2,002,926	176,022
	Chung Tai Printing Holdings, Ltd.	14,710,000	224,821
	City e-Solutions, Ltd.	186,000	22,841
	City Telecom, Ltd.	1,470,497	327,642
# *	Clear Media, Ltd.	1,135,000	776,143
*	Climax International Co., Ltd.	40,700	746
*	CNT Group, Ltd.	3,182,693	71,227
#	Coastal Greenland, Ltd.	6,588,000	354,419
	COL Capital, Ltd.	553,240	232,937
*	Compass Pacific Holdings, Ltd.	1,248,000	24,545
	Computer & Technologies Holdings, Ltd.	432,000	52,218
	Continental Holdings, Ltd.	98,825	15,144
	Convenience Retail Asia, Ltd.	64,000	19,096
#	Coslight Technology International Group, Ltd.	1,134,000	564,696

11

	Cosmos Machinery Enterprises, Ltd.	1,616,400	91,649
#	Cross-Harbour Holdings, Ltd.	591,520	502,827
*	CSMC Technologies Corp.	12,754,800	306,884
*	Culturecom Holdings, Ltd.	12,299,000	112,879
	Daisho Microline Holdings, Ltd.	1,236,000	78,988
*	Dan Form Holdings Co., Ltd.	2,866,600	204,721
#	Daphne International Holdings, Ltd.	4,538,000	2,279,288
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	178,082
#	Dickson Concepts International, Ltd.	850,630	497,968
*	Dragon Hill Wuling Automobile	112,500	15,422
#	DVN Holdings, Ltd.	2,398,516	136,940
*	Dynamic Global Holdings, Ltd.	3,522,000	25,986
	Dynamic Holdings, Ltd.	384,000	83,364
	Eagle Nice (International) Holdings, Ltd.	238,000	46,494
	EcoGreen Fine Chemical Group	1,112,000	238,665
*	Eforce Holdings, Ltd.	3,480,000	118,161
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	348,558
*	E-Kong Group, Ltd.	620,000	46,083
	Emperor Capital Group, Ltd.	749,672	39,609
	Emperor Entertainment Hotel, Ltd.	2,410,000	329,237
	Emperor International Holdings, Ltd.	4,076,360	1,137,276
*	Enerchina Holdings, Ltd.	3,068,800	82,391
*	ENM Holdings, Ltd.	3,816,000	108,028
	EPI (Holdings), Ltd.	157,951	2,880
# *	eSun Holdings, Ltd.	3,251,400	608,813
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,438,767
*	Ezcom Holdings, Ltd.	72,576	446
#	Fairwood Holdings, Ltd.	316,600	328,646
#	Far East Consortium	4,398,517	958,487
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	4,121
#	First Natural Foods Holdings, Ltd.	2,365,000	208,098
	First Sign International Holdings, Ltd.	1,424,000	331,576
	Fong’s Industries Co., Ltd.	1,470,000	481,953
*	Foundation Group, Ltd.	5,675,000	171,045
	Fountain Set Holdings, Ltd.	2,150,000	213,117
	Four Seas Food Investment Holdings, Ltd.	202,184	29,492
	Four Seas Mercantile Holdings, Ltd.	592,000	219,973
*	Frasers Property China, Ltd.	16,477,000	370,729
*	Freeman Corp., Ltd.	8,033,094	196,441
#	Fubon Bank Hong Kong, Ltd.	2,338,000	1,271,721
*	Fujian Holdings, Ltd.	237,800	13,254
	Fujikon Industrial Holdings, Ltd.	912,000	168,685
# *	Fushan International Energy Group, Ltd.	4,954,000	2,686,189
*	Genesis Energy Holdings, Ltd.	8,175,000	210,410
	Get Nice Holdings, Ltd.	5,970,000	331,209
	Giordano International, Ltd.	4,322,000	1,568,154
*	Global Green Tech Group, Ltd.	2,807,600	313,932
*	Global Tech (Holdings), Ltd.	5,612,000	21,394
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,293,289
	Gold Peak Industries (Holdings), Ltd.	1,059,250	124,953
#	Golden Resorts Group, Ltd.	16,420,000	428,616
	Golden Resources Development International, Ltd.	2,848,500	138,350

12

*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	358,336
	Golik Holdings, Ltd.	930,500	30,941
*	GR Vietnam Holdings, Ltd.	620,000	8,501
#	Grande Holdings, Ltd.	882,000	175,999
*	Group Sense (International), Ltd.	2,448,000	64,877
	Guangnan Holdings, Ltd.	1,779,600	249,321
#	Hang Fung Gold Technology, Ltd.	1,980,482	496,412
	Hang Ten Group Holdings, Ltd.	1,705,850	154,618
	Hanny Holdings, Ltd.	7,440,000	68,978
*	Hans Energy Co., Ltd.	7,556,000	258,733
	Harbour Centre Development, Ltd.	593,000	856,644
# *	Heng Tai Consumables Group, Ltd.	3,173,000	367,928
# *	Hi Sun Technology (China), Ltd.	4,959,000	895,129
	High Fashion International, Ltd.	268,000	81,077
#	HKR International, Ltd.	3,715,936	1,765,444
	Hon Kwok Land Investment Co., Ltd	1,132,535	331,572
*	Hong Fok Land, Ltd.	1,210,000	1,550
	Hong Kong Catering Management, Ltd.	542,796	48,597
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	720,415
*	Hong Kong Parkview Group, Ltd.	1,130,000	143,627
	Hongkong Chinese, Ltd.	4,482,000	502,592
	Hop Fung Group Holdings, Ltd.	888,000	129,219
*	Hop Hing Group Holdings, Ltd.	660,265	38,504
	Hsin Chong Construction Group, Ltd.	1,569,658	254,233
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	364,627
	Huafeng Group Holdings, Ltd.	1,571,220	53,054
# *	Hualing Holdings, Ltd.	12,708,000	323,693
	Hung Hing Printing Group, Ltd.	1,603,275	471,773
	Hutchison Harbour Ring, Ltd.	16,156,000	1,340,561
*	HyComm Wireless, Ltd.	941,800	6,034
#	I.T., Ltd.	2,734,000	418,208
	I-Cable Communications, Ltd.	4,440,000	501,249
*	IDT International, Ltd.	6,240,183	222,001
*	Imagi International Holdings, Ltd.	3,037,000	253,156
#	Integrated Distribution Services Group, Ltd.	775,000	1,112,627
*	Interchina Holdings Co., Ltd.	32,405,000	148,351
	IPE Group, Ltd.	1,740,000	220,070
	ITC Corp., Ltd.	5,774,585	136,788
*	ITC Properties Group, Ltd.	21,843,680	139,408
	Jinhui Holdings Co., Ltd.	1,348,000	724,516
	Jiuzhou Development Co., Ltd.	2,632,000	128,621
	Joyce Boutique Holdings, Ltd.	1,530,000	35,226
*	Junefield Department Store Group, Ltd.	256,000	5,595
#	K Wah International Holdings, Ltd.	5,799,405	1,772,787
*	Kai Yuan Holdings, Ltd.	3,640,000	78,115
	Kantone Holdings, Ltd.	8,206,742	556,302
*	Karl Thomson Holdings, Ltd.	1,238,000	218,592
	Karrie International Holdings, Ltd.	1,433,600	102,881
	Keck Seng Investments	924,600	437,540
	Kee Shing Holdings	886,000	93,986
	Kin Yat Holdings, Ltd.	586,000	115,684

13

	King Fook Holdings	1,000,000	84,218
*	King Pacific International Holdings, Ltd.	1,404,200	21,950
#	Kingdee International Software Group Co., Ltd.	2,552,000	585,252
	Kingmaker Footwear Holdings, Ltd.	1,476,955	136,173
*	Kong Sun Holdings, Ltd.	2,198,000	7,041
*	KPI Co., Ltd.	396,000	21,878
*	KTP Holdings, Ltd.	560,400	45,033
	Kwoon Chung Bus Holdings, Ltd.	556,000	64,050
	Lai Fung Holdings, Ltd.	18,003,000	336,638
*	Lai Sun Development Co., Ltd.	36,841,000	455,979
*	Lai Sun Garment International, Ltd.	4,010,000	163,255
	Lam Soon (Hong Kong), Ltd.	302,310	157,090
	Le Saunda Holdings, Ltd.	1,424,000	163,728
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,960
	Lee & Man Holdings, Ltd.	1,780,000	262,277
	Lee & Man Paper Manufacturing, Ltd.	90,800	90,672
	Lerado Group Holding Co.	1,602,000	103,847
	Lippo, Ltd.	1,464,700	710,207
#	Liu Chong Hing Investment, Ltd.	829,200	832,724
	Luen Thai Holdings, Ltd.	1,345,000	136,173
	Luk Fook Holdings (International), Ltd.	1,192,000	622,157
#	Luks Industrial Group, Ltd.	1,301,555	586,919
*	Lung Cheong International Holdings, Ltd.	2,426,000	48,830
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	788,782
*	M Dream Inworld, Ltd.	305	13
# *	Macau Success, Ltd.	5,560,000	639,926
	MACRO-LINK International Holdings, Ltd.	1,036,250	86,436
	Magnificent Estates, Ltd.	12,744,000	224,644
	Mainland Headwear Holdings, Ltd.	765,600	86,073
	Man Yue International Holdings, Ltd.	1,084,000	171,359
	Matrix Holdings, Ltd.	1,067,414	76,436
*	Matsunichi Communications Holdings, Ltd.	1,914,000	1,373,344
*	Mei Ah Entertainment Group, Ltd.	1,732,000	85,907
	Melbourne Enterprises	45,500	397,924
#	Melco International Development, Ltd.	1,483,000	877,929
	Midas International Holdings, Ltd.	1,161,000	27,349
#	Midland Holdings, Ltd.	2,510,000	1,272,005
#	Min Xin Holdings	1,137,200	395,198
# *	Minmetals Holdings, Ltd.	1,780,000	188,010
#	Miramar Hotel & Investment	788,000	978,838
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	286,250
*	Nan Hai Corp., Ltd.	129,572,743	923,973
	Nanyang Holdings	137,500	275,415
	National Electronics Holdings	2,156,000	129,496
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,059,943
*	New Century Group Hong Kong, Ltd.	13,351,464	209,307
	New Island Printing Holdings	176,000	8,908
*	New Smart Energy Group, Ltd.	432,800	4,972
	New World China Land, Ltd.	96,400	35,407
*	New World Mobile Holdings, Ltd.	22,140	17,275
#	Next Media, Ltd.	6,236,000	1,918,966

14

	Ngai Lik Industrial Holdings, Ltd.	1,730,000	53,684
	Norstar Founders Group, Ltd.	3,256,000	623,361
*	Orient Power Holdings, Ltd.	804,000	19,367
	Oriental Press Group	6,256,000	805,696
	Oriental Watch Holdings	610,000	182,782
#	Pacific Andes International Holdings, Ltd.	4,743,970	640,954
	Pacific Century Premium Developments, Ltd.	6,470,000	2,302,180
	Paliburg Holdings, Ltd.	23,488,300	449,163
*	Paradise Entertainment, Ltd.	3,969,000	30,458
	Paul Y Engineering Group, Ltd.	67,212	7,760
#	Peace Mark Holdings, Ltd.	2,738,022	526,232
*	Pearl Oriental Innovation, Ltd.	775,200	33,390
	Pegasus International Holdings, Ltd.	226,000	40,586
	Pico Far East Holdings, Ltd.	3,864,000	445,853
#	Playmates Holdings, Ltd.	504,700	201,357
# *	Playmates Toys, Ltd.	504,700	10,751
*	PME Group, Ltd.	950,000	27,725
	Pokfulam Development Co., Ltd.	234,000	179,953
*	Pokphand (C.P.) Co., Ltd.	5,970,000	217,936
*	Polyard Petroleum International	1,220,000	11,724
	Ports Design, Ltd.	867,500	2,168,397
*	Premium Land, Ltd.	990,000	44,835
	Proview International Holdings, Ltd.	1,584,884	96,708
#	Public Financial Holdings, Ltd.	2,462,000	1,355,921
#	PYI Corp., Ltd.	4,482,477	435,256
*	Pyxis Group, Ltd.	1,936,000	53,333
#	Qin Jia Yuan Media Services Co., Ltd.	1,414,392	697,838
*	QPL International Holdings, Ltd.	2,009,000	53,569
	Quality Healthcare Asia, Ltd.	478,995	152,986
	Raymond Industrial, Ltd.	675,400	72,395
#	Regal Hotels International Holdings, Ltd.	28,918,000	1,107,131
	Rivera Holdings, Ltd.	5,710,000	177,876
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,718,000	1,333,876
	Roadshow Holdings, Ltd.	1,456,000	117,289
	Royale Furniture Holdings, Ltd.	550,000	51,066
	S.A.S. Dragon Holdings, Ltd.	1,456,000	143,699
#	Sa Sa International Holdings, Ltd.	2,768,000	1,085,109
	Safety Godown Co., Ltd.	408,000	250,503
	Samson Paper Holdings, Ltd.	666,000	60,126
*	San Miguel Brewery	612,800	115,888
*	Sanyuan Group, Ltd.	415,000	7,976
	Sea Holdings, Ltd.	1,138,000	672,361
*	SEEC Media Group, Ltd.	2,550,000	129,237
*	Shanghai Allied Cement, Ltd.	1,402,080	117,526
*	Shanghai Zenghai Property, Ltd.	14,702,000	294,578
#	Shaw Brothers Hong Kong, Ltd.	756,000	1,645,799
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	391,775
#	Shenyin Wanguo, Ltd.	1,212,500	540,255
	Shougang Concord Century Holdings, Ltd.	3,916,000	239,103
*	Shougang Concord Grand (Group), Ltd.	2,451,000	158,996
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	229,080

15

#	Shui On Construction & Materials, Ltd.	720,000	1,294,633
*	Shun Ho Resources Holdings, Ltd.	483,000	103,830
*	Shun Ho Technology Holdings, Ltd.	1,037,452	103,223
	Shun Tak Holdings, Ltd.	220,000	128,045
	Silver Grant International	5,033,000	728,710
*	Sincere Co., Ltd.	505,500	22,649
	Sing Tao News Corp., Ltd.	1,842,000	202,930
#	Singamas Container Holdings, Ltd.	1,838,000	443,063
	Sino Biopharmaceutical, Ltd.	5,880,000	1,064,072
*	Sino Gas Group, Ltd.	3,277,600	68,814
*	Sinocan Holdings, Ltd.	350,000	1,749
*	Sino-i Technology, Ltd.	51,703,158	434,692
# *	Skyfame Realty Holdings, Ltd.	2,737,750	256,111
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,222,993
*	SMI Publishing Group, Ltd.	250,511	481
#	Solomon Systech International, Ltd.	9,330,000	287,934
	South China (China), Ltd.	5,620,000	271,213
	South China Financial Holdings, Ltd.	4,872,000	44,492
	Southeast Asia Properties & Finance, Ltd.	263,538	64,157
	Starlight International Holdings	1,903,792	99,472
	Stelux Holdings International, Ltd.	1,307,702	112,568
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	156,297
	Sun Hung Kai & Co., Ltd.	27,000	20,404
	Sunway International Holdings, Ltd.	866,000	30,184
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	74,149
	Symphony Holdings, Ltd.	4,305,000	192,163
# *	Tack Fat Group	4,448,000	227,968
#	Tai Cheung Holdings	1,837,000	842,410
#	Tai Fook Securities Group, Ltd.	1,924,494	557,017
	Tai Sang Land Development, Ltd.	576,984	269,485
# *	Tak Shun Technology Group, Ltd.	24,016,000	306,754
	Tak Sing Alliance Holdings	2,909,865	389,859
	Tan Chong International, Ltd.	1,212,000	291,717
*	TCC International Holdings, Ltd.	1,691,789	609,027
*	Technology Venture Holdings, Ltd.	586,000	7,060
#	Techtronic Industries Co., Ltd.	4,788,500	4,457,926
*	Termbray Industries International	2,304,900	326,866
	Tern Properties	61,200	30,370
	Texhong Textile Group, Ltd.	1,930,000	190,309
	Texwinca Holdings, Ltd.	3,428,000	2,939,608
*	The Sun’s Group, Ltd.	25,506	6,706
#	Tian An China Investments	3,975,430	2,232,048
	Tian Teck Land	1,098,000	997,686
*	Titan Petrochemicals Group, Ltd.	11,740,000	307,491
*	Tomorrow International Holdings, Ltd.	1,296,420	29,602
	Tongda Group Holdings, Ltd.	8,210,000	159,021
#	Top Form International, Ltd.	2,760,000	207,796
*	Topsearch International (Holdings), Ltd.	234,000	7,624
	Tristate Holdings, Ltd.	188,000	42,155
	Truly International Holdings	1,096,000	940,286
	Tungtex (Holdings) Co., Ltd.	910,000	186,612

16

	Tysan Holdings, Ltd.	1,040,773	89,004
*	United Power Investment, Ltd.	5,696,000	140,439
	Upbest Group, Ltd.	3,280,000	247,513
*	U-Right International Holdings, Ltd.	4,746,000	54,121
	USI Holdings, Ltd.	1,452,999	479,564
	Van Shung Chong Holdings, Ltd.	359,335	27,569
	Varitronix International, Ltd.	1,093,293	547,711
	Vedan International (Holdings), Ltd.	640,000	49,051
	Veeko International Holdings, Ltd.	1,532,981	33,963
#	Victory City International Holdings	1,839,457	435,864
*	Vital Biotech Holdings, Ltd.	470,000	12,920
#	Vitasoy International Holdings, Ltd.	2,805,000	1,331,947
# *	VODone, Ltd.	3,374,000	100,956
# *	Vongroup, Ltd.	10,865,000	248,132
*	VST Holdings, Ltd.	2,202,000	291,007
	Vtech Holdings, Ltd.	495,000	2,953,557
	Wah Ha Realty Co., Ltd.	278,600	79,247
	Wai Kee Holdings, Ltd.	2,057,738	388,680
	Wang On Group, Ltd.	12,416,460	89,962
*	Warderly International Holdings, Ltd.	520,000	31,981
*	Willie International Holdings, Ltd.	3,438,080	66,045
*	Winfoong International, Ltd.	1,210,000	21,705
	Wing On Co. International, Ltd.	802,000	1,404,787
	Wing Shan International	896,000	41,587
	Wong’s International (Holdings), Ltd.	737,641	53,873
	Wong’s Kong King International (Holdings), Ltd.	120,000	14,855
*	Wonson International Holdings, Ltd.	21,880,000	183,356
	Xinyi Glass Holding Co., Ltd.	120,000	63,167
*	Xpress Group, Ltd.	3,464,000	50,739
	Y. T. Realty Group, Ltd.	965,000	149,383
	Yangtzekiang Garment, Ltd.	607,500	135,816
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	53,036
	YGM Trading	284,000	193,741
	Yip’s Chemical Holdings, Ltd.	1,176,000	672,206
	Yugang International, Ltd.	23,540,000	212,339
*	Yunnan Enterprises Holdings, Ltd.	240,000	14,792
TOTAL COMMON STOCKS			145,199,190

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	45,769
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 09/06/08	3,470,259	—
*	Asia Standard International Group, Ltd. Warrants 08/27/08	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,503
*	COL Capital, Ltd. Warrants 07/27/09	110,648	2,835
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	3,469
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,598
*	Lippo, Ltd. Rights 07/04/11	122,470	15,692
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	694
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—

17

*	South China (China), Ltd. Rights 09/06/10	1,124,000	28,804
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	1,248
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
*	Willie International Holdings, Ltd. Rights 04/14/09	8,595,200	—
TOTAL RIGHTS/WARRANTS			106,642

TOTAL — HONG KONG			145,305,832

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,801
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—
TOTAL — MALAYSIA			3,801

NEW ZEALAND — (3.8%)
COMMON STOCKS — (3.8%)
	Abano Healthcare Group, Ltd.	31,300	109,610
*	AFFCO Holdings, Ltd.	1,806,887	729,899
	Air New Zealand, Ltd.	490,044	393,101
	Cavalier Corp., Ltd.	283,674	555,561
	CDL Investments New Zealand, Ltd.	395,965	80,051
	Colonial Motor Co., Ltd.	126,795	279,065
	Ebos Group, Ltd.	153,656	531,221
#	Fisher & Paykel Appliances Holdings, Ltd.	1,517,018	1,862,797
#	Fisher & Paykel Healthcare Corp.	2,557,184	5,622,913
#	Freightways, Ltd.	643,710	1,511,675
#	Hallenstein Glassons Holdings, Ltd.	241,638	488,702
	Hellaby Holdings, Ltd.	232,243	308,818
	Horizon Energy Distribution, Ltd.	40,420	98,609
	Infratil, Ltd.	1,778,499	2,854,401
#	Mainfreight, Ltd.	473,039	2,333,628
	Methven, Ltd.	10,000	11,620
	Michael Hill International, Ltd.	1,567,460	918,158
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	544,309
	New Zealand Exchange, Ltd.	57,282	274,872
	New Zealand Oil & Gas, Ltd.	1,265,327	1,396,167
	New Zealand Refining Co., Ltd.	499,493	2,584,063
	Northland Port Corp. (New Zealand), Ltd.	219,997	445,420
	Nuplex Industries, Ltd.	444,628	1,986,242
	Port of Tauranga, Ltd.	579,252	2,842,606
*	ProvencoCadmus, Ltd.	524,201	65,894
#	Pumpkin Patch, Ltd.	606,913	674,061
	Pyne Gould Guinness, Ltd.	1,042,177	1,997,590
	Restaurant Brand New Zealand, Ltd.	369,175	185,892
*	Richina Pacific, Ltd.	309,644	86,174
*	Rubicon, Ltd.	995,760	660,470
#	Ryman Healthcare, Ltd.	2,404,707	2,884,109
	Sanford, Ltd.	418,047	1,728,953
	Scott Technology, Ltd.	60,843	57,149
*	Seafresh Fisheries, Ltd.	80,520	1,578

18

*	Skellerup Holdings, Ltd.	156,486	98,357
	Sky City Entertainment Group, Ltd.	1,915,616	4,819,294
	South Port New Zealand, Ltd.	30,744	45,837
#	Steel & Tube Holdings, Ltd.	404,138	983,759
	Taylors Group, Ltd.	29,646	27,809
*	Tenon, Ltd.	19,132	9,367
#	Tourism Holdings, Ltd.	402,452	424,969
	Tower, Ltd.	530,655	818,923
	Trustpower, Ltd.	3,300	18,238
*	Vector, Ltd.	35,000	56,698
	Warehouse Group, Ltd.	357,417	833,136
TOTAL — NEW ZEALAND			45,241,765

SINGAPORE — (8.9%)
COMMON STOCKS — (8.9%)
*	Addvalue Technologies, Ltd.	1,043,000	47,397
	Advanced Holdings, Ltd.	691,000	89,101
*	AEM Holdings, Ltd.	558,000	19,841
	Allgreen Properties, Ltd.	3,244,000	1,825,171
	Apollo Enterprises, Ltd.	302,000	314,968
	Aqua-Terra Supply Co., Ltd.	641,000	89,435
	Armstrong Industrial Corp., Ltd.	1,460,000	215,549
*	ASA Group Holdings, Ltd.	586,000	20,589
#	Asia Environment Holdings, Ltd.	528,792	96,088
*	Asia Food and Properties, Ltd.	5,248,000	1,801,292
*	Asia-Pacific Strategic Investments, Ltd.	1,410	253
	ASL Marine Holdings, Ltd.	497,000	362,486
	A-Sonic Aerospace, Ltd.	626,996	32,931
	Aussino Group, Ltd.	967,000	158,821
*	Ban Joo - Company, Ltd.	928,000	19,333
	Best World International, Ltd.	307,500	87,799
	Beyonics Technology, Ltd.	1,945,800	238,669
	Bonvests Holdings, Ltd.	990,000	635,950
	BRC Asia, Ltd.	794,000	59,566
	Broadway Industrial Group, Ltd.	461,000	252,016
	Brothers (Holdings), Ltd.	504,628	63,551
#	Bukit Sembawang Estates, Ltd.	348,003	1,686,288
	CEI Contract Manufacturing, Ltd.	432,000	41,931
	Cerebos Pacific, Ltd.	539,000	1,411,869
#	CH Offshore, Ltd.	1,568,200	624,721
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	1,718,125
	Chemical Industries (Far East), Ltd.	105,910	50,823
*	China Auto Corp., Ltd.	3,040,700	106,372
	China Dairy Group, Ltd.	1,502,000	162,818
#	China Merchants Holdings Pacific, Ltd.	809,000	404,821
#	Chip Eng Seng Corp., Ltd.	1,775,000	303,194
	Chosen Holdings, Ltd.	1,284,000	122,757
#	Chuan Hup Holdings, Ltd.	4,385,000	1,065,465
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	6,499
*	Compact Metal Industries, Ltd.	643,000	9,031
#	Creative Technology Co., Ltd.	262,900	1,129,875

19

	CSC Holdings, Ltd.	1,829,000	204,715
#	CSE Global, Ltd.	1,893,000	1,287,775
#	CWT, Ltd.	1,384,500	653,569
#	Delong Holdings, Ltd.	1,287,000	2,739,764
*	Digiland International, Ltd.	12,033,000	42,432
*	Eagle Brand Holdings, Ltd.	5,158,000	166,018
*	Ellipsiz, Ltd.	453,000	28,487
	Eng Wah Organization, Ltd.	265,000	178,599
	Engro Corp., Ltd.	354,000	216,508
*	Enviro-Hub Holdings, Ltd.	1,445,666	208,496
	Eu Yan Sang International, Ltd.	182,000	61,457
*	Eucon Holdings, Ltd.	755,000	27,848
#	Ezra Holdings Pte, Ltd.	1,462,000	1,850,995
#	F.J. Benjamin Holdings, Ltd.	1,095,000	215,850
#	Federal International (2000), Ltd.	657,000	172,403
*	Fischer Tech, Ltd.	244,000	16,358
	Food Empire Holdings, Ltd.	1,094,400	419,855
#	Freight Links Express Holdings, Ltd.	3,893,000	176,738
*	Fu Yu Corp., Ltd.	2,273,750	143,386
	GK Goh Holdings, Ltd.	1,494,000	823,055
# *	Global Voice Group, Ltd.	2,054,000	71,663
#	Goodpack, Ltd.	1,592,000	1,590,661
	GP Industries, Ltd.	3,120,209	778,268
	Grand Banks Yachts, Ltd.	250,000	165,766
#	Guocoland, Ltd.	434,500	579,572
	Hersing Corp., Ltd.	1,285,000	198,244
#	Hi-P International, Ltd.	1,973,000	763,923
#	Ho Bee Investment, Ltd.	1,471,000	696,861
#	Hong Fok Corp., Ltd.	1,975,600	737,723
#	Hong Leong Asia, Ltd.	868,000	790,602
	Hotel Grand Central, Ltd.	1,060,514	597,009
	Hotel Plaza, Ltd.	1,723,500	1,710,172
#	Hotel Properties, Ltd.	1,715,600	2,141,745
	Hour Glass, Ltd.	622,744	349,847
# *	HTL International Holdings, Ltd.	1,691,843	237,887
	Huan Hsin Holdings, Ltd.	1,138,400	440,116
#	HupSteel, Ltd.	1,687,875	372,217
	Hwa Hong Corp., Ltd.	2,488,000	1,004,293
#	Hyflux, Ltd.	1,067,000	2,126,745
#	IDT Holdings, Ltd.	718,000	155,812
	IFS Capital, Ltd.	348,000	173,342
*	Informatics Education, Ltd.	1,339,000	32,779
#	InnoTek, Ltd.	931,000	372,483
*	Innovalues, Ltd.	630,000	64,238
	Intraco, Ltd.	292,500	61,967
	IPC Corp., Ltd.	700,000	51,717
	Isetan (Singapore), Ltd.	122,500	334,551
	Jadason Enterprises, Ltd.	1,108,000	46,371
*	Jasper Investments, Ltd.	90,680	19,161
#	Jaya Holdings, Ltd.	2,313,000	2,013,954
*	JK Yaming International Holdings, Ltd.	907,000	232,023
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	390,934

20

	K1 Ventures, Ltd.	5,340,500	918,725
#	Keppel Telecommunications and Transportation, Ltd.	1,982,800	7,383,148
	Khong Guan Flour Milling, Ltd.	38,000	36,211
	Kian Ann Engineering, Ltd.	1,302,000	141,232
	Kian Ho Bearings, Ltd.	781,500	111,999
#	Kim Eng Holdings, Ltd.	1,123,620	1,010,794
#	Koh Brothers Group, Ltd.	1,494,000	187,854
#	KS Energy Services, Ltd.	800,000	927,517
*	L & M Group Investments, Ltd.	7,107,100	25,077
#	Lafe Corp., Ltd.	1,234,800	52,131
*	LanTroVision (S), Ltd.	5,028,750	105,638
#	LC Development, Ltd.	2,041,254	233,958
	Lee Kim Tah Holdings, Ltd.	1,600,000	606,836
	Lion Asiapac, Ltd.	473,000	65,089
	Low Keng Huat Singapore, Ltd.	2,232,000	297,780
	Lum Chang Holdings, Ltd.	1,134,030	162,826
# *	Manhattan Resources, Ltd.	668,000	318,422
	Manufacturing Integration Technology, Ltd.	588,000	46,681
*	MDR, Ltd.	2,040,000	14,310
# *	Mediaring.Com, Ltd.	4,262,500	297,196
	Memtech International, Ltd.	1,322,000	106,772
	Metro Holdings, Ltd.	2,036,960	971,263
#	Midas Holdings, Ltd.	1,342,000	493,278
*	Mirach Energy, Ltd.	460,000	45,048
#	Miyoshi Precision, Ltd.	553,500	36,770
	MobileOne, Ltd.	2,025,000	2,730,168
	Multi-Chem, Ltd.	1,263,000	147,063
	Natsteel, Ltd.	414,000	411,319
#	Nera Telecommunications, Ltd.	1,272,000	308,540
	New Toyo International Holdings, Ltd.	1,043,000	199,391
#	Orchard Parade Holdings, Ltd.	956,022	575,563
# *	Osim International, Ltd.	1,965,600	347,251
	Ossia International, Ltd.	750,554	111,928
	Pan-United Corp., Ltd.	2,104,000	833,573
	Parkway Holdings, Ltd.	2,084,133	3,265,515
	PCI, Ltd.	734,000	193,799
	Penguin International, Ltd.	320,000	28,000
	Pertama Holdings, Ltd.	459,750	97,332
#	Petra Foods, Ltd.	881,000	544,043
	Popular Holdings, Ltd.	1,813,000	312,443
	PSC Corp., Ltd.	1,973,419	346,271
	QAF, Ltd.	881,000	208,274
*	Qian Hu Corp., Ltd.	674,600	59,105
	Raffles Education Corp., Ltd.	4,076,000	2,395,631
	Rotary Engineering, Ltd.	1,703,600	639,442
	San Teh, Ltd.	838,406	278,174
#	SBS Transit, Ltd.	983,000	1,447,427
#	SC Global Developments, Ltd.	935,850	528,453
	Seksun Corp., Ltd.	530,000	18,502
	Sim Lian Group, Ltd.	1,380,000	451,854
	Sing Holdings, Ltd.	36,666	6,798
	Sing Investments & Finance, Ltd.	198,450	189,908

21

	Singapore Food Industries, Ltd.	1,707,000	948,806
	Singapore Land, Ltd.	171,000	661,168
	Singapore Post, Ltd.	6,425,900	4,607,144
	Singapore Reinsurance Corp., Ltd	1,864,530	341,678
	Singapore Shipping Corp., Ltd.	1,765,000	384,575
	Singapura Finance, Ltd.	174,062	185,997
# *	Sinomem Technology, Ltd.	902,000	240,934
	Sinwa, Ltd.	259,000	43,580
	SMB United, Ltd.	2,010,000	275,915
	SMRT Corp., Ltd.	3,293,000	4,257,689
	SP Chemicals, Ltd.	1,219,500	489,181
*	SP Corp., Ltd.	454,000	22,427
	SSH Corp., Ltd.	1,307,000	183,314
#	Stamford Land Corp., Ltd.	3,009,000	991,984
	Straco Corp., Ltd.	130,000	10,321
#	Sunningdale Tech, Ltd.	1,332,000	107,229
	Sunright, Ltd.	378,000	50,942
	Superbowl Holdings, Ltd.	980,000	132,960
	Superior Multi-Packaging, Ltd.	490,500	38,941
	Tat Hong Holdings, Ltd.	1,194,000	1,047,118
# *	Thakral Corp., Ltd.	6,028,000	209,951
	Tiong Woon Corp. Holding, Ltd.	1,359,000	342,187
	Trek 2000 International, Ltd.	1,004,000	160,342
*	TT International, Ltd.	2,742,480	241,454
	Tuan Sing Holdings, Ltd.	3,362,000	460,453
	UMS Holdings, Ltd.	941,000	131,060
#	Unisteel Technology, Ltd.	1,521,875	2,071,252
	United Engineers, Ltd.	846,666	1,604,217
	United Envirotech, Ltd.	352,000	47,062
	United Overseas Insurance, Ltd.	188,250	419,261
	United Pulp & Paper Co., Ltd.	708,000	90,433
	UOB-Kay Hian Holdings, Ltd.	1,619,000	1,476,254
	UOL Group, Ltd.	120,000	242,613
	Venture Corp., Ltd.	95,000	667,240
	Vicom, Ltd.	120,000	150,077
#	WBL Corp., Ltd.	612,000	2,060,076
	Wheelock Properties, Ltd.	1,232,000	1,134,269
	Wing Tai Holdings, Ltd.	2,264,800	2,134,603
#	Xpress Holdings, Ltd.	3,079,000	161,505
	Yellow Pages (Singapore), Ltd.	299,000	97,706
	YHI International, Ltd.	1,174,000	173,202
	Yoma Strategic Holdings, Ltd.	132,000	13,572
# *	Yongnam Holdings, Ltd.	1,970,000	185,277
*	Zhongguo Jilong, Ltd.	249,876	7,799
TOTAL COMMON STOCKS			104,788,439

RIGHTS/WARRANTS — (0.0%)
*	Metro Holdings, Ltd. Rights 09/11/08	203,696	5,031
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	15,123
TOTAL RIGHTS/WARRANTS			20,154

TOTAL — SINGAPORE			104,808,593

22

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $990,000 FNMA 5.00%, 04/01/23, valued at $959,491) to be repurchased at $942,203	$942	942,000

SECURITIES LENDING COLLATERAL — (28.2%)
§ @	DFA Short Term Investment Fund LP	318,699	318,698,611

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $24,116,526 FNMA 5.500%, maturities ranging from 10/01/34 to 10/01/35, valued at $14,121,758) to be repurchased at $13,848,153	13,845	13,844,861

TOTAL SECURITIES LENDING COLLATERAL			332,543,472

TOTAL INVESTMENTS - (100.0%) (Cost $1,181,676,751) ##			$1,179,512,295

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (94.0%)
Consumer Discretionary — (16.4%)
	4imprint Group P.L.C.	96,735	$270,382
	Aegis Group P.L.C.	3,078,129	6,268,262
	Aga Rangemaster Group P.L.C.	296,443	1,067,497
	Airea P.L.C.	22,000	5,051
	Alexandra P.L.C.	124,343	121,514
	Alexon Group P.L.C.	183,490	198,677
	Arena Leisure P.L.C.	1,411,547	745,367
	Avesco Group P.L.C.	44,438	47,584
	Avon Rubber P.L.C.	126,434	195,922
	Barratt Developments P.L.C.	24,509	65,354
	Bellway P.L.C.	418,246	4,663,027
#	Blacks Leisure Group P.L.C.	181,058	336,216
	Bloomsbury Publishing P.L.C.	281,545	872,197
#	Bovis Homes Group P.L.C.	488,520	3,882,759
	BPP Holdings P.L.C.	222,896	1,828,676
	Caffyns P.L.C.	6,000	57,420
	Carpetright P.L.C.	172,049	2,124,069
	Centaur Media P.L.C.	617,725	809,330
	Chime Communications P.L.C.	211,086	423,188
# *	Chrysalis Group P.L.C.	210,567	370,082
	Churchill China P.L.C.	30,000	122,551
#	Clinton Cards P.L.C.	740,506	522,040
	Colefax Group P.L.C.	60,000	177,089
	Cosalt P.L.C.	82,921	390,776
	Creston P.L.C.	213,773	180,508
	Daily Mail & General Trust P.L.C. Series A	263,542	1,779,223
	Dawson Holdings P.L.C.	253,045	301,521
#	Debenhams P.L.C.	1,434,477	1,294,595
	Dignity P.L.C.	262,886	3,571,363
#	DSG International P.L.C.	5,482,843	4,926,697
	Dunelm Group P.L.C.	17,747	50,252
*	Entertainment Rights P.L.C.	2,258,940	378,668
	Euromoney Institutional Investor P.L.C.	360,841	2,418,542
	Findel P.L.C.	388,514	1,301,769
*	Forminster P.L.C.	43,333	2,962
#	French Connection Group P.L.C.	384,233	433,137
	Fuller Smith & Turner P.L.C.	132,742	1,051,521
	Future P.L.C.	1,363,027	665,130
	Galiform P.L.C.	2,349,090	1,429,843
	Game Group P.L.C.	1,483,227	7,278,988
# *	Games Workshop Group P.L.C.	104,823	466,447
	Gaskell P.L.C.	36,000	—
	Greene King P.L.C.	436,140	4,247,487

1

	Halfords Group P.L.C.	939,332	5,028,171
	Haynes Publishing Group P.L.C.	14,703	47,975
	Headlam Group P.L.C.	339,900	2,055,909
	Henry Boot P.L.C.	439,079	756,749
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,026,364
	Holidaybreak P.L.C.	211,067	1,637,119
#	Hornby P.L.C.	154,220	421,512
	HR Owen P.L.C.	71,542	132,523
	Huntsworth P.L.C.	818,058	927,613
*	Impellam Group P.L.C.	35,258	38,562
	Inchcape P.L.C.	798,903	3,750,508
#	J.D. Wetherspoon P.L.C.	552,111	2,650,649
	JD Sports Fashion P.L.C.	126,388	645,041
	JJB Sports P.L.C.	949,037	2,198,718
	John Menzies P.L.C.	244,534	1,574,558
#	Johnston Press P.L.C.	1,237,386	1,055,320
	Kesa Electricals P.L.C.	2,090,187	6,138,403
*	Lambert Howarth Group P.L.C.	43,203	—
	Laura Ashley Holdings P.L.C.	2,887,571	1,051,718
	Lookers P.L.C.	709,211	719,160
#	Luminar Group Holdings P.L.C.	268,448	1,167,192
	Mallett P.L.C.	46,337	68,449
#	Manganese Bronze Holdings P.L.C.	68,818	465,504
	Marchpole Holdings P.L.C.	81,635	21,413
*	Mice Group P.L.C.	844,000	—
	Millennium and Copthorne Hotels P.L.C.	588,951	3,313,727
	Moss Bros Group P.L.C.	234,511	119,747
	Mothercare P.L.C.	333,825	2,468,169
	N Brown Group P.L.C.	1,002,689	3,834,571
	Next Fifteen Communications P.L.C.	25,000	20,505
*	Nord Anglia Education P.L.C.	130,842	1,097,953
*	Pace P.L.C.	769,447	1,251,480
	Pendragon P.L.C.	2,285,154	397,060
#	Photo-Me International P.L.C.	1,340,534	354,750
	Pinewood Shepperton P.L.C.	187,350	658,631
*	Pittards P.L.C.	60,985	2,223
	Portmeirion Group P.L.C.	22,856	86,292
*	Pressac P.L.C.	78,129	1,068
	Rank Group P.L.C.	775,209	1,036,738
#	Redrow P.L.C.	644,914	2,009,418
	Restaurant Group P.L.C.	753,607	1,909,518
#	Rightmove P.L.C.	243,139	1,353,330
*	Shellshock, Ltd.	850	997
	Signet Group P.L.C.	6,369,431	7,272,044
*	SMG P.L.C.	965,594	164,056
	Smiths News P.L.C.	693,548	1,015,203
*	Southampton Leisure Holdings P.L.C.	19,615	9,617
*	Sportech P.L.C.	339,293	507,823
*	Sports Direct International P.L.C.	383,193	525,868
	St Ives Group P.L.C.	448,949	1,364,711
*	Stylo P.L.C.	64,096	28,625
	Taylor Nelson Sofres P.L.C.	1,742,993	8,690,914
	Ted Baker P.L.C.	161,948	1,047,703

2

	The Berkeley Group Holdings P.L.C.	244,968	3,780,505
	The Vitec Group P.L.C.	164,920	1,200,192
	Topps Tiles P.L.C.	783,092	844,296
# *	Torotrak P.L.C.	449,280	147,203
	Trinity Mirror P.L.C.	952,139	1,860,034
	United Business Media P.L.C.	772,750	8,351,910
	UTV Media P.L.C.	217,432	561,964
	Wagon P.L.C.	237,979	15,705
*	Wembley P.L.C.	68,694	12,522
*	Westcity P.L.C.	96,111	37,329
	WH Smith P.LC.	605,148	4,229,051
	William Hill P.L.C.	955,782	4,916,745
	Wilmington Group P.L.C.	356,207	1,306,750
#	Woolworths Group P.L.C.	5,587,422	737,736
Total Consumer Discretionary			162,467,496

Consumer Staples — (3.6%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,008,094
	Barr (A.G.) P.L.C.	66,137	1,412,694
	Britvic P.L.C.	584,315	2,494,029
	Cranswick P.L.C.	179,621	2,049,229
	Dairy Crest Group P.L.C.	535,101	4,558,482
	Devro P.L.C.	623,198	926,204
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	2,884,204
	Marston’s P.L.C.	1,227,042	4,374,895
	Mcbride P.L.C.	935,102	1,978,725
	Northern Foods P.L.C.	2,096,761	2,483,518
	Premier Foods P.L.C.	2,248,218	3,553,062
	PZ Cussons P.L.C.	1,481,891	4,701,181
	R.E.A. Holdings P.L.C.	49,233	422,850
	Robert Wiseman Dairies P.L.C.	290,033	1,622,422
	Thorntons P.L.C.	313,060	655,598
#	Uniq P.L.C.	463,373	754,947
Total Consumer Staples			35,880,134

Energy — (6.7%)
	Anglo Pacific Group P.L.C.	438,936	1,450,598
*	Dana Petroleum P.L.C.	335,727	9,191,259
*	Emerald Energy P.L.C.	220,639	1,697,700
*	Fortune Oil P.L.C.	5,933,254	1,134,498
*	Hardy Oil & Gas P.L.C.	46,779	405,752
	Hunting P.L.C.	477,489	7,746,669
# *	Imperial Energy Corp. P.L.C.	289,203	6,153,889
	James Fisher & Sons P.L.C.	195,269	2,082,002
	JKX Oil and Gas P.L.C.	592,186	4,669,746
	Melrose Resources P.L.C.	388,991	2,895,798
*	Premier Oil P.L.C.	329,638	7,540,514
*	Salamander Energy P.L.C.	282,050	1,386,383
# *	Soco International P.L.C.	289,649	7,937,911
*	UK Coal P.L.C.	590,118	4,639,282
	Venture Production P.L.C.	455,259	6,834,434
*	Wellstream Holdings P.L.C.	11,266	256,011
Total Energy			66,022,446

3

Financials — (14.3%)
	A & J Mucklow Group P.L.C.	128,526	552,575
#	Aberdeen Asset Management P.L.C.	2,665,487	6,962,923
	Amlin P.L.C.	1,816,412	9,581,306
	Arbuthnot Banking Group P.L.C.	67,329	401,724
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	2,101,679
#	Benfield Group, Ltd. P.L.C.	581,201	3,632,877
#	BlueBay Asset Management P.L.C.	154,645	697,078
	Brewin Dolphin Holdings P.L.C.	895,086	1,823,606
	Brit Insurance Holdings P.L.C.	1,326,374	4,670,453
	Capital & Regional P.L.C.	279,419	939,642
	Catlin Group, Ltd.	1,005,529	5,977,163
	Charles Stanley Group P.L.C.	127,317	494,411
	Chesnara P.L.C.	146,915	364,237
	Close Brothers Group P.L.C.	495,555	5,678,553
*	CLS Holdings P.L.C.	262,590	1,747,835
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	427,861	768,863
	Daejan Holdings P.L.C.	43,621	2,096,740
	Development Securities P.L.C.	206,851	1,358,908
	DTZ Holdings P.L.C.	220,478	399,973
	Evolution Group P.L.C.	1,183,212	2,096,557
#	F&C Asset Management P.L.C.	1,643,383	2,903,786
#	Grainger P.L.C.	436,048	1,700,643
	Great Portland Estates P.L.C.	430,344	2,866,462
*	Hampton Trust P.L.C.	232,050	—
*	Hansard Global P.L.C.	163	480
	Hardy Underwriting Group P.L.C.	158,285	645,050
	Helical Bar P.L.C.	420,463	2,450,397
#	Henderson Group P.L.C.	3,020,595	7,133,022
	Highway Insurance Holdings P.L.C.	1,272,516	1,703,839
	Hiscox, Ltd.	1,579,968	7,118,914
	IG Group Holdings P.L.C.	1,189,807	7,485,363
*	Industrial & Commercial Holdings P.L.C.	5,000	137
	Intermediate Capital Group P.L.C.	335,898	8,439,430
	International Personal Finance P.L.C.	908,963	5,127,090
*	IP Group P.L.C.	122,602	245,642
	Jardine Lloyd Thompson Group P.L.C.	803,953	6,614,275
	Liontrust Asset Management P.L.C.	129,935	601,549
*	London Scottish Bank P.L.C.	392,753	48,587
# *	LSL Property Services P.L.C.	131,485	167,024
*	Minerva P.L.C.	601,226	1,365,878
*	MWB Group Holdings P.L.C.	379,622	695,456
*	New Star Asset Management Group P.L.C.	13,912	26,559
	Novae Group P.L.C.	241,427	1,312,746
	Paragon Group of Companies P.L.C.	15,320	28,999
	Park Group P.L.C.	166,600	40,538
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	152
	Provident Financial P.L.C.	461,464	7,618,324
	Quintain Estates & Development P.L.C.	296,826	1,022,362
	Rathbone Brothers P.L.C.	163,714	2,695,095
	Rensburg Sheppards P.L.C.	174,975	1,538,408
	S&U P.L.C.	21,140	142,280

4

	Savills P.L.C.	462,351	2,412,207
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
*	Shellproof, Ltd.	1,156	1,264
	Shore Capital Group P.L.C.	1,227,370	835,396
	St. Jame’s Place P.L.C.	664,647	2,693,750
	ST Modwen Properties P.L.C.	496,506	2,735,286
*	Terence Chapman Group P.L.C.	62,500	361
	Town Centre Securities P.L.C.	83,518	302,380
	Tullett Prebon P.L.C.	757,461	6,081,942
	Unite Group P.L.C.	457,428	1,910,499
	Warner Estate Holdings P.L.C.	152,919	292,378
Total Financials			141,358,332

Health Care — (2.9%)
*	Acambis P.L.C.	491,850	1,682,938
*	Alizyme P.L.C.	660,805	78,279
*	Antisoma P.L.C.	2,082,855	991,539
*	Ark Therapeutics Group P.L.C.	656,732	790,931
	Assura Group, Ltd.	24,511	36,661
# *	Axis-Shield P.L.C.	230,972	1,358,212
# *	Biocompatibles International P.L.C.	147,081	444,966
	Bioquell P.L.C.	90,893	272,875
*	BTG P.L.C.	599,767	2,579,622
	Care UK P.L.C.	205,547	1,306,398
*	Clinical Computing P.L.C.	46,666	1,914
	Consort Medical P.L.C.	119,619	1,196,102
	Corin Group P.L.C.	151,637	388,183
	Dechra Pharmaceuticals P.L.C.	206,999	1,561,552
	Genetix Group P.L.C.	151,246	147,499
*	Genus P.L.C.	161,581	2,349,503
*	Global Health Partner P.L.C.	800	1,780
	Goldshield Group P.L.C.	123,034	579,796
#	Hikma Pharmaceuticals P.L.C.	442,816	3,367,728
	Nestor Healthcare Group P.L.C.	443,850	262,235
*	Oxford Biomedica P.L.C.	2,123,042	425,319
*	Phytopharm P.L.C.	104,349	38,413
*	Prostrakan Group P.L.C.	38,359	73,280
*	Protherics P.L.C.	1,046,492	913,912
*	Provalis P.L.C.	796,584	4,356
# *	Skyepharma P.L.C.	2,745,363	200,743
	Southern Cross Healthcare, Ltd.	195,059	539,115
	SSL International P.L.C.	766,671	6,603,609
*	Vectura Group P.L.C.	953,207	932,566
*	Vernalis P.L.C.	1,131,506	92,463
*	William Ransom & Son P.L.C.	30,000	4,101
Total Health Care			29,226,590

Industrials — (33.8%)
*	AEA Technology P.L.C.	539,970	431,112
	Aggreko P.L.C.	573,239	7,510,898
	Air Partner P.L.C.	38,153	620,200
*	Airflow Streamline P.L.C.	20,500	21,861
	Alumasc Group P.L.C.	131,547	371,207
	Arriva P.L.C.	686,690	9,906,131

5

	Ashtead Group P.L.C.	2,033,828	2,807,944
	Atkins WS P.L.C.	437,924	7,396,702
*	Autologic Holdings P.L.C.	96,590	64,214
# *	Avis Europe P.L.C.	3,154,308	629,881
	Babcock International Group P.L.C.	877,825	9,580,479
*	BB Holdings, Ltd.	8,709	42,120
	BBA Aviation P.L.C.	1,238,820	2,994,669
	Bodycote P.L.C.	1,283,539	5,425,364
	Braemar Shipping Services P.L.C.	81,108	700,411
	Brammer P.L.C.	190,602	890,883
	BSS Group P.L.C.	503,242	2,894,911
	Business Post Group P.L.C.	204,928	1,150,527
*	C.H. Bailey P.L.C.	20,950	25,777
	Camellia P.L.C.	2,437	343,875
	Carillion P.L.C.	1,537,838	9,190,110
	Carr’s Milling Industries P.L.C.	35,330	429,323
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	167,445	816,363
	Charles Taylor Consulting P.L.C.	143,225	633,659
	Charter P.L.C.	626,781	10,829,883
	Chemring Group P.L.C.	132,581	5,621,238
	Chloride Group P.L.C.	1,054,622	4,800,408
	Clarkson P.L.C.	70,194	1,314,775
	Communisis P.L.C.	577,296	654,871
	Connaught P.L.C.	254,328	1,848,847
	Cookson Group P.L.C.	836,687	9,876,513
	Costain Group P.L.C.	1,306,155	617,677
*	Danka Business Systems P.L.C.	1,029,605	21,237
	Davis Service Group P.L.C.	689,742	4,274,442
	De La Rue P.L.C.	621,139	9,938,602
	Dewhurst P.L.C.	9,000	32,155
	Domino Printing Sciences P.L.C.	469,545	2,519,180
# *	easyJet P.L.C.	709,379	4,234,032
	Eleco P.L.C.	80,000	112,843
*	Eliza Tinsley Group P.L.C.	19,844	3,256
	Enodis P.L.C.	1,614,673	9,446,930
	Fenner P.L.C.	691,344	2,863,979
	Forth Ports P.L.C.	184,302	5,778,321
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,475,611	1,737,444
*	Garton Engineering P.L.C.	10,248	—
	Go-Ahead Group P.L.C.	175,345	6,206,045
	Hampson Industries P.L.C.	437,630	1,406,944
	Harvey Nash Group P.L.C.	261,144	175,362
	Havelock Europa P.L.C.	141,758	156,233
	Hays P.L.C.	4,768,794	8,273,325
#	Helphire P.L.C.	570,202	885,303
*	Heywood Williams Group P.L.C.	323,020	50,882
	Hogg Robinson Group P.L.C.	83,110	76,266
	Homeserve P.L.C.	234,574	6,152,823
	Hyder Consulting P.L.C.	173,144	1,151,035
	IMI P.L.C.	1,019,582	9,263,120
	Interserve P.L.C.	512,988	3,920,015
	Intertek Group P.L.C.	605,784	10,828,479
	ITE Group P.L.C.	1,377,768	4,167,679

6

	J. Smart & Co. (Contractors) P.L.C.	22,500	206,991
	Keller Group P.L.C.	285,825	4,106,922
	Kier Group P.L.C.	145,769	3,060,969
	Latchways P.L.C.	42,476	618,574
	Lavendon Group P.L.C.	180,585	900,111
	Lincat Group P.L.C.	14,452	150,064
	Low & Bonar P.L.C.	785,535	1,470,963
	Management Consulting Group P.L.C.	1,055,808	645,042
	Meggitt P.L.C.	871,784	3,644,786
*	Melrose P.L.C.	843,604	2,482,311
	Metalrax Group P.L.C.	508,719	146,287
	Michael Page International P.L.C.	1,271,159	8,469,243
	Mitie Group P.L.C.	1,243,034	5,058,691
	MJ Gleeson Group P.L.C.	195,875	572,109
	Molins P.L.C.	82,233	109,599
	Morgan Crucible Co. P.L.C.	1,192,285	4,983,133
	Morgan Sindall P.L.C.	175,758	1,893,019
	Mouchel Group P.L.C.	469,006	3,396,436
	MS International P.L.C.	50,000	191,231
	National Express Group P.L.C.	420,056	7,933,826
	Northgate P.L.C.	293,546	1,841,066
	OPD Group P.L.C.	102,094	245,145
	PayPoint P.L.C.	90,274	1,046,246
*	PV Crystalox Solar P.L.C.	33,334	107,513
	Qinetiq P.L.C.	1,799,700	7,356,828
	Regus Group P.L.C.	3,802,559	5,149,227
*	Renold P.L.C.	270,995	355,486
	Rentokil Initial P.L.C.	125,249	165,596
	Ricardo P.L.C.	222,000	1,166,149
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	394,333	932,133
	ROK P.L.C.	744,151	1,192,271
	RPS Group P.L.C.	811,331	4,424,910
*	Scott Wilson Group P.L.C.	22,060	75,484
	Senior P.L.C.	1,671,692	3,360,038
	Severfield-Rowen P.L.C.	362,090	1,602,212
	Shanks Group P.L.C.	1,014,008	4,049,414
	SIG P.L.C.	479,728	4,727,664
	Speedy Hire P.L.C.	183,252	1,558,796
	Spirax-Sarco Engineering P.L.C.	313,271	6,315,711
	Spring Group P.L.C.	596,238	423,364
	Sthree P.L.C.	277,315	1,008,693
	T. Clarke P.L.C.	148,717	442,879
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	697,981
	TDG P.L.C.	326,296	1,466,379
	The Weir Group P.L.C.	157,329	2,638,520
	Tomkins P.L.C.	2,683,318	7,248,624
*	Trafficmaster P.L.C.	553,279	284,703
	Travis Perkins P.L.C.	422,110	5,140,542
	Tribal Group P.L.C.	125,000	318,984
	Trifast P.L.C.	359,985	313,469
	Ultra Electronics Holdings P.L.C.	274,839	6,906,635
	Umeco P.L.C.	202,063	1,745,912
# *	Volex Group P.L.C.	241,088	263,001

7

	Vp P.L.C.	172,286	783,209
	VT Group P.L.C.	696,523	7,818,878
	Waterman Group P.L.C.	108,139	223,727
	White Young Green P.L.C.	183,454	808,775
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	14,015
	Wincanton P.L.C.	493,583	2,321,390
	WSP Group P.L.C.	270,216	2,548,171
	XP Power, Ltd.	73,546	324,382
	Young and Co.’s Brewery P.L.C. NV	40,000	338,725
#	Young and Co.’s Brewery P.L.C. Series A	20,936	199,964
Total Industrials			334,111,883

Information Technology — (11.1%)
	Abacus Group P.L.C.	285,469	112,090
	Acal P.L.C.	104,729	278,719
*	Alterian P.L.C.	179,139	401,543
	Anite P.L.C.	1,350,606	959,166
*	ARC International P.L.C.	623,793	208,677
#	ARM Holdings P.L.C.	4,706,465	9,506,695
	Aveva Group P.L.C.	283,341	7,560,373
	Axon Group P.L.C.	251,554	2,789,245
*	CML Microsystems P.L.C.	18,361	28,141
	Computacenter P.L.C.	435,997	995,411
*	CSR P.L.C.	352,374	2,105,971
	Detica Group P.L.C.	485,719	3,900,763
	Dialight P.L.C.	111,362	347,329
	Dicom Group P.L.C.	326,817	1,212,478
	Dimension Data Holdings P.L.C.	5,551,524	5,335,672
	Diploma P.L.C.	473,240	1,384,969
	E2V Technologies P.L.C.	254,720	1,240,458
	Electrocomponents P.L.C.	1,621,700	5,096,358
	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,291,617
	Filtronic P.L.C.	338,741	533,198
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	257,616
# *	Gresham Computing P.L.C.	204,631	244,466
	Halma P.L.C.	1,529,292	5,606,303
*	Imagination Technologies Group P.L.C.	908,378	1,178,286
	Innovation Group P.L.C.	2,537,718	740,479
*	Intec Telecom Systems P.L.C.	1,201,847	942,060
	Intelek P.L.C.	49,880	14,903
	Kewill P.L.C.	368,863	578,123
	Laird P.L.C.	717,459	4,956,559
	Macro 4 P.L.C.	68,736	155,990
	Micro Focus International P.L.C.	465,120	2,590,459
	Microgen P.L.C.	404,360	373,504
	Misys P.L.C.	2,039,600	6,212,842
	Morse P.L.C.	367,208	260,346
*	nCipher P.L.C.	110,961	581,873
	Netstore P.L.C.	143,737	83,097
	Oxford Instruments P.L.C.	199,440	809,434
*	Parity Group P.L.C.	7,621	3,747
	Phoenix IT Group, Ltd.	203,054	883,038

8

	Premier Farnell P.L.C.	1,419,676	5,043,976
	Psion P.L.C.	513,902	863,418
	Raymarine P.L.C.	289,080	653,073
	Renishaw P.L.C.	234,857	3,580,132
	RM P.L.C.	373,969	1,160,609
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,235,742
*	SCi Entertainment Group P.L.C.	541,315	322,853
*	Scipher P.L.C.	34,563	709
*	SDL P.L.C.	343,291	2,278,293
	Spectris P.L.C.	499,879	7,547,568
	Spirent Communications P.L.C.	3,268,201	4,735,080
	TT electronics P.L.C.	612,337	1,137,341
	Vislink P.L.C.	588,460	278,990
*	Wolfson Microelectronics P.L.C.	508,066	1,093,540
	Xaar P.L.C.	220,887	450,563
*	Xchanging P.L.C.	172,944	799,448
Total Information Technology			109,943,333

Materials — (3.7%)
*	Amberley Group P.L.C.	125,000	13,102
*	API Group P.L.C.	103,483	24,491
*	Aricom P.L.C.	2,980,164	2,514,013
	British Polythene Industries P.L.C.	102,332	429,508
	Carclo P.L.C.	214,230	337,766
*	Coral Products P.L.C.	50,000	4,101
	Croda International P.L.C.	498,679	6,280,049
	Delta P.L.C.	608,372	1,276,939
	DS Smith P.L.C.	1,637,788	3,823,138
	Dyson Group P.L.C.	127,757	237,209
	Elementis P.L.C.	1,911,621	2,930,544
	Ennstone P.L.C.	1,940,949	538,803
	Filtrona P.L.C.	724,553	2,379,407
*	Gem Diamonds, Ltd.	3,895	61,947
	Hill & Smith Holdings P.L.C.	283,025	1,728,728
	Hochschild Mining P.L.C.	194,546	891,211
*	Inveresk P.L.C.	125,000	16,611
	Macfarlane Group P.L.C.	378,287	185,712
	Marshalls P.L.C.	670,307	2,034,106
	Mondi P.L.C.	545,503	3,238,574
	Porvair P.L.C.	158,128	309,801
	RPC Group P.L.C.	415,931	1,156,159
	Victrex P.L.C.	331,151	4,909,395
	Yule Catto & Co. P.L.C.	543,055	1,446,058
	Zotefoams P.L.C.	96,852	190,863
Total Materials			36,958,235

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	1,248,382	2,932,247
	Kcom Group P.L.C.	2,576,599	1,833,814
	Telecom Plus P.L.C.	296,417	1,807,273
*	THUS Group P.L.C.	631,234	2,056,441
*	Vanco P.L.C.	232,704	272,539
Total Telecommunication Services			8,902,314

9

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	211,548
	Hydro International P.L.C.	27,669	78,196
	Northumbrian Water Group P.L.C.	927,166	5,201,548
	Total Utilities		5,491,292

	TOTAL COMMON STOCKS		930,362,055

	RIGHTS/WARRANTS — (0.0%)
*	Helphire P.L.C. Rights 09/05/08	167,706	—
*	Salamander Energy P.L.C. Rights 08/08/08	31,862	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		—

		Face
		Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,500,000 FHLMS 5.875%, 05/15/16, valued at $873,096) to be repurchased at $860,185	$860	860,000

	SECURITIES LENDING COLLATERAL — (5.9%)
§ @	DFA Short Term Investment Fund LP	47,995	47,995,348

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $11,344,075 FHLMC, rates ranging from 5.953%(r) to 6.000%, maturities ranging from 08/01/37 to 10/01/37 & FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/36 to 07/01/38, valued at $10,376,178) to be repurchased at $10,175,143	10,173	10,172,724

	TOTAL SECURITIES LENDING COLLATERAL		58,168,072

	TOTAL INVESTMENTS - (100.0%) (Cost $980,336,265) ##		$989,390,127

10

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.4%)
COMMON STOCKS — (2.4%)
#	Agrana Beteiligungs AG	17,295	$1,356,637
	Andritz AG	120,225	7,372,948
	Austria Email AG	715	5,212
# *	Austrian Airlines AG	133,921	1,174,420
	BKS Bank AG	520	85,441
# *	BWIN Interactive Entertainment AG	81,529	2,260,560
	BWT AG	28,425	847,531
*	CA Immobilien Anlagen AG	134,542	1,941,384
*	Christ Water Techology AG	24,819	197,144
	Constantia Packaging AG	35,486	2,449,287
*	Conwert Immobilien Invest AG	48,984	716,940
#	Flughafen Wien AG	41,141	3,336,965
	Frauenthal Holding AG	12,084	269,175
*	Intercell AG	107,859	4,720,072
*	Josef Manner & Co. AG	870	61,889
	Lenzing AG	5,108	2,345,531
	Mayr-Melnhof Karton AG	34,669	2,730,616
	Oberbank AG	36,807	2,535,473
	Oesterreichische Post AG	96,174	3,800,506
#	Palfinger AG	47,348	1,055,854
*	RHI AG	96,015	4,349,318
	Rosenbauer International AG	11,816	551,821
*	S&T System Integration & Technology Distribution AG	6,404	304,982
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,754,483
# *	Sparkassen Immobilien AG	58,185	468,046
	UBM Realitaetenentwicklung AG	1,440	103,304
#	Uniqa Versicherungen AG	180,069	5,208,816
	Wolford AG	11,165	333,854
	Zumtobel AG	57,072	919,997
TOTAL COMMON STOCKS			54,258,206

RIGHTS/WARRANTS — (0.0%)
*	Austrian Airlines AG Rights 09/08/08	133,921	—

TOTAL — AUSTRIA			54,258,206

BELGIUM — (3.6%)
COMMON STOCKS — (3.6%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,355,097
*	Agfa Gevaert NV	284,547	2,266,021

1

	Banque Nationale de Belgique	980	4,310,236
#	Barco NV	54,729	2,555,623
	Bekaert SA	58,440	10,190,943
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	241,256
*	Compagnie du Bois Sauvage SA	87	24
#	Compagnie d’Entreprises CFE	41,600	4,365,791
	Compagnie Immobiliere de Belgique SA	10,849	634,745
#	Compagnie Maritime Belge SA	63,197	3,362,431
#	Deceuninck NV	63,700	688,277
*	Devgen	219	3,461
	D’Ieteren NV SA	13,235	3,329,876
	Duvel Moorgat SA	9,169	555,656
	Econocom Group SA	67,440	829,148
#	Elia System Operator SA NV	115,749	4,463,341
	Euronav SA	89,385	3,781,299
	EVS Broadcast Equipment SA	5,500	475,305
#	Exmar NV	78,816	2,076,117
	Floridienne SA	2,033	350,018
	Henex	7,487	481,916
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	479,236
# *	Innogenetics NV	75,886	716,273
*	Integrated Production & Test Engineering NV	9,275	64,218
# *	International Brachtherapy SA	35,773	164,966
	Ion Beam Application	69,021	1,559,257
	Jensen-Group NV	12,030	145,188
	Kinepolis	16,788	592,733
	Lotus Bakeries SA	1,401	554,271
#	Melexis NV	88,696	1,357,837
	Omega Pharma SA	85,933	4,349,321
# *	Option NV	114,120	564,432
	Picanol	16,620	226,493
# *	Real Software NV	606,720	222,391
#	Recticel SA	52,387	641,829
*	Resilux	4,095	239,755
	Rosier SA	655	374,404
	Roularta Media Group NV	17,839	639,083
	Sapec SA	3,635	650,304
*	SAPEC SA	75	344
	Sioen Industries NV	52,140	558,464
	Sipef NV	2,481	1,455,990
*	Spector Photo Group SA	81,828	119,815
*	Systemat-Datarelay SA	26,232	199,137
*	Telenet Group Holding NV	153,336	3,492,536
	Ter Beke NV	2,281	168,779
	Tessenderlo Chemie NV	92,963	5,140,378
	Unibra SA	1,600	352,218
	Van De Velde NV	28,456	1,123,195
	VPK Packaging Group SA	13,446	490,616
*	Zenitel VVPR	28,851	51,214
TOTAL COMMON STOCKS			80,011,258

2

RIGHTS/WARRANTS — (0.0%)
*	Real Software NV STRIP VVPR	606,720	8,901
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			9,028

TOTAL — BELGIUM			80,020,286

DENMARK — (2.3%)
COMMON STOCKS — (2.3%)
	Aarhus Lokalbank A.S.	8,030	163,723
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	423,516
#	Aktieselskabet Roskilde Bank A.S.	32,685	6,433
	Aktieselskabet Skjern Bank A.S.	3,276	212,454
#	Alk-Abello A.S.	14,295	1,770,717
*	Alm. Brand A.S.	28,360	885,279
#	Amagerbanken A.S.	33,345	758,926
	Ambu A.S.	22,100	350,961
	Arkil Holdings A.S. Series B	780	148,117
	Auriga Industries A.S. Series B	47,407	1,783,441
#	Bang & Olufsen Holding A.S. Series B	31,337	1,426,886
# *	Bavarian Nordic A.S.	17,626	727,731
#	BoConcept Holding A.S.	5,650	304,931
	Bonusbanken A.S.	69,455	166,987
*	Brodrene Hartmann A.S. Series B	11,730	214,504
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	205,624
*	Capinordic A.S.	216,300	479,473
	D/S Norden A.S.	9,056	855,640
#	Dalhoff, Larson & Horneman A.S. Series B	32,000	339,858
*	Danionics A.S. Series A	32,000	41,126
	Dantherm Holding A.S.	13,100	272,541
	DFDS A.S.	11,910	1,262,115
	DiBa Bank A.S.	11,660	332,946
	Djursland Bank A.S.	8,970	555,345
	East Asiatic Co., Ltd. A.S.	54,237	3,280,714
	F.E. Bording A.S.	600	89,972
#	Fionia Bank A.S.	65,160	1,029,714
	Fluegger A.S. Series B	4,198	346,754
#	Forstaedernes Bank A.S.	65,613	972,615
# *	GN Great Nordic A.S.	90,407	505,032
*	GPV Industi A.S.	2,200	57,570
*	Greentech Energy Systems A.S.	23,655	313,652
	Gronlandsbanken	768	76,303
#	H&H International A.S. Series B	1,920	311,233
	Harboes Bryggeri A.S.	10,250	241,612
	Hojgaard Holding A.S. Series B	2,750	86,364
#	IC Companys A.S.	33,305	955,783
*	Incentive A.S.	3,575	13,010
	Lan & Spar Bank A.S.	5,150	408,173
*	Lastas A.S. Series B	11,200	220,785
	Lollands Bank A.S.	750	43,949
# *	Maconomy Corp. A.S.	63,000	128,622
	Mols-Linien A.S.	28,500	650,074

3

# *	NeuroSearch A.S.	43,254	2,290,640
	NKT Holding A.S.	44,180	2,506,862
	Nordjyske Bank A.S.	17,600	429,442
	Norresundby Bank A.S.	7,350	364,762
	Ostjydsk Bank A.S.	2,554	332,391
# *	Parken Sport & Entertainment A.S.	8,474	2,111,174
	Per Aarsleff A.S. Series B	6,145	742,483
*	Pharmexa A.S.	142,740	73,256
#	Ringkjoebing Landbobank Aktieselskab	15,330	1,860,984
	Roblon A.S. Series B	540	107,194
#	Royal Unibrew A.S.	12,815	1,106,732
# *	RTX Telecom A.S.	14,000	73,947
	Salling Bank A.S.	910	134,172
#	Sanistal A.S. Series B	4,436	322,512
#	Satair A.S.	8,525	353,687
#	Schouw & Co.	73,068	2,433,331
	SimCorp A.S.	16,940	2,492,129
#	Sjaelso Gruppen A.S.	68,030	1,125,467
	SKAKO Industries A.S.	5,130	118,200
*	Skandinavian Brake Systems A.S.	1,925	60,330
*	Solar Holdings A.S. Series B	1,237	92,546
*	Sondagsavisen A.S.	36,665	223,554
	Spar Nord Bank A.S.	118,769	1,763,270
	Sparbank	10,930	487,018
	Sparekassen Faaborg A.S.	2,027	573,994
	Sydbank A.S.	26,711	870,326
	Thrane & Thrane A.S.	9,883	583,689
	Tivoli A.S.	997	712,878
*	TK Development A.S.	91,681	1,052,662
# *	TopoTarget A.S.	151,600	345,618
	Vestfyns Bank A.S.	680	111,791
	Vestjysk Bank A.S.	29,755	1,156,630
TOTAL — DENMARK			50,434,876

FINLAND — (5.4%)
COMMON STOCKS — (5.4%)
*	Ahlstrom Oyj	3,026	64,353
	Alandsbanken AB Series B	18,190	658,929
# *	Aldata Solutions Oyj	194,535	310,477
#	Alma Media	286,800	3,784,237
	Amanda Capital Oyj	67,120	294,030
#	Amer Sports Oyj Series A	316,440	4,261,112
#	Aspo Oyj	70,175	583,928
	BasWare Oyj	34,550	385,768
*	Biotie Therapies Corp.	265,590	218,240
	Cargotec Oyj Series B	113,014	3,464,654
#	Componenta Oyj	34,400	581,385
#	Comptel P.L.C.	334,565	685,099
#	Cramo Oyj	107,300	1,295,888
#	Efore Oyj	129,540	179,380
# *	Elcoteq SE	66,810	427,691

4

#	Elektrobit Corp.	401,120	505,614
	Elisa Oyj	310,427	6,621,981
#	Etteplan Oyj	62,600	431,557
#	Finnair Oyj	191,942	1,513,194
#	Finnlines Oyj	110,260	2,167,936
	Fiskars Oyj Abp Series A	187,088	2,792,015
#	F-Secure Oyj	447,078	1,692,446
*	GeoSentric Oyj	225,900	16,570
	Glaston Oyj Abp	131,940	487,118
	HKScan Oyj Series A	74,560	703,115
	Huhtamaki Oyj	348,750	3,511,659
	Ilkka-Yhtyma Oyj	35,460	556,675
#	Ixonos P.L.C.	26,100	163,922
	KCI Konecranes Oyj	251,100	8,287,776
#	Kemira Oyj	256,300	3,203,373
	Laennen Tehtaat Oyj	18,920	442,673
#	Lassila & Tikanoja Oyj	121,476	2,750,685
	Lemminkainen Oyj	52,700	1,734,353
	Martela Oyj	1,060	12,700
#	M-Real Oyj Series B	775,393	1,405,621
	Neomarkka Oyj	16,652	240,959
#	Nokian Renkaat Oyj	377,280	13,435,946
	Nordic Aluminium Oyj	10,440	311,938
	Okmetic Oyj	54,904	233,502
#	Olvi Oyj Series A	32,290	1,018,452
	Oriola-KD Oyj Class A	26,000	91,518
	Oriola-KD Oyj Class B	31,639	111,201
	Orion Oyj Series A	89,752	1,689,734
	Orion Oyj Series B	261,298	4,918,231
*	Outotec Oyj	37,093	1,685,047
	PKC Group Oyj	48,390	574,216
	Pohjola Bank P.L.C.	254,211	4,102,669
#	Ponsse Oyj	82,280	1,275,824
	Poyry Oyj	186,140	4,516,985
	Raisio P.L.C.	476,433	1,208,900
#	Ramirent Oyj	308,660	2,145,631
	Rapala VMC Oyj	116,640	772,608
	Raute Oyj Series A	10,390	213,289
	Rocla Oyj	12,300	160,453
# *	Ruukki Group Oyj	171,468	475,998
	Scanfil Oyj	123,479	439,273
	Sponda Oyj	159,511	1,269,567
	Stockmann Oyj Abp Series A	45,225	1,333,368
#	Stockmann Oyj Abp Series B	102,904	2,900,916
*	Suominen Oyj	17,955	42,962
	SYSOPENDIGIA P.L.C.	55,020	254,842
	Talentum Oyj	133,500	559,057
#	Tecnomen Oyj	196,570	305,095
#	Teleste Oyi	53,559	352,567
	TietoEnator Oyj	285,929	5,613,970
#	Tiimari P.L.C.	18,880	97,084
	Trainers’ House P.L.C.	107,200	138,352

5

#	Tulikivi Oyj	79,440	156,929
	Turkistuottajat Oyj	8,490	110,110
#	Uponor Oyj Series A	212,400	2,920,482
#	Vacon Oyj	44,337	1,839,661
#	Vaisala Oyj Series A	40,300	1,642,388
	Viking Line AB	10,710	581,645
	YIT Oyj	368,321	5,729,253
TOTAL — FINLAND			121,666,776

FRANCE — (12.1%)
COMMON STOCKS — (12.1%)
	Akka Technologies SA	5,500	109,396
	Ales Groupe SA	33,613	810,911
*	Alten	62,436	2,421,402
# *	Altran Technologies SA	354,071	3,092,975
	April Group SA	72,959	4,013,875
# *	Archos	22,331	221,829
	Arkema	205,315	9,903,537
# *	Aryzta AG	51,336	2,671,346
#	Assystem	54,087	848,113
	Atos Origin SA	75,279	4,045,714
	Aubay	28,405	199,565
#	Audika SA	22,509	998,670
# *	Avanquest Software	19,360	108,599
*	Axorys SA	11,700	12,358
*	Baccarat SA	1,090	332,379
	Banque Tarneaud SA	1,430	255,715
#	Beneteau SA	182,095	3,089,366
*	Bigben Interactive	7,762	85,512
	bioMerieux	14,590	1,587,152
	Boiron SA	25,907	739,924
	Boizel Chanoine Champagne SA	6,304	645,295
	Bonduelle SCA	13,165	1,251,477
	Bongrain SA	15,098	1,216,574
#	Bourbon SA	151,879	8,653,042
*	Bull SA	298,028	1,075,182
	Burelle SA	4,030	605,966
	Cafom SA	5,092	86,877
#	Canal Plus SA	280,788	2,892,633
	Carbone Lorraine SA	56,469	3,214,963
#	CBo Territoria	28,320	109,538
#	Cegedim SA	11,509	1,004,065
	Cegid Group	22,866	560,726
*	Cesar SA	14,219	32,124
#	Clarins SA	44,302	3,600,676
# *	Club Mediterranee SA	46,578	2,100,967
	Compagnie Industrielle et Financiere D’Entreprises	300	116,190
	Compagnie International Andre Trigano SA	983	89,305
	CS Communication & Systemes	7,938	196,282
	Damartex SA	21,869	480,467
	Delachaux SA	28,440	2,855,313

6

#	Derichebourg	627,328	4,428,147
*	Dollfus Mieg & Cie SA	54,239	92,303
	EDF Energies Nouvelles SA	5,346	351,323
	Electricite de Strasbourg	23,384	4,175,519
	Esso Ste Anonyme Francaise	9,211	1,848,867
	Establissements Maurel et Prom	304,876	6,302,003
	Etam Developpement SA	23,815	649,245
#	Euler Hermes SA	22,466	1,797,976
*	Euro Disney SCA (4320878)	89	16
# *	Euro Disney SCA (B29QD14)	49,814	593,418
	Exel Industries SA	11,164	615,570
	Explosifs et de Produits Chimiques	524	261,058
*	Faurecia SA	60,033	2,279,052
#	Fimalac SA	30,857	2,410,722
	Finuchem SA	18,510	238,833
	Fleury Michon SA	4,694	202,128
	Francois Freres (Tonnellerie) SA	3,839	179,752
	Gascogne SA	7,112	594,172
	Gaumont SA	14,607	1,249,779
# *	GECI International	63,334	283,155
*	GECI International I07 Shares	10,786	2,057
	Gevelot SA	3,584	257,496
	GFI Informatique SA	126,539	790,912
	Gifi	7,579	466,421
	Ginger (Groupe Ingenierie Europe)	10,523	222,814
#	GL Events	38,586	1,018,204
	GPe Pizzorno	5,200	143,876
	Grands Moulins de Strasbourg	110	81,028
*	Groupe Ares	21,994	36,461
	Groupe Crit	24,673	647,079
#	Groupe Flo SA	22,019	169,027
*	Groupe Go Sport SA	2,740	128,581
	Groupe Guillin SA	1,200	101,318
#	Groupe Open	27,590	398,247
#	Groupe Steria SCA	67,611	1,816,557
#	Guerbet SA	5,997	1,080,295
	Guyenne et Gascogne SA	26,000	3,101,493
#	Haulotte Group SA	57,491	817,942
#	Havas SA	1,200,777	4,654,870
	Idsud	2,227	142,062
	IMS International Metal Service SA	55,060	1,241,392
# *	Infogrames Entertainment SA	22,492	443,481
	Ingenico SA	104,551	3,055,029
	Ipsen SA	15,549	842,255
	Ipsos SA	86,106	2,894,991
	Lafuma SA	6,384	247,144
#	Laurent-Perrier	12,172	1,694,261
# *	Lectra	85,992	378,884
	Lisi SA	16,534	1,333,159
# *	LVL Medical Groupe SA	24,346	380,662
	M6 Metropole Television	152,539	3,396,681
#	Maisons Franc	12,826	396,774

7

#	Manitou BF SA	48,280	1,301,879
#	Manutan International SA	13,920	897,280
	MGI Coutier SA	2,753	74,664
*	MoneyLine SA	11	—
	Montupet SA	32,450	320,851
	Mr. Bricolage SA	23,846	477,549
#	Naturex	6,954	289,714
	Neopost SA	59,263	6,178,501
	Nexans SA	95,135	11,988,063
#	Nexity	82,640	1,910,562
	Norbert Dentressangle	12,697	1,042,731
#	NRJ Group	177,024	1,909,896
	Oberthur Card Systems SA	146,029	1,036,075
*	Oeneo	102,487	238,159
	Orco Property Group	23,967	894,375
*	Orpea	100,822	5,849,804
*	Osiatis	1,400	6,146
	Paris Orleans et Cie SA	2,660	99,925
	Pierre & Vacances	16,031	1,411,350
#	Plastic Omnium SA	30,846	917,294
	Plastivaloire SA	4,552	157,803
	PSB Industries SA	8,438	314,935
	Radiall SA	5,387	579,368
	Rallye SA	79,415	3,607,335
*	Recylex SA	35,449	386,208
*	Remy Cointreau SA	75,348	3,970,880
#	Rexel SA	19,368	293,002
	Rhodia SA	201,262	3,913,539
	Robertet SA	3,167	404,058
# *	Rodriguez Group SA	27,733	349,313
	Rougier SA	6,120	491,414
#	Rubis SA	31,132	2,486,971
# *	S.T. Dupont SA	39,440	15,010
	Sabeton SA	13,500	244,241
	Saft Groupe SA	42,516	1,850,052
	SAMSE SA	8,800	760,746
	SCOR SE	276,843	6,378,060
	SEB SA	87,999	4,775,281
	Sechilienne SA	56,545	4,138,857
	Securidev SA	2,500	89,184
*	Seloger.com	2,853	73,293
#	Signaux Girod SA	894	87,026
*	Smoby SA	1,172	—
	Societe BIC SA	87,318	5,268,105
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,464,285
#	Societe Industrielle D’Aviations Latecoere SA	21,731	250,926
	Societe Marseillaise du Tunnel Prado Carenage	11,588	405,677
	Societe Pour l’Informatique Industrielle SA	40,908	333,771
	Societe Television Francaise 1	53,243	925,079
# *	Soitec SA	231,215	1,696,631
*	Solving International SA	9,949	40,473
	Somfy SA	22,500	5,109,320

8

	Sopra Group SA	23,668	1,856,269
	Sperian Protection	19,071	2,296,215
	Spir Communication SA	7,977	413,787
#	Stallergenes SA	33,674	2,784,146
	STEF-TFE	29,698	1,828,942
	Sucriere de Pithiviers Le Vieil	1,825	1,444,075
	Synergie SA	33,924	836,025
	Teleperformance SA	162,718	5,811,322
	Tessi SA	5,050	246,425
# *	Theolia SA	88,858	1,882,437
*	Thomson	36,984	171,568
	Toupargel Groupe	21,016	448,946
#	Trigano SA	59,181	857,484
*	UbiSoft Entertainment SA	100,941	9,415,753
#	Union Financiere de France Banque SA	16,369	753,709
	Valeo SA	239,919	8,554,523
*	Valtech	295,958	168,305
	Viel et Compagnie	162,852	914,689
	Vilmorin et Cie SA	19,383	2,952,428
	Virbac SA	16,735	1,469,298
	VM Materiaux SA	6,914	503,406
	Vranken Pommery Monopole	9,879	608,538
#	Zodiac SA	109,073	5,469,327
TOTAL COMMON STOCKS			269,663,769

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	2,422
*	Bigben Interactive Warrants 12/31/08	2,100	2,157
*	Cybergun Warrants Series A 07/15/09	1,136	283
*	Cybergun Warrants Series B 07/15/10	1,136	17
*	Groupe Ares Warrants 12/18/08	4,713	415
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,993
TOTAL RIGHTS/WARRANTS			13,287

TOTAL — FRANCE			269,677,056

GERMANY — (13.6%)
COMMON STOCKS — (13.6%)
*	3U Holding AG	101,855	104,327
	A.S. Creation Tapeton AG	6,853	328,730
*	AAP Implantate AG	47,250	155,405
#	Aareal Bank AG	119,547	2,865,976
	ADCapital AG	33,040	479,348
# *	Adlink Internet Media AG	71,772	767,193
# *	ADVA AG Optical Networking	96,672	250,319
	Agrob AG	5,800	94,811
#	Aixtron AG	266,763	2,788,530
	Altana AG	199,681	3,182,494
	Amadeus Fire AG	16,192	295,019
	Andreae-Noris Zahn AG	27,200	1,253,286

9

*	Arcandor AG	46,905	373,331
*	Artnet AG	16,292	143,098
*	Augusta Technologie AG	27,184	571,785
	Baader Bank AG	142,376	638,511
# *	Balda AG	155,088	367,341
	Bauer AG	4,607	386,814
# *	Beate Uhse AG	84,361	132,294
	Bechtle AG	40,189	1,201,915
	Bertrandt AG	23,282	895,069
*	Beta Systems Software AG	8,550	66,379
	Bilfinger Berger AG	134,277	9,424,472
*	Biolitec AG	26,843	192,371
#	Biotest AG	22,203	2,142,825
*	BKN International AG	35,508	124,816
	BMP AG	50,479	88,545
#	Boewe Systec AG	15,333	386,048
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	500,083
# *	Business Media China AG	15,212	309,918
*	Carl Zeiss Meditec AG	14,788	246,899
	Cenit AG	18,394	113,107
# *	CENTROTEC Sustainable AG	42,280	888,395
	Cewe Color Holding AG	13,917	448,912
#	ComBOTS AG	35,655	439,500
	Comdirect Bank AG	135,842	1,400,561
	Computerlinks AG	16,965	400,213
*	Condomi AG	1,800	—
# *	Conergy AG	94,598	1,377,349
	CTS Eventim AG	53,393	1,825,189
#	Curanum AG	83,165	474,681
*	D. Logistics AG	113,203	210,751
#	DAB Bank AG	133,926	942,092
	Data Modul AG	10,414	197,833
*	DEAG Deutsche Entertainment AG	46,661	77,157
*	Demag Cranes AG	14,647	794,173
	Deutsche Euroshop AG	87,386	3,025,815
*	Deutsche Wohnen AG	70,767	1,048,899
#	Deutz AG	257,064	1,595,568
	Dierig Holding AG	10,500	98,809
#	Douglas Holding AG	103,337	4,581,073
#	Dr. Hoenle AG	14,858	196,155
	Drillisch AG	92,184	546,438
	Duerr AG	38,845	1,315,081
	DVB Bank AG	178,650	7,001,879
*	Easy Software AG	13,167	83,791
	Elexis AG	32,938	770,968
*	Elmos Semiconductor AG	34,592	253,978
	ElreingKlinger AG	18,000	414,048
# *	EM. Sports Media AG	160,173	578,049
	Epcos AG	233,608	6,026,971
	Erlus AG	297	119,709
# *	Escada AG	40,309	753,565
	Euwax AG	18,514	1,280,402

10

# *	Evotec AG	196,039	404,360
	Fielmann AG	58,362	4,444,509
*	FJA AG	77,417	289,308
# *	Freenet AG	231,964	3,380,926
	Fuchs Petrolub AG	30,747	2,583,172
	GBW AG	28,417	614,915
	Gerry Weber International AG	49,579	1,391,418
	Gesco AG	9,455	715,659
	GFK AG	77,709	2,809,814
*	GFT Technologies AG	66,050	244,417
	Gildemeister AG	45,303	1,084,152
# *	GPC Biotech AG	106,084	223,759
	Grammer AG	5,985	131,757
#	Grenkeleasing AG	32,424	1,082,374
	Hamborner AG	63,000	711,566
*	Hansa Group AG	146,815	363,233
	Hawesko Holding AG	20,044	645,984
#	Heidelberger Druckmaschinen AG	158,748	3,235,975
*	Hoeft & Wessel AG	19,640	144,149
# *	IKB Deutsche Industriebank AG	21,843	75,294
	Indus Holding AG	41,345	1,136,439
	Innovation in Traffic Systems AG	23,949	269,041
*	Integralis AG	34,269	251,719
	INTERSEROH AG	22,803	1,859,567
# *	Intershop Communications AG	58,426	190,431
#	Isra Vision Systems AG	10,917	186,188
	IVG Immobilien AG	98,946	1,823,410
*	IVU Traffic Technologies AG	39,047	48,580
*	Jenoptik AG	157,826	1,106,795
	K&S AG	29,624	3,575,250
*	Kampa AG	35,505	157,032
	KERAMAG Keramische Werke AG	13,000	1,355,866
	Kloeckner & Co. SE	69,122	2,728,419
	Kontron AG	181,781	2,316,272
	Krones AG	74,790	5,471,808
	KSB AG	4,521	3,132,818
#	Kuka AG	85,711	1,986,773
	KWS Saat AG	24,461	4,243,485
	Lanxess AG	225,235	8,637,642
*	Leifheit AG	12,500	206,497
	Leoni AG	115,861	5,147,056
	Loewe AG	25,187	492,508
#	LPKF Laser & Electronics AG	28,874	129,185
*	Manz Automation AG	553	115,944
#	MasterFlex AG	10,531	172,592
*	Mediclin AG	79,703	332,548
# *	Medigene AG	90,111	765,413
#	Medion AG	84,110	1,455,097
	Mensch und Maschine Software AG	27,532	216,909
#	MLP AG	220,135	4,455,914
*	Mologen AG	22,062	224,343
*	Morphosys AG	19,723	1,437,531

11

	MTU Aero Engines Holding AG	168,097	5,828,693
	Muehlabauer Holdings AG & Co. KGAA	15,349	523,950
	MVV Energie AG	140,767	6,697,660
#	Nemetschek AG	23,340	563,281
*	Nexus AG	37,949	126,469
	Norddeutsche Affinerie AG	155,196	7,151,563
# *	Nordex AG	108,048	3,913,433
#	OHB Technology AG	37,069	491,587
	Oldenburgische Landesbank AG	4,234	332,045
*	P&I Personal & Informatik AG	17,889	458,997
*	Paion AG	34,834	62,489
	Paragon AG	22,134	205,013
#	PC-Ware AG	15,184	344,195
#	Pfeiffer Vacuum Technology AG	31,639	2,776,092
#	Pfleiderer AG	171,935	2,579,521
*	Pixelpark AG	89,712	47,932
# *	Plambeck Neue Energien AG	148,115	594,464
	Praktiker Bau- Und Heimwerkermaerkte AG	111,800	1,670,719
# *	Premiere AG	314,084	5,771,946
	Progress-Werk Oberkirch AG	6,250	305,213
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	272,544
*	Pulsion Medical Systems AG	26,674	138,757
*	PVATepla AG	51,882	528,497
# *	QIAGEN NV	566,184	11,974,578
# *	QSC AG	295,921	882,679
	R. Stahl AG	14,839	651,474
#	Rational AG	15,083	2,645,647
	REALTECH AG	13,541	279,715
	Renk AG	19,400	1,794,198
*	REpower Systems AG	21,093	6,918,658
	Rheinmetall AG	110,565	7,031,614
	Rhoen-Klinikum AG	293,208	9,793,249
	Ruecker AG	21,675	225,832
*	S.A.G. Solarstrom AG	47,672	167,574
	Sartorius AG	32,181	909,998
#	Schlott Sebaldus AG	15,429	296,636
	Sektkellerei Schloss Wachenheim AG	15,120	141,764
*	Senator Entertainment AG	980	1,457
*	SGL Carbon AG	224,335	13,463,274
	Silicon Sensor International AG	12,195	142,668
# *	Singulus Technologies AG	112,455	1,113,510
*	Sinner AG	2,660	74,076
	Sixt AG	38,312	1,163,193
	SM Wirtschaftsberatungs AG	18,841	268,042
	Software AG	72,145	5,320,535
# *	Solar Millennium AG	35,500	1,363,517
# *	Solon AG fuer Solartechnik	18,988	1,173,507
#	Stada Arzneimittel AG	178,386	9,753,852
	STINAG Stuttgarter Invest AG	36,048	1,307,790
*	Stoehr & Co. AG	16,000	93,653
#	Stratec Biomedical Systems AG	27,297	776,399
	Sued-Chemie AG	29,146	3,569,739

12

#	Suedzucker AG	54,163	918,072
# *	Suess Microtec AG	59,969	334,434
	Symrise AG	134,213	2,323,897
	Syzygy AG	30,656	142,610
	Takkt AG	146,687	2,465,576
*	TDS Informationstechnologie AG	89,063	482,419
#	Technotrans AG	21,735	245,149
	Telegate AG	20,500	321,201
*	Teles AG	37,274	152,697
	Textilgruppe Hof AG	12,170	138,935
# *	Tomorrow Focus AG	101,081	433,782
	Umweltbank AG	17,805	361,508
	United Internet AG	27,992	406,545
#	Utimaco Safeware AG	35,121	743,046
	VBH Holding AG	9,415	72,133
# *	Versatel AG	5,266	122,808
#	Vivacon AG	60,307	862,068
	Vossloh AG	37,005	4,802,210
*	Wanderer-Werke AG	7,903	137,681
*	Washtec AG	54,420	797,480
	Wincor Nixdorf AG	115,500	8,457,465
*	Wirecard AG	210,816	2,578,926
	Wuerttembergische Lebensversicherung AG	28,123	1,098,724
	Wuerttembergische Metallwarenfabrik AG	30,330	1,249,112
# *	Zapf Creation AG	29,235	128,552
TOTAL — GERMANY			304,705,794

GREECE — (3.7%)
COMMON STOCKS — (3.7%)
*	Aegek S.A.	437,330	171,091
	Agricultural Bank of Greece S.A.	36,344	126,065
	Alapis Holdings Industrial & Commercial S.A.	2,156,420	5,379,987
	Alco Hellas ABEE S.A.	103,281	130,409
*	Alfa Alfa Energy S.A.	3,810	7,769
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,146,572
*	Alte Technical Co.	85,048	9,982
*	Altec S.A. Information & Communication Systems	80,278	68,687
	Alumil Milonas Aluminum Industry S.A.	52,886	195,797
*	Alysida S.A.	2,376	6,940
	Anek Lines S.A.	639,521	1,757,612
	Aspis Bank S.A.	228,007	614,627
*	Astir Palace Hotels S.A.	98,660	650,550
	Athens Medical Center S.A.	150,874	439,643
*	Atlantic Supermarkets S.A.	35,080	86,904
	Atti-Kat S.A.	196,084	145,195
	Autohellas S.A.	83,520	290,271
*	Babis Vovos International Construction S.A.	61,592	1,774,945
*	Balafas S.A.	15,200	4,237
*	Balkan Real Estate S.A.	41,970	170,839
	Bank of Attica S.A.	208,497	1,058,893

13

	Bank of Greece	75,415	6,933,733
	Benrubi S.A.	27,741	158,440
	C. Rokas S.A.	44,569	1,038,458
	Centric Multimedia S.A.	51,942	201,973
*	Daios Plastics S.A.	16,350	216,248
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	183,016	907,903
*	Dynamic Life S.A.	16,440	—
*	Edrasis-C.Psalllidas Technical Co.	69,338	77,726
	Elastron S.A.	86,086	178,799
*	Elbisco Holding S.A.	28,098	24,622
	Elektrak S.A.	36,580	239,181
	Elektroniki Athinon S.A.	34,490	315,490
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	523,226	5,131,689
*	Empedos S.A.	15,974	1,875
*	Emporiki Bank of Greece S.A.	4,980	96,816
	ETEM S.A.	64,874	107,759
	Etma Rayon S.A.	11,242	23,254
	Euro Reliance General Insurance Co. S.A.	55,110	177,052
	Euromedica S.A.	64,900	506,143
*	European Technical S.A.	32,750	11,051
	EYDAP Athens Water Supply & Sewage Co. S.A.	50,909	682,055
	F.G. Europe S.A.	4,536	14,176
*	Forthnet S.A.	461,900	1,679,189
	Fourlis Holdings S.A.	132,326	2,801,519
	Frigoglass S.A.	88,060	1,625,651
	GEK Group of Cos S.A.	176,229	1,769,809
	General Commercial S.A.	64,410	59,049
*	Geniki Bank	241,630	1,268,249
	Greek Postal Savings Bank	332,327	4,462,315
	Halkor S.A.	226,556	515,950
*	Hatzioannou Holdings S.A.	157,062	182,130
	Hellenic Cables S.A.	65,236	256,365
	Hellenic Duty Free Shops S.A.	101,270	1,598,660
	Hellenic Exchanges S.A.	137,358	1,621,199
*	Hellenic Sugar Industry S.A.	78,005	302,763
	Heracles General Cement Co. S.A.	93,293	1,677,392
	Iaso S.A.	212,195	2,144,524
	Inform P. Lykos S.A.	35,570	181,201
*	Informatics S.A.	3,778	1,718
*	Intersat S.A.	19,392	—
*	Intracom Holdings S.A.	313,706	753,123
	Intracom Technical & Steel Constructions S.A.	105,050	125,082
*	Ionian Hotel Enterprises S.A.	16,914	407,890
*	Ipirotiki Software & Publications S.A.	22,110	62,927
	J&P-Avax S.A.	163,746	919,088
	Karelia Tobacco Co., Inc. S.A.	5,810	468,297
	Kathimerini Publishing S.A.	47,170	426,311
*	Katselis Sons S.A. Bread Industry	41,545	58,539
	Lambrakis Press S.A.	118,587	549,610
*	Lan-Net S.A.	126,887	22,338
*	Lavipharm S.A.	96,324	278,510

14

*	Loulis Mills S.A.	41,702	169,088
*	M.J. Mailis S.A.	154,984	166,755
*	Maritime Company of Lesvos S.A.	299,836	208,894
	Metka S.A.	100,500	1,865,986
	Michaniki S.A.	165,545	735,377
	Minoan Lines S.A.	248,689	1,528,931
	Motodynamic S.A.	5,118	28,719
	Motor Oil (Hellas) Corinth Refineries S.A.	133,220	2,529,758
*	Multirama S.A.	10,990	58,021
	Mytilineos Holdings S.A.	317,226	3,648,647
	Nirefs Acquaculture S.A.	143,700	376,660
*	Parnassos Enterprises S.A.	50,700	121,277
*	Pegasus Publishing S.A.	95,510	302,174
*	Petzetakis S.A.	49,310	39,277
	Piraeus Leasing S.A.	5,765	40,468
	Piraeus Port Authority S.A.	17,752	514,886
*	Promota Hellas S.A.	8,860	2,990
	Proton Bank S.A.	13,961	132,634
	Real Estate Development & Services S.A.	94,497	407,702
	S&B Industrial Minerals S.A.	56,301	768,549
	Sanyo Hellas S.A.	168,151	159,310
	Sarantis S.A.	77,120	1,094,485
*	Sato Office and Houseware	62,978	96,080
*	Selected Textile Industry Assoc. S.A.	87,690	47,185
	Sfakianakis S.A.	91,320	748,054
	Sidenor Steel Products Manufacturing Co. S.A.	64,637	788,564
*	Singularlogic S.A.	100,470	394,607
*	Spyroy Agricultural Products S.A.	61,348	152,929
*	Stabilton S.A.	27,530	3,231
*	Technical Olympic S.A.	298,025	262,331
*	Technodomi M.Travlos Brothers S.A.	13,910	4,285
	Teletypos S.A. Mega Channel	79,988	746,907
	Terna Tourist Technical & Maritime S.A.	101,190	930,190
*	Themeliodomi S.A.	37,422	20,313
	Thessaloniki Port Authority S.A.	6,936	280,931
	Thrace Plastics Co. S.A.	109,280	160,525
	Titan Cement Co. S.A.	78,812	2,918,625
	Viohalco S.A.	418,755	3,428,511
*	Vioter S.A.	167,883	144,039
TOTAL — GREECE			83,528,751

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	86,889	484,618
*	Aer Lingus Group P.L.C.	43,504	94,720
*	Aminex P.L.C.	440,966	122,462
*	Aryzta AG	180,993	9,857,141
*	Blackrock International Land P.L.C.	897,420	170,760
	C&C Group P.L.C.	375,871	1,360,315
*	C&C Group P.L.C.	156,000	562,621
*	Datalex P.L.C.	248,822	131,149

15

	DCC P.L.C.	318,216	7,686,298
	Donegal Creameries P.L.C.	26,085	216,180
*	Dragon Oil P.L.C.	1,481,861	8,344,968
	FBD Holdings P.L.C.	130,021	2,706,446
	Fyffes P.L.C.	1,051,012	538,423
	Glanbia P.L.C.	788,830	5,204,664
*	Glanbia P.L.C.	1,000	6,593
	Greencore Group P.L.C.	618,747	1,797,387
	IFG Group P.L.C.	205,432	467,138
	Independent News & Media P.L.C.	1,051,795	2,291,740
*	IONA Technologies P.L.C.	100,946	381,697
	Irish Continental Group P.L.C.	93,833	2,591,257
*	Irish Life & Permanent P.L.C.	51,604	480,490
# *	Kenmare Resources P.L.C.	2,265,253	1,455,226
	Kingspan Group P.L.C.	362,142	4,124,864
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	249,877
	Paddy Power P.L.C.	185,965	4,347,188
*	Providence Resources P.L.C.	6,258,198	688,092
	Readymix P.L.C.	323,262	379,674
	Total Produce P.L.C.	897,420	703,743
	United Drug P.L.C.	813,952	4,716,129
*	Waterford Wedgwood P.L.C.	7,869,750	68,968
TOTAL COMMON STOCKS			62,230,828

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—
TOTAL — IRELAND			62,230,828

ITALY — (7.4%)
COMMON STOCKS — (7.4%)
*	A.S. Roma SpA	293,436	396,625
	ACEA SpA	183,885	3,240,383
	Acegas-APS SpA	114,287	894,429
	Actelios SpA	343,329	3,520,268
# *	Aedes SpA	324,161	469,277
	Aeroporto de Firenze SpA	17,918	470,459
#	Amplifon SpA	521,701	1,556,745
*	Ansaldo STS SpA	4,230	64,784
#	Astaldi SpA	222,877	1,747,653
	Autogrill SpA, Novara	238,166	2,963,798
#	Azimut Holding SpA	437,146	3,821,222
#	Banca Finnat Euramerica SpA	706,431	842,867
	Banca Generali SpA	21,809	150,578
	Banca Ifis SpA	54,527	674,058
	Banca Intermobiliare SpA	319,984	1,943,044
*	Banca Italease SpA	250,936	2,167,222
	Banca Piccolo Credito Valtellinese Scarl SpA	493,274	4,876,462
#	Banca Popolare dell’Etruria e del Lazio Scarl	392,484	3,877,888
	Banca Profilo SpA	253,156	400,744

16

	Banco di Desio e della Brianza SpA	293,962	2,533,801
#	Beghelli SpA	427,981	456,855
	Benetton Group SpA	215,540	2,260,732
	Beni Stabili SpA, Roma	1,309,500	1,418,842
	Biesse SpA	55,616	662,298
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	561,703
	Brembo SpA	145,288	1,657,348
#	Bulgari SpA	407,043	4,162,739
#	C.I.R. SpA - Compagnie Industriali Riunite	1,475,764	3,765,643
	Caltagirone Editore SpA	173,503	936,839
	Caltagirone SpA	255,879	1,856,120
	Cam Finanziaria SpA	36,527	41,132
	Carraro SpA	85,800	557,975
	Cembre SpA	40,330	279,936
	Cementir SpA	262,430	1,553,041
*	Ciccolella SpA	30,000	60,808
*	Cirio Finanziaria SpA	175,000	—
	Class Editore SpA	165,655	228,014
	Credito Artigiano SpA	371,969	1,445,931
	Credito Bergamasco SpA	137,120	5,367,792
#	Credito Emiliano SpA	234,927	2,204,689
	CSP International Fashion Group SpA	79,165	123,918
	Danieli & Co. SpA	97,048	2,895,972
	Davide Campari - Milano SpA	470,657	3,928,685
	De Longhi SpA	314,782	1,267,263
# *	Digital Multimedia Technologies SpA	25,000	788,846
#	Emak SpA	57,399	408,173
*	ERG Renew SpA	95,849	298,864
#	ERG SpA	195,275	3,965,135
	Ergo Previdenza SpA	128,343	686,895
#	Esprinet SpA	81,154	396,232
# *	Fiera Milano SpA	37,863	336,969
*	Fin.Part SpA	133,481	—
	Gefran SpA	31,849	200,170
*	Gemina SpA	1,222,209	1,518,336
#	Geox SpA	107,961	1,311,600
#	Gewiss SpA	249,008	1,358,331
	Granitifiandre SpA	82,117	771,337
*	Greenergycapital SpA	4,794	4,856
	Gruppo Ceramiche Ricchetti SpA	127,131	290,082
*	Gruppo Coin SpA	77,286	361,908
#	Gruppo Editoriale L’Espresso SpA	808,634	2,019,135
# *	Guala Closures SpA	100,675	631,104
	Hera SpA	844,353	2,841,394
	I Grandi Viaggi SpA	98,547	163,044
	Immsi SpA	717,616	935,216
# *	Impregilo SpA	1,215,577	6,487,852
#	Indesit Co. SpA	204,479	2,331,503
	Industria Macchine Automatique SpA	72,957	1,546,675
	Industria Romagnola Conduttori Elettrici SpA	43,452	159,475
	Intek SpA	661,259	541,404
	Interpump Group SpA	248,737	2,151,656

17

	Iride SpA	1,538,279	4,160,114
*	Isagro SpA	10,591	77,559
	Italmobiliare SpA	24,194	1,744,436
# *	Juventus Football Club SpA	403,805	612,739
	KME Group SpA	479,430	547,091
#	Mariella Burani SpA	58,212	1,311,953
	Marr SpA	131,000	1,100,722
#	Mediolanum SpA	121,382	526,482
	Meliorbanca SpA	249,443	1,158,051
	Milano Assicurazioni SpA	654,112	3,332,138
	Mirato SpA	36,779	381,892
#	Mondadori (Arnoldo) Editore SpA	372,799	2,040,223
*	Monrif SpA	315,834	323,059
*	Montefibre SpA	182,887	117,409
	Navigazione Montanari SpA	263,594	1,189,495
*	NGP SpA	17,891	9,186
*	Nice SpA	14,229	63,297
*	Opengate Group SpA	4,000	11,208
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	200,609
	Permasteelisa SpA	67,249	1,378,114
# *	Piaggio & C SpA	364,180	839,251
# *	Pininfarina SpA	31,285	299,643
#	Pirelli & C.Real Estate SpA	41,706	812,753
*	Poligrafici Editoriale SpA	257,869	244,580
	Premafin Finanziaria SpA	1,099,328	2,158,622
*	RDM Realty SpA	5,771	22,941
	Recordati SpA	402,035	2,813,162
*	Reno de Medici SpA	683,435	279,499
*	Richard-Ginori 1735 SpA	140,800	85,103
# *	Risanamento Napoli SpA	372,485	664,996
#	Sabaf SpA	23,325	607,547
	SAES Getters SpA	30,068	631,643
#	Safilo Group SpA	518,810	876,311
#	SAVE SpA	97,954	1,111,473
*	Schiapparelli 1824 SpA	1,053,848	73,325
	Smurfit Sisa SpA	69,977	225,781
*	Snia SpA	334,003	210,927
# *	Societa Partecipazioni Finanziarie SpA	959,063	561,767
#	Societe Cattolica di Assicurazoni Scrl SpA	163,286	7,731,610
# *	Socotherm SpA	66,740	392,146
	Sogefi SpA	324,310	1,171,167
	Sol SpA	194,092	1,146,588
*	Sorin SpA	1,111,854	1,336,377
# *	Stefanel SpA	216,413	106,484
*	Tecnodiffusione Italia SpA	3,332	—
# *	Telecom Italia Media SpA	6,317,650	1,194,453
# *	Tiscali SpA	1,176,229	2,618,345
#	Tod’s SpA	51,986	3,177,556
	Trevi Finanziaria SpA	125,441	2,891,924
*	Viaggi del Ventaglio SpA	93,237	47,920
	Vianini Industria SpA	59,070	238,756

18

	Vianini Lavori SpA	180,752	2,358,351
*	Vincenzo Zucchi SpA	144,350	522,639
	Vittoria Assicurazioni SpA	62,484	933,472
TOTAL COMMON STOCKS			165,485,663

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	25,281
*	Negri Bossi SpA Warrants 06/30/10	38,000	7,972
TOTAL RIGHTS/WARRANTS			33,253

TOTAL — ITALY			165,518,916

NETHERLANDS — (5.8%)
COMMON STOCKS — (5.8%)
	Aalberts Industries NV	365,614	5,622,398
#	Accell Group NV	34,374	1,244,716
*	AFC Ajax NV	18,134	200,434
	Amsterdam Commodities NV	60,689	372,886
#	Arcadis NV	186,219	3,951,429
# *	ASM International NV	202,031	5,006,609
*	Atag Group NV	4,630	1,970
	Batenburg Beheer NV	10,306	366,709
# *	BE Semiconductor Industries NV	142,819	633,413
#	Beter Bed Holding NV	69,403	963,597
	Boskalis Westminster CVA	137,027	8,093,587
	Brunel International NV	65,086	1,506,381
	Crown Van Gelder NV	18,307	251,361
# *	Crucell NV	237,868	3,832,751
# *	Crucell NV ADR	45,768	737,322
	DOCdata NV	22,463	204,278
#	Draka Holding NV	48,947	1,464,251
	Eriks Group NV	43,983	2,707,488
	Exact Holding NV	97,790	2,967,833
#	Fornix Biosciences NV	29,890	401,192
	Gamma Holding NV	21,255	758,937
*	Gemalto NV	148,359	6,341,076
	Grontmij NV	78,112	2,792,530
#	Heijmans NV	91,720	1,772,053
	ICT Automatisering NV	35,281	413,672
	Imtech NV	256,265	6,574,641
#	Innoconcepts NV	80,237	1,271,532
*	Jetix Europe NV	133,537	3,350,788
	Kas Bank NV	49,050	1,696,223
	Kendrion NV	41,018	966,888
	Koninklijke Bam Groep NV	428,118	7,551,497
	Koninklijke Ten Cate NV	98,255	3,871,369
	Koninklijke Vopak NV	73,543	4,330,161
*	Laurus NV	262,779	1,432,756
#	Macintosh Retail Group NV	99,784	1,772,899
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,043,650

19

*	Nedfield NV	47,757	183,132
	Nutreco Holding NV	143,491	8,858,202
	Oce NV	347,053	3,369,794
	OPG Groep NV	214,534	3,586,305
	Ordina NV	155,263	1,658,987
# *	Pharming Group NV	285,229	366,165
*	Punch Graphix NV	12,412	75,931
# *	Qurius NV	351,539	250,808
	Randstad Holdings NV	28,342	869,056
	Royal Reesink NV	2,050	272,936
	RSDB NV	12,436	648,327
*	Samas NV	114,215	408,939
	SBM Offshore NV	63,484	1,535,922
	Sligro Food Group NV	154,740	5,334,219
	Smit Internationale NV	45,380	3,496,629
	Stern Groep NV	1,258	43,046
#	Telegraaf Media Groep NV	173,335	4,580,866
*	Textielgroep Twenthe NV	1,000	3,668
	TKH Group NV	101,120	2,271,841
	Unit 4 Agresso NV	76,624	1,658,899
	USG People NV	192,665	3,486,908
# *	Van der Moolen Holding NV	117,201	864,862
*	Wavin NV	13,516	109,674
TOTAL — NETHERLANDS			130,406,393

NORWAY — (3.9%)
COMMON STOCKS — (3.9%)
#	Acta Holding ASA	584,100	537,109
# *	Aker Yards ASA	359,443	4,159,079
#	Aktiv Kapital ASA	78,617	1,020,895
	Arendals Fosse Kompani ASA	100	35,480
	Austevoll Seafood ASA	12,352	55,055
# *	Awilco Offshore ASA	275,012	4,258,982
# *	Birdstep Technology ASA	111,000	129,359
# *	Blom ASA	80,567	555,890
	Bonheur ASA	67,400	2,951,247
# *	BW Gas, Ltd.	83,929	793,207
*	BW Offshore, Ltd.	130,779	332,418
#	Camillo Eitze & Co. ASA	58,200	573,943
#	Cermaq ASA	253,442	2,452,874
# *	Det Norske Oljeselskap ASA	3,140,200	5,043,438
	DOF ASA	117,906	1,182,808
	EDB Business Partner ASA	153,154	830,364
*	Eitzen Chemical ASA	68	240
	Ekornes ASA	115,190	1,881,444
# *	Electromagnetic GeoServices AS	15,100	57,278
# *	Eltek ASA	148,239	626,739
*	Ementor ASA	218,164	1,322,431
	Farstad Shipping ASA	64,740	1,702,584
	Ganger Rolf ASA	54,353	2,101,493
*	Gregoire ASA	25,808	6,425

20

	Havila Shipping ASA	22,400	330,048
*	Ignis ASA	37,372	29,016
# *	IOT Holdings ASA	75,603	20,913
	Itera Consulting Group ASA	168,000	128,553
# *	Kongsberg Automotive ASA	145,800	413,089
	Kongsberg Gruppen ASA	49,500	3,325,810
*	Kverneland Group ASA	258,080	590,392
#	Leroy Seafood Group ASA	99,700	1,478,330
# *	Marine Harvest	1,735,400	1,208,723
*	Nordic Semiconductor ASA	51,200	235,133
# *	Norse Energy Corp. ASA	1,175,079	1,190,404
# *	Norske Skogindustrier ASA Series A	125,025	681,673
# *	Norwegian Air Shuttle ASA	49,007	431,753
	Odfjell ASA Series A	94,900	952,909
*	ODIM ASA	49,787	781,326
#	Olav Thon Eiendomsselskap ASA	13,360	1,853,823
# *	PCI Biotech AS	3,356	6,653
# *	Petrolia Drilling ASA	2,020,000	782,081
# *	Photocure ASA	33,562	211,121
	Prosafe ASA	550,130	4,953,436
# *	Q-Free ASA	85,000	148,788
*	Revus Energy ASA	62,449	957,699
	Rieber and Son ASA Series A	109,654	889,113
# *	Roxar ASA	111,454	103,038
	Scana Industrier ASA	294,078	766,788
	Schibsted ASA	52,065	1,337,181
# *	Sevan Marine ASA	494,909	5,084,569
*	Software Innovation ASA	51,795	84,485
	Solstad Offshore ASA	59,900	1,285,142
# *	Songa Offshore ASA	177,802	2,505,477
	SpareBanken 1 SMN	153,410	1,328,617
*	Synnove Finden ASA	27,317	96,280
#	Tandberg ASA Series A	311,410	6,736,518
*	Tandberg Data ASA	1,039	325
# *	TGS Nopec Geophysical Co. ASA	442,129	5,903,920
#	Tomra Systems ASA	604,728	4,093,236
	TTS Marine ASA	41,000	524,835
	Veidekke ASA	319,230	2,039,877
	Wilh. Wilhelmsen ASA	63,750	1,993,965
TOTAL — NORWAY			88,095,821

PORTUGAL — (1.2%)
COMMON STOCKS — (1.2%)
#	Altri SGPS SA	68,155	258,519
	Banco BPI SA	220,141	739,774
	Corticeira Amorim	230,410	437,824
	Finibanco Holdings SGPS SA	197,573	823,211
	Ibersol SGPS SA	20,401	219,073
# *	Impresa Sociedade Gestora de Participacoes SA	380,332	690,490
# *	Investimentos Participacoes e Gestao SA	319,480	290,353
	Jeronimo Martins SGPS SA	753,805	6,457,269

21

#	Mota-Engil SGPS SA	351,723	1,876,425
*	Novabase SGPS	67,691	493,538
# *	ParaRede SGPS SA	54,559	96,621
#	Portucel-Empresa Produtora de Pasta de Papel SA	851,940	2,533,085
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,961	2,356,720
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	737,888
	Sociedade de Investimento e Gestao SGPS SA	265,882	2,991,612
#	Sonae Industria SGPS SA	280,469	1,087,651
# *	Sonaecom SGPS SA	583,911	1,668,248
*	Sporting Sociedade Desportiva de Futebol	10,459	24,452
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	174,324
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,141,869
	Toyota Caetano Portugal SA	54,900	831,586
TOTAL — PORTUGAL			25,930,532

SPAIN — (5.0%)
COMMON STOCKS — (5.0%)
#	Abengoa SA	138,172	3,695,349
#	Adolfo Dominguez SA	20,351	373,753
#	Amper SA	90,745	939,435
#	Antena 3 de Television SA	247,218	2,221,264
# *	Avanzit SA	571,836	1,191,528
# *	Azkoyen SA	67,174	500,196
#	Banco de Andalucia SA	9,800	675,755
	Banco de Credito Balear SA	35,424	610,419
#	Banco Guipuzcoano SA	344,019	3,833,180
#	Banco Pastor SA	255,479	2,473,852
*	Baron de Ley SA	14,325	930,308
# *	Bolsas y Mercados Espanoles	71,165	2,123,309
#	Campofrio Alimentacion SA	99,887	1,360,730
#	Cementos Portland Valderrivas SA	31,558	1,733,223
	Compania Vinicola del Norte de Espana SA	16,600	396,777
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,120,785
# *	Corporacion Dermoestetica	65,100	409,651
# *	Dogi International Fabrics SA	111,418	99,664
#	Duro Felguera SA	177,786	1,554,877
	Ebro Puleva SA	313,900	5,414,237
#	Electnor SA	102,087	4,004,351
# *	Ercros SA	2,328,584	747,868
*	Espanola del Zinc SA	29,250	65,002
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	469,000	3,828,786
# *	General de Alquiler de Maquinaria	32,241	601,593
#	Gestevision Telecinco SA	84,182	1,082,963
	Grupo Catalana Occidente SA	165,288	4,711,027
#	Grupo Empresarial Ence SA	368,840	2,654,621
#	Iberia Lineas Aereas de Espana SA	1,381,661	4,096,181
	Iberpapel Gestion SA	26,621	501,905
# *	Inbesos SA	12,494	79,973
	Indra Sistemas SA	47,420	1,213,915

22

	Inmobiliaria del Sur SA	2,764	122,027
#	La Seda de Barcelona SA	1,981,134	2,720,158
	Mecalux SA	61,329	1,585,127
	Miquel y Costas & Miquel SA	26,111	347,368
#	Natra SA	88,094	817,329
# *	Natraceutical SA	746,798	786,836
#	NH Hoteles SA	260,195	3,172,908
	Nicolas Correa SA	26,994	235,385
	Obrascon Huarte Lain SA	133,899	3,777,964
#	Papeles y Cartones de Europa SA	199,144	1,252,748
	Pescanova SA	26,443	1,179,729
	Prim SA	35,840	493,667
#	Promotora de Informaciones SA	312,559	2,721,922
	Prosegur Cia de Seguridad SA	90,189	3,599,829
#	Service Point Solutions SA	474,916	1,122,879
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	527,086
#	Sol Melia SA	212,854	1,827,535
#	SOS Cuetara SA	356,909	7,123,555
# *	Tavex Algodonera SA	244,131	492,994
# *	Tecnocom Telecomunicaciones y Energia SA	124,371	658,374
#	Tubacex SA	439,949	3,758,885
	Tubos Reunidos SA	433,380	2,448,208
#	Unipapel SA	48,800	898,170
*	Urbas Guadahermosa SA	247,319	79,702
# *	Vertice Trescientos Sesenta Grados SA	57,183	108,477
	Vidrala SA	66,637	1,891,822
#	Viscofan SA	188,908	3,780,261
#	Vocento SA	199,226	2,188,722
# *	Zeltia SA, Madrid	573,453	4,488,742
TOTAL — SPAIN			111,454,886

SWEDEN — (4.4%)
COMMON STOCKS — (4.4%)
#	Aarhuskarlshamn AB	50,116	1,070,563
#	Acando AB	160,086	330,723
# *	Active Biotech AB	83,850	568,856
#	Addtech AB Series B	60,700	1,214,661
	AF AB Series B	48,500	1,327,704
# *	Anoto Group AB	261,833	171,119
	Aros Quality Group AB	41,400	249,456
*	Artimplant AB Series B	13,000	5,223
	Atrium Ljungberg AB Series B	15,200	151,766
	Axfood AB	92,000	2,889,822
#	Axis Communications AB	180,094	2,217,676
#	B&B Tools AB	80,150	1,706,837
*	BE Group AB	26,200	238,415
	Beiger Electronics AB	14,700	335,973
	Beijer Alma AB	58,800	727,798
	Bilia AB Series A	116,725	781,785
	Billerud AB	168,100	1,325,302
*	BioGaia AB Series B	38,000	274,316

23

*	Biotage AB	141,240	176,031
*	Biovitrum AB	3,390	31,207
	Boliden AB	140,674	886,216
	Bong Ljungdahl AB	24,800	133,291
*	Brostrom AB Series B	93,359	820,273
	Cantena AB	58,362	904,969
#	Cardo AB	63,000	1,673,707
*	Carl Lamm Holding AB	37,732	204,729
	Castellum AB	420,800	4,307,443
#	Clas Ohlson AB Series B	102,500	1,381,211
	Cloetta AB Series B	28,800	1,026,287
	Concordia Maritime AB Series B	70,300	212,432
	Consilium AB Series B	16,994	118,629
#	D. Carnegie & Co. AB	186,300	2,333,423
#	Elekta AB Series B	311,300	6,607,756
*	Enea Data AB Series B	56,200	291,390
#	Eniro AB	426,756	1,854,285
	Fabege AB	403,000	2,897,826
	Fagerhult AB	16,800	397,858
#	G & L Beijer AB Series B	28,200	603,967
	Geveko AB	10,800	134,602
#	Gunnebo AB	106,800	613,080
	Gunnebo Industrier AB	10,000	286,371
	Hakon Invest AB	9,999	142,272
	Haldex AB	74,500	1,067,974
	Heba Fastighets AB Series B	43,500	324,929
*	Hexpol AB	8,172	68,409
*	HIQ International AB	126,689	525,798
	HL Display AB Series B	57,600	347,912
	Hoganas AB Series B	88,300	1,686,386
#	Holmen AB Series B	18,200	580,604
*	Home Capital AB	25,400	250,035
#	Home Properties AB	25,400	364,031
# *	IBS AB Series B	150,000	169,683
	Industrial & Financial Systems AB Series B	50,260	433,623
	Intrum Justitia AB	181,300	2,829,933
#	JM AB	275,373	3,297,939
*	KappAhl Holding AB	75,659	523,996
	Klovern AB	303,476	1,005,599
#	Kungsleden AB	424,500	3,275,628
# *	Lagercrantz Group AB Series B	64,300	317,749
	Lammhults Design Group AB	19,547	189,995
*	LBI International AB	107,651	308,317
#	Lennart Wallenstam Byggnads AB Series B	123,900	1,966,381
*	Lindab International AB	48,685	797,366
*	Lundin Petroleum AB	34,020	371,094
#	Meda AB Series A	105,190	1,292,928
*	Medivir Series B	44,650	378,289
*	Mekonomen AB	11,450	155,010
# *	Micronic Laser Systems AB	105,400	371,997
*	Midelfart Sonesson AB Series B	4,160	5,292
	Munters AB	187,200	1,505,702

24

	NCC AB Series B	222,720	2,913,553
*	Net Insight AB Series B	924,000	729,122
	New Wave Group AB Series B	107,400	451,335
#	NIBE Industrier AB	198,220	1,355,209
	Nobia AB	433,500	2,325,893
	Nolato AB Series B	66,440	606,613
	OEM International AB Series B	44,400	307,933
#	ORC Software AB	36,300	668,246
*	Pa Resources AB	367,609	2,843,109
*	Partnertech AB	28,800	157,264
	Peab AB Series B	250,400	1,697,006
	Peab Industri AB	125,200	1,014,102
	Poolia AB Series B	33,150	175,600
*	Pricer AB Series B	1,711,500	148,244
	Proact It Group AB	29,000	163,570
# *	Proffice AB	215,400	566,004
	Profilgruppen AB	16,300	161,305
#	Q-Med AB	159,200	887,030
#	RaySearch Laboratories AB	38,100	103,918
# *	Readsoft AB Series B	48,800	83,782
	Rederi AB Transatlantic Series B	95,600	628,849
*	Rezidor Hotel Group AB	19,400	79,179
#	rnb Retail and Brands AB	130,200	262,027
*	Rottneros Bruk AB	400,600	129,339
*	SAS AB	35,000	250,375
*	Scribona AB Series B	226,140	190,299
*	Semcon AB	39,900	345,560
	Sigma AB Series B	25,800	20,772
# *	Sintercast AB	11,800	191,750
	Skanditek Industrifoervaltnings AB	156,975	466,895
	Skistar AB	94,800	1,279,008
	Studsvik AB	21,900	439,310
	SWECO AB Series B	188,700	1,480,791
*	Teleca AB Series B	157,200	116,302
	Ticket Travel Group AB	27,152	35,820
# *	TradeDoubler AB	26,400	230,598
#	Trelleborg AB Series B	301,555	5,227,190
#	Uniflex AB Series B	3,630	60,936
	VBG AB Series B	1,084	17,451
*	Vitrolife AB	41,500	187,950
*	Wedins Skor & Accessoarer AB	109,400	30,668
	Wihlborgs Fastigheter AB	65,658	1,134,653
TOTAL COMMON STOCKS			98,204,409

RIGHTS/WARRANTS — (0.0%)
*	rnb Retail and Brands AB Rights 09/18/08	130,200	140,278
TOTAL — SWEDEN			98,344,687

25

SWITZERLAND — (10.4%)
COMMON STOCKS — (10.3%)
*	Actelion, Ltd.	4,763	273,402
	AFG Arbonia-Forster Holding AG	4,799	1,024,303
	Allreal Holding AG	32,721	3,801,929
	Also Holding AG	16,678	817,084
*	Ascom Holding AG	92,504	904,358
	Bachem Holdings AG	26,438	2,203,933
	Bank Coop AG	31,715	2,245,725
	Bank Sarasin & Cie Series B	177,800	7,662,287
	Banque Cantonale de Geneve	4,141	906,578
	Banque Cantonale du Jura	4,500	256,666
	Banque Cantonale Vaudoise	9,267	2,804,920
	Banque Privee Edmond de Rothschild SA	161	5,312,497
	Barry Callebaut AG	5,017	3,293,564
	Basellandschaftliche Kantonalbank	600	529,993
*	Basilea Pharmaceutica AG	2,629	404,599
	Basler Kantonalbank	5,250	552,509
	Belimo Holdings AG	1,884	1,770,631
	Bellevue Group AG	27,315	1,424,013
	Berner Kantonalbank	25,110	5,310,892
	Bobst Group AG	36,682	2,583,540
	Bossard Holding AG	8,467	552,602
	Bucher Industries AG	33,489	6,866,263
	Calida Holding AG	396	152,344
*	Card Guard AG	32,013	291,430
	Carlo Gavazzi Holding AG	1,065	159,599
	Charles Voegele Holding AG	29,471	1,530,251
	Clariant AG	779,419	7,000,091
	Compagnie Financiere Tradition	5,202	740,002
	Conzzeta AG	1,415	3,357,998
	Daetwyler Holding AG	34,800	2,141,716
	Dufry Group	6,429	465,747
	Edipresse SA	1,572	497,505
*	Eichhof Holding AG	458	187,172
*	Eichhoff Getranke Holding AG	458	689,319
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,978,256
	ELMA Electronic AG	472	256,274
	Emmi AG	13,638	1,591,235
#	Ems-Chemie Holding AG	27,759	3,413,015
	Energiedienst Holding AG	82,650	5,097,547
	Feintol International Holding AG	1,601	461,017
	Flughafen Zuerich AG	13,445	4,895,992
#	Forbo Holding AG	5,990	2,524,284
	Fuchs Petrolub AG	19,809	1,653,224
	Galenica Holding AG	15,736	6,231,684
	George Fisher AG	11,318	4,296,140
	Gurit Holding AG	1,326	1,190,187
	Helvetia Holding AG	12,833	3,977,339
	Hexagon AB	81,720	1,333,166
	Implenia AG	49,554	1,307,421
	Industrieholding Cham AG	1,704	556,697
	Interroll-Holding SA	2,475	883,412
	Intershop Holding AG	3,444	1,001,688

26

	Jelmoli Holding AG (4382641)	1,521	3,720,402
#	Jelmoli Holding AG (4382652)	2,835	1,392,615
	Kaba Holding AG	10,381	2,799,469
*	Kardex AG	17,985	977,152
	Komax Holding AG	9,005	1,098,024
	Kudelski SA	106,944	1,367,430
	Kuoni Reisen Holding AG	13,594	6,462,228
	Lem Holdings SA	3,651	1,057,828
	Lonza Group AG	52,233	7,373,543
	Luzerner Kantonalbank AG	18,593	4,359,288
	Medisize Holding AG	13,260	887,718
	Metraux Services Holdings SA	1,853	247,846
*	Micronas Semiconductor Holding AG	78,808	496,327
*	Mikron Holding AG	43,452	392,085
	Mobilezone Holding AG	115,610	782,383
	Orell Fuessli Holding AG	5,076	919,125
*	Parco Industriale e Immobiliare SA	600	1,907
*	Petroplus Holdings AG	12,985	594,365
	Phoenix Mecano AG	3,041	1,361,025
	PSP Swiss Property AG	145,325	8,801,624
	PubliGroupe SA	6,325	1,308,454
	Rieters Holdings AG	15,690	5,082,707
	Romande Energie Holding SA	2,839	7,468,831
# *	Schaffner Holding AG	1,830	378,407
	Schulthess Group AG	14,570	818,467
	Schweiter Technology AG	4,193	1,612,497
	Schweizerhall Holding AG	8,648	1,766,096
	Schweizerische National Versicherungs Gesellschaft	1,881	1,211,607
	SIA Abrasives Holding AG	2,381	834,304
	Siegfried Holding AG	8,560	1,183,922
*	Sihl	150	409
	Sika AG	2,963	3,758,020
	Societa Elettrica Sopracenerina SA	2,409	609,980
	Societe Generale d’Affichage	5,872	965,486
	St. Galler Kantonalbank	9,217	3,924,798
	Sulzer AG	30,134	3,702,554
	Swiss Prime Site AG	79,934	4,708,269
*	Swisslog Holding AG	798,972	716,186
*	Swissmetal Holding AG	17,585	286,611
	Swissquote Group Holding SA	41,220	1,455,569
	Tamedia AG	15,322	1,806,682
	Tecan Group AG	40,139	2,274,620
*	Temenos Group AG	152,630	4,004,953
	Tornos SA	38,028	295,955
	Valartis Group AG	10,374	423,626
	Valiant Holding AG	59,231	10,547,325
	Valora Holding AG	12,004	2,845,503
	Vaudoise Assurances Holdings SA	3,233	557,508
	Villars Holding SA	150	71,959
	Vontobel Holdings AG	97,572	3,247,254
*	VZ Holding AG	266	17,650
	Walliser Kantonalbank	1,457	629,467

27

	WMH Walter Meier Holding AG	4,878	675,371
*	Ypsomed Holdings AG	2,419	195,395
	Zehnder Holding AG	786	884,606
	Zueblin Immobilien Holding AG	78,908	597,497
	Zuger Kantonalbank	630	2,059,069
	TOTAL COMMON STOCKS		231,384,038

	PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,448,145

	RIGHTS/WARRANTS — (0.0%)
*	Berner Kantonalbank Rights 08/19/08	25,110	121,314

	TOTAL — SWITZERLAND		232,953,497

		Face
		Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $2,115,000 FNMA 6.00%, 05/01/38, valued at $2,132,792) to be repurchased at $2,097,452	$2,097	2,097,000

	SECURITIES LENDING COLLATERAL — (15.9%)
§ @	DFA Short Term Investment Fund LP	351,643	351,643,117

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $22,359,410 FNMA STRIP Principal Only 0.000%, 01/01/33, valued at $4,863,128) to be repurchased at $4,768,906	4,768	4,767,772

	TOTAL SECURITIES LENDING COLLATERAL		356,410,889

	TOTAL INVESTMENTS - (100.0%) (Cost $1,940,733,126) ##		$2,237,735,194

28

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (82.6%)
Consumer Discretionary — (8.3%)
*	AlarmForce Industries, Inc.	700	$3,336
	Astral Media, Inc. Class A	178,147	5,576,951
* #	Azure Dynamics Corp.	339,950	72,037
* #	Ballard Power Systems, Inc.	330,452	1,531,196
	BMTC Group, Inc.	42,800	755,792
* #	CanWest Global Communications Corp.	132,500	378,108
*	Coastal Contacts, Inc.	146,900	113,447
	Cogeco Cable, Inc.	60,656	2,513,528
	Corus Entertainment, Inc. Class B	272,900	5,019,530
	Dorel Industries, Inc. Class B	97,600	3,105,956
	easyhome, Ltd.	3,600	55,858
	Forzani Group, Ltd. Class A	125,900	1,660,011
*	Glacier Media, Inc.	123,200	446,713
	Glentel, Inc.	14,800	133,810
*	Great Canadian Gaming Corp.	287,900	2,320,987
	Le Chateau, Inc.	75,000	974,760
	Leon’s Furniture, Ltd.	119,377	1,343,525
	Linamar Corp.	148,180	1,648,150
*	Mad Catz Interactive, Inc.	70,200	50,908
*	Martinrea International, Inc.	218,078	1,499,312
*	MDC Partners, Inc. Class A	73,100	585,186
*	MEGA Brands, Inc.	156,300	404,808
#	Quebecor, Inc. Class B	149,093	3,977,966
#	Reitmans Canada, Ltd.	188,300	2,899,515
* #	RONA, Inc.	420,985	5,352,512
#	Torstar Corp. Class B	160,300	2,309,842
	TVA Group, Inc. Class B	7,000	86,890
	Uni-Select, Inc.	52,100	1,177,623
	Wescast Industries, Inc.	9,900	43,775
*	West 49, Inc.	45,700	22,381
*	Westport Innovations, Inc.	84,239	1,059,138
Total Consumer Discretionary			47,123,551

Consumer Staples — (3.4%)
	Alimentation Couche-Taro, Inc. Class B	110,800	1,356,564
	Canada Bread Co., Ltd.	12,800	723,300
*	CoolBrands International, Inc.	38,200	25,543
	Corby Distilleries, Ltd.	45,408	851,026
*	Cott Corp.	378,700	720,450
	Empire Co., Ltd. Class A	5,700	250,536
	Jean Coutu Group PJC, Inc. Class A	465,100	3,701,351
	Maple Leaf Foods, Inc.	261,800	2,157,421
#	Rothmans, Inc.	191,200	5,366,133

1

*	Saskatchewan Wheat Pool, Inc.	289,900	3,344,580
* #	SunOpta, Inc.	128,000	843,850
	Sun-Rype Products, Ltd.	100	848
Total Consumer Staples			19,341,602

Energy — (20.3%)
*	Accrete Energy, Inc.	45,900	269,746
	Akita Drilling, Ltd.	36,500	424,538
*	Alberta Clipper Energy, Inc.	163,200	424,215
*	Anderson Energy, Ltd.	248,933	890,888
* #	Antrim Energy, Inc.	407,800	1,079,222
*	Arawak Energy, Ltd.	146,648	193,358
* #	Arsenal Energy, Inc.	124,600	83,317
* #	Aurora Energy Resources, Inc.	217,000	465,963
* #	Bankers Petroleum, Ltd.	505,033	2,306,848
	Baytex Energy Trust	15,570	476,573
*	Berens Energy, Ltd.	208,200	201,965
*	Birch Mountain Resources, Ltd.	21,051	3,965
*	Birchcliff Energy, Ltd.	310,900	3,739,116
* #	BNK Petroleum, Inc.	136,440	224,873
* #	Bow Valley Energy, Ltd.	255,500	1,080,425
*	Breaker Energy, Ltd.	117,800	1,173,784
*	Cadence Energy, Inc.	178,900	1,137,290
	Calfrac Well Services, Ltd.	85,464	2,054,098
*	Calvalley Petroleum, Inc.	287,939	688,797
*	Canadian Superior Energy, Inc.	432,056	1,656,120
*	Candax Energy, Inc.	495,000	317,009
*	Canyon Services Group, Inc.	19,000	55,830
*	Caspian Energy, Inc.	37,500	7,593
*	CE Franklin, Ltd.	20,400	201,733
*	Celtic Exploration, Ltd.	101,300	1,512,154
	CHC Helicopter Corp. Class A	34,100	977,589
*	Cinch Energy Corp.	147,000	256,122
* #	Coalcorp Mining, Inc.	281,371	352,442
*	Comaplex Minerals Corp.	74,200	419,288
*	Compton Petroleum Corp.	312,700	2,662,279
* #	Connacher Oil & Gas, Ltd.	711,500	2,747,363
*	Corridor Resources, Inc.	286,580	1,565,421
* #	Crew Energy, Inc.	219,836	3,105,613
*	Delphi Energy Corp.	196,400	462,422
* #	Denison Mines Corp.	622,931	3,525,914
* #	Ember Resources, Inc.	42,600	56,169
	Ensign Energy Services, Inc.	166,000	3,738,049
*	Fairborne Energy, Ltd.	213,000	2,724,185
* #	First Calgary Petroleums, Ltd. Class A	884,300	2,098,734
*	Flint Energy Services, Ltd.	126,700	2,092,972
*	Galleon Energy, Inc. Class A	235,437	3,135,317
*	Great Plains Exploration, Inc.	31,900	20,129
*	Grey Wolf Exploration, Inc.	102,628	227,139
*	Highpine Oil & Gas, Ltd.	200,309	2,565,645
*	Hillsborough Resources, Ltd.	212,800	168,348
*	Iteration Energy, Ltd.	575,700	3,394,125
* #	Ivanhoe Energy, Inc.	648,000	1,446,374
* #	Mahalo Energy, Ltd.	154,100	326,545
*	Midnight Oil Exploration, Ltd.	44,300	98,880

2

*	Nuvista Energy, Ltd.	240,521	3,397,829
*	Open Range Energy Corp.	96,600	411,219
* #	Pacific Rubiales Energy Corp.	92,005	895,969
*	Paramount Resources, Ltd. Class A	119,800	1,735,283
	Pason Systems, Inc.	190,200	2,772,929
	Penn West Energy Trust	1	18
*	Petrolifera Petroleum, Ltd.	163,800	794,472
*	ProEx Energy, Ltd.	174,200	3,330,439
*	Profound Energy, Inc.	114,900	402,550
*	ProspEx Resouces, Ltd.	150,468	437,885
	Pulse Data, Inc.	144,324	383,305
*	Pure Energy Services, Ltd.	20,800	104,118
* #	Questerre Energy Corp.	550,000	1,440,008
*	Rock Energy, Inc.	31,600	133,626
	Savanna Energy Services Corp.	206,813	3,907,204
*	Saxon Energy Services, Inc.	191,400	1,261,820
	ShawCor, Ltd.	163,100	4,529,873
*	Storm Cat Energy Corp.	25,400	15,549
*	Storm Exploration, Inc.	115,800	1,776,589
*	Technicoil Corp.	148,700	113,437
*	Tesco Corp.	87,700	2,979,169
*	Transglobe Energy Corp.	171,300	651,772
	Trican Well Service, Ltd.	233,271	4,710,238
* #	TriStar Oil and Gas, Ltd.	358,741	7,193,064
*	Turnkey E&P, Inc.	23,600	54,455
*	TUSK Energy Corp.	265,500	497,594
* #	UEX Corp.	462,888	1,351,434
* #	Uranium One, Inc.	985,100	4,221,327
*	Ur-Energy, Inc.	278,000	416,293
*	UTS Energy Corp.	636,800	2,458,919
* #	Verenex Energy, Inc.	97,100	747,134
*	Vero Energy, Inc.	88,000	779,054
*	West Energy, Ltd.	233,600	809,614
* #	Xtreme Coil Drilling Corp.	68,800	566,962
	ZCL Composite, Inc.	90,600	715,892
Total Energy			114,833,527

Financials — (5.4%)
#	AGF Management, Ltd. Class B	316,077	7,284,238
#	Canaccord Capital, Inc.	187,800	1,627,199
#	Canadian Western Bank	203,000	4,569,316
	Clairvest Group, Inc.	1,900	26,394
	DundeeWealth, Inc.	51,100	721,887
	EGI Financial Holdings, Inc.	14,650	147,631
	Equitable Group, Inc.	41,700	829,052
	Gluskin Shef & Associates, Inc.	40,100	726,241
	Home Capital Group, Inc.	104,200	3,390,573
	Kingsway Financial Services, Inc.	210,900	1,867,075
#	Laurentian Bank of Canada	84,300	3,191,618
#	Northbridge Financial Corp.	72,700	1,958,203
*	Pacific and Western Credit Corp.	9,000	42,381
	Quest Capital Corp.	691,401	1,119,994
	Rentcash, Inc.	41,800	248,013
	Sceptre Invesment Counsel, Ltd.	36,200	300,019
* #	Uranium Participation Corp.	251,200	2,044,046
	Western Financial Group, Inc.	161,500	508,015
*	Xceed Mortgage Corp.	32,800	33,053
Total Financials			30,634,948

3

Health Care — (4.3%)
*	AEterna Zentaris, Inc.	28,700	32,976
* #	Angiotech Pharmaceuticals, Inc.	338,300	630,848
* #	BioMS Medical Corp.	257,800	791,512
*	Bioniche Life Sciences, Inc.	54,400	27,154
#	Biovail Corp.	482,620	5,272,548
*	Cangene Corp.	174,700	763,428
* #	Cardiome Pharma Corp.	243,900	2,152,329
*	CryoCath Technologies, Inc.	129,800	543,991
*	DiagnoCure, Inc.	67,100	195,903
* #	Isotechnika, Inc.	276,900	61,284
*	Labopharm, Inc.	259,400	320,036
*	Logibec Group Informatique	1,200	23,349
*	MDS, Inc.	431,608	6,613,545
*	Microbix Biosystems, Inc.	27,900	17,342
* #	Neurochem, Inc.	71,500	87,540
*	Novadaq Technologies, Inc.	11,000	26,935
*	Oncolytics Biotech, Inc.	82,000	144,415
*	Oncothyreon, Inc. ADR	9,650	22,581
*	Ondine Biopharma Corp.	60,500	38,176
*	Paladin Labs, Inc.	33,600	338,278
*	Parkbridge Lifestyles Communities, Inc.	49,200	250,217
*	Patheon, Inc.	309,400	1,011,130
*	ProMetic Life Sciences, Inc.	861,300	275,798
*	QLT, Inc.	183,500	691,279
* #	Resverlogix Corp.	72,400	604,811
*	SemBioSys Genetics, Inc.	17,200	13,364
*	SXC Health Solutions Corp.	83,461	1,274,160
*	Theratechnologies, Inc.	198,200	1,071,452
* #	TLC Vision Corp.	97,500	99,171
*	Transition Therapeutics, Inc.	65,133	572,935
*	TSO3, Inc.	117,300	74,017
Total Health Care			24,042,504

Industrials — (6.6%)
	Aecon Group, Inc.	179,300	2,828,475
*	Alexco Resource Corp.	95,000	244,255
*	Allen-Vanguard Corp.	435,100	463,047
*	ATS Automation Tooling System, Inc.	264,017	2,160,772
*	Avcorp Industries, Inc.	24,100	28,372
	Buhler Industries, Inc.	1,468	8,019
*	Carmanah Technologies Corp.	12,200	12,294
*	Ceramic Protection Corp.	8,700	11,799
#	Clarke, Inc.	99,356	655,012
*	Discovery Air, Inc. Class A	307,100	187,997
	Exco Technologies, Ltd.	9,700	21,011
* #	Garda World Security Corp. Class A	100,300	1,201,560
*	GLV, Inc.	4,800	56,734
*	Heroux-Devtek, Inc.	78,200	515,540
* #	Hydrogenics Corp.	263,830	337,925
*	Intermap Technologies, Ltd.	113,894	509,509
*	Magellan Aerospace Corp.	35,120	138,257

4

	Marsulex, Inc.	46,500	564,061
*	Northstar Aerospace, Inc.	6,700	8,834
* #	Quebecor World, Inc.	74,800	7,749
	Richelieu Hardware, Ltd.	44,800	805,877
	Ritchie Brothers Auctioneers, Inc.	118,200	3,150,367
*	Royal Laser Corp.	138,300	95,083
#	Russel Metals, Inc.	201,900	5,839,470
*	Stantec, Inc.	145,500	4,206,866
*	The Churchill Corp.	47,413	714,455
	Toromont Industries, Ltd.	212,200	6,495,103
	Transat A.T., Inc. Class A	2,400	44,664
	Transcontinental, Inc. Class A	224,728	3,492,194
*	Vector Aerospace Corp.	55,600	337,747
*	Vitran Corp., Inc.	20,200	348,715
*	West Timmins Mining, Inc.	269,700	111,761
*	Xantrex Technology, Inc.	78,444	1,100,787
Total Industrials			36,704,311

Information Technology — (5.7%)
*	20-20 Technologies, Inc.	20,500	81,089
*	Aastra Technologies, Ltd.	55,600	810,593
*	Absolute Software Corp.	130,300	1,632,125
* #	AXIA NetMedia Corp.	143,467	324,280
*	Belzberg Techologies, Inc.	18,500	59,762
	Calian Technologies, Ltd.	9,100	106,958
*	Celestica, Inc.	704,707	5,966,581
*	Certicom Corp.	52,700	80,405
*	COM DEV International, Ltd.	190,300	582,478
	Computer Modelling Group, Ltd.	37,800	373,799
	Constellation Software, Inc.	19,400	538,990
	Dalsa Corp.	59,700	539,763
* #	Divestco, Inc.	73,700	127,715
	Enghouse Systems, Ltd.	25,950	133,807
#	Evertz Technologies, Ltd.	119,100	2,260,186
*	Exfo Electro-Optical Engineering, Inc.	119,900	504,759
	Gennum Corp.	91,300	831,485
*	Hemisphere GPS, Inc.	196,500	569,994
*	Intrinsyc Software International, Inc.	508,478	177,187
*	Kaboose, Inc.	390,800	264,999
*	MacDonald Dettweiler & Associates, Ltd.	99,800	2,805,641
*	March Networks Corp.	58,500	275,476
	Matrikon, Inc.	72,400	337,521
*	Miranda Technologies, Inc.	59,241	418,447
	MKS, Inc.	55,300	80,726
	Mosaid Technologies, Inc.	33,500	503,857
*	Norsat International, Inc.	5,700	6,496
* #	Open Text Corp.	171,400	6,093,756
*	Points International, Ltd.	311,581	237,691
*	Q9 Networks, Inc.	56,200	887,090
*	RDM Corp.	27,400	30,966
* #	Sierra Wireless, Inc.	109,100	1,395,346
*	SIRIT, Inc.	108,500	18,393
	Softchoice Corp.	49,571	521,247
*	The Descartes Systems Group, Ltd.	128,100	434,319

5

*	Tundra Semiconductor Corp.	60,650	225,624
*	Vecima Network, Inc.	31,808	146,788
* #	Webtech Wireless, Inc.	277,500	755,298
*	Wi-LAN, Inc.	320,200	618,205
* #	Zarlink Semiconductor, Inc.	399,086	274,376
Total Information Technology			32,034,218

Materials — (27.5%)
* #	Adanac Molybdenum Corp.	238,500	92,094
*	Alamos Gold, Inc.	325,500	1,885,313
*	Almaden Minerals, Ltd.	108,300	148,915
* #	Altius Minerals Corp.	116,000	719,947
	Amerigo Resources, Ltd.	383,965	538,809
*	Anvil Mining, Ltd.	209,340	1,429,379
* #	Apollo Gold Corp.	203,412	65,135
*	Aquiline Resources, Inc.	200,000	1,192,315
*	Atna Resource, Ltd.	126,947	76,517
*	Atrium Innovations, Inc.	47,100	694,213
* #	Augusta Resource Corp.	254,474	1,215,091
* #	Aurelian Resources, Inc.	338,680	1,929,755
*	Aurizon Mines, Ltd.	523,800	1,627,934
*	Baffinland Iron Mines Corp.	385,910	574,249
*	Baja Mining Corp.	385,400	319,412
*	Breakwater Resources, Ltd.	1,686,400	540,004
*	Caledonia Mining Corp.	463,100	63,241
*	Campbell Resources, Inc.	94,387	5,778
*	Canadian Gold Hunter, Corp.	142,936	218,752
* #	Canadian Royalties, Inc.	399,180	364,668
*	Canadian Zinc Corp.	237,200	103,878
	Canam Group, Inc. Class A	161,300	1,421,895
* #	Candente Resource Corp.	187,365	151,755
*	Canfor Corp.	304,074	3,110,043
*	Capstone Mining Corp.	237,165	694,654
* #	Cardero Resource Corp.	149,460	288,560
*	Carpathian Gold, Inc.	143,472	39,185
	Cascades, Inc.	242,276	1,594,942
*	Catalyst Paper Corp.	1,727,387	1,968,486
	CCL Industries, Inc. Class B	89,200	2,952,891
* #	Chariot Resouces, Ltd.	900,900	483,625
*	Claude Resources, Inc.	357,200	211,938
* #	Crew Gold Corp.	22,300	11,971
* #	Crystallex International Corp.	1,396,525	1,828,188
*	Dundee Precious Metals, Inc.	230,754	1,195,279
*	Eastern Platinum, Ltd.	2,258,890	3,340,043
* #	Eastmain Resources, Inc.	222,314	261,718
*	Eldorado Gold Corp.	779,895	6,199,203
* #	Endeavour Silver Corp.	147,700	333,848
*	Entree Gold, Inc.	250,400	497,593
* #	Equinox Minerals, Ltd.	1,478,190	5,568,619
*	Erdene Resource Development Corp.	113,089	85,205
* #	Etruscan Resources, Inc.	308,375	275,905
*	Euro Goldfields, Ltd.	484,660	1,935,354
*	Far West Mining, Ltd.	142,096	479,096
*	Farallon Resources, Ltd.	951,900	502,038
*	First Nickel, Inc.	177,300	35,066

6

	First Quantum Minerals, Ltd.	1	19
*	FNX Mining Co., Inc.	270,706	3,951,726
* #	Formation Capital Corp.	480,200	221,603
* #	Forsys Metals Corp.	205,102	956,164
*	Fortune Minerals, Ltd.	137,470	168,309
*	Fraser Papers, Inc.	39,800	61,473
* #	Fronteer Development Group, Inc.	335,800	1,157,495
*	Frontera Copper Corp.	173,500	343,144
*	GBS Gold International, Inc.	253,200	50,077
* #	Glencairn Gold Corp.	152,067	100,251
*	Globestar Mining Corp.	279,306	336,703
*	Globex Mining Enterprises, Inc.	3,100	6,131
* #	Gold Eagle Mines, Ltd.	312,100	3,541,915
*	Golden Peaks Resources	5,500	4,506
* #	Golden Star Resources, Ltd.	797,000	1,193,473
*	Grande Cache Coal Corp.	202,800	1,000,821
*	Great Basin Gold, Ltd.	754,690	1,947,495
*	Great Panther Resources, Inc.	242,310	187,130
* #	Greystar Resources, Ltd.	129,187	273,753
*	Guyana Goldfields, Inc.	148,752	474,919
*	Hanfeng Evergreen, Inc.	130,691	1,196,380
	Harry Winston Diamond Corp.	199,500	3,908,081
* #	High River Gold Mines, Ltd.	1,577,220	1,024,940
* #	HudBay Minerals, Inc.	454,320	4,595,404
	IAMGOLD Corp.	872,200	5,750,047
*	Imperial Metals Corp.	65,790	470,902
* #	Inter-Citic Minerals, Inc.	215,625	192,921
*	International Forest Products, Ltd. Series A	171,300	863,115
#	International Royalty Corp.	289,280	912,684
*	Intertape Polymer Group, Inc.	146,200	413,072
*	Ivernia, Inc.	407,460	211,059
* #	Jinshan Gold Mines, Inc.	440,200	551,390
*	Kimber Resources, Inc.	21,200	25,357
* #	Kirkland Lake Gold, Inc.	158,380	1,106,781
*	La Mancha Resources, Inc.	11,000	3,056
* #	Lake Shore Gold Corp.	401,100	494,859
* #	Laramide Resources, Ltd.	177,100	500,377
*	Linear Gold Corp.	78,035	106,565
*	Lundin Mining Corp.	730,900	3,496,866
*	Major Drilling Group International, Inc.	79,500	3,219,533
*	Malaga, Inc.	65,000	13,468
* #	MDN, Inc.	242,980	235,703
* #	Mega Uranium, Ltd.	543,600	834,496
*	Metallic Ventures Gold, Inc.	12,200	9,537
	Methanex Corp.	219,900	5,587,589
*	Migao Corp.	123,100	881,108
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	43,300	34,663
*	Minco Silver Corp.	82,700	132,407
*	Neo Material Technologies, Inc.	279,400	797,308
#	Norbord, Inc.	303,100	1,341,656
* #	North American Palladium, Ltd.	166,610	706,108
*	Northgate Minerals Corp.	836,600	1,300,047
#	Nova Chemicals Corp.	247,900	7,190,921
*	Nuinsco Resources, Ltd.	19,000	3,758

7

*	Olympus Pacific Minerals, Inc.	82,500	14,374
*	Orvana Minerals, Corp.	118,300	69,077
*	Pacific Rim Mining Corp.	237,232	65,910
*	Pan Amer Silver Corp.	154,500	4,146,967
*	Pelangio Mines, Inc.	200,000	598,983
* #	Petaquilla Minerals, Ltd.	256,880	285,476
* #	Platinum Group Metals Ltd.	162,787	417,009
* #	PolyMet Mining Corp.	368,277	1,213,948
*	Qgx, Ltd.	131,100	607,470
*	Quadra Mining, Ltd.	207,950	3,319,601
* #	Queenston Mining, Inc.	153,125	318,710
*	Redcorp Ventures, Ltd.	1,458,600	178,582
*	Resin Systems, Inc.	472,480	355,984
*	Richmont Mines, Inc.	22,200	57,497
* #	Rubicon Minerals Corp.	417,915	724,208
	Samuel Manu-Tech, Inc.	20,200	209,077
* #	Scorpio Mining Corp.	266,400	223,296
*	SEMAFO, Inc.	562,765	694,314
* #	Shore Gold, Inc.	862,813	1,210,766
* #	Silver Standard Resources, Inc.	204,092	5,183,991
#	Silvercorp Metals, Inc.	460,900	1,927,289
*	St. Andrew Goldfields, Ltd.	100,885	37,055
* #	Starfield Resources, Inc.	859,615	712,433
	Stella-Jones, Inc.	26,800	754,681
*	Stornoway Diamond Corp.	593,122	164,787
*	Suramina Resources, Inc.	5,700	5,905
* #	Tanzanian Royalty Exploration Corp.	275,813	1,140,346
*	Taseko Mines, Ltd.	470,200	1,430,350
*	Teal Exploration & Mining, Inc.	55,345	187,645
* #	Tembec, Inc.	23,304	60,795
* #	Thompson Creek Metals Company, Inc.	410,800	6,441,722
* #	Timminco, Ltd.	200,700	2,816,378
* #	Treasury Metals, Inc.	42,999	29,158
*	Vaaldiam Resources, Ltd. (2165606)	292,500	35,812
*	Vaaldiam Resources, Ltd. (B3CQ3Z2)	292,500	—
*	Virginia Mines, Inc.	17,700	68,680
*	Wesdome Gold Mines, Ltd.	86,000	75,325
	West Fraser Timber Co., Ltd.	116,716	4,308,973
*	Western Canadian Coal Corp.	289,208	1,726,859
	Winpak, Ltd.	52,998	227,106
*	Yukon-Nevada Gold Corp.	506,000	109,606
Total Materials			155,517,909

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	83,632

Utilities — (1.1%)
*	BioteQ Environmental Technologies, Inc.	166,900	479,417
*	Boralex, Inc. Class A	83,500	1,136,349
* #	Canadian Hydro Developers, Inc.	483,200	2,125,206
	Emera, Inc.	83,800	1,859,416
*	MAXIM Power Corp.	87,200	422,942
	Pacific Northern Gas, Ltd.	3,900	62,441
Total Utilities			6,085,771

TOTAL COMMON STOCKS			466,401,973

8

RIGHTS/WARRANTS — (0.0%)
*	EGI Financial Holdings, Inc. Rights 07/31/08	14,350	68
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	4,425
* #	Tembec, Inc. Warrants 03/03/12	7,566	3,420
TOTAL RIGHTS/WARRANTS			7,913

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $1,115,000 FNMA 6.00%, 12/01/37, valued at $1,059,571) to be repurchased at $1,042,225	$1,042	1,042,000

SECURITIES LENDING COLLATERAL — (17.2%)
§ @	DFA Short Term Investment Fund LP	89,211	89,211,111

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $23,489,668 FHLMC, rates ranging from 6.500% to 7.000%, maturities ranging from 02/01/37 to 12/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/20 to 07/01/36, valued at $8,281,947) to be repurchased at $8,121,487	8,120	8,119,556

TOTAL SECURITIES LENDING COLLATERAL			97,330,667

TOTAL INVESTMENTS - (100.0%)
(Cost $650,672,531) ##			$564,782,553

9

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpargatas S.A.I.C.	1,078	$1,310
	Alto Palermo SA Series A	5,000	15,276
	BBVA Banco Frances SA	399,900	739,512
*	Capex SA Series A	158,679	305,235
*	Celulosa Argentina SA Series B	24,922	28,926
*	Central Puerto SA Series B	16,000	30,519
*	Endesa Costanera SA Series B	114,100	138,698
*	Gas Natural Ban SA	345,000	211,919
*	IRSA Inversiones y Representaciones SA	657,649	595,319
*	Juan Minetti SA	353,151	182,675
	Ledesma S.A.A.I.	242,632	333,376
*	MetroGas SA Series B	543,115	194,900
*	Molinos Rio de la Plata SA Series B	596,060	1,458,759
	Petrobras Energia Participacio	1,004,566	1,139,943
	Siderar S.A.I.C. Series A	649,191	5,267,976
	Solvay Indupa S.A.I.C.	555,366	687,663
	Transportadora de Gas del Sur SA Series B	445,280	306,627
TOTAL — ARGENTINA			11,638,633

BRAZIL — (10.7%)
COMMON STOCKS — (3.3%)
	Banco Bradesco SA	107,177	1,760,859
	Banco do Brasil SA	33,635	489,668
	Brasil Telecom Participacoes SA	59,520	1,960,874
	Companhia de Bebidas das Americas	85,924	4,638,842
	Companhia de Concessoes Radoviarias	157,300	2,877,721
	Companhia Siderurgica Nacional SA	502,476	17,509,593
	Companhia Vale do Rio Doce ADR	290,000	7,699,500
	CPFL Energia SA	1,935	40,362
	Petroleo Brasilerio SA ADR (71654V101)	641,440	27,562,677
	Petroleo Brasilerio SA ADR (71654V408)	455,050	23,999,337
	Souza Cruz SA	95,874	2,507,429
	Tele Norte Leste Participacoes SA	59,254	1,455,176
	Tractebel Energia SA	164,900	2,038,488
*	Vivo Participacoes SA	64,140	362,017
	Weg SA	310,566	3,410,510
TOTAL COMMON STOCKS			98,313,053

1

PREFERRED STOCKS — (7.4%)
	Aracruz Celulose SA Series B	102,635	564,807
#	Aracruz Celulose SA Sponsored ADR	48,400	2,676,036
	Banci Itau Holding Financeira SA	1,507,125	28,552,159
	Banco Bradesco SA	1,636,841	30,035,530
	Brasil Telecom Participacoes SA	222,326	2,865,687
	Brasil Telecom Participacoes SA ADR	10,165	666,214
	Brasil Telecom SA	234,762	2,413,872
	Companhia de Bebidas das Americas	83	5,108
	Companhia de Bebidas das Americas Preferred ADR	162,700	10,069,503
	Companhia Energetica de Minas Gerais	327,798	7,052,685
	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	479,939
	Companhia Vale do Rio Doce Series A	2,173,591	50,672,674
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	324,500	7,713,365
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	8,612
	Gerdau SA	756,268	14,243,821
	Metalurgica Gerdau SA	296,550	7,550,199
	Tele Norte Leste Participacoes SA	180,034	4,191,589
	Tele Norte Leste Participacoes SA ADR	137,000	3,181,140
	Telecomunicacoes de Sao Paulo SA	247,800	7,069,141
	Telemar Norte Leste SA	63,412	3,306,761
#	Tim Participacoes SA ADR	77,080	1,734,300
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	215,951
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	5,499,760
	Unibanco-Uniao de Bancos Brasileiros Units SA	878,094	10,402,451
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	11,859,771
	Usinas Siderurgicas de Minas Gerais SA Series B	730	23,221
*	Vivo Participacoes SA	531,418	2,745,116
#	Vivo Participacoes SA ADR	110,000	575,300
TOTAL PREFERRED STOCKS			216,374,712

TOTAL — BRAZIL			314,687,765

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	52,395	2,296,997
	Banco de Credito e Inversiones SA Series A	21,794	620,561
	Banco Santander Chile SA ADR	73,998	3,256,652
	CAP SA	116,535	4,215,942
*	Colbun SA	11,091,000	2,336,086
	Compania Cervecerias Unidas SA ADR	59,800	2,068,482
	Compania General de Electricidad SA	28,230	164,618
	Compania Telecomunicaciones de Chile SA Sponsored ADR	316,504	1,756,597
	Corpbanca SA	69,972,500	382,102
#	Distribucion y Servicio D&S SA ADR	208,828	4,750,837
#	Embotelladora Andina SA Series A ADR	77,468	1,275,123
	Embotelladora Andina SA Series B ADR	53,757	979,990
	Empresa Nacional de Electricidad SA Sponsored ADR	268,285	12,206,968
	Empresa Nacional de Telecomunicaciones SA	113,317	1,480,690
	Empresas CMPC SA	46,072	1,401,703
	Empresas Copec SA	298,855	3,619,541
	Enersis SA Sponsored ADR	424,303	7,272,553
#	Lan Airlines SA Sponsored ADR	299,002	3,507,293

2

	Madeco SA Sponsored ADR	4,350	39,629
	Masisa SA	1,927,650	313,913
	S.A.C.I. Falabella SA	480,511	1,863,005
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	349,195	13,381,152
#	Vina de Concha y Toro SA Sponsored ADR	58,550	2,331,754
TOTAL COMMON STOCKS			71,522,188

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	557,551	5,602
TOTAL — CHILE			71,527,790

CHINA — (8.5%)
COMMON STOCKS — (8.5%)
#	Air China, Ltd.	1,798,000	916,648
	Aluminum Corp. of China, Ltd.	28,000	24,691
	Aluminum Corp. of China, Ltd. ADR	100,300	2,216,630
	Angang Steel Co., Ltd.	679,640	919,944
* #	Anhui Conch Cement Co., Ltd.	292,000	1,509,595
#	Bank of China, Ltd.	18,151,000	7,802,225
#	Bank of Communications Co., Ltd.	4,637,000	5,316,936
#	Beijing Capital International Airport Co., Ltd.	866,000	681,235
	Beijing Enterprises Holdings, Ltd.	259,500	963,248
#	Byd Co., Ltd.	272,900	312,979
	China Construction Bank Corp.	20,375,000	16,513,595
#	China COSCO Holdings Co., Ltd.	2,040,000	3,870,075
#	China Everbright, Ltd.	348,600	625,860
	China Insurance International Holdings Co., Ltd.	253,000	523,787
	China Life Insurance Co., Ltd.	9,000	34,208
#	China Life Insurance Co., Ltd. ADR	347,722	19,924,471
	China Mengniu Dairy Co., Ltd.	596,000	1,798,817
	China Merchants Holdings (International) Co., Ltd.	755,561	2,785,424
	China Mobile, Ltd.	4,500	51,084
	China Mobile, Ltd. Sponsored ADR	688,477	39,050,415
	China National Building Material Co., Ltd.	512,000	790,450
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	60,281	2,879,623
	China Oilfield Services, Ltd.	1,002,000	1,332,974
	China Petroleum and Chemical Corp. (Sinopec)	46,000	44,299
#	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	13,282,031
	China Resources Enterprise, Ltd.	782,000	2,116,258
	China Resources Power Holdings Co., Ltd.	956,000	2,350,070
	China Shenhua Energy Co., Ltd.	2,528,000	8,632,521
#	China Shipping Container Lines Co., Ltd.	2,280,550	556,723
	China Shipping Development Co., Ltd.	894,000	2,112,349
* #	China Southern Airlines Co., Ltd. ADR	15,500	245,675
#	China Telecom Corp., Ltd. ADR	114,739	5,855,131
	China Unicom, Ltd. ADR	294,822	4,681,773
	Citic Pacific, Ltd.	731,000	2,536,057
	CNOOC, Ltd.	45,000	69,966
#	CNOOC, Ltd. ADR	128,776	20,058,150
	COSCO Pacific, Ltd.	628,000	955,250

3

	Datang International Power Generation Co., Ltd.	2,216,000	1,458,410
	Denway Motors, Ltd.	2,694,000	959,808
	Dongfang Electric Co., Ltd.	94,000	291,230
	Dongfeng Motor Corp.	1,576,000	665,464
* #	Genting International P.L.C.	560,350	200,637
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	1,612,907
	Guangshen Railway Co., Ltd. Sponsored ADR	19,988	447,731
#	Guangzhou R&F Properties Co., Ltd.	627,200	1,085,322
#	Hengan International Group Co., Ltd.	369,000	1,234,369
#	Huadian Power International Corp.	694,000	208,051
	Huaneng Power International, Inc. ADR	66,054	1,981,620
	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	20,945,374
	Jiangsu Express Co., Ltd.	628,000	480,875
#	Jiangxi Copper Co., Ltd.	841,000	1,334,716
	Lenovo Group, Ltd.	2,106,000	1,430,157
	Maanshan Iron and Steel Co., Ltd.	994,000	444,812
	Nine Dragons Paper Holdings, Ltd.	747,000	457,370
#	PetroChina Co., Ltd. ADR	155,673	20,112,952
#	PICC Property and Casualty Co., Ltd.	1,534,000	866,113
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	7,880,894
* #	Shanghai Electric Group Co., Ltd.	1,846,000	760,017
	Shanghai Industrial Holdings, Ltd.	299,000	807,011
	Shimao Property Holdings, Ltd.	823,500	921,764
#	Sinofert Holdings, Ltd.	1,390,000	903,459
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	15,392	481,770
#	Tsingtao Brewery Co., Ltd.	194,000	439,139
	Weichai Power Co., Ltd.	61,000	278,498
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	143,145	2,476,408
	Zhejiang Expressway Co., Ltd.	732,000	488,465
	Zijin Mining Group Co., Ltd.	2,610,000	1,765,596
#	ZTE Corp.	126,000	597,669
TOTAL — CHINA			248,359,775

CZECH REPUBLIC — (1.6%)
COMMON STOCKS — (1.6%)
	CEZ A.S.	381,144	28,667,718
	Komercni Banka A.S.	27,759	6,111,729
	Phillip Morris CR A.S.	954	313,922
#	Telefonica 02 Czech Republic A.S.	230,085	7,105,554
	Unipetrol A.S.	119,768	1,455,027
	Zentiva NV	38,106	2,427,158
TOTAL — CZECH REPUBLIC			46,081,108

HUNGARY — (1.3%)
COMMON STOCKS — (1.3%)
#	ELMU NYRT	185	25,280
	Magyar Telekom Telecommunications P.L.C.	714,375	3,662,242
#	MOL Hungarian Oil & Gas NYRT	127,325	13,677,863
* #	OTP Bank NYRT	320,801	14,387,378
#	Richter Gedeon NYRT	20,463	4,055,200
	Tiszai Vegyi Kombinat NYRT	63,988	1,824,076
TOTAL — HUNGARY			37,632,039

4

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
*	Aban Offshore, Ltd.	16,521	775,155
*	Adani Enterprises, Ltd.	51,000	675,414
	Aditya Birla Nuvo, Ltd.	47,172	1,392,687
	Ambuja Cements, Ltd.	1,452,686	2,638,039
	Apollo Hospitals Enterprise, Ltd.	21,437	236,017
	Asea Brown Boveri India, Ltd.	121,615	2,414,857
	Asian Paints (India), Ltd.	81,536	2,261,171
	Aventis Pharma, Ltd.	8,241	155,913
	Axis Bank, Ltd.	349,044	5,680,241
	Bajaj Auto, Ltd. (6124142)	86,654	954,664
	Bajaj Auto, Ltd. (B2QKXW0)	98,754	1,320,766
	Bajaj Finserv, Ltd.	98,754	1,203,996
	Bharat Forge, Ltd.	174,384	1,050,115
*	Bharat Heavy Electricals, Ltd.	12,000	461,818
*	Bharti Airtel, Ltd.	61,000	1,153,069
	Biocon, Ltd.	64,444	572,099
	Cadila Healthcare, Ltd.	43,070	314,751
*	Cairn India, Ltd.	42,000	236,167
	Cipla, Ltd.	880,500	4,796,059
	Colgate-Palmolive (India), Ltd.	84,376	787,044
	Crompton Greaves, Ltd.	184,828	1,131,382
	Cummins India, Ltd.	135,892	977,978
	Dabur India, Ltd.	308,253	635,400
*	Dish TV India, Ltd.	304,209	254,023
	Divi’s Laboratories, Ltd.	31,510	1,083,586
*	DLF, Ltd.	8,800	97,729
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,290,514
	EIH, Ltd.	165,150	548,092
	Exide Industries, Ltd.	202,666	320,867
	Gail India, Ltd.	38,000	338,674
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,671,933
	Glenmark Pharmaceuticals, Ltd.	140,860	2,008,674
	Godrej Consumer Products, Ltd.	109,632	327,749
	Godrej Industries, Ltd.	124,636	476,961
	Great Eastern Shipping Co., Ltd.	110,304	956,352
	Great Offshore, Ltd.	27,576	331,070
	HCL Infosystems, Ltd.	32,934	88,588
	HCL Technologies, Ltd.	378,241	1,991,216
	HDFC Bank, Ltd.	386,733	11,175,511
*	Hero Honda Motors, Ltd. Series B	231,442	4,321,319
	Hindustan Unilever, Ltd.	2,562,524	14,246,917
#	ICICI Bank, Ltd. Sponsored ADR	629,447	19,525,446
	IDBI Bank, Ltd.	608,098	1,146,258
*	Idea Cellular, Ltd.	120,000	223,827
	Indiabulls Financial Services, Ltd.	189,195	1,064,753
	Indiabulls Securities, Ltd.	189,195	274,041

5

	Indian Hotels Co., Ltd.	700,446	1,215,093
	Infosys Technologies, Ltd.	657,429	26,003,718
	Infrastructure Development Finance Co., Ltd.	70,000	144,697
	ITC, Ltd.	2,817,332	11,999,812
	Jaiprakash Associates, Ltd.	522,020	1,950,372
	Jammu & Kashmir Bank, Ltd.	9,547	108,758
	Jindal Steel & Power, Ltd.	104,510	4,494,507
	JSW Steel, Ltd.	106,526	1,842,947
	Jubilant Organosys, Ltd.	95,560	779,605
	Larsen & Toubro, Ltd.	216,588	12,674,578
	Lupin, Ltd.	65,216	1,082,873
	Madras Cements, Ltd.	2,261	128,698
	Mahindra & Mahindra, Ltd.	267,561	3,493,956
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,184,575
	Maruti Suzuki India, Ltd.	162,177	2,372,902
*	Matrix Laboratories, Ltd.	90,511	318,325
	Motor Industries Co., Ltd.	24,618	2,153,657
*	Nirma, Ltd.	88,836	267,665
	Pantaloon Retail India, Ltd.	58,580	448,621
	Petronet LNG, Ltd.	97,953	131,530
	Piramal Healthcare, Ltd.	76,008	580,813
*	Piramal Life Sciences, Ltd.	7,600	28,871
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	196,125
	Ranbaxy Laboratories, Ltd.	411,794	4,826,177
	Raymond, Ltd.	21,867	95,675
	Reliance Capital, Ltd.	86,097	2,667,037
*	Reliance Communications, Ltd.	1,071,955	9,574,168
	Reliance Energy, Ltd.	191,590	4,270,377
	Reliance Industries, Ltd.	1,030,847	49,858,494
*	Reliance Natural Resources, Ltd.	1,377,563	2,935,343
*	Reliance Petroleum, Ltd.	81,000	286,893
	Satyam Computer Services, Ltd.	772,898	7,312,845
	Sesa GOA, Ltd.	267,500	957,052
*	Sesa GOA, Ltd. Bonus Shares	267,500	968,687
	Shree Cement, Ltd.	9,772	130,454
	Siemens India, Ltd.	191,851	2,379,387
	Sterlite Industries (India), Ltd. Series A	431,495	6,101,314
*	Sun Pharma Advanced Research Co., Ltd.	162,432	347,281
	Sun Pharmaceuticals Industries, Ltd.	162,432	5,423,269
	Tata Chemicals, Ltd.	130,261	969,501
	Tata Consultancy Services, Ltd.	378,487	6,951,033
	Tata Motors, Ltd.	408,049	4,065,477
	Tata Power Co., Ltd.	170,018	4,017,566
	Tata Steel, Ltd.	400,001	5,410,640
	Tata Tea, Ltd.	8,903	142,472
*	Tata Teleservices Maharashtra, Ltd.	1,428,166	850,196
	Thermax, Ltd.	46,429	513,092
	Titan Industries, Ltd.	21,191	607,135
	Unitech, Ltd.	343,920	1,233,010
*	United Phosphorus, Ltd.	69,388	526,197
	United Spirits, Ltd.	55,453	1,692,868
	Videsh Sanchar Nigam, Ltd.	141,799	1,325,610

6

Wipro, Ltd.	440,456	4,287,301
* Wire & Wireless India, Ltd.	264,530	135,117
Zee Entertainment Enterprises, Ltd.	502,607	2,467,374
Zee News, Ltd.	239,188	229,061
TOTAL COMMON STOCKS		303,749,703

PREFERRED STOCKS — (0.0%)
Tata Steel, Ltd.	533,337	1,114,660
TOTAL — INDIA		304,864,363

INDONESIA — (1.9%)
COMMON STOCKS — (1.9%)
PT Astra Agro Lestari Tbk	456,500	888,569
PT Astra International Tbk	4,101,961	9,237,525
* PT Bakrie & Brothers Tbk	21,200,000	795,158
PT Bank Central Asia Tbk	15,260,000	5,246,403
PT Bank Danamon Indonesia Tbk	2,896,000	1,693,653
PT Bank Mandiri Persero Tbk	5,220,000	1,595,918
PT Bank Rakyat Indonesia Tbk	3,070,000	1,942,507
PT Bumi Resources Tbk	11,510,000	6,842,371
PT Global Mediacom Tbk	440,000	18,376
PT Gudang Garam Tbk	1,417,000	994,668
PT Indocement Tunggal Prakarsa Tbk	1,210,000	840,934
PT Indofood Sukses Makmur Tbk	2,543,500	619,428
PT Indosat Tbk	5,352,500	3,532,959
PT International Nickel Indonesia Tbk	3,310,000	1,337,248
* PT Panasia Indosyntec Tbk	75,100	3,283
PT Semen Gresik Tbk	3,194,500	1,402,668
PT Telekomunikasi Indonesia Tbk	15,037,640	13,177,615
PT Unilever Indonesia Tbk	4,002,500	3,153,374
PT United Tractors Tbk	2,206,000	2,473,775
TOTAL COMMON STOCKS		55,796,432

RIGHTS/WARRANTS — (0.0%)
* PT United Tractors Tbk Rights 09/08/08	367,666	114,519
TOTAL — INDONESIA		55,910,951

ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
Africa-Israel Investments, Ltd.	21,821	823,645
Bank Hapoalim B.M.	1,583,031	6,157,633
Bank Leumi Le-Israel	1,637,515	6,753,758
Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	3,910,789
Clal Industries, Ltd.	23,420	91,026
Clal Insurance Enterprise Holdings, Ltd.	1,996	34,464
Delek Automotive Systems, Ltd.	11,121	143,070
Delek Group, Ltd.	4,584	551,216
Discount Investment Corp.	43,272	967,825
Elbit Systems, Ltd.	51,399	2,822,673

7

*	First International Bank of Israel, Ltd. (6123804)	133,659	271,996
*	First International Bank of Israel, Ltd. (6123815)	36,426	378,192
	IDB Development Corp., Ltd. Series A	10,449	228,020
	IDB Holding Corp., Ltd.	36,578	691,816
	Israel Chemicals, Ltd.	837,943	13,909,522
*	Israel Discount Bank Series A	232,575	382,207
	Koor Industries, Ltd.	1	23
	Makhteshim-Agan Industries, Ltd.	545,196	3,681,071
	Migdal Insurance Holdings, Ltd.	495,258	609,371
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,411,010
	Ormat Industries, Ltd.	113,997	1,269,788
	Osem Investment, Ltd.	67,801	858,101
	Partner Communications Co., Ltd.	124,006	2,682,053
*	Strauss Group, Ltd.	55,697	685,849
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,103,025	52,217,203
	United Mizrahi Bank, Ltd.	284,543	1,809,237
TOTAL — ISRAEL			104,341,558

MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
	Affin Holdings Berhad	747,600	405,954
*	Airasia Berhad	1,839,000	582,533
	Alliance Financial Group Berhad	1,164,400	926,966
	AMMB Holdings Berhad	2,636,359	2,364,834
	Asiatic Development Berhad	454,800	747,411
	Batu Kawan Berhad	170,000	414,371
	Berjaya Sports Toto Berhad	1,248,800	1,673,900
	Boustead Holdings Berhad	542,900	795,803
	British American Tobacco Berhad	265,700	3,085,216
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	11,114,082
	Digi.Com Berhad	582,762	3,944,054
	EON Capital Berhad	507,100	658,273
	Fraser & Neave Holdings Berhad	61,000	162,536
	Gamuda Berhad	2,662,000	2,015,198
	Genting Berhad	3,486,500	5,977,431
	Hong Leong Bank Berhad	930,550	1,572,028
	Hong Leong Financial Group Berhad	592,429	845,921
*	IJM Corp. Berhad	994,800	1,472,577
	IOI Corp. Berhad	5,861,295	8,773,661
	IOI Properties Berhad	302,600	416,314
	KLCC Property Holdings Berhad	778,600	619,864
	KNM Group Berhad	3,946,875	1,725,017
	Kuala Lumpur Kepong Berhad	857,100	2,995,398
	Lafarge Malayan Cement Berhad	626,280	845,927
	Malayan Banking Berhad	4,334,375	9,987,704
	Malaysian Airlines System Berhad	772,867	766,308
	Malaysian Bulk Carriers Berhad	437,200	447,116
	Malaysian Pacific Industries Berhad	160,400	332,842
	MISC Berhad	2,552,532	6,457,133
	MMC Corp. Berhad	1,503,800	925,919
	Nestle (Malaysia) Berhad	222,700	1,772,183

8

	Oriental Holdings Berhad	241,300	398,696
	Parkson Holdings Berhad	479,050	656,047
	Petronas Dagangan Berhad	647,000	1,274,302
	Petronas Gas Berhad	1,061,800	3,120,241
	Plus Expressways Berhad	3,046,800	2,555,499
	Pos Malaysia & Services Holdings Berhad	227,300	123,597
	PPB Group Berhad	935,900	2,583,350
	Public Bank Berhad	1,550,201	4,645,353
	Resorts World Berhad	5,603,500	4,451,094
	RHB Capital Berhad	525,900	644,839
	Sarawak Energy Berhad	430,200	288,479
	Shell Refining Co. Federation of Malaysia Berhad	227,000	735,035
	Sime Darby Berhad	3,961,909	7,907,317
	SP Setia Berhad	1,245,450	1,235,720
	Star Publications (Malaysia) Berhad	485,600	471,496
	Telekom Malaysia Berhad	2,691,100	2,827,317
	Tenaga Nasional Berhad	2,495,400	5,782,632
*	TM International Berhad	2,691,100	4,956,350
*	Transmile Group Berhad	50,000	16,698
*	UEM World Berhad	911,300	667,531
	UMW Holdings Berhad	729,066	1,317,286
	United Plantations Berhad	12,600	44,145
	YTL Corp. Berhad	1,578,966	2,966,515
	YTL Power International Berhad	3,372,332	1,866,094
TOTAL COMMON STOCKS			126,360,107

RIGHTS/WARRANTS — (0.0%)
*	IJM Land Berhad Warrants 09/05/08	99,480	108,465
TOTAL — MALAYSIA			126,468,572

MEXICO — (8.3%)
COMMON STOCKS — (8.3%)
	Alfa S.A.B. de C.V. Series A	90	469
#	America Movil S.A.B. de C.V. Series L	19,036,559	48,967,152
	America Movil S.A.B. de C.V. Series L ADR	376,240	19,331,211
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,318,171	6,717,285
	Cementos de Mexico S.A.B de C.V. Series B	4,505,312	9,030,121
#	Cemex S.A.B. de C.V. Sponsored ADR	799,194	16,023,840
#	Coca-Cola Femsa S.A.B. de C.V. Series L	584,500	3,330,986
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	50,462
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	833
	Corporativo Fragua S.A.B. de C.V. Series B	21	280
*	Dine S.A.B. de C.V.	116,965	89,065
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,100	1,648,878
	Embotelladora Arca S.A.B. de C.V., Mexico	182,600	628,630
*	Empresas ICA S.A.B. de C.V.	50	225
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	10,041,734
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	5,669,902
#	Grupo Carso S.A.B. de C.V. Series A-1	1,487,532	5,829,913
#	Grupo Elektra S.A. de C.V.	126,080	4,683,821

9

#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,119,016
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	9,321,937
	Grupo Gigante S.A.B. de C.V. Series B	87,382	135,967
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	4,493,034
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	200,433
*	Grupo Kuo S.A.B. de C.V. Series B	68	44
	Grupo Mexico S.A.B. de C.V. Series B	6,017,593	10,024,689
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	4,755,104
	Grupo Nutrisa S.A. de C.V.	129	151
*	Grupo Qumma S.A. de C.V. Series B	1,591	28
	Grupo Televisa S.A. (Certificate Representing Series A, Series B, Series D & Series L)	2,117,800	9,803,533
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,558,998
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	4,307,844
#	Industrias Penoles S.A.B. de C.V.	248,450	4,105,094
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	884,600	3,866,939
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	6,216,858
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	5,777
*	Savia S.A. de C.V.	120,000	9,336
	Telefonos de Mexico S.A. de C.V. Series A	200,000	248,961
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	12,774,389
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	742,014
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	137,123
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	10,416,800	7,395,166
	Telmex Internacional S.A.B. de C.V. ADR	30,200	426,122
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,692,980	17,114,755
TOTAL — MEXICO			244,808,119

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	3,075,000	486,978
	Ayala Corp. Series A	391,813	2,539,546
	Ayala Land, Inc.	11,518,518	2,546,804
	Banco de Oro- EPCI, Inc.	1,292,908	1,159,124
	Bank of the Philippine Islands	2,900,456	2,911,062
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	166,322
	Metro Bank & Trust Co.	1,244,635	1,018,750
	Philippine Long Distance Telephone Co.	125,290	7,363,487
	Pilipino Telephone Corp.	876,000	163,283
	SM Prime Holdings, Inc.	7,903,168	1,384,342
TOTAL — PHILIPPINES			19,739,698

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Asseco Poland SA	6,365	173,164
	Bank Millennium SA	480,376	1,459,902
	Bank Pekao SA	163,030	12,952,961
*	Bank Przemyslowo Handlowy BPH SA	2,029	64,786
	Bank Zackodni WBK SA	37,228	2,865,317

10

	Browary Zywiec SA	13,855	3,588,955
*	Getin Holdings SA	444,619	1,894,128
*	Grupa Lotos SA	78,623	937,848
	Kredyt Bank SA	88,259	543,028
*	Mondi Packaging Paper Swiecie SA	26,883	435,872
*	PBG SA	3,132	326,393
	Polski Koncern Naftowy Orlen SA	449,310	6,492,120
	Polskie Gornictwo Naftowe I Gazownictwo SA	267,730	401,508
	Powszechna Kasa Oszczednosci Bank Polski SA	157,417	3,383,909
	Telekomunikacja Polska SA	1,112,400	11,160,858
	TVN SA	205,099	1,609,860
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	51,657
TOTAL — POLAND			48,342,266

SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
	ABSA Group, Ltd.	500,878	7,071,253
*	Adcock Ingram Holdings, Ltd.	253,166	1,233,352
	African Bank Investments, Ltd.	733,060	2,636,944
	African Rainbow Minerals, Ltd.	184,031	6,179,286
	Anglo American Platinum Corp., Ltd.	143,540	18,080,990
#	AngloGold Ashanti, Ltd.	426,621	11,468,418
	ArcelorMittal South Africa, Ltd.	459,163	10,816,300
	Aspen Pharmacare Holdings, Ltd.	390,295	2,365,779
	Aveng, Ltd.	564,485	4,849,986
	Barloworld, Ltd.	325,200	2,880,206
*	Bidvest Group, Ltd.	422,101	6,251,317
	Discovery Holdings, Ltd.	556,542	1,603,712
*	Eqstra Holdings, Ltd.	289,896	536,670
	Exxaro Resources, Ltd.	114,491	1,706,796
	FirstRand, Ltd.	5,239,052	11,156,544
	Freeworld Coatings, Ltd.	325,200	316,493
#	Gold Fields, Ltd.	306,889	2,808,155
	Gold Fields, Ltd. Sponsored ADR	442,200	4,024,020
*	Harmony Gold Mining Co., Ltd.	416,418	3,631,437
	Impala Platinum Holdings, Ltd.	749,481	21,147,015
	Imperial Holdings, Ltd.	289,896	2,029,200
	Investec, Ltd.	276,298	2,058,499
	Kumba Iron Ore, Ltd.	132,643	4,328,168
	Liberty Group, Ltd.	224,453	2,047,868
	Massmart Holdings, Ltd.	311,299	3,354,764
#	Mondi, Ltd.	63,861	413,620
	MTN Group, Ltd.	2,592,990	39,865,997
	Murray & Roberts Holdings, Ltd.	426,289	5,753,338
	Naspers, Ltd. Series N	585,271	14,698,307
	Nedbank Group, Ltd.	470,879	6,360,704
	Network Healthcare Holdings, Ltd.	1,992,016	2,220,858
	Pick’n Pay Stores, Ltd.	434,325	1,663,875
	Pretoria Portland Cement Co., Ltd.	970,260	4,277,471
	Reunert, Ltd.	272,528	2,054,122
	Sanlam, Ltd.	3,763,590	8,682,160

11

	Sappi, Ltd.	243,332	2,561,945
	Sappi, Ltd. Sponsored ADR	99,500	1,054,700
	Sasol, Ltd. Sponsored ADR	873,425	48,029,641
	Shoprite Holdings, Ltd.	702,735	4,189,175
	Standard Bank Group, Ltd.	1,797,036	20,965,740
	Steinhoff International Holdings, Ltd.	1,363,005	3,259,110
	Sun International, Ltd.	106,405	1,302,128
	Telkom South Africa, Ltd.	614,393	11,107,420
	Tiger Brands, Ltd.	253,166	4,452,829
	Truworths International, Ltd.	711,817	2,884,479
	Woolworths Holdings, Ltd.	1,313,650	2,141,733
TOTAL — SOUTH AFRICA			322,522,524

SOUTH KOREA — (9.4%)
COMMON STOCKS — (9.4%)
#	Amorepacific Corp.	3,527	2,093,135
	Cheil Industrial, Inc.	20,690	980,312
*	CJ Cheiljedang Corp.	3,287	714,240
	Daelim Industrial Co., Ltd.	18,800	1,158,743
#	Daewoo Engineering & Construction Co., Ltd.	218,088	2,316,145
#	Daewoo International Corp.	45,870	1,367,796
#	Daewoo Securities Co., Ltd.	103,195	1,546,341
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	4,501,426
#	DC Chemical Co., Ltd.	6,626	1,790,370
	Dong Bu Insurance Co., Ltd.	22,580	632,178
	Dongkuk Steel Mill Co., Ltd.	1,400	49,888
* #	Doosan Corp.	8,040	901,933
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	2,058,306
#	Doosan Infracore Co., Ltd.	97,520	1,883,899
#	GS Engineering & Construction Corp.	27,320	2,097,814
	GS Holdings Corp.	42,945	1,081,847
	Hana Financial Group, Inc.	112,261	3,976,899
#	Hanjin Heavy Industries and Construction Holdings Co., Ltd.	15,169	416,019
#	Hanjin Shipping Co., Ltd.	8,522	216,506
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,233,006
	Hanwha Corp.	22,240	754,422
* #	Hite Brewery Co., Ltd.	5,979	1,147,590
* #	Hynix Semiconductor, Inc.	118,050	2,077,623
	Hyundai Development Co.	37,270	1,407,645
	Hyundai Engineering & Construction Co., Ltd.	570	29,213
#	Hyundai Heavy Industries Co., Ltd.	49,890	10,843,145
#	Hyundai Merchant Marine Co., Ltd.	24,600	871,278
	Hyundai Mipo Dockyard Co., Ltd.	6,322	904,363
	Hyundai Mobis	53,070	4,406,784
#	Hyundai Motor Co., Ltd.	122,979	8,034,841
	Hyundai Securities Co., Ltd.	1	10
#	Hyundai Steel Co.	58,560	2,710,270
*	Industrial Bank of Korea	43,600	619,262
	Kangwon Land, Inc.	150,410	2,640,405
#	KCC Corp.	7,410	2,430,632
* #	Kia Motors Corp.	263,640	3,143,990

12

	Kookmin Bank	161,175	8,817,597
#	Kookmin Bank Sponsored ADR	117,300	6,428,040
	Korea Electric Power Corp.	295,290	8,934,280
	Korea Exchange Bank	200,200	2,507,296
	Korea Gas Corp.	35,793	2,576,904
#	Korea Zinc Co., Ltd.	4,366	504,698
	Korean Air Co., Ltd.	8,396	295,345
	KT Corp.	195,930	8,034,100
*	KT Freetel, Ltd.	47,030	1,233,943
	KT&G Corp.	103,590	8,706,779
	LG Chemical, Ltd.	36,776	3,183,660
#	LG Corp.	129,413	7,386,466
#	LG Electronics, Inc.	88,910	8,190,994
#	LG Household & Healthcare Co., Ltd.	5,120	885,208
#	LG Phillips LCD Co., Ltd.	106,110	2,614,706
*	Lotte Shopping Co., Ltd.	2,800	761,911
#	LS Corp.	8,728	632,478
#	Mirae Asset Securities Co., Ltd.	5,410	440,139
	POSCO	46,060	19,812,136
	POSCO ADR	73,100	7,829,010
	S1 Corp.	3,130	171,917
	Samsung Corp.	77,520	3,365,357
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,120,135
	Samsung Electronics Co., Ltd.	97,139	45,565,163
	Samsung Engineering Co., Ltd.	16,857	1,071,424
	Samsung Fire and Marine Insurance, Ltd.	27,229	4,945,068
#	Samsung Heavy Industries Co., Ltd.	126,000	3,583,645
* #	Samsung SDI Co., Ltd.	24,812	1,884,849
#	Samsung Securities Co., Ltd.	33,780	1,830,379
#	Samsung Techwin Co., Ltd.	28,393	810,039
	Shinhan Financial Group Co., Ltd.	190,952	8,663,425
	Shinhan Financial Group Co., Ltd. ADR	19,900	1,793,985
#	Shinsegae Co., Ltd.	10,460	5,194,003
	SK Co., Ltd.	21,194	2,111,020
	SK Energy Co., Ltd.	51,889	4,055,195
*	SK Networks Co., Ltd.	103,360	1,582,298
	SK Telecom Co., Ltd.	56,085	10,333,327
#	S-Oil Corp.	47,310	2,805,515
#	STX Corp.	12,839	356,730
	Woongjin Coway Co., Ltd.	13,260	403,621
#	Woori Investment & Securities Co., Ltd.	67,386	1,169,695
TOTAL — SOUTH KOREA			275,630,756

TAIWAN — (9.4%)
COMMON STOCKS — (9.4%)
	Acer, Inc.	1,964,494	3,919,428
	Advanced Semiconductor Engineering, Inc.	2,990,901	2,156,517
#	Advanced Semiconductor Engineering, Inc. ADR	155,996	556,907
	Advantech Co., Ltd.	353,244	794,493
	Asia Cement Corp.	2,380,693	2,624,216
	Asustek Computer, Inc.	2,954,960	6,793,389

13

	AU Optronics Corp.	5,263,912	6,249,689
	AU Optronics Corp. Sponsored ADR	239,183	2,855,851
	Catcher Co., Ltd.	249,116	836,011
	Cathay Financial Holdings Co., Ltd.	8,888,761	16,995,041
	Chang Hwa Commercial Bank	3,763,796	2,227,172
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,302,761
	Cheng Uei Precision Industry Co., Ltd.	236,659	495,606
	Chi Mei Optoelectronic Corp.	4,850,504	4,073,839
*	China Airlines	2,271,981	768,112
	China Development Financial Holding Corp.	8,738,526	2,754,171
	China Motor Co., Ltd.	1,014,196	591,918
	China Steel Corp.	8,387,027	10,265,594
	Chinatrust Financial Holdings Co., Ltd.	6,124,283	3,940,467
	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,193,079
*	CMC Magnetics Corp.	2,482,400	638,821
	Compal Electronics, Inc.	2,776,927	2,491,039
	Delta Electronics Industrial Co., Ltd.	1,669,831	4,472,536
	D-Link Corp.	459,440	553,635
	E.Sun Financial Holding Co., Ltd.	2,272,472	875,313
	Epistar Corp.	334,404	598,426
*	Eva Airways Corp.	2,096,444	767,406
	Evergreen Marine Corp., Ltd.	2,092,869	1,186,004
	Everlight Electronics Co., Ltd.	115,555	273,206
	Far East Textile, Ltd.	4,207,850	3,859,894
	Far Eastern Department Stores, Ltd.	115,500	84,658
	First Financial Holding Co., Ltd.	5,083,487	3,837,807
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,916,445
	Formosa Plastics Corp.	4,721,167	9,199,921
	Formosa Taffeta Co., Ltd.	484,000	365,783
*	Foxconn Technology Co., Ltd.	546,086	2,695,429
	Fubon Financial Holding Co., Ltd.	5,940,052	5,002,924
*	Hon Hai Precision Industry Co., Ltd.	5,183,007	26,000,735
	Hotai Motor Co., Ltd.	387,000	972,236
	HTC Corp.	502,095	9,303,238
	Hua Nan Financial Holding Co., Ltd.	5,559,124	4,131,210
	Inventec Corp.	1,575,202	924,124
	Kinsus Interconnect Technology Corp.	211,150	405,805
	Largan Precision Co., Ltd.	83,492	1,126,815
	Lite-On Technology Corp.	1,445,396	1,420,025
	Macronix International Co., Ltd.	1,369,329	542,881
	Media Tek, Inc.	876,059	10,059,464
	Mega Financial Holding Co., Ltd.	9,477,535	5,959,470
	Mitac International Corp.	1,125,282	630,810
	Nan Ya Plastic Corp.	6,878,218	10,760,578
*	Nanya Technology Co., Ltd.	3,664,634	1,233,576
*	Pacific Electric Wire & Cable Corp.	233,200	3,845
	Phoenix Precision Technology Corp.	910	508
	Pou Chen Corp.	1,911,758	1,454,977
	President Chain Store Corp.	776,260	2,280,620
	Qisda Corp.	1,278,709	643,694
	Quanta Computer, Inc.	3,206,832	4,819,620
	Realtek Semiconductor Corp.	274,783	555,179

14

	Richtek Technology Corp.	75,900	625,293
	Shin Kong Financial Holding Co., Ltd.	3,697,622	2,031,488
	Siliconware Precision Industries Co., Ltd.	2,347,324	3,209,795
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,474
	SinoPac Holdings Co., Ltd.	4,399,033	1,532,074
	Synnex Technology International Corp.	770,364	1,488,896
	Taishin Financial Holdings Co., Ltd.	3,774,225	1,158,326
*	Taiwan Business Bank	2,272,325	716,256
	Taiwan Cement Corp.	2,415,895	2,361,261
	Taiwan Cooperative Bank	1,452,634	1,069,554
	Taiwan Fertilizer Co., Ltd.	95,000	292,247
	Taiwan Glass Industrial Corp.	1,271,068	946,994
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,398	41,027,575
*	Tatung Co., Ltd.	2,839,000	1,035,912
	Teco Electric & Machinery Co., Ltd.	250,000	109,665
	Transcend Information, Inc.	203,999	530,795
	Tung Ho Steel Enterprise Corp.	503,000	662,319
	U-Ming Marine Transport Corp.	648,860	1,710,375
	Uni-President Enterprises Corp.	2,796,991	3,007,713
	United Microelectronics Corp.	12,115,912	5,050,985
*	Via Technologies, Inc.	813,000	558,439
	Walsin Lihwa Corp.	2,278,539	788,891
	Wan Hai Lines Co., Ltd.	1,707,209	924,560
	Wistron Corp.	1,081,694	1,566,131
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yang Ming Marine Transport Corp.	2,245,135	1,089,677
	Yuanta Financial Holding Co., Ltd.	1,526,885	872,531
	Yulon Motor Co., Ltd.	1,257,714	1,009,055
TOTAL — TAIWAN			274,823,199

THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
	Advance Info Service PCL (Foreign)	1,654,700	4,301,060
#	Bangkok Bank PCL (Foreign)	274,400	945,654
	Bangkok Bank PCL (Foreign) NVDR	1,256,200	4,292,506
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	625,318
* #	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,779,900	1,664,368
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	154,468
	Banpu Coal, Ltd.	24,100	274,504
	Banpu PCL (Foreign)	123,500	1,413,902
#	BEC World PCL (Foreign)	1,178,000	770,654
	Big C Supercenter PCL (Foreign) NVDR	25,000	36,142
#	Bumrungrad Hospital PCL (Foreign)	297,000	325,277
	C.P. Seven Eleven PCL (Foreign)	2,614,700	824,730
	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	339,283
	Central Pattana PCL (Foreign)	888,500	529,363
#	Charoen Pokphand Foods PCL (Foreign)	4,487,600	511,146
#	Delta Electronics (Thailand) PCL (Foreign)	1,050,510	536,914
	Italian-Thai Development PCL (Foreign)	1,617,400	216,346
#	Kasikornbank PCL (Foreign)	1,730,300	3,638,481
	Kasikornbank PCL (Foreign) NVDR	164,500	345,911

15

#	Krung Thai Bank PCL (Foreign)	6,364,070	1,412,586
	Land & Houses PCL (Foreign)	559,510	111,935
	Land & Houses PCL (Foreign) NVDR	3,647,800	708,466
	Precious Shipping PCL	212,900	122,492
	Precious Shipping PCL (Foreign) NVDR	320,400	184,342
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	871,467
	PTT Chemical PCL (Foreign)	818,560	1,804,944
	PTT Exploration & Production PCL (Foreign)	300,000	1,305,491
*	PTT PCL (Foreign)	250,000	1,942,173
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,016,000	1,134,988
	Siam Cement PCL (Foreign) (6609906)	125,700	620,424
#	Siam Cement PCL (Foreign) (6806387)	203,213	1,003,008
	Siam Commercial Bank PCL (Foreign)	1,074,766	2,464,052
	Siam Makro PCL (Foreign)	112,500	279,279
	Thai Oil PCL (Foreign)	1,124,600	1,634,020
	Thai Union Frozen Products PCL (Foreign)	574,020	311,822
	The Siam Cement PCL (Foreign) NVDR	377,100	1,817,217
#	Thoresen Thai Agencies PCL (Foreign)	276,000	304,293
* #	TMB Bank PCL (Foreign)	22,454,501	767,283
TOTAL — THAILAND			40,546,309

TURKEY — (2.0%)
COMMON STOCKS — (2.0%)
	Akbank T.A.S.	1,278,133	6,557,985
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	4,441,649
	Arcelik A.S	148,889	577,213
*	Asya Katilim Bankasi A.S.	144,411	313,523
*	Aygaz A.S.	1	1
	BIM BirlesikMagazalar A.S.	9,033	348,916
	Coca-Cola Icecek A.S.	10,186	92,335
*	Dogan Sirketler Grubu Holding A.S.	787,928	1,145,375
*	Dogan Yayin Holding A.S.	2	4
	Enka Insaat ve Sanayi A.S.	275,905	2,445,792
	Eregli Demir ve Celik Fabrikalari Turk A.S.	917,982	6,166,291
	Ford Otomotiv Sanayi A.S.	114,792	884,884
*	Koc Holding A.S. Series B	615,835	2,130,392
	Migros Turk A.S.	120,891	2,191,301
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	316,852
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	6,790,049
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	655,854
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,704,681
#	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,426,230
*	Turkiye Garanti Bankasi A.S.	3,050,792	9,031,874
	Turkiye Is Bankasi A.S.	1,372,915	6,522,587
	Turkiye Vakiflar Bankasi T.A.O.	165,700	313,186
*	Yapi ve Kredi Bankasi A.S.	1,340,633	2,979,945
TOTAL — TURKEY			58,036,919

16

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§ @	DFA Short Term Investment Fund LP	$306,092	306,092,389

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $31,062,962 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 07/01/27 to 08/01/38 & FNMA, rates ranging from 4.888%(r) to 7.000%, maturities ranging from 05/01/20 to 12/01/37, valued at $19,891,772) to be repurchased at $19,506,374	19,502	19,501,737

TOTAL SECURITIES LENDING COLLATERAL			325,594,126

TOTAL INVESTMENTS - (100.0%)
(Cost $1,994,265,392) ##			$2,931,556,470

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas S.A.I.C.	1,007	$1,224
	Banco Macro SA	213,986	422,002
*	Capex SA Series A	79,110	152,176
*	Carboclor SA	50,662	19,327
*	Celulosa Argentina SA Series B	8,473	9,835
*	Central Puerto SA Series B	61,000	116,354
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	219,427
	Dycasa SA Series B	23,052	30,928
*	Endesa Costanera SA Series B	50,000	60,779
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	47,330
	Fiplasto SA	21,500	10,183
*	Grupo Estrella SA Series B	30,460	12,211
	Importadora y Exportadora de la Patagonia Series B	24,999	145,476
	Introductora de Buenos Aires SA Series A	9,832	4,450
*	IRSA Inversiones y Representaciones SA	379,635	343,654
*	Juan Minetti SA	131,531	68,037
	Ledesma S.A.A.I.	387,128	531,914
*	MetroGas SA Series B	90,000	32,297
*	Polledo SA Industria Constructora y FinancierA	88,891	15,806
	Solvay Indupa S.A.I.C.	440,500	545,434
TOTAL — ARGENTINA			2,788,844

BRAZIL — (9.3%)
COMMON STOCKS — (2.2%)
	Acos Villares SA Avil	166,000	121,190
	AES Tiete SA (2440693)	18,900	188,420
	AES Tiete SA (2441038)	20,528	192,308
*	American Banknote SA	6,600	66,607
*	Anhanguera Educacional Participacoes SA	8,100	139,141
*	B2W Cia Global Do Varejo	12,000	428,098
	Bematech SA	8,000	35,386
*	Bombril SA	2,800	15,718
*	Cia de Gas de Sao Paulo	4,100	107,229
	Cia de Saneamento do Parana	176,900	265,893
	Cia Energetica de Sao Paulo	39,300	629,764
#	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	16,100	721,280
*	Cosan SA Industria e Comercio	24,800	391,627
	Cremer SA	4,300	35,350
*	Cyrela Brazil Realty SA	79,800	1,003,130
	Datasul SA	3,000	15,552

1

*	Diagnosticos Da America SA	7,100	161,732
	Energias do Brazil SA	8,202	143,309
	Eternit SA	140,670	582,529
	Ferbasa-Ferro Ligas Da Bahia	4,300	41,417
	Fertilizantes Fosfatados SA	5,200	299,877
*	Global Village Telecom Holding SA	10,900	247,290
	Globex Utilidades SA	58,737	522,147
*	IdeiasNet SA	205,300	754,446
	Industrias Romi SA	12,600	104,742
*	JBS SA	47,700	194,019
*	JHSF Participacoes SA	8,200	33,706
*	Light SA	22,100	310,485
*	Localiza Rent a Car SA	15,500	155,951
*	Lojas Americanas SA	4,200	27,828
	Lojas Renner SA	25,200	456,074
*	LPS Brasila Consultoria de Imoveis SA	2,100	29,503
*	Lupatech SA	3,800	142,209
*	M Dias Branco SA	13,200	168,442
*	M&G Poliester SA	640,780	51,105
*	Magnesita Refratarios SA	441,455	5,335,377
	Mangels Industrial SA	14,600	134,356
*	Medial Saude SA	5,600	42,086
	Natura Cosmeticos SA	21,500	250,350
*	OdontoPrev SA	2,300	51,926
	Perdigao SA	202,274	5,064,296
#	Perdigao SA ADR	71,200	3,586,344
*	Positivo Informatica SA	5,200	37,644
*	Sao Martinho SA	6,000	95,706
	Sao Paulo Alpargatas SA	5,100	258,129
*	Tam SA	8,400	166,557
*	Totvs SA	1,700	59,417
*	Universo Online SA	7,200	29,816
TOTAL COMMON STOCKS			23,895,508

PREFERRED STOCKS — (7.1%)
	Banco Mercantil do Brasil SA	6,500	58,580
	Bardella SA Industrias Mecanicas	1,100	200,632
#	Braskem SA Preferred A Sponsored ADR	301,000	4,397,610
	Centrais Electricas de Santa Catarina SA	57,900	1,598,466
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,583,460
*	Companhia de Tecidos Norte de Minas	144,942	564,651
	Companhia de Transmissao de Energia Eletrica Paulista	52,202	1,474,466
	Companhia Energetica do Ceara Coelce Series A	63,400	816,810
	Companhia Paranaense de Energia-Copel Series B	403,700	6,934,724
	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	271,602
	Confab Industrial SA	431,028	1,679,161
	Duratex SA	245,400	4,201,910
	Eletropaulo Metropolita SA Preferred A	248,500	4,280,908
	Empressa Metropolitanade Aguas e Energia SA	24,000	189,865
	Energisa SA Prf NPV	27,760	153,276

2

	Forjas Taurus SA	164,620	658,480
	Fras-Le SA	20,200	58,245
	Gol Linhas Aereas Inteligentes SA	81,900	736,598
*	Industria de Bebidas Antarctica Polar SA	23,000	37,040
*	Inepar Industria e Construcoes SA	11,690	335,568
	Klabin SA	1,412,700	4,342,102
	Lojas Americanas SA	296,203	1,877,164
	Mahle-Metal Leve SA Industria e Comercio	28,666	606,646
	Marcopolo SA	271,000	1,029,135
	Metalurgica Gerdau SA	58	1,477
*	Net Servicos de Comunicacao SA	400,902	4,623,900
#	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,032,646
*	Paranapanema SA	322,525	969,554
	Petroquimica Uniao SA	33,872	303,393
	Randon e Participacoes SA	213,000	1,737,975
	Rasip Agro-Pastoril SA	51,000	15,644
*	SA Fabrica de Produtos Alimenticios Vigor	209,000	352,607
	Sadia SA	238,000	1,572,552
	Sadia SA ADR	300,000	5,982,000
	Sao Paulo Alpargatas SA	24,300	1,088,431
	Saraiva Livreiros Editores	36,700	619,172
*	Sharp SA Equipamentos Eletronicos	30,200,000	371
	Suzano Papel e Celullose SA	390,634	4,960,812
	Telemig Celular Participacoes SA	86,801	2,215,289
	Ultrapar Participacoes SA	263,040	9,446,848
	Uniao de Industrias Petroquimicas SA Series B	968,679	826,052
	Votorantim Celulose e Papel SA	12,623	270,504
	Votorantim Celulose e Papel SA Sponsored ADR	155,700	3,288,384
	Whirlpool SA	301,516	571,586
TOTAL PREFERRED STOCKS			78,966,296

RIGHTS/WARRANTS — (0.0%)
*	Totvs SA Rights 09/18/08	4	—
TOTAL — BRAZIL			102,861,804

CHILE — (1.2%)
COMMON STOCKS — (1.2%)
	Banmedica SA	1,312,094	1,295,461
	Cementos Bio-Bio SA	452,622	937,905
	Cintac SA	324,650	161,454
	Compania de Consumidores de Gas Santiago SA	71,374	278,397
	Compania SudAmericana de Vapores SA	1,048,511	1,410,965
	Corpbanca SA	327,140,907	1,786,435
	Cristalerias de Chile SA	159,630	1,463,210
	Empresas Iansa SA	4,176,187	158,821
	Farmacias Ahumada SA	242,158	566,728
	Industrias Forestales SA	20,000	4,291
	Madeco SA	5,444,501	509,675
#	Madeco SA Sponsored ADR	22,200	202,242
	Masisa SA	5,065,669	824,931

3

	Parque Arauco SA	1,055,338	946,768
	Soquimic Comercial SA	562,478	320,045
	Vina de Concha y Toro SA	1,108,893	2,216,705
#	Vina de Concha y Toro SA Sponsored ADR	7,386	294,147
	Vina San Pedro SA	40,113,498	289,459
TOTAL COMMON STOCKS			13,667,639

RIGHTS/WARRANTS — (0.0%)
*	Vapores SA Rights 09/17/08	1,048,511	10,536
TOTAL — CHILE			13,678,175

CHINA — (8.9%)
COMMON STOCKS — (9.1%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	13,763
	AMVIG Holdings, Ltd.	1,365,100	1,221,767
	Anhui Expressway Co., Ltd.	834,000	522,285
* #	AviChina Industry and Technology Co., Ltd.	2,340,000	390,173
	Baoye Group Co., Ltd.	400,000	133,369
#	Beijing Capital Land, Ltd.	1,622,000	320,361
	Beijing Enterprises Holdings, Ltd.	96,000	356,346
*	Brilliance China Automotive Holdings, Ltd.	9,784,000	1,008,851
#	Byd Co., Ltd.	1,102,000	1,263,843
	Catic Shenzhen Holdings, Ltd.	494,000	243,428
#	Chaoda Modern Agriculture	6,897,631	7,325,173
*	China Aerospace International Holdings, Ltd.	4,553,900	393,940
	China Banking Corp.	1,500	18,066
	China Ecotek Corp.	170,000	255,759
#	China Everbright International, Ltd.	5,281,800	1,090,237
#	China Foods, Ltd.	3,419,200	1,354,711
#	China Gas Holdings, Ltd.	5,841,500	1,382,462
#	China Green (Holdings), Ltd.	1,392,800	1,232,344
*	China Haidian Holdings, Ltd.	2,455,000	109,550
	China Hi-Ment Corp.	396,348	504,293
#	China Infrastructure Machinery Holdings, Ltd.	1,662,000	1,442,705
	China Insurance International Holdings Co., Ltd.	333,000	689,411
*	China Life Insurance Co., Ltd.	1,647,177	866,983
*	China Metal Products Co., Ltd.	388,772	499,828
* #	China Mining Resources Group, Ltd.	9,903,900	548,783
#	China Pharmaceutical Group, Ltd.	2,898,000	953,060
#	China Power International Development, Ltd.	6,515,200	1,998,116
	China Rare Earth Holdings, Ltd.	2,736,300	418,305
#	China Shineway Pharmaceutical Group, Ltd.	460,200	327,715
#	China State Construction International Holdings, Ltd.	3,984,000	929,617
	China Steel Chemical Corp.	412,554	958,821

4

	China Travel International Investment Hong Kong, Ltd.	5,900,000	1,286,980
#	China Yurun Food Group, Ltd.	2,622,000	4,473,930
	Chinese Maritime Transport, Ltd.	446,850	1,286,117
#	Chongqing Iron and Steel Co., Ltd.	856,000	258,194
*	CITIC 21CN Co., Ltd.	4,363,200	134,367
* #	CITIC Resources Holdings, Ltd.	8,560,600	2,036,474
	CNPC (Hong Kong), Ltd.	6,830,000	2,618,264
#	Comba Telecom Systems Holdings, Ltd.	1,551,600	390,764
	COSCO International Holdings, Ltd.	2,411,000	866,382
#	Dalian Port (PDA) Co., Ltd.	3,280,000	1,793,831
	Digital China Holdings, Ltd.	443,800	224,950
#	Dynasty Fine Wines Group, Ltd.	2,274,600	310,234
*	Enerchina Holdings, Ltd.	1,881,945	50,527
	First Tractor Co., Ltd.	706,000	129,897
*	Founder Holdings, Ltd.	562,900	20,034
#	FU JI Food & Catering Services	910,800	1,041,799
#	Geely Automobile Holdings, Ltd.	9,466,900	832,796
	Global Bio-Chem Technology Group Co., Ltd.	6,287,400	2,387,731
#	Golden Eagle Retail Group, Ltd.	3,066,000	2,837,474
	Great Wall Motor Co., Ltd.	698,500	329,551
*	Great Wall Technology Co., Ltd.	652,000	86,220
	Guangdong Investment, Ltd.	5,402,000	1,834,150
#	Guangzhou Pharmaceutical Co., Ltd.	346,000	171,619
#	Guangzhou Shipyard International Co., Ltd.	280,000	484,195
	GZI Transport, Ltd.	2,027,300	923,958
	Hainan Meilan International Airport Co., Ltd.	364,000	286,102
	Harbin Power Equipment Co., Ltd.	1,244,000	1,532,626
#	Hengan International Group Co., Ltd.	79,000	264,269
#	HKC (Holdings), Ltd.	12,319,657	2,068,693
#	Hopson Development Holdings, Ltd.	1,282,000	1,270,739
#	Hunan Non-Ferrous Metal Corp., Ltd.	5,610,000	947,405
#	Jingwei Textile Machinery Co., Ltd.	234,000	32,777
* #	Kingway Brewery Holdings, Ltd.	1,595,800	162,120
#	Li Ning Co., Ltd.	2,389,000	5,934,728
	Lianhua Supermarket Holdings Co., Ltd.	364,000	622,654
	Lingbao Gold Co., Ltd.	478,000	135,053
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	569,408
	Minmetals Resources, Ltd.	3,294,000	754,640
	Nanjing Panda Electronics Co., Ltd.	284,000	51,212
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,039,590
	Qingling Motors Co., Ltd.	2,390,000	375,347
*	Semiconductor Manufacturing International Corp.	48,537,000	2,266,379
#	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	144,837
#	Shanghai Prime Machinery Co., Ltd.	1,214,000	202,307
	Shenji Kunming Machine Tool Co., Ltd.	195,000	131,179
#	Shenzhen Expressway Co., Ltd.	2,570,000	1,257,673
	Shenzhen International Holdings, Ltd.	24,914,300	1,963,392
	Shenzhen Investment, Ltd.	7,172,000	1,905,993

5

	Shenzhou International Group	1,095,000	232,828
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,680,415
#	Sichuan Expressway Co., Ltd.	1,552,000	352,317
	SinoCom Software Group, Ltd.	1,439,200	168,945
	Sinolink Worldwide Holdings, Ltd.	5,475,300	732,915
#	Sinopec Kantons Holdings, Ltd.	1,368,300	198,811
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,600,000	293,108
	Sinotrans, Ltd.	5,913,000	1,335,664
	Skyworth Digital Holdings, Ltd.	3,774,300	407,629
	SRE Group, Ltd.	4,586,000	437,221
*	Stone Group Holdings, Ltd.	2,896,000	140,251
* #	TCL Communication Technology Holdings, Ltd.	9,301,000	177,861
* #	TCL Multimedia Technology Holdings, Ltd.	11,188,700	305,429
#	Tianjin Capital Environmental Protection	622,000	113,788
	Tianjin Development Holdings, Ltd.	1,845,800	1,021,253
* #	Towngas China Co., Ltd.	3,173,000	1,232,183
	TPV Technology, Ltd.	5,356,000	2,594,320
#	Travelsky Technology, Ltd.	2,083,000	1,265,196
	Weiqiao Textile Co., Ltd.	1,359,000	1,077,251
#	Xiamen International Port Co., Ltd.	1,860,000	326,465
#	Xinao Gas Holdings, Ltd.	2,178,000	3,455,193
#	Xiwang Sugar Holdings Co., Ltd.	1,624,000	488,213
*	Zhejiang Glass Co., Ltd.	445,000	220,089
TOTAL COMMON STOCKS			98,760,970

RIGHTS/WARRANTS — (0.0%)
* #	China State Construction International Holdings, Ltd. Rights 02/27/09	96,857	496
TOTAL — CHINA			98,761,466

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	1,746,143
* #	Fotex NYRT	119,895	444,132
* #	Pannonplast NYRT	194,795	1,455,281
* #	RABA Automotive Holding NYRT	73,839	650,510
* #	Synergon Information Systems	37,006	187,387
	Zwack Unicum NYRT	1,100	98,984
TOTAL — HUNGARY			4,582,437

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
*	3M India, Ltd.	4,899	179,346
*	Abhishek Industries, Ltd.	216,492	72,078
	Adlabs Films, Ltd.	66,472	734,359
	Ador Welding, Ltd.	17,588	51,591
	Aftek, Ltd.	125,900	111,401
*	Agro Tech Foods, Ltd.	39,674	116,645
	Ajmera Realty & Infra India	111,700	239,674
	Alembic, Ltd.	329,290	313,254

6

	Alfa Laval (India), Ltd.	7,075	129,000
	Alok Industries, Ltd.	315,146	289,914
	Ansal Properties & Infrastructure, Ltd.	196,315	443,628
	Apollo Hospitals Enterprise, Ltd.	124,821	1,374,256
	Apollo Tyres, Ltd.	880,050	780,153
*	Aptech, Ltd.	69,254	330,234
*	Arvind Mills, Ltd.	279,573	185,317
*	Asahi India Glass, Ltd.	307,030	415,520
	Ashapura Minechem, Ltd.	134,220	353,906
	Asian Hotels, Ltd.	26,208	261,613
	Aurobindo Pharma, Ltd.	108,294	769,274
	Automotive Axles, Ltd.	19,185	126,415
	Avaya GlobalConnect, Ltd.	27,160	82,944
	Aventis Pharma, Ltd.	23,466	443,957
	Bajaj Auto Finance, Ltd.	54,772	165,807
	Bajaj Hindusthan, Ltd.	81,444	313,032
	Balaji Telefilms, Ltd.	131,073	499,003
	Ballarpur Industries, Ltd.	1,021,629	765,907
	Balmer Lawrie & Co., Ltd.	23,290	206,255
*	Balrampur Chini Mills, Ltd.	876,659	1,828,439
	Bank of Maharashtra, Ltd.	660,031	517,908
	Bank of Rajasthan, Ltd.	215,182	387,915
	Bannari Amman Sugars, Ltd.	15,919	331,476
	Bata India, Ltd.	86,199	324,442
	Berger Paints India, Ltd.	577,884	516,435
*	Bharati Shipyard, Ltd.	44,652	300,049
	Bhushan Steel & Strips, Ltd.	82,431	1,560,917
	Birla Corp., Ltd.	124,628	457,458
	Blue Dart Express, Ltd.	16,011	232,055
	Blue Star, Ltd.	130,203	1,255,021
	Bombay Burmah Trading Co.	10,000	73,679
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	684,145
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	352,842
	Britannia Industries, Ltd.	30,375	994,290
	Cadila Healthcare, Ltd.	65,306	477,250
*	Cambridge Solutions, Ltd.	130,152	149,609
	Carborundum Universal, Ltd.	152,175	447,161
	Ceat, Ltd.	76,619	130,850
	Century Enka, Ltd.	37,178	82,161
	CESC, Ltd.	164,998	1,240,945
	Chambal Fertilizers & Chemicals, Ltd.	637,986	1,046,487
*	Chemplast Sanmar, Ltd.	79,745	12,747
	Chennai Petroleum Corp., Ltd.	231,113	1,343,515
*	Chi Investments, Ltd.	27,539	19,808
	Cholamandalam DBS Finance, Ltd.	42,010	95,663
	City Union Bank, Ltd.	504,250	307,100
	Clariant Chemicals (India), Ltd.	25,417	130,813
	CMC, Ltd.	29,521	390,709
	Coromandel Fertilisers, Ltd.	236,478	947,750
	Cranes Software International, Ltd.	182,944	514,428
	CRISIL, Ltd.	10,145	846,453
	Dalmia Cement (Bharat), Ltd.	60,289	296,689

7

	DCM Shriram Consolidated, Ltd.	258,455	343,550
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	355,353
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,207,560
	E.I.D. - Parry (India), Ltd.	178,726	918,650
	Eicher Motors, Ltd.	51,963	333,717
	EIH, Ltd.	136,145	451,832
	Elder Pharmaceuticals, Ltd.	45,749	345,846
	Electrosteel Casings, Ltd.	384,060	277,161
	Elgi Equipments, Ltd.	112,237	126,156
	Esab India, Ltd.	31,753	313,019
*	Escorts, Ltd.	105,268	192,393
	Essel Propack, Ltd.	229,455	129,241
*	Eveready Industries (India), Ltd.	149,446	134,998
	Exide Industries, Ltd.	1,026,382	1,624,999
	FAG Bearings (India), Ltd.	26,817	225,298
	FDC, Ltd.	423,054	320,180
	Federal Bank, Ltd.	279,298	1,352,944
	Finolex Cables, Ltd.	253,437	290,029
	Finolex Industries, Ltd.	229,394	284,440
	Gammon India, Ltd.	141,799	702,332
	Geodesic Information Systems, Ltd.	144,811	573,479
	Geometric, Ltd.	103,884	137,273
*	GHCL, Ltd.	159,986	309,666
	Gillette India, Ltd.	8,591	176,216
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	840,353
	Godfrey Phillips India, Ltd.	2,778	92,908
	Godrej Consumer Products, Ltd.	295,660	883,887
*	Goetze (India), Ltd.	60,504	80,173
	Graphite India, Ltd.	221,802	294,229
	Greaves Cotton, Ltd.	123,608	451,638
*	GTL Infrastructure, Ltd.	516,486	467,105
	GTL, Ltd.	172,195	778,029
	Gujarat Alkalies & Chemicals, Ltd.	135,835	499,882
	Gujarat Ambuja Exports, Ltd.	180,510	157,021
	Gujarat Fluorochemicals, Ltd.	164,960	762,078
	Gujarat Gas Co., Ltd.	85,660	562,361
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	652,199
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	486,813
	H.E.G., Ltd.	76,619	413,802
	HCL Infosystems, Ltd.	280,963	755,750
*	Helios & Matheson Information Technology, Ltd.	8,779	10,701
	Hexaware Technologies, Ltd.	195,745	207,740
	Hikal, Ltd.	17,498	192,324
*	Himachal Futuristic Communications, Ltd.	705,174	244,685
*	Himatsingka Seide, Ltd.	115,558	132,445
	Hinduja Ventures, Ltd.	36,075	165,127
	Hindustan Construction Co., Ltd.	512,201	1,097,843
*	Hindustan Motors, Ltd.	280,005	154,276
	Hindustan Oil Exploration Co., Ltd.	68,322	186,897
	Hindustan Sanitaryware & Industries, Ltd.	69,904	57,771
	Honeywell Automation India, Ltd.	6,781	195,870
	Hotel Leelaventure, Ltd.	580,370	419,733

8

	HTMT Global Solutions, Ltd.	36,075	204,781
	ICI India, Ltd.	50,985	575,701
	India Glycols, Ltd.	47,189	219,008
	Indo Rama Synthetics (India), Ltd.	136,867	73,728
	Indoco Remedies, Ltd.	12,300	72,308
*	IndusInd Bank, Ltd.	447,357	605,349
	INEIS ABS India, Ltd.	23,441	77,128
*	Infomedia India, Ltd.	23,790	73,755
	Infotech Enterprises, Ltd.	87,418	431,634
	Ipca Laboratories, Ltd.	55,746	734,249
*	Ispat Industries, Ltd.	930,933	524,537
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	134,959
	Jain Irrigation Systems, Ltd.	111,368	1,058,285
	Jammu & Kashmir Bank, Ltd.	74,481	848,478
*	JBF Industries, Ltd.	99,101	193,582
	Jindal Poly Films, Ltd.	29,404	173,769
	Jindal Saw, Ltd.	73,518	964,834
	Jindal Stainless, Ltd.	232,194	644,519
	JK Tyre and Industries, Ltd.	67,734	134,637
	Jubilant Organosys, Ltd.	91,504	746,515
	Jyoti Structures, Ltd.	116,466	338,748
	K.S.B. Pumps, Ltd.	15,895	110,619
	Kajaria Ceram	52,155	40,340
	Karnataka Bank, Ltd.	198,190	627,027
	Karur Vysya Bank, Ltd.	103,349	797,113
	KEC International, Ltd.	50,258	442,723
	Kesoram Industries, Ltd.	83,108	501,205
	Kirloskar Oil Engines, Ltd.	374,592	764,175
	KPIT Cummins Infosystems, Ltd.	107,009	138,736
	Lakshmi Machine Works, Ltd.	5,560	135,119
*	Landmark Property Development Co., Ltd.	168,582	69,835
	LIC Housing Finance, Ltd.	148,431	1,096,841
	Macmillan India, Ltd.	8,169	26,258
	Madras Cements, Ltd.	1,770	100,750
	Maharashtra Scooters, Ltd.	4,550	21,044
	Maharashtra Seamless, Ltd.	99,628	648,661
	Mahindra Lifespace Developers, Ltd.	56,900	597,214
	Mahindra Ugine Steel Co., Ltd.	21,140	24,331
	Mangalam Cement, Ltd.	49,704	101,079
	Marico, Ltd.	901,020	1,224,432
	Mastek, Ltd.	59,764	483,658
*	Matrix Laboratories, Ltd.	400,039	1,406,926
*	MAX India, Ltd.	261,485	1,191,796
	Megasoft, Ltd.	21,301	34,758
	Mercator Lines, Ltd.	350,017	630,201
	Merck, Ltd.	20,256	159,653
	Micro Inks, Ltd.	11,233	48,815
	MIRC Electronics, Ltd.	36,585	13,401
	Monnet Ispat, Ltd.	67,091	768,340
	Monsanto India, Ltd.	11,378	425,446
	Moser Baer (India), Ltd.	372,370	853,877
	Motherson Sumi Systems, Ltd.	666,405	1,234,708

9

	Mphasis, Ltd.	214,746	1,173,381
	MRF, Ltd.	7,798	624,374
	Mukand, Ltd.	111,752	201,696
	Mukta Arts, Ltd.	1,572	3,042
*	Mysore Cements, Ltd.	274,729	182,581
	Nagarjuna Construction Co., Ltd.	309,858	874,246
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	718,454
*	Nahar Capital & Financial Services, Ltd.	31,896	29,098
*	Nahar Poly Films, Ltd.	45,938	18,732
	Nahar Spinning Mills, Ltd.	67,990	64,395
	Navneet Publications (India), Ltd.	67,988	102,672
*	NELCO, Ltd.	40,558	62,286
*	Netflier Finco, Ltd.	16,933	9,666
	NIIT Technologies, Ltd.	114,330	296,114
	NIIT, Ltd.	340,635	689,603
*	Nirma, Ltd.	28,800	86,775
	NOCIL, Ltd.	201,948	111,748
	Nucleus Software Exports, Ltd.	42,062	156,914
*	OCL India, Ltd.	56,194	125,098
*	OCL Iron & Steel, Ltd.	168,582	55,254
*	Octav Investments, Ltd.	4,020	5,326
*	Omax Autos, Ltd.	40,939	36,899
	Opto Circuits India, Ltd.	192,637	1,383,542
*	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	632,004
	Orient Paper & Industries, Ltd.	296,620	233,217
	Panacea Biotec, Ltd.	119,514	791,436
	Pantaloon Retail India, Ltd.	2,575	19,720
	Patel Engineering, Ltd.	97,383	904,238
	Petronet LNG, Ltd.	624,101	838,033
	Pfizer, Ltd.	71,204	944,912
	Pidilite Industries, Ltd.	481,710	1,513,206
	Polaris Software Lab, Ltd.	157,531	359,838
	Praj Industries, Ltd.	268,545	1,040,300
	Pricol, Ltd.	132,536	49,377
	Prism Cements, Ltd.	596,393	470,874
	PSL, Ltd.	63,467	452,291
	PTC India, Ltd.	264,901	467,135
	Punjab Tractors, Ltd.	28,848	118,774
*	PVP Ventures, Ltd.	13,697	32,974
	Radico Khaitan, Ltd.	156,080	249,220
	Rain Commodities, Ltd.	76,883	375,604
	Rallis India, Ltd.	19,769	243,922
*	Rama Newsprint & Papers, Ltd.	83,017	53,524
	Raymond, Ltd.	98,113	429,274
*	REI Agro, Ltd.	102,217	3,248,171
	Reliance Industrial Infrastructure, Ltd.	24,104	497,249
*	Rico Auto Industries, Ltd.	202,391	82,895
	Rolta India, Ltd.	266,216	1,964,025
	Ruchi Soya Industries, Ltd.	371,710	655,642
	Sakthi Sugars, Ltd.	61,507	149,618
	Saregama India, Ltd.	27,039	61,366
*	SEAMEC, Ltd.	58,658	152,628

10

	Shanthi Gears, Ltd.	79,510	132,391
	Shriram Transport Finance Co., Ltd.	301,310	2,320,094
*	Sicagen India, Ltd.	41,648	12,276
*	Sical Logistics, Ltd.	41,648	82,258
	SKF India, Ltd.	95,810	508,785
*	Solectron Centum Electronics, Ltd.	18,865	31,824
*	Solectron EMS India, Ltd.	9,432	19,873
	Sona Koyo Steering Systems, Ltd.	174,060	111,328
	Sonata Software, Ltd.	155,438	99,441
	South India Bank, Ltd.	131,024	332,455
*	SREI Infrastructure Finance, Ltd.	165,360	412,429
	SRF, Ltd.	101,277	303,316
	Sterling Biotech, Ltd.	469,728	1,854,367
	Sterlite Technologies, Ltd.	95,694	394,250
*	Strides Arcolab, Ltd.	64,472	283,983
	Subros, Ltd.	109,780	76,736
	Sundaram-Clayton, Ltd.	3,890	16,764
	Sundram Fastners, Ltd.	465,052	279,960
	Supreme Industries, Ltd.	22,265	108,329
	Supreme Petrochem, Ltd.	144,830	64,043
	Swaraj Engines, Ltd.	3,100	13,100
	Syndicate Bank	375,000	500,129
	Taj GVK Hotels and Resorts, Ltd.	83,666	167,997
	Tata Elxsi, Ltd.	51,574	190,869
	Tata Investment Corp., Ltd.	50,540	547,307
	Tata Metaliks, Ltd.	42,871	135,989
*	Teledata Marine Solutions, Ltd.	152,395	118,801
*	Teledata Technology Solution	152,395	118,801
	Texmaco, Ltd.	21,569	613,791
	Thomas Cook (India), Ltd.	99,630	213,695
	Torrent Pharmaceuticals, Ltd.	194,766	861,009
	Trent, Ltd.	18,895	218,972
	Tube Investments of India, Ltd.	338,984	366,548
	TVS Motor Co., Ltd.	162,814	119,298
	Unichem Laboratories, Ltd.	52,347	236,866
	Usha Martin, Ltd.	433,015	756,643
*	Uttam Galva Steels, Ltd.	127,929	115,232
	Vardhman Textiles, Ltd.	76,291	147,357
	Varun Shipping Co.	261,746	397,993
	Vesuvius India, Ltd.	12,502	50,881
*	Wabco-TVs	3,890	34,194
*	Welspun India, Ltd.	92,659	80,025
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	2,106,476
	Wockhardt, Ltd.	52,983	238,369
	Wyeth, Ltd.	40,457	403,531
	Zensar Technologies, Ltd.	41,117	128,040
	Zuari Industries, Ltd.	55,762	404,677
TOTAL COMMON STOCKS			114,746,104

11

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	63,849

RIGHTS/WARRANTS — (0.0%)
*	Cholamandal DBS Finance, Ltd. Warrants 05/06/09	9,548	2,293
TOTAL — INDIA			114,812,246

INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
	PT Apexindo Pratama Tbk	2,187,000	517,891
	PT Asahimas Flat Glass Tbk	1,012,000	278,751
	PT Astra Graphia Tbk	4,549,000	204,825
*	PT Bakrieland Development Tbk	40,345,750	1,525,031
	PT Bank CIMB Niaga Tbk	26,487,500	2,551,807
*	PT Bank Pan Indonesia Tbk	26,324,875	2,651,007
*	PT Batu Buana Tbk	77,715	884
	PT Berlian Laju Tanker Tbk	9,636,700	1,842,687
	PT Bhakti Investama Tbk	23,921,100	1,037,099
	PT Budi Acid Jaya Tbk	7,007,000	220,612
*	PT Charoen Pokphand Indonesia Tbk	6,960,500	679,535
*	PT Ciputra Surya Tbk	4,402,000	223,861
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	998,632
*	PT Clipan Finance Indonesia Tbk	3,133,000	107,092
*	PT Davomas Adabi Tbk	41,920,000	799,191
*	PT Delta Dunia Petronda Tbk	12,220,000	1,011,269
*	PT Dynaplast Tbk	1,038,000	90,754
*	PT Energi Mega Persada Tbk	21,237,000	1,634,574
	PT Enseval Putera Megatrading Tbk	6,380,000	343,598
*	PT Ever Shine Textile Tbk	4,029,640	29,947
	PT Global Mediacom Tbk	8,180,000	341,631
	PT Gudang Garam Tbk	75,000	52,646
*	PT Hanson International Tbk	5,038,000	38,842
*	PT Hero Supermarket Tbk	33,000	14,426
*	PT Holcim Indonesia Tbk	16,152,500	2,016,084
	PT Indo-Rama Synthetics Tbk	2,211,000	172,911
*	PT Intiland Development Tbk	2,097,400	98,566
	PT Jaya Real Property Tbk	1,967,500	201,411
	PT Kalbe Farma Tbk	20,522,238	1,670,935
*	PT Kawasan Industry Jababeka Tbk	30,726,000	395,459
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,913
	PT Lippo Karawaci Tbk	35,036,250	2,941,357
	PT Matahari Putra Prima Tbk	10,021,500	609,412
	PT Mayorah Indah Tbk	2,473,500	388,971
*	PT Medco Energi International Tbk	5,922,500	3,144,202
	PT Mitra Adiperkasa Tbk	3,295,000	189,796
*	PT Modern Photo Tbk	40,000	1,399
	PT Mustika Ratu Tbk	193,000	4,835
*	PT Pakuwon Jati Tbk	409,500	21,708
*	PT Panasia Indosyntec Tbk	79,000	3,454
*	PT Panin Insurance Tbk	9,119,500	327,068
*	PT Panin Life Tbk	48,653,500	1,267,187
	PT Petrosea Tbk	15,000	9,590

12

*	PT Pioneerindo Gourmet International Tbk	29,000	1,268
*	PT Polychem Indonesia Tbk	7,963,500	194,827
*	PT Prasidha Aneka Niaga Tbk	84,000	689
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,044
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,211,687
	PT Samudera Indonesia Tbk	223,000	132,944
	PT Selamat Semp Tbk	1,920,000	180,459
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	419,343
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	178,742
	PT Summarecon Agung Tbk	20,684,532	739,805
*	PT Sunson Textile Manufacturer Tbk	2,325,500	63,538
*	PT Suparma Tbk	2,400,000	61,021
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,410
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	295,958
*	PT Suryamas Dutamakmur Tbk	125,000	1,913
	PT Tempo Scan Pacific Tbk	524,000	30,623
*	PT Texmaco Jaya Tbk	93,000	29,984
	PT Timah Tbk	8,795,000	2,456,815
	PT Trias Sentosa Tbk	9,198,400	215,332
	PT Trimegah Sec Tbk	9,961,000	248,672
	PT Tunas Ridean Tbk	3,838,000	417,895
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	25,613
	PT Unggul Indah Cahaya Tbk	48,239	13,510
TOTAL COMMON STOCKS			37,585,942

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrie & Brothers Tbk Rights 04/01/11	177,626,837	—
TOTAL — INDONESIA			37,585,942

ISRAEL — (2.0%)
COMMON STOCKS — (2.0%)
	Africa Israel Industries, Ltd.	2,031	108,374
	Alony Hetz Properties & Investments, Ltd.	229,186	656,374
*	Alvarion, Ltd.	185,133	1,182,155
	Analyst IMS Investment Management Services, Ltd.	16,892	160,580
*	AudioCodes, Ltd.	95,696	379,048
	Azorim Investment Development & Construction Co., Ltd.	58,001	430,904
	Baran Group, Ltd.	26,753	334,562
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	32,902	162,764
	Blue Square-Israel, Ltd.	100,987	976,203
	Clal Industries, Ltd.	211,165	820,727
*	Compugen, Ltd.	11,938	24,073
	Dan Vehicle & Transportation	49,939	321,221
*	Danya Cebus, Ltd.	23,610	104,222
	Delek Automotive Systems, Ltd.	30,881	397,280
	Delek Drilling LP, Ltd.	799,658	447,127
*	Delta-Galil Industries, Ltd.	31,300	142,289
	Direct Insurance - I.D.I. Insurance Co., Ltd.	92,764	267,875

13

	Elbit Medical Imaging, Ltd.	37,507	1,066,395
*	Electra (Israel), Ltd.	5,396	609,615
*	Elron Electronic Industries, Ltd.	53,470	348,630
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	138,621	282,094
*	FMS Enterprises Migun, Ltd.	10,169	283,331
	Formula Systems, Ltd.	18,238	194,761
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,515,006
*	Granite Hacarmel Investments, Ltd.	19,200	50,188
*	Hadera Paper, Ltd.	8,541	566,614
*	Hamlet (Israel-Canada), Ltd.	22,675	190,258
*	Hot-Cable Systems Media, Ltd.	68,469	729,928
*	Housing & Construction Holding Co., Ltd.	815,326	946,890
	IBI Investment House, Ltd.	12,775	106,163
	Industrial Building Corp., Ltd.	276,524	529,126
*	Israel Petrochemical Enterprises, Ltd.	30,827	159,440
	Ituran Location & Control, Ltd.	45,195	542,211
*	Jerusalem Oil Exploration, Ltd.	14,516	141,625
*	Knafaim Arkia Holdings, Ltd.	27,233	170,201
	Leader Holding & Investments, Ltd.	74,777	88,204
*	Magal Security Systems, Ltd.	18,398	150,784
*	Magic Software Enterprises, Ltd.	43,946	98,742
	Medtechnica, Ltd.	10,336	50,891
*	Metalink, Ltd.	32,556	32,795
*	Metis Capital, Ltd.	1,079	2,778
	Middle East Tube Co., Ltd.	13,500	28,938
	Mivtach Shamir Holdings, Ltd.	16,251	494,824
*	Naphtha Israel Petroleum Corp.	324,951	116,585
*	Neto M.E. Holdings, Ltd.	6,938	175,490
*	Nisko Industries, Ltd.	5,929	23,313
	O.R.T. Technologies, Ltd.	6,000	34,513
*	OCIF Investments and Development, Ltd.	5,002	72,013
*	Orckit Communications, Ltd.	20,800	134,199
	Osem Investment, Ltd.	1	8
	Property and Building Corp., Ltd.	13,195	918,616
*	RADVision, Ltd.	36,193	239,245
*	Retalix, Ltd.	52,825	629,466
	Scailex Corp., Ltd.	60,694	439,616
	Spectronix, Ltd.	9,752	38,619
*	Suny Electronic Inc., Ltd.	24,470	78,809
	Super-Sol, Ltd. Series B	449,336	2,073,275
*	The Israel Land Development Co., Ltd.	34,759	164,745
*	Tower Semiconductor, Ltd.	248,882	176,404
*	TTI Team Telecom International, Ltd. ADR	3,220	5,410
*	Union Bank of Israel, Ltd.	77,000	329,716
	Urdan Industries, Ltd.	303,535	393,711
*	VeriFone Holdings, Inc.	1	7
TOTAL — ISRAEL			22,339,984

14

MALAYSIA — (5.4%)
COMMON STOCKS — (5.4%)
	A&M Realty Berhad	130,000	18,070
	Acoustech Berhad	170,200	44,696
	Aeon Co. Berhad	974,200	1,095,812
*	AMBD Berhad	2,148,100	100,793
	Amway (Malaysia) Holdings Berhad	396,700	799,418
	Ancom Berhad	400,500	99,480
	Ann Joo Resources Berhad	981,750	939,826
*	Anson Perdana Berhad	10,000	133
	APM Automotive Holdings Berhad	215,100	126,673
*	Asas Dunia Berhad	173,000	37,139
*	Asia Pacific Land Berhad	1,888,600	166,027
	Bandar Raya Developments Berhad	1,190,200	533,312
	Berjaya Corp. Berhad	4,994,500	1,119,708
	Berjaya Land Berhad	1,089,000	1,406,063
	Bernas Padiberas Nasional Berhad	1,175,200	482,936
	Bimb Holdings Berhad	894,600	281,193
	Bolton Properties Berhad	674,600	162,660
	Boustead Holdings Berhad	644,100	944,146
	Cahya Mata Sarawak Berhad	823,600	422,988
	Carlsberg Brewery Malaysia Berhad	655,600	747,651
	Cement Industries of Malaysia Berhad	359,000	606,484
	Chemical Co. of Malaysia Berhad	472,600	403,396
	Chin Teck Plantations Berhad	33,000	67,278
	Choo Bee Metal Industries Berhad	26,000	15,864
	Cycle & Carriage Bintang Berhad	15,000	9,057
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	46,630
	DNP Holdings Berhad	696,000	192,460
	DRB-Hicom Berhad	2,006,700	582,004
	Dreamgate Corp. Berhad	2,386,200	203,159
	Dutch Lady Milk Industries Berhad	125,700	439,983
	Eastern & Oriental Berhad (6468754)	1,095,600	328,414
	Eastern & Oriental Berhad (B19ZLW1)	36,000	11,669
	Eastern Pacific Industrial Corp. Berhad	441,100	178,984
	ECM Libra Avenue Berhad	1,592,777	251,739
	Encorp BHD	196,700	38,194
	Eng Kah Corp. Berhad	32,000	26,688
	Esso Malaysia Berhad	420,600	321,621
	Faber Group Berhad	692,300	179,301
	Far East Holdings Berhad	61,500	122,050
*	Fountain View Development Berhad	808,200	52,395
	Fraser & Neave Holdings Berhad	376,000	1,001,861
	General Corp. Berhad	279,100	74,383
*	George Kent (Malaysia) Berhad	124,200	19,371
	GHL Systems Berhad	308,767	23,235
	Globetronics Technology Berhad	3,567,800	230,499
	Glomac Berhad	670,500	145,631
	Gold IS Berhad	279,600	118,234
*	Golden Plus Holdings Berhad	216,000	104,388
	Grand United Holdings Berhad	787,000	138,599
	Guiness Anchor Berhad	897,100	1,412,712

15

	GuocoLand (Malaysia) Berhad	1,359,800	561,316
	Hap Seng Consolidated Berhad	1,171,900	870,179
	HLG Capital Berhad	100,400	37,499
	Hock Seng Lee Berhad	1,010,300	189,131
	Hong Leong Industries Berhad	605,900	699,910
	Hovid Berhad	1,803,300	134,846
	Hume Industries (Malaysia) Berhad	412,267	451,065
	Hunza Properties Berhad	500,400	205,714
	Hwang-DBS (Malaysia) Berhad	308,500	146,571
*	IJM Land Berhad	1,421,000	459,053
	IJM Plantations Berhad	1,188,700	871,977
*	Insas Berhad	1,642,200	168,265
	Integrated Logistics Berhad	544,300	127,813
*	Jaks Resources Berhad	800,700	136,680
	Java, Inc. Berhad	37	14
	Jaya Tiasa Holdings Berhad	516,390	482,839
*	Johan Holdings Berhad	190,600	10,228
	JT International Berhad	550,600	698,601
	K & N Kenanga Holdings Berhad	890,000	172,654
*	Karambunai Corp. Berhad	5,564,900	114,274
	Keck Seng (Malaysia) Berhad	552,100	658,502
	KFC Holdings (Malaysia) Berhad	562,000	1,123,031
	Kian Joo Can Factory Berhad	1,091,080	403,561
	Kim Hin Industry Berhad	52,000	18,379
	Kim Loong Resources Berhad	221,760	129,852
	KPJ Healthcare Berhad	327,700	316,024
	KrisAssets Holdings Berhad	88,863	69,769
	KSL Holdings Berhad	688,666	187,056
*	Kub Malaysia Berhad	1,353,500	122,685
	Kuchai Development Berhad	87,100	20,695
	Kulim Malaysia Berhad	536,050	1,194,897
*	Kumpulan Europlus Berhad	1,228,800	88,575
*	Kumpulan Hartanah Selangor Berhad	978,600	137,223
*	Kurnia Asia Berhad	2,485,800	435,927
	Kwantas Corp. Berhad	343,600	287,788
*	Land & General Berhad	2,560,400	209,248
	Landmarks Berhad	923,400	367,947
*	LBS Bina Group Berhad	680,600	66,882
	Leader Universal Holdings Berhad	1,018,700	184,705
	Leong Hup Holdings Berhad	427,700	127,370
	Lingkaran Trans Kota Holdings Berhad	915,600	467,751
*	Lion Corp Berhad	800,300	115,766
	Lion Diversified Holdings Berhad	250,000	60,015
	Lion Industries Corp. Berhad	1,287,800	775,817
*	MAA Holdings Berhad	626,666	120,440
*	Malaysia Aica Berhad	48,200	8,844
	Malaysia Building Society Berhad	362,700	154,302
	Malaysian Mosaics Berhad	71,460	20,912
	Malaysian Pacific Industries Berhad	339,500	704,487
	Malaysian Resources Corp. Berhad	1,794,366	403,234
*	Mancon Berhad	12,000	3,076
	Manulife Insurance (M) Berhad	100,800	91,787

16

	Marco Holdings Berhad	2,835,400	90,516
*	Matrix International Berhad	684,000	76,291
	MBM Resources Berhad	322,366	227,464
*	Measat Global Berhad	176,800	74,333
	Media Prima Berhad	1,554,133	690,056
	Mega First Corp. Berhad	394,700	124,647
*	MEMS Technology Berhad	1,917,000	61,594
	Metro Kajang Holdings Berhad	138,900	43,192
*	Minho (M) Berhad	181,100	23,096
	MK Land Holdings Berhad	2,369,500	124,791
	MNRB Holdings Berhad	497,100	624,026
	MTD ACPI Engineering Berhad	601,000	87,515
*	Muhibbah Engineering Berhad	750,150	434,300
*	Mulpha International Berhad	2,268,650	779,620
	Multi-Purpose Holdings Berhad	457,000	195,513
	Naim Cendera Berhad	622,300	508,551
*	Narra Industries Berhad	16,000	2,405
	NCB Holdings Berhad	1,147,200	1,012,283
	New Straits Times Press (Malaysia) Berhad	749,600	330,109
*	Nikko Electronics Berhad	36,600	380
	Notion VTEC Berhad	1,311,600	119,349
	NTPM Holdings Berhad	550,600	81,244
	NV Multi Corp. Berhad	430,900	88,455
*	NWP Holdings Berhad	112,000	4,621
*	Nylex (Malaysia) Berhad	551,000	180,894
	OKS Property Holdings Berhad	6,786	1,216
	Oriental Holdings Berhad	10,500	17,349
	OSK Holdings Berhad	1,375,271	584,851
	OSK Ventures Interantional Berhad	8,700	3,277
	P.I.E. Industrial Berhad	140,100	192,087
*	Pan Malaysia Cement Works Berhad	766,600	43,696
*	Pan Malaysian Industries Berhad	1,389,000	32,489
	Panasonic Manufacturing Malaysia Berhad	157,184	541,346
*	Panglobal Berhad	14,000	7,797
	Paramount Corp. Berhad	24,000	16,226
	PBA Holdings Berhad	274,100	75,864
	Pelikan International Corp. Berhad	599,560	441,673
	PJ Development Holdings Berhad	1,394,900	229,619
	Pos Malaysia & Services Holdings Berhad	510,000	277,319
*	Prime Utilities Berhad	3,000	256
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	120,197
*	Proton Holdings Berhad	110,800	97,588
	Puncak Niaga Holdings Berhad	749,520	677,933
*	QL Resources Berhad	673,050	543,863
	QSR Brand Berhad	37,333	26,302
*	Ramunia Holdings Berhad	695,447	345,726
	Ranhill Berhad	1,234,580	372,191
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	668,600	92,980
	Sarawak Oil Palms Berhad	179,660	151,086
	Scientex Inc. Berhad	344,862	118,711

17

	Scomi Group Berhad	2,003,900	390,052
	Selangor Dredging Berhad	1,118,200	200,428
	Shangri-La Hotels (Malaysia) Berhad	273,200	139,919
	SHL Consolidated Berhad	277,400	110,355
	Sime Darby Berhad	488	974
*	South East Asia Lumber, Inc. Berhad	662,000	60,978
	Southern Acids (Malaysia) Berhad	41,000	19,825
	Southern Steel Berhad	502,800	404,826
*	SPK Sentosa Corp. Berhad	274,000	60,301
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	532,472
	Subur Tiasa Holdings Berhad	386,085	318,621
	Sunrise Berhad	836,008	375,790
	Sunway City Berhad	877,900	631,344
*	Sunway Holdings Berhad	1,046,000	274,160
	Supermax Corp. Berhad	708,700	225,175
	Suria Capital Holdings Berhad	704,800	382,761
	Ta Ann Holdings Berhad	409,380	727,596
	TA Enterprise Berhad	2,890,300	703,178
	Tahp Group Berhad	6,000	5,635
*	Talam Corp. Berhad	1,716,350	90,151
	Tamco Corp. Holdings Berhad	83,000	8,552
	Tan Chong Motor Holdings Berhad	1,344,900	649,640
	Tasek Corp. Berhad	87,600	97,873
	TDM Berhad	355,500	179,632
*	Tebrau Teguh Berhad	1,016,400	145,468
	TH Group Berhad	907,000	134,014
	Thong Guan Industries Berhad	215,100	63,416
*	Time Dotcom Berhad	2,539,400	256,139
	Top Glove Corp. Berhad	555,880	663,715
	Tradewinds (Malaysia) Berhad	371,600	391,874
	TRC Synergy Berhad	64,800	23,971
	UAC Berhad	44,715	46,362
	Uchi Technologies Berhad	930,700	405,342
	UEM Builders Berhad	1,763,600	682,714
	Unico-Desa Plantations Berhad	1,853,775	506,005
	Unisem (M) Berhad	921,800	393,887
	United Malacca Rubber Estates Berhad	267,400	558,520
	United Malayan Land Berhad	13,000	4,560
	United Plantations Berhad	535,700	1,876,872
*	Utama Banking Group Berhad	554,800	411,161
	Utusan Melayu (Malaysia) Berhad	144,500	33,253
	VADS Berhad	165,800	287,400
	VS Industry Berhad	464,826	242,450
	Wah Seong Corp. Berhad	1,157,250	578,111
	WTK Holdings Berhad	1,165,000	585,822
	Yeo Hiap Seng (Malaysia) Berhad	56,760	24,497
	YTL e-Solutions Berhad	3,546,600	420,579
	Yu Neh Huat Berhad	816,500	374,312
	Zelan Berhad	1,146,600	584,132
TOTAL COMMON STOCKS			59,771,884

18

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	9,126
*	Malayan United Industries Berhad A2	176,957	9,386
TOTAL PREFERRED STOCKS			18,512

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	82,353
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	237
*	OSK Property Warrants 04/05/09	1,696	97
*	Ramunia Holdings BHD Warrants 12/20/09	1,840	799
*	Salcon Berhad Warrants 05/17/14	286,200	16,868
	Symphony House Berhad Warrants 2009	269,840	21,374
TOTAL RIGHTS/WARRANTS			121,728

TOTAL — MALAYSIA			59,912,124

MEXICO — (6.0%)
COMMON STOCKS — (6.0%)
* #	Alsea de Mexico S.A.B. de C.V.	92,500	101,471
* #	Banco Compartamos S.A. de C.V.	17,900	58,316
* #	Carso Infraestructura y Construccion S.A.B. de CV	116,400	101,766
#	Cia Minera Autlan S.A.B. de C.V.	66,400	472,683
	Consorcio ARA S.A.B. de C.V.	3,729,100	2,937,513
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	126,998
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,650,300	4,119,832
* #	Corporacion GEO S.A.B. de C.V. Series B	1,905,900	5,579,012
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	1,681,135
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,222
	Corporacion Moctezuma S.A.B. de C.V.	227,100	520,114
	Corporativo Fragua S.A.B. de C.V. Series B	31	413
*	Corporativo GBM S.A.B de C.V.	20,900	15,122
*	Desarrolladora Homex S.A.B. de CV	257,700	2,184,351
*	Dine S.A.B. de C.V.	196,367	149,527
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	6,572,380
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	18,030
* #	Empresas ICA S.A.B. de C.V.	1,463,608	6,575,934
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,035,072
*	Gruma S.A.B. de C.V. ADR	58,800	670,908
* #	Gruma S.A.B. de C.V. Series B	1,253,434	3,541,101
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,056,977
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	717,978
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	2,971,250
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	3,604,604
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,518,733
	Grupo Herdez S.A.B. de C.V.	107,000	145,681
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	506,421
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	347,881
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,413,143
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	145,150

19

	Grupo Nutrisa S.A. de C.V.	188	219
	Grupo Posadas S.A. de C.V. Series L	199,000	290,292
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,844
*	Grupo Simec, S.A. de C.V.	124,200	549,571
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	375,020
*	Industrias CH S.A.B. de C.V. Series B	1,476,348	6,877,253
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	100,088	277,310
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,284
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,973
*	SARE Holding S.A. de C.V.	123,300	95,928
*	Savia S.A. de C.V.	610,700	47,513
#	TV Azteca S.A. de C.V. Series A	6,581,300	4,281,821
* #	Urbi, Desarrollos Urbanos, S.A. de C.V.	245,800	688,916
	Vitro S.A.B. de C.V.	736,702	909,884
#	Vitro S.A.B. de C.V. Sponsored ADR	89,607	329,754
TOTAL — MEXICO			66,621,300

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	217,047
	Aboitiz Equity Ventures, Inc.	6,767,000	1,071,669
	Alaska Milk Corp.	1,404,000	151,031
*	Bacnotan Consolidated Industries, Inc.	185,549	42,432
*	Belle Corp.	20,937,000	336,257
*	Benpres Holdings Corp.	5,821,000	160,069
	Cebu Holdings, Inc.	2,284,000	113,720
*	Digital Telecommunications Phils., Inc.	20,973,000	653,813
	DMCI Holdings, Inc.	3,446,000	373,312
	EEI Corp.	1,929,000	93,117
*	Empire East Land Holdings, Inc.	12,140,000	113,033
	Filinvest Development Corp.	4,664,500	198,563
	Filinvest Land, Inc.	34,109,452	581,065
	First Philippines Holdings Corp.	828,000	492,335
	Ginebra San Miguel, Inc.	1,003,200	416,835
*	House of Investments, Inc.	732,000	25,071
*	Ionics, Inc.	769,825	15,006
	Jollibee Food Corp.	792,000	746,840
*	Lepanto Consolidated Mining Co. Series B	2,970,000	16,046
*	Mabuhay Holdings Corp.	516,000	2,697
	Macroasia Corp.	2,617,500	230,260
	Manila Jockey Club, Inc.	163,277	14,580
*	Manila Mining Corp.	149,300,000	48,631
	Megaworld Properties & Holdings, Inc.	7,300,000	228,841
*	Metro Pacific Corp. Series A	1,827,193	82,774
*	Paxys, Inc.	1,464,400	100,935
	Philex Mining Corp.	2,688,400	442,404
*	Philippine Bank of Communications	14,726	9,862
*	Philippine National Bank	948,793	656,262
*	Philippine National Construction Corp.	173,000	18,462
	Philippine Savings Bank	356,863	349,751
	Philippine Stock Exchange, Inc.	9,900	156,159

20

*	Philippine Townships, Inc.	216,266	435
*	PhilWeb Corp.	33,000,000	31,413
	Republic Glass Holding Corp.	507,500	15,474
	RFM Corp.	4,757,868	46,212
	Rizal Commercial Banking Corp.	1,323,749	486,194
	Robinson’s Land Corp. Series B	2,849,870	467,978
	Security Bank Corp.	606,642	782,019
	Semirara Mining Corp.	266,900	291,393
	Shang Properties, Inc.	1,759,970	64,889
	SM Development Corp.	7,811,320	368,573
	Union Bank of the Philippines	145,852	99,613
*	Universal Rightfield Property Holdings, Inc.	1,062,000	648
	Universal Robina Corp.	3,594,015	817,173
*	Victorias Milling Co., Inc.	139,680	2,647
	Vista Land & Lifescapes, Inc.	647,700	30,863
*	Yehey! Corp.	29,670	—
TOTAL — PHILIPPINES			11,664,403

POLAND — (3.1%)
COMMON STOCKS — (3.1%)
	Agora SA	156,140	1,997,519
*	Alchemia SA	113,938	375,516
*	Amica Wronki SA	24,082	113,508
	Apator SA	24,153	132,855
	Asseco Poland SA	15,528	422,449
*	Bank Przemyslowo Handlowy BPH SA	12,274	391,912
*	Barlinek SA	15,043	49,412
*	Bioton SA	2,362,149	434,140
*	Boryszew SA	87,261	117,365
*	Budimex SA	37,430	1,422,683
*	Cersanit SA	144,105	1,013,327
	Ciech SA	8,204	203,264
	Debica SA	29,862	971,812
	Decora SA	9,066	64,463
*	Echo Investment SA	1,181,980	2,324,346
	Elektrobudowa SA	10,608	838,737
*	Elstar Oils SA	47,937	113,000
	Eurocash SA	160,686	830,790
*	Fabryki Mebli Forte SA	55,216	138,357
*	Farmacol SA	61,368	836,081
*	Ferrum SA	309	1,225
	Grupa Kety SA	39,137	1,275,985
	Impexmetal SA	599,390	567,425
*	Koelner SA	25,516	166,954
*	Kroscienskie Huty Szkla Krosno SA	43,176	28,050
*	Lentex SA	28,914	206,885
*	LPP SA	1,283	791,641
*	MNI SA	253,024	322,216
*	Mondi Packaging Paper Swiecie SA	30,048	487,188
*	Mostostal Export SA	107,385	101,995
	Mostostal Plock SA	3,877	133,737

21

	Mostostal Siedlce SA	677,652	1,538,592
*	Mostostal Warszawa SA	37,200	894,659
*	Mostostal Zabrze Holding SA	364,901	982,585
*	Netia Holdings SA	1,021,505	1,342,457
*	NG2 SA	64,565	1,175,453
*	Ocean Company SA	8,530	451
	Orbis SA	137,403	3,257,638
	Pekaes SA	24,538	133,659
	Pfleiderer Grajewo SA	52,123	305,709
*	Polska Grupa Farmaceutyczna SA	33,497	803,957
*	Polski Koncern Miesny Duda SA	324,492	504,129
*	Raciborska Fabryka Kotlow SA	245,241	728,937
	Sniezka SA	5,612	78,021
*	Stalexport SA	666,131	681,069
	Ster-Projekt SA	122,099	324,720
*	Sygnity SA	33,221	330,292
*	Synthos SA	1,813,162	720,614
*	Vistula SA	232,490	399,414
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	2,201,659
*	Zaklady Azotowe Pulawy SA	11,032	480,853
	Zaklady Tluszcowe Kruszwica SA	37,250	789,375
	Zelmer SA	12,580	248,599
TOTAL — POLAND			34,797,679

SOUTH AFRICA — (9.1%)
COMMON STOCKS — (9.1%)
	Adcorp Holdings, Ltd.	188,275	719,871
	Advtech, Ltd.	1,424,481	757,666
	Aeci, Ltd.	489,937	4,262,439
	Afgri, Ltd.	1,697,880	1,256,662
*	Aflease Gold, Ltd.	195,228	52,832
	African Oxygen, Ltd.	734,706	2,574,515
*	AG Industries, Ltd.	307,400	34,753
	Allied Electronics Corp., Ltd.	94,507	447,810
	Allied Technologies, Ltd.	196,345	1,305,303
	Amalgamated Appliance Holdings, Ltd.	9,909	1,472
	Argent Industrial, Ltd.	360,896	502,142
	AST Group, Ltd.	873,528	94,049
	Astral Foods, Ltd.	172,561	2,304,074
	AVI, Ltd.	1,303,258	2,594,038
*	Avusa, Ltd. (6049494)	325,845	530,062
*	Avusa, Ltd. (B2QHHR4)	392,940	1,261,808
	Bell Equipment, Ltd.	158,539	657,323
	Business Connexion Group	229,687	162,563
	Capitec Bank Holdings, Ltd.	119,189	456,986
	Cashbuild, Ltd.	74,257	483,127
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,209,507
	Ceramic Industries, Ltd.	31,493	286,708
	City Lodge Hotels, Ltd.	120,352	1,180,084
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	17,870

22

	Data Tec, Ltd.	676,451	2,570,689
	Datacentrix Holdings, Ltd.	375,906	175,268
	Delta Electrical Industries, Ltd.	83,032	107,519
	Dimension Data Holdings P.L.C.	3,458,471	3,342,982
	Distell Group, Ltd.	297,735	1,821,475
	Distribution & Warehousing Network, Ltd.	452,561	783,005
*	Dorbyl, Ltd.	38,250	33,909
*	Durban Roodeport Deep, Ltd.	1,267,728	712,565
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	532,435
	Enviroserv Holdings, Ltd.	291,414	614,463
	Famous Brands, Ltd.	215,752	448,105
	Foschini, Ltd.	365,613	2,014,550
	Gold Reef Resorts, Ltd.	345,549	806,898
	Grindrod, Ltd.	330,159	1,072,540
	Group Five, Ltd.	396,982	2,885,241
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	3,913,181
	Hudaco Industries, Ltd.	67,696	679,306
	Hulamin, Ltd.	230,678	596,670
	Iliad Africa, Ltd.	266,887	299,277
	Illovo Sugar, Ltd.	1,027,149	3,403,608
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	244,081
*	JSE, Ltd.	53,811	366,936
	Kap International Holdings, Ltd.	627,285	162,713
	Lewis Group, Ltd.	162,926	812,783
*	M Cubed Holdings, Ltd.	385,000	10,003
	Medi-Clinic Corp., Ltd.	885,461	2,112,259
*	Merafe Resources, Ltd.	4,526,666	1,638,647
	Metair Investments, Ltd.	583,301	606,844
*	Metorex, Ltd.	1,453,388	3,084,372
	Metropolitan Holdings, Ltd.	2,557,923	4,250,097
#	Mr. Price Group, Ltd.	752,447	2,168,050
	Mustek, Ltd.	264,223	120,666
	Mvelaphanda Group, Ltd.	941,554	793,869
	Nampak, Ltd.	1,451,047	2,768,185
	New Clicks Holdings, Ltd.	1,364,572	2,741,798
	Nu-World Holdings, Ltd.	28,894	61,789
	Oceana Group, Ltd.	182,711	446,004
	Omnia Holdings, Ltd.	155,143	1,631,324
	Palabora Mining Co., Ltd.	124,131	1,669,468
	Peregrine Holdings, Ltd.	681,138	1,118,440
*	Product Co.	65,013	—
	PSG Group, Ltd.	519,986	1,240,150
*	Randgold & Exploration Co., Ltd.	60,670	—
	Raubex Group, Ltd.	50,781	249,236
	Redefine Income Fund, Ltd.	34,692	31,038
	Reunert, Ltd.	492,805	3,714,414
	Santam, Ltd.	18,334	190,470
*	SecureData Holdings, Ltd.	339,582	57,303
	Sentula Mining, Ltd.	825,428	1,037,613
*	Simmer & Jack Mines, Ltd.	220,229	112,265
	Spur Corp., Ltd.	267,501	225,712

23

	Sun International, Ltd.	163,962	2,006,480
	Super Group, Ltd.	1,418,105	681,187
	The Spar Group, Ltd.	622,960	4,369,041
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	225,092	2,279,668
	Tourism Investment Corp., Ltd.	1,286,533	342,618
	Trans Hex Group, Ltd.	153,546	163,960
	Trencor, Ltd.	486,312	1,508,956
	UCS Group, Ltd.	650,134	180,833
	Value Group, Ltd.	321,111	93,631
*	Wesizwe Platinum, Ltd.	243,454	156,602
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,956,817
	Woolworths Holdings, Ltd.	1,327,606	2,164,486
TOTAL — SOUTH AFRICA			100,538,158

SOUTH KOREA — (9.7%)
COMMON STOCKS — (9.7%)
#	Aekyung Petrochemical Co., Ltd.	7,150	157,624
	Asia Cement Manufacturing Co., Ltd.	3,603	191,541
	Asia Paper Manufacturing Co., Ltd.	8,880	68,880
	AUK Corp.	8,160	14,899
	Baek Kwang Mineral Products Co., Ltd.	1,860	28,849
#	Bing Grae Co., Ltd.	9,540	318,605
	Bohae Brewery Co., Ltd.	2,680	40,489
#	Boo Kook Securities Co., Ltd.	7,410	163,937
	Boryung Pharmaceutical Co., Ltd.	3,514	85,176
*	Brain Technology Industries Co., Ltd.	2,340	9,705
#	Bu Kwang Pharmaceutical Co., Ltd.	26,171	396,286
	BYC Co., Ltd.	710	142,885
	Byuck San Corp.	5,300	79,457
#	Byuck San Engineering and Construction Co., Ltd.	38,300	137,338
* #	C & Heavy Industries Co., Ltd.	22,433	48,343
*	C&Woobang Construction Co., Ltd.	12,350	14,695
	Cambridge Members Co., Ltd.	2,280	25,168
* #	Capro Corp.	38,750	347,438
#	Celrun Co., Ltd.	22,630	60,767
	Cheil Worldwide, Inc.	5,487	1,166,175
	Cho Kwang Leather Co., Ltd.	10,640	63,349
	Cho Kwang Paint Co., Ltd.	12,070	24,636
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	56,551
	Chon Bang Co., Ltd.	130	4,001
#	Chong Kun Dang Pharmaceutical Corp.	11,862	200,199
* #	Choongwae Holdings Co., Ltd.	5,482	42,136
	Choongwae Pharmaceutical Corp.	9,906	136,626
	Chosun Refractories Co., Ltd.	2,210	181,239
#	Chungho Comnet Co., Ltd.	2,320	38,575
	Chunil Express Co., Ltd.	606	24,092
#	CJ CGV Co., Ltd.	19,000	297,188
* #	CJ Corp.	26,223	1,372,879
* #	Comtec Systems Co., Ltd.	25,030	33,764
* #	Cosmochemical Co., Ltd.	14,640	77,716

24

#	Crown Confectionery Co., Ltd.	1,360	65,106
	Dae Chang Industrial Co., Ltd.	63,900	44,288
	Dae Dong Industrial Co., Ltd.	6,090	100,357
*	Dae Ho Corp.	543	65
	Dae Hyun Co., Ltd.	51,280	25,793
#	Dae Sang Corp.	34,350	288,910
#	Dae Won Kang Up Co., Ltd.	80,800	137,441
* #	Dae Young Packaging Co., Ltd.	147,692	47,913
#	Daeduck Electronics Co., Ltd.	36,917	117,653
#	Daeduck Industries Co., Ltd.	21,536	129,676
	Daegu Bank Co., Ltd.	166,150	1,841,954
	Daehan City Gas Co., Ltd.	11,541	348,731
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	344,978
#	Daehan Flour Mills Co., Ltd.	2,110	384,075
*	Daehan Pulp Co., Ltd.	7,772	26,774
	Daehan Synthetic Fiber Co., Ltd.	1,750	166,069
#	Daekyo Co., Ltd.	9,840	557,446
* #	Daekyung Machinery & Engineering Co., Ltd.	54,200	123,684
	Daelim Trading Co., Ltd.	17,730	71,235
	Daesang Farmsco Co., Ltd.	13,210	18,043
#	Daesang Holdings Co., Ltd.	7,072	28,317
#	Daesung Industrial Co., Ltd.	6,130	535,017
	Daewon Pharmaceutical Co., Ltd.	9,120	34,385
*	Daewoo Electronic Components Co., Ltd.	184,910	43,002
#	Daewoo Motor Sales Corp.	31,830	552,403
	Daewoong Co., Ltd.	6,546	149,503
	Daewoong Pharmaceutical Co., Ltd.	9,753	589,167
	Dahaam E-Tec Co., Ltd.	2,200	64,383
#	Daishin Securities Co., Ltd.	68,700	1,110,547
#	Daiyang Metal Co., Ltd.	22,400	61,351
#	Daou Technology, Inc.	56,480	255,039
#	DI Corp.	30,950	40,074
	Digital Power Communications Co., Ltd.	50,540	60,708
	Dong Ah Tire Industrial Co., Ltd.	22,245	178,683
	Dong IL Rubber Belt Co., Ltd.	12,866	27,893
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	362,806
* #	Dong Won Co., Ltd.	6,100	56,762
#	Dong-A Pharmaceutical Co., Ltd.	14,036	1,432,944
	Dongbang Agro Co., Ltd.	19,470	116,126
	Dongbang Transport Logistics Co., Ltd.	26,000	107,003
#	Dongbu Corp.	25,950	253,768
* #	Dongbu HiTek Co., Ltd.	32,873	251,621
#	Dongbu Securities Co., Ltd.	35,541	223,990
#	Dongbu Steel Co., Ltd.	30,980	315,372
	Dong-Il Corp.	3,048	189,433
	Dongil Paper Manufacturing Co., Ltd.	37,700	31,595
	Dongkook Industrial Co., Ltd.	8,500	10,537
	Dongsung Chemical Co., Ltd.	1,115	13,516
*	Dongsung Holdings Co., Ltd.	3,504	28,350
	Dongsung Pharmaceutical Co., Ltd.	4,190	30,551
#	Dongwon F&B Co., Ltd.	3,360	112,717
	Dongwon Industries Co., Ltd.	2,350	240,419

25

#	Dongwon Systems Corp.	138,447	227,423
	Dongyang Engineering & Construction Corp.	2,200	62,418
#	Dongyang Mechatronics Corp.	29,591	129,548
#	Doosan Construction & Engineering Co., Ltd.	83,770	456,229
	DPI Co., Ltd.	8,565	50,273
#	Ducsung Co., Ltd.	12,680	20,199
*	DuzonBIzon Co., Ltd.	29,690	28,353
#	E1 Corp.	7,720	673,427
*	Eagon Industrial Co., Ltd.	3,120	28,623
*	En Paper Manufacturing Co., Ltd.	23,440	83,600
	Enex Co., Ltd.	34,400	24,639
	e-Starco Co., Ltd.	59,320	39,165
	F&F Co., Ltd.	21,060	76,322
* #	First Fire & Marine Insurance Co., Ltd.	23,310	151,043
* #	Firstech Co., Ltd.	29,829	41,206
#	Foosung Co., Ltd.	46,809	163,781
	Fursys, Inc.	13,170	295,437
	Gaon Cable Co., Ltd.	4,470	132,825
	GIIR, Inc.	14,410	116,396
#	Global & Yuasa Battery Co., Ltd.	12,280	191,289
	Green Cross Corp. (6497134)	1,825	137,229
#	Green Cross Corp. (6771708)	2,050	180,970
#	Green Non-Life Insurance Co., Ltd.	4,877	36,536
#	Gwangju Shinsegae Co., Ltd.	1,820	211,125
#	Hae In Co., Ltd.	10,894	37,403
#	Halla Climate Control Corp.	106,070	987,901
#	Halla Engineering & Construction Corp.	13,160	246,601
* #	Han All Pharmaceutical Co., Ltd.	34,948	85,803
#	Han Kuk Carbon Co., Ltd.	28,623	130,849
#	Han Yang Securities Co., Ltd.	12,760	130,313
#	Handok Pharmaceuticals Co., Ltd.	12,760	205,761
#	Handsome Corp.	34,799	353,296
#	Hanil Cement Manufacturing Co., Ltd.	8,558	573,995
	Hanil Construction Co., Ltd.	8,938	53,908
	Hanil E-Wha Co., Ltd.	38,970	81,450
	Hanil Iron & Steel Co., Ltd.	2,450	61,060
#	Hanjin Transportation Co., Ltd.	13,211	480,705
	Hankook Cosmetics Co., Ltd.	25,320	82,912
	Hankook Shell Oil Co., Ltd.	1,620	141,281
*	Hankook Synthetics, Inc.	550	48
	Hankook Tire Manufacturing Co., Ltd.	33,000	481,985
	Hankuk Glass Industries, Inc.	12,660	329,965
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	199,184
#	Hanmi Pharm Co., Ltd.	10,493	1,143,142
	Hansae Co., Ltd.	22,080	66,291
#	Hansol Chemical Co., Ltd.	12,170	96,824
#	Hansol CSN Co., Ltd.	65,160	81,512
#	Hansol LCD, Inc.	5,777	92,853
* #	Hansol Paper Co., Ltd.	53,310	747,637
#	Hanssem Co., Ltd.	22,380	191,065
*	Hansung Enterprise Co., Ltd.	5,340	21,948
#	Hanwha Chemical Corp.	107,857	1,016,722

26

* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	274,458
	Hanwha Securities Co., Ltd.	65,931	433,688
	Hanwha Timeworld Co., Ltd.	5,120	57,778
#	Heung-A Shipping Co., Ltd.	16,400	32,427
#	HMC Investment Securities Co., Ltd.	11,094	182,218
#	Hotel Shilla Co., Ltd.	60,958	1,203,318
	HS R&A Co., Ltd.	6,360	48,270
#	Huchems Fine Chemical Corp.	31,846	623,141
* #	Huneed Technologies	7,121	31,894
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	79,818	571,047
#	Husteel Co., Ltd.	7,220	156,140
#	Hwa Sung Industrial Co., Ltd.	12,520	77,526
	Hwacheon Machinery Works Co., Ltd.	2,200	32,632
#	Hwashin Co., Ltd.	22,220	56,451
#	Hyundai Auton Co., Ltd.	134,030	469,294
	Hyundai Cement Co., Ltd.	10,020	167,777
* #	Hyundai Corp.	21,801	476,489
	Hyundai Department Store Co., Ltd.	19,244	1,571,571
	Hyundai DSF Co., Ltd.	7,510	68,951
#	Hyundai Elevator Co., Ltd.	7,294	558,917
#	Hyundai H & S Co., Ltd.	6,210	418,143
#	Hyundai Hysco	91,740	890,407
	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	1,866,673
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	44,198
*	IB Sports, Inc.	14,500	31,852
*	IHQ, Inc.	22,450	34,736
	Il Dong Pharmaceutical Co., Ltd.	7,553	207,874
	Il Sung Construction Co., Ltd.	4,300	26,847
	Il Yang Pharmaceutical Co., Ltd.	18,270	496,865
	Iljin Diamond Co., Ltd.	2,172	27,773
*	Iljin Display Co., Ltd.	2,568	29,329
* #	Iljin Electric Co., Ltd.	26,650	116,131
#	Iljin Holdings Co., Ltd.	27,632	110,401
* #	Ilkyung Co., Ltd.	1,142	2,444
	Ilshin Spinning Co., Ltd.	1,730	109,171
#	Ilsung Pharmaceutical Co., Ltd.	2,040	217,528
#	InziControls Co., Ltd.	14,290	50,130
	IS Dongseo Co., Ltd.	7,558	136,165
#	ISU Chemical Co., Ltd.	7,920	101,607
#	IsuPetasys Co., Ltd.	39,800	52,934
#	Jahwa Electronics Co., Ltd.	16,460	73,013
	Jeil Mutual Savings Bank	7,990	33,928
	Jeil Pharmaceutical Co.	18,840	182,439
#	Jeonbuk Bank, Ltd.	51,866	305,462
#	Jinheung Mutual Savings Bank Co., Ltd.	24,579	101,036
* #	Joongang Construction Co., Ltd.	6,890	56,035
#	K.C. Tech Co., Ltd.	25,512	107,759
#	Keangnam Enterprises, Ltd.	21,653	252,526
* #	KEC Corp.	54,690	50,754
#	KEC Holdings Co., Ltd.	18,229	22,478
* #	Kedcom Co., Ltd.	42,071	32,032
	Keyang Electric Machinery Co., Ltd.	40,210	71,274

27

* #	KG Chemical Corp.	8,410	68,318
* #	KIRIN Co., Ltd.	61,710	97,334
#	KISWIRE, Ltd.	12,848	484,790
	Kodenshi Korea Corp.	25,020	48,842
#	Kolon Engineering & Construction Co., Ltd.	21,890	176,185
* #	Kolon Industries, Inc.	23,890	744,578
	Korea Cast Iron Pipe Co., Ltd.	26,090	126,409
*	Korea Circuit Co., Ltd.	19,330	59,967
#	Korea Cottrell Co., Ltd.	14,960	133,269
#	Korea Development Co., Ltd.	14,820	118,504
	Korea Development Leasing Corp.	4,545	163,779
#	Korea Electric Terminal Co., Ltd.	14,990	228,584
#	Korea Export Packing Industries Co., Ltd.	3,990	40,394
#	Korea Fine Chemical Co., Ltd.	3,171	163,398
#	Korea Flange Co., Ltd.	6,900	69,960
	Korea Iron & Steel Co., Ltd.	14,150	602,944
#	Korea Kolmar Co., Ltd.	18,210	47,421
#	Korea Komho Petrochemical Co., Ltd.	26,400	734,886
#	Korea Line Corp.	8,700	1,393,490
#	Korea Mutual Savings Bank	6,040	112,902
#	Korea Petrochemical Industry Co., Ltd.	10,960	267,729
	Korea Polyol Co., Ltd.	3,250	173,546
#	Korea Reinsurance Co., Ltd.	112,673	1,034,003
*	Korea Schnell Pharma Co., Ltd.	38,600	10,699
	Korean Air Terminal Service Co., Ltd.	3,350	125,820
	Korean French Banking Corp.	66,958	73,642
* #	KP Chemical Corp.	121,051	690,039
	KPC Holdings Corp.	3,008	164,909
* #	KTB Securities Co., Ltd.	59,730	342,367
#	Kukdo Chemical Co., Ltd.	8,450	181,876
	Kukdong Oil & Chemicals Co., Ltd.	3,623	32,375
	Kukje Pharm Ind. Co., Ltd.	13,468	33,773
	Kumbi Corp.	670	28,690
#	Kumho Electronics Co., Ltd.	7,292	157,358
#	Kumho Industrial Co., Ltd.	31,570	424,195
#	Kumho Investment Bank	101,210	92,019
#	Kumho Tire Co., Inc.	90,000	677,217
	Kumkang Industrial Co., Ltd.	5,810	54,258
	Kunsul Chemical Industrial Co., Ltd.	7,190	104,753
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	224,212
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	35,565
#	Kyeryong Construction Industrial Co., Ltd.	10,770	210,573
#	Kyobo Securities Co., Ltd.	44,300	441,161
	Kyung Dong Navien Co., Ltd.	1,740	41,988
* #	Kyungbang Co., Ltd.	1,100	126,927
	Kyungdong City Gas Co., Ltd.	2,270	109,181
	Kyung-in Synthetic Corp.	2,517	51,244
	Kyungnam Energy Co., Ltd.	28,770	83,999
	Lee Ku Industrial Co., Ltd.	35,635	35,602
	LG Dacom Corp.	60,620	1,135,071
#	LG Fashion Corp.	26,035	680,467
#	LG International Corp.	65,552	1,368,942

28

* #	LG Life Sciences, Ltd.	15,845	734,620
#	LIG Insurance Co., Ltd.	63,770	1,188,141
	Lotte Chilsung Beverage Co., Ltd.	1,112	993,428
#	Lotte Confectionary Co., Ltd.	990	1,190,063
* #	Lotte Midopa Co., Ltd.	61,160	473,528
#	Lotte Sam Kang Co., Ltd.	1,770	311,268
#	LS Industrial Systems Co., Ltd.	28,250	1,203,952
* #	Manho Rope & Wire Co., Ltd.	3,950	46,623
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	692,116
#	Meritz Securities Co., Ltd.	278,555	275,607
	Mi Chang Oil Industrial Co., Ltd.	1,790	45,818
	Miwon Commercial Co., Ltd.	1,280	56,790
	MonAmi Co., Ltd.	3,240	23,056
#	Moorim Paper Co., Ltd.	21,778	228,300
	Motonic Corp.	20,900	149,477
#	Namhae Chemical Corp.	63,074	1,359,093
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	952,959
	Namyang Dairy Products Co., Ltd.	745	472,681
	Nasan Co., Ltd.	35,400	57,458
	National Plastic Co., Ltd.	3,250	30,831
#	NCsoft Corp.	22,620	1,078,342
	Nexen Corp.	3,320	88,958
#	NH Investment & Securities Co., Ltd.	59,219	348,590
#	Nong Shim Co., Ltd.	4,490	903,681
#	Nong Shim Holdings Co., Ltd.	5,210	331,492
	Noroo Paint Co., Ltd.	14,277	44,941
* #	Orientbio, Inc.	89,550	59,171
#	ORION Corp.	5,470	1,096,736
	Ottogi Corp.	3,910	588,545
	Pacific Corp.	6,730	809,516
	Pacific Pharmaceutical Co., Ltd.	2,030	56,418
	Pang Rim Co., Ltd.	4,800	68,457
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	69,888
	Pohang Coated Steel Co., Ltd.	6,320	128,434
#	Poong Lim Industrial Co., Ltd.	31,880	134,898
* #	Poongsan Corp.	34,932	346,468
#	Poongsan Holdings Corp.	6,567	107,791
* #	Prime Entertainment Co., Ltd.	2,676	4,105
#	Pulmuone Co., Ltd. (6702957)	2,918	99,805
* #	Pulmuone Co., Ltd. (B3BG803)	4,562	111,462
	Pum Yang Construction Co., Ltd.	8,260	131,384
	Pusan Bank	162,320	1,805,146
#	Pusan City Gas Co., Ltd.	14,730	294,348
*	Pyung Hwa Anti-Vibration System Co., Ltd.	4,807	9,051
	Pyung Hwa Holdings Co., Ltd. (6161804)	10,456	25,818
*	Pyung Hwa Holdings Co., Ltd. (B156Z82)	3,205	3,821
* #	RNL BIO Co., Ltd.	33,430	35,743
#	S&T Corp.	12,394	171,170
#	S&T Daewoo Co., Ltd.	12,330	332,098
#	S&T Dynamics Co., Ltd.	29,822	298,641

29

* #	S&T Motors Co., Inc.	92,190	45,401
#	S1 Corp.	28,972	1,591,306
*	Saehan Industries, Inc.	65,180	479,928
*	Saehan Media Corp.	15,530	30,343
* #	Sajo Industries Co., Ltd.	5,990	127,322
* #	Sajo O&F Corp.	1,696	9,000
*	Sajodaerim Corp.	4,770	88,596
#	Sam Jin Pharmaceutical Co., Ltd.	24,895	265,330
#	Sam Kwang Glass Industrial Co., Ltd.	4,820	117,327
	Sam Whan Camus Co., Ltd.	5,270	48,904
	Sam Yung Trading Co., Ltd.	13,450	52,345
	Sambu Construction Co., Ltd.	10,690	346,297
	Samchully Co., Ltd.	4,720	750,383
*	Samho F&G, Inc.	32,880	24,648
#	Samho International Co., Ltd.	12,681	91,565
	Samhwa Crown and Closure Co., Ltd.	2,400	38,358
	Samhwa Paints Industrial Co., Ltd.	26,400	76,992
* #	Samick Musical Instruments Co., Ltd.	146,160	95,489
	Samil Pharmaceutical Co., Ltd.	2,680	26,313
*	Samsung Climate Control Co., Ltd.	6,810	44,216
	Samsung Fine Chemicals Co., Ltd.	29,280	1,426,924
#	Samwhan Corp.	13,660	210,875
#	Samyang Corp.	8,990	348,721
* #	Samyang Foods Co., Ltd.	7,360	126,234
#	Samyang Genex Co., Ltd.	4,026	224,419
	Samyang Tongsang Co., Ltd.	1,760	47,259
#	Samyoung Electronics Co., Ltd.	17,870	162,786
*	SandT Corp	3,294	240,552
	SC Engineering Co., Ltd.	4,248	17,595
#	Seah Besteel Corp.	16,050	367,601
	SEAH Holdings Corp.	4,160	438,575
	SEAH Steel Corp.	5,500	318,680
	Sebang Co., Ltd.	15,655	176,996
	Sejong Industrial Co., Ltd.	21,610	102,646
#	Seondo Electric Co., Ltd.	13,050	32,716
#	Seoul City Gas Co., Ltd.	3,590	279,324
#	Seoul Securities Co., Ltd.	447,434	437,975
* #	Serim Paper Manufacturing Co., Ltd.	24,240	211,086
* #	Seshin Co., Ltd.	19,902	22,859
#	Sewon Cellontech Co., Ltd.	14,221	89,904
*	SGWICUS Corp.	16,060	27,348
*	SH Chemical Co., Ltd.	148,722	124,804
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	42,701
#	Shin Won Corp.	60,100	106,783
	Shin Young Securities Co., Ltd.	10,600	398,924
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	30,195
	Shinil Engineering Co., Ltd.	4,010	33,926
	Shinpoong Pharmaceutical Co., Ltd.	4,680	83,764
	Shinsegae Engineering & Construction Co., Ltd.	2,990	53,291
#	Shinsung Engineering Co., Ltd.	30,420	144,990
*	Shinsung Tongsang Co., Ltd.	8,700	18,536
	Sindo Ricoh Co., Ltd.	11,169	626,334

30

#	SJM Co., Ltd.	22,510	95,830
#	SK Chemicals Co., Ltd.	22,820	651,911
	SK Energy Co., Ltd.	12	938
	SK Gas Co., Ltd.	9,960	639,082
#	SKC Co., Ltd.	34,460	588,514
#	SL Corp.	19,820	100,072
	Solomon Mutual Savings Bank	11,267	77,307
*	Songwon Industrial Co., Ltd.	12,420	38,569
#	Soosan Heavy Industries Co., Ltd.	40,700	33,810
* #	Ssangyong Cement Industry Co., Ltd.	79,381	681,389
*	Ssangyong Corp.	8,372	62,381
* #	Ssangyong Motor Co.	137,030	326,516
#	STX Corp.	16,247	451,421
#	STX Engine Co., Ltd.	28,692	549,096
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	45,770
	Suheung Capsule Co., Ltd.	16,030	87,297
	Sung Bo Chemicals Co., Ltd.	1,930	57,505
	Sung Chang Enterprise Co., Ltd.	6,150	103,482
* #	Sung Shin Cement Co., Ltd.	16,490	91,051
#	Sungjee Construction Co., Ltd.	4,690	46,237
#	Sungwon Corp.	49,310	290,817
	Sunjin Co., Ltd.	2,840	55,826
#	Sunkyong Securities Co., Ltd.	268,610	434,515
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	68,567
	Tae Kwang Industrial Co., Ltd.	880	768,963
	Tae Kyung Industrial Co., Ltd.	29,140	122,908
	Taegu Department Store	13,040	129,974
#	Taeyoung Engineering & Construction	90,740	388,442
	Tai Lim Packaging Industries Co., Ltd.	62,000	48,959
	TCC Steel	3,016	55,051
	Telcoware Co., Ltd.	9,000	57,744
*	The Will-Bes & Co., Ltd.	11,120	31,163
* #	Tong Yang Major Corp.	70,586	337,677
#	Tong Yang Moolsan Co., Ltd.	5,500	39,585
	Tong Yang Securities, Inc.	130,266	1,167,155
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc. (6837213)	25,071	90,714
* #	TRYBRANDS, Inc. (B2R8YN1)	13,298	47,386
	TS Corp.	5,500	326,485
#	Uangel Corp.	12,280	63,747
*	Uni Chem Co., Ltd.	56,800	32,905
#	Unid Co., Ltd.	6,000	188,562
* #	Union Steel Manufacturing Co., Ltd.	13,912	297,680
#	Uniquest Corp.	11,050	42,039
*	VGX International, Inc.	16,954	28,228
* #	Wealth Bridge Co., Ltd.	41,460	14,599
#	Whanin Pharmaceutical Co., Ltd.	13,650	175,159
	Wiscom Co., Ltd.	7,880	28,776
	Woongjin Coway Co., Ltd.	60,700	1,847,646
	Woongjin Thinkbig Co., Ltd.	22,329	477,241
#	Woongjin.Com Co., Ltd.	32,907	396,442
#	Woori Financial Co., Ltd.	20,620	182,484

31

	WooSung Feed Co., Ltd.	17,000	25,261
	YESCO Co., Ltd.	5,950	167,133
#	Yoosung Enterprise Co., Ltd.	33,540	87,271
#	Youlchon Chemical Co., Ltd.	32,710	182,679
*	Young Poong Mining & Construction Corp.	1,580	80
	Young Poong Paper Manufacturing Co., Ltd.	2,170	59,702
	Youngbo Chemical Co., Ltd.	12,640	22,928
	Youngone Corp.	68,080	538,099
	Youngpoong Corp.	2,040	895,711
#	Yuhan Corp.	10,444	2,144,640
#	YuHwa Securities Co., Ltd.	12,910	222,780
* #	Yungjin Pharm Co., Ltd.	95,136	102,679
*	Yuyang Telecom Co., Ltd.	5,530	31,180
*	ZeroOne Interactive Co., Ltd.	32,840	10,498
TOTAL — SOUTH KOREA			107,116,307

TAIWAN — (10.8%)
COMMON STOCKS — (10.6%)
*	A.G.V. Products Corp.	741,782	171,843
	Aaeon Technology, Inc.	169,313	306,884
	Ability Enterprise Co., Ltd.	730,170	751,669
*	Abocom Systems, Inc.	115,640	40,987
	Acbel Polytech, Inc.	773,731	326,991
*	Accton Technology Corp.	876,000	275,768
	Allis Electric Co., Ltd.	273,000	68,183
	Altek Corp.	499,202	638,902
	Ampoc Far East Co., Ltd.	158,444	50,174
	Amtran Technology Co., Ltd.	1,045,501	626,538
	Apex Biotechnology Corp.	178,592	326,393
*	Apex Science & Engineering Corp.	124,000	26,399
*	Arima Communication Corp.	593,809	278,708
*	Arima Computer Corp.	1,453,000	226,095
*	Arima Optoelectronics Corp.	325,594	133,539
*	Asia Chemical Corp.	559,000	266,312
	Asia Polymer Corp.	495,936	319,293
*	Asia Vital Components Co., Ltd.	358,980	244,207
	Aten International Co., Ltd.	184,561	308,185
	Audix Co., Ltd.	263,775	143,858
	Aurora Corp.	541,499	445,565
	Aurora Systems Corp.	244,244	123,544
	Avermedia Technologies, Inc.	358,858	478,202
	Avision, Inc.	334,763	137,031
	Awea Mechantronic Co., Ltd.	126,945	179,683
	Bank of Kaohsiung Co., Ltd.	782,044	310,474
*	Basso Industry Corp., Ltd.	279,537	218,282
*	Behavior Tech Computer Corp.	193,975	43,663
*	Bes Engineering Corp.	2,691,750	618,143
	Biostar Microtech International Corp.	231,975	96,086
*	C Sun Manufacturing, Ltd.	241,485	115,116
*	Carnival Industrial Corp.	656,000	136,225
	Cathay Chemical Works, Inc.	229,000	75,412

32

	Cathay Real Estate Development Co., Ltd.	9,000	3,801
	Central Reinsurance Co., Ltd.	826,402	347,905
	Chain Qui Development Co., Ltd.	226,083	145,465
	Champion Building Materials Co., Ltd.	519,771	195,149
	Charoen Pokphand Enterprises Co., Ltd.	351,000	155,948
	Cheng Loong Corp.	1,760,330	509,255
	Chenming Mold Industrial Corp.	276,437	93,767
*	Chia Her Industrial Co., Ltd.	539,000	31,253
*	Chia Hsin Cement Corp.	1,068,303	692,615
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,805
	Chicony Electronics Co., Ltd.	609,652	1,094,626
*	Chien Shing Stainless Steel Co., Ltd.	480,000	99,041
	Chilisin Electronics Corp.	207,535	85,136
*	Ching Feng Home Fashions Industries Co., Ltd.	192,474	73,441
	Chin-Poon Industrial Co., Ltd.	558,649	318,203
	China Chemical & Pharmaceutical Co.	408,000	184,571
	China Electric Manufacturing Co., Ltd.	694,900	350,927
*	China General Plastics Corp.	665,000	214,322
	China Glaze Co., Ltd.	329,423	99,511
*	China Man-Made Fiber Co., Ltd.	2,399,879	528,252
*	China Rebar Co., Ltd.	55,174	7,908
	China Steel Structure Co., Ltd.	232,000	127,610
	China Synthetic Rubber Corp.	712,954	716,091
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	123,298
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	553,532	886,278
	Chun Yu Works & Co., Ltd.	469,000	147,996
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	409,353
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	460,835
	Chung Hwa Pulp Corp.	843,594	422,071
	Collins Co., Ltd.	661,000	208,950
	Compeq Manufacturing Co., Ltd.	2,207,000	713,891
	Continental Engineering Corp.	1,297,067	586,115
	Cosmo Electronics Corp.	207,900	230,572
*	Cosmos Bank Taiwan	1,746,500	103,002
	CTCI Corp.	950,012	630,106
	CX Technology Co., Ltd.	108,368	35,807
	Cybertan Technology, Inc.	424,372	614,218
	Cyntec Co., Ltd.	319,325	441,675
	Da-Cin Construction Co., Ltd.	482,711	261,208
*	De Licacy Industries Co., Ltd.	100,000	18,788
*	Delpha Construction Co., Ltd.	462,000	88,049
*	Depo Auto Parts Industrial Co., Ltd.	270,000	655,962
*	Der Pao Construction Co., Ltd.	476,000	12,376
	Diamond Flower Electric Instrument Co., Ltd.	201,509	438,398
	D-Link Corp.	568,304	684,817
	Eastern Media International	2,002,128	602,899
	Eclat Textile Co., Ltd.	229,317	81,890
	Edom Technology Co., Ltd.	238,776	91,717
	Elan Microelectronics Corp.	598,728	712,486
*	E-Lead Electronic Co., Ltd.	79,000	51,060
	Elite Material Co., Ltd.	337,702	118,677
	Elite Semiconductor Memory Technology, Inc.	366,200	454,437
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	712,466
	Enlight Corp.	149,899	14,224
*	EnTie Commercial Bank	656,246	114,237
	Eten Information Systems, Ltd.	258,039	464,729
	Eternal Chemical Co., Ltd.	429,000	329,200
	Everest Textile Co., Ltd.	830,562	155,788
	Evergreen International Storage & Transport Corp.	1,691,000	1,097,230
	Everlight Chemical Industrial Corp.	655,000	345,197

33

*	Everspring Industry Co., Ltd.	184,530	36,860
*	Evertop Wire Cable Corp.	290,461	71,120
	Excel Cell Electronics Co., Ltd.	143,000	54,597
*	Far Eastern International Bank	3,163,048	802,119
	Federal Corp.	742,244	367,820
	Feng Hsin Iron & Steel Co., Ltd.	98	188
	Feng Tay Enterprise Co., Ltd.	791,561	501,726
*	FIC Global, Inc.	27,289	4,527
	First Copper Technology Co., Ltd.	703,000	195,408
	First Hotel	351,203	308,499
*	First Steamship Co., Ltd.	443,000	846,360
	Flytech Technology Co., Ltd.	123,750	277,963
	Formosa Epitaxy, Inc.	226,759	180,558
	Formosan Rubber Group, Inc.	841,000	424,955
*	Fortune Electric Co., Ltd.	396,000	547,756
*	Fu I Industrial Co., Ltd.	97,900	22,530
	Fwuson Industry Co., Ltd.	466,590	150,416
	G Shank Enterprise Co., Ltd.	325,256	262,801
	G.T.M. Corp.	338,000	179,489
	Gem Terminal Industries Co., Ltd.	293,579	230,730
	Giant Manufacture Co., Ltd.	528,328	1,533,632
*	Giga Storage Corp.	501,859	91,161
	Giga-Byte Technology Co., Ltd.	1,390,800	964,524
	Globe Union Industrial Corp.	426,942	312,358
	Gold Circuit Electronics, Ltd.	839,056	428,647
	Goldsun Development & Construction Co., Ltd.	2,083,478	875,242
	Good Will Instrument Co., Ltd.	141,120	84,876
*	Grand Pacific Petrochemical Corp.	1,130,000	284,834
	Grape King, Inc.	183,000	102,301
	Great China Metal Industry Co., Ltd.	462,000	205,717
	Great Taipei Gas Co., Ltd.	776,000	446,044
	Great Wall Enterprise Co., Ltd.	753,988	829,142
	Greatek Co., Ltd.	815,020	870,929
	Hanpin Co., Ltd.	151,000	76,772
	Hey Song Corp.	765,000	312,295
	Highwealth Construction Corp.	992,301	833,812
*	Hitron Technologies, Inc.	169,000	39,787
*	Ho Tung Holding Corp.	951,486	313,028
	Hocheng Corp.	542,700	162,571
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	89,895
	Hong Tai Electric Industrial Co., Ltd.	567,000	281,683
	Hong Yi Fiber Industry Co., Ltd.	216,000	46,158
*	Honmyue Enterprise Co., Ltd.	252,000	49,384
*	Hota Industrial Manufacturing Co., Ltd.	210,200	193,170
	Hsin Kuang Steel Co., Ltd.	395,497	371,614
	Hsing Ta Cement Co., Ltd.	620,000	191,009
	Hua Eng Wire & Cable Co., Ltd.	988,565	254,362
*	Huang Hsiang Construction Corp.	361,000	438,915
	Hung Ching Development & Construction Co., Ltd.	449,000	168,671
	Hung Poo Construction Corp.	490,658	572,855
	Hung Sheng Construction Co., Ltd.	887,000	450,644
*	Hwa Fong Rubber Co., Ltd.	471,670	102,242

34

	Ichia Technologies, Inc.	485,459	299,088
	I-Chiun Precision Industry Co., Ltd.	247,018	256,511
*	Inernational Semiconductor Technology, Ltd.	476,065	126,463
	Infortrend Technology, Inc.	422,273	425,737
	ITE Technology, Inc.	186,408	437,673
*	Jean Co., Ltd.	288,000	46,533
	Johnson Health Tech Co., Ltd.	127,500	172,395
*	Jui Li Enterprise Co., Ltd.	336,000	89,734
*	K Laser Technology, Inc.	273,343	160,625
	Kang Na Hsiung Co., Ltd.	302,000	148,646
*	Kao Hsing Chang Iron & Steel Corp.	784,000	224,561
	Kaulin Manufacturing Co., Ltd.	242,770	147,170
	Kee Tai Properties Co., Ltd.	791,422	309,466
*	Kenda Rubber Industrial Co., Ltd.	792,144	505,631
	King Yuan Electronics Co., Ltd.	2,111,700	924,900
	Kingdom Construction Co., Ltd.	889,000	392,468
*	King’s Town Bank	1,795,701	498,888
*	King’s Town Construction Co., Ltd.	494,995	420,302
	Kinpo Electronics, Inc.	2,658,157	738,322
	Knowledge-Yield-Excellence Systems Corp.	420,473	418,441
	Kung Long Batteries Industrial Co., Ltd.	64,000	60,884
*	Kuoyang Construction Co., Ltd.	687,000	349,453
*	Kwong Fong Industries Corp.	996,000	214,762
	Lan Fa Textile Co., Ltd.	618,423	117,031
*	Lead Data Co., Ltd.	617,920	69,641
	Leader Electronics, Inc.	96,477	27,577
*	Leadtek Research, Inc.	8,961	2,161
*	Lealea Enterprise Co., Ltd.	1,198,050	225,318
	Lee Chang Yung Chemical Industry Corp.	1,206,157	1,081,712
	Lee Chi Enterprises Co., Ltd.	326,000	111,105
	Lelon Co., Ltd.	76,170	18,662
*	Leofoo Development Co., Ltd.	507,000	306,641
	Les Enphants Co., Ltd.	297,944	214,805
*	Li Peng Enterprise Co., Ltd.	967,824	177,398
	Lian Hwa Foods Corp.	34,000	11,470
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	39,013
	Lien Hwa Industrial Corp.	1,143,749	519,793
	Lingsen Precision Industries, Ltd.	496,575	169,819
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	347,107
*	Long Chen Paper Co., Ltd.	866,062	249,432
*	Lucky Cement Corp.	620,000	157,769
	Makalot Industrial Co., Ltd.	237,202	268,885
	Mayer Steel Pipe Corp.	256,584	191,529
	Maywufa Co., Ltd.	67,632	27,142
	Meiloon Co., Ltd.	399,054	156,474
	Mercuries & Associates, Ltd.	987,477	403,538
*	Mercuries Data Co., Ltd.	285,292	65,379
	Merida Industry Co., Ltd.	375,800	817,802
	Merry Electronics Co., Ltd.	238,363	428,398
	Microelectronics Technology, Inc.	665,000	354,017
	Micro-Star International Co., Ltd.	1,716,348	1,190,819

35

*	Microtek International, Inc.	387,000	43,728
	Min Aik Technology Co., Ltd.	195,058	258,663
	Mirle Automation Corp.	250,568	247,637
	Mitac Technology Corp.	679,360	374,546
	Mobiletron Electronics Co., Ltd.	135,000	73,570
	Mospec Seminconductor Corp.	131,000	95,912
*	Mustek Systems, Inc.	591,708	76,021
	Nak Sealing Technologies Corp.	121,954	132,676
*	Namchow Chemical Industrial Co., Ltd.	473,000	107,096
	Nankang Rubber Tire Co., Ltd.	1,011,622	937,273
	Nantex Industry Co., Ltd.	383,110	325,760
	National Petroleum Co., Ltd.	455,824	335,145
*	New Asia Construction & Development Co., Ltd.	133,618	20,596
	Nien Hsing Textile Co., Ltd.	981,000	376,185
*	Ocean Plastics Co., Ltd.	342,200	210,373
*	Optimax Technology Corp.	968,674	147,864
	Opto Tech Corp.	714,886	494,121
*	Orient Semiconductor Electronics, Ltd.	129,974	22,513
	Oriental Union Chemical Corp.	1,095,788	798,896
*	Pacific Construction Co., Ltd.	1,054,000	145,032
*	Pacific Electric Wire & Cable Corp.	726,000	11,970
	Pan Jit International, Inc.	440,846	302,073
*	Pan-International Industrial Corp.	114,000	207,142
*	PC Home Online	49,000	40,136
	Phihong Technology Co., Ltd.	585,001	239,897
	Phoenix Precision Technology Corp.	236,606	132,088
*	Picvue Electronics, Ltd.	72,760	—
*	Pihsiang Machinery Mfg. Co., Ltd.	262,534	414,647
*	Potrans Electrical Corp.	228,000	31,520
	Prince Housing & Development Corp.	1,569,319	528,194
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	80,656
	Promise Technology, Inc.	217,223	166,270
*	Protop Technology Co., Ltd.	192,000	5,357
*	Quintain Steel Co., Ltd.	613,000	198,325
	Radium Life Tech Corp.	805,771	580,599
	Ralec Electronic Corp.	91,717	70,282
*	Rectron, Ltd.	185,496	17,815
	Reward Wool Industry Corp.	204,000	41,422
*	Rexon Industrial Corp., Ltd.	469,000	78,883
*	Ritek Corp.	4,755,000	927,154
	Ruentex Development Co., Ltd.	1,163,000	923,799
	Ruentex Industries, Ltd.	1,279,000	1,029,658
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	249,704
	San Fang Chemical Industry Co., Ltd.	280,108	202,574
	Sanyang Industrial Co., Ltd.	1,402,043	532,337
	Sanyo Electric Co., Ltd.	503,000	408,133
	SDI Corp.	274,000	175,204
	Senao International Co., Ltd.	375,539	482,227
	Shan-Loong Transportation Co., Ltd.	135,385	60,127
	Sheng Yu Steel Co., Ltd.	552,980	399,678

36

	Shihlin Electric & Engineering Corp.	895,000	963,836
*	Shihlin Paper Corp.	418,000	394,533
*	Shin Shin Co., Ltd.	49,000	34,702
	Shinkong Co., Ltd.	516,316	253,119
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	553,671
	Shuttle, Inc.	290,152	118,315
	Sigurd Microelectronics Corp.	424,973	195,625
*	Silicon Integrated Systems Corp.	2,346,137	576,562
	Silitech Technology Corp.	221,303	639,607
	Sincere Navigation Corp.	786	1,043
	Sinkang Industries Co., Ltd.	259,805	117,049
	Sinkong Spinning Co., Ltd.	469,542	299,631
	Sinon Corp.	551,000	201,684
*	Sintek Photronics Corp.	1,439,463	413,161
	Sinyi Realty, Inc.	453,473	885,547
	Sitronix Technology Corp.	157,413	386,889
	Siward Crystal Technology Co., Ltd.	191,441	103,211
*	Solelytex Enterprise Corp.	216,342	119,748
	Solomon Technology Corp.	351,091	144,590
	South East Soda Manufacturing Co., Ltd.	279,250	464,191
	Southeast Cement Co., Ltd.	899,700	307,840
	SPI Electronic Co., Ltd.	274,689	217,962
	Spirox Corp.	272,926	136,573
	Springsoft, Inc.	312,334	330,738
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	139,339
	Standard Foods Taiwan, Ltd.	531,000	491,713
	Stark Technology, Inc.	378,100	170,203
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	209,817
*	Sunplus Technology Co., Ltd.	599,000	525,257
*	Sunrex Technology Corp.	557,033	611,340
*	Syscom Computer Engineering Co.	140,000	38,439
	Sysware Systex Corp.	290,432	245,251
*	T JOIN Transportation Co.	802,000	492,064
	Ta Chen Stainless Pipe Co., Ltd.	757,197	633,364
*	Ta Chong Bank, Ltd.	3,172,212	823,924
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	220,411
	Ta Yih Industrial Co., Ltd.	194,000	95,671
	Tah Hsin Industrial Corp.	447,000	263,005
	Ta-I Technology Co., Ltd.	232,639	160,748
*	Taichung Commercial Bank	2,187,112	820,623
	Tainan Enterprises Co., Ltd.	250,829	180,230
	Tainan Spinning Co., Ltd.	2,480,000	849,458
*	Taisun Enterprise Co., Ltd.	542,000	131,450
	Taita Chemical Co., Ltd.	452,170	122,746
	Taiwan Acceptance Corp.	229,480	146,996
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	375,424
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,630
	Taiwan Fu Hsing Industrial Co., Ltd.	260,300	117,365
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	284,474
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	95,096
*	Taiwan Kolin Co., Ltd.	1,356,000	51,355
	Taiwan Life Insurance Co., Ltd.	800,165	804,403

37

	Taiwan Line Tek Electronic Co., Ltd.	71,658	33,223
	Taiwan Mask Corp.	528,720	244,105
	Taiwan Navigation Co., Ltd.	598,777	1,166,992
	Taiwan Paiho Co., Ltd.	438,253	261,130
*	Taiwan Pulp & Paper Corp.	618,000	257,119
	Taiwan Sakura Corp.	415,182	131,148
	Taiwan Secom Co., Ltd.	710,332	1,235,697
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	425,993
	Taiwan Styrene Monomer Corp.	958,547	309,925
*	Taiwan Tea Corp.	1,241,714	632,020
*	Taiyen Biotech Co., Ltd.	438,000	243,794
*	Teapo Electronic Corp.	712,000	113,729
*	Tecom, Ltd.	447,114	226,169
	Ten Ren Tea Co., Ltd.	123,980	110,311
	Test-Rite International Co., Ltd.	782,698	445,265
	Tex-Ray Industrial Co., Ltd.	188,000	43,373
	The Ambassador Hotel	597,000	850,247
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	531,179	204,524
	Thinking Electronic Industrial Co., Ltd.	184,204	128,335
	Thye Ming Industrial Co., Ltd.	267,015	242,812
	Ton Yi Industrial Corp.	2,487,280	1,102,036
	Tong Yang Industry Co., Ltd.	687,795	484,817
	Tsann Kuen Enterprise Co., Ltd.	590,642	479,407
	TTET Union Corp.	264,000	267,138
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	33,511
*	Twinhead International Corp.	27,504	3,101
*	TYC Brother Industrial Co., Ltd.	472,886	246,249
*	Tycoons Group Enterprise Co., Ltd.	719,000	212,635
	Tyntek Corp.	436,250	328,863
*	Tze Shin International Co., Ltd.	298,920	161,981
*	Uniform Industrial Corp.	84,530	54,601
*	Union Bank of Taiwan	3,105,488	569,340
*	Union Insurance Co., Ltd.	79,732	27,339
	Unitech Electronics Co., Ltd.	313,505	143,077
	Unitech Printed Circuit Board Corp.	660,300	375,387
	United Integration Service Co., Ltd.	446,439	318,805
	Unity Opto Technology Co., Ltd.	347,505	205,843
*	Universal Cement Corp.	944,191	614,299
	Universal Microelectronics Co., Ltd.	162,005	47,083
	Universal Scientific Industrial Co., Ltd.	1,735,836	903,191
	Universal, Inc.	123,000	42,530
	UPC Technology Corp.	1,364,071	616,616
	USI Corp.	1,203,000	547,959
	U-TECH Media Corp.	317,000	79,128
*	Ve Wong Corp.	311,000	178,512
*	Veutron Corp.	145,000	34,022
*	Via Technologies, Inc.	2,179,000	1,496,726
*	Visual Photonics Epitacy Co., Ltd.	182,812	204,403
*	Walsin Technology Corp., Ltd.	982,682	486,891
	Wan Hwa Enterprise Co., Ltd.	451,913	198,175
*	Waterland Financial Holdings	3,593,260	1,032,479

38

*	Wei Chih Steel Industrial Co., Ltd.	433,000	162,625
*	Wei Chuan Food Corp.	737,000	470,318
	Weltrend Semiconductor, Inc.	374,833	301,197
	Wistron NeWeb Corp.	298,288	379,134
	WPG Holdings Co., Ltd.	398,904	429,266
*	Wus Printed Circuit Co., Ltd.	836,205	150,569
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,968,000	1,471,926
*	Yeung Cyang Industrial Co., Ltd.	436,142	327,910
*	Yi Jinn Industrial Co., Ltd.	238,300	43,213
	Yieh Phui Enterprise Co., Ltd.	2,301,035	923,584
	Yosun Industrial Corp.	485,062	365,270
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	952,392
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,870	319,825
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	392,735
	Yung Tay Engineering Co., Ltd.	729,000	406,227
	Zig Sheng Industrial Co., Ltd.	795,442	143,638
	Zinwell Corp.	373,586	703,558
	Zippy Technology Corp.	217,948	109,773
*	Zyxel Communication Corp.	960,030	782,748
TOTAL COMMON STOCKS			119,054,809

RIGHTS/WARRANTS — (0.0%)
*	Pan Jit International, Inc. Rights 09/18/08	22,476	3,492
TOTAL — TAIWAN			119,058,301

THAILAND — (2.5%)
COMMON STOCKS — (2.5%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	70,429
*	Adkinson Securities PCL (Foreign)	7,671,400	116,505
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	133,178
#	Amata Corp. PCL (Foreign)	1,818,700	584,279
*	Apex Development PCL (Foreign)	3,536	2,224
	Asia Plus Securities PCL (Foreign)	2,598,950	173,061
#	Asian Property Development PCL (Foreign)	2,158,000	340,339
	Asian Property Development PCL (Foreign) NVDR	1,911,600	301,479
*	Bangchak Petroleum PCL (Foreign)	82,000	24,427
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	205,989
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	360,383
#	Bangkok Expressway PCL (Foreign)	1,245,800	644,003
	Bangkok First Investment & Trust PCL (Foreign)	702,200	102,541
	Bangkok Insurance PCL (Foreign)	84,734	638,475
*	Bangkok Land PCL (Foreign)	6,896,170	90,633
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	287,292
*	Bangkok Rubber PCL (Foreign)	14,600	1,057
	Big C Supercenter PCL (Foreign)	32,000	46,262
	Bualuang Securities PCL (Foreign)	240,000	102,336
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	518,660
	Capital Nomura Securities PCL (Foreign)	46,000	29,153
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	28,519

39

*	Central Paper Industry PCL (Foreign)	20	1,227
	Central Plaza Hotel PCL (Foreign)	916,100	128,960
#	Ch. Karnchang PCL (Foreign)	2,162,000	286,667
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	121,755
	Dynasty Ceramic PCL (Foreign)	882,400	422,645
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	250,516
	Erawan Group PCL (Foreign) (B014970)	3,710,340	368,433
	Erawan Group PCL (Foreign) (B014981)	335,930	33,357
*	G J Steel PCL (Foreign)	42,252,000	407,218
	GMM Grammy PCL (Foreign)	928,000	365,888
	Golden Land Property PCL (Foreign)	485,616	78,714
	Golden Land Property PCL (Foreign) NVDR	41,200	6,678
#	Hana Microelectronics PCL (Foreign)	1,281,796	670,098
	Hermraj Land & Development PCL (Foreign)	16,126,900	555,775
	Home Product Center PCL (Foreign)	3,358,470	462,967
	ICC International PCL (Foreign)	204,600	236,031
	Indorama Polymers PCL (Foreign)	274,000	77,222
*	ITV PCL (Foreign)	2,785,600	85,423
*	Jasmine International PCL (Foreign)	12,713,300	152,233
	Kang Yong Electric PCL (Foreign)	7,200	8,096
	KGI Securities One PCL (Foreign)	3,429,546	142,230
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	36,132
	Kiatnakin Finance PCL (Foreign)	764,800	440,028
	Kim Eng Securities Thailand PCL (Foreign)	896,800	429,542
	Krungthai Card PCL (Foreign)	576,700	306,540
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	845,952
	Laguna Resorts & Hotels PCL (Foreign)	80,500	94,042
	Lalin Property PCL (Foreign)	1,650,500	85,803
	Lanna Resources PCL (Foreign)	548,800	166,692
*	Loxley PCL (Foreign)	3,228,020	237,576
	Major Cineplex Group PCL (Foreign)	1,494,300	554,253
	MBK Development PCL (Foreign)	330,900	661,993
	Minor Corp. PCL (Foreign)	350,180	136,022
	MK Real Estate Development PCL (Foreign)	1,960,260	115,646
*	Muang Thai Insurance PCL	19,588	34,039
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	56,600
*	Nation Multimedia Group PCL (Foreign)	146,259	26,163
	Noble Development PCL (Foreign)	573,600	44,896
	Padaeng Industry PCL (Foreign) NVDR (6362351)	588,500	372,969
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	46,772
	Patum Rice Mill & Granary PCL (Foreign)	5,500	7,329
	Polyplex PCL (Foreign)	1,057,800	205,443
	Power Line Engineering PCL (Foreign)	327,500	23,721
	Pranda Jewelry PCL (Foreign)	118,000	24,468
	Property Perfect PCL (Foreign)	1,745,800	178,455
	Quality Houses PCL (Foreign)	11,876,300	627,807
#	Regional Container Lines PCL (Foreign)	1,112,300	529,512
	Robinson Department Store PCL (Foreign)	1,875,025	558,565
#	Rojana Industrial Park PCL (Foreign)	1,122,800	393,505
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	192,684
	Saha-Union PCL (Foreign)	636,600	332,802

40

	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	654,193
	Samart Corporation PCL (Foreign)	1,676,200	337,786
	Samart I-Mobile PCL (Foreign)	9,503,000	571,734
	Sammakorn PCL (Foreign)	75,000	3,866
	Sansiri PCL (Foreign)	2,621,166	182,195
	SC Asset Corp. PCL (Foreign)	580,100	130,455
*	Seamico Securities PCL (Foreign)	1,149,022	73,827
	SE-Education PCL (Foreign)	253,600	65,548
	Serm Suk PCL (Foreign)	10,000	3,899
	Serm Suk PCL (Foreign) NVDR	39,000	15,206
*	Shinawatra Satellite PCL (Foreign)	1,847,900	310,322
	Siam Future Development PCL (Foreign)	220,000	63,610
	Siam Industrial Credit PCL (Foreign)	178,162	15,090
#	Siam Makro PCL (Foreign)	373,600	927,453
*	Sino-Thai Engineering & Construction PCL (Foreign)	1,279,000	132,980
	Sri Trang Agro Industry PCL (Foreign)	370,998	160,361
	Srithai Superware PCL (Foreign)	439,300	80,188
	Supalai PCL (Foreign)	2,640,533	217,474
	SVOA PCL (Foreign)	1,007,100	27,060
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	504,218
	Thai Carbon Black PCL (Foreign)	87,900	59,045
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	809,029
	Thai Reinsurance PCL (Foreign)	1,484,700	260,169
*	Thai Rung Union Car PCL (Foreign)	759,600	58,124
	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	447,196
#	Thai Union Frozen Products PCL (Foreign)	713,000	387,319
	Thai Vegetable Oil PCL (Foreign)	1,087,875	676,745
	Thai Wacoal PCL (Foreign)	78,000	75,175
#	Thanachart Capital PCL (Foreign)	2,034,100	701,004
#	Ticon Industrial Connection PCL (Foreign)	1,026,600	443,741
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	45,472
	Tipco Asphalt PCL (Foreign)	352,190	170,746
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	124,518
	Tisco Bank PCL (Foreign) NVDR	167,800	88,703
#	TISCO Finance PCL (Foreign)	655,900	346,723
#	TPI Polene PCL (Foreign)	799,400	97,590
*	TT&T PCL (Foreign)	5,394,500	116,587
*	Tuntex (Thailand) PCL (Foreign)	8,196	7,107
*	Tycoons Worldwide Group PCL (Foreign)	804,700	162,162
*	Union Mosaic Industry PCL (Foreign)	681,900	14,140
	United Palm Oil Industry PCL (Foreign)	21,000	41,706
	Univentures PCL (Foreign)	1,801,100	129,401
	Vanachai Group PCL (Foreign)	2,859,066	250,502
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	107,107
	Vinythai PCL (Foreign)	2,273,034	487,932
TOTAL COMMON STOCKS			28,014,716

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	8,472,752	17,322
*	Bangkok Land PCL Warrants 05/02/13	217,333	381
*	Tuntex (Thailand) PCL (Foreign) Rights 09/10/08	295,710	—
TOTAL RIGHTS/WARRANTS			17,703

TOTAL — THAILAND			28,032,419

41

TURKEY — (3.5%)
COMMON STOCKS — (3.5%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	3
	Adana Cimento Sanayi Ticaret A.S.	338,592	141,905
	Afyon Cimento Sanayii Ticaret A.S.	201	155,756
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,264,278
*	Akenerji Elektrik Uretim A.S.	80,193	731,187
*	Aksa Akrilik Kimya Sanayii A.S.	206,894	351,544
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	46,851
	Alarko Holding A.S.	737,262	1,628,756
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	61,140
	Alkim Alkali Kimya A.S.	37,197	256,386
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	266,436
	Anadolu Anonim Turk Sigorta Sirketi A.S.	788,789	838,480
*	Anadolu Cam Sanayii A.S.	633,719	1,110,042
	Anadolu Hayat Sigorta A.S.	299,133	781,532
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	182,192
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	55,044	223,567
*	Ayen Enerji A.S.	133,075	250,969
*	Aygaz A.S.	21,750	58,000
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	865,059
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	322,232
	Bati Anabolu Cimento A.S.	110,525	722,537
	Bati Soeke Cimento Sanayi A.S.	67,601	87,874
*	Beko Elektronik A.S.	117,449	68,880
	Bolu Cimento Sanayii A.S.	354,094	504,188
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	285,366
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,787	104,899
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	162,089
*	Boyner Buyuk Magazacilik A.S.	189,233	207,196
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	4,675	202,424
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	279,306
	Bursa Cimento Fabrikasi A.S.	181,296	777,473
	Celebi Hava Servisi A.S.	36,194	262,124
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	146,321
	Cimsa Cimento Sanayi ve Ticaret A.S.	246,173	1,185,735
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	129,047	1,300,809
*	Dogan Gazetecilik A.S.	110,565	229,219
	Dogus Otomotiv Servis ve Ticaret A.S.	356,270	1,174,253
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	158,614
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	883,221	998,404
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	90,854	178,934
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	55,722

42

	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	15,801	185,073
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	128,135
*	Global Yatirim Holding A.S.	553,230	420,059
*	Goldas Kuyumculuk Sanayi A.S.	223,653	274,254
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	233,483
*	Goodyear Lastikleri T.A.S.	19,591	204,724
*	GSD Holding A.S.	924,152	1,058,890
	Gubre Fabrikalari Ticaret A.S.	11,759	441,503
	Gunes Sigorta A.S.	143,245	358,083
	Hektas Ticaret T.A.S.	130,556	120,131
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	493,979	693,967
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	248,033
*	Ihlas Holding A.S.	1,237,042	632,211
	Izmir Demir Celik Sanayii A.S.	450,069	1,130,582
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	522,726
	Karton Sanayi ve Ticaret A.S.	4,287	204,466
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	107,621
	Konya Cimento Sanayii A.S.	5,645	195,023
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	303,732	491,267
	Mardin Cimento Sanayii ve Ticaret A.S.	192,535	806,830
*	Marmari Marti Otel Isletmeleri A.S.	121,890	69,488
	Marshall Boya ve Vernik Sanayii A.S.	11,878	104,761
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	145,651
	Migros Turk A.S.	1	13
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	47,893
*	Mudurnu Tavukculuk A.S.	1,740	661
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	151,781
*	Nergis Holding A.S.	1,784	5,572
*	Net Holding A.S.	1,239,663	684,520
*	Net Turizm Ticaret ve Sanayi A.S.	216,417	119,562
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	115,684
	Otobus Karoseri Sanayi A.S.	39,067	477,878
*	Parsan Makina Parcalari Sanayii A.S.	102,576	200,568
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	238,247
	Pinar Sut Mamulleri Sanayii A.S.	83,887	334,891
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,821
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	111,048
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	176,148	404,586
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	134,330
*	Sekerbank TAS	30,000	56,855
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	17,500	24,194
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	459,015	962,218
*	Tekstil Bankasi A.S.	503,039	747,678
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	410,116
	Tofas Turk Otomobil Fabrikasi A.S.	1	3
*	Trakya Cam Sanayii A.S.	865,180	1,175,518
	Turcas Petrol A.S.	87,824	404,892
*	Turk Demir Dokum Fabrikalari A.S.	1	4

43

*	Turk Ekonomi Bankasi A.S.	1	1
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	575,741
*	Turkiye Sinai Kalkinma Bankasi A.S.	145,000	134,811
	Ulker Biskuvi Sanayi A.S.	394,961	1,010,944
*	USAS Ucak Servisi A.S.	71,628	82,807
*	Uzel Makina Sanayii A.S.	172,635	113,672
*	Vakif Finansal Kiralama A.S.	1	2
*	Vestel Elektronik Sanayi ve Ticaret A.S.	113,019	183,593
	Yapi Kredi Finansal Kiralama A.S.	15,000	28,840
	Yapi Kredi Sigorta A.S.	102,412	1,299,084
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	495,598
TOTAL — TURKEY			38,141,271

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $2,625,000 FNMA 6.26%(r), 09/01/37, valued at $2,579,419) to be repurchased at $2,537,547	$2,537	2,537,000

SECURITIES LENDING COLLATERAL — (12.7%)
§ @	DFA Short Term Investment Fund LP	139,514	139,514,038

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $28,752,531 FHLMC 6.913%(r), 11/01/32, valued at $964,382) to be repurchased at $945,698	945	945,473

TOTAL SECURITIES LENDING COLLATERAL			140,459,511

TOTAL INVESTMENTS - (100.0%) (Cost $1,047,523,480) ##			$1,106,289,371

44

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Face
		Amount	Value †
		(000)

AGENCY OBLIGATIONS — (39.6%)
	Federal Farm Credit Bank
	2.750%, 05/04/10	$118,300	$117,772,027
	Federal Home Loan Bank
	2.750%, 03/12/10	20,980	20,884,751
	4.375%, 03/17/10	55,000	56,081,685
	2.375%, 04/30/10	112,000	110,728,464
	4.875%, 05/14/10	108,200	111,375,345
	4.250%, 06/11/10	134,100	136,736,138
	2.750%, 06/18/10	76,200	75,732,513
	Federal Home Loan Mortgage Corporation
	2.875%, 04/30/10	136,000	135,254,040
	2.375%, 05/28/10	106,300	104,983,262
	2.875%, 06/28/10	75,000	74,665,350
	Federal National Mortgage Association
	2.500%, 04/09/10	100,000	99,095,100
	4.125%, 05/15/10	102,500	104,069,275
	2.375%, 05/20/10	124,500	122,990,437
	7.125%, 06/15/10	98,500	105,297,584
TOTAL AGENCY OBLIGATIONS			1,375,665,971

BONDS — (20.0%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	91,700	91,020,228
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	89,000	88,751,423
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	85,400	83,912,930
	CME Group, Inc. Floating Rate Note
(r)	3.300%, 08/06/10	100,000	99,904,800
	Deutsche Bank AG Floating Rate Note
(r)	2.909%, 06/18/10	100,000	99,886,700
	General Electric Capital Corp. Floating Rate Note
(r)	5.390%, 01/05/09	10,385	10,387,908
(r)	2.776%, 05/10/10	10,200	10,136,464
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	92,000	91,836,424
	Province of Manitoba
	4.450%, 04/12/10	5,450	5,567,486
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	93,000	91,294,659

1

Wal-Mart Stores, Inc.
(r) 4.125%, 07/01/10	19,343	19,708,331
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	5,000	4,998,790
TOTAL BONDS		697,406,143

CERTIFICATES OF DEPOSIT INTEREST BEARING — (11.4%)
ABN-AMRO Bank NV
3.070%, 01/28/09	43,000	42,989,323
3.035%, 02/13/09	60,000	60,000,000
Barclays Bank P.L.C.
3.430%, 07/10/09	80,000	80,009,384
3.430%, 08/07/09	22,000	21,984,312
BNP Paribas Finance, Inc.
3.040%, 01/20/09	47,000	46,983,089
3.130%, 08/06/09	53,000	52,815,995
Royal Bank of Scotland P.L.C.
3.110%, 01/23/09	45,000	45,000,000
UBS AG
3.390%, 07/13/09	45,000	44,990,086
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		394,772,189

COMMERCIAL PAPER — (28.2%)
AstraZeneca P.L.C.
2.670%, 11/12/08	100,000	99,432,290
Australia & New Zealand Bank
3.111%, 07/31/09	10,000	9,698,533
Bank of America Corp.
2.980%, 03/09/09	100,000	98,326,400
Bank of Nova Scotia
2.570%, 10/17/08	15,300	15,247,376
2.680%, 11/12/08	14,650	14,566,830
Bank of Scotland P.L.C.
2.950%, 12/04/08	100,000	99,231,280
3.055%, 01/15/09	6,000	5,929,365
Danske Corp.
2.695%, 11/13/08	78,000	77,550,299
2.960%, 02/09/09	25,000	24,646,375
Dexia Delaware LLC
2.815%, 11/10/08	80,000	79,560,056
2.815%, 11/12/08	23,000	22,869,427
National Australia Funding
2.900%, 12/16/08	9,000	8,920,730
Nordea North America, Inc.
3.000%, 05/11/09	43,000	42,023,810
2.900%, 05/22/09	15,000	14,642,784
Royal Bank of Canada
2.660%, 11/13/08	102,000	101,411,929
Royal Bank of Scotland P.L.C.
3.040%, 01/05/09	24,000	23,741,827
3.000%, 02/04/09	34,000	33,534,033
Societe Generale North America
2.600%, 10/20/08	26,000	25,904,044
3.005%, 02/12/09	15,000	14,783,874
3.100%, 05/01/09	19,000	18,587,774

2

3.145%, 05/01/09	44,000	43,045,372
Svenska Handelsbanken
2.700%, 11/13/08	51,025	50,730,820
UBS Finance Delaware LLC
3.130%, 01/22/09	27,000	26,662,630
3.180%, 05/01/09	15,000	14,674,559
3.225%, 05/22/09	17,000	16,595,155
TOTAL COMMERCIAL PAPER		982,317,572

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $32,240,000 FNMA 5.00%, 06/01/22, valued at $26,328,474) to be repurchased at $25,942,591	25,937	25,937,000

TOTAL INVESTMENTS - (100.0%)
(Cost $3,480,943,835)##		$3,476,098,875

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRIA — (1.5%)
BONDS — (1.5%)

PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	$49,593,095

CANADA — (1.8%)
BONDS — (1.8%)
Export Development Canada
(j) 0.880%, 09/22/08	6,750,000	62,030,407

FRANCE — (0.2%)
BONDS — (0.2%)
Reseau Ferre de France
(f) 3.250%, 09/12/08	6,000	5,449,841

GERMANY — (7.2%)
BONDS — (7.2%)
DSL Bank AG
(j) 1.750%, 10/07/09	5,760,000	53,440,785
Landesbank Baden-Wurttemberg
(f) 3.000%, 12/22/08	5,000	4,541,734
Landwirtschaftliche Rentenbank
(j) 0.650%, 09/30/08	9,715,000	89,259,179
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	10,718,000	98,361,546
TOTAL — GERMANY		245,603,244

NETHERLANDS — (3.0%)
BONDS — (3.0%)
Bank Nederlandse Gemeenten
(j) 0.800%, 09/22/08	9,300,000	85,457,023
(f) 2.000%, 12/30/08	4,000	3,624,512
Rabobank Nederland
(f) 3.500%, 12/29/08	15,500	14,106,035
TOTAL — NETHERLANDS		103,187,570

SPAIN — (1.5%)
BONDS — (1.5%)
Instituto de Credito Oficial
(j) 0.800%, 09/28/09	5,638,000	51,782,200

1

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
BONDS — (1.4%)
Inter-American Development Bank
(j) 1.900%, 07/08/09	5,000,000	46,352,952

SWEDEN — (0.2%)
BONDS — (0.2%)
Kommuninvest
(t) 5.000%, 11/25/08	9,900	8,451,831

UNITED KINGDOM — (1.6%)
BONDS — (1.6%)
Bank of Scotland P.L.C.
(j) 0.800%, 10/02/08	5,922,000	54,378,952

UNITED STATES — (80.6%)
AGENCY OBLIGATIONS — (27.8%)
Federal Farm Credit Bank
2.750%, 05/04/10	20,100	20,010,294
Federal Home Loan Bank
4.875%, 05/14/10	89,200	91,817,752
4.250%, 06/11/10	125,100	127,559,216
2.750%, 06/18/10	103,400	102,765,641
3.500%, 07/16/10	20,000	20,137,360
3.375%, 08/13/10	102,300	102,763,112
Federal Home Loan Mortgage Corporation
2.875%, 04/30/10	23,000	22,873,845
2.375%, 05/28/10	50,000	49,380,650
2.875%, 06/28/10	115,000	114,486,870
Federal National Mortgage Association
4.125%, 05/15/10	105,400	107,013,674
2.375%, 05/20/10	80,000	79,030,000
7.125%, 06/15/10	100,000	106,901,100
TOTAL AGENCY OBLIGATIONS		944,739,514

BONDS — (23.1%)
American Express Centurion Floating Rate Note
(r) 5.561%, 06/12/09	84,000	83,377,308
Bank of America Corp.
4.500%, 08/01/10	5,092	5,123,178
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	97,400	97,127,962
Citigroup, Inc.
(j) 0.800%, 10/30/08	2,263,000	20,748,107
CME Group, Inc. Floating Rate Note
(r) 3.300%, 08/06/10	25,000	24,976,200
Deutche Bank AG Floating Rate Note
(r) 3.565%, 02/16/10	90,000	90,024,300

2

	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	33,849,960
(j)	0.750%, 02/05/09	4,497,000	41,164,048
(f)	2.250%, 02/09/09	21,000	19,011,565
	Georgia Power Co. Floating Rate Note
(r)	3.400%, 03/17/10	67,500	67,258,282
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,839,980
	Toyota Motor Credit Corp.
(t)	4.940%, 09/22/08	25,000	21,433,901
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,844,255
(r)	5.465%, 11/24/09	50,000	49,083,150
	Wells Fargo Bank & Co.
	4.625%, 08/09/10	6,500	6,580,899
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	90,000	90,073,710
TOTAL BONDS			784,516,805

CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.9%)
	ABN-AMRO Bank NV
	3.070%, 01/28/09	77,000	76,980,881
	Barclays Bank P.L.C.
	3.430%, 07/10/09	60,000	60,007,038
	3.430%, 08/07/09	40,000	39,971,476
	BNP Paribas Finance, Inc.
	3.040%, 01/20/09	23,000	22,991,725
	3.190%, 08/14/09	76,000	76,000,000
	Royal Bank of Scotland P.L.C.
	3.110%, 01/23/09	94,000	94,000,000
	UBS AG
	3.390%, 07/13/09	100,000	99,977,970
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING			469,929,090

COMMERCIAL PAPER — (15.8%)
	Abbey National North America
	2.970%, 01/12/09	33,000	32,621,635
	2.970%, 02/09/09	20,000	19,717,100
	2.990%, 02/20/09	14,000	13,788,484
	Australia & New Zealand Bank
	2.710%, 09/12/08	15,000	14,986,548
	3.111%, 07/31/09	60,000	58,191,198
	Bank of America Corp.
	2.775%, 10/06/08	10,000	9,974,213
	2.755%, 10/10/08	85,000	84,755,055
	Bank of Scotland P.L.C.
	2.950%, 12/04/08	20,000	19,846,256
	3.045%, 01/12/09	17,000	16,805,085
	Fortis Banque Luxembourg
	2.710%, 10/07/08	93,000	92,750,137

3

National Australia Funding
3.000%, 01/02/09	10,000	9,895,420
Nordea North America, Inc.
2.855%, 01/28/09	44,000	43,423,904
3.030%, 05/05/09	25,000	24,447,533
3.000%, 05/11/09	4,000	3,909,192
Societe Generale North America
3.005%, 02/12/09	35,000	34,495,706
3.100%, 05/01/09	34,000	33,262,333
3.100%, 05/08/09	12,000	11,731,200
3.030%, 05/18/09	13,000	12,695,636
TOTAL COMMERCIAL PAPER		537,296,635

TOTAL — UNITED STATES		2,736,482,044

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 09/02/08 (Collateralized by $38,545,000 FNMA 5.150%(r), 09/01/37, valued at $33,476,348) to be repurchased at $32,988,109	$32,981	32,981,000

TOTAL INVESTMENTS - (100.0%)
(Cost $3,343,120,285)##		$3,396,293,136

4

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.4%)
Consumer Discretionary — (12.8%)
*	4Kids Entertainment, Inc.	842	$7,645
* #	99 Cents Only Stores	143,220	1,225,963
*	A.C. Moore Arts & Crafts, Inc.	800	6,032
	Aaron Rents, Inc.	26,200	748,272
*	Acme Communications, Inc.	23,312	26,576
	Aldila, Inc.	10,299	38,827
*	Alloy, Inc.	17,245	123,819
	American Axle & Manufacturing Holdings, Inc.	96,005	466,584
#	American Greetings Corp. Class A	73,700	1,185,096
* #	America’s Car-Mart, Inc.	25,396	480,238
	Arctic Cat, Inc.	18,844	194,659
#	ArvinMeritor, Inc.	129,930	1,950,249
	Asbury Automotive Group, Inc.	50,300	610,642
*	Ashworth, Inc.	12,200	35,868
*	Audiovox Corp. Class A	23,689	231,205
* #	AutoNation, Inc.	311,900	3,540,065
* #	Avatar Holdings, Inc.	1,900	60,401
*	Ballantyne of Omaha, Inc.	7,332	31,601
	Barnes & Noble, Inc.	63,600	1,572,828
	Bassett Furniture Industries, Inc.	8,939	91,893
	Beasley Broadcast Group, Inc.	11,000	33,440
#	Beazer Homes USA, Inc.	46,461	323,369
#	Belo Corp. Class A	148,448	1,088,124
*	Benihana, Inc. Class A	300	2,142
* #	Big Lots, Inc.	22,600	668,282
#	Blockbuster, Inc. Class A	218,800	525,120
*	Blockbuster, Inc. Class B	90,602	167,614
* #	Bluegreen Corp.	21,700	248,248
	Bob Evans Farms, Inc.	56,700	1,591,569
#	Bon-Ton Stores, Inc.	14,849	59,396
	Books-A-Million, Inc.	21,400	144,450
#	Borders Group, Inc.	7,800	54,600
#	Brookfield Homes Corp.	39,865	511,468
	Brown Shoe Company, Inc.	74,175	1,127,460
#	Brunswick Corp.	112,200	1,547,238
	Building Materials Holding Corp.	17,800	21,538
* #	Cabela’s, Inc.	120,700	1,478,575
*	Cache, Inc.	9,000	105,390
* #	California Coastal Communities, Inc.	10,209	26,952
	Callaway Golf Co.	12,400	168,392
	Canterbury Park Holding Corp.	2,833	27,622
	Carmike Cinemas, Inc.	8,200	43,214
	Carnival Corp.	106,900	3,961,714

1

*	Carriage Services, Inc.	19,056	82,894
* #	Casual Male Retail Group, Inc.	14,667	56,028
*	Cavalier Homes, Inc.	23,813	55,961
*	Cavco Industries, Inc.	10,095	353,426
	CBS Corp. Class B	493,166	7,979,426
*	Charlotte Russe Holding, Inc.	10,800	127,548
* #	Chicos FAS, Inc.	7,700	44,198
*	Chromcraft Revington, Inc.	100	290
	Churchill Downs, Inc.	81	3,598
#	Cinemark Holdings, Inc.	62,043	911,412
	Circuit City Stores, Inc.	9,700	17,460
#	Citadel Broadcasting Co.	442	442
	Coachmen Industries, Inc.	6,900	12,489
	Coast Distribution System, Inc.	400	1,280
	Cobra Electronics Corp.	1,200	3,492
	Collectors Universe, Inc.	14,288	111,446
#	Columbia Sportswear Co.	21,213	856,793
	Comcast Corp. Class A	3,753,475	79,498,600
	Comcast Corp. Special Class A Non-Voting	1,537,588	32,504,610
*	Concord Camera Corp.	9,362	27,618
* #	Conn’s, Inc.	38,000	726,560
	Cooper Tire & Rubber Co.	97,000	927,320
* #	Cox Radio, Inc.	61,500	685,725
	Craftmade International, Inc.	3,099	13,016
	CSS Industries, Inc.	18,850	502,352
*	Culp, Inc.	21,913	161,718
* #	Cumulus Media, Inc. Class A	22,400	105,056
*	Cybex International, Inc.	30,133	101,247
*	Cycle Country Accessories Corp.	3,220	3,172
* #	DEI Holdings, Inc.	1,368	1,956
* #	dELiA*s, Inc.	1,200	2,988
*	Delta Apparel, Inc.	879	6,109
*	Design Within Reach, Inc.	24,371	100,652
* #	Diedrich Coffee, Inc.	9,452	17,722
#	Dillards, Inc. Class A	125,800	1,606,466
#	Dineequity, Inc.	55,683	1,105,864
*	Discovery Holding Co. Class A	80,960	1,637,821
* #	Discovery Holding Co. Class B	7,874	211,378
* #	Dixie Group, Inc.	11,800	90,270
*	Dorman Products, Inc.	7,549	96,552
	Dover Motorsports, Inc.	16,800	83,832
*	DSW, Inc.	2,000	29,060
*	Duckwall-ALCO Stores, Inc.	700	9,275
	Educational Development Corp.	1,000	5,290
*	Emerson Radio Corp.	29,540	32,494
*	Entravision Communications Corp.	67,000	214,400
	Escalade, Inc.	600	1,770
*	Expedia, Inc.	109,511	1,933,964
*	Famous Dave’s of America, Inc.	200	1,860
	Finish Line, Inc. Class A	110,609	1,337,263
	Fisher Communications, Inc.	8,231	286,192
*	Flanigan’s Enterprises, Inc.	865	5,795
	Flexsteel Industries, Inc.	1,719	19,081
	Foot Locker, Inc.	201,364	3,280,220
* #	Ford Motor Co.	3,834,761	17,103,034

2

	Fortune Brands, Inc.	151,674	8,921,465
*	Franklin Covey Co.	10,916	97,698
*	Franklin Electronic Publishers, Inc.	15,050	26,337
	Fred’s, Inc.	60,080	842,322
	Frisch’s Restaurants, Inc.	300	6,975
* #	Fuel Systems Solutions, Inc.	1,973	102,261
	Furniture Brands International, Inc.	71,463	639,594
*	GameTech International, Inc.	16,810	65,391
* #	Gander Mountain Co.	52,026	183,132
	Gannett Co., Inc.	267,300	4,755,267
* #	Gaylord Entertainment Co.	23,382	810,186
#	General Motors Corp.	12,752	127,520
*	G-III Apparel Group, Ltd.	24,200	447,942
*	Goodyear Tire & Rubber Co.	152,323	2,987,054
* #	Gottschalks, Inc.	12,151	17,862
	Gray Television, Inc.	22,379	55,052
* #	Great Wolf Resorts, Inc.	1,800	9,414
	Group 1 Automotive, Inc.	41,700	882,372
*	Harris Interactive, Inc.	47,700	80,613
*	Hartmarx Corp.	2,000	4,960
*	Hastings Entertainment, Inc.	1,572	12,497
	Haverty Furniture Co., Inc.	36,299	400,741
*	Hawk Corp.	600	14,400
*	Hayes Lemmerz International, Inc.	8,881	22,469
#	Hearst-Argyle Television, Inc.	90,553	1,792,949
*	Heelys, Inc.	4,600	23,322
*	Helen of Troy, Ltd.	64,389	1,548,555
*	Hollywood Media Corp.	30,308	83,044
*	Hot Topic, Inc.	12,657	78,600
* #	Hovnanian Enterprises, Inc. Class A	97,900	699,006
*	HSN, Inc.	68,956	1,010,205
*	Iconix Brand Group, Inc.	9,157	118,400
	ILX Resorts, Inc.	900	1,935
* #	Infosonics Corp.	100	60
*	Interstate Hotels & Resorts, Inc.	52,524	138,138
*	Interval Leisure Group, Inc.	68,956	895,738
	J. Alexander’s Corp.	9,296	56,799
	J.C. Penney Co., Inc.	183,815	7,163,271
* #	Jakks Pacific, Inc.	18,275	455,961
* #	Jarden Corp.	105,350	2,704,334
* #	Jo-Ann Stores, Inc.	47,950	1,197,311
	Johnson Outdoors, Inc.	12,128	187,014
#	Jones Apparel Group, Inc.	13,700	272,082
	Journal Communications, Inc. Class A	17,629	90,084
#	KB Home	125,677	2,614,082
	Kenneth Cole Productions, Inc. Class A	17,774	285,450
	Kimball International, Inc. Class B	28,687	302,074
	K-Swiss, Inc. Class A	30,500	523,075
	LaCrosse Footwear, Inc.	495	8,167
*	Lakeland Industries, Inc.	11,757	150,372
* #	Lakes Entertainment, Inc.	2,300	15,088
#	Landry’s Restaurants, Inc.	25,100	483,426
*	Lazare Kaplan International, Inc.	13,180	106,099
#	La-Z-Boy, Inc.	48,700	368,659
* #	Leapfrog Enterprises, Inc.	100	850

3

* #	Lear Corp.	47,300	594,088
#	Lee Enterprises, Inc.	35,511	133,166
	Leggett & Platt, Inc.	236,744	5,281,759
*	Liberty Media Corp. - Entertainment Class A	625,764	17,389,982
*	Liberty Media Corp. - Entertainment Class B	14,088	393,478
*	Liberty Media Holding Corp. Capital Class A	217,289	3,530,946
*	Liberty Media Holding Corp. Capital Class B	6,041	100,462
*	Liberty Media Holding Corp. Interactive Class A	880,363	11,964,133
*	Liberty Media Holding Corp. Interactive Class B	31,518	428,014
	Lifetime Brands, Inc.	3,357	32,529
*	Lin TV Corp.	28,200	173,430
#	Lithia Motors, Inc. Class A	6,649	32,248
* #	Live Nation, Inc.	130,962	2,101,940
*	Lodgian, Inc.	21,628	182,973
*	Luby’s, Inc.	48,862	362,556
#	M/I Homes, Inc.	30,930	553,956
*	Mace Security International, Inc.	9,231	14,677
	Macy’s, Inc.	372,300	7,751,286
* #	MarineMax, Inc.	1,200	9,504
*	McCormick & Schmick’s Seafood Restaurants, Inc.	8,812	86,446
	MDC Holdings, Inc.	77,434	3,209,639
*	Meade Instruments Corp.	7,514	3,757
* #	Meritage Homes Corp.	61,660	1,444,077
	Modine Manufacturing Co.	42,200	667,604
* #	Mohawk Industries, Inc.	102,340	7,066,577
#	Monaco Coach Corp.	11,200	26,768
#	Monro Muffler Brake, Inc.	1,919	39,781
*	Morton’s Restaurant Group, Inc.	7,166	51,667
*	Mothers Work, Inc.	11,618	176,710
#	Movado Group, Inc.	31,700	735,123
* #	MTR Gaming Group, Inc.	35,575	145,502
* #	Multimedia Games, Inc.	34,788	176,027
#	Nautilus Group, Inc.	45,100	239,932
*	Navarre Corp.	179	290
	New Frontier Media, Inc.	22,735	87,984
*	New Motion, Inc.	200	800
*	New York & Co., Inc.	32,600	384,680
	News Corp. Class A	1,550	21,948
* #	Office Depot, Inc.	233,937	1,646,916
#	OfficeMax, Inc.	71,100	870,264
#	Orleans Homebuilders, Inc.	20,371	99,818
	O’Charleys, Inc.	28,308	283,363
* #	Outdoor Channel Holdings, Inc.	49,315	394,027
#	Oxford Industries, Inc.	35,285	806,262
* #	Palm Harbor Homes, Inc.	1,200	10,800
*	PC Mall, Inc.	4,708	45,056
#	Penske Automotive Group, Inc.	161,280	2,136,960
* #	Perry Ellis International, Inc.	31,523	537,782
*	Phoenix Footwear Group, Inc.	8,400	8,904
* #	Pinnacle Entertainment, Inc.	9,100	100,919
* #	Playboy Enterprises, Inc. Class B	45,100	192,126
*	Pomeroy IT Solutions, Inc.	10,282	53,466
*	Proliance International, Inc.	18,596	21,943
*	QEP Co., Inc.	5,300	31,747
*	Quiksilver, Inc.	137,900	1,063,209

4

* #	R.H. Donnelley Corp.	3,100	11,625
*	RC2 Corp.	6,900	173,673
*	Red Lion Hotels Corp.	28,076	239,488
*	Regent Communications, Inc.	9,238	7,206
	Regis Corp.	73,400	2,015,564
* #	Rent-A-Center, Inc.	40,770	923,848
*	Retail Ventures, Inc.	65,700	307,476
*	Rex Stores Corp.	4,050	52,326
*	Rocky Brands, Inc.	6,664	34,719
	Royal Caribbean Cruises, Ltd.	333,800	9,072,684
	Ruby Tuesday, Inc.	8,900	62,211
#	Russ Berrie & Co., Inc.	15,100	114,609
#	Ryland Group, Inc.	73,900	1,713,002
*	Saga Communications, Inc. Class A	24,780	155,866
	Salem Communications Corp.	19,181	36,444
	Sauer-Danfoss, Inc.	6,000	196,620
#	Scholastic Corp.	38,300	999,630
* #	Sears Holdings Corp.	148,945	13,695,493
	Service Corp. International	245,551	2,507,076
	Shiloh Industries, Inc.	24,611	209,686
*	Shoe Carnival, Inc.	26,682	435,450
	Sinclair Broadcast Group, Inc. Class A	103,923	736,814
* #	Skechers U.S.A., Inc. Class A	20,200	386,224
	Skyline Corp.	13,023	297,836
	Snap-On, Inc.	41,800	2,383,436
	Sonic Automotive, Inc.	55,200	593,952
* #	Source Interlink Companies, Inc.	16,430	20,537
*	Spanish Broadcasting System, Inc.	21,995	9,018
	Speedway Motorsports, Inc.	74,817	1,655,700
*	Sport Chalet, Inc. Class A	15,382	53,068
*	Sport Chalet, Inc. Class B	500	1,575
#	Sport Supply Group, Inc.	5,733	69,943
	Stage Stores, Inc.	60,550	963,956
	Standard Motor Products, Inc.	23,500	162,385
#	Standard Pacific Corp.	133,900	428,480
	Stanley Furniture, Inc.	11,599	95,692
*	Steinway Musical Instruments, Inc.	10,438	301,763
#	Stewart Enterprises, Inc.	25,202	235,891
* #	Stoneridge, Inc.	23,350	296,545
	Strattec Security Corp.	5,656	161,705
#	Superior Industries International, Inc.	38,900	683,473
	Superior Uniform Group, Inc.	9,178	95,084
* #	Syms Corp.	3,500	58,520
#	Systemax, Inc.	29,000	447,180
	Tandy Brand Accessories, Inc.	10,432	59,462
* #	Tarragon Corp.	936	899
	The Marcus Corp.	42,210	725,168
	The Men’s Wearhouse, Inc.	1,500	32,850
#	The Pep Boys - Manny, Moe & Jack	81,600	718,080
* #	The Steak n Shake Co.	600	4,668
*	Ticketmaster	68,956	1,477,727
	Time Warner, Inc.	5,159,956	84,468,480
* #	Toll Brothers, Inc.	257,599	6,409,063
*	Trans World Entertainment Corp.	24,866	71,863
* #	Trump Entertainment Resorts, Inc.	600	732

5

*	TRW Automotive Holdings Corp.	168,375	3,229,432
* #	Tuesday Morning Corp.	32,332	136,118
	Tyco Electronics, Ltd.	232,498	7,651,509
* #	Unifi, Inc.	172,580	688,594
	Unifirst Corp.	20,100	864,903
* #	Valassis Communications, Inc.	48,600	457,326
*	ValueVision Media, Inc. Class A	47,800	111,852
	Virco Manufacturing Corp.	12,501	54,504
* #	Warnaco Group, Inc.	35,758	1,844,040
#	Washington Post Co.	12,001	7,158,596
*	West Marine, Inc.	13,323	65,949
	Whirlpool Corp.	88,001	7,159,761
	Wyndham Worldwide Corp.	244,516	4,714,268
#	Xerium Technologies, Inc.	43,860	338,161
* #	Zale Corp.	75,640	2,065,728
Total Consumer Discretionary			474,051,746

Consumer Staples — (4.5%)
	Archer-Daniels-Midland Co.	457,265	11,641,967
*	Bridgford Foods Corp.	100	595
*	Cagle’s, Inc. Class A	600	2,895
#	Cal-Maine Foods, Inc.	27,317	1,078,748
* #	Caribou Coffee Co.	3,400	10,642
*	Central Garden & Pet Co.	48,200	270,402
*	Central Garden & Pet Co. Class A	110,693	586,673
#	Chiquita Brands International, Inc.	48,500	711,980
#	Coca-Cola Bottling Co. Consolidated	6,321	256,506
	Coca-Cola Enterprises, Inc.	804,540	13,733,498
* #	Collective Brands, Inc.	45,200	656,304
*	Constellation Brands, Inc. Class A	134,854	2,846,768
*	Constellation Brands, Inc. Class B	4,025	85,451
	Corn Products International, Inc.	93,300	4,178,907
* #	Craft Brewers Alliance, Inc.	11,301	39,440
#	CVS Caremark Corp.	726,214	26,579,432
	Del Monte Foods Co.	359,370	3,061,832
	Farmer Brothers Co.	34,214	891,617
	Griffin Land & Nurseries, Inc. Class A	1,500	51,720
* #	Hain Celestial Group, Inc.	46,600	1,211,134
#	Imperial Sugar Co.	8,419	118,119
	Ingles Market, Inc. Class A	3,338	82,482
	J.M. Smucker Co.	92,382	5,009,876
	Kraft Foods, Inc.	1,178,778	37,143,295
#	MGP Ingredients, Inc.	40,300	198,679
	Molson Coors Brewing Co.	246,248	11,733,717
	Molson Coors Brewing Co. Class A	391	18,438
*	Monterey Pasta Co.	15,479	32,042
#	Nash Finch Co.	20,900	851,048
	Oil-Dri Corp. of America	3,066	56,414
* #	Omega Protein Corp.	35,725	485,145
* #	Orchids Paper Products Co.	700	5,390
* #	Parlux Fragrances, Inc.	48,809	343,127
	PepsiAmericas, Inc.	144,800	3,392,664
	Pilgrim’s Pride Corp.	98,100	1,259,604
*	Prestige Brands Holdings, Inc.	101,900	968,050
	Reynolds American, Inc.	152,190	8,063,026

6

#	Sanderson Farms, Inc.	23,200	795,992
* #	Sanfilippo (John B.) & Son, Inc.	9,100	86,814
#	Seaboard Corp.	2,041	2,647,177
*	Seneca Foods Corp. Class B	300	6,303
* #	Smart Balance, Inc.	600	3,840
* #	Smithfield Foods, Inc.	249,373	5,014,891
* #	Spectrum Brands, Inc.	67,400	114,580
	SUPERVALU, Inc.	339,545	7,874,049
	Tasty Baking Co.	2,699	11,336
*	TreeHouse Foods, Inc.	53,970	1,498,207
	Tyson Foods, Inc. Class A	405,030	5,881,036
#	Universal Corp.	900	46,728
	Weis Markets, Inc.	44,681	1,691,176
* #	Winn-Dixie Stores, Inc.	92,300	1,303,276
*	Zapata Corp.	3,064	21,142
Total Consumer Staples			164,654,174

Energy — (15.7%)
	Adams Resources & Energy, Inc.	6,758	189,494
* #	Allis-Chalmers Energy, Inc.	73,600	1,064,256
	Anadarko Petroleum Corp.	844,668	52,141,356
	Apache Corp.	487,346	55,742,635
	Barnwell Industries, Inc.	3,790	44,911
*	Basic Energy Services, Inc.	79,746	2,330,976
* #	Bill Barret Corp.	1,140	44,893
* #	Brigham Exploration Co.	97,094	1,317,566
* #	Bristow Group, Inc.	38,200	1,557,414
* #	Bronco Drilling Co., Inc.	40,781	646,379
#	Cabot Oil & Gas Corp.	3,300	146,652
*	Callon Petroleum Co.	21,700	431,179
	Chesapeake Energy Corp.	620,500	30,032,200
	Cimarex Energy Co.	125,500	6,970,270
* #	Clayton Williams Energy, Inc.	18,190	1,472,299
*	Complete Production Services, Inc.	95,200	2,813,160
* #	Comstock Resources, Inc.	85,299	5,539,317
	ConocoPhillips	1,665,246	137,399,447
* #	Delta Petroleum Corp.	8,728	156,755
	Devon Energy Corp.	617,500	63,015,875
* #	Edge Petroleum Corp.	15,735	71,752
*	Encore Acquisition Co.	65,400	3,372,024
* #	Endeavour International Corp.	57,117	98,241
*	Energy Partners, Ltd.	8,200	97,580
	ENSCO International, Inc.	55,847	3,785,310
#	EOG Resources, Inc.	20,900	2,182,378
* #	EXCO Resources, Inc.	162,510	4,303,265
* #	Exterran Holdings, Inc.	26,789	1,224,525
* #	Forest Oil Corp.	150,189	8,548,758
*	Geokinetics, Inc.	12,504	244,828
* #	Geomet, Inc.	65,104	454,426
* #	Grey Wolf, Inc.	248,298	2,162,676
*	Gulfmark Offshore, Inc.	17,147	859,065
* #	Harvest Natural Resources, Inc.	28,700	317,996
* #	Helix Energy Solutions Group, Inc.	3,100	95,387
	Helmerich & Payne, Inc.	86,900	4,963,728
* #	Hercules Offshore, Inc.	92,800	2,048,096

7

	Hess Corp.	301,400	31,559,594
*	HKN, Inc.	19,023	179,197
* #	Hornbeck Offshore Services, Inc.	12,900	568,374
	Marathon Oil Corp.	442,123	19,926,484
*	Mariner Energy, Inc.	150,441	4,376,329
	Massey Energy Co.	33,400	2,203,064
*	Meridian Resource Corp.	154,985	420,009
*	Natural Gas Services Group	15,260	395,844
*	Newfield Exploration Co.	221,365	10,010,125
*	Newpark Resources, Inc.	130,700	1,121,406
	Noble Energy, Inc.	242,940	17,426,086
	Occidental Petroleum Corp.	4,200	333,312
* #	Oil States International, Inc.	39,000	2,169,570
*	OMNI Energy Services Corp.	6,800	29,920
	Overseas Shipholding Group, Inc.	52,000	3,730,480
* #	Parker Drilling Co.	87,100	807,417
	Patterson-UTI Energy, Inc.	111,625	3,172,382
*	Petrohawk Energy Corp.	182,762	6,325,393
*	Petroleum Development Corp.	16,500	1,003,035
* #	PHI, Inc. Non-Voting	24,417	937,857
* #	PHI, Inc. Voting	200	7,651
*	Pioneer Drilling Co.	83,080	1,392,421
	Pioneer Natural Resources Co.	199,821	12,622,693
*	Plains Exploration & Production Co.	162,830	8,776,537
*	Pride International, Inc.	30,126	1,157,140
* #	Quest Resource Corp.	18,037	86,758
*	SEACOR Holdings, Inc.	40,633	3,581,799
* #	Stone Energy Corp.	51,287	2,444,881
*	Swift Energy Corp.	48,099	2,246,704
	Tesoro Petroleum Corp.	54,600	1,012,830
	Tidewater, Inc.	1,200	72,804
* #	Trico Marine Services, Inc.	41,694	990,232
*	Union Drilling, Inc.	34,327	488,130
*	Unit Corp.	57,000	3,860,610
#	USEC, Inc.	79,300	456,768
	Valero Energy Corp.	738,360	25,665,394
* #	VeraSun Energy Corp.	158,300	911,808
	W&T Offshore, Inc.	65,800	2,313,528
*	Whiting Petroleum Corp.	70,255	6,761,341
	World Fuel Services Corp.	21,911	631,256
Total Energy			580,064,232

Financials — (27.8%)
	1st Independence Financial Group, Inc.	100	1,844
	1st Source Corp.	51,101	1,110,425
	21st Century Holding Co.	21,667	145,386
	Abigail Adams National Bancorp, Inc.	900	5,175
#	Abington Bancorp, Inc.	49,812	492,641
	Access National Corp.	600	3,588
	Advanta Corp. Class A	28,983	188,969
#	Advanta Corp. Class B	63,916	487,679
	Affirmative Insurance Holdings, Inc.	7,456	44,960
* #	Allegheny Corp.	14,742	4,717,440
	Alliance Bancorp, Inc. of Pennsylvania	700	6,293
	Allstate Corp.	701,000	31,636,130

8

* #	AmComp, Inc.	15,343	184,116
	Amcore Financial, Inc.	43,411	381,589
	American Bancorp of New Jersey, Inc.	22,486	237,677
#	American Capital, Ltd.	319,685	6,949,952
#	American Equity Investment Life Holding Co.	88,700	815,153
	American Financial Group, Inc.	206,800	5,900,004
*	American Independence Corp.	866	5,768
	American International Group, Inc.	1,566,561	33,665,396
	American National Insurance Co.	48,061	4,587,422
#	American Physicians Capital, Inc.	4,950	209,385
#	American West Bancorporation	30,946	53,227
* #	AmeriCredit Corp.	151,900	1,607,102
	Ameris Bancorp	36,345	436,867
*	Amerisafe, Inc.	39,216	725,104
* #	AmeriServe Financial, Inc.	33,134	93,769
#	Anchor Bancorp Wisconsin, Inc.	34,430	264,422
* #	Appalachian Bancshares, Inc.	1,797	11,591
#	Asset Acceptance Capital Corp.	12,821	138,980
#	Associated Banc-Corp.	152,800	2,674,000
	Assurant, Inc.	8,200	479,126
	Atlantic Coast Federal Corp.	3,455	27,294
#	Atlantic Southern Financial Group, Inc.	1,000	13,750
*	B of I Holding, Inc.	12,754	80,223
	Baldwin & Lyons, Inc. Class A	300	6,762
	Baldwin & Lyons, Inc. Class B	8,113	172,969
	Bancorp Rhode Island, Inc.	1,300	38,571
	BancorpSouth, Inc.	35,800	824,116
	BancTrust Financial Group, Inc.	14,204	119,882
	Bank Mutual Corp.	94,800	1,142,340
	Bank of America Corp.	2,357,288	73,405,948
* #	Bank of Florida Corp.	23,916	189,893
#	Bank of Granite Corp.	32,753	250,888
#	BankAtlantic Bancorp, Inc. Class A	14,300	26,598
	BankFinancial Corp.	46,664	696,227
#	BankUnited Financial Corp. Class A	225	268
#	Banner Corp.	666	7,040
	Bar Harbor Bankshares	2,000	58,440
#	BB&T Corp.	165,800	4,974,000
* #	Beach First National Bancshares, Inc.	7,596	62,819
	Benjamin Franklin Bancorp, Inc.	5,074	61,142
	Berkshire Hills Bancorp, Inc.	25,284	672,554
#	Beverly Hills Bancorp, Inc.	30,525	41,819
	Blackrock, Inc.	53,268	11,572,473
* #	BNCCORP, Inc.	494	4,965
	Brookline Bancorp, Inc.	77,125	792,845
	Cadence Financial Corp.	27,281	250,712
#	Camden National Corp.	637	20,632
#	Capital City Bank Group, Inc.	14,054	340,528
#	Capital Corp. of the West	9,068	28,836
#	Capital One Financial Corp.	654,079	28,871,047
#	Capital Southwest Corp.	8,539	1,144,568
	CapitalSouth Bancorp	100	252
#	Capitol Bancorp, Ltd.	35,999	553,305
	Cardinal Financial Corp.	63,270	537,162
	Carver Bancorp, Inc.	600	4,590

9

#	Cascade Financial Corp.	12,500	114,750
#	Cathay General Bancorp	68,257	1,321,456
	Center Bancorp, Inc.	837	8,847
	Center Financial Corp.	40,876	550,600
#	Centerstate Banks of Florida, Inc.	400	5,716
*	Central Jersey Bancorp	5,901	45,969
#	Central Pacific Financial Corp.	14,800	176,120
	Centrue Financial Corp.	1,000	12,730
	Century Bancorp, Inc. Class A	906	15,629
	CFS Bancorp, Inc.	14,248	135,926
	Chemical Financial Corp.	34,775	1,002,563
*	Chicopee Bancorp, Inc.	600	8,028
	Chubb Corp.	587,928	28,226,423
	Cincinnati Financial Corp.	273,147	8,096,077
	Citizens Community Bancorp, Inc.	10,355	82,219
	Citizens Holding Co.	300	5,853
#	Citizens Republic Bancorp, Inc.	12,539	46,018
	Citizens South Banking Corp.	1,842	14,736
	City Holding Co.	1,577	65,934
	City National Corp.	73,100	3,617,719
	CNA Financial Corp.	366,800	10,285,072
*	CNA Surety Corp.	59,978	963,846
	Codorus Valley Bancorp, Inc.	315	3,767
	Colony Bankcorp, Inc.	300	3,228
	Columbia Banking System, Inc.	39,247	549,458
	Comerica, Inc.	201,512	5,660,472
	Commonwealth Bankshares, Inc.	800	11,000
* #	Community Bancorp	2,900	15,254
	Community Bank System, Inc.	31,500	711,900
	Community Trust Bancorp, Inc.	26,863	900,985
#	Community West Bancshares	400	1,600
* #	CompuCredit Corp.	51,918	269,454
*	Conseco, Inc.	246,095	2,207,472
* #	Consumer Portfolio Services, Inc.	19,578	42,093
* #	Core-Mark Holding Co., Inc.	22,071	651,095
#	Corus Bankshares, Inc.	10,197	40,482
*	Cowen Group, Inc.	2,400	22,032
	Crawford & Co. Class A	1,200	12,612
*	Crescent Financial Corp.	18,540	119,212
*	Dearborn Bancorp, Inc.	7,013	32,260
	Delphi Financial Group, Inc. Class A	73,650	1,976,030
	Discover Financial Services	719,953	11,843,227
	Donegal Group, Inc. Class A	40,892	735,238
	Donegal Group, Inc. Class B	300	5,697
* #	E*TRADE Financial Corp.	123,406	394,899
#	East West Bancorp, Inc.	29,363	366,157
	Eastern Insurance Holdings, Inc.	22,090	336,652
	Eastern Virginia Bankshares, Inc.	300	4,800
	EMC Insurance Group, Inc.	24,800	602,640
*	Encore Bancshares, Inc.	2,700	44,739
* #	Encore Capital Group, Inc.	37,672	478,434
	Enterprise Bancorp, Inc.	600	7,125
#	Enterprise Financial Services Corp.	17,061	320,064
	ESB Financial Corp.	1,000	10,680
	ESSA Bancorp, Inc.	21,670	289,945

10

	Evans Bancorp, Inc.	400	6,660
	F.N.B. Corp.	30,495	356,487
	Farmers Capital Bank Corp.	900	26,883
	FBL Financial Group, Inc. Class A	49,686	1,140,294
#	Federal Agriculture Mortgage Corp. Class A	277	5,609
	Federal Agriculture Mortgage Corp. Class C	13,100	383,830
	Fidelity Bancorp, Inc.	400	4,600
	Fidelity National Financial, Inc.	316,027	4,433,859
	Fidelity Southern Corp.	7,035	27,788
#	Fifth Third Bancorp	1,011,926	15,968,192
#	Financial Federal Corp.	26,591	663,977
	Financial Institutions, Inc.	4,550	79,944
* #	First Acceptance Corp.	17,700	58,056
	First American Corp.	155,240	3,922,915
#	First Bancorp	15,362	230,430
#	First Bancorp, Inc.	870	15,808
	First Bancshares, Inc. (318687100)	400	6,712
	First Bancshares, Inc. (318916103)	300	4,650
#	First Busey Corp.	62,749	888,526
	First Business Financial Services, Inc.	300	4,977
	First Citizens BancShares, Inc.	18,938	2,810,778
#	First Commonwealth Financial Corp.	104,690	1,196,607
	First Community Bancshares, Inc.	2,977	95,056
	First Defiance Financial Corp.	10,977	179,913
#	First Federal Bancshares of Arkansas, Inc.	1,300	9,997
	First Federal of Northern Michigan Bancorp, Inc.	1,100	5,390
	First Financial Bancorp	56,678	737,948
#	First Financial Corp.	27,466	1,139,290
	First Financial Holdings, Inc.	3,086	67,398
	First Financial Service Corp.	900	18,117
	First M&F Corp.	300	3,201
	First Merchants Corp.	31,341	604,568
*	First Mercury Financial Corp.	27,414	403,808
	First Niagara Financial Group, Inc.	191,382	2,863,075
	First PacTrust Bancorp, Inc.	900	11,340
	First Place Financial Corp.	24,803	251,998
* #	First Regional Bancorp	16,720	85,606
	First Security Group, Inc.	9,508	75,018
#	First State Bancorporation	22,200	126,762
	First United Corp.	300	6,024
	Firstbank Corp.	210	1,905
* #	FirstCity Financial Corp.	705	4,399
#	Flagstar Bancorp, Inc.	33,000	146,190
	Flushing Financial Corp.	37,996	660,750
	FNB United Corp.	21,631	162,665
*	FPIC Insurance Group, Inc.	10,600	547,596
* #	Franklin Bank Corp.	92	53
	Fulton Financial Corp.	210,553	2,244,495
#	Gateway Financial Holdings, Inc.	23,241	160,130
	Genworth Financial, Inc.	705,238	11,319,070
	German American Bancorp, Inc.	16,936	219,999
*	Golfsmith International Holdings, Inc.	177	589
#	Great Southern Bancorp, Inc.	500	5,185
	Greene Bancshares, Inc.	3,500	54,075
	GS Financial Corp.	400	6,200

11

* #	Guaranty Bancorp	113,605	639,596
	Guaranty Federal Bancshares, Inc.	1,684	24,048
*	Guaranty Financial Group, Inc.	11,566	55,401
*	Hallmark Financial Services, Inc.	20,100	185,523
	Hancock Holding Co.	1,500	73,575
#	Hanmi Financial Corp.	6,300	32,193
	Hanover Insurance Group, Inc.	96,080	4,537,858
	Harleysville Group, Inc.	47,300	1,715,571
	Harleysville National Corp.	67,517	992,500
#	Harrington West Financial Group, Inc.	400	1,420
* #	Harris & Harris Group, Inc.	57,901	423,835
	Hartford Financial Services Group, Inc.	349,109	22,021,796
	HCC Insurance Holdings, Inc.	166,823	4,200,603
	Heartland Financial USA, Inc.	13,489	290,418
	Heritage Commerce Corp.	37,423	449,824
	Heritage Financial Corp.	11,918	168,282
	HF Financial Corp.	400	6,144
*	Hilltop Holdings, Inc.	6,627	68,987
	Hingham Institution for Savings	500	14,750
	HMN Financial, Inc.	4,096	58,327
	Home Bancshares, Inc.	29,170	700,974
	Home Federal Bancorp, Inc.	20,386	224,246
	HopFed Bancorp, Inc.	1,719	20,783
	Horace Mann Educators Corp.	68,828	1,025,537
	Horizon Bancorp	300	6,663
#	Horizon Financial Corp.	17,341	141,329
#	Hudson City Bancorp, Inc.	685,228	12,635,604
	Huntington Bancshares, Inc.	94,200	689,544
	IBERIABANK Corp.	21,918	1,188,613
#	Imperial Capital Bancorp, Inc.	359	3,209
#	Independence Holding Co.	25,070	329,420
	Independent Bank Corp. (MA)	21,300	589,158
	Independent Bank Corp. (MI)	42,610	315,740
	Infinity Property & Casualty Corp.	32,000	1,488,000
	Integra Bank Corp.	43,752	280,450
	Intervest Bancshares Corp.	1,136	9,043
	Investors Title Co.	1,100	48,345
#	Irwin Financial Corp.	3,095	12,101
	JPMorgan Chase & Co.	3,491,094	134,372,208
	Kentucky First Federal Bancorp	800	7,600
	KeyCorp	634,041	7,614,832
	K-Fed Bancorp	107	1,085
*	Knight Capital Group, Inc.	79,507	1,370,701
*	LaBranche & Co., Inc.	2,500	16,075
#	Lakeland Bancorp, Inc.	43,159	509,276
	LandAmerica Financial Group, Inc.	11,300	193,682
#	Landmark Bancorp, Inc.	1,470	31,605
	Legacy Bancorp, Inc.	22,879	315,501
	Legg Mason, Inc.	145,493	6,478,803
	Lehman Brothers Holdings, Inc.	175,200	2,818,968
	Leucadia National Corp.	246,600	11,415,114
	Lincoln National Corp.	463,782	23,541,574
#	LNB Bancorp, Inc.	12,489	107,281
	Loews Corp.	784,497	34,070,705
	LSB Corp.	800	11,800

12

	M&T Bank Corp.	122,692	8,752,847
#	Macatawa Bank Corp.	33,567	271,557
	MainSource Financial Group, Inc.	39,983	724,092
	Marshall & Ilsley Corp.	339,980	5,235,692
	MB Financial, Inc.	59,049	1,643,334
#	MBT Financial Corp.	24,831	112,981
	MCG Capital Corp.	7,747	26,960
	Meadowbrook Insurance Group, Inc.	113,375	759,613
	Medallion Financial Corp.	20,360	211,337
#	Mercantile Bancorp, Inc.	400	6,790
	Mercantile Bank Corp.	716	6,165
	Mercer Insurance Group, Inc.	14,397	238,990
* #	Meridian Interstate Bancorp, Inc.	1,700	16,388
	Merrill Lynch & Co., Inc.	188,916	5,355,769
	Meta Financial Group, Inc.	1,601	29,779
#	MetLife, Inc.	1,133,200	61,419,440
	MetroCorp Bancshares, Inc.	2,200	28,072
	MicroFinancial, Inc.	4,100	17,712
#	Midwest Banc Holdings, Inc.	50,922	283,636
	Morgan Stanley	621,449	25,373,763
*	Move, Inc.	3,840	10,368
	MutualFirst Financial, Inc.	2,300	24,311
#	Nara Bancorp, Inc.	50,285	550,621
#	National Penn Bancshares, Inc.	139,707	1,995,016
#	National Western Life Insurance Co. Class A	800	191,552
	Nationwide Financial Services, Inc.	77,000	3,960,880
*	Navigators Group, Inc.	28,893	1,513,993
#	Nelnet, Inc. Class A	35,100	551,772
*	New Century Bancorp, Inc.	600	5,562
	New Hampshire Thrift Bancshares, Inc.	2,300	22,310
	New Westfield Financial, Inc.	41,439	423,507
	New York Community Bancorp, Inc.	513,824	8,472,958
#	NewAlliance Bancshares, Inc.	185,060	2,537,173
	NewBridge Bancorp	5,501	32,951
*	Newport Bancorp, Inc.	700	8,453
*	Newstar Financial, Inc.	1,000	8,800
* #	Newtek Business Services, Inc.	1,257	855
* #	NexCen Brands, Inc.	310	115
*	Nexity Financial Corp.	5,159	10,782
	Northeast Community Bancorp, Inc.	18,337	185,204
	Northrim Bancorp, Inc.	6,315	104,640
#	NYMAGIC, Inc.	13,520	293,114
	OceanFirst Financial Corp.	12,175	219,759
	Odyssey Re Holdings Corp.	126,009	4,758,100
#	Old National Bancorp	65,900	1,148,637
	Old Republic International Corp.	407,212	4,450,827
	PAB Bankshares, Inc.	306	2,283
#	Pacific Capital Bancorp	75,280	1,107,369
	Pacific Continental Corp.	4,430	54,533
	Pacific Mercantile Bancorp	15,114	102,775
*	Pacific Premier Bancorp, Inc.	300	1,581
#	PacWest Bancorp	1,100	24,948
	Pamrapo Bancorp, Inc.	2,200	30,272
#	Park National Corp.	19,846	1,216,560
	Parkvale Financial Corp.	500	11,035

13

	Patriot National Bancorp	400	5,500
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	58,628	131,327
*	Pennsylvania Commerce Bancorp, Inc.	3,131	87,543
*	Penson Worldwide, Inc.	32,500	547,625
	Peoples Bancorp of North Carolina	300	3,345
	Peoples Bancorp, Inc.	21,610	443,869
*	Pico Holdings, Inc.	37,338	1,778,782
* #	Pinnacle Financial Partners, Inc.	38,859	983,910
*	Piper Jaffray Companies, Inc.	3,100	117,831
*	PMA Capital Corp. Class A	38,757	367,804
#	PMI Group, Inc.	20,600	73,954
	Porter Bancorp, Inc.	1,500	27,915
#	Preferred Bank	2,500	24,425
	Premier Financial Bancorp, Inc.	900	8,550
	Presidential Life Corp.	23,958	431,244
	Princeton National Bancorp, Inc.	1,100	29,975
	Principal Financial Group, Inc.	13,157	602,459
*	ProAssurance Corp.	54,633	2,944,719
#	Prosperity Bancshares, Inc.	75,055	2,399,508
	Protective Life Corp.	125,973	4,571,560
	Provident Financial Holdings, Inc.	9,189	58,258
	Provident Financial Services, Inc.	68,965	1,051,716
	Provident New York Bancorp	84,300	1,166,712
	Prudential Financial, Inc.	469,238	34,587,533
#	Pulaski Financial Corp.	9,672	93,818
	Rainier Pacific Financial Group, Inc.	15,717	115,363
	Regions Financial Corp.	8,501	78,804
#	Reinsurance Group of America, Inc.	101,590	4,892,574
#	Renasant Corp.	44,612	843,613
	Republic Bancorp, Inc. Class A	1,900	56,297
* #	Republic First Bancorp, Inc.	744	6,689
	Resource America, Inc.	22,388	276,492
* #	Rewards Network, Inc.	14,250	71,963
#	Riverview Bancorp, Inc.	15,371	100,065
	RLI Corp.	35,020	1,957,968
	Rockville Financial, Inc.	14,403	208,411
	Rome Bancorp, Inc.	16,195	174,906
	Royal Bancshares of Pennsylvania, Inc. Class A	900	4,293
	SAFECO Corp.	6,900	466,440
	Safety Insurance Group, Inc.	29,335	1,261,405
#	Sanders Morris Harris Group, Inc.	59,090	620,445
	Sandy Spring Bancorp, Inc.	35,765	640,194
	SCBT Financial Corp.	2,860	96,754
*	Seabright Insurance Holdings	44,350	538,409
	Seacoast Banking Corp. of Florida	18,176	159,585
#	Security Bank Corp.	25,768	97,661
	Selective Insurance Group, Inc.	82,800	1,998,792
	Shore Bancshares, Inc.	1,200	27,492
	SI Financial Group, Inc.	5,417	52,003
#	Simmons First National Corp. Class A	13,221	375,741
	Somerset Hills Bancorp	1,201	10,869
#	South Financial Group, Inc.	308	2,094
*	Southcoast Financial Corp.	700	8,068
	Southern Community Financial Corp.	30,490	148,486

14

* #	Southern First Bancshares, Inc.	900	10,143
	Southwest Bancorp, Inc.	30,600	515,304
	Sovereign Bancorp, Inc.	213,466	2,062,082
*	Specialty Underwriters’ Alliance, Inc.	2,510	13,178
	State Auto Financial Corp.	75,393	2,327,382
#	StellarOne Corp.	14,774	248,055
	Sterling Bancshares, Inc.	29,924	294,452
#	Sterling Financial Corp.	6,509	66,327
#	Stewart Information Services Corp.	25,500	477,105
* #	Stratus Properties, Inc.	2,802	81,342
*	Sun American Bancorp	560	1,131
*	Sun Bancorp, Inc.	31,881	376,196
	SunTrust Banks, Inc.	498,164	20,868,090
* #	Superior Bancorp	1,527	10,261
#	Susquehanna Bancshares, Inc.	153,978	2,460,568
* #	Susser Holdings Corp.	9,900	185,229
	SWS Group, Inc.	41,145	830,306
#	Synovus Financial Corp.	511,500	4,705,800
	Taylor Capital Group, Inc.	2,735	29,620
	Teche Holding Co.	600	19,950
#	Temecula Valley Bancorp, Inc.	2,718	14,025
* #	Texas Capital Bancshares, Inc.	40,316	629,333
	TF Financial Corp.	600	12,936
*	The Bancorp, Inc.	9,634	44,316
	The Phoenix Companies, Inc.	88,600	1,055,226
	The Travelers Companies, Inc.	943,158	41,649,857
	The Wilber Corp.	600	5,040
* #	Thomas Weisel Partners Group, Inc.	7,655	46,849
#	TIB Financial Corp.	1,538	10,766
* #	Tidelands Bancshares, Inc.	400	3,032
	Timberland Bancorp, Inc.	3,000	23,520
	Transatlantic Holdings, Inc.	91,903	5,523,370
*	Tree.com, Inc.	11,492	87,339
	Trico Bancshares	2,200	36,168
	Trustmark Corp.	63,121	1,211,292
	UMB Financial Corp.	46,740	2,431,882
#	Umpqua Holdings Corp.	70,705	987,042
*	Unico American Corp.	1,900	15,865
#	Union Bankshares Corp.	28,291	642,489
	UnionBanCal Corp.	154,113	11,355,046
*	United Capital Corp.	300	7,434
#	United Community Banks, Inc.	35,176	413,670
	United Community Financial Corp.	63,001	227,434
	United Financial Bancorp, Inc.	36,681	469,150
	United Fire & Casualty Co.	47,123	1,401,438
*	United PanAm Financial Corp.	953	3,536
	United Western Bancorp, Inc.	18,229	198,149
	Unitrin, Inc.	104,046	2,656,294
	Unity Bancorp, Inc.	2,925	16,760
* #	Universal American Corp.	46,291	609,652
	Univest Corporation of Pennsylvania	17,567	507,511
	Unum Group	543,200	13,802,712
#	Vineyard National Bancorp Co.	5,610	3,759
	W. R. Berkley Corp.	206,690	4,869,616
	Wachovia Corp.	1,056,454	16,787,054

15

#	Washington Federal, Inc.	115,632	1,992,339
#	Webster Financial Corp.	51,670	1,101,604
	Wesbanco, Inc.	41,466	1,027,527
	Wesco Financial Corp.	12,923	4,794,433
#	West Bancorporation	22,100	268,073
	West Coast Bancorp	3,775	41,450
* #	Western Alliance Bancorp	25,600	332,800
#	White Mountains Insurance Group, Ltd.	19,185	9,072,587
*	White River Capital, Inc.	300	4,725
	Whitney Holding Corp.	111,605	2,416,248
	Willow Financial Bancorp, Inc.	28,055	278,306
#	Wilshire Bancorp, Inc.	17,744	240,786
	Wintrust Financial Corp.	40,447	940,393
* #	WSB Financial Group, Inc.	1,004	1,175
	WSB Holdings, Inc.	100	490
#	Yadkin Valley Financial Corp.	13,525	221,134
#	Zenith National Insurance Corp.	63,800	2,436,522
#	Zions Bancorporation	161,212	4,326,930
* #	ZipRealty, Inc.	13,033	59,039
Total Financials			1,027,010,119

Health Care — (1.9%)
*	Adolor Corp.	6,302	20,545
* #	Advanced Medical Optics, Inc.	35,678	771,715
	Aetna, Inc.	57,795	2,493,276
*	Albany Molecular Research, Inc.	34,810	606,738
*	Allied Healthcare International, Inc.	57,915	131,467
*	Allied Healthcare Products, Inc.	1,000	6,325
*	Allion Healthcare, Inc.	27,600	190,716
#	Alpharma, Inc. Class A	78,205	2,791,919
*	Altus Pharmaceuticals, Inc.	700	1,113
*	American Dental Partners, Inc.	21,149	264,363
*	AMICAS, Inc.	99,113	290,401
*	Anadys Pharmaceuticals, Inc.	4,584	12,102
*	AngioDynamics, Inc.	48,717	800,420
*	APP Pharmaceuticals, Inc.	34,028	805,443
*	Apria Healthcare Group, Inc.	66,300	1,311,414
*	Arqule, Inc.	2,100	7,392
*	Arrhythmia Research Technology, Inc.	1,200	6,186
*	Assisted Living Concepts, Inc.	74,765	529,336
*	ATS Medical, Inc.	8,800	26,048
*	Avigen, Inc.	5,009	20,437
*	BioScrip, Inc.	65,100	261,702
*	Boston Scientific Corp.	232,917	2,925,438
#	Brookdale Senior Living, Inc.	112,800	2,487,240
* #	Caliper Life Sciences, Inc.	33,998	101,654
	Cambrex Corp.	5,500	35,695
*	Cantel Medical Corp.	30,908	296,408
*	Capital Senior Living Corp.	49,723	391,320
*	Cardiac Science Corp.	37,674	386,159
* #	Celera Corp.	100,190	1,402,660
* #	Community Health Systems, Inc.	151,474	5,227,368
* #	Conmed Corp.	49,672	1,587,517
*	Continucare Corp.	20,028	50,871
#	Cooper Companies, Inc.	77,156	2,841,655

16

* #	Cross Country Healthcare, Inc.	36,400	570,388
* #	Cutera, Inc.	3,400	37,978
	Daxor Corp.	600	11,040
*	Digirad Corp.	38,479	60,797
* #	ev3, Inc.	30,193	368,657
*	Gentiva Health Services, Inc.	42,124	1,172,311
* #	Greatbatch, Inc.	47,900	1,169,718
* #	Hanger Orthopedic Group, Inc.	9,000	152,370
*	Healthspring, Inc.	86,917	1,726,172
*	HealthTronics, Inc.	54,699	230,830
#	Hill-Rom Holdings, Inc.	82,955	2,483,673
* #	Hi-Tech Pharmacal Co., Inc.	12,055	112,955
*	Hologic, Inc.	44,000	933,680
*	Home Diagnostics, Inc.	16,023	165,518
	Hooper Holmes, Inc.	6,114	9,354
	Invacare Corp.	49,400	1,256,242
*	Inverness Medical Innovations, Inc.	16,700	593,184
* #	Iridex Corp.	4,807	19,228
	Kewaunee Scientific Corp.	1,631	22,785
* #	Kindred Healthcare, Inc.	43,700	1,351,641
*	King Pharmaceuticals, Inc.	426,520	4,879,389
*	Langer, Inc.	11,347	11,347
* #	Lannet Co., Inc.	8,400	28,980
*	Lexicon Pharmaceuticals, Inc.	24,800	46,128
* #	LifePoint Hospitals, Inc.	82,208	2,773,698
* #	Magyar Bancorp, Inc.	500	4,625
* #	Martek Biosciences Corp.	4,700	157,027
*	Maxygen, Inc.	10,167	50,123
*	MedCath Corp.	39,208	833,954
*	Medical Staffing Network Holdings, Inc.	30,839	82,957
* #	MediciNova, Inc.	300	1,155
* #	Nabi Biopharmaceuticals	12,200	70,272
*	National Dentex Corp.	400	3,784
* #	Neurogen Corp.	398	119
* #	Novacea, Inc.	10,743	25,246
* #	NovaMed, Inc.	40,006	179,227
*	Nutraceutical International Corp.	25,992	319,182
	Omnicare, Inc.	201,470	6,497,408
*	Orchid Cellmark, Inc.	3,350	10,955
*	Osteotech, Inc.	25,510	133,417
* #	Par Pharmaceutical Companies, Inc.	46,800	666,432
*	PDI, Inc.	15,476	115,296
* #	Pharmanet Development Group, Inc.	8,875	231,638
*	Prospect Medical Holdings, Inc.	14,274	32,117
* #	Regeneration Technologies, Inc.	30,452	285,640
*	RehabCare Group, Inc.	27,481	504,002
*	Res-Care, Inc.	32,560	626,454
* #	Spectrum Pharmaceuticals, Inc.	184	315
*	SRI/Surgical Express, Inc.	1,600	6,160
*	SunLink Health Systems, Inc.	500	1,450
*	Symmetry Medical, Inc.	15,300	263,313
*	Synovis Life Technologies, Inc.	1,836	40,319
*	Theragenics Corp.	32,183	107,813
* #	ViroPharma, Inc.	121,567	1,780,957
* #	Vital Images, Inc.	36,373	571,056

17

*	Watson Pharmaceuticals, Inc.	102,900	3,118,899
*	WellPoint, Inc.	97,678	5,156,422
	Young Innovations, Inc.	1,990	40,775
Total Health Care			71,189,615

Industrials — (11.4%)
*	A. T. Cross Co. Class A	9,197	65,667
#	A.O. Smith Corp.	34,400	1,416,248
*	Acco Brands Corp.	86,046	730,531
*	Accuride Corp.	72,600	105,996
	Aceto Corp.	31,800	271,572
	Alamo Group, Inc.	20,383	426,616
*	Alaska Air Group, Inc.	78,900	1,657,689
#	Albany International Corp. Class A	28,323	868,666
	Alexander & Baldwin, Inc.	75,919	3,395,857
* #	Allied Defense Group, Inc.	17,161	122,701
*	Allied Waste Industries, Inc.	590,256	7,933,041
* #	Amerco, Inc.	31,616	1,317,755
#	American Railcar Industries, Inc.	10,700	173,447
#	American Woodmark Corp.	25,023	594,546
	Ameron International Corp.	7,300	853,078
	Ampco-Pittsburgh Corp.	251	10,903
* #	AMR Corp.	2,200	22,726
* #	Amrep Corp.	1,419	76,626
	Applied Industrial Technologies, Inc.	53,325	1,552,291
	Applied Signal Technologies, Inc.	17,902	296,278
*	Argon ST, Inc.	21,980	548,841
#	Arkansas Best Corp.	38,800	1,343,256
* #	Arotech Corp.	24,120	35,215
* #	Avis Budget Group, Inc.	152,218	1,159,901
*	Axsys Technologies, Inc.	12,900	876,297
*	Baldwin Technology Co., Inc. Class A	17,977	56,807
	Barrett Business Services, Inc.	16,000	232,000
* #	Beacon Roofing Supply, Inc.	72,525	1,180,707
	Belden, Inc.	46,850	1,721,269
#	BlueLinx Holdings, Inc.	56,806	409,571
	Bowne & Co., Inc.	19,714	238,539
#	Briggs & Stratton Corp.	31,661	474,915
* #	Builders FirstSource, Inc.	54,493	276,280
	Burlington Northern Santa Fe Corp.	493,950	53,050,230
#	C&D Technologies, Inc.	37,377	287,429
	CDI Corp.	29,909	750,716
*	Celadon Group, Inc.	43,033	553,835
	Champion Industries, Inc.	5,186	24,270
	CIRCOR International, Inc.	18,850	1,135,901
*	Commercial Vehicle Group, Inc.	34,696	355,287
*	Cornell Companies, Inc.	3,700	100,381
*	Covenant Transport Group Class A	4,818	21,151
*	CPI Aerostructures, Inc.	5,926	47,704
	CSX Corp.	703,520	45,503,674
	Cubic Corp.	32,800	908,232
* #	Dollar Thrifty Automotive Group, Inc.	300	1,395
	DRS Technologies, Inc.	8,650	688,713
	Ducommun, Inc.	19,878	526,171
	Eastern Co.	10,296	150,836

18

	Ecology & Environment, Inc. Class A	1,000	10,600
	Electro Rent Corp.	54,504	742,344
#	Encore Wire Corp.	35,480	676,604
* #	EnerSys	60,639	1,705,169
	Ennis, Inc.	48,199	795,765
* #	EnPro Industries, Inc.	27,955	1,178,303
	Espey Manufacturing & Electronics Corp.	3,050	66,185
*	Esterline Technologies Corp.	51,094	2,886,300
*	ExpressJet Holdings, Inc.	27,700	5,540
	Federal Signal Corp.	81,590	1,307,888
*	First Advantage Corp.	14,062	235,257
* #	Flanders Corp.	18,900	132,489
	Frozen Food Express Industries, Inc.	6,500	39,325
	G & K Services, Inc. Class A	32,639	1,125,719
*	Gardner Denver Machinery, Inc.	4,005	180,786
	GATX Corp.	73,797	3,234,523
* #	Gehl Co.	13,520	203,746
#	Greenbrier Companies, Inc.	33,734	676,367
* #	Griffon Corp.	26,170	320,583
	Hardinge, Inc.	26,515	427,952
* #	Henry Bros. Electronics, Inc.	8,600	55,470
*	Herley Industries, Inc.	5,800	111,360
*	Hudson Highland Group, Inc.	35,619	328,051
*	Huttig Building Products, Inc.	4,100	8,897
*	ICF International, Inc.	400	7,388
*	ICT Group, Inc.	9,123	73,896
	IKON Office Solutions, Inc.	186,600	3,230,046
* #	Innovative Solutions & Support, Inc.	1,200	7,188
* #	Insituform Technologies, Inc. Class A	57,301	1,052,046
#	Insteel Industries, Inc.	4,729	80,866
*	Interline Brands, Inc.	25,498	409,243
*	International Shipholding Corp.	7,000	141,750
*	Intersections, Inc.	35,048	376,065
* #	JetBlue Airways Corp.	147,100	892,897
*	Kadant, Inc.	5,957	139,692
	Kaman Corp. Class A	38,097	1,148,625
*	Kansas City Southern	66,400	3,414,952
	Kelly Services, Inc. Class A	53,465	1,034,013
	Kennametal, Inc.	20,956	738,280
*	Key Technology, Inc.	3,306	94,419
*	Kforce, Inc.	42,221	450,920
* #	K-Tron International, Inc.	70	10,415
	L.S. Starrett Co. Class A	4,700	123,328
	Lawson Products, Inc.	3,859	116,233
*	LECG Corp.	26,216	213,660
*	LGL Group, Inc.	400	2,520
	LSI Industries, Inc.	14,163	122,227
*	Lydall, Inc.	7,000	81,830
* #	M&F Worldwide Corp.	29,969	1,319,235
*	Mac-Gray Corp.	10,800	125,172
* ●	MAIR Holdings, Inc.	1,415	2,108
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	—
* #	Marten Transport, Ltd.	45,793	913,112
	Masco Corp.	260,033	4,956,229
* #	Medialink Worldwide, Inc.	7,100	1,420

19

*	Merrimac Industries, Inc.	2,600	14,014
* #	Mesa Air Group, Inc.	2,700	1,215
*	Miller Industries, Inc.	22,810	190,920
*	Misonix, Inc.	8,971	24,491
* #	Mobile Mini, Inc.	52,331	1,118,837
	Mueller Industries, Inc.	38,242	1,072,688
#	Mueller Water Products, Inc.	40,933	444,942
#	Mueller Water Products, Inc. Class B	130,035	1,349,763
	NACCO Industries, Inc. Class A	10,965	1,288,826
*	Nashua Corp.	400	3,724
	National Technical Systems, Inc.	15,400	76,846
* #	NCI Building Systems, Inc.	22,800	872,784
	Norfolk Southern Corp.	661,000	48,603,330
	Northrop Grumman Corp.	394,672	27,173,167
*	On Assignment, Inc.	23,009	217,435
	Oshkosh Truck Corp. Class B	50,500	778,710
* #	Owens Corning, Inc.	205,722	4,976,415
*	P.A.M. Transportation Services, Inc.	20,990	309,183
*	Paragon Technologies, Inc.	3,771	21,495
*	Park-Ohio Holdings Corp.	3,700	72,187
*	Patrick Industries, Inc.	1,300	8,970
#	Pentair, Inc.	15,600	573,300
* #	PHH Corp.	88,157	1,344,394
* #	Pinnacle Airlines Corp.	3,900	18,564
* #	Plug Power, Inc.	178,671	484,198
	Portec Rail Products, Inc.	11,395	124,889
*	Power-One, Inc.	7,000	15,750
	Providence & Worcester Railroad Co.	1,000	19,400
#	Quanex Building Products Corp.	2,800	46,088
	R. R. Donnelley & Sons Co.	341,130	9,510,704
	Raytheon Co.	157,600	9,454,424
*	RCM Technologies, Inc.	19,816	53,701
	Regal-Beloit Corp.	53,220	2,498,679
*	Republic Airways Holdings, Inc.	48,800	421,632
	Robbins & Myers, Inc.	2,060	92,391
*	Rush Enterprises, Inc. Class A	31,175	411,198
*	Rush Enterprises, Inc. Class B	17,622	228,910
	Ryder System, Inc.	104,780	6,760,406
*	Saia, Inc.	10,800	208,224
	Schawk, Inc.	54,816	863,900
* #	School Specialty, Inc.	37,902	1,156,011
	Servidyne, Inc.	7,283	30,734
#	Skywest, Inc.	79,932	1,366,038
	Southwest Airlines Co.	1,077,730	16,413,828
*	Sparton Corp.	1,983	8,229
*	Spherion Corp.	20,600	106,708
	SPX Corp.	54,690	6,521,783
	Standex International Corp.	25,800	645,000
	Supreme Industries, Inc.	1,642	6,446
	Sypris Solutions, Inc.	13,620	30,645
	Technology Research Corp.	13,283	31,215
#	Tecumseh Products Co. Class A	11,200	295,568
*	Tecumseh Products Co. Class B	400	10,124
	Timken Co.	134,778	4,356,025
	Todd Shipyards Corp.	9,932	148,185

20

* #	TRC Companies, Inc.	29,646	104,650
	Tredegar Industries, Inc.	50,900	1,007,820
* #	Trex Co., Inc.	15,119	280,457
#	Trinity Industries, Inc.	91,550	3,293,969
	Triumph Group, Inc.	5,400	295,596
*	Tufco Technologies, Inc.	1,000	5,750
	Union Pacific Corp.	902,570	75,725,623
* #	United Rentals, Inc.	93,585	1,515,141
	Universal Forest Products, Inc.	31,400	1,031,490
*	URS Corp.	91,400	4,383,544
*	US Airways Group, Inc.	4,301	36,515
*	USA Truck, Inc.	11,859	218,206
*	Valpey Fisher Corp.	1,464	6,149
	Viad Corp.	34,729	1,086,323
*	Volt Information Sciences, Inc.	45,263	634,587
	Wabash National Corp.	59,700	518,793
#	Watts Water Technologies, Inc.	60,015	1,706,226
*	WCA Waste Corp.	29,283	146,415
#	Werner Enterprises, Inc.	115,482	2,634,144
*	Westaff, Inc.	18,426	14,557
*	Willdan Group, Inc.	1,000	3,670
*	Willis Lease Finance Corp.	3,900	48,282
* #	YRC Worldwide, Inc.	59,368	1,074,561
Total Industrials			420,936,456

Information Technology — (5.9%)
*	3Com Corp.	303,573	643,575
* #	Access Integrated Technologies, Inc.	14,024	23,420
*	Actel Corp.	33,263	458,364
*	ActivIdentity Corp.	58,526	156,850
	Acxiom Corp.	52,404	757,238
* #	Adaptec, Inc.	212,719	806,205
* #	Advanced Micro Devices, Inc.	214,500	1,349,205
#	Agilysys, Inc.	26,100	339,561
*	Anaren, Inc.	11,003	116,852
*	Applied Micro Circuits Corp.	94,993	756,144
* #	Arris Group, Inc.	95,259	901,150
*	Arrow Electronics, Inc.	212,670	7,058,517
	Astro-Med, Inc.	2,626	24,579
*	Autobytel, Inc.	7,000	8,190
* #	Avid Technology, Inc.	63,023	1,464,655
*	Avnet, Inc.	247,400	7,261,190
*	Avocent Corp.	52,800	1,239,216
	AVX Corp.	301,638	3,462,804
*	Aware, Inc.	21,577	68,183
*	Axcelis Technologies, Inc.	213,776	1,011,160
*	AXT, Inc.	36,400	131,404
* #	BearingPoint, Inc.	40	46
	Bel Fuse, Inc. Class A	4,174	123,258
	Bel Fuse, Inc. Class B	17,950	499,728
* #	Benchmark Electronics, Inc.	111,103	1,832,088
	Black Box Corp.	29,500	1,057,280
* #	Bookham, Inc.	5,300	8,957
*	Borland Software Corp.	40,142	74,664
*	Brooks Automation, Inc.	92,404	888,002

21

*	CalAmp Corp.	48,671	97,342
*	California Micro Devices Corp.	27,623	89,499
*	CallWave, Inc.	37,140	86,536
*	Captaris, Inc.	35,573	142,292
*	Cascade Microtech, Inc.	23,271	137,997
*	Catalyst Semiconductor, Inc.	15,158	102,620
*	Catapult Communications Corp.	30,676	232,831
*	CEVA, Inc.	17,774	168,853
*	Checkpoint Systems, Inc.	28,400	604,636
*	Ciber, Inc.	31,700	248,211
*	Cirrus Logic, Inc.	86,728	538,581
* #	CMGI, Inc.	77,660	915,611
	Cohu, Inc.	50,345	840,762
*	Comarco, Inc.	5,867	13,846
	Communications Systems, Inc.	6,664	70,972
*	Computer Sciences Corp.	240,793	11,324,495
* #	Concurrent Computer Corp.	2,340	16,591
* #	Convergys Corp.	233,150	3,438,963
*	Cray, Inc.	9,700	54,417
*	Credence Systems Corp.	125,153	141,423
*	CSP, Inc.	2,514	15,260
	CTS Corp.	34,200	452,808
*	Cyberoptics Corp.	9,134	82,571
	Dataram Corp.	11,134	26,833
*	DDi Corp.	10,991	62,429
*	Digi International, Inc.	27,887	329,345
*	Ditech Networks, Inc.	27,718	42,963
*	Dot Hill Systems Corp.	100,590	219,286
*	DSP Group, Inc.	25,079	194,362
*	Dynamics Research Corp.	17,974	161,227
*	EDCI Holdings, Inc.	4	18
*	Edgewater Technology, Inc.	6,593	32,635
*	EFJohnson Technologies, Inc.	5,104	9,187
* #	Electro Scientific Industries, Inc.	34,300	490,147
* #	Electronics for Imaging, Inc.	15,800	262,122
* #	EMCORE Corp.	14,100	87,279
*	EMS Technologies, Inc.	20,700	486,243
*	Endwave Corp.	19,980	119,880
*	Entegris, Inc.	126,900	781,704
* #	EPIQ Systems, Inc.	28,297	319,473
*	Euronet Worldwide, Inc.	47,991	901,751
* #	Exar Corp.	7,481	57,903
*	Fairchild Semiconductor Corp. Class A	142,938	1,792,443
	Fidelity National Information Services, Inc.	13,100	286,235
* #	FormFactor, Inc.	9,600	184,224
	Frequency Electronics, Inc.	17,253	79,019
*	FSI International, Inc.	8,617	9,823
*	Gerber Scientific, Inc.	50,097	446,865
	Gevity HR, Inc.	30,736	253,572
*	Globecomm Systems, Inc.	14,674	149,675
* #	Glu Mobile, Inc.	2,070	7,390
*	GSI Technology, Inc.	5,327	20,243
*	GTSI Corp.	8,203	56,601
* #	Hackett Group, Inc.	51,020	326,528
*	Harris Stratex Networks, Inc. Class A	6,475	60,606

22

	Hewlett-Packard Co.	711,145	33,366,923
*	hi/fn, Inc.	15,101	59,951
* #	Hutchinson Technology, Inc.	53,171	770,448
*	Hypercom Corp.	67,100	305,305
* #	I.D. Systems, Inc.	1,909	17,162
* #	IAC/InterActiveCorp.	172,391	2,861,691
*	Ikanos Communications	18,518	48,147
	Imation Corp.	66,691	1,416,517
*	InFocus Corp.	26,671	38,940
	InfoSpace, Inc.	70,400	823,680
*	Ingram Micro, Inc.	299,279	5,659,366
* #	Insight Enterprises, Inc.	16,100	267,904
	Integral Systems, Inc.	10,682	480,583
*	Integrated Device Technology, Inc.	220,510	2,335,201
*	Integrated Silicon Solution, Inc.	27,577	108,653
*	Intelli-Check, Inc.	3,300	7,425
*	International Rectifier Corp.	32,800	685,520
* #	Internet Brands, Inc.	4,500	31,455
*	Internet Capital Group, Inc.	58,172	491,553
	Intersil Corp.	169,165	3,963,536
*	Interwoven, Inc.	16,300	239,936
*	Intest Corp.	12,266	16,559
*	Intevac, Inc.	34,801	354,274
*	IntriCon Corp.	482	2,810
* #	iPass, Inc.	105,299	239,029
* #	IXYS Corp.	63,086	803,085
	Jabil Circuit, Inc.	189,400	3,193,284
* #	JDS Uniphase Corp.	137,990	1,401,978
	Keithley Instruments, Inc.	16,351	155,498
* #	Kemet Corp.	559	906
*	Key Tronic Corp.	17,405	58,481
*	Keynote Systems, Inc.	31,600	443,032
*	Kopin Corp.	32,016	95,408
*	Kratos Defense & Security Solutions, Inc.	113,983	231,385
* #	L-1 Identity Solutions, Inc.	143,173	2,359,491
*	Lantronix, Inc.	33	17
*	Lattice Semiconductor Corp.	156,978	367,329
*	Leadis Technolgies, Inc.	18,570	18,199
* #	LeCroy Corp.	14,031	116,878
* #	Lionbridge Technologies, Inc.	69,200	220,748
*	Logility, Inc.	194	1,325
*	LookSmart, Ltd.	35,780	115,927
*	Loral Space & Communications, Inc.	4,437	81,508
*	LSI Corp.	121,700	809,305
*	LTX Corp.	70,593	126,361
*	Management Network Group, Inc.	38,306	41,370
* #	Mattson Technology, Inc.	6,600	33,660
* #	Mentor Graphics Corp.	52,655	642,391
*	Mercury Computer Systems, Inc.	35,415	327,589
*	Merix Corp.	733	1,363
	Methode Electronics, Inc.	79,571	874,485
*	Micron Technology, Inc.	990,716	4,200,636
*	Microtune, Inc.	5,400	20,034
*	MIPS Technologies, Inc.	52,900	210,542
* #	MKS Instruments, Inc.	110,590	2,492,699

23

* #	MoSys, Inc.	8,207	37,342
*	MPS Group, Inc.	128,700	1,482,624
*	MRV Communications, Inc.	55,000	74,800
* #	Multi-Fineline Electronix, Inc.	16,900	288,314
*	Nanometrics, Inc.	47,970	174,131
* #	Network Equipment Technologies, Inc.	14,285	46,569
* #	Newport Corp.	56,016	524,870
*	Novellus Systems, Inc.	22,744	515,606
*	Nu Horizons Electronics Corp.	14,932	71,823
* #	OmniVision Technologies, Inc.	38,897	454,317
	Openwave Systems, Inc.	50,892	73,284
*	Oplink Communications, Inc.	20,800	273,312
* #	OPNET Technologies, Inc.	23,600	312,700
*	Opnext, Inc.	35,448	224,740
*	Optelecom-NKF, Inc.	2,000	16,460
*	Optical Cable Corp.	9,195	63,629
*	OSI Systems, Inc.	11,030	256,006
*	Overland Storage, Inc.	3,499	2,799
* #	OYO Geospace Corp.	1	49
*	Palm, Inc.	3,530	30,040
*	PAR Technology Corp.	22,375	179,895
* #	PC Connection, Inc.	54,750	415,553
	PC-Tel, Inc.	62,853	635,444
*	Perceptron, Inc.	4,904	36,339
*	Performance Technologies, Inc.	25,851	128,738
* #	Pericom Semiconductor Corp.	10,829	147,708
* #	Perot Systems Corp.	95,861	1,706,326
*	Pervasive Software, Inc.	36,268	160,667
*	Photon Dynamics, Inc.	260	3,957
*	Photronics, Inc.	43,100	140,937
*	Physicians Formula Holdings, Inc.	7,529	44,346
*	Planar Systems, Inc.	6,311	17,481
*	PlanetOut, Inc.	340	857
*	PLATO Learning, Inc.	25,884	48,144
*	PLX Technology, Inc.	11,300	64,297
* #	Powerwave Technologies, Inc.	72,367	365,453
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,240
*	Quantum Corp.	22,449	39,735
*	RadiSys Corp.	42,445	469,866
*	RealNetworks, Inc.	224,844	1,490,716
* #	RF Micro Devices, Inc.	161,856	628,001
*	RF Monolithics, Inc.	11,003	11,003
	Richardson Electronics, Ltd.	9,219	61,859
*	Rudolph Technologies, Inc.	69,020	582,529
*	S1 Corp.	84,600	645,498
*	Safeguard Scientifics, Inc.	90,800	129,844
*	Sandisk Corp.	936	13,535
*	Sanmina-SCI Corp.	176,843	415,581
*	SCM Microsystems, Inc.	18,612	46,902
*	Seachange International, Inc.	33,539	287,765
*	Secure Computing Corp.	84,368	361,095
*	Selectica, Inc.	9,328	10,541
*	Semitool, Inc.	23,210	223,744
*	SI International, Inc.	27,199	849,425

24

*	Silicon Image, Inc.	58,024	402,106
*	Silicon Storage Technology, Inc.	197,920	647,198
* #	Skyworks Solutions, Inc.	169,480	1,643,956
* #	Smith Micro Software, Inc.	36,401	275,556
*	Soapstone Networks, Inc.	28,005	109,780
* #	Sonic Solutions, Inc.	600	2,790
*	SonicWALL, Inc.	26,545	173,604
*	Spansion, Inc.	5,400	12,150
*	Spectrum Control, Inc.	3,837	31,694
*	Standard Microsystems Corp.	6,800	198,696
	StarTek, Inc.	30,545	276,127
* #	STEC, Inc.	20,196	204,585
*	SumTotal Systems, Inc.	39,473	190,655
*	Sun Microsystems, Inc.	123,975	1,115,775
*	SupportSoft, Inc.	60,179	210,025
* #	Sycamore Networks, Inc.	517,447	1,811,065
*	Symantec Corp.	1,197,421	26,714,463
* #	Symmetricom, Inc.	95,703	470,859
* #	SYNNEX Corp.	60,100	1,381,699
*	Tech Data Corp.	93,952	3,207,521
	Technitrol, Inc.	14,000	221,340
*	Technology Solutions Co.	3,555	14,327
*	TechTeam Global, Inc.	13,534	115,445
*	Tellabs, Inc.	305,655	1,592,463
*	Telular Corp.	19,155	53,251
* #	Teradyne, Inc.	355,484	3,316,666
*	Tessco Technologies, Inc.	9,246	136,101
*	Tier Technologies, Inc. Class B	8,900	68,530
*	Tollgrade Communications, Inc.	3,618	24,313
* #	Track Data Corp.	8,633	15,971
*	Trident Microsystems, Inc.	2,123	6,687
*	Triquint Semiconductor, Inc.	217,814	1,370,050
	TSR, Inc.	1,300	3,510
*	TTM Technologies, Inc.	31,977	383,084
*	Ultra Clean Holdings, Inc.	3,316	24,140
*	Ultratech, Inc.	41,685	619,022
	United Online, Inc.	21,362	224,945
* #	UTStarcom, Inc.	200,314	653,024
*	Vicon Industries, Inc.	2,310	12,532
*	Vignette Corp.	35,100	478,413
*	Virage Logic Corp.	24,230	159,918
*	Vishay Intertechnology, Inc.	236,450	2,102,041
*	Website Pros, Inc.	45,583	275,321
*	Westell Technologies, Inc.	37,154	33,509
*	White Electronics Designs Corp.	27,184	133,473
*	Winland Electronics, Inc.	300	414
*	Wireless Telecom Group, Inc.	41,888	48,171
* #	WPCS International, Inc.	9,861	56,898
	Xerox Corp.	1,179,032	16,423,916
*	Zoran Corp.	77,932	693,595
*	Zygo Corp.	39,500	413,960
Total Information Technology			218,686,385

25

Materials — (3.0%)
#	A. Schulman, Inc.	26,800	649,096
	A.M. Castle & Co.	24,182	485,575
*	American Pacific Corp.	900	15,498
	Ashland, Inc.	112,560	4,607,081
	Bemis Co., Inc.	106,213	2,965,467
* #	Brush Engineered Materials, Inc.	9,287	272,109
*	Buckeye Technologies, Inc.	22,600	208,146
*	BWAY Holding Co.	1,500	19,050
	Cabot Corp.	5,700	157,719
*	Caraustar Industries, Inc.	6,005	11,890
	Chemtura Corp.	420,979	2,774,252
	Cleveland-Cliffs, Inc.	2,000	202,440
* #	Coeur d’Alene Mines Corp.	916,693	1,640,880
*	Continental Materials Corp.	100	2,065
*	Core Molding Technologies, Inc.	1,188	8,554
	Cytec Industries, Inc.	64,700	3,286,760
#	Empire Resources, Inc.	8,950	31,325
#	Ferro Corp.	49,500	1,090,980
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	9,858,427
	Friedman Industries, Inc.	10,535	99,029
#	Georgia Gulf Corp.	11,600	39,092
#	Gibraltar Industries, Inc.	61,100	1,314,261
	Glatfelter Co.	46,800	686,556
* #	Graphic Packaging Holding Co.	275,452	785,038
* #	Headwaters, Inc.	84,996	1,308,088
	International Paper Co.	502,162	13,583,482
#	Kaiser Aluminum Corp.	32,695	1,767,492
	Kronos Worldwide, Inc.	2,919	47,959
#	Louisiana-Pacific Corp.	155,300	1,512,622
	Lubrizol Corp.	12,000	635,880
*	Material Sciences Corp.	24,611	187,044
	MeadWestavco Corp.	265,351	7,026,494
	Minerals Technologies, Inc.	19,800	1,300,464
*	Mod-Pac Corp.	1,091	4,495
#	Monsanto Co.	20,737	2,369,202
	Myers Industries, Inc.	40,050	527,058
	Neenah Paper, Inc.	23,700	460,254
	NL Industries, Inc.	75,511	794,376
	NN, Inc.	22,500	369,450
* #	Northern Technologies International Corp.	3,000	39,540
* #	Northwest Pipe Co.	12,085	700,084
	Olympic Steel, Inc.	2,500	119,025
*	OM Group, Inc.	46,900	1,739,990
	Penford Corp.	22,044	366,151
* #	Peoplesupport, Inc.	9,900	120,285
* #	PolyOne Corp.	171,354	1,406,816
	Quaker Chemical Corp.	2,900	85,840
*	Ready Mix, Inc.	3,839	17,659
	Reliance Steel & Aluminum Co.	50,700	2,890,407
*	Rock of Ages Corp.	1,200	2,376
#	Rock-Tenn Co. Class A	56,380	2,068,018
*	Rockwood Holdings, Inc.	35,100	1,328,535
*	Rosetta Resources, Inc.	79,112	1,839,354
	Schnitzer Steel Industries, Inc. Class A	30,900	2,113,869
	Schweitzer-Maudoit International, Inc.	32,213	610,758
	Sensient Technologies Corp.	4,854	141,785

26

*	Smurfit-Stone Container Corp.	400,994	2,025,020
	Spartech Corp.	2,500	26,325
	Stepan Co.	15,906	935,750
* #	Stillwater Mining Co.	13,259	98,780
	Synalloy Corp.	4,408	67,486
	Temple-Inland, Inc.	39,200	655,032
	Terra Industries, Inc.	28,935	1,450,801
*	U.S. Concrete, Inc.	87,351	365,127
* #	U.S. Gold Corp.	30,447	38,363
*	Universal Stainless & Alloy Products, Inc.	4,109	148,540
	Valspar Corp.	152,210	3,601,289
	Wausau Paper Corp.	80,700	694,827
#	Westlake Chemical Corp.	99,100	1,880,918
	Weyerhaeuser Co.	340,412	18,889,462
	Worthington Industries, Inc.	6,000	105,600
Total Materials			109,679,462

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (5.2%)
#	Arbinet-thexchange, Inc.	3,200	12,448
	AT&T, Inc.	2,934,490	93,874,335
	CenturyTel, Inc.	206,830	7,989,843
	D&E Communications, Inc.	24,213	226,392
	FairPoint Communications, Inc.	107	947
*	General Communications, Inc. Class A	44,592	452,163
	IDT Corp.	4,126	6,395
#	IDT Corp. Class B	7,700	11,935
* #	LCC International, Inc. Class A	5,400	3,186
* #	Nextwave Wireless, Inc.	49,629	48,140
*	Occam Networks, Inc.	26,624	117,944
	Sprint Nextel Corp.	1,355,646	11,821,233
	SureWest Communications	11,866	141,087
	Telephone & Data Systems, Inc.	83,800	3,217,920
	Telephone & Data Systems, Inc. Special Shares	12,407	463,401
*	United States Cellular Corp.	36,568	1,912,506
	Verizon Communications, Inc.	2,036,272	71,513,873
*	Xeta Corp.	18,366	59,873
Total Telecommunication Services			191,873,621

Utilities — (0.2%)
*	Maine & Maritimes Corp.	1,200	53,220
*	Reliant Energy, Inc.	444,750	7,574,093
	Southern Union Co.	1	—
	Unitil Corp.	1,400	37,226
Total Utilities			7,664,539

TOTAL COMMON STOCKS			3,265,810,403

27

	PREFERRED STOCKS — (0.0%)
	Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	2,466	601,704

	TEMPORARY CASH INVESTMENTS — (1.2%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	43,348,475	43,348,475

		Face Amount
		(000)
	SECURITIES LENDING COLLATERAL — (10.4%)
§ @	DFA Short Term Investment Fund LP	$349,323	349,322,640

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $41,132,900 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/21 to 06/01/38, valued at $34,960,831) to be repurchased at $33,950,625	33,943	33,942,554

	TOTAL SECURITIES LENDING COLLATERAL		383,265,194

	TOTAL INVESTMENTS - (100.0%)
	(Cost $3,344,222,426)##		$3,693,025,776

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.2%)
Consumer Discretionary — (9.2%)
*	1-800-FLOWERS.COM, Inc.	3,200	$19,648
*	4Kids Entertainment, Inc.	1,000	9,080
* #	99 Cents Only Stores	11,100	95,016
*	A.C. Moore Arts & Crafts, Inc.	2,600	19,604
	Aaron Rents, Inc.	6,800	194,208
	Abercrombie & Fitch Co.	11,120	583,244
* #	AbitibiBowater Canada, Inc.	676	4,448
*	Acme Communications, Inc.	1,889	2,153
	Acme United Corp.	500	6,875
	Advance Auto Parts, Inc.	12,450	535,848
* #	Aeropostale, Inc.	8,850	308,511
*	AFC Enterprises, Inc.	2,900	26,303
	Aldila, Inc.	700	2,639
*	Alloy, Inc.	2,775	19,924
*	Amazon.com, Inc.	55,113	4,453,682
	Ambassadors Group, Inc.	2,723	46,073
* #	AMDL, Inc.	1,600	4,640
* #	American Apparel, Inc.	2,300	20,585
	American Axle & Manufacturing Holdings, Inc.	7,920	38,491
	American Eagle Outfitters, Inc.	27,150	408,607
	American Greetings Corp. Class A	5,530	88,922
* #	America’s Car-Mart, Inc.	1,800	34,038
#	Ameristar Casinos, Inc.	5,500	90,970
* #	AnnTaylor Stores Corp.	7,975	193,633
*	Apollo Group, Inc. Class A	19,803	1,261,055
	Arbitron, Inc.	3,500	167,860
	Arctic Cat, Inc.	400	4,132
	Ark Restaurants Corp.	400	9,196
	ArvinMeritor, Inc.	10,643	159,751
	Asbury Automotive Group, Inc.	2,700	32,778
*	Ashworth, Inc.	600	1,764
*	ATC Technology Corp.	3,100	75,082
* #	AutoNation, Inc.	24,013	272,548
*	Autozone, Inc.	8,200	1,125,286
* #	Avatar Holdings, Inc.	400	12,716
*	Bakers Footwear Group, Inc.	600	1,884
*	Ballantyne of Omaha, Inc.	2,600	11,206
*	Bally Technologies, Inc.	6,400	219,072
	Barnes & Noble, Inc.	7,100	175,583
*	Barry (R.G.) Corp.	1,300	9,737
	Bassett Furniture Industries, Inc.	1,400	14,392
	Beasley Broadcast Group, Inc.	405	1,231
	Bebe Stores, Inc.	10,400	100,880

* #	Bed Bath and Beyond, Inc.	33,630	1,031,096
	Belo Corp. Class A	12,140	88,986
*	Benihana, Inc.	900	6,300
*	Benihana, Inc. Class A	1,200	8,568
	Best Buy Co., Inc.	49,607	2,220,905
	Big 5 Sporting Goods Corp.	1,500	13,470
* #	Big Lots, Inc.	12,400	366,668
* #	BJ’s Restaurants, Inc.	3,700	43,068
	Black & Decker Corp.	7,520	475,640
#	Blockbuster, Inc. Class A	16,100	38,640
*	Blockbuster, Inc. Class B	5,100	9,435
* #	Blue Nile, Inc.	2,000	83,260
	Blyth, Inc.	5,100	80,631
	Bob Evans Farms, Inc.	3,950	110,876
	Books-A-Million, Inc.	2,300	15,525
	BorgWarner, Inc.	16,240	671,524
#	Boyd Gaming Corp.	9,520	116,049
	Brinker International, Inc.	13,760	260,339
#	Brookfield Homes Corp.	3,400	43,622
	Brown Shoe Company, Inc.	6,775	102,980
#	Brunswick Corp.	12,830	176,926
	Buckle, Inc.	4,080	212,160
* #	Buffalo Wild Wings, Inc.	2,100	75,768
* #	Build-A-Bear-Workshop, Inc.	700	5,194
	Building Materials Holding Corp.	2,800	3,388
	Bunge, Ltd.	15,100	1,349,336
	Burger King Holdings, Inc.	17,800	441,796
* #	Cabela’s, Inc.	9,000	110,250
	Cablevision Systems New York Group Class A	35,870	1,157,525
*	Cache, Inc.	2,600	30,446
* #	California Coastal Communities, Inc.	1,600	4,224
*	California Pizza Kitchen, Inc.	3,570	51,337
	Callaway Golf Co.	8,500	115,430
	Canterbury Park Holding Corp.	500	4,875
* #	Capella Education Co.	2,800	139,188
* #	Career Education Corp.	9,584	179,700
* #	CarMax, Inc.	28,798	426,210
	Carmike Cinemas, Inc.	443	2,335
	Carnival Corp.	37,100	1,374,926
*	Carriage Services, Inc.	3,100	13,485
*	Carrols Restaurant Group, Inc.	1,300	7,410
*	Carter’s, Inc.	5,800	106,778
* #	Casual Male Retail Group, Inc.	2,700	10,314
	Cato Corp. Class A	4,150	73,081
*	Cavalier Homes, Inc.	1,900	4,465
*	Cavco Industries, Inc.	740	25,907
	CBRL Group, Inc.	2,900	74,936
	CBS Corp. Class A	7,654	123,918
	CBS Corp. Class B	78,310	1,267,056
* #	CEC Entertainment, Inc.	3,600	123,336
	Centex Corp.	25,500	413,610
* #	Champion Enterprises, Inc.	10,300	50,367
* #	Charles and Colvard, Ltd.	1,325	835
*	Charlotte Russe Holding, Inc.	3,900	46,059
* #	Cheesecake Factory, Inc.	6,662	102,395

#	Cherokee, Inc.	1,442	31,767
* #	Chicos FAS, Inc.	19,300	110,782
* #	Chipotle Mexican Grill, Inc.	1,900	131,708
*	Chipotle Mexican Grill, Inc. Class B	2,519	163,911
	Choice Hotels International, Inc.	7,520	202,965
#	Christopher & Banks Corp.	4,050	38,961
*	Chromcraft Revington, Inc.	100	290
	Churchill Downs, Inc.	1,844	81,910
#	Cinemark Holdings, Inc.	5,500	80,795
	Circuit City Stores, Inc.	3,700	6,660
#	Citadel Broadcasting Co.	13,335	13,335
* #	Citi Trends, Inc.	2,000	41,240
	CKE Restaurants, Inc.	5,466	69,855
*	Coach, Inc.	44,150	1,279,908
*	Coinstar, Inc.	3,900	128,388
* #	Coldwater Creek, Inc.	11,449	83,349
	Collectors Universe, Inc.	1,137	8,869
#	Columbia Sportswear Co.	4,400	177,716
	Comcast Corp. Class A	268,321	5,683,039
	Comcast Corp. Special Class A Non-Voting	117,415	2,482,153
* #	Conn’s, Inc.	1,000	19,120
	Cooper Tire & Rubber Co.	8,500	81,260
* #	Corinthian Colleges, Inc.	11,500	152,605
* #	Cosi, Inc.	5,300	13,197
	Courier Corp.	1,600	34,240
* #	Cox Radio, Inc.	4,700	52,405
#	CPI Corp.	731	9,825
	Craftmade International, Inc.	500	2,100
* #	Crown Media Holdings, Inc.	8,100	40,743
	CSS Industries, Inc.	1,450	38,642
*	Culp, Inc.	1,566	11,557
* #	Cumulus Media, Inc. Class A	300	1,407
*	Cybex International, Inc.	2,599	8,733
	D.R. Horton, Inc.	35,591	443,464
#	Darden Restaurants, Inc.	18,775	549,920
*	Deckers Outdoor Corp.	1,626	184,860
* #	DEI Holdings, Inc.	1	1
* #	dELiA*s, Inc.	1,100	2,739
*	Design Within Reach, Inc.	2,500	10,325
#	DeVry, Inc.	9,200	474,536
* #	DG Fastchannel, Inc.	2,300	54,119
*	Dick’s Sporting Goods, Inc.	8,114	185,729
#	Dillards, Inc. Class A	10,200	130,254
#	Dineequity, Inc.	2,600	51,636
*	Discovery Holding Co. Class A	16,202	327,766
*	Discovery Holding Co. Class B	190	5,101
* #	DISH Network Corp.	27,863	786,015
	Disney (Walt) Co.	250,347	8,098,725
*	Dixie Group, Inc.	812	6,212
*	Dollar Tree, Inc.	11,800	452,648
* #	Domino’s Pizza, Inc.	7,488	100,339
	Dover Downs Gaming & Entertainment, Inc.	2,000	16,020
	Dover Motorsports, Inc.	2,400	11,976
* #	DreamWorks Animation SKG, Inc.	10,433	332,604
* #	Drew Industries, Inc.	3,300	52,899

*	drugstore.com, Inc.	3,403	8,099
#	E.W. Scripps Co.	5,650	41,075
	Eastman Kodak Co.	26,586	430,427
*	Einstein Noah Restaurant Group, Inc.	1,810	21,340
*	Emerson Radio Corp.	2,300	2,530
#	Emmis Communications Corp. Class A	3,600	7,884
* #	Empire Resorts, Inc.	2,522	9,836
* #	Enova Systems, Inc.	800	2,080
	Entercom Communications Corp.	4,200	25,662
*	Entravision Communications Corp.	6,600	21,120
#	Ethan Allen Interiors, Inc.	4,100	111,274
*	Expedia, Inc.	1,914	33,801
	Family Dollar Stores, Inc.	18,600	463,512
*	Famous Dave’s of America, Inc.	1,300	12,090
	Finish Line, Inc. Class A	6,355	76,832
	Fisher Communications, Inc.	1,200	41,724
* #	Fleetwood Enterprises, Inc.	7,610	16,285
	Foot Locker, Inc.	21,441	349,274
* #	Ford Motor Co.	247,157	1,102,320
	Fortune Brands, Inc.	20,376	1,198,516
* #	Fossil, Inc.	9,050	270,776
*	Franklin Covey Co.	3,200	28,640
	Fred’s, Inc.	5,037	70,619
* #	Fuel Systems Solutions, Inc.	2,050	106,251
* #	Full House Resorts, Inc.	2,580	4,192
	Furniture Brands International, Inc.	6,530	58,443
*	GameStop Corp. Class A	21,397	938,686
*	GameTech International, Inc.	2,596	10,098
* #	Gaming Partners International Corp.	800	4,136
* #	Gander Mountain Co.	3,564	12,545
	Gap, Inc.	94,995	1,847,653
* #	Gaylord Entertainment Co.	5,437	188,392
#	General Motors Corp.	60,970	609,700
* #	Genesco, Inc.	2,350	86,033
* #	Gentek, Inc.	1,500	43,470
#	Gentex Corp.	19,746	314,554
	Genuine Parts Co.	20,830	883,609
*	G-III Apparel Group, Ltd.	2,538	46,978
*	Goodyear Tire & Rubber Co.	31,877	625,108
* #	Gottschalks, Inc.	1,900	2,793
	Gray Television, Inc.	1,000	2,460
* #	Great Wolf Resorts, Inc.	2,100	10,983
	Group 1 Automotive, Inc.	3,400	71,944
* #	GSI Commerce, Inc.	5,950	95,676
#	Guess?, Inc.	12,258	456,856
* #	Gymboree Corp.	3,800	149,150
	H&R Block, Inc.	43,440	1,109,458
*	Hanesbrands, Inc.	12,487	297,690
	Harley-Davidson, Inc.	31,050	1,235,169
	Harman International Industries, Inc.	6,025	205,031
*	Harris Interactive, Inc.	6,323	10,686
	Harte-Hanks, Inc.	5,100	62,985
*	Hartmarx Corp.	2,100	5,208
	Hasbro, Inc.	18,440	689,656
	Haverty Furniture Co., Inc.	2,800	30,912

*	Hawk Corp.	1,220	29,280
*	Hayes Lemmerz International, Inc.	11,758	29,748
#	Hearst-Argyle Television, Inc.	7,532	149,134
*	Heelys, Inc.	1,100	5,577
*	Helen of Troy, Ltd.	4,100	98,605
* #	Hibbett Sporting Goods, Inc.	3,587	85,729
	Hillenbrand, Inc.	7,605	180,847
*	Hollywood Media Corp.	6,200	16,988
	Home Depot, Inc.	185,800	5,038,896
	Hooker Furniture Corp.	1,600	26,944
*	Hot Topic, Inc.	4,625	28,721
* #	Hovnanian Enterprises, Inc. Class A	7,750	55,335
*	HSN, Inc.	6,246	91,504
* #	Iconix Brand Group, Inc.	8,100	104,733
#	Idearc, Inc.	16,775	27,679
	Interactive Data Corp.	12,919	388,862
	Interface, Inc. Class A	5,100	67,167
	International Game Technology	40,400	865,772
#	International Speedway Corp. Class A	3,830	151,936
* #	Interpublic Group of Companies, Inc.	58,866	553,340
*	Interstate Hotels & Resorts, Inc.	4,704	12,372
*	Interval Leisure Group, Inc.	6,246	81,136
* #	Isle of Capri Casinos, Inc.	4,030	28,855
* #	ITT Educational Services, Inc.	5,100	453,441
	J. Alexander’s Corp.	800	4,888
* #	J. Crew Group, Inc.	7,920	209,167
	J.C. Penney Co., Inc.	26,600	1,036,602
*	Jack in the Box, Inc.	8,150	193,399
	Jackson Hewitt Tax Service, Inc.	3,800	65,246
* #	Jakks Pacific, Inc.	3,600	89,820
*	Jarden Corp.	7,657	196,555
* #	Jo-Ann Stores, Inc.	3,773	94,212
	Johnson Controls, Inc.	76,132	2,354,001
	Johnson Outdoors, Inc.	1,287	19,846
#	Jones Apparel Group, Inc.	10,955	217,566
* #	Jos. A. Bank Clothiers, Inc.	2,806	72,928
	Journal Communications, Inc. Class A	5,300	27,083
	Kenneth Cole Productions, Inc. Class A	1,400	22,484
	Kimball International, Inc. Class B	2,500	26,325
* #	Knology, Inc.	5,200	52,520
*	Kohl’s Corp.	38,860	1,910,746
*	Kona Grill, Inc.	800	5,560
*	Krispy Kreme Doughnuts, Inc.	1,600	6,768
	KSW, Inc.	208	1,028
	K-Swiss, Inc. Class A	3,700	63,455
*	Lakeland Industries, Inc.	1,000	12,790
* #	Lakes Entertainment, Inc.	3,500	22,960
* #	Lamar Advertising Co.	9,900	367,785
#	Landry’s Restaurants, Inc.	400	7,704
* #	Las Vegas Sands Corp.	41,500	1,967,515
*	Lazare Kaplan International, Inc.	1,363	10,972
#	La-Z-Boy, Inc.	4,198	31,779
* #	Leapfrog Enterprises, Inc.	4,500	38,250
* #	Lear Corp.	10,340	129,870
#	Lee Enterprises, Inc.	5,800	21,750

	Leggett & Platt, Inc.	21,977	490,307
#	Lennar Corp. Class A	26,900	353,735
#	Libbey, Inc.	2,370	22,041
*	Liberty Global, Inc. Class A	6,144	216,146
*	Liberty Global, Inc. Class B	95	3,389
*	Liberty Global, Inc. Series C	20,767	689,880
*	Liberty Media Corp. - Entertainment Class A	64,972	1,805,572
*	Liberty Media Corp. - Entertainment Class B	940	26,254
*	Liberty Media Holding Corp. Capital Class A	17,873	290,436
*	Liberty Media Holding Corp. Capital Class B	95	1,580
*	Liberty Media Holding Corp. Interactive Class A	78,995	1,073,542
*	Liberty Media Holding Corp. Interactive Class B	400	5,432
* #	LIFE TIME FITNESS, Inc.	4,600	162,610
#	Lifetime Brands, Inc.	1,960	18,992
	Limited Brands, Inc.	43,850	912,080
*	Lin TV Corp.	660	4,059
*	Lincoln Educational Services	2,019	30,346
* #	Live Nation, Inc.	9,641	154,738
#	Liz Claiborne, Inc.	11,200	181,552
*	LKQ Corp.	18,150	339,949
* #	Lodgenet Entertainment Corp.	2,500	9,975
*	Lodgian, Inc.	3,193	27,013
	Lowe’s Companies, Inc.	179,940	4,433,722
*	Luby’s, Inc.	3,749	27,818
	M/I Homes, Inc.	1,700	30,447
	Macy’s, Inc.	37,800	786,996
*	Maidenform Brands, Inc.	3,000	45,300
#	Marine Products Corp.	4,772	38,796
* #	MarineMax, Inc.	135	1,069
	Marriott International, Inc. Class A	44,300	1,249,703
* #	Martha Stewart Living Omnimedia, Inc.	2,500	20,300
*	Marvel Entertainment, Inc.	10,300	348,861
	Mattel, Inc.	48,727	941,893
	Matthews International Corp. Class A	4,200	211,092
*	McCormick & Schmick’s Seafood Restaurants, Inc.	200	1,962
	McDonald’s Corp.	147,659	9,162,241
	McGraw-Hill Companies, Inc.	39,600	1,696,464
	MDC Holdings, Inc.	6,103	252,969
	Media General, Inc. Class A	3,100	38,130
* #	Mediacom Communications Corp.	9,700	81,480
#	Meredith Corp.	4,940	140,197
* #	Meritage Homes Corp.	4,380	102,580
* #	MGM Mirage	30,079	1,058,480
*	Midas, Inc.	2,070	29,746
	Modine Manufacturing Co.	1,200	18,984
* #	Mohawk Industries, Inc.	9,256	639,127
	Monaco Coach Corp.	3,300	7,887
*	Monarch Casino & Resort, Inc.	2,500	33,475
#	Monro Muffler Brake, Inc.	2,588	53,649
* #	Morgans Hotel Group	2,900	49,590
*	Morningstar, Inc.	5,700	372,267
*	Morton’s Restaurant Group, Inc.	2,690	19,395
*	Mothers Work, Inc.	1,400	21,294
	Movado Group, Inc.	1,400	32,466
* #	MTR Gaming Group, Inc.	2,500	10,225

* #	Multimedia Games, Inc.	1,800	9,108
*	Nathan’s Famous, Inc.	1,109	17,700
	National CineMedia, Inc.	10,100	113,019
	National Presto Industries, Inc.	600	46,392
#	Nautilus Group, Inc.	4,700	25,004
*	Navarre Corp.	100	162
* #	Netflix, Inc.	8,400	259,056
	New Frontier Media, Inc.	2,900	11,223
* #	New Motion, Inc.	857	3,428
*	New York & Co., Inc.	5,919	69,844
	Newell Rubbermaid, Inc.	31,090	562,729
	News Corp. Class A	248,687	3,521,408
	News Corp. Class B	117,200	1,682,992
	NIKE, Inc. Class B	51,181	3,102,080
	Nobility Homes, Inc.	35	511
#	Noble International, Ltd.	100	600
	Nordstrom, Inc.	28,500	886,350
#	Nutri/System, Inc.	3,700	73,519
* #	NVR, Inc.	600	358,638
*	Office Depot, Inc.	22,050	155,232
	OfficeMax, Inc.	8,700	106,488
	Omnicom Group, Inc.	41,100	1,742,229
#	Orleans Homebuilders, Inc.	2,200	10,780
	O’Charleys, Inc.	2,600	26,026
* #	O’Reilly Automotive, Inc.	16,394	477,393
*	Outdoor Channel Holdings, Inc.	3,807	30,418
* #	Overstock.com, Inc.	2,830	59,826
#	Oxford Industries, Inc.	2,200	50,270
* #	P.F. Chang’s China Bistro, Inc.	3,435	89,241
* #	Pacific Sunwear of California, Inc.	5,270	33,359
* #	Palm Harbor Homes, Inc.	3,379	30,411
* #	Panera Bread Co.	3,900	209,586
* #	Papa John’s International, Inc.	3,700	103,304
*	PC Mall, Inc.	2,400	22,968
*	Penn National Gaming, Inc.	9,320	315,202
	Pennichuck Corp.	600	13,938
#	Penske Automotive Group, Inc.	14,060	186,295
* #	Perry Ellis International, Inc.	2,100	35,826
* #	PetMed Express, Inc.	3,200	45,568
	PETsMART, Inc.	17,080	460,648
	Phillips-Van Heusen Corp.	6,791	258,465
* #	Pinnacle Entertainment, Inc.	6,948	77,053
* #	Playboy Enterprises, Inc. Class B	3,600	15,336
* #	PokerTek, Inc.	1,189	4,804
#	Polaris Industries, Inc.	4,448	200,560
	Polo Ralph Lauren Corp.	7,500	569,100
*	Pomeroy IT Solutions, Inc.	300	1,560
	Pool Corp.	2,500	60,650
* #	Premier Exhibitions, Inc.	3,700	13,098
#	Pre-Paid Legal Services, Inc.	1,600	71,424
* #	Priceline.com, Inc.	4,993	464,249
* #	Princeton Review, Inc.	4,559	35,378
*	Proliance International, Inc.	600	708
#	Pulte Homes, Inc.	39,500	573,145
*	QEP Co., Inc.	500	2,995

*	Quiksilver, Inc.	18,090	139,474
* #	R.H. Donnelley Corp.	8,231	30,866
#	RadioShack Corp.	12,400	235,724
* #	Rainmaker Systems, Inc.	2,100	6,300
*	RC2 Corp.	1,800	45,306
	RCN Corp.	4,889	67,762
*	Red Lion Hotels Corp.	2,934	25,027
* #	Red Robin Gourmet Burgers, Inc.	2,200	58,740
	Regis Corp.	5,864	161,025
* #	Rent-A-Center, Inc.	17,300	392,018
*	Rentrak Corp.	1,500	22,725
*	Retail Ventures, Inc.	5,000	23,400
* #	Rick’s Cabaret International, Inc.	1,400	19,558
	Ross Stores, Inc.	17,340	697,241
	Royal Caribbean Cruises, Ltd.	31,200	848,016
*	Rubio’s Restaurants, Inc.	1,297	7,639
#	Ruby Tuesday, Inc.	4,600	32,154
#	Russ Berrie & Co., Inc.	4,700	35,673
* #	Ruth’s Hospitality Group, Inc.	2,500	11,375
#	Ryland Group, Inc.	6,000	139,080
*	Saga Communications, Inc. Class A	2,025	12,737
#	Saks, Inc.	13,700	156,180
	Salem Communications Corp.	1,848	3,511
* #	Sally Beauty Holdings, Inc.	2,850	24,339
	Sauer-Danfoss, Inc.	6,800	222,836
	Scholastic Corp.	4,900	127,890
*	Scientific Games Corp.	12,040	362,524
	Scripps Networks Interactive	10,640	441,986
#	Sealy Corp.	3,100	20,739
* #	Sears Holdings Corp.	17,238	1,585,034
	Service Corp. International	34,300	350,203
#	Sherwin-Williams Co.	15,600	913,380
	Shiloh Industries, Inc.	3,192	27,196
*	Shoe Carnival, Inc.	1,200	19,584
* #	Shuffle Master, Inc.	4,175	20,958
	Sinclair Broadcast Group, Inc. Class A	7,800	55,302
*	Sirius XM Radio, Inc.	168,480	224,078
* #	Skechers U.S.A., Inc. Class A	4,900	93,688
	Skyline Corp.	1,300	29,731
* #	Smith & Wesson Holding Corp.	4,800	27,216
	Snap-On, Inc.	7,600	433,352
	Sonic Automotive, Inc.	3,205	34,486
* #	Sonic Corp.	8,388	121,542
	Sotheby’s Class A	8,679	233,812
* #	Source Interlink Companies, Inc.	3,900	4,875
*	Spanish Broadcasting System, Inc.	2,295	941
#	Spartan Motors, Inc.	3,375	15,964
	Speedway Motorsports, Inc.	2,613	57,826
*	Sport Chalet, Inc. Class A	1,591	5,489
#	Sport Supply Group, Inc.	2,378	29,012
	Stage Stores, Inc.	5,350	85,172
*	Stamps.com, Inc.	3,550	48,741
	Standard Motor Products, Inc.	1,900	13,129
#	Standard Pacific Corp.	7,500	24,000
	Stanley Furniture, Inc.	600	4,950

	Staples, Inc.	91,750	2,220,350
*	Starbucks Corp.	66,300	1,031,628
#	Starwood Hotels & Resorts Worldwide, Inc.	23,987	869,529
*	Steinway Musical Instruments, Inc.	1,100	31,801
*	Steven Madden, Ltd.	2,850	71,677
#	Stewart Enterprises, Inc.	11,300	105,768
* #	Stoneridge, Inc.	3,700	46,990
	Strattec Security Corp.	200	5,718
	Strayer Education, Inc.	1,800	377,712
	Sturm Ruger & Co., Inc.	1,800	13,140
#	Superior Industries International, Inc.	3,494	61,390
	Superior Uniform Group, Inc.	162	1,678
#	Systemax, Inc.	5,400	83,268
	Talbots, Inc.	400	5,468
	Tandy Brand Accessories, Inc.	800	4,560
*	Tandy Leather Factory, Inc.	663	1,856
	Target Corp.	99,622	5,281,958
* #	Tarragon Corp.	2,400	2,304
#	Tempur-Pedic International, Inc.	9,400	106,314
* #	Tenneco Automotive, Inc.	6,700	97,887
* #	Texas Roadhouse, Inc.	10,800	96,984
* #	The Children’s Place Retail Stores, Inc.	3,940	165,283
*	The DIRECTV Group, Inc.	150,200	4,237,142
* #	The Dress Barn, Inc.	8,600	139,836
	The Marcus Corp.	2,300	39,514
#	The McClatchey Co.	5,198	18,869
	The Men’s Wearhouse, Inc.	5,935	129,976
	The New York Times Co. Class A	17,840	231,742
#	The Pep Boys - Manny, Moe & Jack	5,900	51,920
	The Stanley Works	10,257	491,823
* #	The Steak n Shake Co.	3,200	24,896
	The TJX Companies, Inc.	53,550	1,940,652
* #	The Walking Co Holdings, Inc.	1,483	6,229
* #	thinkorswim Group, Inc.	7,200	72,216
#	Thor Industries, Inc.	6,200	142,476
*	Ticketmaster	6,246	133,852
	Tiffany & Co.	16,565	731,676
* #	Timberland Co. Class A	5,900	99,474
	Time Warner, Inc.	456,909	7,479,600
* #	TiVo, Inc.	13,100	110,826
*	Toll Brothers, Inc.	20,970	521,734
*	Town Sports International Holdings, Inc.	1,000	10,480
* #	Tractor Supply Co.	4,401	187,571
	Triarc Companies, Inc. Class A	2,500	14,575
#	Triarc Companies, Inc. Class B	2,800	16,268
*	True Religion Apparel, Inc.	3,400	92,310
* #	Trump Entertainment Resorts, Inc.	500	610
*	TRW Automotive Holdings Corp.	13,700	262,766
*	Tuesday Morning Corp.	3,200	13,472
	Tupperware Corp.	7,910	282,545
*	Tween Brands, Inc.	3,500	38,010
	Tyco Electronics, Ltd.	80,700	2,655,837
* #	Under Armour, Inc. Class A	4,300	144,953
* #	Unifi, Inc.	9,550	38,104
	Unifirst Corp.	2,100	90,363

* #	Universal Electronics, Inc.	1,700	44,574
* #	Universal Technical Institute, Inc.	2,500	42,900
* #	Urban Outfitters, Inc.	21,973	782,678
	V.F. Corp.	14,250	1,129,312
* #	Vail Resorts, Inc.	5,378	236,578
* #	Valassis Communications, Inc.	7,048	66,322
	Value Line, Inc.	400	15,284
*	ValueVision Media, Inc. Class A	4,867	11,389
* #	VCG Holding Corp.	2,400	8,640
*	Viacom, Inc. Class A	7,271	215,294
*	Viacom, Inc. Class B	74,556	2,197,911
	Virco Manufacturing Corp.	1,855	8,088
	Visteon Corp.	1,600	5,152
* #	Volcom, Inc.	3,260	58,158
	WABCO Holdings, Inc.	8,233	360,605
* #	Warnaco Group, Inc.	6,139	316,588
#	Warner Music Group Corp.	18,866	161,870
	Washington Post Co.	1,097	654,360
	Weight Watchers International, Inc.	9,700	384,120
	Wendy’s International, Inc.	11,200	271,824
	Whirlpool Corp.	9,875	803,430
	Wiley (John) & Sons, Inc. Class A	6,157	292,950
*	Williams Controls, Inc.	800	10,536
#	Williams-Sonoma, Inc.	13,900	245,891
*	Winmark Corp.	300	5,518
	Winnebago Industries, Inc.	3,500	39,725
*	WMS Industries, Inc.	6,783	227,909
	Wolverine World Wide, Inc.	6,850	180,360
*	Woodbridge Holdings Corp.	2,950	2,006
	World Wrestling Entertainment, Inc.	3,100	50,437
	Wyndham Worldwide Corp.	15,391	296,738
#	Wynn Resorts, Ltd.	13,050	1,245,231
#	Xerium Technologies, Inc.	4,400	33,924
	Yum! Brands, Inc.	61,343	2,188,718
* #	Zale Corp.	5,700	155,667
* #	Zumiez, Inc.	3,500	50,435
Total Consumer Discretionary			179,777,299

Consumer Staples — (9.7%)
	Alberto-Culver Co.	12,700	332,232
	Alico, Inc.	200	8,630
* #	Alliance One International, Inc.	9,800	39,396
	Altria Group, Inc.	273,415	5,749,917
#	Andersons, Inc.	2,800	125,888
	Anheuser-Busch Companies, Inc.	89,297	6,059,694
	Archer-Daniels-Midland Co.	83,310	2,121,073
	Avon Products, Inc.	54,790	2,346,656
#	B&G Foods, Inc.	1,100	8,866
* #	Bare Escentuals, Inc.	12,300	153,012
*	BJ’s Wholesale Club, Inc.	8,300	315,649
*	Boston Beer Co., Inc. Class A	1,400	62,958
	Brown-Forman Corp. Class A	8,270	605,033
	Brown-Forman Corp. Class B	8,375	603,084
#	Calavo Growers, Inc.	1,800	21,870
#	Cal-Maine Foods, Inc.	3,200	126,368

	Campbell Soup Co.	49,240	1,812,524
* #	Caribou Coffee Co.	200	626
	Casey’s General Stores, Inc.	7,490	217,210
	CCA Industries, Inc.	600	3,834
* #	Central European Distribution Corp.	5,795	334,314
*	Central Garden & Pet Co.	2,100	11,781
*	Central Garden & Pet Co. Class A	5,629	29,834
* #	Chattem, Inc.	2,500	175,300
#	Chiquita Brands International, Inc.	5,100	74,868
#	Church & Dwight Co., Inc.	8,466	529,125
	Clorox Co.	17,952	1,060,963
	Coca-Cola Co.	290,456	15,124,044
	Coca-Cola Enterprises, Inc.	61,693	1,053,100
	Colgate-Palmolive Co.	65,528	4,982,094
* #	Collective Brands, Inc.	1,300	18,876
	ConAgra, Inc.	66,099	1,405,926
*	Constellation Brands, Inc. Class A	26,900	567,859
	Corn Products International, Inc.	10,295	461,113
	Costco Wholesale Corp.	55,110	3,695,677
*	Cuisine Solutions, Inc.	1,464	3,806
	CVS Caremark Corp.	186,271	6,817,519
*	Darling International, Inc.	10,700	146,911
*	Dean Foods Co.	19,185	482,886
	Del Monte Foods Co.	28,850	245,802
#	Diamond Foods, Inc.	2,435	61,289
*	Elizabeth Arden, Inc.	3,500	71,610
* #	Energizer Holdings, Inc.	7,600	645,544
#	Estee Lauder Companies, Inc.	15,000	746,550
	Farmer Brothers Co.	2,004	52,224
	Flowers Foods, Inc.	11,958	316,170
	General Mills, Inc.	44,055	2,915,560
#	Great Atlantic & Pacific Tea, Inc.	7,751	126,496
* #	Green Mountain Coffee, Inc.	3,091	112,791
* #	Hain Celestial Group, Inc.	6,100	158,539
* #	Hansen Natural Corp.	11,430	314,096
	Heinz (H.J.) Co.	40,930	2,059,598
	Hormel Foods Corp.	17,930	639,384
#	Imperial Sugar Co.	1,600	22,448
	Ingles Market, Inc. Class A	1,888	46,652
* #	Integrated Biopharma, Inc.	800	1,120
#	Inter Parfums, Inc.	4,441	63,018
	J & J Snack Foods Corp.	2,891	97,398
	J.M. Smucker Co.	7,676	416,269
	Kellogg Co.	48,470	2,638,707
	Kimberly-Clark Corp.	24,000	1,480,320
	Kraft Foods, Inc.	199,324	6,280,699
	Lancaster Colony Corp.	3,709	128,999
	Lance, Inc.	4,400	90,156
* #	Lifeway Foods, Inc.	2,400	27,168
	Longs Drug Stores Corp.	5,100	365,415
	Lorillard, Inc.	13,652	986,220
	Mannatech, Inc.	2,370	10,499
* #	Maui Land & Pineapple Co., Inc.	1,400	37,562
	McCormick & Co., Inc.	15,200	614,840
	McCormick & Co., Inc. Voting Common Stock	607	24,711

* #	Medifast, Inc.	3,000	24,870
	MGP Ingredients, Inc.	2,000	9,860
	Molson Coors Brewing Co.	20,458	974,824
#	Nash Finch Co.	1,300	52,936
* #	National Beverage Corp.	5,976	54,501
*	Natural Alternatives International, Inc.	1,000	7,740
*	NBTY, Inc.	8,400	279,216
	Nu Skin Enterprises, Inc. Class A	8,594	143,949
	Oil-Dri Corp. of America	641	11,794
*	Omega Protein Corp.	2,400	32,592
*	Overhill Farms, Inc.	2,000	13,000
*	Pantry, Inc.	2,900	53,186
*	Parlux Fragrances, Inc.	3,044	21,399
*	Peet’s Coffee & Tea, Inc.	1,000	26,240
	PepsiAmericas, Inc.	16,795	393,507
	PepsiCo, Inc.	202,294	13,853,093
	Philip Morris International, Inc.	271,105	14,558,338
	Pilgrim’s Pride Corp.	7,845	100,730
*	Prestige Brands Holdings, Inc.	7,490	71,155
	PriceSmart, Inc.	4,200	89,250
	Procter & Gamble Co.	399,170	27,850,091
	Ralcorp Holdings, Inc.	3,595	220,733
	Reddy Ice Holdings, Inc.	500	4,210
#	Reliv International, Inc.	2,000	10,540
	Reynolds American, Inc.	38,010	2,013,770
* #	Rite Aid Corp.	89,060	107,763
	Rocky Mountain Chocolate Factory, Inc.	1,050	9,471
	Ruddick Corp.	6,730	214,283
	Safeway, Inc.	58,240	1,534,042
#	Sanderson Farms, Inc.	2,850	97,783
* #	Sanfilippo (John B.) & Son, Inc.	1,596	15,226
	Sara Lee Corp.	88,882	1,199,907
* #	Smart Balance, Inc.	34	218
* #	Smithfield Foods, Inc.	18,408	370,185
	Spartan Stores, Inc.	3,059	69,562
	SUPERVALU, Inc.	29,414	682,111
	Sysco Corp.	73,280	2,332,502
	Tasty Baking Co.	100	420
	The Hershey Co.	18,180	656,116
	The Kroger Co.	82,438	2,276,938
#	Tootsie Roll Industries, Inc.	5,332	151,855
*	TreeHouse Foods, Inc.	4,630	128,529
	Tyson Foods, Inc. Class A	33,616	488,104
* #	United Natural Foods, Inc.	5,900	113,398
	United-Guardian, Inc.	600	6,330
#	Universal Corp.	3,400	176,528
* #	USANA Health Services, Inc.	1,800	68,148
	UST, Inc.	19,200	1,028,928
#	Vector Group, Ltd.	8,133	150,135
	Walgreen Co.	126,420	4,605,481
	Wal-Mart Stores, Inc.	495,022	29,240,950
	WD-40 Co.	2,300	80,247
	Weis Markets, Inc.	3,291	124,564
#	Whole Foods Market, Inc.	16,800	307,608
*	Winn-Dixie Stores, Inc.	7,500	105,900
	Wrigley (Wm.) Jr. Co.	26,962	2,142,940
Total Consumer Staples			188,846,066

Energy — (11.4%)
* #	Abraxas Petroleum Corp.	400	1,444
	Adams Resources & Energy, Inc.	600	16,824
* #	Allis-Chalmers Energy, Inc.	5,031	72,748
#	Alon USA Energy, Inc.	5,800	70,702
*	Alpha Natural Resources, Inc.	8,770	869,107
* #	American Oil & Gas, Inc.	5,908	16,956
	Anadarko Petroleum Corp.	61,799	3,814,852
	Apache Corp.	43,115	4,931,494
	Arch Coal, Inc.	17,460	947,030
* #	Arena Resources, Inc.	4,720	210,842
	Atlas America, Inc.	5,571	208,801
* #	ATP Oil & Gas Corp.	4,800	123,360
*	Atwood Oceanics, Inc.	8,400	341,544
*	Aventine Renewable Energy Holdings, Inc.	500	3,200
	Baker Hughes, Inc.	39,815	3,185,598
*	Basic Energy Services, Inc.	5,700	166,611
#	Berry Petroleum Corp. Class A	5,640	234,737
* #	Bill Barret Corp.	5,920	233,130
	BJ Services Co.	37,697	1,012,164
* #	Bolt Technology Corp.	1,050	20,212
*	Boots & Coots International Well Control, Inc.	11,300	34,465
*	BPZ Resources, Inc.	10,640	209,608
* #	Brigham Exploration Co.	7,800	105,846
* #	Bristow Group, Inc.	3,556	144,978
* #	Bronco Drilling Co., Inc.	2,900	45,965
	Cabot Oil & Gas Corp.	12,995	577,498
* #	Cal Dive International, Inc.	15,297	176,680
*	Callon Petroleum Co.	3,000	59,610
*	Cameron International Corp.	28,308	1,318,870
	CARBO Ceramics, Inc.	3,590	215,759
* #	Carrizo Oil & Gas, Inc.	4,100	203,524
* #	Cheniere Energy, Inc.	6,100	22,936
	Chesapeake Energy Corp.	73,387	3,551,931
	Chevron Corp.	268,069	23,139,716
	Cimarex Energy Co.	10,633	590,557
*	Clayton Williams Energy, Inc.	1,700	137,598
* #	CNX Gas Corp.	20,098	609,773
*	Complete Production Services, Inc.	9,919	293,106
*	Comstock Resources, Inc.	6,100	396,134
	ConocoPhillips	201,088	16,591,771
	CONSOL Energy, Inc.	23,570	1,595,925
* #	Contango Oil & Gas Co.	2,100	149,352
*	Credo Petroleum Corp.	1,676	17,950
#	Crosstex Energy, Inc.	5,736	186,822
*	Crusader Energy Group, Inc.	15,206	66,754
*	Dawson Geophysical Co.	1,100	69,003
	Delek US Holdings, Inc.	3,900	30,810
* #	Delta Petroleum Corp.	13,483	242,155
*	Denbury Resources, Inc.	31,680	788,515
	Devon Energy Corp.	58,075	5,926,554
	Diamond Offshore Drilling, Inc.	17,985	1,976,731

*	Dresser-Rand Group, Inc.	10,930	443,321
* #	Dril-Quip, Inc.	5,250	288,802
* #	Dune Energy, Inc.	700	672
	El Paso Corp.	77,684	1,301,984
*	Encore Acquisition Co.	7,225	372,521
*	Energy Partners, Ltd.	4,434	52,765
	ENSCO International, Inc.	19,161	1,298,733
	EOG Resources, Inc.	31,506	3,289,857
*	Evolution Petroleum Corp.	4,053	14,875
* #	EXCO Resources, Inc.	16,700	442,216
* #	Exterran Holdings, Inc.	7,076	323,444
	Exxon Mobil Corp.	681,680	54,541,217
*	FMC Technologies, Inc.	17,382	930,980
* #	Forest Oil Corp.	12,067	686,854
	Foundation Coal Holdings, Inc.	5,900	348,985
	Frontier Oil Corp.	12,717	246,328
* #	FX Energy, Inc.	5,000	42,000
* #	Gasco Energy, Inc.	14,100	37,083
*	Geokinetics, Inc.	800	15,664
* #	Geomet, Inc.	4,049	28,262
* #	GeoResources, Inc.	2,107	34,660
* #	GMX Resources, Inc.	2,000	135,680
* #	Goodrich Petroleum Corp.	4,700	238,995
* #	Grey Wolf, Inc.	26,110	227,418
	Gulf Island Fabrication, Inc.	2,000	86,140
*	Gulfmark Offshore, Inc.	3,500	175,350
*	Gulfport Energy Corp.	6,700	89,378
	Halliburton Co.	111,261	4,888,808
* #	Harvest Natural Resources, Inc.	4,500	49,860
* #	Helix Energy Solutions Group, Inc.	11,906	366,348
	Helmerich & Payne, Inc.	13,321	760,896
* #	Hercules Offshore, Inc.	11,700	258,219
	Hess Corp.	41,610	4,356,983
*	HKN, Inc.	1,800	16,956
	Holly Corp.	6,200	198,400
* #	Hornbeck Offshore Services, Inc.	3,800	167,428
* #	Hyperdynamics Corp.	4,800	7,776
* #	International Coal Group, Inc.	21,000	214,830
* #	James River Coal Co.	3,190	134,522
*	Key Energy Group, Inc.	17,790	298,872
*	Kodiak Oil & Gas Corp.	12,500	36,250
	Lufkin Industries, Inc.	2,010	186,508
	Marathon Oil Corp.	90,870	4,095,511
*	Mariner Energy, Inc.	12,236	355,945
	Massey Energy Co.	10,460	689,942
* #	Matrix Service Co.	3,900	102,492
*	McMoran Exploration Co.	7,600	207,860
*	Meridian Resource Corp.	14,936	40,477
*	Mitcham Industries, Inc.	1,600	24,448
	Murphy Oil Corp.	24,698	1,939,534
*	NATCO Group, Inc. Class A	2,630	133,315
* #	National Coal Corp.	4,300	35,776
*	National-Oilwell, Inc.	51,697	3,811,620
*	Natural Gas Services Group	1,600	41,504
*	Newfield Exploration Co.	18,189	822,507

*	Newpark Resources, Inc.	13,622	116,877
	Noble Corp.	35,390	1,779,763
	Noble Energy, Inc.	22,761	1,632,647
* #	Northern Oil & Gas, Inc.	1,900	14,060
	Occidental Petroleum Corp.	105,779	8,394,621
* #	Oceaneering International, Inc.	7,269	453,658
*	Oil States International, Inc.	6,619	368,215
* #	OMNI Energy Services Corp.	4,100	18,040
	Overseas Shipholding Group, Inc.	4,100	294,134
* #	Pacific Ethanol, Inc.	3,100	6,386
	Panhandle Royalty Co.	1,200	43,440
*	Parallel Petroleum Corp.	5,265	69,709
* #	Parker Drilling Co.	16,694	154,753
	Patterson-UTI Energy, Inc.	20,095	571,100
	Peabody Energy Corp.	34,210	2,153,519
#	Penn Virginia Corp.	5,500	363,990
*	Petrohawk Energy Corp.	25,064	867,465
*	Petroleum Development Corp.	2,200	133,738
* #	PetroQuest Energy, Inc.	7,300	134,977
* #	PHI, Inc. Non-Voting	1,900	72,979
*	Pioneer Drilling Co.	7,265	121,761
	Pioneer Natural Resources Co.	16,481	1,041,105
*	Plains Exploration & Production Co.	16,335	880,456
* #	PowerSecure International, Inc.	3,200	25,856
*	Pride International, Inc.	23,627	907,513
* #	Quest Resource Corp.	3,600	17,316
*	Quicksilver Resources, Inc.	20,266	490,235
#	Range Resources Corp.	20,096	932,856
	Rowan Companies, Inc.	15,538	573,974
#	RPC, Inc.	13,100	238,813
	Schlumberger, Ltd.	139,400	13,134,268
*	SEACOR Holdings, Inc.	2,920	257,398
	Smith International, Inc.	27,865	1,942,210
*	Southwestern Energy Co.	44,468	1,706,237
	Spectra Energy Corp.	61,282	1,621,522
	St. Mary Land & Exploration Co.	8,200	346,204
* #	Stone Energy Corp.	5,391	257,016
* #	SulphCo, Inc.	9,200	26,864
	Sunoco, Inc.	14,385	638,406
*	Superior Energy Services, Inc.	10,621	499,612
* #	Superior Well Services, Inc.	3,117	102,736
*	Swift Energy Corp.	4,330	202,254
* #	T-3 Energy Services, Inc.	1,620	90,445
#	Tesoro Petroleum Corp.	13,200	244,860
* #	Teton Energy Corp.	2,600	10,530
*	TETRA Technologies, Inc.	10,225	226,381
*	TGC Industries, Inc.	2,350	17,108
	The Williams Companies, Inc.	66,400	2,051,096
	Tidewater, Inc.	7,160	434,397
* #	Toreador Resources Corp.	3,300	28,545
* #	Trico Marine Services, Inc.	2,200	52,250
*	Tri-Valley Corp.	3,900	27,378
* #	TXCO Resources, Inc.	5,200	62,972
*	Union Drilling, Inc.	3,300	46,926
*	Unit Corp.	6,446	436,588

*	Uranium Resources, Inc.	6,100	14,030
#	USEC, Inc.	5,400	31,104
*	VAALCO Energy, Inc.	9,200	72,036
	Valero Energy Corp.	64,194	2,231,383
* #	Venoco, Inc.	4,252	71,689
* #	VeraSun Energy Corp.	12,380	71,309
* #	Verenium Corp.	4,600	10,396
	W&T Offshore, Inc.	10,533	370,340
* #	Warren Resources, Inc.	9,100	102,739
*	Weatherford International, Ltd.	86,840	3,350,287
* #	Westmoreland Coal Co.	1,200	24,216
*	Whiting Petroleum Corp.	5,650	543,756
	World Fuel Services Corp.	3,100	89,311
#	XTO Energy, Inc.	70,401	3,548,914
Total Energy			223,765,692

Financials — (12.2%)
	1st Source Corp.	3,290	71,492
	21st Century Holding Co.	1,200	8,052
#	Abington Bancorp, Inc.	3,523	34,842
	Advance America Cash Advance Centers, Inc.	9,200	45,264
	Advanta Corp. Class A	1,800	11,736
#	Advanta Corp. Class B	3,890	29,681
* #	Affiliated Managers Group, Inc.	5,256	500,476
	AFLAC, Inc.	60,773	3,445,829
* #	Allegheny Corp.	1,045	334,400
	Allstate Corp.	67,386	3,041,130
* #	Alphatec Holdings, Inc.	5,100	24,429
* #	AmComp, Inc.	1,800	21,600
	Amcore Financial, Inc.	1,016	8,939
	American Bancorp of New Jersey, Inc.	2,100	22,197
#	American Capital, Ltd.	24,650	535,891
#	American Equity Investment Life Holding Co.	6,690	61,481
	American Express Co.	149,740	5,941,683
	American Financial Group, Inc.	15,000	427,950
	American International Group, Inc.	303,567	6,523,655
	American National Insurance Co.	3,256	310,785
#	American Physicians Capital, Inc.	900	38,070
	American River Bankshares	840	8,770
#	American West Bancorporation	2,033	3,497
* #	AmeriCredit Corp.	10,100	106,858
	Ameriprise Financial, Inc.	27,944	1,256,083
	Ameris Bancorp	1,900	22,838
*	Amerisafe, Inc.	2,988	55,248
* #	AmeriServe Financial, Inc.	2,300	6,509
	AmTrust Financial Services, Inc.	7,900	111,074
#	Anchor Bancorp Wisconsin, Inc.	372	2,857
	AON Corp.	39,635	1,882,266
	Arrow Financial Corp.	1,596	39,389
#	Asset Acceptance Capital Corp.	4,700	50,948
	Associated Banc-Corp.	17,929	313,757
	Assurant, Inc.	15,545	908,294
#	ASTA Funding, Inc.	1,700	14,076
#	Astoria Financial Corp.	12,090	264,166
	Atlantic Coast Federal Corp.	1,799	14,212

*	B of I Holding, Inc.	900	5,661
	BancFirst Corp.	2,200	105,908
	BancorpSouth, Inc.	10,803	248,685
	BancTrust Financial Group, Inc.	2,903	24,501
	Bank Mutual Corp.	6,600	79,530
	Bank of America Corp.	549,203	17,102,181
* #	Bank of Florida Corp.	1,400	11,116
	Bank of Granite Corp.	1,606	12,302
	Bank of Hawaii Corp.	6,100	322,568
	Bank of New York Mellon Corp.	148,096	5,125,603
	Bank of the Ozarks, Inc.	900	20,133
#	BankAtlantic Bancorp, Inc. Class A	3,300	6,138
	BankFinancial Corp.	1,200	17,904
#	BankUnited Financial Corp. Class A	100	119
#	Banner Corp.	1,600	16,912
#	BB&T Corp.	62,153	1,864,590
	Benjamin Franklin Bancorp, Inc.	700	8,435
	Berkshire Hills Bancorp, Inc.	1,168	31,069
*	BGC Partners, Inc. Class A	4,778	31,487
	Blackrock, Inc.	15,110	3,282,647
	BOK Financial Corp.	8,929	388,947
#	Boston Private Financial Holdings, Inc.	5,100	45,594
* #	Broadopoint Securities Group, Inc.	7,695	25,778
	Brookline Bancorp, Inc.	8,400	86,352
#	Brooklyn Federal Bancorp, Inc.	100	1,500
	Brown & Brown, Inc.	14,760	299,333
	Cadence Financial Corp.	1,800	16,542
#	Camden National Corp.	900	29,151
#	Capital City Bank Group, Inc.	2,796	67,747
#	Capital Corp. of the West	1,400	4,452
	Capital One Financial Corp.	33,001	1,456,664
	Capital Southwest Corp.	244	32,706
#	Capitol Bancorp, Ltd.	2,400	36,888
	Capitol Federal Financial	9,689	423,603
	Cardinal Financial Corp.	4,100	34,809
	Cascade Financial Corp.	600	5,508
	Cash America International, Inc.	4,235	175,287
#	Cathay General Bancorp	5,189	100,459
*	CB Richard Ellis Group, Inc.	25,800	337,206
	Center Bancorp, Inc.	1,708	18,054
	Center Financial Corp.	2,200	29,634
*	Central Jersey Bancorp	1,260	9,815
#	Central Pacific Financial Corp.	4,000	47,600
	Chubb Corp.	46,814	2,247,540
	Cincinnati Financial Corp.	19,151	567,636
	CIT Group, Inc.	21,740	224,139
	Citigroup, Inc.	572,709	10,875,744
	Citizens Community Bancorp, Inc.	600	4,764
	Citizens First Bancorp, Inc.	500	2,180
#	Citizens Republic Bancorp, Inc.	9,314	34,182
* #	Citizens, Inc.	6,415	45,675
	City Holding Co.	2,200	91,982
	City National Corp.	6,300	311,787
#	Clifton Savings Bancorp, Inc.	4,183	46,097
	CME Group, Inc.	10,100	3,387,338

	CNA Financial Corp.	30,349	850,986
*	CNA Surety Corp.	6,500	104,455
#	CoBiz Financial, Inc.	2,100	22,533
#	Cohen & Steers, Inc.	5,600	162,960
	Columbia Banking System, Inc.	1,855	25,970
	Comerica, Inc.	20,100	564,609
*	Command Security Corp.	631	2,234
	Commerce Bancshares, Inc.	9,059	407,655
* #	Community Bancorp	200	1,052
	Community Bank System, Inc.	3,287	74,286
	Community Trust Bancorp, Inc.	2,090	70,099
	Compass Diversified Holdings	712	9,142
* #	CompuCredit Corp.	5,700	29,583
*	Conseco, Inc.	14,495	130,020
#	Consolidated-Tokoma Land Co.	800	33,032
* #	Consumer Portfolio Services, Inc.	623	1,339
*	Core-Mark Holding Co., Inc.	1,600	47,200
#	Corus Bankshares, Inc.	7,939	31,518
*	Cowen Group, Inc.	600	5,508
*	Crescent Financial Corp.	1,840	11,831
	Cullen Frost Bankers, Inc.	7,720	429,850
#	CVB Financial Corp.	13,213	142,040
*	Dearborn Bancorp, Inc.	105	483
	Delphi Financial Group, Inc. Class A	5,320	142,736
* #	Diamond Hill Investment Group, Inc.	293	26,645
	Dime Community Bancshares	4,900	80,458
	Discover Financial Services	63,610	1,046,384
* #	Dollar Financial Corp.	3,000	54,840
	Donegal Group, Inc. Class A	2,697	48,492
* #	E*TRADE Financial Corp.	48,100	153,920
#	East West Bancorp, Inc.	6,600	82,302
	Eastern Insurance Holdings, Inc.	1,500	22,860
	Eaton Vance Corp.	14,925	532,972
	EMC Insurance Group, Inc.	1,000	24,300
	Employers Holdings, Inc.	8,100	140,778
*	Encore Bancshares, Inc.	200	3,314
* #	Encore Capital Group, Inc.	3,200	40,640
#	Enterprise Financial Services Corp.	1,783	33,449
	Erie Indemnity Co.	6,894	318,847
	ESSA Bancorp, Inc.	2,588	34,627
*	Exlservice Holdings, Inc.	3,600	39,240
	F.N.B. Corp.	4,253	49,718
	FBL Financial Group, Inc. Class A	4,182	95,977
* #	FCStone Group, Inc.	7,100	148,461
	Federal Agriculture Mortgage Corp. Class C	300	8,790
	Federated Investors, Inc.	13,250	443,080
	Fidelity National Financial, Inc.	28,199	395,632
	Fidelity Southern Corp.	1,000	3,950
#	Fifth Third Bancorp	75,506	1,191,485
	Financial Federal Corp.	3,950	98,631
	Financial Institutions, Inc.	50	878
*	First Acceptance Corp.	7,000	22,960
	First American Corp.	12,400	313,348
#	First Bancorp	1,900	28,500
#	First Busey Corp.	5,181	73,363

*	First Cash Financial Services, Inc.	4,200	77,826
	First Citizens BancShares, Inc.	100	14,842
#	First Commonwealth Financial Corp.	11,190	127,902
#	First Community Bancshares, Inc.	1,500	47,895
	First Defiance Financial Corp.	2,382	39,041
	First Financial Bancorp	3,894	50,700
	First Financial Bankshares, Inc.	2,790	136,905
	First Financial Corp.	1,700	70,516
	First Financial Holdings, Inc.	400	8,736
#	First Horizon National Corp.	14,700	165,081
#	First Marblehead Corp.	10,350	42,642
	First Merchants Corp.	1,745	33,661
*	First Mercury Financial Corp.	400	5,892
#	First Midwest Bancorp, Inc.	5,600	125,328
	First Niagara Financial Group, Inc.	16,396	245,284
	First Place Financial Corp.	1,100	11,176
* #	First Regional Bancorp	1,800	9,216
	First Security Group, Inc.	1,000	7,890
#	First South Bancorp, Inc.	1,991	35,181
#	First State Bancorporation	274	1,565
* #	FirstCity Financial Corp.	1,302	8,124
	FirstMerit Corp.	11,240	227,498
#	Flagstar Bancorp, Inc.	16,600	73,538
	Flushing Financial Corp.	3,100	53,909
	FNB United Corp.	1,207	9,077
	Forest City Enterprises, Inc. Class A	6,004	172,675
	Forest City Enterprises, Inc. Class B	3,286	94,407
*	Forestar Real Estate Group, Inc.	100	2,016
*	FPIC Insurance Group, Inc.	1,000	51,660
	Franklin Resources, Inc.	30,843	3,223,093
#	Frontier Financial Corp.	6,500	72,475
	Fulton Financial Corp.	17,509	186,646
*	GAINSCO, Inc.	460	1,380
	Gallagher (Arthur J.) & Co.	12,339	326,737
	GAMCO Investors, Inc.	1,148	54,415
#	Gateway Financial Holdings, Inc.	2,100	14,469
	Genworth Financial, Inc.	58,040	931,542
	German American Bancorp, Inc.	1,900	24,681
	GFI Group, Inc.	14,400	167,040
#	Glacier Bancorp, Inc.	7,684	163,823
#	Great Southern Bancorp, Inc.	1,295	13,429
#	Greene Bancshares, Inc.	1,500	23,175
#	Greenhill & Co., Inc.	3,500	231,350
	Grubb & Ellis Co.	8,130	28,211
*	Guaranty Bancorp	7,400	41,662
*	Hallmark Financial Services, Inc.	2,700	24,921
	Hancock Holding Co.	3,900	191,295
#	Hanmi Financial Corp.	1,700	8,687
	Hanover Insurance Group, Inc.	6,430	303,689
	Harleysville Group, Inc.	4,195	152,153
	Harleysville National Corp.	4,447	65,371
* #	Harris & Harris Group, Inc.	1,000	7,320
	Hartford Financial Services Group, Inc.	33,830	2,133,996
	HCC Insurance Holdings, Inc.	13,725	345,595
#	Heartland Financial USA, Inc.	1,300	27,989

	Heritage Commerce Corp.	1,800	21,636
	Heritage Financial Corp.	905	12,779
	Heritage Financial Group	1,785	18,903
*	HFF, Inc.	400	1,992
	Hilb Rogal Hamilton Co.	4,900	223,195
*	Hilltop Holdings, Inc.	3,700	38,517
	Home Bancshares, Inc.	2,684	64,518
	Home Federal Bancorp, Inc.	2,731	30,041
	HopFed Bancorp, Inc.	200	2,418
	Horace Mann Educators Corp.	2,800	41,720
#	Horizon Financial Corp.	2,100	17,115
*	HouseValues, Inc.	2,600	7,332
	Hudson City Bancorp, Inc.	70,566	1,301,237
	Huntington Bancshares, Inc.	21,314	156,018
	IBERIABANK Corp.	1,925	104,393
#	Imperial Capital Bancorp, Inc.	300	2,682
	Independence Holding Co.	2,500	32,850
	Independent Bank Corp. (MA)	2,295	63,480
	Independent Bank Corp. (MI)	3,263	24,179
	Infinity Property & Casualty Corp.	800	37,200
	Integra Bank Corp.	2,600	16,666
*	IntercontinentalExchange, Inc.	8,717	767,358
* #	International Assets Holding Corp.	1,100	31,240
	International Bancshares Corp.	9,240	238,762
	Intervest Bancshares Corp.	1,300	10,348
*	Investment Technology Group, Inc.	6,054	193,728
*	Investors Bancorp, Inc.	15,700	229,691
#	Irwin Financial Corp.	2,000	7,820
	Janus Capital Group, Inc.	20,600	555,582
#	Jefferies Group, Inc.	15,260	293,145
#	Jones Lang LaSalle, Inc.	4,200	209,160
	JPMorgan Chase & Co.	443,442	17,068,083
*	KBW, Inc.	700	20,678
	Kearny Financial Corp.	10,000	138,900
	KeyCorp	63,007	756,714
	K-Fed Bancorp	435	4,411
*	Knight Capital Group, Inc.	13,300	229,292
#	Lakeland Bancorp, Inc.	3,635	42,893
	Lakeland Financial Corp.	2,100	42,777
	LandAmerica Financial Group, Inc.	2,040	34,966
	Legacy Bancorp, Inc.	1,200	16,548
	Legg Mason, Inc.	16,470	733,409
	Lehman Brothers Holdings, Inc.	59,490	957,194
	Leucadia National Corp.	31,010	1,435,453
#	Life Partners Holdings, Inc.	1,400	40,544
	Lincoln National Corp.	31,237	1,585,590
*	Liquidity Services, Inc.	3,400	37,264
	LNB Bancorp, Inc.	840	7,216
	Loews Corp.	74,856	3,250,996
* #	Loopnet, Inc.	3,700	39,442
#	M&T Bank Corp.	13,938	994,337
#	Macatawa Bank Corp.	1,810	14,643
	MainSource Financial Group, Inc.	2,414	43,718
* #	Markel Corp.	1,408	520,960
*	MarketAxess Holdings, Inc.	3,500	35,175

* #	Marlin Business Services, Inc.	1,500	11,460
	Marsh & McLennan Companies, Inc.	67,965	2,170,122
	Marshall & Ilsley Corp.	32,612	502,225
#	Mastercard, Inc.	12,140	2,944,557
	MB Financial, Inc.	5,050	140,541
	MBT Financial Corp.	2,100	9,555
	MCG Capital Corp.	5,600	19,488
	Meadowbrook Insurance Group, Inc.	8,012	53,680
	Medallion Financial Corp.	3,200	33,216
	Mercantile Bank Corp.	105	904
	Mercer Insurance Group, Inc.	1,116	18,526
	Merchants Bancshares, Inc.	894	20,562
	Mercury General Corp.	7,516	382,865
* #	Meridian Interstate Bancorp, Inc.	100	964
	Merrill Lynch & Co., Inc.	105,392	2,987,863
#	MetLife, Inc.	91,830	4,977,186
#	Midwest Banc Holdings, Inc.	4,200	23,394
#	Moody’s Corp.	30,650	1,246,229
	Morgan Stanley	165,450	6,755,323
*	Move, Inc.	19,258	51,997
#	Nara Bancorp, Inc.	3,100	33,945
*	NASDAQ Stock Market, Inc.	26,130	854,190
#	National City Corp.	79,211	399,223
	National Interstate Corp.	2,500	48,575
	National Penn Bancshares, Inc.	11,537	164,748
	Nationwide Financial Services, Inc.	5,400	277,776
*	Navigators Group, Inc.	2,300	120,520
	NBT Bancorp, Inc.	4,484	112,504
#	Nelnet, Inc. Class A	3,640	57,221
	New England Bancshares, Inc.	1,000	10,355
	New Westfield Financial, Inc.	1,800	18,396
	New York Community Bancorp, Inc.	45,555	751,202
	NewAlliance Bancshares, Inc.	16,500	226,215
	NewBridge Bancorp	1,600	9,584
* #	NexCen Brands, Inc.	40	15
*	Nexity Financial Corp.	300	627
	Northeast Community Bancorp, Inc.	1,876	18,948
	Northern Trust Corp.	27,450	2,206,705
	Northrim Bancorp, Inc.	600	9,942
	Northwest Bancorp, Inc.	7,000	194,180
	NYMAGIC, Inc.	400	8,672
	NYSE Euronext	32,000	1,298,880
	OceanFirst Financial Corp.	1,926	34,764
	Odyssey Re Holdings Corp.	9,400	354,944
#	Old National Bancorp	9,575	166,892
	Old Republic International Corp.	31,587	345,246
#	Old Second Bancorp, Inc.	1,800	30,474
	optionsXpress Holding, Inc.	8,450	194,941
* #	Oritani Financial Corp.	6,047	101,952
#	Pacific Capital Bancorp	6,533	96,100
	Pacific Mercantile Bancorp	1,596	10,853
#	PacWest Bancorp	3,693	83,757
	Park National Corp.	2,100	128,730
#	Peapack-Gladstone Financial Corp.	1,170	34,316
*	Pennsylvania Commerce Bancorp, Inc.	200	5,592

*	Penson Worldwide, Inc.	2,600	43,810
	Peoples Bancorp, Inc.	1,400	28,756
	People’s United Financial, Inc.	44,683	800,719
*	Philadelphia Consolidated Holding Corp.	8,740	522,040
*	Pico Holdings, Inc.	2,941	140,109
* #	Pinnacle Financial Partners, Inc.	3,600	91,152
*	Piper Jaffray Companies, Inc.	1,004	38,162
*	PMA Capital Corp. Class A	1,000	9,490
#	PMI Group, Inc.	1,614	5,794
	PNC Financial Services Group, Inc.	44,759	3,220,410
* #	Portfolio Recovery Associates, Inc.	2,100	89,334
#	Preferred Bank	500	4,885
	Presidential Life Corp.	1,100	19,800
	Principal Financial Group, Inc.	32,014	1,465,921
#	PrivateBancorp, Inc.	4,200	128,688
*	ProAssurance Corp.	4,200	226,380
	Progressive Corp.	89,885	1,660,176
	Prosperity Bancshares, Inc.	6,400	204,608
	Protective Life Corp.	9,500	344,755
#	Provident Bankshares Corp.	4,186	32,400
	Provident Financial Holdings, Inc.	100	634
	Provident Financial Services, Inc.	7,066	107,756
	Provident New York Bancorp	6,130	84,839
	Prudential Financial, Inc.	53,179	3,919,824
	QC Holdings, Inc.	2,796	17,699
	Rainier Pacific Financial Group, Inc.	700	5,138
#	Raymond James Financial, Inc.	15,573	480,116
	Regions Financial Corp.	85,752	794,921
#	Reinsurance Group of America, Inc.	8,500	409,360
	Renasant Corp.	2,900	54,839
	Republic Bancorp, Inc. Class A	105	3,111
	Resource America, Inc.	2,300	28,405
	Riverview Bancorp, Inc.	1,705	11,100
	RLI Corp.	3,330	186,180
	Rockville Financial, Inc.	1,800	26,046
#	Roma Financial Corp.	3,300	50,127
	Rome Bancorp, Inc.	597	6,448
	S&T Bancorp, Inc.	2,732	91,686
#	S.Y. Bancorp, Inc.	2,030	57,327
	SAFECO Corp.	9,800	662,480
	Safety Insurance Group, Inc.	2,500	107,500
#	Sanders Morris Harris Group, Inc.	3,018	31,689
#	Sandy Spring Bancorp, Inc.	2,500	44,750
	SCBT Financial Corp.	1,183	40,021
	Schwab (Charles) Corp.	144,407	3,464,324
*	Seabright Insurance Holdings	2,900	35,206
	Seacoast Banking Corp. of Florida	2,900	25,462
#	Security Bank Corp.	3,328	12,613
	SEI Investments Co.	24,368	575,572
	Selective Insurance Group, Inc.	7,200	173,808
	SI Financial Group, Inc.	1,500	14,400
*	Signature Bank	3,400	100,538
#	Simmons First National Corp. Class A	1,872	53,202
*	SLM Corp.	15,600	257,556
#	Smithtown Bancorp, Inc.	1,563	29,713

	Somerset Hills Bancorp	945	8,552
#	South Financial Group, Inc.	5,601	38,087
	Southern Community Financial Corp.	900	4,383
#	Southside Bancshares, Inc.	1,707	37,127
	Southwest Bancorp, Inc.	2,300	38,732
	Sovereign Bancorp, Inc.	51,925	501,595
*	Specialty Underwriters’ Alliance, Inc.	792	4,158
	StanCorp Financial Group, Inc.	6,400	313,664
	State Auto Financial Corp.	5,940	183,368
	State Bancorp, Inc.	822	12,207
	State Street Corp.	51,944	3,515,050
	StellarOne Corp.	2,570	43,150
	Sterling Bancorp	2,724	42,467
	Sterling Bancshares, Inc.	9,900	97,416
#	Sterling Financial Corp.	4,111	41,891
	Stewart Information Services Corp.	2,175	40,694
* #	Stifel Financial Corp.	3,747	153,140
	Student Loan Corp.	2,472	291,474
	Suffolk Bancorp	1,300	46,189
* #	Sun American Bancorp	200	404
*	Sun Bancorp, Inc.	2,177	25,689
	SunTrust Banks, Inc.	42,052	1,761,558
* #	Superior Bancorp	975	6,552
#	Susquehanna Bancshares, Inc.	11,342	181,245
* #	Susser Holdings Corp.	100	1,871
* #	SVB Financial Group	4,200	235,410
	SWS Group, Inc.	3,900	78,702
	Synovus Financial Corp.	44,015	404,938
	T. Rowe Price Group, Inc.	33,636	1,996,633
	Taylor Capital Group, Inc.	1,330	14,404
#	TCF Financial Corp.	16,896	266,112
* #	TD Ameritrade Holding Corp.	77,204	1,577,278
* #	Tejon Ranch Co.	2,400	82,104
#	Temecula Valley Bancorp, Inc.	700	3,612
*	Tennessee Commerce Bancorp, Inc.	700	11,123
*	Texas Capital Bancshares, Inc.	4,203	65,609
#	TFS Financial Corp.	39,040	477,069
*	The Bancorp, Inc.	1,500	6,900
#	The Colonial BancGroup, Inc.	17,700	111,864
#	The Goldman Sachs Group, Inc.	51,690	8,475,609
	The Phoenix Companies, Inc.	4,100	48,831
#	The St. Joe Corp.	11,425	425,810
	The Travelers Companies, Inc.	78,310	3,458,170
	Thomas Properties Group, Inc.	2,300	22,149
* #	Thomas Weisel Partners Group, Inc.	850	5,202
#	TIB Financial Corp.	909	6,363
	Tompkins Financial Corp.	1,449	65,611
	Torchmark Corp.	12,328	736,475
	Tower Group, Inc.	3,400	71,230
*	Tradestation Group, Inc.	6,540	65,662
	Transatlantic Holdings, Inc.	8,927	536,513
*	Tree.com, Inc.	1,041	7,912
	Trico Bancshares	462	7,595
#	TrustCo Bank Corp. (NY)	10,000	97,800
#	Trustmark Corp.	7,049	135,270

	U.S. Bancorp	227,580	7,250,699
	UCBH Holdings, Inc.	11,900	69,615
	UMB Financial Corp.	5,500	286,165
#	Umpqua Holdings Corp.	7,245	101,140
	Union Bankshares Corp.	1,700	38,607
	UnionBanCal Corp.	16,275	1,199,142
	United Bankshares, Inc.	6,100	157,075
#	United Community Banks, Inc.	3,350	39,396
	United Community Financial Corp.	4,500	16,245
	United Financial Bancorp, Inc.	2,642	33,791
	United Fire & Casualty Co.	3,900	115,986
*	United PanAm Financial Corp.	1,873	6,949
#	United Security Bancshares (CA)	1,806	26,133
	United Western Bancorp, Inc.	1,300	14,131
	Unitrin, Inc.	7,800	199,134
* #	Universal American Corp.	4,871	64,151
	Universal Insurance Holdings, Inc.	4,200	15,666
	Univest Corporation of Pennsylvania	1,893	54,689
	Unum Group	46,998	1,194,219
#	Valley National Bancorp	15,693	314,017
	ViewPoint Financial Group	4,000	65,560
#	Vineyard National Bancorp Co.	1,425	955
* #	Virginia Commerce Bancorp, Inc.	2,843	15,011
	W. R. Berkley Corp.	23,280	548,477
	Wachovia Corp.	170,411	2,707,831
	Waddell & Reed Financial, Inc.	11,500	370,300
#	Washington Federal, Inc.	12,007	206,881
	Washington Trust Bancorp, Inc.	700	17,199
* #	Waterstone Financial, Inc.	1,267	12,455
	Webster Financial Corp.	7,545	160,859
	Wells Fargo & Co.	424,433	12,847,587
	Wesbanco, Inc.	2,764	68,492
	Wesco Financial Corp.	888	329,448
#	West Bancorporation	2,633	31,938
	West Coast Bancorp	2,100	23,058
#	Westamerica Bancorporation	3,900	199,680
* #	Western Alliance Bancorp	2,800	36,400
	Westwood Holdings Group, Inc.	1,000	48,100
	White Mountains Insurance Group, Ltd.	1,397	660,641
#	Whitney Holding Corp.	6,200	134,230
	Willow Financial Bancorp, Inc.	2,570	25,494
#	Wilmington Trust Corp.	6,500	152,555
#	Wilshire Bancorp, Inc.	3,728	50,589
	Wintrust Financial Corp.	3,450	80,212
* #	World Acceptance Corp.	2,200	85,844
#	Yadkin Valley Financial Corp.	1,700	27,795
	Zenith National Insurance Corp.	4,400	168,036
#	Zions Bancorporation	14,640	392,938
* #	ZipRealty, Inc.	3,331	15,089
Total Financials			238,085,450

Health Care — (12.0%)
*	A.D.A.M., Inc.	1,400	9,086
*	Abaxis, Inc.	2,900	57,681
	Abbott Laboratories	201,235	11,556,926

* #	Abiomed, Inc.	4,400	79,288
*	Abraxis Bioscience, Inc.	419	30,796
* #	Acadia Pharmaceuticals, Inc.	5,263	13,421
*	Accelrys, Inc.	3,715	19,058
* #	Accentia Biopharmaceuticals, Inc.	2	2
* #	Achillion Pharmaceuticals, Inc.	666	1,745
* #	Acorda Therapeutics, Inc.	5,600	157,640
*	Adolor Corp.	7,438	24,248
* #	Advanced Medical Optics, Inc.	7,562	163,566
	Aetna, Inc.	63,305	2,730,978
* #	Affymetrix, Inc.	9,290	79,708
*	Air Methods Corp.	1,700	49,079
* #	Akorn, Inc.	11,693	56,711
*	Albany Molecular Research, Inc.	4,200	73,206
*	Alexion Pharmaceuticals, Inc.	10,100	455,308
*	Alexza Pharmaceuticals, Inc.	4,200	22,302
* #	Align Technology, Inc.	400	5,216
*	Alkermes, Inc.	12,670	169,398
#	Allergan, Inc.	39,090	2,183,958
*	Alliance Imaging, Inc.	5,000	58,050
*	Allied Healthcare International, Inc.	6,736	15,291
*	Allion Healthcare, Inc.	2,000	13,820
* #	Allos Therapeutics, Inc.	9,100	84,903
* #	Allscripts Healthcare Solutions, Inc.	7,700	110,418
* #	Almost Family, Inc.	1,200	54,252
* #	Alnylam Pharmaceuticals, Inc.	5,300	157,145
#	Alpharma, Inc. Class A	6,600	235,620
*	Altus Pharmaceuticals, Inc.	100	159
* #	Amag Pharmaceuticals, Inc.	2,100	81,249
*	Amedisys, Inc.	3,534	188,079
*	America Services Group, Inc.	1,200	13,008
*	American Caresource Holding, Inc.	400	3,228
*	American Dental Partners, Inc.	2,637	32,962
* #	American Medical Systems Holdings, Inc.	9,800	174,440
* #	AMERIGROUP Corp.	7,500	194,100
	AmerisourceBergen Corp.	21,830	895,248
*	Amgen, Inc.	134,170	8,432,584
*	AMICAS, Inc.	5,900	17,287
*	AMN Healthcare Services, Inc.	4,600	87,400
*	Amsurg Corp.	4,146	112,398
* #	Amylin Pharmaceuticals, Inc.	16,007	351,834
*	Anadys Pharmaceuticals, Inc.	500	1,320
	Analogic Corp.	2,000	135,400
* #	Anesiva, Inc.	2,800	6,132
*	AngioDynamics, Inc.	3,100	50,933
*	Anika Therapeutics, Inc.	1,588	13,546
*	APP Pharmaceuticals, Inc.	17,749	420,119
	Applied Biosystems, Inc.	22,300	813,727
*	Apria Healthcare Group, Inc.	5,793	114,586
* #	Ardea Biosciences, Inc.	900	11,988
* #	Arena Pharmaceuticals, Inc.	10,351	62,831
* #	Ariad Pharmaceuticals, Inc.	8,000	24,880
*	Arqule, Inc.	6,700	23,584
*	Array BioPharma, Inc.	6,100	49,837
* #	Arthrocare Corp.	2,800	71,792

* #	Aspect Medical Systems, Inc.	1,900	9,937
*	Assisted Living Concepts, Inc.	7,044	49,872
*	AtriCure, Inc.	2,483	25,451
*	ATS Medical, Inc.	9,006	26,658
* #	Auxilium Pharmaceuticals, Inc.	5,400	212,274
*	Avalon Pharmaceuticals, Inc.	2,834	1,559
* #	AVANT Immunotherapeutics, Inc.	2,100	29,043
*	Avigen, Inc.	2,900	11,832
#	Bard (C.R.), Inc.	12,930	1,208,308
*	Barr Laboratories, Inc.	14,325	967,510
	Baxter International, Inc.	81,321	5,510,311
	Beckman Coulter, Inc.	8,300	612,706
	Becton Dickinson & Co.	31,500	2,752,470
* #	BioCryst Pharmaceuticals, Inc.	4,597	15,492
*	Biogen Idec, Inc.	37,775	1,923,881
*	Bio-Imaging Technologies, Inc.	2,162	17,101
* #	BioLase Technology, Inc.	2,300	5,888
* #	BioMarin Pharmaceutical, Inc.	12,250	369,215
*	BioMimetic Therapeutics, Inc.	2,600	29,952
*	Bio-Rad Laboratories, Inc. Class A	3,713	399,519
*	Bio-Reference Laboratories, Inc.	1,800	50,994
* #	BioSante Pharmaceuticals, Inc.	3,800	19,646
*	BioScrip, Inc.	5,400	21,708
*	BioSphere Medical, Inc.	2,293	9,608
*	Boston Scientific Corp.	193,670	2,432,495
* #	Bovie Medical Corp.	2,444	17,841
	Bristol-Myers Squibb Co.	257,340	5,491,636
#	Brookdale Senior Living, Inc.	3,994	88,068
*	Bruker BioSciences Corp.	23,142	357,312
* #	BSD Medical Corp.	2,800	22,260
* #	Cadence Pharmaceuticals, Inc.	3,100	30,721
* #	Caliper Life Sciences, Inc.	6,874	20,553
	Cambrex Corp.	3,000	19,470
*	Candela Corp.	2,400	7,344
*	Cantel Medical Corp.	2,444	23,438
*	Caraco Pharmaceutical Laboratories, Ltd.	3,900	62,790
*	Cardiac Science Corp.	3,085	31,621
* #	Cardica, Inc.	2,000	16,280
	Cardinal Health, Inc.	47,152	2,592,417
* #	Cardium Therapeutics, Inc.	3,900	7,995
*	CAS Medical Systems, Inc.	1,900	6,327
* #	Celera Corp.	11,800	165,200
*	Celgene Corp.	58,090	4,025,637
* #	Cell Genesys, Inc.	9,700	9,506
*	Centene Corp.	6,100	137,738
* #	Cephalon, Inc.	8,695	666,211
* #	Cepheid, Inc.	7,300	135,780
*	Cerner Corp.	10,500	483,525
*	Cerus Corp.	600	2,676
*	Charles River Laboratories International, Inc.	9,335	612,469
	Chemed Corp.	3,200	139,968
	Cigna Corp.	36,600	1,532,808
* #	Cleveland Biolabs, Inc.	1,800	8,964
* #	Clinical Data, Inc.	2,716	44,895
* #	Columbia Laboratories, Inc.	6,900	25,185

* #	Combimatrix Corp.	1,107	15,897
* #	Combinatorx, Inc.	3,268	10,327
* #	Community Health Systems, Inc.	13,121	452,806
	Computer Programs & Systems, Inc.	1,753	47,559
* #	Conceptus, Inc.	3,500	59,150
* #	Conmed Corp.	3,785	120,969
*	Continucare Corp.	6,400	16,256
#	Cooper Companies, Inc.	5,065	186,544
*	Corvel Corp.	1,650	48,031
* #	Covance, Inc.	8,239	777,267
*	Coventry Health Care, Inc.	20,526	718,821
* #	CPEX Pharmaceuticals, Inc.	330	5,448
*	Cross Country Healthcare, Inc.	4,000	62,680
*	CryoLife, Inc.	4,000	63,120
*	Cubist Pharmaceuticals, Inc.	6,390	140,772
* #	Cutera, Inc.	1,500	16,755
* #	CV Therapeutics, Inc.	8,500	97,665
* #	Cyberonics, Inc.	3,800	81,510
*	Cyclacel Pharmaceuticals, Inc.	3,090	5,191
*	Cynosure, Inc. Class A	1,468	36,377
* #	Cypress Bioscience, Inc.	5,400	37,044
*	Cytokinetics, Inc.	4,300	22,360
*	Cytomedix, Inc.	1,031	794
* #	Cytori Therapeutics, Inc.	4,500	28,755
	Datascope Corp.	2,228	111,400
*	DaVita, Inc.	13,870	795,999
* #	Dendreon Corp.	12,900	75,852
	Dentsply International, Inc.	19,441	761,893
* #	DepoMed, Inc.	6,600	28,842
* #	Dexcom, Inc.	4,400	30,272
*	Dialysis Corporation of America	2,100	16,527
*	Digirad Corp.	1,600	2,528
* #	Dionex Corp.	2,300	149,937
* #	Durect Corp.	2,500	13,250
* #	DUSA Pharmaceuticals, Inc.	1,900	3,154
* #	Dyax Corp.	4,400	21,120
* #	Dynavax Technologies Corp.	6,100	10,004
* #	Eclipsys Corp.	5,500	122,705
* #	Edwards Lifesciences Corp.	7,600	449,996
	Eli Lilly & Co.	141,985	6,623,600
* #	Emergency Medical Services Corp. Class A	1,900	63,232
*	Emergent Biosolutions, Inc.	3,579	49,605
* #	Emeritus Corp.	4,794	106,523
* #	Emisphere Technologies, Inc.	4,334	15,819
*	Encision, Inc.	100	170
* #	Endo Pharmaceuticals Holdings, Inc.	28,220	641,158
*	Endologix, Inc.	4,700	12,784
* #	Enzo Biochem, Inc.	4,666	60,425
* #	Enzon Pharmaceuticals, Inc.	1,400	12,670
* #	EPIX Pharmaceuticals, Inc.	3,600	6,372
*	eResearch Technology, Inc.	7,000	94,430
*	etrials Worldwide, Inc.	1,900	2,850
* #	ev3, Inc.	11,328	138,315
*	Evotec AG Sponsored ADR	183	741
* #	Exact Sciences Corp.	2,285	2,445

*	Exactech, Inc.	1,795	46,437
* #	Exelixis, Inc.	12,100	68,849
*	Express Scripts, Inc.	32,355	2,375,181
* #	Five Star Quality Care, Inc.	4,430	17,809
*	Forest Laboratories, Inc.	39,298	1,402,546
* #	Genentech, Inc.	134,500	13,281,875
* #	Genomic Health, Inc.	3,500	78,225
*	Gen-Probe, Inc.	6,930	414,067
*	Gentiva Health Services, Inc.	4,177	116,246
* #	GenVec, Inc.	3,570	4,891
*	Genzyme Corp.	34,968	2,737,994
* #	Geron Corp.	7,000	32,130
*	Gilead Sciences, Inc.	119,468	6,293,574
* #	GTx, Inc.	5,100	90,321
*	Haemonetics Corp.	3,400	213,248
* #	Halozyme Therapeutics, Inc.	8,770	68,406
* #	Hanger Orthopedic Group, Inc.	1,000	16,930
*	Harvard Bioscience, Inc.	5,989	27,430
*	Health Grades, Inc.	1,961	6,530
*	Health Management Associates, Inc.	32,900	191,149
*	Health Net, Inc.	13,500	373,275
*	HealthExtras, Inc.	5,621	183,245
* #	HEALTHSOUTH Corp.	5,860	105,421
*	Healthspring, Inc.	8,800	174,768
* #	HealthStream, Inc.	2,809	8,062
*	HealthTronics, Inc.	3,995	16,859
*	Healthways, Inc.	4,400	83,820
*	Henry Schein, Inc.	11,820	691,234
#	Hill-Rom Holdings, Inc.	8,205	245,658
* #	Hi-Tech Pharmacal Co., Inc.	1,600	14,992
* #	Hlth Corp.	23,100	287,595
*	HMS Holdings Corp.	3,300	81,807
*	Hologic, Inc.	20,064	425,758
*	Home Diagnostics, Inc.	3,161	32,653
	Hooper Holmes, Inc.	200	306
* #	Hospira, Inc.	21,320	860,475
* #	Human Genome Sciences, Inc.	17,900	132,639
*	Humana, Inc.	20,530	952,592
*	Hythiam, Inc.	1,400	3,024
*	IBioPharma, Inc.	800	1,280
* #	ICU Medical, Inc.	1,750	53,147
*	Idenix Pharmaceuticals, Inc.	6,900	56,097
* #	Idera Pharmaceuticals, Inc.	3,200	46,784
* #	IDEXX Laboratories, Inc.	7,356	414,143
* #	IDM Pharma, Inc.	5,998	21,713
* #	I-Flow Corp.	3,800	37,278
* #	Illumina, Inc.	7,441	640,893
* #	ImClone Systems, Inc.	11,378	732,743
*	Immucor, Inc.	8,825	284,253
* #	ImmunoGen, Inc.	6,184	33,270
* #	Immunomedics, Inc.	6,376	13,772
	IMS Health, Inc.	24,525	544,945
*	Incyte Corp.	11,300	115,599
* #	Indevus Pharmaceuticals, Inc.	9,500	20,900
*	Infinity Pharmaceuticals, Inc.	2,600	19,162

* #	Inspire Pharmaceuticals, Inc.	8,100	36,450
* #	Integra LifeSciences Holdings	3,691	178,977
*	IntegraMed America, Inc.	1,494	12,206
*	Interleukin Genetics, Inc.	300	300
* #	InterMune, Inc.	3,900	73,983
* #	Introgen Therapeutics, Inc.	6,700	6,231
*	Intuitive Surgical, Inc.	4,952	1,462,177
	Invacare Corp.	4,800	122,064
*	Inventiv Health, Inc.	5,000	110,350
*	Inverness Medical Innovations, Inc.	3,623	128,689
* #	Invitrogen Corp.	12,368	525,145
* #	Iridex Corp.	150	600
* #	IRIS International, Inc.	2,600	48,152
* #	Isis Pharmaceuticals, Inc.	12,900	228,072
* #	Ista Pharmaceuticals, Inc.	3,920	7,056
* #	Javelin Pharmaceuticals, Inc.	5,600	15,624
	Johnson & Johnson	353,593	24,903,555
* #	Kendle International, Inc.	1,900	93,955
* #	Kensey Nash Corp.	1,540	55,455
* #	Kindred Healthcare, Inc.	5,200	160,836
* #	Kinetic Concepts, Inc.	9,070	318,901
*	King Pharmaceuticals, Inc.	34,540	395,138
* #	K-V Pharmaceutical Co. Class A	4,950	111,622
* #	La Jolla Pharmaceutical Co.	5,000	8,850
*	Laboratory Corp. of America Holdings	14,600	1,067,990
	Landauer, Inc.	1,220	79,617
*	Langer, Inc.	1,756	1,756
*	Lannet Co., Inc.	3,087	10,650
#	LCA-Vision, Inc.	2,150	12,126
*	Lexicon Pharmaceuticals, Inc.	15,800	29,388
* #	LHC Group, Inc.	2,163	63,008
* #	LifePoint Hospitals, Inc.	6,422	216,678
* #	Ligand Pharmaceuticals, Inc. Class B	11,196	37,842
*	Lincare Holdings, Inc.	10,272	338,976
* #	Luminex Corp.	4,924	125,513
*	Magellan Health Services, Inc.	6,111	266,195
* #	Mannkind Corp.	3,700	12,025
* #	Martek Biosciences Corp.	4,800	160,368
*	Matrixx Initiatives, Inc.	1,200	21,264
*	Maxygen, Inc.	5,900	29,087
	McKesson Corp.	37,110	2,144,216
* #	Medarex, Inc.	13,468	99,394
*	MedCath Corp.	3,248	69,085
*	Medco Health Solutions, Inc.	65,800	3,082,730
*	Medical Action Industries, Inc.	2,600	34,242
*	Medical Staffing Network Holdings, Inc.	4,154	11,174
* #	MediciNova, Inc.	940	3,619
#	Medicis Pharmaceutical Corp. Class A	7,760	160,710
* #	Medivation, Inc.	2,240	55,530
*	MEDTOX Scientific, Inc.	1,300	22,724
	Medtronic, Inc.	145,030	7,918,638
*	Memry Corp.	5,100	12,750
#	Mentor Corp.	3,600	88,848
	Merck & Co., Inc.	268,424	9,574,684
	Meridian Bioscience, Inc.	5,175	147,073

*	Merit Medical Systems, Inc.	3,511	67,973
* #	Metabasis Therapeutics, Inc.	3,400	5,100
*	Metropolitan Health Networks, Inc.	6,900	15,318
* #	Micromet, Inc.	6,715	41,834
* #	Micrus Endovascular Corp.	1,780	22,428
* #	MiddleBrook Pharmaceuticals, Inc.	9,300	19,344
* #	Millipore Corp.	7,217	541,347
* #	Minrad International, Inc.	5,300	8,904
* #	Molecular Insight Pharmaceuticals, Inc.	6,330	54,058
* #	Molina Healthcare, Inc.	4,100	129,027
* #	Momenta Pharmaceuticals, Inc.	5,300	76,002
*	MTS Medication Technologies	1,095	6,105
* #	MWI Veterinary Supply, Inc.	1,500	59,085
* #	Mylan, Inc.	41,225	531,390
*	Myriad Genetics, Inc.	5,800	395,560
*	Nabi Biopharmaceuticals	6,800	39,168
#	National Healthcare Corp.	1,791	89,496
#	National Research Corp.	200	6,400
* #	Natus Medical, Inc.	3,400	83,640
* #	Nektar Therapeutics	12,000	47,640
* #	Neogen Corp.	1,950	50,836
*	Neurocrine Biosciences, Inc.	5,300	27,401
* #	Neurometric, Inc.	1,300	1,469
*	Nighthawk Radiology Holdings, Inc.	3,700	31,561
* #	NMT Medical, Inc.	900	3,510
*	Novacea, Inc.	1,476	3,469
* #	NovaMed, Inc.	3,861	17,297
* #	Novavax, Inc.	8,200	22,632
* #	Noven Pharmaceuticals, Inc.	2,900	35,815
* #	NPS Pharmaceuticals, Inc.	5,995	48,559
*	Nutraceutical International Corp.	1,559	19,145
* #	NuVasive, Inc.	4,730	225,432
* #	NxStage Medical, Inc.	4,300	16,340
* #	Odyssey Healthcare, Inc.	5,550	54,057
	Omnicare, Inc.	15,840	510,840
* #	Omnicell, Inc.	4,100	62,935
* #	Omrix Biopharmaceuticals, Inc.	2,100	48,300
* #	Onyx Pharmaceuticals, Inc.	6,900	282,003
* #	Optimer Pharmaceuticals, Inc.	3,500	27,860
* #	OraSure Technologies, Inc.	5,500	27,445
*	Orchid Cellmark, Inc.	4,500	14,715
* #	OSI Pharmaceuticals, Inc.	7,400	373,700
* #	Osiris Therapeutics, Inc.	4,200	64,512
*	Osteotech, Inc.	3,600	18,828
	Owens & Minor, Inc.	5,300	244,436
* #	Oxigene, Inc.	4,200	5,460
*	Pain Therapeutics, Inc.	4,200	39,270
*	Palomar Medical Technologies, Inc.	2,000	28,940
* #	Par Pharmaceutical Companies, Inc.	2,200	31,328
*	Parexel International Corp.	7,591	241,166
*	Patterson Companies, Inc.	16,100	523,894
*	PDI, Inc.	1,874	13,961
#	PDL BioPharma, Inc.	14,116	170,380
* #	Pediatrix Medical Group, Inc.	6,200	353,090
	PerkinElmer, Inc.	16,860	478,993

	Perrigo Co.	12,467	436,220
	Pfizer, Inc.	797,643	15,242,958
	Pharmaceutical Products Development Service, Inc.	15,586	635,909
*	Pharmacopia, Inc.	3,200	6,720
* #	Pharmanet Development Group, Inc.	2,550	66,555
*	Phase Forward, Inc.	4,493	86,805
* #	PHC, Inc.	4,100	10,168
* #	Pozen, Inc.	4,100	47,232
* #	Progenics Pharmaceuticals, Inc.	3,900	53,586
*	Prospect Medical Holdings, Inc.	1,583	3,562
* #	ProxyMed, Inc.	300	6
* #	PSS World Medical, Inc.	9,005	164,521
* #	Psychiatric Solutions, Inc.	7,300	275,575
*	QuadraMed Corp.	680	6,113
#	Quest Diagnostics, Inc.	25,870	1,398,273
* #	Quidel Corp.	4,170	81,523
* #	Quigley Corp.	1,100	5,731
* #	RadNet, Inc.	4,336	26,970
*	Regeneration Technologies, Inc.	8,524	79,955
*	Regeneron Pharmaceuticals, Inc.	10,400	225,888
*	RehabCare Group, Inc.	2,800	51,352
*	Repligen Corp.	4,899	26,308
* #	Repros Therapeutics, Inc.	2,053	17,101
*	Res-Care, Inc.	4,200	80,808
*	ResMed, Inc.	10,200	477,360
* #	Rigel Pharmaceuticals, Inc.	4,900	115,934
* #	Rochester Medical Corp.	1,392	18,778
* #	Rockwell Medical Technologies, Inc.	1,400	6,986
* #	Salix Pharmaceuticals, Ltd.	3,800	25,840
* #	Sangamo BioSciences, Inc.	5,500	54,945
*	Santarus, Inc.	7,100	16,614
* #	Savient Pharmaceuticals, Inc.	7,600	172,748
	Schering-Plough Corp.	204,593	3,969,104
#	Sciele Pharma, Inc.	4,200	80,934
* #	Seattle Genetics, Inc.	11,020	122,873
*	Senomyx, Inc.	3,700	15,540
*	SenoRx, Inc.	800	4,856
*	Sepracor, Inc.	4,500	82,800
* #	Sequenom, Inc.	6,137	139,494
* #	Sirona Dental Systems, Inc.	7,250	199,302
*	Somanetics Corp.	200	4,960
*	Sonic Innovations, Inc.	4,200	12,558
* #	SonoSite, Inc.	2,100	70,980
*	Spectranetics Corp.	4,200	33,768
* #	Spectrum Pharmaceuticals, Inc.	3,200	5,472
*	St. Jude Medical, Inc.	44,266	2,028,711
* #	Staar Surgical Co.	2,359	12,904
* #	Stereotaxis, Inc.	5,700	39,159
	Steris Corp.	8,200	301,514
*	Strategic Diagnostics, Inc.	3,491	8,413
	Stryker Corp.	53,660	3,605,415
* #	Sun Healthcare Group, Inc.	5,300	91,107
*	SunLink Health Systems, Inc.	100	290
*	Sunrise Senior Living, Inc.	3,098	62,982
* #	SuperGen, Inc.	7,300	12,191

* #	SurModics, Inc.	2,600	101,322
*	Symmetry Medical, Inc.	1,200	20,652
*	Synovis Life Technologies, Inc.	1,700	37,332
* #	Synta Pharmaceuticals Corp.	3,900	34,554
*	Targacept, Inc.	2,827	25,867
*	Techne Corp.	5,233	403,831
* #	Telik, Inc.	2,891	1,937
*	Tenet Healthcare Corp.	65,500	394,965
*	Tercica, Inc.	5,500	49,115
*	The Medicines Co.	6,600	160,776
*	Theragenics Corp.	4,707	15,768
*	Theravance, Inc.	1,500	20,445
*	Thermo Fisher Scientific, Inc.	54,564	3,304,396
*	Thoratec Corp.	7,860	209,390
*	Torreypines Therapeutics, Inc.	2,973	1,724
*	Transcend Services, Inc.	400	5,092
#	Trimeris, Inc.	2,800	11,368
*	U.S. Physical Therapy, Inc.	2,200	43,582
*	United Therapeutics Corp.	2,880	305,654
	UnitedHealth Group, Inc.	157,234	4,787,775
	Universal Health Services, Inc.	6,600	407,748
* #	Uroplasty, Inc.	1,745	4,711
	Utah Medical Products, Inc.	276	7,838
#	Valeant Pharmaceuticals International	12,065	220,910
* #	Vanda Pharmaceuticals, Inc.	800	896
*	Varian Medical Systems, Inc.	16,530	1,044,035
* #	Varian, Inc.	4,000	198,840
*	Vascular Solutions, Inc.	2,000	16,700
* #	VCA Antech, Inc.	10,700	328,918
*	Vertex Pharmaceuticals, Inc.	18,600	499,596
* #	Vical, Inc.	6,307	20,245
*	ViroPharma, Inc.	10,700	156,755
* #	Vital Images, Inc.	1,700	26,690
	Vital Signs, Inc.	1,853	136,844
*	Vivus, Inc.	8,200	69,290
* #	Vnus Medical Technologies	2,100	46,557
* #	Volcano Corp.	6,670	122,528
*	Waters Corp.	13,039	889,912
*	Watson Pharmaceuticals, Inc.	14,540	440,707
*	WellPoint, Inc.	69,646	3,676,612
#	West Pharmaceutical Services, Inc.	4,295	209,639
* #	Wright Medical Group, Inc.	4,917	151,394
	Wyeth	170,604	7,383,741
*	Xenoport, Inc.	3,400	166,022
*	XOMA, Ltd.	8,500	17,595
	Young Innovations, Inc.	900	18,441
*	Zimmer Holdings, Inc.	30,418	2,201,959
* #	Zoll Medical Corp.	2,700	93,879
* #	Zymogenetics, Inc.	7,200	60,048
Total Health Care			233,864,904

Industrials — (11.4%)
* #	3-D Systems Corp.	2,800	34,216
	3M Co.	91,011	6,516,388
*	A. T. Cross Co. Class A	1,445	10,317

#	A.O. Smith Corp.	3,120	128,450
#	AAON, Inc.	2,250	48,060
* #	AAR Corp.	5,430	86,174
	ABM Industries, Inc.	7,200	189,216
*	Acco Brands Corp.	8,118	68,922
	Aceto Corp.	1,500	12,810
#	Actuant Corp.	7,140	225,267
	Acuity Brands, Inc.	5,282	229,820
	Administaff, Inc.	3,400	93,160
*	Aerosonic Corp.	100	240
* #	Aerovironment, Inc.	2,700	90,342
*	AGCO Corp.	12,074	744,121
* #	Airtran Holdings, Inc.	11,500	27,600
	Alamo Group, Inc.	1,589	33,258
*	Alaska Air Group, Inc.	3,116	65,467
#	Albany International Corp. Class A	3,900	119,613
	Alexander & Baldwin, Inc.	5,600	250,488
* #	Allegiant Travel Co.	2,300	71,323
* #	Alliant Techsystems, Inc.	4,250	447,227
* #	Allied Defense Group, Inc.	700	5,005
*	Allied Waste Industries, Inc.	56,577	760,395
*	Altra Holdings, Inc.	2,800	50,372
* #	Amerco, Inc.	3,000	125,040
	American Ecology Corp.	2,200	71,412
#	American Railcar Industries, Inc.	3,464	56,151
* #	American Reprographics Co.	5,845	103,515
#	American Science & Engineering, Inc.	1,100	73,480
* #	American Superconductor Corp.	5,504	135,233
#	American Woodmark Corp.	2,014	47,853
	Ameron International Corp.	1,300	151,918
	Ametek, Inc.	13,945	676,890
	Ampco-Pittsburgh Corp.	1,291	56,081
* #	AMR Corp.	24,000	247,920
* #	Amrep Corp.	966	52,164
#	Apogee Enterprises, Inc.	4,400	88,000
* #	Applied Energetics, Inc.	3,200	4,608
	Applied Industrial Technologies, Inc.	2,475	72,047
	Applied Signal Technologies, Inc.	2,100	34,755
*	Argan, Inc.	1,600	27,200
*	Argon ST, Inc.	2,900	72,413
#	Arkansas Best Corp.	3,830	132,595
* #	Astec Industries, Inc.	3,360	115,584
*	Astronics Corp.	1,037	25,189
*	Atlas Air Worldwide Holding, Inc.	3,125	180,437
	Avery Dennison Corp.	13,061	630,063
* #	Avis Budget Group, Inc.	11,696	89,124
*	Axsys Technologies, Inc.	1,500	101,895
* #	AZZ, Inc.	1,630	70,823
	B.F. Goodrich Co.	16,042	822,153
	Badger Meter, Inc.	1,900	87,476
* #	Baker (Michael) Corp.	1,199	41,509
	Baldor Electric Co.	5,870	209,207
*	Baldwin Technology Co., Inc. Class A	2,868	9,063
	Barnes Group, Inc.	7,409	178,705
	Barrett Business Services, Inc.	1,200	17,400

*	BE Aerospace, Inc.	11,600	277,820
*	Beacon Roofing Supply, Inc.	6,890	112,169
	Belden, Inc.	6,600	242,484
*	Blount International, Inc.	6,400	80,768
#	BlueLinx Holdings, Inc.	4,700	33,887
	Boeing Co.	88,610	5,809,272
	Brady Co. Class A	6,720	246,691
#	Briggs & Stratton Corp.	7,176	107,640
*	BTU International, Inc.	1,200	11,748
	Bucyrus International, Inc.	9,758	681,596
* #	Builders FirstSource, Inc.	3,800	19,266
	Burlington Northern Santa Fe Corp.	43,995	4,725,063
#	C&D Technologies, Inc.	4,600	35,374
	C.H. Robinson Worldwide, Inc.	22,670	1,181,334
* #	Cano Petroleum, Inc.	6,000	19,020
* #	Capstone Turbine Corp.	22,255	60,534
	Carlisle Companies, Inc.	5,700	184,623
#	Cascade Corp.	1,395	72,373
*	Casella Waste Systems, Inc. Class A	3,200	42,592
	Caterpillar, Inc.	79,910	5,652,034
* #	CBIZ, Inc.	9,300	79,050
	CDI Corp.	2,000	50,200
* #	CECO Environmental Corp.	2,100	9,996
*	Celadon Group, Inc.	3,250	41,828
* #	Cenveo, Inc.	6,400	66,368
* #	Ceradyne, Inc.	3,775	170,102
*	Chart Industries, Inc.	3,800	175,484
	Chase Corp.	1,500	25,950
*	ChoicePoint, Inc.	8,885	432,344
	Cintas Corp.	20,010	616,308
	CIRCOR International, Inc.	2,604	156,917
	Clarcor, Inc.	6,820	272,323
* #	Clean Harbors, Inc.	3,100	251,534
* #	Coleman Cable, Inc.	1,700	19,975
*	Columbus McKinnon Corp.	2,400	65,496
	Comfort Systems USA, Inc.	6,369	97,064
*	Commercial Vehicle Group, Inc.	1,800	18,432
* #	COMSYS IT Partners, Inc.	2,400	28,416
* #	Consolidated Graphics, Inc.	1,600	62,192
* #	Continental Airlines, Inc.	10,600	172,250
	Con-way, Inc.	5,830	286,253
	Cooper Industries, Ltd.	20,516	977,382
*	Copart, Inc.	11,599	510,472
*	Cornell Companies, Inc.	1,400	37,982
	Corporate Executive Board Co.	4,300	156,520
* #	Corrections Corp. of America	16,600	441,560
* #	CoStar Group, Inc.	2,400	126,744
*	Covanta Holding Corp.	20,910	581,716
*	Covenant Transport Group Class A	100	439
*	CPI Aerostructures, Inc.	541	4,355
*	CRA International, Inc.	1,500	59,835
	Crane Co.	7,940	291,557
* #	Crocs, Inc.	9,100	37,765
	CSX Corp.	50,900	3,292,212
	Cubic Corp.	3,600	99,684

	Cummins, Inc.	25,754	1,678,131
#	Curtiss-Wright Corp.	5,930	319,449
	Danaher Corp.	41,330	3,371,288
	Deere & Co.	55,668	3,928,491
* #	Delta Air Lines, Inc.	31,800	258,534
	Deluxe Corp.	4,900	80,899
	Diamond Management & Technology Consultants, Inc.	3,100	18,538
* #	Document Securities Systems, Inc.	1,600	7,920
* #	Dollar Thrifty Automotive Group, Inc.	1,600	7,440
	Donaldson Co., Inc.	10,900	478,619
* #	Double Eagle Petroleum Co.	1,642	26,699
	Dover Corp.	25,354	1,251,981
	DRS Technologies, Inc.	5,520	439,502
	Ducommun, Inc.	1,300	34,411
* #	DXP Enterprises, Inc.	900	53,145
*	Dynamex, Inc.	1,200	35,376
#	Dynamic Materials Corp.	1,400	43,078
*	DynCorp International, Inc. Class A	6,780	107,056
#	Eagle Bulk Shipping, Inc.	6,545	173,246
*	Eagle Test Systems, Inc.	3,200	45,376
	Eastern Co.	600	8,790
	Eaton Corp.	19,260	1,409,447
	Electro Rent Corp.	3,191	43,461
* #	EMCOR Group, Inc.	9,530	324,687
	Emerson Electric Co.	101,892	4,768,546
#	Encore Wire Corp.	3,650	69,606
* #	Ener1, Inc.	3,946	29,437
* #	Energy Conversion Devices, Inc.	5,600	420,952
* #	Energy Focus, Inc.	2,200	5,434
* #	EnerSys	7,200	202,464
* #	ENGlobal Corp.	3,300	57,123
	Ennis, Inc.	3,900	64,389
* #	EnPro Industries, Inc.	3,176	133,868
	Equifax, Inc.	16,869	595,982
* #	ESCO Technologies, Inc.	3,436	163,588
*	Esterline Technologies Corp.	4,115	232,456
* #	Evergreen Solar, Inc.	15,200	143,336
* #	Exide Technologies	10,005	123,462
#	Expeditors International of Washington, Inc.	28,166	1,016,511
*	Exponent, Inc.	2,100	64,596
#	Fastenal Co.	19,606	1,018,140
	Federal Signal Corp.	7,198	115,384
	FedEx Corp.	40,170	3,326,879
*	First Advantage Corp.	700	11,711
* #	First Solar, Inc.	16,890	4,672,619
* #	Flanders Corp.	3,983	27,921
* #	Flow International Corp.	5,297	35,967
	Flowserve Corp.	7,500	990,900
	Fluor Corp.	22,306	1,787,380
	Forward Air Corp.	3,901	137,666
*	Foster Wheeler, Ltd.	16,900	839,761
#	Franklin Electric Co., Inc.	3,100	134,230
#	Freightcar America, Inc.	1,800	66,546
* #	FTI Consulting, Inc.	6,525	478,935
* #	Fuel Tech, Inc.	1,900	34,846

* #	FuelCell Energy, Inc.	6,300	43,722
* #	Furmanite Corp.	4,200	50,022
	G & K Services, Inc. Class A	2,900	100,021
*	Gardner Denver Machinery, Inc.	7,191	324,602
	GATX Corp.	6,300	276,129
*	Gehl Co.	800	12,056
#	Genco Shipping & Trading, Ltd.	3,100	194,494
#	Gencorp, Inc.	7,446	58,153
*	General Cable Corp.	6,730	331,251
	General Dynamics Corp.	52,106	4,809,384
	General Electric Co.	1,267,289	35,610,821
*	Genesee & Wyoming, Inc.	4,325	186,018
* #	GeoEye, Inc.	2,626	64,994
* #	GeoPetro Resources Co.	3,000	6,900
*	Global Cash Access, Inc.	9,600	57,504
#	Gorman-Rupp Co.	2,118	85,207
*	GP Strategies Corp.	2,286	20,871
#	Graco, Inc.	8,025	306,154
*	Graftech International, Ltd.	13,688	278,140
	Graham Corp.	1,000	93,400
#	Granite Construction, Inc.	5,300	194,404
#	Greenbrier Companies, Inc.	2,200	44,110
*	Griffon Corp.	3,400	41,650
	Hardinge, Inc.	1,430	23,080
	Harsco Corp.	10,988	578,408
*	Hawaiian Holdings, Inc.	5,600	50,568
#	Healthcare Services Group, Inc.	6,070	118,244
#	Heartland Express, Inc.	13,058	215,718
#	Heico Corp.	1,500	53,445
	Heico Corp. Class A	2,090	60,192
#	Heidrick & Struggles International, Inc.	2,500	75,900
	Herman Miller, Inc.	5,400	151,956
* #	Hexcel Corp.	12,510	259,958
* #	Hill International, Inc.	5,000	96,250
	Hi-Shear Technology Corp.	1,200	13,980
#	HNI Corp.	5,400	124,956
* #	Hoku Scientific, Inc.	2,500	15,050
	Honeywell International, Inc.	94,250	4,728,523
#	Horizon Lines, Inc. Class A	4,190	54,386
#	Houston Wire & Cable Co.	2,400	40,464
*	HQ Sustainable Maritime Industries, Inc.	1,600	11,408
*	Hub Group, Inc. Class A	4,800	191,712
#	Hubbell, Inc. Class A	54	2,738
	Hubbell, Inc. Class B	6,500	282,815
*	Hudson Highland Group, Inc.	3,781	34,823
*	Hurco Companies, Inc.	900	29,187
* #	Huron Consulting Group, Inc.	2,350	151,528
*	Huttig Building Products, Inc.	2,100	4,557
*	ICT Group, Inc.	1,800	14,580
	IDEX Corp.	10,815	400,912
*	IHS, Inc.	6,317	405,299
*	II-VI, Inc.	4,000	175,640
	IKON Office Solutions, Inc.	15,764	272,875
	Illinois Tool Works, Inc.	68,491	3,397,839
	Ingersoll-Rand Co., Ltd. Class A	5,336	197,058

* #	Innerworkings, Inc.	6,160	73,058
* #	Innovative Solutions & Support, Inc.	2,200	13,178
* #	Insituform Technologies, Inc. Class A	3,700	67,932
#	Insteel Industries, Inc.	2,600	44,460
*	Integrated Electrical Services, Inc.	2,000	42,820
* #	InterDigital, Inc.	6,000	159,240
*	Interline Brands, Inc.	4,681	75,130
*	Intersections, Inc.	2,400	25,752
	ITT Industries, Inc.	23,985	1,529,044
	J.B. Hunt Transport Services, Inc.	16,300	594,135
*	Jacobs Engineering Group, Inc.	16,023	1,182,818
* #	JetBlue Airways Corp.	15,600	94,692
*	John Bean Technologies Corp.	3,754	48,802
	Joy Global, Inc.	14,015	995,626
*	Kadant, Inc.	900	21,105
	Kaman Corp. Class A	2,400	72,360
*	Kansas City Southern	10,665	548,501
	Kaydon Corp.	3,816	212,666
	KBR, Inc.	28,301	694,790
	Kelly Services, Inc. Class A	4,411	85,309
* #	Kenexa Corp.	3,000	69,390
	Kennametal, Inc.	10,145	357,408
*	Key Technology, Inc.	844	24,105
*	Kforce, Inc.	6,100	65,148
* #	Kirby Corp.	7,000	320,530
	Knight Transportation, Inc.	10,656	190,636
	Knoll, Inc.	6,346	104,519
*	Korn/Ferry International	5,900	104,902
* #	K-Tron International, Inc.	458	68,146
	L-3 Communications Holdings, Inc.	16,122	1,675,721
*	LaBarge, Inc.	2,098	30,987
* #	Ladish Co., Inc.	1,800	47,988
#	Landstar Systems, Inc.	6,700	328,434
	Lawson Products, Inc.	200	6,024
* #	Layne Christensen Co.	2,330	127,870
*	Learning Tree International, Inc.	2,492	37,106
*	LECG Corp.	2,766	22,543
	Lennox International, Inc.	7,400	273,800
#	Lincoln Electric Holdings, Inc.	5,571	449,970
#	Lindsay Corp.	1,500	122,865
*	LMI Aerospace, Inc.	2,000	47,180
	Lockheed Martin Corp.	50,510	5,881,384
	LSI Industries, Inc.	2,625	22,654
*	Lydall, Inc.	600	7,014
* #	M&F Worldwide Corp.	3,100	136,462
*	Mac-Gray Corp.	600	6,954
*	Magnetek, Inc.	3,880	17,848
* ●	MAIR Holdings, Inc.	700	1,043
* ●	MAIR Holdings, Inc. Escrow Shares	700	—
* #	Manitex International, Inc.	289	1,139
	Manpower, Inc.	10,591	509,003
*	Marten Transport, Ltd.	2,939	58,604
	Masco Corp.	35,860	683,492
	McGrath Rentcorp.	3,434	97,869
* #	Medis Technologies, Ltd.	100	313

#	Met-Pro Corp.	2,160	31,493
*	Mettler Toledo International, Inc.	4,620	486,024
*	MFRI, Inc.	1,091	12,296
* #	Microvision, Inc.	3,400	8,840
* #	Middleby Corp.	2,200	117,392
*	Miller Industries, Inc.	276	2,310
#	Mine Safety Appliances Co.	3,500	127,155
* #	Mobile Mini, Inc.	5,038	107,712
* #	Monster Worldwide, Inc.	15,400	300,916
* #	Moog, Inc. Class A	5,425	257,145
*	Moog, Inc. Class B	116	5,526
#	MSC Industrial Direct Co., Inc. Class A	5,867	298,806
	Mueller Industries, Inc.	5,385	151,049
	Mueller Water Products, Inc.	1,800	19,566
	Mueller Water Products, Inc. Class B	11,461	118,965
	Multi-Color Corp.	100	2,334
	NACCO Industries, Inc. Class A	810	95,207
	National Technical Systems, Inc.	1,200	5,988
*	Navigant Consulting, Inc.	6,357	110,040
* #	NCI Building Systems, Inc.	2,940	112,543
	Nordson Corp.	4,309	231,092
	Norfolk Southern Corp.	49,833	3,664,220
* #	North America Galvanizing & Coatings, Inc.	2,150	22,016
	Northrop Grumman Corp.	43,338	2,983,821
*	Old Dominion Freight Line, Inc.	5,386	179,192
#	Omega Flex, Inc.	1,444	31,118
*	On Assignment, Inc.	5,200	49,140
*	Orbital Sciences Corp.	7,400	195,656
	Oshkosh Truck Corp. Class B	9,240	142,481
* #	Owens Corning, Inc.	16,092	389,265
*	P.A.M. Transportation Services, Inc.	463	6,820
	Paccar, Inc.	45,981	1,979,942
	Pacer International, Inc.	6,340	133,647
	Pall Corp.	16,079	652,968
	Parker Hannifin Corp.	21,853	1,400,122
*	Park-Ohio Holdings Corp.	1,300	25,363
* #	Patriot Transportation Holding, Inc.	25	1,977
	Pentair, Inc.	13,492	495,831
*	Perini Corp.	3,300	88,143
*	PGT, Inc.	2,300	11,730
* #	PHH Corp.	7,228	110,227
*	Pike Electric Corp.	4,898	92,327
* #	Pinnacle Airlines Corp.	2,200	10,472
	Pitney Bowes, Inc.	26,615	908,902
* #	Plug Power, Inc.	11,600	31,436
* #	PMFG, Inc.	1,000	26,760
	Portec Rail Products, Inc.	1,221	13,382
* #	Powell Industries, Inc.	1,600	70,688
* #	Power-One, Inc.	10,900	24,525
	Precision Castparts Corp.	17,949	1,853,414
*	PRG-Schultz International, Inc.	1,600	18,864
* #	Protection One, Inc.	3,276	23,260
* #	Quality Distribution, Inc.	2,104	9,468
#	Quanex Building Products Corp.	4,970	81,806
* #	Quanta Services, Inc.	22,982	734,045

	Quixote Corp.	1,000	7,900
	R. R. Donnelley & Sons Co.	27,700	772,276
	Raven Industries, Inc.	2,448	110,723
	Raytheon Co.	55,130	3,307,249
* #	RBC Bearings, Inc.	3,000	119,820
*	RCM Technologies, Inc.	1,300	3,523
	Regal-Beloit Corp.	4,200	197,190
*	Republic Airways Holdings, Inc.	5,300	45,792
	Republic Services, Inc.	23,750	780,663
*	Resources Connection, Inc.	5,800	140,244
	Robbins & Myers, Inc.	4,800	215,280
	Robert Half International, Inc.	19,300	494,080
	Rockwell Automation, Inc.	17,830	841,754
	Rockwell Collins, Inc.	21,300	1,120,167
	Rollins, Inc.	13,320	236,696
	Roper Industries, Inc.	11,830	698,916
*	Rush Enterprises, Inc. Class A	3,300	43,527
*	Rush Enterprises, Inc. Class B	400	5,196
	Ryder System, Inc.	7,869	507,708
*	Saia, Inc.	750	14,460
	Schawk, Inc.	3,160	49,802
* #	School Specialty, Inc.	2,700	82,350
*	Shaw Group, Inc.	10,800	535,032
*	SIFCO Industries, Inc.	400	4,080
#	Simpson Manufacturing Co., Inc.	5,800	161,240
	Skywest, Inc.	7,780	132,960
*	SL Industries, Inc.	956	12,619
	Southwest Airlines Co.	99,237	1,511,380
*	Sparton Corp.	500	2,075
*	Spherion Corp.	3,400	17,612
* #	Spire Corp.	1,300	14,456
	SPX Corp.	7,039	839,401
*	Standard Parking Corp.	2,600	56,758
	Standard Register Co.	2,800	31,696
	Standex International Corp.	1,920	48,000
*	Stanley, Inc.	5,000	170,300
	Steelcase, Inc. Class A	8,422	93,484
*	Stericycle, Inc.	11,300	670,090
*	Sterling Construction Co., Inc.	2,400	44,280
#	Sun Hydraulics, Inc.	2,290	75,776
* #	Synutra International, Inc.	900	44,262
	Sypris Solutions, Inc.	3,211	7,225
#	TAL International Group, Inc.	5,078	124,817
*	Taleo Corp. Class A	3,198	77,424
* #	Taser International, Inc.	8,500	55,250
* #	Team, Inc.	2,219	84,566
	Technology Research Corp.	200	470
#	Tecumseh Products Co. Class A	900	23,751
*	Teledyne Technologies, Inc.	4,800	299,184
	Teleflex, Inc.	5,120	330,598
*	TeleTech Holdings, Inc.	7,900	121,818
	Tennant Co.	2,400	74,760
*	Terex Corp.	13,000	653,770
*	Tetra Tech, Inc.	7,565	216,208
	Textron, Inc.	31,794	1,306,733

* #	The Advisory Board Co.	2,300	71,093
	The Brink’s Co.	6,100	425,658
	The Dun & Bradstreet Corp.	7,420	682,417
* #	The Geo Group, Inc.	6,900	152,697
	The Manitowoc Co., Inc.	17,020	428,564
*	Thomas & Betts Corp.	7,470	344,218
	Thomas Group, Inc.	900	2,880
	Timken Co.	13,475	435,512
#	Titan International, Inc.	4,500	120,330
	Todd Shipyards Corp.	700	10,444
#	Toro Co.	5,140	210,072
*	Trailer Bridge, Inc.	1,489	9,455
* #	TransDigm Group, Inc.	6,086	228,590
* #	TRC Companies, Inc.	3,000	10,590
	Tredegar Industries, Inc.	4,360	86,328
* #	Trex Co., Inc.	2,100	38,955
#	Trinity Industries, Inc.	10,990	395,420
	Triumph Group, Inc.	600	32,844
*	TrueBlue, Inc.	5,200	86,268
	Twin Disc, Inc.	1,200	22,044
*	U.S. Home Systems, Inc.	1,400	5,586
#	UAL Corp.	13,050	144,986
* #	Ultralife Corp.	2,100	24,297
	Union Pacific Corp.	66,674	5,593,949
	United Parcel Service, Inc.	88,930	5,702,192
* #	United Rentals, Inc.	10,190	164,976
*	United Stationers, Inc.	1,800	89,244
	United Technologies Corp.	123,368	8,091,707
	Universal Forest Products, Inc.	2,750	90,338
*	Universal Truckload Services, Inc.	2,268	55,861
*	UQM Technologies, Inc.	2,500	5,750
*	URS Corp.	10,840	519,886
*	US Airways Group, Inc.	1,083	9,195
*	USA Truck, Inc.	1,145	21,068
*	USG Corp.	7,870	218,471
#	Valmont Industries, Inc.	3,500	373,590
*	Versar, Inc.	1,500	8,325
	Viad Corp.	3,250	101,660
	Vicor Corp.	3,500	35,245
*	Volt Information Sciences, Inc.	3,300	46,266
	VSE Corp.	800	29,336
#	W.W. Grainger, Inc.	9,952	895,979
	Wabash National Corp.	3,600	31,284
	Wabtec Corp.	6,100	360,327
	Walter Industries, Inc.	6,700	628,460
*	Waste Connections, Inc.	8,890	322,796
	Waste Management, Inc.	64,998	2,286,630
#	Watsco, Inc. Class A	3,600	184,284
	Watson Wyatt Worldwide, Inc.	5,700	333,963
#	Watts Water Technologies, Inc.	4,070	115,710
*	WCA Waste Corp.	2,800	14,000
#	Werner Enterprises, Inc.	10,441	238,159
* #	WESCO International, Inc.	5,700	219,108
*	Westaff, Inc.	1,500	1,185
#	Western Refining, Inc.	2,100	18,984

	Woodward Governor Co.	8,700	403,071
* #	YRC Worldwide, Inc.	7,500	135,750
Total Industrials			222,268,686

Information Technology — (15.1%)
* #	Acacia Research-Acacia Technologies	3,410	13,606
* #	Access Integrated Technologies, Inc.	2,400	4,008
* #	ACI Worldwide, Inc.	4,100	74,292
*	Actel Corp.	2,800	38,584
*	ActivIdentity Corp.	5,900	15,812
*	Activision Blizzard, Inc.	73,088	2,398,748
*	Actuate Corp.	7,600	32,452
	Acxiom Corp.	8,290	119,791
*	Adaptec, Inc.	10,595	40,155
*	ADC Telecommunications, Inc.	10,645	109,111
* #	ADDvantage Technologies Group, Inc.	500	1,570
*	Adept Technology, Inc.	700	5,425
*	Adobe Systems, Inc.	69,965	2,996,601
#	Adtran, Inc.	9,068	206,750
*	Advanced Analogic Technologies, Inc.	6,028	27,548
*	Advanced Energy Industries, Inc.	6,280	101,296
* #	Advanced Micro Devices, Inc.	53,500	336,515
* #	Advent Software, Inc.	3,700	171,125
* #	Aehr Test Systems	1,675	7,320
*	Aetrium, Inc.	500	1,875
*	Affiliated Computer Services, Inc. Class A	13,490	718,208
*	Agilent Technologies, Inc.	46,586	1,619,329
	Agilysys, Inc.	2,000	26,020
*	Akamai Technologies, Inc.	27,400	627,460
* #	Alliance Data Systems Corp.	10,200	655,248
	Altera Corp.	38,600	873,904
*	Amdocs, Ltd.	24,351	735,157
* #	American Commercial Lines, Inc.	10,660	131,225
	American Software, Inc. Class A	3,000	17,820
* #	Amkor Technology, Inc.	23,527	176,688
	Amphenol Corp.	22,200	1,054,944
*	Amtech Systems, Inc.	1,300	14,573
* #	Anadigics, Inc.	7,600	25,612
	Analog Devices, Inc.	37,900	1,059,684
*	Anaren, Inc.	2,000	21,240
* #	Anixter International, Inc.	4,920	363,145
*	Ansys, Inc.	11,425	506,699
*	Apple, Inc.	112,258	19,031,099
	Applied Materials, Inc.	164,610	2,949,811
*	Applied Micro Circuits Corp.	6,625	52,735
* #	Ariba, Inc.	11,700	172,341
*	Arris Group, Inc.	16,761	158,559
*	Arrow Electronics, Inc.	16,555	549,460
* #	Art Technology Group, Inc.	16,600	68,060
* #	Aruba Networks, Inc.	4,300	27,047
*	Asyst Technologies, Inc.	6,100	25,132
* #	Atheros Communications	7,751	252,760
	Atlantic Tele-Network, Inc.	2,300	76,981
*	Atmel Corp.	62,787	263,078
*	ATMI, Inc.	3,909	95,341

*	Autobytel, Inc.	4,600	5,382
*	Autodesk, Inc.	27,880	990,576
	Automatic Data Processing, Inc.	67,047	2,975,546
* #	Avid Technology, Inc.	4,701	109,251
*	Avnet, Inc.	18,583	545,411
*	Avocent Corp.	6,546	153,635
	AVX Corp.	20,790	238,669
*	Aware, Inc.	3,300	10,428
*	Axcelis Technologies, Inc.	12,900	61,017
*	AXT, Inc.	5,700	20,577
* #	Bankrate, Inc.	2,420	78,069
* #	BearingPoint, Inc.	1,400	1,596
	Bel Fuse, Inc. Class A	173	5,109
	Bel Fuse, Inc. Class B	1,440	40,090
*	Benchmark Electronics, Inc.	8,986	148,179
* #	BigBand Networks, Inc.	7,800	27,378
	Black Box Corp.	2,554	91,535
	Blackbaud, Inc.	3,600	72,684
* #	Blackboard, Inc.	3,830	153,047
* #	Blue Coat Systems, Inc.	4,133	76,874
*	BMC Software, Inc.	25,600	833,536
* #	Bookham, Inc.	2,800	4,732
*	Bottomline Technologies, Inc.	3,900	44,928
*	Brightpoint, Inc.	10,917	93,995
*	Broadcom Corp.	56,480	1,358,909
	Broadridge Financial Solutions, Inc.	19,005	379,530
*	Brocade Communications Systems, Inc.	52,625	390,478
*	Brooks Automation, Inc.	6,441	61,898
*	BSQUARE Corp.	1,900	7,087
	CA, Inc.	67,340	1,610,099
* #	Cabot Microelectronics Corp.	2,700	104,274
* #	CACI International, Inc. Class A	4,435	224,633
*	Cadence Design Systems, Inc.	33,800	270,062
*	CalAmp Corp.	5,615	11,230
*	California Micro Devices Corp.	3,200	10,368
*	Callidus Software, Inc.	3,130	14,868
*	CallWave, Inc.	2,080	4,846
*	Captaris, Inc.	4,088	16,352
*	Cascade Microtech, Inc.	1,542	9,144
	Cass Information Systems, Inc.	1,300	47,346
*	Catalyst Semiconductor, Inc.	2,500	16,925
*	Catapult Communications Corp.	2,755	20,910
* #	Cavium Networks, Inc.	3,400	58,106
*	CEVA, Inc.	3,300	31,350
* #	Checkpoint Systems, Inc.	6,050	128,805
*	Cherokee International Corp.	1,757	5,095
*	Chordiant Software, Inc.	3,560	21,182
*	Ciber, Inc.	1,500	11,745
* #	Ciena Corp.	11,757	204,337
*	Cirrus Logic, Inc.	12,400	77,004
*	Cisco Sytems, Inc.	753,070	18,111,334
*	Citrix Systems, Inc.	23,406	708,500
* #	CMGI, Inc.	4,228	49,848
* #	Cogent, Inc.	13,260	145,860
	Cognex Corp.	6,295	127,348

*	Cognizant Technology Solutions Corp.	35,890	1,052,295
	Cohu, Inc.	3,300	55,110
* #	CommScope, Inc.	9,413	460,955
	Communications Systems, Inc.	1,155	12,301
* #	Commvault Systems, Inc.	3,200	53,952
*	Computer Sciences Corp.	19,000	893,570
*	Compuware Corp.	36,116	412,806
* #	Comtech Telecommunications Corp.	3,316	151,608
* #	Concur Technologies, Inc.	6,050	265,898
* #	Concurrent Computer Corp.	400	2,836
*	Conexant Systems, Inc.	500	2,945
* #	Convera Corp.	7,900	8,532
*	Convergys Corp.	17,200	253,700
	Corning, Inc.	197,758	4,061,949
*	CPI International, Inc.	2,100	30,030
*	Cray, Inc.	600	3,366
*	Credence Systems Corp.	98	111
* #	Cree, Inc.	12,480	290,909
*	CSG Systems International, Inc.	3,700	69,930
	CTS Corp.	800	10,592
*	Cyberoptics Corp.	1,199	10,839
* #	Cybersource Corp.	9,263	159,138
* #	Cymer, Inc.	3,800	113,772
* #	Cypress Semiconductor Corp.	20,038	649,632
#	Daktronics, Inc.	5,100	89,403
*	Datalink Corp.	2,266	13,392
	Dataram Corp.	175	422
*	DDi Corp.	3,039	17,262
*	DealerTrack Holdings, Inc.	5,190	95,652
*	Dell, Inc.	264,543	5,748,519
	Diebold, Inc.	7,800	309,270
*	Digi International, Inc.	3,300	38,973
* #	Digital River, Inc.	5,030	220,063
* #	Diodes, Inc.	5,500	130,845
*	Ditech Networks, Inc.	464	719
*	Dolby Laboratories, Inc.	6,430	261,701
*	Dot Hill Systems Corp.	7,100	15,478
*	Double-Take Software, Inc.	1,400	18,354
*	DSP Group, Inc.	2,420	18,755
* #	DST Systems, Inc.	7,500	463,125
*	DTS, Inc.	2,300	73,991
*	Dycom Industries, Inc.	5,633	90,297
*	Dynamics Research Corp.	1,200	10,764
*	EarthLink, Inc.	15,500	144,460
* #	eBay, Inc.	170,735	4,256,424
* #	Ebix, Inc.	369	40,428
* #	Echelon Corp.	5,800	75,458
*	Echostar Holding Corp.	4,734	148,364
* #	EDGAR Online, Inc.	1,900	4,294
*	Edgewater Technology, Inc.	1,300	6,435
*	EFJohnson Technologies, Inc.	2,700	4,860
*	Electro Scientific Industries, Inc.	3,324	47,500
* #	Electroglas, Inc.	181	270
* #	Electronic Arts, Inc.	41,320	2,016,829
*	Electronics for Imaging, Inc.	5,300	87,927

* #	Elixir Gaming Technologies, Inc.	10,700	4,494
* #	eLoyalty Corp.	1,000	4,910
*	EMC Corp.	266,769	4,076,230
* #	EMCORE Corp.	1,500	9,285
*	EMS Technologies, Inc.	1,949	45,782
* #	Emulex Corp.	10,360	139,031
*	Endwave Corp.	1,400	8,400
*	Entegris, Inc.	8,716	53,691
*	Entorian Technologies, Inc.	3,049	2,226
*	Entrust, Inc.	7,000	16,450
* #	EPIQ Systems, Inc.	5,758	65,008
* #	Equinix, Inc.	4,730	380,765
*	Euronet Worldwide, Inc.	6,630	124,578
*	Exar Corp.	100	774
*	Extreme Networks, Inc.	10,271	35,949
* #	F5 Networks, Inc.	10,530	359,178
	Factset Research Systems, Inc.	6,250	391,938
	Fair Isaac Corp.	6,215	143,567
*	Fairchild Semiconductor Corp. Class A	17,534	219,876
* #	FalconStor Software, Inc.	6,200	46,624
* #	Faro Technologies, Inc.	2,330	55,035
* #	FEI Co.	5,200	140,816
	Fidelity National Information Services, Inc.	26,126	570,853
*	Fiserv, Inc.	22,000	1,140,920
* #	Flir Systems, Inc.	18,000	642,600
* #	FormFactor, Inc.	3,700	71,003
*	Forrester Research, Inc.	3,400	117,606
*	FortuNet, Inc.	1,200	5,760
*	Foundry Networks, Inc.	9,180	168,820
	Frequency Electronics, Inc.	1,300	5,954
*	FSI International, Inc.	2,300	2,622
*	Gartner Group, Inc.	13,900	367,099
*	Gerber Scientific, Inc.	3,100	27,652
	Gevity HR, Inc.	2,800	23,100
	Global Payments, Inc.	10,601	511,074
*	Globecomm Systems, Inc.	1,800	18,360
* #	Glu Mobile, Inc.	600	2,142
*	Goldleaf Financial Solutions, Inc.	1,800	3,096
*	Google, Inc.	30,740	14,241,535
*	Greenfield Online, Inc.	3,780	65,583
* #	GSE Systems, Inc.	2,000	16,100
*	GSI Technology, Inc.	3,462	13,156
*	GTSI Corp.	200	1,380
*	Guidance Software, Inc.	1,100	7,007
* #	Hackett Group, Inc.	5,500	35,200
*	Harmonic, Inc.	12,800	112,640
#	Harris Corp.	17,540	918,394
*	Harris Stratex Networks, Inc. Class A	2,775	25,974
*	Hauppauge Digital, Inc.	500	700
#	Heartland Payment Systems, Inc.	4,786	107,972
	Henry Jack & Associates, Inc.	11,650	233,350
*	Hewitt Associates, Inc. Class A	13,349	536,763
	Hewlett-Packard Co.	335,500	15,741,660
*	hi/fn, Inc.	1,200	4,764
* #	Hittite Microwave Corp.	4,220	149,346

*	Hughes Communications, Inc.	2,900	128,035
*	Hutchinson Technology, Inc.	3,300	47,817
*	Hypercom Corp.	8,361	38,043
* #	I.D. Systems, Inc.	1,087	9,772
* #	i2 Technologies, Inc.	2,266	32,653
*	IAC/InterActiveCorp.	15,616	259,226
#	iBasis, Inc.	5,538	20,269
*	iGATE Capital Corp.	8,000	90,000
* #	iGo, Inc.	1,100	1,243
*	Ikanos Communications	3,200	8,320
*	I-many, Inc.	986	685
	Imation Corp.	4,007	85,109
#	Imergent, Inc.	2,026	22,914
* #	Immersion Corp.	3,300	21,945
*	InFocus Corp.	300	438
	InfoGROUP, Inc.	7,300	48,180
* #	Informatica Corp.	11,800	199,066
	InfoSpace, Inc.	3,810	44,577
*	Ingram Micro, Inc.	24,470	462,728
*	Innodata Isogen, Inc.	4,054	11,797
* #	Insight Enterprises, Inc.	6,835	113,734
	Integral Systems, Inc.	1,300	58,487
*	Integrated Device Technology, Inc.	11,740	124,327
*	Integrated Silicon Solution, Inc.	2,853	11,241
	Intel Corp.	726,158	16,607,233
*	Intelli-Check, Inc.	2,172	4,887
*	Interactive Intelligence, Inc.	2,300	23,069
* #	Intermec, Inc.	8,314	167,028
* #	Internap Network Services Corp.	5,200	16,068
	International Business Machines Corp.	174,977	21,299,950
*	International Rectifier Corp.	8,475	177,128
* #	Internet Brands, Inc.	400	2,796
*	Internet Capital Group, Inc.	3,900	32,955
* #	Interphase Corp.	1,500	5,040
	Intersil Corp.	16,040	375,817
*	Intervoice, Inc.	5,200	42,744
*	Interwoven, Inc.	6,650	97,888
*	Intest Corp.	500	675
*	Intevac, Inc.	3,600	36,648
*	IntriCon Corp.	800	4,664
*	Intuit, Inc.	41,130	1,236,779
*	INX, Inc.	758	7,012
*	iPass, Inc.	7,600	17,252
* #	iPCS, Inc.	2,300	46,000
*	IPG Photonics Corp.	4,400	89,628
* #	Iron Mountain, Inc.	27,107	783,663
* #	Isilon Systems, Inc.	4,300	21,758
*	Iteris, Inc.	2,900	6,467
* #	Itron, Inc.	4,420	457,824
*	Ixia	10,320	89,681
*	IXYS Corp.	4,510	57,412
*	j2 Global Communications, Inc.	5,950	146,787
	Jabil Circuit, Inc.	25,200	424,872
* #	JDA Software Group, Inc.	4,400	80,212
* #	JDS Uniphase Corp.	31,838	323,474

* #	Juniper Networks, Inc.	64,504	1,657,753
*	Jupitermedia Corp.	700	819
	Keithley Instruments, Inc.	2,078	19,762
* #	Kemet Corp.	3,400	5,508
*	Key Tronic Corp.	500	1,680
*	Keynote Systems, Inc.	2,500	35,050
	KLA-Tencor Corp.	22,100	819,026
*	Kopin Corp.	9,339	27,830
*	Kratos Defense & Security Solutions, Inc.	9,870	20,036
* #	Kulicke & Soffa Industries, Inc.	8,100	41,634
*	KVH Industries, Inc.	2,400	21,696
* #	L-1 Identity Solutions, Inc.	11,795	194,382
* #	Lam Research Corp.	14,600	536,696
*	LaserCard Corp.	1,600	9,120
*	Lattice Semiconductor Corp.	13,000	30,420
* #	Lawson Software, Inc.	27,442	222,006
* #	LeCroy Corp.	816	6,797
*	Lender Processing Services, Inc.	13,063	434,998
*	Lexmark International, Inc.	12,300	442,431
	Linear Technology Corp.	28,060	915,878
*	Lionbridge Technologies, Inc.	800	2,552
*	Littlefuse, Inc.	3,100	109,988
*	Logility, Inc.	500	3,415
*	LoJack Corp.	2,500	18,125
*	LookSmart, Ltd.	3,300	10,692
*	Loral Space & Communications, Inc.	2,700	49,599
*	LSI Corp.	91,324	607,305
*	LTX Corp.	8,740	15,645
* #	Luna Innovations, Inc.	1,750	10,903
*	Macrovision Solutions Corp.	13,512	209,706
*	Magma Design Automation, Inc.	5,300	26,924
*	Management Network Group, Inc.	2,600	2,808
* #	Manhattan Associates, Inc.	3,200	78,432
*	ManTech International Corp. Class A	2,740	161,359
#	Marchex, Inc. Class B	3,800	42,826
*	Mastec, Inc.	8,900	125,668
*	Mattson Technology, Inc.	7,100	36,210
#	Maximus, Inc.	2,600	96,200
* #	Maxwell Technologies, Inc.	3,100	38,316
*	McAfee, Inc.	21,440	848,166
*	Measurement Specialties, Inc.	900	16,092
*	MEMC Electronic Materials, Inc.	28,992	1,423,217
*	Mentor Graphics Corp.	12,000	146,400
*	Mercury Computer Systems, Inc.	2,900	26,825
	Mesa Laboratories, Inc.	300	6,297
*	Metavante Technologies, Inc.	3,542	83,733
	Methode Electronics, Inc.	5,800	63,742
	Micrel, Inc.	9,900	91,179
#	Microchip Technology, Inc.	24,320	778,483
*	Micron Technology, Inc.	94,211	399,455
*	Micros Systems, Inc.	10,900	335,938
* #	Microsemi Corp.	10,100	277,750
	Microsoft Corp.	1,130,811	30,859,832
*	MicroStrategy, Inc.	1,000	64,160
*	Microtune, Inc.	7,284	27,024

* #	Midway Games, Inc.	8,800	19,976
* #	Mindspeed Technologies, Inc.	3,300	12,045
*	MIPS Technologies, Inc.	5,300	21,094
* #	MKS Instruments, Inc.	7,700	173,558
	Mocon, Inc.	535	5,687
	Molex, Inc.	2,000	48,240
	Molex, Inc. Class A	10,923	251,884
* #	Monolithic Power Systems	4,300	104,791
*	MoSys, Inc.	4,600	20,930
	Motorola, Inc.	265,545	2,501,434
*	MPS Group, Inc.	11,005	126,778
*	MRV Communications, Inc.	9,500	12,920
*	MSC. Software Corp.	3,548	46,053
	MTS Systems Corp.	2,400	99,552
* #	Multi-Fineline Electronix, Inc.	3,300	56,298
*	Nanometrics, Inc.	2,340	8,494
*	Napco Security Systems, Inc.	1,800	7,398
	National Instruments Corp.	10,295	332,323
	National Semiconductor Corp.	28,200	604,326
*	NCI, Inc.	1,200	32,160
*	NCR Corp.	23,500	621,810
*	NetApp, Inc.	38,400	978,432
* #	NETGEAR, Inc.	4,900	82,565
* #	Netlogic Microsystems, Inc.	2,900	100,717
* #	NetScout Systems, Inc.	5,300	78,970
* #	Network Equipment Technologies, Inc.	2,600	8,476
* #	Newport Corp.	4,800	44,976
	NIC, Inc.	9,200	63,664
* #	Novatel Wireless, Inc.	3,700	23,051
*	Novell, Inc.	48,944	314,710
*	Novellus Systems, Inc.	10,382	235,360
*	Nu Horizons Electronics Corp.	2,700	12,987
*	Nuance Communications, Inc.	27,670	437,186
* #	NumereX Corp. Class A	700	3,654
*	Nvidia Corp.	66,412	839,448
*	Oculus Innovative Sciences, Inc.	1,100	3,146
* #	Omniture, Inc.	6,478	115,438
* #	OmniVision Technologies, Inc.	7,100	82,928
*	ON Semiconductor Corp.	51,544	488,122
*	Online Resources Corp.	4,610	40,153
* #	Onvia, Inc.	1,500	7,125
	Openwave Systems, Inc.	4,833	6,960
*	Oplink Communications, Inc.	2,500	32,850
* #	OPNET Technologies, Inc.	2,400	31,800
*	Opnext, Inc.	1,100	6,974
*	Optical Cable Corp.	1,500	10,380
*	Oracle Corp.	665,533	14,595,139
* #	Orbcomm, Inc.	4,106	23,651
*	Orthovita, Inc.	9,600	29,280
*	OSI Systems, Inc.	2,328	54,033
* #	OYO Geospace Corp.	750	36,795
*	Palm, Inc.	14,525	123,608
*	PAR Technology Corp.	1,750	14,070
*	Parametric Technology Corp.	15,490	311,039
	Park Electrochemical Corp.	2,940	82,379

* #	Parkervision, Inc.	2,700	29,160
	Paychex, Inc.	47,040	1,603,123
*	PC Connection, Inc.	4,300	32,637
	PC-Tel, Inc.	2,700	27,297
*	PDF Solutions, Inc.	3,600	22,860
	Pegasystems, Inc.	4,600	67,436
* #	Perficient, Inc.	3,600	28,584
*	Performance Technologies, Inc.	1,357	6,758
* #	Pericom Semiconductor Corp.	3,488	47,576
* #	Perot Systems Corp.	16,835	299,663
*	Pervasive Software, Inc.	2,700	11,961
*	Phoenix Technologies, Ltd.	3,700	40,848
*	Photon Dynamics, Inc.	800	12,176
*	Photronics, Inc.	4,300	14,061
*	Physicians Formula Holdings, Inc.	2,200	12,958
*	Planar Systems, Inc.	2,500	6,925
	Plantronics, Inc.	6,740	173,892
*	PLATO Learning, Inc.	2,500	4,650
*	Plexus Corp.	6,403	179,476
* #	PLX Technology, Inc.	3,500	19,915
* #	PMC-Sierra, Inc.	29,430	264,870
* #	Polycom, Inc.	12,196	341,976
* #	Power Integrations, Inc.	3,100	91,233
* #	Powerwave Technologies, Inc.	18,829	95,086
*	Presstek, Inc.	4,764	25,583
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	5,200	151,892
	QAD, Inc.	1,768	11,633
* #	QLogic Corp.	17,840	333,251
	QUALCOMM, Inc.	203,403	10,709,168
	Quality Systems, Inc.	3,700	158,434
*	Quantum Corp.	2,080	3,682
* #	Quest Software, Inc.	13,980	206,764
*	QuickLogic Corp.	4,500	6,885
*	Rackable Systems, Inc.	4,600	47,656
*	Radiant Systems, Inc.	4,000	36,480
*	RadiSys Corp.	2,860	31,660
*	RAE Systems, Inc.	7,589	15,254
* #	Rambus, Inc.	13,760	242,038
*	Ramtron International Corp.	4,000	13,960
*	RealNetworks, Inc.	21,360	141,617
*	Red Hat, Inc.	26,394	554,274
	Relm Wireless Corp.	800	1,160
#	Renaissance Learning, Inc.	4,100	52,029
*	RF Micro Devices, Inc.	22,317	86,590
*	RF Monolithics, Inc.	600	600
	Richardson Electronics, Ltd.	2,200	14,762
*	RightNow Technologies, Inc.	4,214	63,168
*	Rimage Corp.	1,691	26,955
*	Riverbed Technology, Inc.	500	8,505
* #	Rofin-Sinar Technologies, Inc.	3,900	157,638
*	Rogers Corp.	2,100	84,021
*	Rudolph Technologies, Inc.	3,887	32,806
*	S1 Corp.	7,200	54,936
* #	Saba Software, Inc.	3,400	12,308

*	Safeguard Scientifics, Inc.	1,300	1,859
*	SAIC, Inc.	27,500	551,375
* #	Salesforce.com, Inc.	15,610	874,472
*	Sandisk Corp.	26,991	390,290
*	Sanmina-SCI Corp.	31,800	74,730
*	Sapient Corp.	17,000	157,590
* #	SAVVIS, Inc.	5,900	93,692
* #	ScanSource, Inc.	3,800	114,342
*	Scientific Learning Corp.	1,682	6,930
*	SCM Microsystems, Inc.	1,092	2,752
*	Seachange International, Inc.	3,500	30,030
*	Secure Computing Corp.	9,480	40,574
*	Semitool, Inc.	1,600	15,424
* #	Semtech Corp.	8,786	129,945
*	SI International, Inc.	500	15,615
* #	Sigma Designs, Inc.	3,600	61,668
*	Silicon Image, Inc.	11,000	76,230
* #	Silicon Laboratories, Inc.	6,400	215,744
*	Silicon Storage Technology, Inc.	12,800	41,856
*	SiRF Technology Holdings, Inc.	6,600	12,210
* #	Skyworks Solutions, Inc.	23,770	230,569
*	SM&A	2,749	9,099
* #	Smith Micro Software, Inc.	4,600	34,822
*	Soapstone Networks, Inc.	1,700	6,664
* #	Sonic Solutions, Inc.	3,834	17,828
*	SonicWALL, Inc.	2,100	13,734
* #	Sonus Networks, Inc.	36,900	124,722
* #	Sourcefire, Inc.	700	5,495
*	Spansion, Inc.	1,000	2,250
*	Spectrum Control, Inc.	2,000	16,520
*	SPSS, Inc.	2,500	78,950
*	SRA International, Inc.	5,760	135,245
*	SRS Labs, Inc.	2,000	12,020
*	Standard Microsystems Corp.	2,852	83,335
	StarTek, Inc.	2,800	25,312
* #	STEC, Inc.	6,827	69,158
* #	Stratasys, Inc.	2,643	44,032
*	SumTotal Systems, Inc.	4,700	22,701
*	Sun Microsystems, Inc.	92,207	829,863
* #	SunPower Corp. Class A	4,900	477,995
* #	Supertex, Inc.	1,600	47,520
*	SupportSoft, Inc.	6,451	22,514
*	Switch and Data Facilities Co.	3,800	55,024
*	Sybase, Inc.	11,860	408,103
*	Sycamore Networks, Inc.	42,214	147,749
*	Sykes Enterprises, Inc.	6,000	120,840
*	Symantec Corp.	110,673	2,469,115
*	Symmetricom, Inc.	5,609	27,596
* #	Synaptics, Inc.	3,400	177,956
* #	Synchronoss Technologies, Inc.	3,400	43,044
* #	SYNNEX Corp.	4,875	112,076
*	Synopsys, Inc.	18,197	391,781
#	Syntel, Inc.	5,500	181,885
*	Take-Two Interactive Software, Inc.	9,020	226,131
*	Tech Data Corp.	6,830	233,176

	Technitrol, Inc.	5,275	83,398
*	TechTeam Global, Inc.	1,479	12,616
*	Techwell, Inc.	2,729	30,237
*	Tekelec	9,990	163,936
* #	TeleCommunication Systems, Inc.	4,200	35,280
*	Tellabs, Inc.	17,266	89,956
*	Telular Corp.	3,800	10,564
*	Teradata Corp.	23,660	581,326
*	Teradyne, Inc.	22,770	212,444
* #	Terremark Worldwide, Inc.	8,300	60,009
*	Tessco Technologies, Inc.	876	12,895
* #	Tessera Technologies, Inc.	5,835	135,780
	Texas Instruments, Inc.	171,174	4,195,475
* #	The Knot, Inc.	153	1,394
	TheStreet.com, Inc.	3,800	26,980
* #	THQ, Inc.	9,850	150,902
*	TIBCO Software, Inc.	28,000	229,320
*	Tier Technologies, Inc. Class B	500	3,850
*	TNS, Inc.	3,700	84,730
*	Tollgrade Communications, Inc.	1,200	8,064
	Total System Services, Inc.	25,988	517,681
*	Transact Technologies, Inc.	700	8,575
* #	Travelzoo, Inc.	1,100	8,613
*	Trident Microsystems, Inc.	6,700	21,105
*	Trimble Navigation, Ltd.	15,473	523,761
*	Triquint Semiconductor, Inc.	22,300	140,267
*	TTM Technologies, Inc.	6,700	80,266
*	Tumbleweed Communications Corp.	7,100	18,105
* #	Tyler Technologies, Inc.	5,500	89,155
* #	Ultimate Software Group, Inc.	3,400	95,336
*	Ultra Clean Holdings, Inc.	3,200	23,296
*	Ultratech, Inc.	3,500	51,975
* #	Unica Corp.	2,600	23,062
*	Unisys Corp.	42,678	174,553
	United Online, Inc.	12,161	128,061
* #	Universal Display Corp.	4,660	66,079
* #	UTStarcom, Inc.	9,930	32,372
* #	ValueClick, Inc.	13,393	172,636
* #	Varian Semiconductor Equipment Associates, Inc.	9,675	312,503
*	Veeco Instruments, Inc.	4,900	82,369
* #	VeriFone Holdings, Inc.	8,900	179,424
*	VeriSign, Inc.	28,800	920,736
*	Viasat, Inc.	4,200	110,166
*	Vicon Industries, Inc.	900	4,883
*	Video Display Corp.	1,359	10,981
*	Vignette Corp.	2,200	29,986
*	Virage Logic Corp.	3,200	21,120
*	Vishay Intertechnology, Inc.	24,188	215,031
* #	Vocus, Inc.	2,300	81,995
* #	Volterra Semiconductor Corp.	3,100	48,732
	Wayside Technology Group, Inc.	252	1,925
*	Websense, Inc.	6,215	140,708
*	Website Pros, Inc.	5	30
*	Westell Technologies, Inc.	55	50
* #	Western Digital Corp.	29,390	801,171

	Western Union Co.	95,127	2,627,408
*	Wind River Systems, Inc.	11,300	124,865
* #	Wireless Ronin Technologies, Inc.	2,200	8,360
*	Wireless Telecom Group, Inc.	2,900	3,335
* #	Wizzard Software Corp.	6,800	8,636
*	WPCS International, Inc.	1,000	5,770
*	Wright Express Corp.	5,140	152,915
	Xerox Corp.	112,929	1,573,101
	Xilinx, Inc.	37,830	982,823
* #	X-Rite, Inc.	3,500	14,070
*	Yahoo!, Inc.	170,050	3,295,569
*	Zebra Technologies Corp. Class A	8,586	268,055
*	ZILOG, Inc.	2,600	9,048
* #	Zix Corp.	9,200	25,576
*	Zones, Inc.	2,000	16,680
*	Zoran Corp.	5,305	47,215
*	Zygo Corp.	2,766	28,988
Total Information Technology			294,247,537

Materials — (4.3%)
#	A. Schulman, Inc.	1,300	31,486
	A.M. Castle & Co.	3,288	66,023
*	AEP Industries, Inc.	800	14,904
	Air Products & Chemicals, Inc.	27,607	2,535,703
	Airgas, Inc.	10,878	644,413
	AK Steel Holding Corp.	14,120	742,853
	Albemarle Corp.	11,916	473,542
	Alcoa, Inc.	105,650	3,394,535
#	Allegheny Technologies, Inc.	12,808	627,592
	AMCOL International Corp.	4,300	156,778
*	American Pacific Corp.	1,500	25,830
#	American Vanguard Corp.	3,200	47,488
* #	Amerigon, Inc.	2,700	18,711
	Aptargroup, Inc.	9,100	367,549
	Arch Chemicals, Inc.	3,700	135,790
*	Arrowhead Research Corp.	4,000	7,000
	Ashland, Inc.	8,240	337,263
#	Balchem Corp.	2,275	62,085
	Ball Corp.	12,272	563,530
* #	Basin Water, Inc.	3,800	6,650
	Bemis Co., Inc.	13,070	364,914
* #	Brush Engineered Materials, Inc.	2,640	77,352
*	Buckeye Technologies, Inc.	3,300	30,393
*	BWAY Holding Co.	100	1,270
	Cabot Corp.	8,642	239,124
	Calgon Carbon Corp.	5,700	121,581
*	Caraustar Industries, Inc.	1,500	2,970
	Carpenter Technology Corp.	5,918	229,678
	Celanese Corp. Class A	19,800	763,488
*	Century Aluminum Co.	5,346	260,671
	CF Industries Holdings, Inc.	7,126	1,086,002
	Chemtura Corp.	27,605	181,917
	Cleveland-Cliffs, Inc.	12,404	1,255,533
* #	Coeur d’Alene Mines Corp.	77,162	138,120
	Commercial Metals Co.	16,104	419,187

	Compass Minerals International, Inc.	4,244	293,982
*	Constar International, Inc.	1,200	2,100
*	Core Molding Technologies, Inc.	1,689	12,161
* #	Crown Holdings, Inc.	21,270	590,030
	Cytec Industries, Inc.	6,375	323,850
	Deltic Timber Corp.	1,606	98,512
	Dow Chemical Co.	121,814	4,157,512
	duPont (E.I.) de Nemours & Co., Inc.	115,548	5,134,953
#	Eagle Materials, Inc.	6,319	192,919
	Eastman Chemical Co.	10,091	608,689
	Ecolab, Inc.	32,568	1,489,660
	Empire Resources, Inc.	47	165
	Ferro Corp.	6,210	136,868
* #	Flotek Industries, Inc.	2,300	38,755
	FMC Corp.	9,700	713,338
	Freeport-McMoRan Copper & Gold, Inc. Class B	49,442	4,416,159
	Friedman Industries, Inc.	1,199	11,271
#	General Maritime Corp.	4,000	98,800
* #	General Moly, Inc.	9,300	63,426
#	Georgia Gulf Corp.	3,800	12,806
#	Gibraltar Industries, Inc.	4,390	94,429
	Glatfelter Co.	5,574	81,771
* #	Graphic Packaging Holding Co.	26,997	76,941
	Greif, Inc. Class A	3,200	221,152
#	Greif, Inc. Class B	300	18,150
* #	H&E Equipment Services, Inc.	4,579	64,610
#	H.B. Fuller Co.	6,948	181,134
	Hawkins, Inc.	888	14,048
* #	Haynes International, Inc.	1,500	87,690
* #	Headwaters, Inc.	6,500	100,035
* #	Hecla Mining Co.	17,463	122,590
	Hercules, Inc.	14,600	314,630
	Huntsman Corp.	12,400	161,820
* #	ICO, Inc.	3,050	17,660
	Innophos Holdings, Inc.	3,100	116,219
	International Flavors & Fragrances, Inc.	10,430	419,390
	International Paper Co.	52,114	1,409,684
* #	Ion Geophysical Corp.	13,575	218,829
	Kaiser Aluminum Corp.	3,000	162,180
	KMG Chemicals, Inc.	1,500	15,990
	Koppers Holdings, Inc.	2,730	125,061
#	Kronos Worldwide, Inc.	6,645	109,177
*	Landec Corp.	3,592	33,729
#	Louisiana-Pacific Corp.	12,317	119,968
* #	LSB Industries, Inc.	2,600	62,764
	Lubrizol Corp.	9,252	490,263
#	Martin Marietta Materials, Inc.	5,100	575,790
*	Material Sciences Corp.	2,094	15,914
	MeadWestavco Corp.	22,201	587,882
* #	Metalico, Inc.	4,600	59,248
	Minerals Technologies, Inc.	2,854	187,451
* #	Mines Management, Inc.	2,270	4,744
	Monsanto Co.	69,241	7,910,784
	Myers Industries, Inc.	3,513	46,231
	Nalco Holding Co.	19,016	434,896

* #	Nanophase Technologies Corp.	2,300	4,071
	Neenah Paper, Inc.	1,380	26,800
	Nevada Chemicals, Inc.	500	4,975
	NewMarket Corp.	2,100	142,674
	Newmont Mining Corp.	52,300	2,358,730
#	NL Industries, Inc.	7,200	75,744
	NN, Inc.	200	3,284
*	Northern Technologies International Corp.	300	3,954
* #	Northwest Pipe Co.	800	46,344
#	Nucor Corp.	39,880	2,093,700
	Olin Corp.	9,749	262,346
	Olympic Steel, Inc.	1,300	61,893
*	OM Group, Inc.	4,420	163,982
*	OMNOVA Solutions, Inc.	3,700	10,693
*	Owens-Illinois, Inc.	21,160	943,736
	Packaging Corp. of America	13,900	357,925
*	Pactiv Corp.	17,400	467,538
*	Patriot Coal Corp.	5,992	359,280
	Penford Corp.	1,600	26,576
* #	Peoplesupport, Inc.	1,200	14,580
*	PolyOne Corp.	13,900	114,119
	PPG Industries, Inc.	22,203	1,395,681
	Praxair, Inc.	38,909	3,495,585
	Quaker Chemical Corp.	1,800	53,280
*	Ready Mix, Inc.	800	3,680
	Reliance Steel & Aluminum Co.	9,752	555,962
#	Rock-Tenn Co. Class A	5,800	212,744
*	Rockwood Holdings, Inc.	10,200	386,070
	Rohm & Haas Co.	25,252	1,895,163
*	Rosetta Resources, Inc.	8,000	186,000
#	Royal Gold, Inc.	4,400	152,724
	RPM International, Inc.	17,850	385,560
* #	RTI International Metals, Inc.	2,700	91,287
	Schnitzer Steel Industries, Inc. Class A	3,000	205,230
	Schweitzer-Maudoit International, Inc.	2,300	43,608
	Scotts Miracle-Gro Co. Class A	8,300	221,942
	Sealed Air Corp.	6,000	145,380
	Sensient Technologies Corp.	7,170	209,436
	Sigma-Aldrich Corp.	16,835	955,555
	Silgan Holdings, Inc.	5,030	263,270
*	Smurfit-Stone Container Corp.	32,723	165,251
*	Solitario Exploration & Royalty Corp.	2,533	9,955
	Sonoco Products Co.	13,180	455,501
#	Southern Copper Corp.	106,812	2,726,910
	Spartech Corp.	3,100	32,643
	Steel Dynamics, Inc.	24,300	603,369
	Stepan Co.	1,491	87,716
* #	Stillwater Mining Co.	13,770	102,587
*	Symyx Technologies, Inc.	4,500	49,725
#	Synalloy Corp.	1,137	17,407
	Temple-Inland, Inc.	12,698	212,184
	Terra Industries, Inc.	12,000	601,680
	Texas Industries, Inc.	3,500	184,345
	The Mosaic Co.	56,000	5,977,440
#	Titanium Metals Corp.	20,123	289,972

*	U.S. Concrete, Inc.	5,000	20,900
* #	U.S. Gold Corp.	8,100	10,206
* #	United States Lime & Minerals, Inc.	909	35,251
	United States Steel Corp.	14,808	1,970,501
*	Universal Stainless & Alloy Products, Inc.	900	32,535
	Valhi, Inc.	14,794	271,174
	Valspar Corp.	13,200	312,312
#	Vulcan Materials Co.	14,697	1,099,923
*	W.R. Grace & Co.	9,350	245,812
	Wausau Paper Corp.	6,800	58,548
#	Westlake Chemical Corp.	4,100	77,818
	Weyerhaeuser Co.	23,898	1,326,100
	Worthington Industries, Inc.	10,400	183,040
	Zep, Inc.	2,526	49,484
* #	Zoltek Companies, Inc.	3,700	63,011
Total Materials			84,165,136

Other — (0.0%)
* ●	DMRC Corp.	922	10,753
* ●	Petrocorp, Inc. Escrow Shares	100	6
Total Other			10,759

Telecommunication Services — (2.7%)
#	Alaska Communications Systems Group, Inc.	5,589	58,796
* #	American Tower Corp.	51,211	2,116,551
	Arbinet-thexchange, Inc.	4,200	16,338
	AT&T, Inc.	783,048	25,049,706
* #	Cbeyond, Inc.	3,600	60,948
*	Centennial Communications Corp.	14,300	108,966
	CenturyTel, Inc.	14,905	575,780
*	Cincinnati Bell, Inc.	31,800	124,020
*	Clear Channel Outdoor Holdings, Inc.	5,100	85,527
* #	Cogent Communications Group, Inc.	6,400	58,944
	Consolidated Communications Holdings, Inc.	3,944	59,594
*	Crown Castle International Corp.	37,130	1,388,662
	D&E Communications, Inc.	2,499	23,366
	Embarq Corp.	18,663	880,147
#	FairPoint Communications, Inc.	10,798	95,562
	Frontier Communications Corp.	44,821	563,400
*	General Communications, Inc. Class A	7,700	78,078
	Hickory Tech Corp.	2,200	15,444
* #	ICO Global Communications (Holdings), Ltd.	8,999	26,367
	IDT Corp.	700	1,085
#	IDT Corp. Class B	4,400	6,820
#	Iowa Telecommunications Services, Inc.	3,600	66,204
* #	LCC International, Inc. Class A	1,700	1,003
* #	Leap Wireless International, Inc.	9,450	422,037
* #	Level 3 Communications, Inc.	188,600	646,898
*	NeuStar, Inc.	9,270	222,573
*	Nexstar Broadcasting Group, Inc.	991	3,578
* #	Nextwave Wireless, Inc.	14,414	13,982
*	NII Holdings, Inc.	18,300	961,116
*	Occam Networks, Inc.	2,870	12,714
*	PAETEC Holding Corp.	12,100	39,930
*	Premiere Global Services, Inc.	9,200	139,104

#	Qwest Communications International, Inc.	210,804	796,839
	Regal Entertainment Group	16,750	280,730
*	SBA Communications Corp.	13,880	484,828
	Shenandoah Telecommunications Co.	1,100	19,008
*	Spark Networks, Inc.	3,300	14,124
	Sprint Nextel Corp.	183,152	1,597,085
	SureWest Communications	2,098	24,945
* #	Syniverse Holdings, Inc.	10,680	177,181
	Telephone & Data Systems, Inc.	7,165	275,136
	Telephone & Data Systems, Inc. Special Shares	7,627	284,868
* #	Terrestar Corp.	1,100	3,058
*	tw Telecom, Inc.	19,910	305,419
*	United States Cellular Corp.	6,320	330,536
* #	USA Mobility, Inc.	600	6,762
	Verizon Communications, Inc.	374,819	13,163,643
* #	Vonage Holdings Corp.	200	296
	Windstream Corp.	57,108	709,281
*	Xeta Corp.	1,100	3,586
Total Telecommunication Services			52,400,565

Utilities — (3.2%)
* #	AES Corp.	88,070	1,343,948
	AGL Resources, Inc.	8,728	288,548
	Allegheny Energy, Inc.	18,020	816,847
	ALLETE, Inc.	3,600	151,992
	Alliant Energy Corp.	12,200	426,390
	Ameren Corp.	22,900	958,594
	American Electric Power Co., Inc.	44,220	1,726,349
#	American States Water Co.	1,900	75,069
	Aqua America, Inc.	13,867	253,627
	Artesian Resources Corp. Class A	471	8,219
	Atmos Energy Corp.	9,030	248,686
	Avista Corp.	5,800	129,340
	Black Hills Corp.	4,290	145,045
* #	Cadiz, Inc.	1,704	33,245
	California Water Service Group	2,300	90,367
	CenterPoint Energy, Inc.	36,070	572,792
	Central Vermont Public Service Corp.	1,249	30,351
	CH Energy Group, Inc.	1,800	71,640
	Chesapeake Utilities Corp.	975	29,523
#	Cleco Corp.	6,902	173,999
	CMS Energy Corp.	25,000	339,250
	Connecticut Water Services, Inc.	300	8,013
	Consolidated Edison, Inc.	30,300	1,239,270
	Constellation Energy Group	12,800	853,888
	Delta Natural Gas Co., Inc.	360	9,832
	Dominion Resources, Inc.	73,400	3,195,102
	DPL, Inc.	13,000	322,660
	DTE Energy Co.	19,120	806,099
	Duke Energy Corp.	139,564	2,433,996
*	Dynegy, Inc.	59,315	353,517
	Edison International	36,310	1,667,355
*	El Paso Electric Co.	5,300	112,837
	Empire District Electric Co.	3,470	73,217
	Energen Corp.	8,300	463,472

	Energy East Corp.	16,200	440,640
	Energy West, Inc.	1,050	10,448
	EnergySouth, Inc.	798	48,878
	Entergy Corp.	21,700	2,243,563
	Equitable Resources, Inc.	13,600	678,776
	Exelon Corp.	73,800	5,605,848
	FirstEnergy Corp.	34,100	2,477,024
	FPL Group, Inc.	44,320	2,661,859
	Great Plains Energy, Inc.	11,688	274,084
#	Hawaiian Electric Industries, Inc.	8,100	214,245
	IDACORP, Inc.	3,900	116,220
	Integrys Energy Group, Inc.	8,480	443,250
	ITC Holdings Corp.	6,020	337,180
	Laclede Group, Inc.	2,600	116,818
	MDU Resources Group, Inc.	20,250	669,060
	MGE Energy, Inc.	2,398	81,292
	Middlesex Water Co.	1,920	34,022
* #	Mirant Corp.	30,056	889,056
	National Fuel Gas Co.	9,500	449,445
	New Jersey Resources Corp.	4,800	173,664
#	Nicor, Inc.	4,400	201,916
	NiSource, Inc.	27,100	446,608
	Northeast Utilities, Inc.	16,640	447,450
#	Northwest Natural Gas Co.	2,997	146,044
	NorthWestern Corp.	2,900	76,270
* #	NRG Energy, Inc.	31,641	1,190,967
	NSTAR	11,700	395,928
	OGE Energy Corp.	9,800	330,260
	Oneok, Inc.	12,100	528,891
#	Ormat Technologies, Inc.	5,800	290,812
	Otter Tail Corp.	3,301	131,083
	Pepco Holdings, Inc.	20,700	524,745
	PG&E Corp.	40,000	1,653,200
#	Piedmont Natural Gas Co.	8,400	242,340
	Pinnacle West Capital Corp.	11,090	390,257
#	PNM Resources, Inc.	8,020	94,556
	Portland General Electric Co.	7,400	189,588
	PPL Corp.	42,100	1,842,717
	Progress Energy, Inc.	28,950	1,264,536
	Public Service Enterprise Group, Inc.	64,591	2,633,375
	Puget Energy, Inc.	12,800	357,120
	Questar Corp.	23,199	1,203,796
*	Reliant Energy, Inc.	46,684	795,029
	RGC Resources, Inc.	100	2,890
	SCANA Corp.	12,720	498,624
	Sempra Energy	29,200	1,691,264
	Sierra Pacific Resources	24,100	270,884
#	SJW Corp.	2,756	76,810
	South Jersey Industries, Inc.	3,300	117,711
	Southern Co.	83,600	3,135,836
	Southern Union Co.	13,588	354,104
	Southwest Gas Corp.	4,900	148,715
#	Southwest Water Co.	2,770	32,741
	TECO Energy, Inc.	23,200	413,888
	UGI Corp.	11,600	319,000

	UIL Holdings Corp.	3,030	98,778
	Unisource Energy Corp.	3,900	125,307
	Vectren Corp.	8,690	241,061
	Westar Energy, Inc.	9,700	219,705
#	WGL Holdings, Inc.	5,807	186,985
	Wisconsin Energy Corp.	12,590	588,834
	Xcel Energy, Inc.	47,990	984,275
	York Water Co.	1,600	22,560
Total Utilities			62,325,911

TOTAL COMMON STOCKS			1,779,758,005

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
*	Inverness Medical Innovations, Inc. Series B	178	43,432

RIGHTS/WARRANTS — (0.0%)
* ●	eLoyalty Corp. Rights 09/12/08	197	—

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,142,146	7,142,146

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (8.4%)
§ @	DFA Short Term Investment Fund LP	$159,431	159,431,463

@	Repurchase Agreement, Deutsche Bank Securities 2.14%, 09/02/08 (Collateralized by $8,103,104 FNMA 6.500%, 11/01/36 & 7.000%, 07/01/38, valued at $5,723,078) to be repurchased at $5,557,707	5,556	5,556,386

TOTAL SECURITIES LENDING COLLATERAL			164,987,849

TOTAL INVESTMENTS - (100.0%)
(Cost $1,723,887,834)##			$1,951,931,432

THE GLOBAL VALUE SERIES

SCHEDULES OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	11,530,595	$200,978,271
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	8,514,232	165,601,812

TOTAL AFFLIATED INVESTMENT COMPANIES (Cost $341,598,699)		366,580,083

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash
Portfolio —Institutional Shares
(Cost $17,632)	17,632	17,632

TOTAL INVESTMENTS - (100.0%) (Cost $341,616,331)##		$366,597,715

THE GLOBAL LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES - (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		$64,202,291
Investment in Large Cap International Portfolio of The DFA Investment Dimensions Group Inc.	2,846,061	61,304,154

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $97,084,556)		125,506,445

TEMPORARY CASH INVESTMENTS- (0.0%)
BlackRock Liquidity Funds Tempcash
Portfolio —Institutional Shares
(Cost $3,394)	3,394	3,394

TOTAL INVESTMENTS - (100.0%) (Cost $97,087,950)##		$125,509,839

THE GLOBAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value †

AFFILIATED INVESTMENT COMPANIES - (99.9%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	9,035,311	$127,668,944
Investment in The Continental Small Company Series of The DFA Investment Trust Company		46,930,045
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		32,612,511
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		21,087,219
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		13,506,339
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		12,021,717

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $245,945,443)		253,826,775

TEMPORARY CASH INVESTMENTS- (0.1%)
BlackRock Liquidity Funds Tempcash
Portfolio —Institutional Shares
(Cost $322,803)	322,803	322,803

TOTAL INVESTMENTS – (100.0%) (Cost $246,268,246)##		$254,149,578

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors LP. At August 31, 2008, the Trust consisted of twenty-one operational investment portfolios, all of which are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The shares of the Master Funds held by the Fund of Funds (The Global Value Series, The Global Large Company Series and The Global Small Company Series) are valued at the Master Fund’s respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes.  The Fund of Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Series’ net assets as of August 31, 2008 are listed below.

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,294,745,303	523,416,024	—	$4,818,161,327	$(398,988)	—	—	$(398,988)
The Enhanced U.S. Large Company Series	1,487,726	256,273,035	—	257,760,761	(15,219,313)	(597,924)	—	(15,817,237)
The U.S. Large Cap Value Series	9,357,219,953	1,202,531,912	—	10,559,751,865	—	—	—	—
The U.S. Small Cap Value Series	7,665,839,562	1,536,290,222	—	9,202,129,784	—	—	—	—
The U.S. Small Cap Series	3,007,425,225	830,112,190	—	3,837,537,415	—	—	—	—
The U.S. Micro Cap Series	4,136,615,808	988,508,276	—	5,125,124,084	—	—	—	—
The DFA International Value Series	1,417,696,949	6,887,750,485	—	8,305,447,434	—	—	—	—
The Japanese Small Company Series	201,351	1,726,919,556	—	1,727,120,907	—	—	—	—
The Asia Pacific Small Company Series	8,729,546	1,170,782,749	—	1,179,512,295	—	—	—	—
The United Kingdom Small Company Series	1,116,787	988,273,340	—	989,390,127	—	—	—	—
The Continental Small Company Series	19,691,337	2,218,043,857	—	2,237,735,194	—	—	—	—
The Canadian Small Company Series	463,430,717	101,351,836	—	564,782,553	—	—	—	—
The Emerging Markets Series	975,497,379	1,956,059,091	—	2,931,556,470	—	—	—	—
The Emerging Markets Small Cap Series	213,756,628	892,532,743	—	1,106,289,371	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,476,098,875	—	3,476,098,875	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,396,293,136	—	3,396,293,136	—	$(2,740,918)	—	$(2,740,918)
The Tax-Managed U.S. Marketwide Value Series	3,309,751,900	383,273,876	—	3,693,025,776	—	—	—	—
The Tax-Managed U.S. Equity Series	1,786,931,289	165,000,143	—	1,951,931,432	—	—	—	—
The Global Value Series	366,597,715	—	—	366,597,715	—	—	—	—
The Global Large Company Series	125,509,839	—	—	125,509,839	—	—	—	—
The Global Small Company Series	254,149,578	—	—	254,149,578	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

1

Federal Tax Cost Note

At August 31, 2008, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,201,350,170
The Enhanced U.S. Large Company Series	254,434,472
The U.S. Large Cap Value Series	9,974,526,891
The U.S. Small Cap Value Series	10,457,667,930
The U.S. Small Cap Series	3,996,750,778
The U.S. Micro Cap Series	5,411,740,580
The DFA International Value Series	8,274,976,144
The Japanese Small Company Series	2,062,615,502
The Asia Pacific Small Company Series	1,182,320,897
The United Kingdom Small Company Series	980,337,611
The Continental Small Company Series	1,941,012,055
The Canadian Small Company Series	650,672,531
The Emerging Markets Series	1,995,044,731
The Emerging Markets Small Cap Series	1,047,527,891
The DFA One-Year Fixed Income Series	3,480,943,835
The DFA Two-Year Global Fixed Income Series	3,343,120,285
The Tax-Managed U.S. Marketwide Value Series	3,345,232,886
The Tax-Managed U.S. Equity Series	1,724,348,644
The Global Value Series	346,268,423
The Global Large Company Series	98,131,679
The Global Small Company Series	246,587,186

2

Subsequent Event Note

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Funds listed below. As a result, PFPC Trust as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Funds through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the criteria for sales accounting has been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the following Funds had a realized gain/loss, which did not have a material impact on the financial statement or net asset value of the Funds:

Fund	Gain/(Loss)
The U.S. Large Company Series	$(245,141)
The U.S. Large Cap Value Series	(148,159)
The U.S. Small Cap Value Series	(25,094,422)
The U.S. Small Cap Series	(6,296,869)
The U.S. Micro Cap Series	(9,447,639)
The Emerging Markets Series	2,508,201
The Emerging Markets Small Cap Series	(420,896)
The Tax-Managed U.S. Marketwide Value Series	900,094
The Tax-Managed U.S. Equity Series	(340,954)

3

ITEM 2.       CONTROLS AND PROCEDURES.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.       EXHIBITS.

(a)               Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date:	October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date:	October 28, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date:	October 28, 2008